                              FIRSTAR FUNDS, INC.

                                  Bond Funds:
                          Firstar Short-Term Bond Fund
                         Firstar Intermediate Bond Fund
                          Firstar Bond IMMDEX(TM) Fund
                    Firstar U.S. Government Securities Fund
                          Firstar Aggregate Bond Fund
                         Firstar Strategic Income Fund

                             Tax-Exempt Bond Funds:
                   Firstar Tax-Exempt Intermediate Bond Fund
                     Firstar Missouri Tax-Exempt Bond Fund
                      Firstar National Municipal Bond Fund

                                 Equity Funds:
                          Firstar Balanced Income Fund
                          Firstar Balanced Growth Fund
                          Firstar Growth & Income Fund
                           Firstar Equity Income Fund
                          Firstar Relative Value Fund
                           Firstar Equity Index Fund
                       Firstar Large Cap Core Equity Fund
                         Firstar Large Cap Growth Fund
                        Firstar International Value Fund
                       Firstar International Growth Fund
                           Firstar MidCap Index Fund
                        Firstar MidCap Core Equity Fund
                          Firstar Small Cap Index Fund
                       Firstar Small Cap Core Equity Fund
                       Firstar Science & Technology Fund
                             Firstar MicroCap Fund
                               Firstar REIT Fund

                            615 East Michigan Street
                            Milwaukee, WI 53201-3011

                                                                    July 1, 2001

Dear Shareholder:

     On behalf of the Board of Directors of Firstar Funds, Inc. ("Firstar"), we are pleased to invite you to a special meeting of shareholders of the Firstar Funds named above (each a "Firstar Fund") to be held at 10:00 a.m. (Eastern time) on August 30, 2001 at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania (the "Special Meeting"). At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of June 1, 2001 (the "Reorganization Agreement"), by and between Firstar and First American Investment Funds, Inc. ("FAIF"), which contemplates the reorganization of your Firstar Fund into a corresponding fund of FAIF (each a "FAIF Fund"). You also will be asked to approve the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

     Background. As you may recall, Firstar Corporation merged with U.S. Bancorp on February 27, 2001. As a result of that merger, Firstar Investment Research & Management Company, LLC ("FIRMCO"), formerly the investment adviser to Firstar, became an indirect wholly-owned subsidiary of U.S. Bancorp. On May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. ("Asset Management") was formed pursuant to an internal reorganization within U.S. Bancorp, combining FIRMCO with FAIF's investment adviser, First American Asset Management ("FAAM"), a division of U.S. Bank National Association. As a result of this combination, Asset Management became the investment adviser to Firstar and FAIF.

     Because Asset Management now manages FAIF and Firstar, Asset Management has recommended the combination of the assets of FAIF and twenty-six Firstar Funds into twenty-four separate FAIF investment portfolios. As further described below, Asset Management has also recommended the combination of the assets of Firstar's six money market funds and the Firstar Global Equity Fund into seven separate investment portfolios of affiliated investment companies of FAIF. It is also anticipated that the Firstar Conning Money Market Fund will be reorganized into a separate investment company unaffiliated with FAIF.

     At the upcoming Special Meeting, you will be asked to approve the reorganization of your Firstar Fund into a corresponding FAIF Fund (the "Reorganization"), the sale of substantially all of the assets of Firstar and the dissolution of Firstar under state law. If requisite shareholder approvals are obtained, your Firstar Fund will be reorganized into the corresponding FAIF Fund in mid to late September 2001, when your shares in the Firstar Fund will be exchanged for shares of equal value of a corresponding FAIF Fund.

     FIRSTAR'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

     In considering these matters, you should note:

- THE SAME OR SIMILAR OBJECTIVES AND POLICIES

     Thirteen of the Firstar Funds (the Firstar Short-Term Bond Fund, Firstar Intermediate Bond Fund, Firstar Aggregate Bond Fund, Firstar Strategic Income Fund, Firstar Tax-Exempt Intermediate Bond Fund, Firstar National Municipal Bond Fund, Firstar Balanced Income Fund, Firstar Balanced Growth Fund, Firstar Equity Income Fund, Firstar Equity Index Fund, Firstar International Value Fund, Firstar International Growth Fund and Firstar REIT Fund) are proposed to be reorganized into existing FAIF Funds that will have investment objectives and policies following the Reorganization that are, in general, the same or similar to those of the corresponding Firstar Funds.

     Thirteen of the Firstar Funds (the Firstar Bond IMMDEX(TM) Fund, Firstar U.S. Government Securities Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar Growth & Income Fund, Firstar Relative Value Fund, Firstar Large Cap Core Equity Fund, Firstar Large Cap Growth Fund, Firstar MidCap Index Fund, Firstar MidCap Core Equity Fund, Firstar Small Cap Index Fund, Firstar Small Cap Core Equity Fund, Firstar Science & Technology Fund and Firstar MicroCap Fund) are proposed to be reorganized into newly organized FAIF Funds that have been specifically created for the purpose of the Reorganization. Each of these newly organized FAIF Funds will have an investment objective and investment policies that are similar in material respects to the corresponding Firstar Fund.

- SAME VALUE OF SHARES

     The FAIF Fund shares you receive in the Reorganization will have the same total dollar value as the total dollar value of the Firstar Fund shares that you held immediately prior to the Reorganization. The exchange of Firstar Fund shares for FAIF Fund shares will be tax-free under federal tax laws. No front-end or contingent deferred sales loads will be charged as a result of the exchange.

- REASONS FOR THE REORGANIZATION

     The proposed Reorganization is expected to benefit Firstar Fund shareholders by, among other things:

          (i) offering a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders;

          (ii) offering the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

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

          (iii) offering the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base;

          (iv) offering distribution channels that will have a better understanding of the mutual funds offered by FAIF and its affiliated investment companies and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex; and

          (v) the post-Reorganization total fund operating expenses (after waivers) of the FAIF Fund will be the same or lower than all but two of the Firstar Funds (the Firstar Aggregate Bond Fund and the Firstar International Growth Fund) and one share class of a third Firstar Fund (Retail B Shares of the Firstar Strategic Income Fund) through September 30, 2002.

     To see how the Reorganization will affect your Firstar Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding FAIF Funds.

     The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Firstar Funds named above, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

     Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

          1. Internet -- Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

          2. Telephone -- Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free 800 number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

          3. By mail -- If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

     Please return your Proxy Ballot(s) or follow the instructions below to vote on-line or by telephone so that your vote will be counted.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, IN THE ENCLOSED POSTAGE PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED IN THE ENCLOSED MATERIALS.

     The proposed Reorganization and the reasons for the Firstar Board of Directors' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Firstar toll-free at 1-800-677-Fund.

     We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                          Sincerely,

                                          /s/ Marian Zentmyer

                                          MARIAN ZENTMYER
                                          President

                               SHAREHOLDER Q & A

     Firstar equity and bond funds' shareholders are being asked to approve a reorganization of each Firstar equity and bond fund into a corresponding First American Investment Fund, which is a part of a family of funds advised by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Q: WHY HAS THE REORGANIZATION OF FIRSTAR EQUITY AND BOND FUNDS INTO
   CORRESPONDING FIRST AMERICAN INVESTMENT FUNDS BEEN RECOMMENDED?

A: The Board of Directors of Firstar Funds and the Board of Directors of First
   American Investment Funds have each determined that the reorganization of each of the Firstar equity and bond funds into a corresponding First American Investment Fund is in the best interests of the shareholders of each Fund.

   Benefits to Firstar shareholders include:

   - Access to a larger and more diverse family of mutual funds comprising more than fifty-five investment portfolios.

   - The potential for each individual First American Investment Fund to use its increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms.

   - The potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base.

   - Post-reorganization total fund operating expenses (after waivers) of the corresponding First American Investment Funds will be the same or lower than all but two of the Firstar Funds (the Firstar Aggregate Bond Fund and the Firstar International Growth Fund) and one share class of a third Firstar Fund (Retail B Shares of the Firstar Strategic Income Fund) through September 30, 2002.

Q: HOW WILL FIRSTAR FUNDS BE AFFECTED BY THE REORGANIZATION?

A: Our goal is to consolidate similar funds in the two families into a single, diverse fund family offering a wider range of mutual fund offerings for shareholders.

   The matrix following this Q & A shows which First American Investment Funds the Firstar equity and bond funds will reorganize into. If shareholders approve, some of the Firstar Funds will reorganize into existing First American Investment Funds that have similar investment objectives and management styles. Other Firstar Funds will be reorganized into new First American Investment Funds with substantially similar objectives that have been created to continue the operation of the Firstar Funds.

   Although the Firstar Funds are similar to the First American Investment Funds into which they will reorganize, there are some differences, which are discussed in the enclosed proxy statement/prospectus.

   Firstar Funds also offers shares in six money market funds and the Global Equity Fund. These funds are not part of this proxy statement/prospectus. Firstar Funds' shareholders in those funds are voting on similar reorganizations, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Funds and First American Strategy Funds. These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar. First American Funds and First American Strategy Fund are affiliated investment companies that are also part of the First American family of funds. It is also anticipated that the Firstar Conning Money Market Fund will be reorganized into a separate investment company unaffiliated with the First American family of funds.

Q: WHY NOT KEEP BOTH FUND FAMILIES?

A: The proposed reorganization is expected to promote the efficiency of certain operational procedures of Firstar Funds and First American Investment Funds and their affiliated investment companies which will eliminate duplicate costs to shareholders (e.g., the need to maintain separate boards, separate counsel and separate accountants). In addition, Firstar Fund and First American Investment Fund shareholders will have a greater variety of investment options available to them through the more than fifty-five investment portfolios which will be offered by the First American family of funds after the proposed reorganizations.

Q: WILL THERE BE ANY COSTS TO ME AS A RESULT OF THE REORGANIZATION?

A: No. The costs of reorganization are not expected to be passed on to shareholders in any way. No sales charge will be imposed on the First American Investment Fund shares issued to you in the reorganization.

   In addition, the exchange of Firstar Fund shares for First American Investment Fund shares will be tax-free under federal laws. However, the sale of securities by a Firstar Fund, prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the taxable capital gains distribution made prior to the reorganization. See "The Reorganization-Federal Income Tax Considerations" for additional information.

Q: WHICH CLASS OF FIRST AMERICAN INVESTMENT FUND SHARES WILL I RECEIVE IN THE
   REORGANIZATION?

A: Shareholders of Firstar Funds will receive the following corresponding First
   American Investment Fund share class:

FIRSTAR FUNDS SHARE CLASS                   FIRST AMERICAN INVESTMENT FUND SHARE CLASS
-------------------------                   ------------------------------------------
Retail A Shares                             Class A Shares
Retail B Shares                             Class B Shares
Y Shares                                    Class S Shares
Institutional Shares                        Class Y Shares

   Please refer to Tables III(A) and III(B) of the enclosed proxy statement/prospectus for information regarding the specific classes of shares of the Firstar Funds and First American Investment Funds involved in the reorganization.

Q: IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES? COMPLETE A SPECIAL FORM?
   SUBMIT SOME SORT OF ORDER?

A: No. The only thing you need to do is vote. If shareholders approve the reorganization, your Firstar Funds shares will be exchanged for shares of the appropriate First American Investment Funds automatically. The total value of the First American Investment Fund shares that you receive will be the same as the total value of the Firstar Fund shares that you hold immediately before the reorganization. If all necessary approvals are obtained the proposed reorganization will likely take place in mid to late September 2001.

   Firstar Fund shareholders who do not wish to be reorganized into First American Investment Funds and have their Firstar Fund shares exchanged for shares of a corresponding First American Investment Fund should redeem their shares prior to the reorganization. Shareholders may redeem shares of their Firstar Funds up until 3:00 p.m. Central Time of the day before the applicable effective time of the reorganization for their Firstar Fund which is currently anticipated to be in mid to late September 2001. Shareholders whose redemption requests are received after 3:00 p.m. Central Time on the day before the applicable effective time of the reorganization will have their redemption request executed on the next business day, and as a result will be reorganized into their Firstar Fund's corresponding FAIF Fund and then redeemed out of such FASF Fund. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q: WHO WILL RECEIVE THE PROXY STATEMENT/PROSPECTUS MATERIAL AND WHEN IS MY PROXY
   DUE?

A: This Proxy Statement/Prospectus has been mailed to all persons and entities that held shares on June 22, 2001. We would like to receive your vote as soon as possible. You may cast your vote. . .

  By phone:
  Call 1-800-690-6903 and follow the recorded instructions.

  By internet:
  Visit http://www.proxyvote.com. Once there, enter the 12 digit control number located on your proxy card.

  By mail:
  Please note that you received one proxy ballot for each fund you own. All ballots must be marked with your vote and returned in the business reply envelope included in this package. If you have misplaced your envelope, please mail your proxy to:

   51 Mercedes Way
   Edgewood, New York 11717

Q: WHEN AND WHERE WILL THE SHAREHOLDER MEETING TAKE PLACE?

A: The shareholder meeting will be held at 10:00 a.m. on August 30, 2001 at the offices of Firstar Funds' counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA.

   Regardless of whether you plan to attend the meeting, you should vote by phone, internet, or return your proxy card(s) in the mail as soon as possible.

  PLEASE READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS FOR FURTHER INFORMATION. IF YOU HAVE ADDITIONAL QUESTIONS, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR FIRSTAR FUNDS INVESTOR SERVICES AT 800-677-FUND.

PROPOSED FUND-TO-FUND REORGANIZATION MATRIX

FIRSTAR FUND                                 FIRST AMERICAN INVESTMENT FUND
------------                                 ------------------------------
Short-Term Bond Fund                         Limited Term Income Fund
----------------------------------------------------------------------------------------
Intermediate Bond Fund                       Intermediate Term Income Fund**
----------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund                         Bond IMMDEX(TM) Fund*
----------------------------------------------------------------------------------------
U.S. Government Securities Fund              U.S. Government Securities Fund*
----------------------------------------------------------------------------------------
Aggregate Bond Fund                          Fixed Income Fund
----------------------------------------------------------------------------------------
Strategic Income Fund                        Corporate Bond Fund
----------------------------------------------------------------------------------------
Tax-Exempt Intermediate Bond Fund            Intermediate Tax Free Fund
----------------------------------------------------------------------------------------
Missouri Tax-Exempt Bond Fund                Missouri Tax Free Fund*
----------------------------------------------------------------------------------------
National Municipal Bond Fund                 Tax Free Fund**
----------------------------------------------------------------------------------------
Balanced Income Fund                         Balanced Fund***
----------------------------------------------------------------------------------------
Balanced Growth Fund                         Balanced Fund***
----------------------------------------------------------------------------------------
Growth & Income Fund                         Growth & Income Fund*
----------------------------------------------------------------------------------------
Equity Income Fund                           Equity Income Fund
----------------------------------------------------------------------------------------
Relative Value Fund                          Relative Value Fund*
----------------------------------------------------------------------------------------
Equity Index Fund                            Equity Index Fund
----------------------------------------------------------------------------------------
Large Cap Core Equity Fund                   Large Cap Core Fund*
----------------------------------------------------------------------------------------
Large Cap Growth Fund                        Capital Growth Fund*
----------------------------------------------------------------------------------------
International Value Fund                     International Fund****
----------------------------------------------------------------------------------------
International Growth Fund                    International Fund****
----------------------------------------------------------------------------------------
Mid Cap Index Fund                           Mid Cap Index Fund*
----------------------------------------------------------------------------------------
Mid Cap Core Equity Fund                     Mid Cap Core Fund*
----------------------------------------------------------------------------------------
Small Cap Index Fund                         Small Cap Index Fund*
----------------------------------------------------------------------------------------
Small Cap Core Equity Fund                   Small Cap Core Fund*
----------------------------------------------------------------------------------------
Science & Technology Fund                    Science & Technology Fund*
----------------------------------------------------------------------------------------
Micro Cap Fund                               Micro Cap Fund*
----------------------------------------------------------------------------------------
REIT Fund                                    Real Estate Securities Fund
----------------------------------------------------------------------------------------

   * Indicates new First American Investment Funds, created from existing Firstar Funds.

  ** Will substantially continue, with certain changes, the investment policies of the corresponding Firstar Fund.

 *** Will substantially continue, with certain changes, the investment policies of the Firstar Balanced Growth Fund.

**** Will substantially continue, with certain changes, the investment policies of the Firstar International Growth Fund.

                              FIRSTAR FUNDS, INC.

                                  Bond Funds:
                          Firstar Short-Term Bond Fund
                         Firstar Intermediate Bond Fund
                          Firstar Bond IMMDEX(TM) Fund
                    Firstar U.S. Government Securities Fund
                          Firstar Aggregate Bond Fund
                         Firstar Strategic Income Fund

                             Tax-Exempt Bond Funds:
                   Firstar Tax-Exempt Intermediate Bond Fund
                     Firstar Missouri Tax-Exempt Bond Fund
                      Firstar National Municipal Bond Fund

                                 Equity Funds:
                          Firstar Balanced Income Fund
                          Firstar Balanced Growth Fund
                          Firstar Growth & Income Fund
                           Firstar Equity Income Fund
                          Firstar Relative Value Fund
                           Firstar Equity Index Fund
                       Firstar Large Cap Core Equity Fund
                         Firstar Large Cap Growth Fund
                        Firstar International Value Fund
                       Firstar International Growth Fund
                           Firstar MidCap Index Fund
                        Firstar MidCap Core Equity Fund
                          Firstar Small Cap Index Fund
                       Firstar Small Cap Core Equity Fund
                       Firstar Science & Technology Fund
                             Firstar MicroCap Fund
                               Firstar REIT Fund

                            615 East Michigan Street
                            Milwaukee, WI 53201-3011

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 30, 2001

To Shareholders of the above-named Funds of Firstar Funds, Inc.:

     NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of each of the Funds of Firstar Funds, Inc. named above (each a "Firstar Fund" and together, the "Firstar Funds"), each of which is a separate series of Firstar Funds, Inc. ("Firstar"), will be held at 10:00 a.m. (Eastern time), on August 30, 2001, at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, for the purpose of considering and voting upon:

          ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Firstar and First American Investment Funds, Inc. ("FAIF") dated as of June 1, 2001 (the "Reorganization Agreement"), which provides for and contemplates: (a) the separate transfer of substantially all of the assets and liabilities of each of the twenty-six Firstar Funds to a separate designated corresponding investment portfolio of FAIF (each a "FAIF Fund") in exchange for shares of designated classes of the corresponding FAIF Fund of equal value; and (b) the distribution of the shares of designated classes of the corresponding FAIF Fund to the shareholders of each Firstar Fund in liquidation of each of the Firstar Funds.

          ITEM 2. A proposal to approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of the other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

          Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     With respect to Item 1, shareholders will vote on a fund by fund basis (i.e., shareholders will vote only to approve or withhold approval of the reorganizations of the Firstar Funds for which they are shareholders). With respect to Item 2, shareholders will vote on a company-wide basis (i.e., all shareholders of Firstar will vote together to approve the sale of substantially all the assets of Firstar and the dissolution of Firstar under state law).

     Items 1 and 2 are described in the attached Combined Proxy
Statement/Prospectus. YOUR DIRECTORS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

     Shareholders of record as of the close of business on June 22, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT THAT IS BEING SOLICITED BY THE FIRSTAR BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. YOU ALSO MAY RETURN PROXIES BY: 1) TOUCH-TONE TELEPHONE VOTING OR 2) VOTING ON-LINE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO FIRSTAR A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          By Order of the Board of Directors

                                          /s/ James M. Wade

                                          JAMES M. WADE
                                          Chairman of the Board

WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, FIRSTAR WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING FIRSTAR TO HOLD THE SPECIAL MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                  JULY 1, 2001

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                            MILWAUKEE, WI 53201-3011
                                 1-800-677-3863

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                            601 SECOND AVENUE SOUTH
                           MINNEAPOLIS, MN 55440-1330
                                 1-800-637-2548

     This combined proxy statement/prospectus ("Proxy Statement/Prospectus") is being sent to shareholders of the Firstar Short-Term Bond Fund, Firstar Intermediate Bond Fund, Firstar Bond IMMDEX(TM) Fund, Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund, Firstar Strategic Income Fund, Firstar Tax-Exempt Intermediate Bond Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar National Municipal Bond Fund, Firstar Balanced Income Fund, Firstar Balanced Growth Fund, Firstar Growth & Income Fund, Firstar Equity Income Fund, Firstar Relative Value Fund, Firstar Equity Index Fund, Firstar Large Cap Core Equity Fund, Firstar Large Cap Growth Fund, Firstar International Value Fund, Firstar International Growth Fund, Firstar MidCap Index Fund, Firstar MidCap Core Equity Fund, Firstar Small Cap Index Fund, Firstar Small Cap Core Equity Fund, Firstar Science & Technology Fund, Firstar MicroCap Fund and Firstar REIT Fund (each a "Firstar Fund" and collectively the "Firstar Funds"). The Board of Directors of Firstar Funds, Inc. ("Firstar") has called a Special Meeting of Shareholders (the "Special Meeting") to be held at the offices of Firstar's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, on August 30, 2001 at 10:00 a.m. Eastern time.

     At the Special Meeting, shareholders will be asked:

     - To approve a proposed Agreement and Plan of Reorganization dated as of June 1, 2001 (the "Reorganization Agreement"), by and between Firstar and First American Investment Funds, Inc. ("FAIF"), which provides for and contemplates (a) the separate transfer of substantially all of the assets and liabilities of each of the twenty-six Firstar Funds to a separate corresponding investment portfolio of FAIF (each a "FAIF Fund" and collectively, the "FAIF Funds") in exchange for shares of designated classes of the corresponding FAIF Fund of equal value; and (b) the distribution of the shares of designated classes of the corresponding FAIF Fund to shareholders of each Firstar Fund in liquidation of each of the Firstar Funds.

     - To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of the other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

     With respect to the proposal to approve the Reorganization Agreement, shareholders will vote on a fund by fund basis (i.e., shareholders will vote only to approve or withhold approval of the reorganizations of the Firstar Funds for which they are shareholders). With respect to the proposal to sell substantially all of the assets of Firstar and dissolve Firstar under state law, shareholders will vote on a company-wide basis (i.e., all shareholders of Firstar will vote together to approve the sale of substantially all the assets of Firstar). For additional information, see "Voting Matters."

     The Reorganization Agreement, the form of which is attached as Appendix I to this Proxy Statement/Prospectus, provides for the transfer of substantially all of the assets and liabilities of each of the twenty-six Firstar Funds to a corresponding FAIF Fund in exchange for Class A Shares, Class B Shares, Class S Shares or Class Y Shares, as applicable, of the corresponding FAIF Fund of equal value. Firstar and FAIF are both registered open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of each Firstar Fund will become shareholders of the corresponding FAIF Fund (the Firstar Funds and FAIF Funds are sometimes referred to as the "Funds").

     Firstar also offers shares in eight other funds that are not part of the Proxy Statement/Prospectus. Firstar shareholders in those funds (other than the Firstar Conning Money Market Fund) are voting on similar agreements and plans of reorganization, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (together with FAIF, the "First American Funds"). These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar pursuant to the aforementioned reorganizations and the dissolution of Firstar upon consummation of the separate reorganizations. It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAIF prior to the First American Funds reorganizations. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other investment portfolios of Firstar are approved and consummated and the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution is approved, Firstar will deregister as a registered investment company and dissolve under Wisconsin law.

     The transactions contemplated by the Reorganization Agreement with respect to each Firstar Fund are referred to collectively as the "Reorganization."

     This Proxy Statement/Prospectus sets forth concisely the information that a Firstar Fund shareholder should know before voting and investing, and should be retained for future reference. It is Firstar's proxy statement for the Special Meeting. It is also a prospectus for the FAIF Limited Term Income Fund, FAIF Intermediate Term Income Fund, FAIF Fixed Income Fund, FAIF Corporate Bond Fund, FAIF Intermediate Tax Free Fund, FAIF Tax Free Fund, FAIF Balanced Fund, FAIF Equity Income Fund, FAIF Equity Index Fund, FAIF International Fund and FAIF Real Estate Securities Fund (the "Existing FAIF Funds") and a prospectus for the FAIF Bond IMMDEX(TM) Fund, FAIF U.S. Government Securities Fund, FAIF Missouri Tax Free Fund, FAIF Growth & Income Fund, FAIF Relative Value Fund, FAIF Large Cap Core Fund, FAIF Capital Growth Fund, FAIF Mid Cap Index Fund, FAIF Mid Cap Core Fund, FAIF Small Cap Index Fund, FAIF Small Cap Core Fund, FAIF Science & Technology Fund, and FAIF Micro Cap Fund (the "Shell FAIF Funds"). Each Shell FAIF Fund will have an investment objective, policies and restrictions that are substantially the same in material respects to the Firstar Fund being reorganized into it. However, there are some differences which are discussed below.

     Additional information is set forth in the Statement of Additional Information dated July 1, 2001 relating to this Proxy Statement/Prospectus and in the prospectuses dated March 1, 2001, as supplemented, for the designated share classes of the Firstar Funds, which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Firstar at the telephone number or address stated above. The information contained in the Existing FAIF Funds' current prospectuses dated December 30, 2000, as supplemented, also is incorporated by reference into this Proxy Statement/Prospectus (the Firstar and FAIF Funds' prospectuses are herein referred to as each a "Prospectus" and collectively, the "Prospectuses"). In addition, a current prospectus for the designated share classes of the Existing FAIF Funds accompanies this Proxy Statement/Prospectus. The Annual Report for the year ended September 30, 2000 and the Semi-Annual Report for the six-month period ended March 31, 2001 for the Existing FAIF Funds are available without charge by calling or writing FAIF at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

     This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about July 23, 2001.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF FIRSTAR AND FAIF ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. BANK NATIONAL ASSOCIATION, U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC. OR ANY OF THEIR AFFILIATES OR ANY

OTHER BANK. THESE SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE DISTRIBUTOR OF FIRSTAR IS QUASAR DISTRIBUTORS, LLC. THE CURRENT DISTRIBUTOR OF FAIF IS SEI INVESTMENTS DISTRIBUTION CO. IT IS ANTICIPATED THAT QUASAR DISTRIBUTORS, LLC WILL BECOME THE DISTRIBUTOR OF FAIF UPON THE CLOSING OF THE REORGANIZATION.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FEE TABLE...................................................     1
  Table I...................................................     1
SUMMARY.....................................................     6
  Proposed Reorganization...................................     6
  Overview of the Funds.....................................     7
  Table II..................................................    11
  Federal Income Tax Consequences...........................    12
  Firstar and FAIF Board Consideration......................    12
  Principal Risk Factors....................................    13
  Voting Information........................................    24
THE REORGANIZATION..........................................    24
  Reasons for the Reorganization............................    24
  Description of the Reorganization Agreement...............    25
     Table III(A)...........................................    26
     Table III(B)...........................................    27
  Firstar Board Consideration...............................    29
  Capitalization............................................    31
     Table IV...............................................    32
  Federal Income Tax Considerations.........................    46
COMPARISON OF FIRSTAR FUNDS AND FAIF FUNDS..................    47
  Fund-by-Fund Analysis of the Firstar Funds................    47
   1. Firstar Short-Term Bond Fund/FAIF Limited Term Income
     Fund...................................................    47
   2. Firstar Intermediate Bond Fund/FAIF Intermediate Term
     Income Fund............................................    49
   3. Firstar Bond IMMDEX(TM) Fund/FAIF Bond IMMDEX(TM)
     Fund...................................................    50
   4. Firstar U.S. Government Securities Fund/FAIF U.S.
     Government Securities Fund.............................    52
   5. Firstar Aggregate Bond Fund/FAIF Fixed Income Fund....    53
   6. Firstar Strategic Income Fund/FAIF Corporate Bond
     Fund...................................................    54
   7. Firstar Tax-Exempt Intermediate Bond Fund/FAIF
     Intermediate Tax Free Fund.............................    55
   8. Firstar Missouri Tax-Exempt Bond Fund/FAIF Missouri
     Tax-Free Fund..........................................    56
   9. Firstar National Municipal Bond Fund/FAIF Tax Free
     Fund...................................................    57
  10. Firstar Balanced Income Fund/Firstar Balanced Growth
     Fund/FAIF Balanced Fund................................    58
  11. Firstar Growth & Income Fund/FAIF Growth & Income
     Fund...................................................    60
  12. Firstar Equity Income Fund/FAIF Equity Income Fund....    62
  13. Firstar Relative Value Fund/FAIF Relative Value
     Fund...................................................    63
  14. Firstar Equity Index Fund/FAIF Equity Index Fund......    64
  15. Firstar Large Cap Core Equity Fund/FAIF Large Cap Core
     Fund...................................................    65
  16. Firstar Large Cap Growth Fund/FAIF Capital Growth
     Fund...................................................    66
  17. Firstar International Value Fund/Firstar International
      Growth Fund/FAIF International Fund...................    68
  18. Firstar MidCap Index Fund/FAIF Mid Cap Index Fund.....    70
  19. Firstar MidCap Core Equity Fund/FAIF Mid Cap Core
     Fund...................................................    71
  20. Firstar Small Cap Index Fund/FAIF Small Cap Index
     Fund...................................................    72
  21. Firstar Small Cap Core Equity Fund/FAIF Small Cap Core
     Fund...................................................    73
  22. Firstar Science & Technology Fund/FAIF Science &
     Technology Fund........................................    74
  23. Firstar MicroCap Fund/FAIF Micro Cap Fund.............    76

                                                              PAGE
                                                              ----
  24. Firstar REIT Fund/FAIF Real Estate Securities Fund....    77
  Investment Advisory Services..............................    79
     Table V................................................    79
  Administration Agreements.................................    80
  Other Service Providers for the Firstar Funds and FAIF
     Funds..................................................    81
  Sales Load, Distribution and Shareholder Servicing
     Arrangements for Firstar...............................    81
  Sales Load, Distribution and Shareholder Servicing
     Arrangements for FAIF..................................    83
  Shareholder Transactions and Services of the Firstar Funds
     and the Corresponding FAIF Funds.......................    84
  Expense Summaries of the Firstar Funds and the
     Corresponding FAIF Funds...............................    95
  Performance Comparisons of the Existing Firstar Funds and
     their Corresponding FAIF Funds.........................   183
  Management Discussion of Fund Performance.................   193
  Share Structure...........................................   214
VOTING MATTERS..............................................   215
  General Information.......................................   215
  Shareholder and Board Approvals...........................   218
  Principal Shareholders....................................   218
  Quorum....................................................   231
  Dissenters' Right of Appraisal............................   232
  Annual Meetings and Shareholder Meetings..................   232
ADDITIONAL INFORMATION ABOUT FAIF...........................   232
ADDITIONAL INFORMATION ABOUT FIRSTAR........................   233
FINANCIAL STATEMENTS........................................   233
OTHER BUSINESS..............................................   233
SHAREHOLDER INQUIRIES.......................................   233
APPENDIX I..................................................   I-1
APPENDIX II.................................................  II-1

                                   FEE TABLE

                                    TABLE I

     The following table shows (i) the current annualized total expense ratio as of March 31, 2001 of each of the Firstar Funds, before and after fee waivers and/or expense reimbursements; (ii) the annualized total expense ratio of each of the FAIF Funds (other than the FAIF Bond IMMDEX(TM) Fund, FAIF U.S. Government Securities Fund, FAIF Missouri Tax Free Fund, FAIF Growth & Income Fund, FAIF Relative Value Fund, FAIF Large Cap Core Fund, FAIF Capital Growth Fund, FAIF Mid Cap Index Fund, FAIF Mid Cap Core Fund, FAIF Small Cap Index Fund, FAIF Small Cap Core Fund, FAIF Science & Technology Fund and FAIF Micro Cap Fund and Class S Shares of the FAIF Limited Term Income Fund, FAIF Intermediate Term Income Fund, FAIF Fixed Income Fund, FAIF Corporate Bond Fund, FAIF Balanced Fund, FAIF Equity Income Fund, FAIF Equity Index Fund, FAIF International Fund and FAIF Real Estate Securities Fund (each, a "Shell FAIF Fund"), which had not commenced operations as of the date of this Proxy Statement/Prospectus), before and after fee waivers, restated to reflect the expenses each Fund expects to incur during the current fiscal year; and (iii) the pro forma annualized total expense ratio of each of the Shell FAIF Funds or the combined portfolios consisting of a Firstar Fund and its corresponding Firstar Fund, as the case may be, before and after fee waivers, as of March 31, 2001, based upon the fee arrangements and commitments that will be in place upon the consummation of the Reorganization of the Firstar Funds into corresponding FAIF Funds.

     U.S. Bancorp Piper Jaffray Asset Management, Inc. ("Asset Management") has contractually committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002 the total operating expense ratios for each class of shares of each FAIF Fund will not exceed the pro forma combined fund total operating expense ratios (after waivers) in this Table. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at Asset Management's discretion.

     PLEASE REVIEW THIS INFORMATION CAREFULLY, AS IT SHOWS THE IMPACT OF THE REORGANIZATION ON THE COSTS ASSOCIATED WITH YOUR INVESTMENT.

     Detailed pro forma expense information for each proposed reorganization is provided below in "Comparison of Firstar Funds and FAIF Funds -- Fees and Expenses."

                           TOTAL EXPENSE INFORMATION

                                                                                                  Pro Forma
                           TOTAL                              TOTAL                                 TOTAL
                         OPERATING                          OPERATING                             OPERATING
                          EXPENSES       CORRESPONDING       EXPENSES       COMBINED FUND/         EXPENSES
FIRSTAR FUND/           BEFORE/AFTER      FAIF FUND/       BEFORE/AFTER       SHARE CLASS        BEFORE/AFTER
SHARE CLASS               WAIVERS         SHARE CLASS        WAIVERS      POST-REORGANIZATION      WAIVERS
-------------           ------------   -----------------   ------------   -------------------   --------------
BOND FUNDS:
FIRSTAR SHORT-TERM                     FAIF LIMITED TERM                  FAIF LIMITED TERM
BOND FUND                              INCOME FUND                        INCOME FUND
Institutional Shares    0.86%/0.60%    Class Y Shares      1.01%/0.45%    Class Y Shares        0.93%+/0.60%**
Y Shares                1.11%/0.85%    Class S Shares          n/a        Class S Shares        1.18%+/0.75%*
Retail A Shares         1.11%/0.85%    Class A Shares      1.25%/0.59%    Class A Shares        1.18%+/0.75%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR INTERMEDIATE                   FAIF INTERMEDIATE                  FAIF INTERMEDIATE
BOND FUND                              TERM INCOME FUND                   TERM INCOME FUND
Institutional Shares    0.69%/0.60%    Class Y Shares      0.88%/0.70%    Class Y Shares        0.80%+/0.60%**
Y Shares                0.94%/0.85%    Class S Shares          n/a        Class S Shares        1.05%+/0.75%*
Retail A Shares         0.94%/0.85%    Class A Shares      1.13%/0.85%    Class A Shares        1.05%+/0.75%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR BOND                           FAIF BOND                          FAIF BOND
IMMDEX(TM) FUND                        IMMDEX(TM) FUND                    IMMDEX(TM) FUND
                                       (SHELL)                            (SHELL)
Institutional Shares    0.48%/0.48%    Class Y Shares          n/a        Class Y Shares        0.60%+/0.48%**
Y Shares                0.73%/0.73%    Class S Shares          n/a        Class S Shares        0.85%+/0.73%**
Retail A Shares         0.73%/0.73%    Class A Shares          n/a        Class A Shares        0.85%+/0.73%**
Retail B Shares         1.48%/1.48%    Class B Shares          n/a        Class B Shares        1.60%+/1.48%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR U.S.                           FAIF U.S.                          FAIF U.S.
GOVERNMENT                             GOVERNMENT                         GOVERNMENT
SECURITIES FUND                        SECURITIES FUND                    SECURITIES FUND
                                       (SHELL)                            (SHELL)
Institutional Shares    0.80%/0.73%    Class Y Shares          n/a        Class Y Shares        0.81%+/0.70%*
Y Shares                1.05%/0.98%    Class S Shares          n/a        Class S Shares        1.06%+/0.95%*
Retail A Shares         1.05%/0.98%    Class A Shares          n/a        Class A Shares        1.06%+/0.95%*
Retail B Shares         1.80%/1.73%    Class B Shares          n/a        Class B Shares        1.81%+/1.70%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR AGGREGATE                      FAIF FIXED INCOME                  FAIF FIXED INCOME
BOND FUND                              FUND                               FUND
Institutional Shares    0.70%/0.68%    Class Y Shares      0.88%/0.70%    Class Y Shares        0.80%+/0.70%+
Y Shares                0.95%/0.93%    Class S Shares          n/a        Class S Shares        1.05%+/0.95%+
Retail A Shares         0.95%/0.93%    Class A Shares      1.13%/0.95%    Class A Shares        1.05%+/0.95%+
Retail B Shares         1.70%/1.68%    Class B Shares      1.88%/1.70%    Class B Shares        1.80%+/1.70%+
--------------------------------------------------------------------------------------------------------------
FIRSTAR STRATEGIC                      FAIF CORPORATE                     FAIF CORPORATE
INCOME FUND                            BOND FUND                          BOND FUND
Institutional Shares    1.32%/1.20%    Class Y Shares      0.94%/0.50%    Class Y Shares        1.04%*/0.75%*
Y Shares                1.57%/1.45%    Class S Shares          n/a        Class S Shares        1.29%*/1.00%*
Retail A Shares         1.57%/1.45%    Class A Shares      1.20%/0.75%    Class A Shares        1.29%*/1.00%*
Retail B Shares         2.32%/1.70%    Class B Shares      1.96%/1.50%    Class B Shares        2.04%*/1.75%+
--------------------------------------------------------------------------------------------------------------
FIRSTAR TAX-EXEMPT                     FAIF INTERMEDIATE                  FAIF INTERMEDIATE
INTERMEDIATE BOND FUND                 TAX FREE FUND                      TAX FREE FUND
Institutional Shares    0.76%/0.75%    Class Y Shares      0.87%/0.70%    Class Y Shares        0.79%+/0.70%*
Retail A Shares         1.01%/1.00%    Class A Shares      1.12%/0.70%    Class A Shares        1.04%+/0.85%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR MISSOURI TAX-                  FAIF MISSOURI TAX                  FAIF MISSOURI TAX
EXEMPT BOND FUND                       FREE FUND (SHELL)                  FREE FUND (SHELL)
Institutional Shares    0.72%/0.72%    Class Y Shares          n/a        Class Y Shares        0.82%+/0.70%*
Retail A Shares         0.97%/0.97%    Class A Shares          n/a        Class A Shares        1.07%+/0.95%*
--------------------------------------------------------------------------------------------------------------

                                                                                                  Pro Forma
                           TOTAL                              TOTAL                                 TOTAL
                         OPERATING                          OPERATING                             OPERATING
                          EXPENSES       CORRESPONDING       EXPENSES       COMBINED FUND/         EXPENSES
FIRSTAR FUND/           BEFORE/AFTER      FAIF FUND/       BEFORE/AFTER       SHARE CLASS        BEFORE/AFTER
SHARE CLASS               WAIVERS         SHARE CLASS        WAIVERS      POST-REORGANIZATION      WAIVERS
-------------           ------------   -----------------   ------------   -------------------   --------------
FIRSTAR NATIONAL                       FAIF TAX FREE                      FAIF TAX FREE
MUNICIPAL BOND FUND                    FUND                               FUND
Institutional Shares    0.76%/0.76%    Class Y Shares      0.94%/0.70%    Class Y Shares        0.83%+/0.70%*
Retail A Shares         1.01%/1.01%    Class A Shares      1.20%/0.95%    Class A Shares        1.08%+/0.95%*
--------------------------------------------------------------------------------------------------------------
BALANCED FUNDS:
--------------------------------------------------------------------------------------------------------------
FIRSTAR BALANCED                       FAIF BALANCED                      FAIF BALANCED
INCOME FUND                            FUND                               FUND
Institutional Shares    1.04%/0.97%    Class Y Shares      0.93%/0.80%    Class Y Shares        0.99%*/0.80%*
Y Shares                1.29%/1.22%    Class S Shares          n/a        Class S Shares        1.24%*/1.05%*
Retail A Shares         1.29%/1.22%    Class A Shares      1.18%/1.05%    Class A Shares        1.24%*/1.05%*
Retail B Shares         2.04%/1.97%    Class B Shares      1.93%/1.80%    Class B Shares        1.99%*/1.80%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR BALANCED                       FAIF BALANCED                      FAIF BALANCED
GROWTH FUND                            FUND                               FUND
Institutional Shares    1.02%/0.97%    Class Y Shares      0.93%/0.80%    Class Y Shares        0.99%*/0.80%*
Y Shares                1.27%/1.22%    Class S Shares          n/a        Class S Shares        1.24%*/1.05%*
Retail A Shares         1.27%/1.22%    Class A Shares      1.18%/1.05%    Class A Shares        1.24%*/1.05%*
Retail B Shares         2.02%/1.97%    Class B Shares      1.93%/1.80%    Class B Shares        1.99%*/1.80%*
--------------------------------------------------------------------------------------------------------------
STOCK FUNDS:
--------------------------------------------------------------------------------------------------------------
FIRSTAR GROWTH &                       FAIF GROWTH &                      FAIF GROWTH &
INCOME FUND                            INCOME FUND                        INCOME FUND (SHELL)
                                       (SHELL)
Institutional Shares    0.94%/0.94%    Class Y Shares          n/a        Class Y Shares        0.96%+/0.90%*
Y Shares                1.19%/1.19%    Class S Shares          n/a        Class S Shares        1.21%+/1.15%*
Retail A Shares         1.19%/1.19%    Class A Shares          n/a        Class A Shares        1.21%+/1.15%*
Retail B Shares         1.94%/1.94%    Class B Shares          n/a        Class B Shares        1.96%+/1.90%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR EQUITY                         FAIF EQUITY                        FAIF EQUITY
INCOME FUND                            INCOME FUND                        INCOME FUND
Institutional Shares    1.10%/1.00%    Class Y Shares      0.90%/0.75%    Class Y Shares        0.97%*/0.90%*
Y Shares                1.35%/1.25%    Class S Shares          n/a        Class S Shares        1.22%*/1.15%*
Retail A Shares         1.35%/1.25%    Class A Shares      1.15%/1.00%    Class A Shares        1.22%*/1.15%*
Retail B Shares         2.10%/2.00%    Class B Shares      1.90%/1.75%    Class B Shares        1.97%*/1.90%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR RELATIVE VALUE                 FAIF RELATIVE                      FAIF RELATIVE VALUE
FUND                                   VALUE FUND                         FUND (SHELL)
                                       (SHELL)
Institutional Shares    1.06%/0.97%    Class Y Shares          n/a        Class Y Shares        0.97%*/0.90%*
Y Shares                1.31%/1.22%    Class S Shares          n/a        Class S Shares        1.22%*/1.15%*
Retail A Shares         1.31%/1.22%    Class A Shares          n/a        Class A Shares        1.22%*/1.15%*
Retail B Shares         2.06%/1.97%    Class B Shares          n/a        Class B Shares        1.97%*/1.90%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR EQUITY INDEX                   FAIF EQUITY INDEX                  FAIF EQUITY INDEX
FUND                                   FUND                               FUND
Institutional Shares    0.46%/0.37%    Class Y Shares      0.89%/0.35%    Class Y Shares        0.56%+/0.37%**
Y Shares                0.71%/0.62%    Class S Shares          n/a        Class S Shares        0.81%+/0.62%**
Retail A Shares         0.71%/0.62%    Class A Shares      1.13%/0.59%    Class A Shares        0.81%+/0.62%**
Retail B Shares         1.46%/1.37%    Class B Shares      1.90%/1.36%    Class B Shares        1.56%+/1.37%**
--------------------------------------------------------------------------------------------------------------

                                                                                                  Pro Forma
                           TOTAL                              TOTAL                                 TOTAL
                         OPERATING                          OPERATING                             OPERATING
                          EXPENSES       CORRESPONDING       EXPENSES       COMBINED FUND/         EXPENSES
FIRSTAR FUND/           BEFORE/AFTER      FAIF FUND/       BEFORE/AFTER       SHARE CLASS        BEFORE/AFTER
SHARE CLASS               WAIVERS         SHARE CLASS        WAIVERS      POST-REORGANIZATION      WAIVERS
-------------           ------------   -----------------   ------------   -------------------   --------------
FIRSTAR LARGE CAP CORE                 FAIF LARGE CAP                     FAIF LARGE CAP CORE
EQUITY FUND                            CORE FUND (SHELL)                  FUND (SHELL)
Institutional Shares    0.95%/0.94%    Class Y Shares          n/a        Class Y Shares        0.97%+/0.90%*
Y Shares                1.20%/1.19%    Class S Shares          n/a        Class S Shares        1.22%+/1.15%*
Retail A Shares         1.20%/1.19%    Class A Shares          n/a        Class A Shares        1.22%+/1.15%*
Retail B Shares         1.95%/1.94%    Class B Shares          n/a        Class B Shares        1.97%+/1.90%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR LARGE CAP                      FAIF CAPITAL                       FAIF CAPITAL GROWTH
GROWTH FUND                            GROWTH FUND                        FUND (SHELL)
                                       (SHELL)
Institutional Shares    1.23%/1.14%    Class Y Shares          n/a        Class Y Shares        1.02%*/0.90%*
Y Shares                1.48%/1.39%    Class S Shares          n/a        Class S Shares        1.27%*/1.15%*
Retail A Shares         1.48%/1.39%    Class A Shares          n/a        Class A Shares        1.27%*/1.15%*
Retail B Shares         2.23%/2.14%    Class B Shares          n/a        Class B Shares        2.02%*/1.90%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR INTERNATIONAL                  FAIF                               FAIF INTERNATIONAL
VALUE FUND                             INTERNATIONAL                      FUND
                                       FUND
Institutional Shares    1.76%/1.57%    Class Y Shares      1.50%/1.35%    Class Y Shares        1.40%*/1.35%*
Y Shares                2.01%/1.82%    Class S Shares          n/a        Class S Shares        1.65%*/1.60%*
Retail A Shares         2.01%/1.82%    Class A Shares      1.75%/1.60%    Class A Shares        1.65%*/1.60%*
Retail B Shares         2.76%/2.57%    Class B Shares      2.50%/2.35%    Class B Shares        2.40%*/2.35%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR INTERNATIONAL                  FAIF                               FAIF INTERNATIONAL
GROWTH FUND                            INTERNATIONAL                      FUND
                                       FUND
Institutional Shares    1.32%/1.26%    Class Y Shares      1.50%/1.35%    Class Y Shares        1.40%+/1.35%+
Y Shares                1.57%/1.51%    Class S Shares          n/a        Class S Shares        1.65%+/1.60%+
Retail A Shares         1.57%/1.51%    Class A Shares      1.75%/1.60%    Class A Shares        1.65%+/1.60%+
Retail B Shares         2.32%/2.26%    Class B Shares      2.50%/2.35%    Class B Shares        2.40%+/2.35%+
--------------------------------------------------------------------------------------------------------------
FIRSTAR MIDCAP INDEX                   FAIF MID CAP                       FAIF MID CAP INDEX
FUND                                   INDEX FUND                         FUND (SHELL)
                                       (SHELL)
Institutional Shares    0.52%/0.50%    Class Y Shares          n/a        Class Y Shares        0.61%+/0.50%**
Y Shares                0.77%/0.75%    Class S Shares          n/a        Class S Shares        0.86%+/0.75%**
Retail A Shares         0.77%/0.75%    Class A Shares          n/a        Class A Shares        0.86%+/0.75%**
Retail B Shares         1.52%/1.50%    Class B Shares          n/a        Class B Shares        1.61%+/1.50%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR MIDCAP CORE                    FAIF MID CAP CORE                  FAIF MID CAP CORE
EQUITY FUND                            FUND (SHELL)                       FUND (SHELL)
Institutional Shares    0.96%/0.95%    Class Y Shares          n/a        Class Y Shares        1.03%+/0.95%**
Y Shares                1.21%/1.20%    Class S Shares          n/a        Class S Shares        1.28%+/1.20%**
Retail A Shares         1.21%/1.20%    Class A Shares          n/a        Class A Shares        1.28%+/1.20%**
Retail B Shares         1.96%/1.95%    Class B Shares          n/a        Class B Shares        2.03%+/1.95%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR SMALL CAP                      FAIF SMALL CAP                     FAIF SMALL CAP
INDEX FUND                             INDEX FUND                         INDEX FUND (SHELL)
                                       (SHELL)
Institutional Shares    0.68%/0.68%    Class Y Shares          n/a        Class Y Shares        0.73%+/0.68%**
Y Shares                0.93%/0.93%    Class S Shares          n/a        Class S Shares        0.98%+/0.93%**
Retail A Shares         0.93%/0.93%    Class A Shares          n/a        Class A Shares        0.98%+/0.93%**
Retail B Shares         1.68%/1.68%    Class B Shares          n/a        Class B Shares        1.73%+/1.68%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR SMALL CAP CORE                 FAIF SMALL CAP                     FAIF SMALL CAP CORE
EQUITY FUND                            CORE FUND (SHELL)                  FUND (SHELL)
Institutional Shares    0.98%/0.96%    Class Y Shares          n/a        Class Y Shares        1.01%+/0.96%**
Y Shares                1.23%/1.21%    Class S Shares          n/a        Class S Shares        1.26%+/1.21%**
Retail A Shares         1.23%/1.21%    Class A Shares          n/a        Class A Shares        1.26%+/1.21%**
Retail B Shares         1.98%/1.96%    Class B Shares          n/a        Class B Shares        2.01%+/1.96%**
--------------------------------------------------------------------------------------------------------------

                                                                                                  Pro Forma
                           TOTAL                              TOTAL                                 TOTAL
                         OPERATING                          OPERATING                             OPERATING
                          EXPENSES       CORRESPONDING       EXPENSES       COMBINED FUND/         EXPENSES
FIRSTAR FUND/           BEFORE/AFTER      FAIF FUND/       BEFORE/AFTER       SHARE CLASS        BEFORE/AFTER
SHARE CLASS               WAIVERS         SHARE CLASS        WAIVERS      POST-REORGANIZATION      WAIVERS
-------------           ------------   -----------------   ------------   -------------------   --------------
FIRSTAR SCIENCE &                      FAIF SCIENCE &                     FAIF SCIENCE &
TECHNOLOGY FUND                        TECHNOLOGY FUND                    TECHNOLOGY FUND
                                       (SHELL)                            (SHELL)
Institutional Shares    1.31%/1.31%    Class Y Shares          n/a        Class Y Shares        1.23%*/0.98%*
Y Shares                1.56%/1.56%    Class S Shares          n/a        Class S Shares        1.48%*/1.23%*
Retail A Shares         1.56%/1.56%    Class A Shares          n/a        Class A Shares        1.48%*/1.23%*
Retail B Shares         2.31%/2.31%    Class B Shares          n/a        Class B Shares        2.23%*/1.98%*
--------------------------------------------------------------------------------------------------------------
FIRSTAR MICROCAP FUND                  FAIF MICROCAP                      FAIF MICROCAP
                                       FUND (SHELL)                       FUND (SHELL)
Institutional Shares    1.74%/1.68%    Class Y Shares          n/a        Class Y Shares        1.72%*/1.68%**
Y Shares                1.99%/1.93%    Class S Shares          n/a        Class S Shares        1.97%*/1.93%**
Retail A Shares         1.99%/1.93%    Class A Shares          n/a        Class A Shares        1.97%*/1.93%**
Retail B Shares         2.74%/2.68%    Class B Shares          n/a        Class B Shares        2.72%*/2.68%**
--------------------------------------------------------------------------------------------------------------
FIRSTAR REIT FUND                      FAIF REAL ESTATE                   FAIF REAL ESTATE
                                       SECURITIES FUND                    SECURITIES FUND
Institutional Shares    1.48%/1.33%    Class Y Shares      1.02%/0.81%    Class Y Shares        1.14%*/0.98%*
Y Shares                1.73%/1.58%    Class S Shares          n/a        Class S Shares        1.39%*/1.23%*
Retail A Shares         1.73%/1.58%    Class A Shares      1.27%/1.06%    Class A Shares        1.39%*/1.23%*
Retail B Shares         2.48%/2.33%    Class B Shares      2.01%/1.80%    Class B Shares        2.14%*/1.98%*
--------------------------------------------------------------------------------------------------------------

---------------
 * Lower expenses after the Reorganization than the corresponding Firstar Fund.

** The same expenses after the Reorganization as the corresponding Firstar Fund.

 + Higher expenses after the Reorganization than the corresponding Firstar Fund.

                                    SUMMARY

     The following is a summary of certain information relating to the proposed Reorganization between FAIF and Firstar. More complete information is contained elsewhere in this Proxy Statement/Prospectus and the Prospectuses and Statements of Additional Information of FAIF and Firstar.

     PROPOSED REORGANIZATION. The Reorganization Agreement provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each of twenty-six Firstar Funds to a corresponding investment portfolio offered by FAIF (each, a "Corresponding FAIF Fund"), in exchange for shares of the designated classes of such Corresponding FAIF Fund of equal value (such shares of the designated classes of such Corresponding FAIF Fund, the "FAIF Fund Shares"); (2) the distribution of the FAIF Fund Shares to the shareholders of the Firstar Funds in liquidation of each of the Firstar Funds; and (3) the deregistration under the Investment Company Act of 1940, as amended, (the "1940 Act") and the dissolution under state law of Firstar upon the consummation of the reorganizations of the remaining Firstar investment portfolios. It is anticipated that the Reorganization will take place in two stages, with thirteen of the Firstar Funds first transferring their respective assets and liabilities to eleven corresponding Existing FAIF Funds with the same or similar investment objectives and policies in exchange for the FAIF Fund Shares issued by such corresponding Existing FAIF Funds. A week later, the remaining thirteen Firstar Funds will then transfer their respective assets and liabilities to thirteen Shell FAIF Funds organized for the purpose of acquiring the assets and liabilities, and then continuing the business, of such Firstar Fund in exchange for the FAIF Fund Shares issued by such corresponding Shell FAIF Funds. The liquidation of each Firstar Fund, and the distribution of the FAIF Fund Shares to the respective shareholders of such Firstar Fund, will occur immediately after the receipt by such Firstar Fund of all of the FAIF Fund Shares to be received by such Firstar Fund in the Reorganization. The reorganization of each Firstar Fund is subject to a number of conditions, including the approval of the shareholders of that Firstar Fund. The reorganization of a Firstar Fund is not subject to the approval of the shareholders of any other Firstar Fund but because the reorganizations of all of the investment portfolios of Firstar constitute a sale of substantially all of the assets of Firstar, it is subject, under Wisconsin law, to the approval of the shareholders of all of the investment portfolios of Firstar voting in the aggregate.

     Firstar also offers shares in eight other funds that are not part of this Proxy Statement/Prospectus. Firstar Shareholders in those funds (other than the Firstar Conning Money Market Fund) are voting on similar agreements and plans of reorganization that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of FAF and FASF. These shareholders are also voting on the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution. It is contemplated that these reorganizations will occur at the same time as the Firstar and FAIF reorganization. It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAIF prior to the First American Funds reorganizations. If the Reorganization Agreement and the agreements and plans of reorganization affecting the other investment portfolios of Firstar are approved and consummated and the proposal to approve the sale of substantially all of the assets of Firstar and its subsequent dissolution is approved, Firstar will transfer all of its assets and liabilities and deregister as a registered investment company and dissolve under Wisconsin law. See "The
Reorganization -- Description of the Reorganization Agreement" for additional information.

     As a result of the proposed Reorganization, each Firstar Fund shareholder will become a shareholder of its Corresponding FAIF Fund and will hold, immediately after the Reorganization, FAIF Fund Shares in such Corresponding FAIF Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Firstar Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization will be tax-free under federal tax laws and shareholders of the FAIF Funds and the Firstar Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

     Shareholders of each of the Firstar Funds will receive the following share classes of its Corresponding FAIF Fund:

FIRSTAR SHARE CLASS                             FAIF SHARE CLASS TO BE RECEIVED
-------------------                             -------------------------------
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

     The Reorganization is expected to occur in mid to late September 2001 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see the Section below entitled "The Reorganization -- Description of the Reorganization Agreement."

OVERVIEW OF THE FUNDS

                      COMPARISON OF INVESTMENT OBJECTIVES

     The following chart summarizes the investment objective of (i) each of the Firstar Funds that is reorganizing into an existing FAIF Fund (each, a "Reorganizing Firstar Fund") and (ii) the corresponding Existing FAIF Fund.

         REORGANIZING FIRSTAR FUND                           EXISTING FAIF FUND
         -------------------------                           ------------------
FIRSTAR SHORT-TERM BOND FUND:                   FAIF LIMITED TERM INCOME FUND:
Seeks to provide an annual rate of total        Seeks to provide investors with current
return, before Fund expenses, comparable to     income while maintaining a high degree of
the annual rate of total return of the          principal stability.
Lehman Brothers 1-3 Year Government/Credit
Bond Index.

FIRSTAR INTERMEDIATE BOND FUND:                 FAIF INTERMEDIATE TERM INCOME FUND:
Seeks to provide an annual rate of total        Seeks to provide investors with current
return, before Fund expenses, comparable to     income to the extent consistent with
the annual rate of total return of the          preservation of capital.
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index.

FIRSTAR AGGREGATE BOND FUND:                    FAIF FIXED INCOME FUND:
Seeks to provide an annual rate of total        Seeks to provide investors with high current
return, before Fund expenses, comparable to     income consistent with limited risk to
the annual rate of total return of the          capital.
Lehman Brothers U.S. Aggregate Bond Index.

FIRSTAR STRATEGIC INCOME FUND:                  FAIF CORPORATE BOND FUND:
Seeks to generate high current income.          Seeks to provide investors with a high level
                                                of current income consistent with prudent
                                                risk to capital.

FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND:      FAIF INTERMEDIATE TAX FREE FUND:
Seeks to provide current income that is         Seeks to provide current income that is
substantially exempt from federal income tax    exempt from federal income tax to the extent
and emphasize total return with relatively      consistent with preservation of capital.
low volatility of principal.

         REORGANIZING FIRSTAR FUND                           EXISTING FAIF FUND
         -------------------------                           ------------------
FIRSTAR NATIONAL MUNICIPAL BOND FUND:           FAIF TAX FREE FUND:
Seeks as high a level of current income         Seeks to provide maximum current income that
exempt from regular federal income tax as is    is exempt from federal income tax to the
consistent with conservation of capital.        extent consistent with prudent investment
                                                risk.

FIRSTAR BALANCED INCOME FUND:                   FAIF BALANCED FUND:
Seeks to provide current income and the         Seeks to maximize total return (capital
preservation of capital by investing in a       appreciation plus income).
balanced portfolio of dividend-paying equity
and fixed-income securities.

FIRSTAR BALANCED GROWTH FUND:                   FAIF BALANCED FUND:
Seeks to achieve a balance of capital           Seeks to maximize total return (capital
appreciation and current income with            appreciation plus income).
relatively low volatility of capital.

FIRSTAR EQUITY INCOME FUND:                     FAIF EQUITY INCOME FUND:
Seeks to provide an above-average level of      Seeks long-term growth of capital and
income consistent with long-term capital        income.
appreciation.

FIRSTAR EQUITY INDEX FUND:                      FAIF EQUITY INDEX FUND:
Seeks returns, before Fund expenses,            Seeks to provide investment results that
comparable to the price and yield               correspond to the performance of the
performance of publicly traded common stocks    Standard & Poor's 500 Index.
in the aggregate, as represented by the
Standard & Poor's 500 Index.

FIRSTAR INTERNATIONAL VALUE FUND:               FAIF INTERNATIONAL FUND:
Seeks capital appreciation through investing    Seeks long-term growth of capital.
in foreign securities which the Sub-Adviser
believes are undervalued.

FIRSTAR INTERNATIONAL GROWTH FUND:              FAIF INTERNATIONAL FUND:
Seeks to provide capital growth consistent      Seeks long-term growth of capital.
with reasonable investment risk.

FIRSTAR REIT FUND:                              FAIF REAL ESTATE SECURITIES FUND:
Seeks to provide above average income and       Seeks to provide above average current
long-term growth of capital.                    income and long-term capital appreciation.

     The investment objective, policies and restrictions of the Reorganizing Firstar Funds, which will merge into Existing FAIF Funds, are, in general, substantially the same as or similar to those of their corresponding Existing FAIF Funds. However, there are certain differences between the investment policies and restrictions of certain of the Reorganizing Firstar Funds and their corresponding Existing FAIF Funds. For additional information, see "Comparison of Firstar Funds and FAIF Funds -- Fund-by-Fund Analysis."

     The following chart summarizes the investment objective of (i) each of the continuing Firstar Funds (each, a "Continuing Firstar Fund") that is reorganizing into a Shell FAIF Fund and (ii) its Shell FAIF Fund.

          CONTINUING FIRSTAR FUND                             SHELL FAIF FUND
          -----------------------                             ---------------
FIRSTAR BOND IMMDEX(TM) FUND:                   FAIF BOND IMMDEX(TM) FUND:
Seeks to provide an annual rate of total        Seeks to provide investors with high current
return, before Fund expenses, comparable to     income consistent with limited risk to
the annual rate of total return of the          capital.
Lehman Brothers U.S. Government/Credit Bond
Index.

FIRSTAR U.S. GOVERNMENT SECURITIES FUND:        FAIF U.S. GOVERNMENT SECURITIES FUND:
Seeks a high rate of current income that is     Seeks to provide investors with high current
consistent with relative stability of           income to the extent consistent with the
principal.                                      preservation of capital.

FIRSTAR MISSOURI TAX-EXEMPT BOND FUND:          FAIF MISSOURI TAX FREE FUND:
Seeks as high a level of interest income        Seeks to provide maximum current income that
exempt from federal income tax as is            is exempt from both federal income tax and
consistent with conservation of capital.        Missouri state income tax to the extent
                                                consistent with prudent investment risk.

FIRSTAR GROWTH & INCOME FUND:                   FAIF GROWTH & INCOME FUND:
Seeks both reasonable income and long-term      Seeks long-term growth of capital and
capital appreciation.                           income.

FIRSTAR RELATIVE VALUE FUND:                    FAIF RELATIVE VALUE FUND:
Seeks to obtain the highest total return        Seeks to maximize after-tax total return
from a combination of income and capital        from capital appreciation plus income.
appreciation.

FIRSTAR LARGE CAP CORE EQUITY FUND:             FAIF LARGE CAP CORE FUND:
Seeks capital appreciation through              Seeks long-term growth of capital.
investment in securities of large-sized
companies.

FIRSTAR LARGE CAP GROWTH FUND:                  FAIF CAPITAL GROWTH FUND:
Seeks to maximize capital appreciation.         Seeks to maximize long-term after-tax
                                                returns.

FIRSTAR MIDCAP INDEX FUND:                      FAIF MID CAP INDEX FUND:
Seeks returns before Fund expenses              Seeks to provide investment results that
comparable to the price and yield               correspond to the performance of the
performance of publicly traded common stocks    Standard & Poor's MidCap 400 Index.
in the aggregate as represented by the
Standard & Poor's MidCap 400 Index.

FIRSTAR MIDCAP CORE EQUITY FUND:                FAIF MID CAP CORE FUND:
Seeks capital appreciation.                     Seeks capital appreciation.

FIRSTAR SMALL CAP INDEX FUND:                   FAIF SMALL CAP INDEX FUND:
Seeks investment results that before            Seeks to provide investment results that
deduction of operating expenses approximate     correspond to the performance of the Russell
the price and yield performance of U.S.         2000 Index.
common stocks with smaller stock market
capitalizations as represented by the
Standard & Poor's Small Cap 600 Index.

          CONTINUING FIRSTAR FUND                             SHELL FAIF FUND
          -----------------------                             ---------------
FIRSTAR SMALL CAP CORE EQUITY FUND:             FAIF SMALL CAP CORE FUND:
Seeks capital appreciation.                     Seeks capital appreciation.

FIRSTAR SCIENCE & TECHNOLOGY FUND:              FAIF SCIENCE & TECHNOLOGY FUND:
Seeks to maximize growth and capital            Seeks long-term after-tax growth of capital.
appreciation by investing in equity
securities of companies in the science and
technology industry.

FIRSTAR MICROCAP FUND:                          FAIF MICRO CAP FUND:
Seeks capital appreciation.                     Seeks growth of capital.

     The investment objective, policies and restrictions of each of the Continuing Firstar Funds are, in general, substantially the same in material respects to those of their Shell FAIF Funds. However, there are certain differences between the investment objective, policies and restrictions of certain of the Continuing Firstar Funds and their corresponding Shell FAIF Fund. For additional information, see "Comparison of Firstar Funds and FAIF
Funds -- Fund-by-Fund Analysis."

     Asset Management currently serves as adviser to each of the Firstar Funds and currently serves or will serve as the investment adviser to each of the FAIF Funds. Prior to May 2, 2001, Firstar Investment Research & Management Company, LLC ("FIRMCO") served as investment adviser to Firstar and First American Asset Management ("FAAM"), a division of U.S. Bank National Association, served as investment adviser to FAIF. Clay Finlay Inc. ("Clay Finlay") serves as sub-adviser to the Firstar International Growth Fund and Firstar International Value Fund. Prior to July 1, 2001, Hansberger Global Investors, Inc. served as sub-adviser to the Firstar International Value Fund. Clay Finlay currently serves as sub-adviser to the FAIF International Fund pursuant to an interim investment advisory agreement under Rule 15a-4 of the 1940 Act. Prior to July 1, 2001, Marvin & Palmer Associates served as sub-adviser to the FAIF International Fund. FAIF intends to call a special meeting of shareholders of the FAIF International Fund to approve Clay Finlay as sub-adviser on August 31, 2001. If this engagement is not approved by shareholders of the FAIF International Fund, then the FAIF Board of Directors will take such further action as they deem to be in the best interests of the shareholders of the FAIF International Fund.

                                    TABLE II

     The following table summarizes whether the per annum contractual advisory fee rate of a FAIF Fund (on a pro forma basis, after giving effect to the Reorganization) is higher, lower or the same as its corresponding Firstar Fund by showing the per annum differential between the FAIF Fund (on a pro forma basis, after giving effect to the Reorganization) and Firstar Fund contractual fee rate.

                                                                DIFFERENTIAL BETWEEN FAIF
                                                                 AND FIRSTAR CONTRACTUAL
                            FUND                                    ADVISORY FEE RATE+
                            ----                                -------------------------
FAIF Limited Term Income Fund...............................    .10% lower
FAIF Intermediate Term Income Fund..........................    Same contractual fee rate
FAIF Bond IMMDEX(TM) Fund...................................    Same contractual fee rate
FAIF U.S. Government Securities Fund........................    .10% lower
FAIF Fixed Income Fund......................................    Same contractual fee rate
FAIF Corporate Bond Fund....................................    .25% lower
FAIF Intermediate Tax Free Fund.............................    Same contractual fee rate
FAIF Missouri Tax Free Fund.................................    .05% higher
FAIF Tax Free Fund..........................................    .05% lower
FAIF Balanced Fund..........................................    .10% lower*
FAIF Growth & Income Fund...................................    .10% lower
FAIF Equity Income Fund.....................................    .10% lower
FAIF Relative Value Fund....................................    .10% lower
FAIF Equity Index Fund......................................    Same contractual fee rate
FAIF Large Cap Core Fund....................................    .10% lower
FAIF Capital Growth Fund....................................    .30% lower
FAIF International Fund.....................................    0.24% lower/0.10% higher**
FAIF Mid Cap Index Fund.....................................    Same contractual fee rate
FAIF Mid Cap Core Fund......................................    .05% lower
FAIF Small Cap Index Fund...................................    Same contractual fee rate
FAIF Small Cap Core Fund....................................    .05% lower
FAIF Science & Technology Fund..............................    .35% lower
FAIF Micro Cap Fund.........................................    .10% lower
FAIF Real Estate Securities Fund............................    .05% lower

---------------
 + The differentials listed in this column are determined in the same manner as the example listed below:

     The FAIF Limited Term Income Fund's contractual advisory fee rate is 0.50% and the Firstar Short-Term Bond Fund's contractual advisory fee rate is 0.60%. Therefore, the contractual advisory fee rate for the FAIF Limited Term Income Fund is 0.10% lower than the contractual advisory rate for the Firstar Short-Term Bond Fund.

 * The contractual advisory fee rate will be 0.10% lower than the contractual advisory fee rate of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund.

** The contractual advisory fee rate will be 0.24% lower than the contractual advisory fee rate of the Firstar International Value Fund and 0.10% higher than the contractual advisory fee rate of the Firstar International Growth Fund.

     For more information on advisory fee rates, see "Comparison of Firstar Funds and First American Funds -- Investment Advisory Services -- Table V."

     Advisory fees, however, are only one type of fee and expense paid by mutual funds. As noted previously in "Fee Table -- Table I," (i) seventeen of the twenty-six Firstar Funds that offer Retail A Shares, eleven of the twenty-one Firstar Funds that offer Retail B Shares, fifteen of the twenty-six Firstar Funds that offer Institutional Shares and fourteen of the twenty-three Firstar Funds that offer Y Shares will have total operating expense ratios (after fee waivers and/or expense reimbursements) which are lower after the Reorganization;
(ii) seven of the twenty-six Firstar Funds that offer Retail A Shares, seven of the twenty-one Firstar Funds that offer Retail B Shares, nine of the twenty-six Firstar Funds that offer Institutional Shares and seven of the twenty-three Firstar Funds that offer Y Shares will have the same total operating expense ratios (after fee waivers and/or expense reimbursements) after the Reorganization; and (iii) two of the twenty-six Funds that offer Retail A Shares, three of the twenty-one Firstar Funds that offer Retail B Shares, two of the twenty-six Firstar Funds that offer Institutional Shares and two of the twenty-three Firstar Funds that offer Y Shares will have total operating expense ratios (after fee waivers and/or expense reimbursements) which are higher after the Reorganization. For a more detailed summary of fees and expenses, see "Expense Summaries of the Firstar Funds and their Corresponding FAIF Funds" below.

     The FAIF Funds and Firstar Funds have different administrators, distributors, custodians and other service providers. However, by the effective time of the Reorganization, the FAIF Funds and Firstar Funds will have the same distributor and one of the same co-administrators. For a detailed description of the management of FAIF Funds, including Asset Management, see "Comparison of Firstar Funds and FAIF Funds -- Other Service Providers for the Firstar Funds and the FAIF Funds," and the FAIF Fund prospectus which accompanies this Proxy Statement/Prospectus.

     The purchase, redemption, exchange, dividend and other policies and procedures of the Firstar Funds and their Corresponding FAIF Funds are generally similar. For more information, see "Comparison of Firstar Funds and FAIF
Funds -- Share Structure" and "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds" below. PLEASE NOTE THAT NO CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON ANY FIRSTAR FUND SHARES AS A RESULT OF THE REORGANIZATION. IN ADDITION, NO FRONT-END SALES LOAD WILL BE IMPOSED ON ANY FAIF FUND SHARES ISSUED IN THE REORGANIZATION.

     FEDERAL INCOME TAX CONSEQUENCES. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Firstar Funds, the FAIF Funds or their respective shareholders. The sale of securities by the Firstar Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distributions made prior to the Reorganization. See "The Reorganization -- Federal Income Tax Considerations" for additional information.

     FIRSTAR AND FAIF BOARD CONSIDERATION. During its deliberations, Firstar's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Firstar Funds; (2) the capabilities, practices and resources of FAAM and Asset Management; (3) the investment advisory and other fees paid by the FAIF Funds, and the historical and projected expense ratios of the FAIF Funds as compared with those of the Firstar Funds and industry peer groups; (4) the investment objective, policies and limitations of the FAIF Funds and their relative compatibility with those of the Firstar Funds; (5) the historical investment performance records of the Firstar Funds and the FAIF Funds, relative to each other and to indices; (6) the shareholder services offered by FAIF; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Firstar Funds and their shareholders; (9) the number of investment portfolio options that would be available to shareholders after the Reorganization; and (10) whether the Reorganization would dilute the interests of the existing Firstar Funds' shareholders. The Firstar Board also considered FAAM and Asset Management's belief that the Reorganization would: (1) offer a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders; (2) offer the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms; (3) offer the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base; and (4) offer distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate

Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex. The Firstar Board also considered that the post-Reorganization total fund operating expenses (net of waivers) of the FAIF Funds will be the same or lower than all but two Firstar Funds (the Firstar Aggregate Bond Fund and the Firstar International Growth
Fund) and one share class of a third Firstar Fund (Retail B Shares of the Firstar Strategic Income Fund) through September 30, 2002. For additional information, see "The Reorganization -- Firstar Board Consideration."

     Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Firstar, including all of the non-interested members of the Board (as defined in the 1940 Act), determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Firstar Fund and that the interests of the existing shareholders of each Firstar Fund would not be diluted as a result of the Reorganization.

     THE FIRSTAR BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF EACH FIRSTAR FUND APPROVE THE PROPOSED REORGANIZATION, SALE OF SUBSTANTIALLY ALL THE ASSETS OF FIRSTAR AND THE DISSOLUTION OF FIRSTAR UNDER STATE LAW.

     After considering the relevant factors, the FAIF Board of Directors similarly found that participation in the Reorganization was in the best interests of the FAIF Funds and that the interests of the existing shareholders of the FAIF Funds would not be diluted as a result of the Reorganization.

     PRINCIPAL RISK FACTORS. The investment objective, policies and restrictions of each Existing FAIF Fund are, in general, the same as or similar to those of its corresponding Firstar Fund. Accordingly, an investment in an Existing FAIF Fund involves risks that are similar to those of investing in its corresponding Reorganizing Firstar Fund. The Reorganization of certain Firstar Funds into Existing FAIF Funds will expose the Reorganizing Firstar Funds to the following additional principal risk factors (capitalized terms are described in the table that follows this discussion).

IF A SHAREHOLDER INVESTS IN THE FOLLOWING                   THE EXISTING FAIF FUND WILL HAVE THE FOLLOWING
REORGANIZING FIRSTAR FUND:                                  ADDITIONAL PRINCIPAL RISK FACTOR:
-----------------------------------------                   ----------------------------------------------
Firstar Short-Term Bond Fund                                Dollar Roll Transactions Risk, Foreign
                                                            Investment Risk
Firstar Intermediate Bond Fund                              Dollar Roll Transactions Risk, Foreign
                                                            Investment Risk
Firstar Aggregate Bond Fund                                 Dollar Roll Transactions Risk
Firstar Strategic Income Fund                               High Yield Securities Risk
Firstar Tax-Exempt Intermediate Bond Fund                   Inverse Floating Rate Securities Risk
Firstar National Municipal Bond Fund                        Inverse Floating Rate Securities Risk,
                                                            Municipal Lease Obligation Risk
Firstar Balanced Income Fund                                Dollar Roll Transactions Risk, Foreign
                                                            Investment Risk
Firstar Balanced Growth Fund                                Dollar Roll Transactions Risk, Foreign
                                                            Investment Risk
Firstar Equity Income Fund                                  High Yield Securities Risk, Foreign Investment
                                                            Risk, Fixed Income Risk, Convertible
                                                            Securities Risk
Firstar Equity Index Fund                                   Securities Lending Risk
Firstar International Value Fund                            Small Cap Stock Risk, Currency Risk, Foreign
                                                            Currency Hedging Transaction Risk, Securities
                                                            Lending Risk

IF A SHAREHOLDER INVESTS IN THE FOLLOWING                   THE EXISTING FAIF FUND WILL HAVE THE FOLLOWING
REORGANIZING FIRSTAR FUND:                                  ADDITIONAL PRINCIPAL RISK FACTOR:
-----------------------------------------                   ----------------------------------------------
Firstar International Growth Fund                           Small Cap Stock Risk, Foreign Currency Hedging
                                                            Transaction Risk, Securities Lending Risk
Firstar REIT Fund                                           Securities Lending Risk, Non-Diversification
                                                            Risk

     Because each of the FAIF Shell Funds is being created to acquire substantially all of the assets and liabilities, and then continue the business, of the corresponding Continuing Firstar Fund, an investment in a FAIF Shell Fund involves risks that are substantially the same in material respects to those of investing in its corresponding Continuing Firstar Fund. However, because there are some changes to the investment objective and policies of the Shell FAIF Funds, the Reorganization of certain Continuing Firstar Funds into Shell FAIF Funds will expose Shareholders of the Continuing Firstar Funds to the following additional principal risk factors (capitalized terms are described in the table that follows this discussion).

IF A SHAREHOLDER INVESTS IN THE FOLLOWING                   THE SHELL FAIF FUND WILL HAVE THE FOLLOWING
CONTINUING FIRSTAR FUND:                                    ADDITIONAL PRINCIPAL RISK FACTOR:
-----------------------------------------                   -------------------------------------------
Firstar Bond IMMDEX(TM) Fund                                Foreign Investment Risk
Firstar U.S. Government Securities Fund                     Foreign Investment Risk
Firstar Missouri Tax-Exempt Bond Fund                       Municipal Lease Obligation Risk, Inverse
                                                            Floating Rate Securities Risk
Firstar Growth & Income Fund                                High Yield Securities Risk, Foreign
                                                            Investment Risk
Firstar Relative Value Fund                                 Securities Lending Risk
Firstar Large Cap Core Equity Fund                          Foreign Investment Risk, Securities Lending
                                                            Risk
Firstar Large Cap Growth Fund                               Securities Lending Risk
Firstar MidCap Index Fund                                   Securities Lending Risk
Firstar MidCap Core Equity Fund                             Initial Public Offering "IPO" Risk,
                                                            Securities Lending Risk, Foreign Investment
                                                            Risk
Firstar Small Cap Index Fund                                Derivatives Risk, Securities Lending Risk
Firstar Small Cap Core Equity Fund                          Foreign Investment Risk, Securities Lending
                                                            Risk
Firstar Science & Technology Fund                           Foreign Investment Risk, Securities Lending
                                                            Risk, Derivatives Risk
Firstar MicroCap Fund                                       Securities Lending Risk

     All of the principal risks applicable to the Firstar Funds and the FAIF Funds are described in the table below. Additional information regarding these risks and other risks to which Firstar Funds and FAIF Funds are subject are described in the respective Prospectuses and statements of additional information for the Firstar Funds and the corresponding FAIF Funds. The definitions of the terms used in the tables immediately follow the tables. The Firstar Funds and FAIF Funds are classified in the following groups:

     "Firstar Bond Funds" means, collectively, the Firstar Short-Term Bond Fund, Firstar Intermediate Bond Fund, Firstar Bond IMMDEX(TM) Fund, Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund and Firstar Strategic Income Fund.

     "FAIF Bond Funds" means, collectively, the Corresponding FAIF Funds of the Firstar Bond Funds.

     "Firstar Tax-Exempt Bond Funds" means, collectively, the Firstar Tax-Exempt Intermediate Bond Fund, Firstar Missouri Tax- Exempt Bond Fund and Firstar National Municipal Bond Fund.

     "FAIF Tax Free Funds" means the Corresponding FAIF Funds of the Firstar Tax-Exempt Bond Funds.

     "Firstar Equity Funds" means, collectively, the Firstar Balanced Income Fund, Firstar Balanced Growth Fund, Firstar Growth & Income Fund, Firstar Equity Income Fund, Firstar Relative Value Fund, Firstar Equity Index Fund, Firstar Large Cap Core Equity Fund, Firstar Large Cap Growth Fund, Firstar International Value Fund, Firstar International Growth Fund, Firstar MidCap Index Fund, Firstar MidCap Core Equity Fund, Firstar Small Cap Index Fund, Firstar Small Cap Core Equity Fund, Firstar Science & Technology Fund, Firstar MicroCap Fund and Firstar REIT Fund.

     "FAIF Equity Funds" means the Corresponding FAIF Funds of the Firstar Equity Funds.

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
MANAGEMENT RISK -- A strategy which the adviser (or         All Firstar Funds
sub-adviser) uses may fail to produce the intended
results. The particular securities and types of             All FAIF Funds
securities a Fund holds may underperform other
securities and types of securities.
------------------------------------------------------------------------------------------------------
UNINSURED INVESTMENT RISK -- An investment in a Fund        All Firstar Funds
is not a deposit of U.S. Bank National Association or
Firstar Bank, N.A. and is not insured by the Federal        All FAIF Funds
Deposit Insurance Corporation or any other government
agency.
------------------------------------------------------------------------------------------------------
MARKET RISK -- The value of the securities in which a       All Firstar Equity Funds and the Strategic
Fund invests may go up or down in response to the           Income Fund
prospects of individual companies and/or general
economic conditions.                                        All FAIF Equity Funds
------------------------------------------------------------------------------------------------------
FIXED INCOME RISK -- The rate of income on Fund             Firstar Bond, Tax-Exempt Bond, Balanced
shares will vary from day to day so that dividends on       Income, Balanced Growth and Growth and
your investment will vary.                                  Income Funds
                                                            FAIF Bond, Tax-Free, Balanced, Equity
                                                            Income and Growth & Income Funds
------------------------------------------------------------------------------------------------------
UNSTABLE NET ASSET VALUE RISK -- The net asset value        Firstar Bond, Tax-Exempt Bond and Equity
of a Fund and the value of your investment in a fund        Funds
will change daily which means you could lose money if
you invest in the Fund.                                     FAIF Bond, Tax Free and Equity Funds
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
CREDIT RISK -- An issuer of fixed-income securities         Firstar Bond, Tax-Exempt Bond, Balanced
may default on its obligation to pay interest and           Income, Balanced Growth, Growth & Income,
repay principal, causing the value of your investment       Relative Value, Large Cap Core Equity,
to decline. Also changes in the financial strength of       Large Cap Growth, MidCap Core Equity,
an issuer or changes in the credit rating of a              International Value and MicroCap Funds
security may affect its value. Lower-rated securities
are subject to greater credit risk than higher-rated        FAIF Bond, Tax Free, Balanced, Equity
securities.                                                 Income and Growth & Income Funds
------------------------------------------------------------------------------------------------------
INTEREST RATE RISK -- When interest rates increase,         Firstar Bond, Tax-Exempt Bond, Balanced
fixed-income securities tend to decline in value, and       Income, Balanced Growth, Growth & Income,
when interest rates decrease, fixed-income securities       Relative Value, Large Cap Core Equity,
tend to increase in value. A change in interest rates       Large Cap Growth, MidCap Core Equity,
could cause the value of your investment to change.         International Value and Micro Cap Funds
Fixed-income securities with longer maturities are
more susceptible to interest rate fluctuations than         FAIF Bond, Tax Free, Balanced, Equity
those with shorter maturities. Changes in interest          Income and Growth & Income Funds
rates may also extend or shorten the duration of
certain type of instruments, such as asset backed
securities, thereby affecting their value and return
on your investment. Stripped securities are subject
to greater interest rate risk than many of the more
typical fixed-income securities.
------------------------------------------------------------------------------------------------------
INCOME RISK -- the Fund's income could decline due to       Firstar Bond, Tax-Exempt Bond, Balanced
falling market interest rates.                              Income, Balanced Growth, Growth & Income,
                                                            Relative Value, Large Cap Core Equity,
                                                            Large Cap Growth, MidCap Core Equity,
                                                            International Value and Micro Cap Funds
                                                            FAIF Bond, Tax Free and Balanced Funds
------------------------------------------------------------------------------------------------------
MATURITY RISK -- The risk that, generally, the longer       Firstar U.S. Government Securities and
time until maturity, the more sensitive the price of        Aggregate Bond Funds
a debt security is to interest rate changes.
                                                            FAIF U.S. Government Securities and
                                                            Aggregate Bond Funds
------------------------------------------------------------------------------------------------------
EXTENSION RISK -- An issuer may exercise its right to       Firstar U.S. Government Securities,
pay principal on an obligation held by a Fund (such         Aggregate Bond, Strategic Income, National
as a mortgage-backed or asset-backed security) later        Municipal Bond, Balanced Income, Balanced
than expected. This may happen when there is a rise         Growth and Large Cap Growth Funds
in interest rates. Under such circumstances, the
value of the obligation will decrease and the Fund          FAIF Bond and Balanced Funds
will also suffer from the inability to invest in
higher yielding securities.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
PREPAYMENT RISK -- An issuer may exercise its right         Firstar U.S. Government Securities,
to pay principal on an obligation held by a Fund            Aggregate Bond, Strategic Income, Missouri
(such as a mortgage-backed or asset-backed security)        Tax-Exempt Bond, National Municipal Bond,
earlier than expected. This may happen when there is        Balanced Income, Balanced Growth and Large
a decline in interest rates. These events may make a        Cap Growth Funds
Fund unable to recoup its initial investment and may
result in reduced yields.                                   FAIF Bond, Tax Free and Balanced Funds
------------------------------------------------------------------------------------------------------
CALL RISK -- During periods of falling interest             Firstar Bond, Tax-Exempt Bond, Balanced
rates, a bond issuer may "call" -- or repay  -- its         Income and Balanced Growth Funds
high-yielding bonds before their maturity date. The
Fund would then be forced to invest the unanticipated       FAIF Bond (other than the FAIF U.S.
proceeds at lower interest rates, resulting in a            Government Securities Fund)Tax Free and
decline in the Fund's income.                               Balanced Funds
------------------------------------------------------------------------------------------------------
DOLLAR ROLL TRANSACTIONS RISKS -- In a dollar roll          FAIF Limited Term Income, Intermediate
transaction, the Fund sells mortgage-backed                 Term Income, Fixed Income and Balanced
securities for delivery in the current month while          Funds
contracting with the same party to repurchase similar
securities at a future date. The use of mortgage
dollar rolls could increase the volatility of the
Fund's share price. It could also diminish the Fund's
investment performance if the advisor does not
predict mortgage prepayments and interest rates
correctly.
------------------------------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES RISK -- Inverse            FAIF Intermediate Tax Free, Missouri Tax
floating rate securities are a type of structured           Free and National Municipal Bond Funds
security whose value is determined by reference to
changes in the value of interest rates. Inverse
floating rate municipal securities pay interest at a
rate that varies inversely to changes in the interest
rate of specified municipal securities or a specified
index. The interest rate on this type of security
will generally change at a multiple of any change in
the reference interest rate. As a result, the values
of these securities may be highly volatile as
interest rates rise or fall.
------------------------------------------------------------------------------------------------------
INDUSTRY RISK -- A group of related stocks may              Firstar Science & Technology and REIT
decline in price due to industry specific                   Funds
developments. Companies in the same or similar
industries may share common characteristics and are         FAIF Science & Technology and Real Estate
more likely to react to industry specific market or         Securities Funds
economic developments.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
SECTOR/TECHNOLOGY RISK -- To the extent that the Fund       Firstar Equity Income, Large Cap Growth,
emphasizes particular companies or market sectors,          Small Cap Core Equity, Small Cap Index and
such as technology, it will be especially susceptible       Science & Technology Funds
to the risks associated with investments in those
companies or market sectors. Stocks of technology           FAIF Science & Technology Fund
companies may be subject to greater price volatility
than stocks of companies in other sectors. Technology
companies may produce or use products or services
that prove commercially unsuccessful, become obsolete
or become adversely impacted by government
regulation. Technology stocks may experience
significant price movements caused by
disproportionate investor optimism or pessimism.
------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES RISK -- Convertible securities       Firstar Balanced Growth, Balanced Income,
are subject to greater credit and interest rate risk        Growth & Income, Relative Value, Large Cap
than higher rated securities.                               Core Equity, Large Cap Growth,
                                                            International Value Fund and MidCap Core
                                                            Equity Funds
                                                            FAIF Equity Income Fund
------------------------------------------------------------------------------------------------------
MUNICIPAL GOVERNMENT RISK -- The value of municipal         Firstar Tax-Exempt Bond Funds
securities owned by the Fund may be adversely
affected by state and local political and economic          FAIF Tax Free Funds
conditions and developments, or by future changes in
federal or state income tax laws, including rate
reductions or the imposition of a flat tax. In
addition, the ability of a state or local government
issuer to make payments can be affected by many
factors, including economic conditions, the flow of
tax revenues and changes in the level of federal,
state or local aid. Some municipal securities are
payable only from limited revenue sources or by
private entities.
------------------------------------------------------------------------------------------------------
SMALL CAP AND MID CAP STOCK RISK -- A Fund may invest       Firstar Large Cap Growth, Small Cap Index,
in the stocks of small- to medium-size companies.           Small Cap Core Equity, MidCap Index,
Small- and medium-size companies often have narrower        MidCap Core Equity, Science & Technology
markets and more limited managerial and financial           and REIT Funds
resources than larger, more established companies. As
a result, their performance can be more volatile and        FAIF Capital Growth, Small Cap Index,
they face greater risk of business failure, which           Small Cap Core, Mid Cap Core, Mid Cap
could increase the volatility of a Fund's portfolio.        Index, International and Science &
While stocks of mid-cap companies may be slightly           Technology Funds
less volatile than those of small-cap companies, they
still involve substantial risk as their prices may be
subject to more abrupt or erratic movements than
those of larger more established companies or the
market averages in general.
------------------------------------------------------------------------------------------------------
MICRO CAP STOCK RISK -- Micro capitalization stocks         Firstar MicroCap Fund
involve greater risks than those associated with
larger, more established companies. Micro company           FAIF Micro Cap Fund
stocks may be subject to more abrupt or erratic price
movements. Securities of micro cap companies are less
liquid.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
LIQUIDITY RISK -- Certain securities may be difficult       Firstar Strategic Income, Small Cap Index,
or impossible to sell at the time and price that the        MicroCap and REIT Funds
investment adviser would like to sell. The investment
adviser may have to lower the price, sell other             FAIF Corporate Bond, Small Cap Index,
securities instead or forgo an investment                   Micro Cap and Real Estate Securities Funds
opportunity, any of which could have a negative
effect on fund management or performance.
------------------------------------------------------------------------------------------------------
HIGH YIELD SECURITIES RISK -- High yield or junk bond       FAIF Growth & Income, Equity Income and
securities generally have more volatile prices and          Corporate Bond Funds
carry more risk to principal than investment grade
securities. High yield securities may be more
susceptible to real or perceived economic conditions
than investment grade securities. In addition, the
secondary trading market may be less liquid.
------------------------------------------------------------------------------------------------------
SECURITIES LENDING RISK -- The Fund is subject to the       FAIF Relative Value, Equity Index, Large
risk that the other party to a securities lending           Cap Core, International, Capital Growth,
agreement will default on its obligations.                  Mid Cap Index, Mid Cap Core, Small Cap
                                                            Core, Small Cap Index, Science &
                                                            Technology, Micro Cap and Real Estate
                                                            Securities Funds
------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT RISK -- The Fund's investments in        Firstar Aggregate Bond, Strategic Income,
foreign securities are subject to foreign risks.            Relative Value, Large Cap Growth,
Foreign securities involve special risks not                International Value, International Growth
typically associated with U.S. securities. The              and MicroCap Funds
securities held by a Fund may underperform other
types of securities, and they may not increase or may       FAIF Bond, Balanced, Growth & Income,
decline in value. Foreign investments may be riskier        Relative Value, Equity Income, Large Cap
than U.S. investments because of factors such as            Core, Capital Growth, International, Mid
foreign government restrictions, changes in currency        Cap Core, Small Cap Core, Science &
exchange rates, incomplete financial information            Technology and Micro Cap Funds
about the issuers of securities, and political or
economic instability. Foreign securities may be more
volatile and less liquid than U.S. stocks.
------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY HEDGING TRANSACTIONS RISKS -- If the       FAIF International Fund
sub-adviser's forecast of exchange rate movements is
incorrect, the Fund may realize losses on its foreign
currency transactions. In addition, the Fund's
hedging transactions may prevent the Fund from
realizing the benefits of favorable change in the
value of foreign securities.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
DERIVATIVES RISK -- Certain investments may be more         Firstar Strategic Income, Balanced Income,
sensitive to or otherwise not react in tandem with          Balanced Growth, Growth & Income, Relative
interest rate changes or market movements and may be        Value, Equity Index, Large Cap Growth and
leveraged. Derivatives may include options, futures         MidCap Index Funds
contracts and swaps. An option gives the holder the
right (but not the obligation) to buy (a "call") or         FAIF Relative Value, Capital Growth,
sell (a "put") an asset in the future at an agreed          Equity Index, Mid Cap Index, Small Cap
upon price prior to the expiration date of the              Index and Science & Technology Funds
option. A futures contract obligates the holder to
buy or sell an asset in the future at an agreed upon
price. A swap is an arrangement whereby two parties
enter into an agreement to exchange certain
instruments. A Fund may use futures and options on
futures for hedging purposes. The hedging strategy
may not be successful if the portfolio manager is
unable to accurately predict movements in the prices
of individual securities held by a Fund or if the
strategy does not correlate well with a Fund's
investments. The use of futures and options on
futures may produce a loss for a Fund or limit a
Fund's total return, even when used only for hedging
purposes and you could lose money because of a Fund's
use of options.
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RISK -- The Fund purchases and           Firstar Strategic Income Fund
sells securities to capture dividends on particular
securities. This practice could result in a Fund
experiencing a high turnover rate (100% or more).
High portfolio turnover rates lead to increased
costs, could cause you to pay higher taxes and could
negatively affect a Fund's performance.
------------------------------------------------------------------------------------------------------
MUNICIPAL LEASE OBLIGATION RISK -- A Fund may acquire       Firstar Tax-Exempt Intermediate Bond Fund
municipal lease obligations which are issued by a
state or local government or authority to acquire           FAIF Tax Free Funds
land and a wide variety of equipment and facilities.
If funds are not appropriated for the following
year's lease payments, the lease may terminate, with
the possibility of default on the lease obligation
and significant loss to the Fund.
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT RISK -- The risk that the seller       Firstar U.S. Government Securities Fund
may not repurchase the securities from the Fund which
may result in the Fund selling the security for less
than the agreed upon price. Another risk of
repurchase agreements is that the seller may default
or file for bankruptcy which could mean that the Fund
might have to wait through lengthy court actions
before selling the securities.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
REAL ESTATE INVESTMENT TRUST (REIT) RISK -- Equity          Firstar Strategic Income, Large Cap Growth
and mortgage REITs depend on management skills and          and REIT Funds
are not diversified. As a result, REITs are subject
to the risk of financing either single projects or          FAIF Real Estate Securities Fund
any number of projects. REITs depend on heavy cash
flow and may be subject to defaults by borrowers and
self-liquidation. Additionally, equity REITs are also
subject to risks generally associated with
investments in real estate including possible
declines in the value of real estate, general and
local economic conditions, environmental problems and
changes in interest rates. Mortgage REITs may be
affected by the quality of any credit extended.
------------------------------------------------------------------------------------------------------
UNDERPERFORMANCE OF THE INDEX RISK -- While the             Firstar Bond IMMDEX(TM) Fund
adviser believes purchasing securities which are not
in the Lehman Brothers Government/Credit Bond Index         FAIF Bond IMMDEX(TM) Fund
(the "Lehman Index") or are not consistent with the
"mix" of the Lehman Index provides the opportunity to
achieve an enhanced gross return compared to the
Lehman Index, the adviser may err in its choices of
securities or portfolio mixes. Furthermore, because
of the smaller number of issues held by the Fund than
the Lehman Index, material events affecting the
Fund's portfolio (for example, an issuer's decline in
credit quality) may influence the performance of the
Fund to a greater degree than such events will
influence the Lehman Index.
------------------------------------------------------------------------------------------------------
INDEXING RISK IN GENERAL -- The Fund uses an indexing       Firstar Equity Index Fund, MidCap Index
strategy to approximate the investment performance of       and Small Cap Index Funds
a benchmark index, before fund expenses. The Fund may
fail to match the investment results of its benchmark       FAIF Equity Index Fund, Mid Cap Index and
index as a result of shareholder purchase and               Small Cap Index Funds
redemption activity, transaction costs, expenses and
other factors. The investment adviser may be required
to sell securities if the issuer or the security is
eliminated from the benchmark index. Such sales may
result in: lower prices, or losses, that may not have
been incurred if the investment adviser did not have
to purchase or sell the securities.
------------------------------------------------------------------------------------------------------
LARGE CAP INDEXING RISK -- Your investment follows          Firstar Equity Index Fund
the large-cap portion of the U.S. stock market, as
measured by the Standard & Poor's 500 Index, during         FAIF Equity Index Fund
upturns as well as downturns. Because of its indexing
strategy, the Fund cannot take steps to reduce market
volatility or to lessen the effects of a declining
market.
Whenever large-cap stocks perform less than mid- or
small-cap stocks, the Fund may under-perform funds
that have exposure to those segments. Further, the
Fund will not necessarily dispose of a security in
response to adverse events affecting the issuer of a
security (such as adverse credit factors or failure
to pay dividends).
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
MID-CAP INDEX RISK -- The Fund's investments follow         Firstar MidCap Index Fund
the mid-cap portion of the U.S. stock market, as
measured by the Standard & Poor's MidCap 400 Index,         FAIF Mid Cap Index Fund
during upturns as well as downturns. Because of its
indexing strategy, the Fund cannot take steps to
reduce market volatility or to lessen the effects of
a declining market.
Whenever mid-cap stocks underperform large- or
small-cap stocks, the Fund may underperform funds
that have exposure to those segments. Further, the
Fund will not necessarily dispose of a security in
response to adverse events affecting the issuer of a
security (such as adverse credit factors or failure
to pay dividends) if disposal would not be consistent
with the Fund's indexing strategy.
The Fund's ability to duplicate the performance of
the Standard & Poor's MidCap 400 Index will depend to
some extent on the size and timing of cash flows into
and out of the Fund as well as the Fund's expenses.
------------------------------------------------------------------------------------------------------
SMALL-CAP INDEX RISK -- The Fund's investments follow       Firstar Small Cap Index Fund
the small-cap portion of the U.S. stock market, as
measured by the Standard & Poor's SmallCap 600 Index        FAIF Small Cap Index Fund
or Russell 2000 Index, during upturns as well as
downturns. Because of its indexing strategy, the Fund
cannot take steps to reduce market volatility or to
lessen the effects of a declining market.
Whenever small-cap stocks underperform large- or
mid-cap stocks, the Fund may underperform funds that
have exposure to those segments. Further, the Fund
will not necessarily dispose of a security in
response to adverse events affecting the issuer of a
security (such as adverse credit factors or failure
to pay dividends) if disposal would not be consistent
with the Fund's indexing strategy.
The Fund's ability to duplicate the performance of
the Standard & Poor's SmallCap 600 Index or Russell
2000 Index will depend to some extent on the size and
timing of cash flows into and out of the Fund as well
as the Fund's expenses.
------------------------------------------------------------------------------------------------------
VALUE STYLE INVESTING RISK -- The performance               Firstar Equity Income and Relative Value
resulting from the Fund's "value" investment style          Funds
may sometimes be lower than that of other types of
equity funds, such as those focusing more exclusively       FAIF Relative Value Fund
on growth in earnings.
------------------------------------------------------------------------------------------------------
EMERGING MARKET RISK -- The risks associated with           Firstar International Value and
foreign investments are heightened when investing in        International Growth Funds
emerging markets. The governments and economies of
emerging market countries feature greater instability       FAIF International Fund
than those of more developed countries. Such
investments tend to fluctuate in price more widely
and to be less liquid than other foreign investments.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
CURRENCY RISK -- Currency risk is the potential for         Firstar International Growth Fund
price fluctuations in the dollar value of the foreign
securities that the Fund holds because of changing          FAIF International Fund
currency exchange rates.
------------------------------------------------------------------------------------------------------
FOCUS RISK -- Because of the smaller number of issues       Firstar Short Term Bond, Intermediate Bond
held by the Fund than its benchmark index, material         and Bond IMMDEX(TM) Funds
events affecting the Fund's portfolio (for example,
an issuer's decline in credit quality) may influence
the performance of the Fund to a greater degree than
such events will influence its benchmark index and
may prevent the Fund from attaining its investment
objective for particular periods.
------------------------------------------------------------------------------------------------------
FIXED-INCOME MANAGEMENT RISK -- While the adviser           Firstar Short -Term Bond, Intermediate
believes purchasing securities which are not in the         Bond and Bond IMMDEX(TM) Funds
Fund's benchmark index or not consistent with the
"mix" of the index provides the opportunity to              FAIF Limited Term Income, Intermediate
achieve an enhanced gross return compared to the            Term Income and Bond IMMDEX(TM) Funds
index, the investment adviser may err in its choices
of securities or portfolio mixes. Further, the
adviser calculates the Fund's duration and average
maturity based on certain estimates relating to the
duration and maturity of the securities held by the
Fund. The estimates used may not always be accurate,
so the investment adviser's calculations may be
incorrect. Such errors could result in a negative
return and a loss to you.
------------------------------------------------------------------------------------------------------
TAX RISK -- The Fund may be more adversely impacted         Firstar Tax-Exempt Bond Funds
by future legislative or administrative changes or
court decisions that may materially affect the              FAIF Tax Free Funds
ability of a Fund to pay tax-exempt dividends or the
value of municipal investments.
------------------------------------------------------------------------------------------------------
SELLING SECURITIES SHORT RISK -- If the Fund does not       Firstar MicroCap Fund
own a security sold short, the Fund will lose money
if the security sold short increases in price between       FAIF Micro Cap Fund
the date of the sale and the date on which the Fund
"closes out" the short position (by acquiring the
security in the open market). The Fund's risk of loss
also increases if the Fund is not able to "close out"
the short position at any particular time or at an
acceptable price.
------------------------------------------------------------------------------------------------------
INITIAL PUBLIC OFFERING -- "IPO" RISK -- IPOs may not       Firstar Small Cap Core Equity, Science &
be consistently available to the Fund for investing         Technology and MicroCap Funds
particularly as the Fund's asset base grows. As the
Fund's assets continue to grow the effect of the            FAIF Mid Cap Core, Small Cap Core, Science
Fund's investments in IPOs on its total returns             & Technology and Micro Cap Funds
likely will decline which could reduce the Fund's
total returns. IPOs will frequently be sold within 12
months of purchase. This may result in short-term
gains, which will be taxable to shareholders as
ordinary income.
------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                              FUNDS SUBJECT TO RISK
--------------                                              ---------------------
NON-DIVERSIFICATION RISK -- The Fund is                     Firstar Missouri Tax-Exempt Bond and
non-diversified, which means that it can invest a           Science & Technology Funds
greater percentage of its assets in a more limited
number of issues. As a result, a change in the value        FAIF Missouri Tax Free, Science &
of any one investment held by the Fund may affect the       Technology and Real Estate Securities
overall value of the Fund more than it would affect a       Funds
diversified fund which holds more investments.
------------------------------------------------------------------------------------------------------
INVESTMENT IN MISSOURI RISK -- Because the Fund             Firstar Missouri Tax-Exempt Bond Fund
invests primarily in Missouri municipal securities,
it also is likely to be especially susceptible to           FAIF Missouri Tax Free Fund
economic, political and regulatory events that affect
Missouri. Missouri's economy is largely comprised of
services, manufacturing (primarily defense,
transportation and other durable goods), wholesale
and retail trade, and state and local government. The
exposure to these industries leaves Missouri
vulnerable to an economic slowdown associated with
the business cycles of such industries. Because
defense-related business plays an important role in
Missouri's economy, declining defense appropriations
and federal downsizing also may continue to have an
adverse impact on the State.
------------------------------------------------------------------------------------------------------

     VOTING INFORMATION. Firstar's Board of Directors is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on June 22, 2001 will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of the Special Meeting. Proxies may be revoked at any time before they are exercised by submitting to Firstar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Matters."

                               THE REORGANIZATION

     REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I.

          The proposed Reorganization is expected to benefit Firstar Fund shareholders by, among other things:

          (i) Offering a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders;

          (ii) Offering the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms;

          (iii) Offering the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base;

          (iv) Offering distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex; and

          (v) The post-Reorganization total fund operating expenses (after waivers) of the FAIF Fund will be the same or lower than all but two Firstar Funds (the Firstar Aggregate Bond Fund and the Firstar International Growth Fund) and one share class of a third Firstar Fund (Retail B Shares of the Firstar Strategic Income Fund) through September 30, 2002.

     Shareholders of different Firstar Funds and different classes of each such Fund will be affected differently by the Reorganization. Some FAIF Funds have different operating expenses and investment policies than their corresponding Firstar Fund. For more information on these differences, please see "Comparison of Firstar Funds and FAIF Funds" and "Expense Summaries of the Firstar Funds and the Corresponding FAIF Funds" below.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. There are thirty-three separate Firstar Funds (excluding the Firstar Conning Money Market Fund which is not part of the First American Funds reorganizations). Each of the Firstar investment portfolios will participate in separate reorganizations. Twenty-six of the Firstar investment portfolios will participate in reorganizations contemplated by the Reorganization Agreement. The Reorganization Agreement provides that substantially all of the assets and liabilities of each of the thirteen Reorganizing Firstar Funds identified in column 1 on Table III(A) below will be transferred to, and acquired by, one of the eleven Existing FAIF Funds identified in column 2 on Table III(A) below, in exchange for full and fractional shares issued by such Existing FAIF Fund. The Reorganization Agreement further provides that substantially all of the assets and liabilities of each of the thirteen Continuing Firstar Funds identified in column 1 on Table III(B) below will be transferred to, and acquired by, one of the thirteen newly-organized Shell FAIF Funds identified in column 2 on Table III(B) below, in exchange for full and fractional shares issued by such Shell FAIF Fund. In the tables, opposite the name of each Firstar Fund is the name of the Corresponding FAIF Fund to which such Firstar Fund will transfer substantially all of its assets and liabilities and that will issue FAIF Fund Shares of designated classes to such Firstar Fund in consideration of such transfer. The FAIF Fund Shares issued by each FAIF Fund to its corresponding Firstar Fund will have the same aggregate dollar value as the aggregate dollar value of the shares of such Firstar Fund immediately prior to the effective time of the Reorganization with respect to such Fund.

     At the same time that the twenty-six Firstar Funds are reorganized into the FAIF Funds, it is expected that the remaining Firstar investment portfolios will be reorganized into certain investment portfolios offered by FAF and FASF, affiliated investment companies of FAIF. It is contemplated that the Firstar reorganizations with FAF and FASF will occur at the same time as the Firstar and FAIF Reorganization. (It is anticipated that the Firstar Conning Money Market Fund will be reorganized into an investment company unaffiliated with FAIF prior to the First American Funds reorganizations.) However, it is possible that the reorganizations of some of the Firstar Funds may be delayed, or not effected, if the shareholders of such Funds do not approve that Fund's reorganization, while the shareholders of other Firstar Funds have approved their respective reorganizations and the shareholders of all of the investment portfolios of Firstar, voting in the aggregate, have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

                                  TABLE III(A)

                  COLUMN 1                                        COLUMN 2
                  --------                                        --------
REORGANIZING FIRSTAR FUND AND SHARE CLASS            EXISTING FAIF FUND AND SHARE CLASS
--------------------------------------------    --------------------------------------------
FIRSTAR SHORT-TERM BOND FUND                    FAIF LIMITED TERM INCOME FUND
Retail A Shares                                 Class A Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR INTERMEDIATE BOND FUND                  FAIF INTERMEDIATE TERM INCOME FUND
Retail A Shares                                 Class A Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR AGGREGATE BOND FUND                     FAIF FIXED INCOME FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR STRATEGIC INCOME FUND                   FAIF CORPORATE BOND FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND       FAIF INTERMEDIATE TAX FREE FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class Y Shares

FIRSTAR NATIONAL MUNICIPAL BOND FUND            FAIF TAX FREE FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class Y Shares

FIRSTAR BALANCED INCOME FUND                    FAIF BALANCED FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR BALANCED GROWTH FUND                    FAIF BALANCED FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR EQUITY INCOME FUND                      FAIF EQUITY INCOME FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

                  COLUMN 1                                        COLUMN 2
                  --------                                        --------
REORGANIZING FIRSTAR FUND AND SHARE CLASS            EXISTING FAIF FUND AND SHARE CLASS
--------------------------------------------    --------------------------------------------
FIRSTAR EQUITY INDEX FUND                       FAIF EQUITY INDEX FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR INTERNATIONAL VALUE FUND                FAIF INTERNATIONAL FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR INTERNATIONAL GROWTH FUND               FAIF INTERNATIONAL FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR REIT FUND                               FAIF REAL ESTATE SECURITIES FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

                                  TABLE III(B)

                  COLUMN 1                                        COLUMN 2
                  --------                                        --------
CONTINUING FIRSTAR FUND AND SHARE CLASS               SHELL FAIF FUND AND SHARE CLASS
--------------------------------------------    --------------------------------------------
FIRSTAR BOND IMMDEX(TM) FUND                    FAIF BOND IMMDEX(TM) FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR U.S. GOVERNMENT SECURITIES FUND         FAIF U.S. GOVERNMENT SECURITIES FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR MISSOURI TAX-EXEMPT BOND FUND           FAIF MISSOURI TAX FREE FUND
Retail A Shares                                 Class A Shares
Institutional Shares                            Class Y Shares

FIRSTAR GROWTH & INCOME FUND                    FAIF GROWTH & INCOME FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

                  COLUMN 1                                        COLUMN 2
                  --------                                        --------
CONTINUING FIRSTAR FUND AND SHARE CLASS               SHELL FAIF FUND AND SHARE CLASS
--------------------------------------------    --------------------------------------------
FIRSTAR RELATIVE VALUE FUND                     FAIF RELATIVE VALUE FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR LARGE CAP CORE EQUITY FUND              FAIF LARGE CAP CORE FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR LARGE CAP GROWTH FUND                   FAIF CAPITAL GROWTH FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR MIDCAP INDEX FUND                       FAIF MID CAP INDEX FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR MIDCAP CORE EQUITY FUND                 FAIF MID CAP CORE FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR SMALL CAP INDEX FUND                    FAIF SMALL CAP INDEX FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR SMALL CAP CORE EQUITY FUND              FAIF SMALL CAP CORE FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

FIRSTAR SCIENCE & TECHNOLOGY FUND               FAIF SCIENCE & TECHNOLOGY FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

                  COLUMN 1                                        COLUMN 2
                  --------                                        --------
CONTINUING FIRSTAR FUND AND SHARE CLASS               SHELL FAIF FUND AND SHARE CLASS
--------------------------------------------    --------------------------------------------
FIRSTAR MICROCAP FUND                           FAIF MICRO CAP FUND
Retail A Shares                                 Class A Shares
Retail B Shares                                 Class B Shares
Y Shares                                        Class S Shares
Institutional Shares                            Class Y Shares

     Immediately after the effective time of each Fund's Reorganization, each Firstar Fund will distribute to its shareholders the FAIF Fund Shares received in the Reorganization in liquidation of the Firstar Fund. Each shareholder of record of a particular Firstar Fund at the effective time of its Reorganization will receive shares of the designated class of its Corresponding FAIF Fund with the same aggregate dollar value of the shares such shareholder held in such Firstar Fund prior to the effective time of the Reorganization, and will receive any unpaid dividends or distributions declared before the effective time of the Reorganization with respect to a Firstar Fund.

     FAIF will establish an account for each former shareholder of the Firstar Funds that will reflect the number and class of FAIF Fund Shares distributed to that shareholder. The FAIF Fund Shares issued in each Fund's Reorganization will be in uncertificated form.

     If the required approvals for the Reorganization of the Firstar Funds and the sale of substantially all of the assets of Firstar and subsequent liquidation of Firstar are received, each of the Firstar Funds will transfer substantially all of its assets and liabilities as of the effective time of the Reorganization, and all outstanding shares of the Firstar Funds will be redeemed and cancelled in exchange for FAIF Fund Shares of the FAIF Funds, and, upon the closings of the FAF and FASF reorganizations, Firstar will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Wisconsin law.

     The Reorganization of each Firstar Fund is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy Statement/Prospectus by the shareholders of that Firstar Fund. The Reorganization of a Firstar Fund is not subject to the approval of shareholders of any other Firstar Fund but because the reorganizations of all of the investment portfolios of Firstar constitute a sale of substantially all of the assets of Firstar, it is subject, under Wisconsin law, to the approval of the shareholders of all of the investment portfolios of Firstar voting in the aggregate. In addition, the Reorganization is subject to the following conditions: the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of FAIF's counsel addressed to Firstar indicating that the FAIF Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable and an opinion of Firstar's counsel regarding the tax consequences of the Registration); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of any necessary exemptive relief requested from the SEC or its staff with respect to Section 17(a) of the 1940 Act; and the parties' performance in all material respects of their respective covenants and undertakings as described in the Reorganization Agreement. An application requesting relief with respect to Section 17(a) of the 1940 Act has been filed with the SEC, and it is expected that the SEC will issue an order granting such relief prior to the Reorganization. If an exemptive order is not granted, the Board of Directors of Firstar will consider what further action is appropriate.

     The Reorganization Agreement also provides that U.S. Bancorp or an affiliate has agreed to pay all expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be terminated at any time upon the mutual consent of both Firstar and FAIF, or by either FAIF or Firstar under certain conditions; and that officers of FAIF and of Firstar may amend the Reorganization Agreement as authorized by their respective Boards of Directors.

     FIRSTAR BOARD CONSIDERATION. At meetings held on December 15, 2000, February 23, 2001 and March 23, 2001, the Board of Directors of Firstar was advised that FAAM, predecessor investment advisor entity to Asset Management, was considering recommending a consolidation of Firstar with the First American Funds. The Firstar Board then met again on April 26, 2001 and May 22, 2001 to consider the

Reorganization proposal offered by management of the First American Funds, FAAM and its affiliates. In preparation for the April 26, 2001 meeting, each of the Directors of Firstar was provided with detailed information about the Reorganization, the First American Funds, FAAM and Asset Management. These materials summarized the principal terms and conditions of the Reorganization, including the intention that the Firstar Reorganization be consummated on a tax-free basis for each Firstar Fund and its respective shareholders. In addition, the Firstar Directors received comparative information about the Firstar Funds and the Corresponding FAIF Funds, including information concerning, but not limited to, the following matters: (1) investment objective and policies; (2) advisory, distribution and servicing arrangements; (3) fund expenses (with and without giving effect to current expense limitations), including pro forma expenses, relative to peer groups; and (4) performance, including performance relative to comparable indices for the First American Funds. The Firstar Board also was provided with information about FAAM and Asset Management and their investment advisory organizations, including the teams of individuals with responsibility for managing each FAIF Fund. At the May 22, 2001 Firstar Board meeting, the Firstar Board was notified of the consolidation of FAIF's investment adviser, FAAM and Firstar's investment adviser, FIRMCO, into Asset Management which occurred on May 2, 2001.

     The Reorganization was unanimously approved by the Firstar Board of Directors on April 26, 2001 and ratified on May 22, 2001.

     During its deliberations, Firstar's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Firstar Funds; (2) the capabilities, practices and resources of FAAM and Asset Management; (3) the investment advisory and other fees paid by the FAIF Funds, and the historical and projected expense ratios of the FAIF Funds as compared with those of the Firstar Funds and industry peer groups; (4) the investment objective, policies and limitations of the FAIF Funds and their relative compatibility with those of the Firstar Funds; (5) the historical investment performance records of the Firstar Funds and the FAIF Funds relative to each other and, with respect to the FAIF Funds, to comparable indices; (6) the shareholder services offered by FAIF;
(7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Firstar Funds and their shareholders; and (9) the number of investment portfolio options that would be available to shareholders after the Reorganization; and (10) whether the Reorganization would dilute the interests of the existing Firstar Funds' shareholders. The Firstar Board also considered FAAM and Asset Management's belief that the Reorganization would: (1) offer a more diverse group of more than fifty-five mutual funds with competitive expense structures available to all shareholders; (2) offer the potential for individual FAIF Funds to use their increased asset size to achieve greater portfolio diversification and to engage in block trading and other investment transactions on potentially more advantageous terms; (3) offer the potential to spread relatively fixed costs, such as legal fees or accountant's fees, over a larger asset base; and
(4) offer distribution channels that will have a better understanding of the mutual funds offered by First American Funds and will be better able to communicate Asset Management's investment styles to existing and prospective shareholders, which may result in increasing fund assets within the complex. The Firstar Board also considered that the post-Reorganization total for operating expenses (after waivers) of the FAIF Funds will be the same or lower than all but two Firstar Funds (the Firstar Aggregate Bond Fund and the Firstar International Growth Fund) and one share class of a third Firstar Fund (Retail B Shares of the Firstar Strategic Income Fund) through September 30, 2002.

     The Firstar Directors also noted that the per share annualized total operating expense ratios for certain of the classes of certain of the FAIF Funds after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding Firstar Funds before the Reorganization. See "Table I -- Total Expense Information" above and "Expense Summaries of the Firstar Funds and Corresponding FAIF Funds" below for more information. The Firstar Directors also noted that U.S. Bancorp or an affiliate would assume all customary expenses associated with the Reorganization and that Asset Management intended to contractually waive fees as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002 the FAIF Funds' total operating expense ratios after waivers would not exceed the pro forma combined fund after waiver expenses shown in Table I.

     After consideration of the foregoing and other factors, the Firstar Directors unanimously determined that the Reorganization was in the best interest of the shareholders of each Firstar Fund, and that the interests of the existing shareholders of each Firstar Fund would not be diluted as a result of such Reorganization.

     CAPITALIZATION. The following table sets forth, as of March 31, 2001 (the end of FAIF's semi-annual period): (1) the capitalization of each of the Firstar Funds; (2) the capitalization of each of their Corresponding FAIF Funds; and (3) the pro forma capitalization of each of the Corresponding FAIF Funds as adjusted to give effect to the Reorganization. With respect to the Firstar Balanced Income Fund and the Firstar Balanced Growth Fund, the table sets forth the capitalization of each such Firstar Fund, the pro forma capitalization of the FAIF Balanced Fund as adjusted to give effect to the reorganization of the Firstar Balanced Income Fund only, the pro forma capitalization of the FAIF Balanced Fund as adjusted to give effect to the reorganization of the Firstar Balanced Growth Fund only, and the pro forma capitalization of the FAIF Balanced Fund as adjusted to give effect to the reorganization of both the Firstar Balanced Income Fund and the Firstar Balanced Growth Fund. With respect to the Firstar International Value Fund and the Firstar International Growth Fund, the table sets forth the capitalization of each such Firstar Fund, the pro forma capitalization of the FAIF International Fund as adjusted to give effect to the reorganization of the Firstar International Value Fund only, the pro forma capitalization of the FAIF International Fund as adjusted to give effect to the reorganization of the Firstar International Growth Fund only, and the pro forma capitalization of the FAIF International Fund as adjusted to give effect to the reorganization of both the Firstar International Value Fund and the Firstar International Growth Fund.

     The capitalization of each Fund is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity in the Funds as well as the effects of the other ongoing operations of the respective Funds prior to the closing of the Reorganization.

     The FAIF Shell Funds have not yet commenced operations but will do so at the time the Reorganization occurs.

                                    TABLE IV
                                 CAPITALIZATION
                             (AS OF MARCH 31, 2001)

     1. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Short-Term Bond Fund with the FAIF Limited Term Income Fund.

                                                                                      FAIF LIMITED
                                                            FIRSTAR SHORT-TERM        TERM INCOME          PRO FORMA
                                                                BOND FUND                FUND+*          COMBINED FUND
                                                          ----------------------    ----------------    ----------------
TOTAL NET ASSETS........................................         $49,226                $82,631             $132,912
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
(In Thousands)                                                   $1,055++                 $--                 $--
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                   $109                   $--                 $109
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                 $154,446               $91,350             $245,796
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
SHARES OUTSTANDING......................................          4,733                  8,151               13,110
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
(In Thousands)                                                    102++                    --                  --
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                    10                     --                  11
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  14,842                 9,021               24,267
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
NET ASSET VALUE PER SHARE...............................          $10.40                 $10.14              $10.14
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                 $10.40++                 $--                 $--
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                  $10.42                  $--                $10.14
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  $10.41                 $10.13              $10.13
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------

---------------
+ The FAIF Limited Term Income Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Limited Term Income Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

++ Retail B Shares were converted to Retail A Shares on May 31, 2001.

     2. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Intermediate Bond Fund with the FAIF Intermediate Term Income Fund.

                                                                                          FAIF
                                                                                      INTERMEDIATE
                                                           FIRSTAR INTERMEDIATE       TERM INCOME          PRO FORMA
                                                                BOND FUND+               FUND*           COMBINED FUND
                                                          ----------------------    ----------------    ----------------
TOTAL NET ASSETS........................................         $29,647                $28,650             $58,908
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
(In Thousands)                                                    $611++                  $--                 $--
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                   $171                   $--                 $171
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                 $470,167               $348,596            $818,763
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
SHARES OUTSTANDING......................................          2,817                  2,841               5,598
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
(In Thousands)                                                     58++                    --                  --
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                    16                     --                  16
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  44,672                 34,645              77,809
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
NET ASSET VALUE PER SHARE...............................          $10.52                 $10.09              $10.52
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                 $10.52++                 $--                 $--
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                  $10.52                  $--                $10.52
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  $10.52                 $10.06              $10.52
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------

---------------
+ The Firstar Intermediate Bond Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Intermediate Term Income Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

++ Retail B Shares were converted to Retail A Shares on May 31, 2001.

     3. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Bond IMMDEX(TM) Fund and the FAIF Bond IMMDEX(TM) Fund.

                                                                   FIRSTAR BOND            PRO FORMA
                                                                 IMMDEX(TM) FUND+        COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $84,997                $84,997
                                                                (Retail A Shares)       (Class A Shares)
(In Thousands)                                                        $4,675                 $4,675
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $243                   $243
                                                                    (Y Shares)          (Class S Shares)
                                                                     $599,950               $599,950
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          2,976                  2,976
                                                                (Retail A Shares)       (Class A Shares)
(In Thousands)                                                         164                    164
                                                                (Retail B Shares)       (Class B Shares)
                                                                        9                      9
                                                                    (Y Shares)          (Class S Shares)
                                                                      20,992                 20,992
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $28.56                 $28.56
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $28.55                 $28.55
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $28.57                 $28.57
                                                                    (Y Shares)          (Class S Shares)
                                                                      $28.58                 $28.58
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Bond IMMDEX(TM) Fund will be the accounting survivor for financial statement purposes.

     4. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar U.S. Government Securities Fund and the FAIF U.S. Government Securities Fund.

                                                                   FIRSTAR U.S.
                                                                    GOVERNMENT             PRO FORMA
                                                                 SECURITIES FUND+        COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................          $5,898                 $5,898
                                                                (Retail A Shares)       (Class A Shares)
(In Thousands)                                                        $1,697                 $1,697
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $5,521                 $5,521
                                                                    (Y Shares)          (Class S Shares)
                                                                     $207,924               $207,924
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................           548                    548
                                                                (Retail A Shares)       (Class A Shares)
(In Thousands)                                                         158                    158
                                                                (Retail B Shares)       (Class B Shares)
                                                                       515                    515
                                                                    (Y Shares)          (Class S Shares)
                                                                      19,324                 19,324
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $10.76                 $10.76
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $10.78                 $10.78
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $10.72                 $10.72
                                                                    (Y Shares)          (Class S Shares)
                                                                      $10.76                 $10.76
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar U.S. Government Securities Fund will be the accounting survivor for financial statement purposes.

     5. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Aggregate Bond Fund with the FAIF Fixed Income Fund.

                                                                                                    PRO FORMA
                                  FIRSTAR AGGREGATE BOND FUND    FAIF FIXED INCOME FUND+*         COMBINED FUND
                                  ---------------------------    ------------------------    -----------------------
TOTAL NET ASSETS................            $3,761                       $111,756                   $115,517
(In Thousands)                         (Retail A Shares)             (Class A Shares)           (Class A Shares)
                                             $654                        $12,500                     $13,154
                                       (Retail B Shares)             (Class B Shares)           (Class B Shares)
                                            $34,156                        $--                       $34,156
                                          (Y Shares)                 (Class S Shares)           (Class S Shares)
                                           $246,986                     $1,142,135                 $1,389,121
                                    (Institutional Shares)           (Class Y Shares)           (Class Y Shares)
                                  ----------------------------------------------------------------------------------
SHARES OUTSTANDING..............              364                         10,065                     10,404
(In Thousands)                         (Retail A Shares)             (Class A Shares)           (Class A Shares)
                                              63                          1,132                       1,191
                                       (Retail B Shares)             (Class B Shares)           (Class B Shares)
                                             3,306                          --                        3,077
                                          (Y Shares)                 (Class S Shares)           (Class S Shares)
                                            23,905                       102,887                     125,138
                                    (Institutional Shares)           (Class Y Shares)           (Class Y Shares)
                                  ----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE.......            $10.32                        $11.10                     $11.10
                                       (Retail A Shares)             (Class A Shares)           (Class A Shares)
                                            $10.34                        $11.04                     $11.04
                                       (Retail B Shares)             (Class B Shares)           (Class B Shares)
                                            $10.33                         $--                       $11.10
                                          (Y Shares)                 (Class S Shares)           (Class S Shares)
                                            $10.33                        $11.10                     $11.10
                                    (Institutional Shares)           (Class Y Shares)           (Class Y Shares)
                                  ----------------------------------------------------------------------------------

---------------
+ The FAIF Fixed Income Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Fixed Income Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     6. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Strategic Income Fund with the FAIF Corporate Bond Fund.

                                               FIRSTAR STRATEGIC          FAIF CORPORATE              PRO FORMA
                                                  INCOME FUND               BOND FUND+*             COMBINED FUND
                                            ------------------------    -------------------    -----------------------
TOTAL NET ASSETS..........................            $166                    $1,702                   $1,868
(In Thousands)                                 (Retail A Shares)         (Class A Shares)         (Class A Shares)
                                                    $25,825                    $817                    $26,642
                                               (Retail B Shares)         (Class B Shares)         (Class B Shares)
                                                      $76                       $--                      $76
                                                   (Y Shares)            (Class S Shares)         (Class S Shares)
                                                    $103,096                  $76,076                 $179,172
                                             (Institutional Shares)      (Class Y Shares)         (Class Y Shares)
                                            --------------------------------------------------------------------------
SHARES OUTSTANDING........................             18                       164                      180
(In Thousands)                                 (Retail A Shares)         (Class A Shares)         (Class A Shares)
                                                     2,879                      79                      2,572
                                               (Retail B Shares)         (Class B Shares)         (Class B Shares)
                                                       9                        --                        7
                                                   (Y Shares)            (Class S Shares)         (Class S Shares)
                                                     11,491                    7,326                   17,258
                                             (Institutional Shares)      (Class Y Shares)         (Class Y Shares)
                                            --------------------------------------------------------------------------
NET ASSET VALUE PER SHARE.................           $8.97                    $10.39                   $10.39
                                               (Retail A Shares)         (Class A Shares)         (Class A Shares)
                                                     $8.97                    $10.36                   $10.36
                                               (Retail B Shares)         (Class B Shares)         (Class B Shares)
                                                     $8.97                      $--                    $10.39
                                                   (Y Shares)            (Class S Shares)         (Class S Shares)
                                                     $8.97                    $10.38                   $10.38
                                             (Institutional Shares)      (Class Y Shares)         (Class Y Shares)
                                            --------------------------------------------------------------------------

---------------
+ The FAIF Corporate Bond Fund will be the survivor for financial statement purposes.

* The Class S Shares of the FAIF Corporate Bond Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     7. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Tax-Exempt Intermediate Bond Fund with the FAIF Intermediate Tax Free Fund.

                                                FIRSTAR TAX-EXEMPT      FAIF INTERMEDIATE           PRO FORMA
                                              INTERMEDIATE BOND FUND     TAX FREE FUND+           COMBINED FUND
                                              ----------------------    -----------------    -----------------------
TOTAL NET ASSETS............................         $11,915                 $9,283                  $21,444
(In Thousands)                                  (Retail A Shares)       (Class A Shares)        (Class A Shares)
                                                      $246++                   $--                     $--
                                                (Retail B Shares)       (Class B Shares)        (Class B Shares)
                                                     $131,540               $340,485                $472,025
                                              (Institutional Shares)    (Class Y Shares)        (Class Y Shares)
                                              ----------------------------------------------------------------------
SHARES OUTSTANDING..........................          1,145                    859                    1,984
(In Thousands)                                  (Retail A Shares)       (Class A Shares)        (Class A Shares)
                                                       24++                    --                      --
                                                (Retail B Shares)       (Class B Shares)        (Class B Shares)
                                                      12,637                 31,536                  43,716
                                              (Institutional Shares)    (Class Y Shares)        (Class Y Shares)
                                              ----------------------------------------------------------------------
NET ASSET VALUE PER SHARE...................          $10.41                 $10.81                  $10.81
                                                (Retail A Shares)       (Class A Shares)        (Class A Shares)
                                                     $10.41++                  $--                     $--
                                                (Retail B Shares)       (Class B Shares)        (Class B Shares)
                                                      $10.41                 $10.80                  $10.80
                                              (Institutional Shares)    (Class Y Shares)        (Class Y Shares)
                                              ----------------------------------------------------------------------

---------------
+ The FAIF Intermediate Tax Free Fund will be the accounting survivor for financial statement purposes.

++ Retail B Shares were converted to Retail A Shares on May 31, 2001.

     8. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Missouri Tax-Exempt Bond Fund with the FAIF Missouri Tax Free Fund.

                                                                FIRSTAR MISSOURI              PRO FORMA
                                                              TAX-EXEMPT BOND FUND+         COMBINED FUND
                                                              ---------------------    -----------------------
TOTAL NET ASSETS............................................         $22,670                   $22,670
(In Thousands)                                                  (Retail A Shares)         (Class A Shares)
                                                                      $--++                      $--
                                                                (Retail B Shares)         (Class B Shares)
                                                                    $134,471                  $134,471
                                                                 (Institutional           (Class Y Shares)
                                                                     Shares)
                                                              ------------------------------------------------
SHARES OUTSTANDING..........................................          1,900                     1,900
(In Thousands)                                                  (Retail A Shares)         (Class A Shares)
                                                                      --++                       --
                                                                (Retail B Shares)         (Class B Shares)
                                                                     11,272                    11,272
                                                                 (Institutional           (Class Y Shares)
                                                                     Shares)
                                                              ------------------------------------------------
NET ASSET VALUE PER SHARE...................................         $11.93                    $11.93
                                                                (Retail A Shares)         (Class A Shares)
                                                                    $11.93++                     $--
                                                                (Retail B Shares)         (Class B Shares)
                                                                     $11.93                    $11.93
                                                                 (Institutional           (Class Y Shares)
                                                                     Shares)
                                                              ------------------------------------------------

---------------
+ The Firstar Missouri Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.

++ Retail B Shares were converted to Retail A Shares on May 31, 2001.

     9. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar National Municipal Bond Fund with the FAIF Tax Free Fund.

                                           FIRSTAR NATIONAL MUNICIPAL                                 PRO FORMA
                                                   BOND FUND+            FAIF TAX FREE FUND         COMBINED FUND
                                           --------------------------    ------------------    -----------------------
TOTAL NET ASSETS.........................            $2,654                   $37,071                  $40,302
(In Thousands)                                 (Retail A Shares)          (Class A Shares)        (Class A Shares)
                                                     $577++                     $--                      $--
                                               (Retail B Shares)          (Class B Shares)        (Class B Shares)
                                                    $412,671                  $80,359                 $493,030
                                             (Institutional Shares)       (Class Y Shares)        (Class Y Shares)
                                           ---------------------------------------------------------------------------
SHARES OUTSTANDING.......................             263                      3,419                    3,998
(In Thousands)                                 (Retail A Shares)          (Class A Shares)        (Class A Shares)
                                                      57++                       --                      --
                                               (Retail B Shares)          (Class B Shares)        (Class B Shares)
                                                     41,036                    7,406                   49,024
                                             (Institutional Shares)       (Class Y Shares)         Class Y Shares)
                                           ---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE................            $10.08                    $10.84                  $10.08
                                               (Retail A Shares)          (Class A Shares)        (Class A Shares)
                                                    $10.06++                    $--                      $--
                                               (Retail B Shares)          (Class B Shares)        (Class B Shares)
                                                     $10.06                    $10.85                  $10.06
                                             (Institutional Shares)       (Class Y Shares)        (Class Y Shares)
                                           ---------------------------------------------------------------------------

---------------
+ The Firstar National Municipal Bond Fund will be the accounting survivor for financial statement purposes.

++ Retail B Shares were converted to Retail A Shares on May 31, 2001.

     10. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Balanced Income Fund and the Firstar Balanced Growth Fund with the FAIF Balanced Fund. The table provides pro forma capitalization information for three different scenarios: (a) the combination of the Firstar Balanced Income Fund with the FAIF Balanced Fund (Pro forma Combined Fund = Fund A + Fund C), (b) the combination of the Firstar Balanced Growth Fund with the FAIF Balanced Fund (Pro forma Combined Fund = Fund B + Fund C) and (c) the Firstar Balanced Income Fund and the Firstar Balanced Growth Fund with the FAIF Balanced Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                                                                                                PRO FORMA         PRO FORMA
                              FIRSTAR BALANCED        FIRSTAR BALANCED      FAIF BALANCED     COMBINED FUND     COMBINED FUND
                                INCOME FUND             GROWTH FUND+             FUND            (FUND A           (FUND B
                                  (FUND A)                (FUND B)            (FUND C)*         + FUND C)         + FUND C)
                           ----------------------  ----------------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS.........         $45,609                 $54,789              $44,529           $90,138           $99,318
                             (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
(In Thousands)                     $6,970                  $4,865              $40,126           $47,096           $44,991
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                    $279                  $38,358                $--               $279            $38,358
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                  $111,464                $160,795             $179,770          $291,234          $340,565
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.......          4,305                   2,177                4,307             8,718             3,946
                             (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
(In Thousands)                      659                     193                 3,905             4,584             1,784
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                     26                    1,525                  --                27              1,525
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                   10,548                  6,378                17,341            28,090            13,509
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER                $10.54                  $25.17               $10.34            $10.34            $25.17
SHARE....................    (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
                                   $10.56                  $25.22               $10.27            $10.27            $25.22
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                   $10.54                  $25.16                $--              $10.34            $25.16
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                   $10.57                  $25.21               $10.37            $10.37            $25.21
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------

                              PRO FORMA
                            COMBINED FUND
                               (FUND A
                               + FUND B
                              + FUND C)
                           ----------------
TOTAL NET ASSETS.........      $144,927
                           (Class A Shares)
(In Thousands)                 $51,961
                           (Class B Shares)
                               $38,637
                           (Class S Shares)
                               $452,013
                           (Class Y Shares)
                           ----------------
SHARES OUTSTANDING.......       5,758
                           (Class A Shares)
(In Thousands)                  2,060
                           (Class B Shares)
                                1,536
                           (Class S Shares)
                                17,930
                           (Class Y Shares)
                           ----------------
NET ASSET VALUE PER             $25.17
SHARE....................  (Class A Shares)
                                $25.22
                           (Class B Shares)
                                $25.16
                           (Class S Shares)
                                $25.21
                           (Class Y Shares)
                           ----------------

---------------
+ The Firstar Balanced Growth Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Balanced Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     11. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Growth & Income Fund with the FAIF Growth & Income Fund.

                                                                 FIRSTAR GROWTH &          PRO FORMA
                                                                   INCOME FUND+          COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $180,698               $180,698
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                     $11,507                $11,507
                                                                (Retail B Shares)       (Class B Shares)
                                                                     $52,613                $52,613
                                                                    (Y Shares)          (Class S Shares)
                                                                     $566,480               $566,480
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          5,090                  5,090
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       327                    327
                                                                (Retail B Shares)       (Class B Shares)
                                                                      1,483                  1,483
                                                                    (Y Shares)          (Class S Shares)
                                                                      15,935                 15,935
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $35.50                 $35.50
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $35.22                 $35.22
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $35.48                 $35.48
                                                                    (Y Shares)          (Class S Shares)
                                                                      $35.55                 $35.55
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Growth & Income Fund will be the accounting survivor for financial statement purposes.

     12. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Equity Income Fund with the FAIF Equity Income Fund.

                                                              FIRSTAR EQUITY          FAIF EQUITY          PRO FORMA
                                                               INCOME FUND           INCOME FUND+*       COMBINED FUND
                                                          ----------------------    ----------------    ----------------
TOTAL NET ASSETS........................................           $838                 $20,793             $21,631
(In Thousands)                                              (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                   $741                 $10,846             $11,587
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                   $87                    $--                 $87
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                 $45,904                $247,246            $293,143
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
SHARES OUTSTANDING......................................           132                   1,422               1,479
(In Thousands)                                              (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                   117                    745                 796
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                    14                     --                  6
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  7,249                  16,820              19,943
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
NET ASSET VALUE PER SHARE...............................          $6.33                  $14.62              $14.62
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                  $6.31                  $14.56              $14.56
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                  $6.35                   $--                $14.62
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  $6.33                  $14.70              $14.70
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------

---------------
+ The FAIF Equity Income Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Equity Income Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     13. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Relative Value Fund with the FAIF Relative Value Fund.

                                                                 FIRSTAR RELATIVE          PRO FORMA
                                                                   VALUE FUND+           COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $36,432                $36,432
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                     $13,449                $13,449
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $3,051                 $3,051
                                                                    (Y Shares)          (Class S Shares)
                                                                     $412,245               $412,245
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          1,409                  1,409
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       522                    522
                                                                (Retail B Shares)       (Class B Shares)
                                                                       118                    118
                                                                    (Y Shares)          (Class S Shares)
                                                                      15,923                 15,923
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $25.86                 $25.86
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $25.78                 $25.78
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $25.85                 $25.85
                                                                    (Y Shares)          (Class S Shares)
                                                                      $25.89                 $25.89
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Relative Value Fund will be the accounting survivor for financial statement purposes.

     14. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Equity Index Fund with the FAIF Equity Index Fund.

                                                              FIRSTAR EQUITY          FAIF EQUITY          PRO FORMA
                                                                INDEX FUND            INDEX FUND+*       COMBINED FUND
                                                          ----------------------    ----------------    ----------------
TOTAL NET ASSETS........................................         $110,523               $106,739            $217,262
(In Thousands)                                              (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                 $10,662                $96,022             $106,684
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                 $32,405                  $--               $32,405
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                 $564,595              $1,143,678          $1,708,273
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
SHARES OUTSTANDING......................................          1,452                  4,910               9,994
(In Thousands)                                              (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                   140                   4,464               4,960
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                   426                     --                1,491
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  7,410                  52,636              78,618
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------
NET ASSET VALUE PER SHARE...............................          $76.11                 $21.74              $21.74
                                                            (Retail A Shares)       (Class A Shares)    (Class A Shares)
                                                                  $75.96                 $21.51              $21.51
                                                            (Retail B Shares)       (Class B Shares)    (Class B Shares)
                                                                  $76.07                  $--                $21.74
                                                                (Y Shares)          (Class S Shares)    (Class S Shares)
                                                                  $76.20                 $21.73              $21.73
                                                          (Institutional Shares)    (Class Y Shares)    (Class Y Shares)
                                                          --------------------------------------------------------------

---------------
+ The FAIF Equity Index Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Equity Index Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     15. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Large Cap Core Equity Fund with the FAIF Large Cap Core Fund.

                                                                FIRSTAR LARGE CAP          PRO FORMA
                                                                CORE EQUITY FUND+        COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $43,017                $43,017
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $3,154                 $3,154
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $3,604                 $3,604
                                                                    (Y Shares)          (Class S Shares)
                                                                     $341,404               $341,404
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          1,475                  1,475
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       110                    110
                                                                (Retail B Shares)       (Class B Shares)
                                                                       124                    124
                                                                    (Y Shares)          (Class S Shares)
                                                                      11,495                 11,495
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $29.16                 $29.16
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $28.66                 $28.66
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $29.16                 $29.16
                                                                    (Y Shares)          (Class S Shares)
                                                                      $29.70                 $29.70
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Large Cap Core Equity Fund will be the accounting survivor for financial statement purposes.

     16. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Large Cap Growth Fund with the FAIF Capital Growth Fund.

                                                                FIRSTAR LARGE CAP          PRO FORMA
                                                                   GROWTH FUND+          COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................          $1,392                 $1,392
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                     $67,042                $67,042
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $627                   $627
                                                                    (Y Shares)          (Class S Shares)
                                                                     $172,915               $172,915
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................            80                     80
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      3,864                  3,864
                                                                (Retail B Shares)       (Class B Shares)
                                                                        36                     36
                                                                    (Y Shares)          (Class S Shares)
                                                                      9,892                  9,892
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $17.40                 $17.40
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $17.35                 $17.35
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $17.40                 $17.40
                                                                    (Y Shares)          (Class S Shares)
                                                                      $17.48                 $17.48
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Large Cap Growth Fund will be the accounting survivor for financial statement purposes.

     17. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar International Value Fund and the Firstar International Growth Fund with the FAIF International Fund. The table provides pro forma capitalization information for three different scenarios: (a) the combination of the Firstar International Value Fund with the FAIF International Fund (Pro forma Combined Fund = Fund A + Fund C), (b) the combination of the Firstar International Growth Fund with the FAIF International Fund (Pro forma Combined Fund = Fund B + Fund C) and (c) the Firstar International Value Fund and the Firstar International Growth Fund with the FAIF International Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                                                                                 FAIF           PRO FORMA         PRO FORMA
                           FIRSTAR INTERNATIONAL   FIRSTAR INTERNATIONAL    INTERNATIONAL     COMBINED FUND     COMBINED FUND
                                 VALUE FUND             GROWTH FUND+             FUND            (FUND A           (FUND B
                                  (FUND A)                (FUND B)            (FUND C)*         + FUND C)         + FUND C)
                           ----------------------  ----------------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS.........          $4,046                  $3,090              $78,463           $82,509           $81,553
                             (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
(In Thousands)                      $347                    $874               $12,594           $12,941           $13,468
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                    $16                   $13,011                $--               $16             $13,011
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                  $41,628                 $147,633             $620,084          $661,712          $767,717
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.......           273                     266                 7,148             7,516             7,042
                             (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
(In Thousands)                       24                      78                 1,213             1,246             1,212
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                     1                     1,126                  --                1               1,126
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                   2,786                   12,551               56,150            59,921            65,279
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER                $14.82                  $11.58               $10.98            $10.98            $11.58
SHARE....................    (Retail A Shares)       (Retail A Shares)     (Class A Shares)  (Class A Shares)  (Class A Shares)
                                   $14.54                  $11.11               $10.39            $10.39            $11.11
                             (Retail B Shares)       (Retail B Shares)     (Class B Shares)  (Class B Shares)  (Class B Shares)
                                   $14.81                  $11.55                $--              $10.98            $11.55
                                 (Y Shares)              (Y Shares)        (Class S Shares)  (Class S Shares)  (Class S Shares)
                                   $14.94                  $11.76               $11.04            $11.04            $11.76
                           (Institutional Shares)  (Institutional Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           ----------------------------------------------------------------------------------------------------

                              PRO FORMA
                            COMBINED FUND
                               (FUND A
                               + FUND B
                              + FUND C)
                           ----------------
TOTAL NET ASSETS.........      $85,599
                           (Class A Shares)
(In Thousands)                 $13,815
                           (Class B Shares)
                               $13,027
                           (Class S Shares)
                               $809,345
                           (Class Y Shares)
                           ----------------
SHARES OUTSTANDING.......       7,391
                           (Class A Shares)
(In Thousands)                  1,243
                           (Class B Shares)
                                1,128
                           (Class S Shares)
                                68,819
                           (Class Y Shares)
                           ----------------
NET ASSET VALUE PER             $11.58
SHARE....................  (Class A Shares)
                                $11.11
                           (Class B Shares)
                                $11.55
                           (Class S Shares)
                                $11.76
                           (Class Y Shares)
                           ----------------

---------------
+ The Firstar International Growth Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF International Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     18. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar MidCap Index Fund with the FAIF Mid Cap Index Fund.

                                                                  FIRSTAR MIDCAP           PRO FORMA
                                                                   INDEX FUND+           COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................          $3,014                 $3,014
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $1,214                 $1,214
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $896                   $896
                                                                    (Y Shares)          (Class S Shares)
                                                                     $177,288               $177,288
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................           301                    301
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       122                    122
                                                                (Retail B Shares)       (Class B Shares)
                                                                        90                     90
                                                                    (Y Shares)          (Class S Shares)
                                                                      17,729                 17,729
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $10.00                 $10.00
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $9.96                  $9.96
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $10.00                 $10.00
                                                                    (Y Shares)          (Class S Shares)
                                                                      $10.00                 $10.00
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar MidCap Index Fund will be the accounting survivor for financial statement purposes.

     19. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar MidCap Core Equity Fund with the FAIF Mid Cap Core Fund.

                                                               FIRSTAR MIDCAP CORE         PRO FORMA
                                                                   EQUITY FUND+          COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $95,986                $95,986
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $1,449                 $1,449
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $256                   $256
                                                                    (Y Shares)          (Class S Shares)
                                                                     $429,258               $429,258
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          3,002                  3,002
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                        46                     46
                                                                (Retail B Shares)       (Class B Shares)
                                                                        8                      8
                                                                    (Y Shares)          (Class S Shares)
                                                                      13,079                 13,079
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $31.97                 $31.97
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $31.28                 $31.28
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $31.97                 $31.97
                                                                    (Y Shares)          (Class S Shares)
                                                                      $32.82                 $32.82
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar MidCap Core Equity Fund will be the accounting survivor for financial statement purposes.

     20. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Small Cap Index Fund with the FAIF Small Cap Index Fund.

                                                                FIRSTAR SMALL CAP          PRO FORMA
                                                                   INDEX FUND+           COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................           $231                   $231
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       $37                    $37
                                                                (Retail B Shares)       (Class B Shares)
                                                                     $16,536                $16,536
                                                                    (Y Shares)          (Class S Shares)
                                                                     $53,682                $53,682
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................            22                     22
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                        4                      4
                                                                (Retail B Shares)       (Class B Shares)
                                                                      1,613                  1,613
                                                                    (Y Shares)          (Class S Shares)
                                                                      5,212                  5,212
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $10.28                 $10.28
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $10.27                 $10.27
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $10.25                 $10.25
                                                                    (Y Shares)          (Class S Shares)
                                                                      $10.30                 $10.30
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Small Cap Index Fund will be the accounting survivor for financial statement purposes.

     21. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Small Cap Core Equity Fund with the FAIF Small Cap Core Fund.

                                                                FIRSTAR SMALL CAP          PRO FORMA
                                                                CORE EQUITY FUND+        COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $18,491                $18,491
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $1,897                 $1,897
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $3,813                 $3,813
                                                                    (Y Shares)          (Class S Shares)
                                                                     $307,114               $307,114
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          1,443                  1,443
(in Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       157                    157
                                                                (Retail B Shares)       (Class B Shares)
                                                                       298                    298
                                                                    (Y Shares)          (Class S Shares)
                                                                      23,426                 23,426
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $12.81                 $12.81
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $12.12                 $12.12
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $12.78                 $12.78
                                                                    (Y Shares)          (Class S Shares)
                                                                      $13.11                 $13.11
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Small Cap Core Equity Fund will be the accounting survivor for financial statement purposes.

     22. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar Science & Technology Fund with the FAIF Science & Technology Fund.

                                                                FIRSTAR SCIENCE &          PRO FORMA
                                                                 TECHNOLOGY FUND+        COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................          $1,106                 $1,106
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $5,913                 $5,913
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $12                    $12
                                                                    (Y Shares)          (Class S Shares)
                                                                     $51,369                $51,369
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................           138                    138
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       743                    743
                                                                (Retail B Shares)       (Class B Shares)
                                                                        2                      2
                                                                    (Y Shares)          (Class S Shares)
                                                                      6,365                  6,365
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $8.01                  $8.01
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $7.96                  $7.96
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $8.01                  $8.01
                                                                    (Y Shares)          (Class S Shares)
                                                                      $8.07                  $8.07
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar Science & Technology Fund will be the accounting survivor for financial statement purposes.

     23. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar MicroCap Fund with the FAIF Micro Cap Fund.

                                                                     FIRSTAR               PRO FORMA
                                                                  MICROCAP FUND+         COMBINED FUND
                                                              ----------------------    ----------------
TOTAL NET ASSETS............................................         $35,924                $35,924
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                      $2,119                 $2,119
                                                                (Retail B Shares)       (Class B Shares)
                                                                       $13                    $13
                                                                    (Y Shares)          (Class S Shares)
                                                                     $270,699               $270,699
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
SHARES OUTSTANDING..........................................          1,912                  1,912
(In Thousands)                                                  (Retail A Shares)       (Class A Shares)
                                                                       115                    115
                                                                (Retail B Shares)       (Class B Shares)
                                                                        1                      1
                                                                    (Y Shares)          (Class S Shares)
                                                                      14,019                 14,019
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------
NET ASSET VALUE PER SHARE...................................          $18.79                 $18.79
                                                                (Retail A Shares)       (Class A Shares)
                                                                      $18.36                 $18.36
                                                                (Retail B Shares)       (Class B Shares)
                                                                      $18.79                 $18.79
                                                                    (Y Shares)          (Class S Shares)
                                                                      $19.31                 $19.31
                                                              (Institutional Shares)    (Class Y Shares)
                                                              ------------------------------------------

---------------
+ The Firstar MicroCap Fund will be the accounting survivor for financial statement purposes.

     24. The table below reflects the capitalization as of March 31, 2001 and pro forma capitalization for the combination of the Firstar REIT Fund with the FAIF Real Estate Securities Fund.

                                                                                    FAIF REAL ESTATE        PRO FORMA
                                                            FIRSTAR REIT FUND       SECURITIES FUND+*     COMBINED FUND
                                                          ----------------------    -----------------    ----------------
TOTAL NET ASSETS........................................           $--                   $2,077               $2,077
(In Thousands)                                              (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                   $--                   $1,861               $1,861
                                                            (Retail B Shares)        (Class B Shares     (Class B Shares)
                                                                    $6                     $--                  $6
                                                                (Y Shares)          (Class S Shares)     (Class S Shares)
                                                                 $34,734                 $57,579             $92,313
                                                          (Institutional Shares)    (Class Y Shares)     (Class Y Shares)
                                                          ---------------------------------------------------------------
SHARES OUTSTANDING......................................            --                     167                 167
(In Thousands)                                              (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                    --                     151                 151
                                                            (Retail B Shares)       (Class B Shares)     (Class B Shares)
                                                                    1                      --                   1
                                                                (Y Shares)          (Class S Shares)     (Class S Shares)
                                                                  3,876                   4,611               7,392
                                                          (Institutional Shares)    (Class Y Shares)     (Class Y Shares)
                                                          ---------------------------------------------------------------
NET ASSET VALUE PER SHARE...............................          $8.98                  $12.46               $12.46
                                                            (Retail A Shares)       (Class A Shares)     (Class A Shares)
                                                                  $8.98                  $12.36               $12.36
                                                            (Retail B Shares)       (Class B Shares)     (Class B Shares)
                                                                  $8.98                    $--                $8.98
                                                                (Y Shares)          (Class S Shares)     (Class S Shares)
                                                                  $8.96                  $12.49               $12.49
                                                          (Institutional Shares)    (Class Y Shares)     (Class Y Shares)
                                                          ---------------------------------------------------------------

---------------
+ The FAIF Real Estate Securities Fund will be the accounting survivor for financial statement purposes.

* The Class S Shares of the FAIF Real Estate Securities Fund have not been offered to investors as of the date of this Proxy Statement/Prospectus.

     FEDERAL INCOME TAX CONSIDERATIONS. Each FAIF Fund and each Firstar Fund intends to qualify as of the effective time of the Reorganization as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and further intends to distribute all of their income and capital gains. Accordingly, each Firstar Fund and each Corresponding FAIF Fund has been, and expects to continue to be, relieved of federal income tax liability.

     Consummation of the Reorganization with respect to each Firstar Fund and its Corresponding FAIF Fund is subject to the condition that Firstar and FAIF receive an opinion from Drinker Biddle & Reath LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of substantially all of the assets and liabilities of a Firstar Fund to its Corresponding FAIF Fund in exchange for the FAIF Fund Shares issued by such Corresponding FAIF Fund, and the distribution of those FAIF Fund Shares to shareholders of the Firstar Fund, will consist of twenty-six "reorganizations" within the meaning of Section 368(a) of the Code, and each Firstar Fund and its Corresponding FAIF Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by any Firstar Fund upon the transfer of its assets and liabilities to its Corresponding FAIF Fund solely in exchange for FAIF Fund Shares of the Corresponding FAIF Fund; (iii) no gain or loss will be recognized by each FAIF Fund upon the receipt of the assets and assumption of the liabilities of its corresponding Firstar Fund solely in exchange for the FAIF Fund Shares; (iv) the basis of each Firstar Fund's assets received by the Corresponding FAIF Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of such Firstar Fund immediately prior to the Reorganization; (v) the holding period of each Firstar Fund's assets in the hands of its Corresponding FAIF Fund will include the period for which such assets have been held by such Firstar Fund; (vi) no gain or loss will be recognized by any Firstar Fund on the distribution to its shareholders of the FAIF Fund Shares of its Corresponding FAIF Fund; (vii) no gain or loss will be recognized by the shareholders of any Firstar Fund upon their receipt of the FAIF Fund Shares in exchange for such shareholders' shares of the Firstar Fund; (viii) the basis of the FAIF Fund Shares received by the shareholders of each Firstar Fund will be the same as the basis of the Firstar Fund shares surrendered by such

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

shareholders pursuant to the Reorganization; (ix) the holding period for the FAIF Fund Shares received by each Firstar Fund shareholder will include the period during which such shareholder held the Firstar Fund shares surrendered in exchange therefor, provided that such Firstar Fund shares are held as a capital asset in the hands of such Firstar Fund shareholder on the date of the exchange; and (x) each FAIF Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Firstar Fund as of the effective time of the Reorganization with respect to the Firstar Fund, subject to the conditions and limitations specified in the Code. Shareholders of the Firstar Funds should note, however, that the sale of securities by the Firstar Funds prior to the effective time of the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distributions made prior to the Reorganization.

     FAIF and Firstar have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

                   COMPARISON OF FIRSTAR FUNDS AND FAIF FUNDS

     FUND-BY-FUND ANALYSIS OF THE FIRSTAR FUNDS. This Fund-by-Fund analysis provides additional information concerning the investment objective and certain significant similarities and differences among the investment limitations and policies of certain of the Reorganizing Firstar Funds and their corresponding Existing FAIF Funds. The Firstar Bond IMMDEX(TM), U.S. Government Securities, Missouri Tax-Exempt Bond, Growth & Income, Relative Value, Large Cap Core Equity, Large Cap Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and MicroCap Funds will be reorganized into Shell FAIF Funds that have substantially similar investment objectives, policies and restrictions as their corresponding Continuing Firstar Funds. However, because there are some differences in the investment objective, policies and restrictions of the Continuing Firstar Funds and the corresponding Shell FAIF Funds, those differences are also discussed below.

1. FIRSTAR SHORT-TERM BOND FUND/FAIF LIMITED TERM INCOME FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Short-Term Bond Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index (the "Lehman 1-3 Index"). This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Limited Term Income Fund: Seeks to provide investors with current income while maintaining a high degree of principal stability. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Short-Term Bond Fund attempts to make its duration and return comparable to, and to maintain interest rate sensitivity equivalent to, that of the Lehman 1-3 Index. To this end, the Fund invests at least 65% of total assets in debt securities, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, stripped U.S. Government securities, collateralized mortgage obligations, mortgage-backed and asset-backed obligations, corporate securities, medium-term notes, and Eurobonds. The Fund typically holds less than 200 securities. The Fund is not an index fund, however, and may invest more than 50% of its assets in securities not included in the Lehman 1-3 Index. Debt obligations purchased by the Fund will be rated at the time of purchase investment grade (i.e., those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service Inc. ("Moody's")) or if unrated, determined to be of comparable quality. The average quality for the Fund is expected to be at least the second highest rating category of S&P or Moody's.

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

The effective dollar-weighted average portfolio maturity of the Fund will be more than one year but less than three years during normal market conditions.

     The FAIF Limited Term Income Fund normally invests in debt securities, including mortgage-backed and asset-backed securities, corporate debt obligations, securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, and commercial paper. Debt obligations purchased by the Fund will be rated, at the time of purchase, investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or if unrated, determined to be of comparable quality. At least 65% of the Fund's debt securities must be either U.S. Government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the Fund's total assets. The effective dollar-weighted average portfolio maturity of the Fund and effective duration for the Fund's portfolio securities will be one to three years. Neither Fund is required to sell a certain security that ceases to be rated or may have its rating reduced below the minimum rating, but the Firstar Short-Term Bond Fund will immediately sell securities if over 5% of the Fund's net assets consist of obligations which have fallen below the minimum rating.

     Both Funds may invest in mortgage-backed securities that are agency pass-through certificates (such as those guaranteed by the Government National Mortgage Association ("Ginnie Mae") but only the FAIF Limited Term Income Fund may also invest in private mortgage pass-through securities and adjustable rate mortgage securities. The Firstar Short-Term Bond Fund may invest directly in the securities of foreign issuers or indirectly in sponsored American Depository Receipts ("ADRs") (receipts issued by an American bank or trust company evidencing ownership of underlying foreign securities by a foreign issuer), while the FAIF Limited Term Income Fund may invest up to 15% of its assets directly in foreign securities payable in U.S. dollars.

     The Firstar Short-Term Bond Fund may lend its portfolios securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Limited Term Income Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Limited Term Income Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Limited Term Income Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Limited Term Income Fund but not the Firstar Short-Term Bond Fund.

     OTHER INVESTMENT POLICIES: The FAIF Limited Term Income Fund, but not the Firstar Short-Term Bond Fund, may invest up to 25% of its total assets in mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counter party to repurchase similar but not identical securities on a specified future date. The Firstar Short-Term Bond Fund may purchase or sell put and call options on particular securities or indices in an amount not to exceed 5% of its assets but the FAIF Limited Term Income Fund may purchase put and call options only on interest rate indices. The Firstar Short-Term Bond Fund, but not the FAIF Limited Term Income Fund, may write call options on securities and on various stock or bond indices in an amount not to exceed 5% of the value of its assets. Both the Firstar Short-Term Bond Fund and FAIF Limited Term Income Fund may engage in futures transaction on options and futures transactions. The Firstar Short-Term Bond Fund and FAIF Limited Term Income Fund limit the value of securities that are subject to futures and related options to no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

     The Firstar Short-Term Bond Fund and FAIF Limited Term Income Fund may borrow money for temporary purposes in an amount up to 10% of total assets but only the Firstar Short-Term Bond Fund may enter into reverse repurchase agreements. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to permit borrowing to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide

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

that the FAIF Limited Term Income Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Short-Term Bond Fund, as a fundamental restriction, and the FAIF Limited Term Income Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

2. FIRSTAR INTERMEDIATE BOND FUND/FAIF INTERMEDIATE TERM INCOME FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Intermediate Bond Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/ Credit Bond Index (the "Lehman Intermediate Index"). This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Intermediate Term Income Fund: Seeks to provide investors with current income to the extent consistent with preservation of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Intermediate Bond Fund attempts to make its duration and return comparable to, and to maintain an overall interest rate sensitivity equivalent to, that of the Lehman Intermediate Index. To this end, the Fund invests at least 65% of its total assets in debt securities, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, stripped U.S. Government securities, collateralized mortgage obligations, mortgage-backed and asset-backed obligations, corporate securities, medium-term notes, and Eurobonds. The Fund typically holds less than 200 securities. The Fund is not an index fund, however, and may invest more than 50% of its assets in securities not included in the Lehman Intermediate Index. Debt obligations purchased by the Fund will be rated at the time of purchase investment grade (i.e., BBB or higher by S&P or Baa or higher by Moody's) or, if unrated, determined to be of comparable quality. The average quality for the Fund is expected to be at least the second highest rating category of S&P or Moody's. Neither Fund is required to sell a certain security that ceases to be rated or may have its rating reduced below the minimum rating, but the Firstar Intermediate Bond Fund will immediately sell securities if over 5% of the Fund's net assets consist of obligations which have fallen below the minimum rating. The effective dollar-weighted average portfolio maturity of the Firstar Intermediate Bond Market Fund will be more than three years but less than ten years during normal market conditions.

     The FAIF Intermediate Term Income Fund normally invests in debt securities, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, mortgage-backed and asset-backed securities and corporate debt obligations. Debt obligations purchased by the Fund will be rated, at the time of purchase, investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or if unrated, determined to be of comparable quality. At least 65% of the Fund's debt securities must be either U.S. Government Securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the Fund's total assets. The Fund attempts to maintain an average weighted maturity of two to seven years and an average effective duration of two to six years.

     The Firstar Intermediate Bond Fund may invest directly in the securities of foreign issuers or indirectly in sponsored ADRs, while the FAIF Intermediate Term Income Fund may invest up to 15% of its assets directly in foreign securities payable in U.S. dollars. The Firstar Intermediate Bond Fund may lend its portfolios securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Intermediate Term Income Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Intermediate Term Income Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Intermediate Term Income Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Intermediate Term Income Fund but not the Firstar Intermediate Bond Fund. The FAIF Intermediate Term Income Fund, but not the Firstar Intermediate Bond Fund, may invest up to 25% of its total assets in mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counter party to repurchase similar but not identical securities on a specified future date. Both Funds may invest in mortgage-backed securities that are agency pass-through certificates (such as those guaranteed by the Ginnie Mae) but only the FAIF Intermediate Term Income Fund may also invest in private mortgage pass-through securities and adjustable rate mortgage securities.

     OTHER INVESTMENT POLICIES: The Firstar Intermediate Bond Fund may purchase or sell put and call options on particular securities or indices in an amount not to exceed 5% of its assets but the FAIF Intermediate Term Income Fund may purchase put and call options only on interest rate indices. The Firstar Intermediate Bond Fund, but not the FAIF Intermediate Term Income Fund, may write call options on securities and on various stock or bond indices in an amount not to exceed 5% of the value of its assets. Both the Firstar Intermediate Bond Fund and the FAIF Intermediate Term Income may engage in futures transactions and options on futures transactions. The Firstar Intermediate Bond Fund and the FAIF Intermediate Term Income Fund limit the value of securities that are subject to futures and related options to no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

     The Firstar Intermediate Bond Fund and FAIF Intermediate Term Income Fund may borrow money for temporary purposes in an amount up to 10% of total assets but only the Firstar Intermediate Bond Fund may enter into reverse repurchase agreements. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to permit borrowing to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Intermediate Term Income Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Intermediate Bond Fund, as a fundamental restriction, and the FAIF Intermediate Term Income Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

3. FIRSTAR BOND IMMDEX(TM) FUND/FAIF BOND IMMDEX(TM) FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Bond IMMDEX(TM) Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers U.S. Government/Credit Bond Index (the "Lehman Index"). This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Bond IMMDEX(TM) Fund: Seeks to provide investors with current income consistent with limited risk to capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: Both the FAIF Bond IMMDEX(TM) Fund and the Firstar Bond IMMDEX(TM) Fund seek to achieve a return, duration and overall interest rate sensitivity comparable to the Lehman Index. The Firstar Bond IMMDEX(TM) Fund and the FAIF Bond IMMDEX(TM) Fund invest in the following types of debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt obligations and asset-backed and mortgage-backed securities. The Firstar Bond IMMDEX(TM) Fund typically holds less than 200 securities. The Firstar Bond IMMDEX(TM) Fund is not an index fund, however and may invest more than 50% of its assets in securities not included in the Lehman Index. Similarly the FAIF Bond IMMDEX(TM) Fund is not an index fund and may invest a substantial portion of its assets in securities not held by the Lehman Index. The Firstar Bond IMMDEX(TM) Fund includes as a primary investment medium-term notes, collateralized mortgage obligations and eurobonds. The FAIF Bond IMMDEX(TM) Fund includes as a primary investment debt obligations issued by foreign governments or other foreign issuers. The Firstar Bond IMMDEX(TM) Fund invests up to 65% of its assets in debt securities while the FAIF Bond IMMDEX(TM) Fund will invest at least 80% of its assets in debt securities.

     The FAIF Bond IMMDEX(TM) Fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. The Firstar Bond IMMDEX(TM) Fund may invest in the securities of foreign issuers directly or indirectly through sponsored ADRs. Debt securities in both Funds will be rated investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) at the time of purchase or, if unrated, determined to be of comparable quality. Neither Fund is required to sell a certain security that ceases to be rated or may have its rating reduced below the minimum rating, but the Firstar Bond IMMDEX(TM) Fund will immediately sell securities if over 5% of the Fund's net assets consist of obligations which have fallen below the minimum rating. The FAIF Bond IMMDEX(TM) Fund will not hold unrated securities that exceed 25% of the Fund's total assets. During normal market conditions, the Firstar Bond IMMDEX(TM) Fund attempts to maintain a weighted average effective maturity for its portfolio securities of more than five years. The FAIF Bond IMMDEX(TM) Fund will attempt to maintain a weighted average effective maturity comparable to that of the Lehman Index (9.45 years as of June 30, 2001).

     The Firstar Bond IMMDEX(TM) Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets while the FAIF Bond IMMDEX(TM) Fund may lend portfolios to the extent permitted under the 1940 Act. The FAIF Bond IMMDEX(TM) Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Bond IMMDEX(TM) Fund but not the Firstar Bond IMMDEX(TM) Fund.

     The FAIF Bond IMMDEX(TM) Fund, but not the Firstar Bond IMMDEX(TM) Fund, may invest up to 25% of its total assets in mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counter party to repurchase similar but not identical securities on a specified future date. Both Funds may invest in mortgage-backed securities that are agency pass-through certificates (such as those guaranteed by the Government National Mortgage Association) but only the FAIF Bond IMMDEX(TM) Fund may also invest in private mortgage pass-through securities and adjustable rate mortgage securities.

     OTHER INVESTMENT POLICIES: The Firstar Bond IMMDEX(TM) Fund may purchase or sell put and call options on particular securities or indices in an amount not to exceed 5% of its assets but the FAIF Bond IMMDEX(TM) Fund may purchase put and call options only on interest rate indices. The Firstar Intermediate Bond Fund, but not the FAIF Intermediate Term Income Fund, may write call options on securities and on various stock or bond indices in an amount not to exceed 5% of the value of its assets. Both the Firstar Bond IMMDEX(TM) Fund and the FAIF Bond IMMDEX(TM) Fund may engage in futures transactions and options on futures transactions. The Firstar Bond IMMDEX(TM) Fund and the FAIF Bond IMMDEX(TM) Fund limit the value of securities that are subject to futures and related options to no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

     The Firstar Bond IMMDEX(TM) Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in an amount not to exceed 10% of its total assets. The FAIF Bond IMMDEX(TM) Fund may borrow from banks in an amount not to exceed 10% of its total assets, however the FAIF Board of Directors have called an August 31, 2001 shareholder meeting to submit for shareholder approval a proposal to change the FAIF borrowing limitation to permit borrowing to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Bond IMMDEX(TM) Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Bond IMMDEX(TM) Fund, as a fundamental restriction, and the FAIF Bond IMMDEX(TM) Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

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

4. FIRSTAR U.S. GOVERNMENT SECURITIES FUND/FAIF U.S. GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVES:

     (a) Firstar U.S. Government Securities Fund: To seek a high rate of current income that is consistent with relative stability of principal. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without approval of shareholders.

     (b) FAIF U.S. Government Securities Fund: To seek to provide investors with high current income to the extent consistent with the preservation of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without approval of shareholders upon at least 30 days' advance notice.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar U.S. Government Securities Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored entities such as Ginnie Maes, Federal National Mortgage Association ("Fannie Maes") and Federal Home Loan Mortgage Corporation ("Freddie Macs"). The Fund's securities maturity will vary from one to 30 years, but under normal market conditions, the average weighted maturity will not exceed 10 years.

     Under normal market conditions, the FAIF U.S. Government Securities Fund will invest primarily (at least 80% of its total assets) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. Government-sponsored entities such as Ginnie Maes, Fannies Maes and Freddie Macs. The Fund will attempt to maintain an average weighted maturity of 10 years or less.

     The Firstar U.S. Government Securities Fund may lend portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the FAIF U.S. Government Securities Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF U.S. Government Securities Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending, however, will be a principal investment strategy of the FAIF U.S. Government Securities Fund but it is not for the Firstar U.S. Government Securities Fund.

     OTHER INVESTMENT POLICIES: The Firstar U.S. Government Securities Fund may purchase put and call options or particular securities on indices in an amount not to exceed 10% of its net assets and the Fund may write covered call options in an amount not to exceed 25% of its net assets. The FAIF U.S. Government Securities Fund may purchase put and call options on interest rate indices in an amount not to exceed 5% of its total assets. Both the Firstar U.S. Government Securities Fund and the FAIF U.S. Government Securities Fund may engage in futures transactions and options on futures transactions. The Firstar U.S. Government Securities Fund and FAIF U.S. Government Securities Fund limit the value of securities that are subject to futures and related options to no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

     The Firstar U.S. Government Securities Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in an amount not to exceed 10% of its total assets. The FAIF U.S. Government Securities Fund may borrow from banks in an amount not to exceed 10% of its total assets. The FAIF Board of Directors have called a August 31, 2001 shareholder meeting to submit for shareholder approval a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF U.S. Government Securities Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar U.S. Government Securities Fund, as a fundamental restriction, and the FAIF U.S. Government Securities Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

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

5. FIRSTAR AGGREGATE BOND FUND/FAIF FIXED INCOME FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Aggregate Bond Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers U.S. Aggregate Bond Index. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Fixed Income Fund: Seeks to provide investors with high current income consistent with limited risk to capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Aggregate Bond Fund invests substantially all of its assets in a broad range of debt obligations, including corporate obligations, such as bonds, notes and debentures, and U.S. Government obligations such as Treasury obligations and obligations of certain U.S. Government agencies. The Fund also invests in mortgage-backed securities. Although the Fund invests primarily in the debt obligations of U.S. issuers, it may from time to time invest up to 10% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments. Under normal conditions, the Fund invests at least 65% of its total assets in debt obligations rated at the time of purchase in one of the top three rating categories (i.e., those rated A or higher by Moody's or S&P) or if unrated, debt obligations determined to be of comparable quality. The Fund's average weighted maturity varies from one to 30 years depending on market and economic conditions.

     The FAIF Fixed Income Fund normally invests in debt securities such as U.S. Government securities, mortgage-and asset-backed securities and corporate debt obligations. The Fund invests at least 65% of its total assets in debt obligations rated at the time of purchase in one of the top three rating categories (i.e., those rated A or higher by Moody's or S&P) or if unrated, determined to be of comparable quality. Unrated securities will not exceed 25% of the Fund's total assets. The Fund invests at least 65% of its total assets in fixed rate obligations. The Fund may invest up to 15% of its total assets in dollar-denominated securities of foreign issuers. The Fund's average weighted maturity is 15 years or less and an average effective duration of between three and eight years.

     Each Fund may lend its portfolio securities in an amount not to exceed
33 1/3% of the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Fixed Income Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Fixed Income Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Fixed Income Fund but not the Firstar Aggregate Bond Fund.

     The FAIF Fixed Income Fund, but not the Firstar Aggregate Bond Fund, may invest up to 25% of its total assets in mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counter party to repurchase similar but not identical securities on a specified future date.

     OTHER INVESTMENT POLICIES: The Firstar Aggregate Bond Fund unlike the FAIF Fixed Income Funds may invest in stripped U.S. Government obligations, including "separate trading of registered interest and principal of securities," "coupon under book-entry safekeeping", "treasury income growth receipts" and "certificates of accrual on treasury securities".

     The Firstar Aggregate Bond Fund may purchase or sell put and call options up to 10% of its total assets while the FAIF Fixed Income Fund may purchase put and call options on interest rate indices up to 5% of its total assets. The Firstar Aggregate Bond Fund, but not the FAIF Fixed Income Fund, can write call options up to 25% of the value of its assets. The Firstar Aggregate Bond Fund and the FAIF Fixed Income Fund may invest in futures and options on futures and limit their investment so that the value of securities that are

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subject to futures and related options is no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

     Both Funds limit their borrowing to an amount not to exceed 10% of their respective total assets but only the Firstar Aggregate Bond Fund may enter into reverse repurchase agreements. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Fixed Income Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Intermediate Bond Fund, as a fundamental restriction, and the FAIF Intermediate Term Income Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

6. FIRSTAR STRATEGIC INCOME FUND/FAIF CORPORATE BOND FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Strategic Income Fund: Seeks to generate high current income. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Corporate Bond Fund: Seeks to provide investors with a high level of current income consistent with prudent risk to capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Strategic Income Fund normally invests at least 65% of its assets in securities that produce income. The Fund invests approximately 40% of its assets in short- to long-term, investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) U.S. Government and corporate fixed-income securities. The Fund may invest up to 25% of its assets in both U.S. and foreign money market securities. The Fund invests between 0% to 20% of its assets in international securities, real estate investment trusts, domestic equity securities and mortgage and asset-backed securities.

     The FAIF Corporate Bond Fund normally invests at least 65% of its total assets in corporate debt obligations. The Fund also invests in U.S. dollar-denominated debt objections of foreign issuers, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and mortgage- and asset-backed securities. The Fund's average weighted maturity will be 15 years or less and its average effective duration will be four to nine years.

     The FAIF Corporate Bond Fund may invest up to 35% of its assets in securities rated lower than investment grade (i.e., those rated below BBB by S&P or Baa by Moody's) at the time of purchase or unrated and of comparable quality. The FAIF Corporate Bond Fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the Fund's total assets. The Firstar Strategic Income Fund will only invest in bonds that are rated at the time of purchase investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or if unrated, determined to be of comparable quality.

     The Firstar Strategic Income Fund may invest in international securities including equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars while the FAIF Corporate Bond Fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. The Firstar Strategic Income Fund, but not the FAIF Corporate Bond Fund, may also invest in other investment companies that invest primarily in international securities.

     Both Funds may purchase mortgage-backed and asset-backed securities but the Firstar Strategic Income Fund may only purchase collateralized mortgage obligations rated AAA and the FAIF Corporate Bond Fund may invest in private pass through securities.

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

     OTHER INVESTMENT POLICIES: The Firstar Strategic Income Fund may purchase or sell put and call options up to 5% of its total assets and write covered call options up to 20% of its total assets while the FAIF Corporate Bond Fund may only purchase put and call options on interest rate indices up to 5% of its total assets. Both the Firstar Strategic Income Fund and the FAIF Corporate Bond Fund may engage in futures transactions and options on futures transactions. The Firstar Strategic Income Fund and FAIF Corporate Bond Fund limit the value of securities that are subject to futures and related options to no more than 5% and 33.3%, respectively, of the market value of a Fund's total assets.

7. FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND/FAIF INTERMEDIATE TAX FREE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Tax-Exempt Intermediate Bond Fund: Seeks to provide current income that is substantially exempt from federal income tax and emphasize total return with relatively low volatility of principal. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Intermediate Tax Free Fund: Seeks to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Tax-Exempt Intermediate Bond Fund invests principally in investment-grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) intermediate-term municipal obligations issued by state and local governments exempt from federal income tax. Except during temporary defensive periods, the Fund will normally invest (as a matter of fundamental policy which cannot be changed without shareholder approval) at least 80% of its net assets in securities the interest on which is exempt from regular federal income and alternative minimum taxes and will invest at least 65% of its total assets in bonds and debentures. The Fund intends to maintain an average weighted maturity of between three and 10 years. There is no limit on the maturity of any individual security in the Fund, and the Fund may invest in short-term municipal obligations and tax-exempt commercial paper rated in the highest investment grade category. Municipal obligations purchased by the Fund will be investment grade at the time of purchase or unrated at the time of purchase but determined to be of comparable quality. The Firstar Tax-Exempt Intermediate Bond Fund is not required to sell any security that ceases to be rated or may have its rating reduced below the minimum rating but the Fund will immediately sell securities if over 5% of the Fund's net assets consist of obligations which have fallen below the minimum rating.

     The FAIF Intermediate Tax Free Fund normally invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The Fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The FAIF Intermediate Tax Free Fund, as a principal investment strategy, invests in general obligation bonds, revenue bonds, participation interests in municipal leases, zero coupon municipal securities and inverse floating rate municipal securities (up to 10% of the Fund's total assets). The value of inverse floating rate securities may be highly volatile as interest rates rise or fall. The Fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality. Unrated securities will not exceed 25% of the Fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The Fund will attempt to maintain the weighted average maturity of its portfolio securities at three to 10 years under normal market conditions.

     Both Funds may invest in municipal obligations, which includes general obligation bonds and revenue bonds, and municipal leases. The FAIF Intermediate Tax Free Fund may also invest in refunded bonds and derivative municipal securities while the Firstar Tax-Exempt Intermediate Bond Fund may invest more than 25% of its assets in municipal obligations covered by insurance policies and purchase put options on municipal obligations. The Firstar Tax-Exempt Intermediate Bond Fund may invest more than 25% of its total assets in

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

municipal obligations issued by entities located in the same state and the interest on which is paid solely from revenues of similar projects.

     OTHER INVESTMENT POLICIES: The Firstar Tax-Exempt Intermediate Bond Fund may lend its portfolios securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Intermediate Tax Free Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Intermediate Tax Free Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Intermediate Tax Free Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. The Firstar Tax-Exempt Intermediate Bond Fund and FAIF Intermediate Tax Free Fund may borrow money for temporary purposes in an amount up to 10% of total assets but only the Firstar Tax-Exempt Intermediate Bond Fund may enter into reverse repurchase agreements. The FAIF Board of Directors have called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Intermediate Tax Free Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Tax-Exempt Intermediate Bond Fund, as a fundamental restriction, and the FAIF Intermediate Tax Free Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

     The Firstar Tax-Exempt Intermediate Bond Fund may purchase or sell put and call options on particular securities or indices in an amount not to exceed 5% of its assets but the FAIF Intermediate Tax Free Fund may purchase put and call options only on interest rate indices. The FAIF Intermediate Tax Free Fund, but not the Firstar Tax-Exempt Intermediate Bond Fund, may engage in futures transactions and options on futures transactions. The FAIF Intermediate Tax Free Fund, but not the Firstar Tax-Exempt Intermediate Bond Fund, may also invest in inverse floating rate securities and zero coupon bonds.

8. FIRSTAR MISSOURI TAX-EXEMPT BOND FUND/FAIF MISSOURI TAX-FREE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Missouri Tax-Exempt Bond Fund: Seeks a high level of interest income exempt from federal income tax as is consistent with conservation of capital. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without approval of shareholders.

     (b) FAIF Missouri Tax-Free Fund: Seeks to provide maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without approval of shareholders upon at least 30 days' advance notice.

     PRINCIPAL INVESTMENT STRATEGIES: Under normal market conditions, the Firstar Missouri Tax-Exempt Bond Fund seeks to invest at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax and at least 65% of its total assets in Missouri municipal securities, which are securities issued by the State of Missouri and other government issuers and that pay interest which is exempt from both federal income tax and Missouri state income tax.

     The FAIF Missouri Tax-Free Fund will invest at least 80% of its total assets in municipal securities that pay interest that is exempt from federal and Missouri state income tax, including the federal alternative minimum tax. The FAIF Missouri Tax-Free Fund, as a principal investment strategy, invests in general obligation bonds, revenue bonds, participation interests in municipal leases, zero coupon municipal securities and inverse floating rate municipal securities (up to 10% of the Fund's total assets). The value of inverse

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

floating rate securities may be highly volatile as interest rates rise or fall. Both Funds may invest up to 20% of their respective net assets in taxable obligations, including obligations the interest of which is subject to the federal alternative minimum tax.

     The FAIF Missouri Tax Free Fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years, while the weighted average maturity of the Firstar Missouri Tax-Exempt Bond Fund will vary with economic and market conditions. The maturity of the Firstar Missouri Tax-Exempt Bond Fund's investments vary from one to 30 years.

     Both Funds will invest only in investment grade municipal securities (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated municipal securities determined to be of comparable quality. The FAIF Missouri Tax-Exempt Bond Fund investment in unrated securities will not exceed 25% of the Fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). Both Funds invest in general obligation bonds and revenue bonds.

     OTHER INVESTMENT POLICIES: The FAIF Missouri Tax-Exempt Bond Fund, unlike the Firstar Missouri Tax-Exempt Bond Fund, may engage in futures transactions and options on futures transactions. Both Funds may invest in municipal lease obligations, but the Firstar Missouri Tax-Exempt Bond Fund may invest more than 25% of its assets in municipal obligations covered by insurance policies and it may also purchase put options or municipal obligations.

     Both Funds may borrow money from banks for temporary purposes. The Firstar Missouri Tax-Exempt Bond Fund limits its borrowings to an amount not to exceed 33 1/3% of its total assets while the FAIF Missouri Tax Free Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The FAIF Missouri Tax Free Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Missouri Tax-Exempt Bond Fund, as a fundamental restriction, and the FAIF Missouri Tax Free Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Missouri Tax-Exempt Bond Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

9. FIRSTAR NATIONAL MUNICIPAL BOND FUND/FAIF TAX FREE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar National Municipal Bond Fund: Seeks as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Tax Free Fund: Seeks to provide maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar National Municipal Bond Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income tax including general obligation securities, revenue securities and private activity bonds. Under normal conditions, the Fund's investments in private activity bonds and taxable obligations will not exceed 20% of its total assets. The Fund will invest only in investment grade municipal securities (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated securities determined to be of comparable quality. Short-term municipal securities purchased by the Fund, such as municipal notes and tax-exempt commercial paper, will have one of the two highest ratings (i.e., rated AA by S&P or Aa by Moody's) or will be unrated securities determined to be of comparable quality. The Fund's average weighted maturity generally will be 20 years or less. The Fund may invest 25% or more of its net assets in (i) municipal securities whose issuers are in the

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same state; (ii) municipal securities the interest on which is paid solely from revenue of similar projects; and (iii) private activity bonds, though it does not presently intend to do so. On a temporary defensive basis, the Fund may hold without any limitation uninvested cash reserves and invest in taxable obligations.

     The FAIF Tax Free Fund normally invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The Fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The Fund may invest in general obligation bonds, revenue bonds, participation interests in municipal leases, zero coupon municipal securities and inverse floating rate municipal securities (up to 10% of the Fund's total assets). The Fund will only invest in securities that are rated at the time of purchase investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or if unrated, determined to be of comparable quality. Unrated securities will not exceed 25% of the Fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The Fund will attempt to maintain the average weighted maturity of its portfolio securities at 10 to 25 years under normal market conditions.

     OTHER INVESTMENT POLICIES: The Firstar National Municipal Bond Fund may not invest in repurchase agreements but the FAIF Tax Free Fund may do so. The Firstar National Municipal Bond Fund may normally invest up to 5% of its total assets in tax-exempt derivatives such as tender option bonds, participations, beneficial interests in a trust or other forms. The Firstar National Municipal Bond Fund may not invest in options but the FAIF Tax Free Fund may purchase put and call options on securities or interest rate indices up to 5% of its total assets. The FAIF Tax Free Fund, but not the Firstar National Municipal Bond Fund, may enter into future contracts and related options. The FAIF Tax Free Fund, but not the Firstar National Municipal Bond Fund, may invest up to 10% of its total assets in inverse floating rate municipal securities. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

10. FIRSTAR BALANCED INCOME FUND/FIRSTAR BALANCED GROWTH FUND/FAIF BALANCED FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Balanced Income Fund: Seeks to provide current income and the preservation of capital by investing in a balanced portfolio of dividend-paying equity and fixed-income securities. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) Firstar Balanced Growth Fund: Seeks to achieve a balance of capital appreciation and current income with relatively low volatility of capital. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (c) FAIF Balanced Fund: Seeks to maximize total return (capital appreciation plus income). This investment objective is not fundamental and may be changed by the FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Balanced Income Fund typically invests approximately 50% of its assets in equity securities and 50% in fixed-income securities, although the actual percentage of assets invested in each will vary from time to time. It may invest no less than 20% and no more than 60% of its assets in equity securities, and it may invest no less than 40% of its assets in fixed-income securities. Up to 20% of each of the equity and fixed-income portions of the Fund's portfolio may be invested in non-dividend or non-interest paying securities. The Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities. The Fund's equity securities consist mainly of common stock of domestic and foreign companies that the adviser considers to be well managed and to have attractive fundamental financial characteristics, with market capitalizations of over $1 billion. The Fund selects fixed-income securities that the adviser believes will provide an annualized total return similar to that of the Lehman Brothers Intermediate U.S. Government Credit Bond Index. The

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Fund may purchase the following fixed-income securities: corporate, U.S.
Government agency, asset backed and mortgage backed obligations, U.S. Government securities, U.S. Treasury, stripped U.S. Government, money market instruments and zero coupon bonds. Except for convertible securities, the Fund will purchase only fixed-income securities rated investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) by at least one rating agency or unrated obligations deemed to be comparable in quality.

     The Firstar Balanced Growth Fund invests principally in a diversified portfolio of fixed-income and equity securities. Although the actual percentages will vary from time to time based on adviser's economic and market outlooks, the Fund's policy is to invest at least 25% of its total assets in fixed-income securities and at least 50% and no more than 65% of its total assets in equity securities at all times. The Fund's equity securities are selected on the basis of their potential capital appreciation and consist mainly of common stock of domestic and foreign companies. These equity securities generally have market capitalizations between $100 million and $100 billion, although from time to time a portion of the Fund's assets may be invested in securities with larger or smaller market capitalizations. The Fund may also acquire preferred stocks. The Fund may also invest in domestic securities convertible into common stock and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics such as rights and warrants to purchase equity securities. Generally, the Fund invests in common stocks of companies that the adviser considers to be well managed and have attractive fundamental financial characteristics. The fixed-income securities selected for the Fund are those which the adviser believes will provide an annual rate of total return similar to that of the Lehman Brothers Government/Credit Bond Index. The Fund may purchase the following fixed-income securities: corporate, U.S. Government agency, asset backed and mortgage backed obligations, U.S. Government, U.S. Treasury, stripped U.S. Government and money market instruments. Except for convertible securities, the Fund will purchase only fixed-income securities rated investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated obligations determined to be of comparable quality.

     The FAIF Balanced Fund typically invests 60% of its total assets in equity securities and 40% of its total assets in fixed-income securities. After the Reorganization, not less than 35% of the FAIF Balanced Fund's total assets will be invested in fixed-income securities. These securities include securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, zero coupon bonds, mortgage and asset backed securities and corporate debt obligations. The adviser utilizes separate value and growth strategies to select equity securities for the Fund. These equity securities are primarily common stocks of companies that have market capitalizations of at least $5 billion. After the Reorganization, generally at least 50% and no more than 65% of FAIF Balanced Fund's total assets will be invested in equity securities which (i) may be foreign or domestic securities, (ii) have a potential for capital appreciation, (iii) have market capitalizations between $100 million and $100 billion, and (iv) may include preferred stock and domestic securities convertible into common stock, such as certain bonds and preferred stocks.

     In normal market conditions, at least 65% of the fixed-income portion of the Fund's portfolio must consist of U.S. Government or A-rated securities, and not more than 15% of this portion of the portfolio may consist of foreign securities payable in U.S. dollars. Under normal market conditions, this portion of the portfolio must have a weighted average effective maturity of 15 years or less and an average effective duration of three to eight years.

     The Firstar Balanced Income, Firstar Balanced Growth and FAIF Balanced Funds may invest no more than 5% of their respective assets in securities rated below investment grade.

     The FAIF Balanced Fund, but not the Firstar Balanced Income and Firstar Balanced Growth Funds, may invest in mortgage dollar rolls in an amount not to exceed 25% of the Fund's total assets.

     The Firstar Balanced Income and Firstar Balanced Growth Funds may invest in foreign securities directly and indirectly through sponsored ADRs. The FAIF Balanced Fund may invest up to 25% of the equity portion of its portfolio in securities of foreign issuers which are either listed on a United States stock exchange or represented by sponsored or unsponsored ADRs. The FAIF Balanced Fund may also invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars.

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     The Firstar Balanced Income Fund and Firstar Balanced Growth Fund may lend portfolio securities in an amount not to exceed 30% of the value of their respective total assets, while the FAIF Balanced Fund may lend portfolio securities in an amount not to exceed 33 1/3% of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Balanced Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Balanced Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. The FAIF Balanced Fund, however, uses securities lending as a principal investment strategy.

     OTHER INVESTMENT POLICIES: All three Funds may purchase put and call options on securities and stock indices to hedge against a decline in the value of the Funds' assets. None of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. All three Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. All three Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     The Firstar Balanced Income Fund, Balanced Growth Fund and the FAIF Balanced Fund may engage in futures transactions and options on futures transactions. Each of Funds limit the value of securities that are subject to futures and related options to no more than 1/3 of the market value of a Fund's total assets.

     The Firstar Balanced Income Fund, Firstar Balanced Growth Fund and FAIF Balanced Fund may borrow money from banks for temporary purposes. The Firstar Balanced Income Fund, Firstar Balanced Growth Fund and FAIF limit their borrowing to an amount not to exceed 10% of their respective total assets. The Firstar Balanced Income Fund and Firstar Balanced Growth Fund may also enter into reverse repurchase agreements. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Balanced Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Balanced Income Fund and Firstar Balanced Growth Fund, as fundamental restrictions, and the FAIF Balanced Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

11. FIRSTAR GROWTH & INCOME FUND/FAIF GROWTH & INCOME FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Funds Growth & Income Fund: To seek both reasonable income and long-term capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without approval of shareholders.

     (b) FAIF Growth & Income Fund: Long-term growth of capital and income. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without approval of shareholders upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: Both the FAIF Growth & Income Fund and the Firstar Growth & Income Fund invest primarily in dividend paying equity securities. At least 50% of the assets of Firstar Growth & Income Fund are invested in equity securities, while at least 80% of the assets of the FAIF Growth & Income Fund will be invested in equity securities. Neither Fund will purchase a non-dividend paying

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security if immediately after giving effect to such purchase less than 80% of the total assets of the fund will be invested in dividend paying securities.

     The Firstar Growth & Income Fund generally invests in medium-to-large sized companies with stock market capitalization over $1 billion. The FAIF Growth & Income Fund selects securities of companies which the Fund's adviser believes are characterized by the ability to grow dividends at an above average rate, the ability to finance expected growth and strong management. The Firstar Growth & Income Fund and FAIF Growth & Income Fund may invest in preferred stock. The Firstar Growth & Income Fund may invest in preferred stocks convertible into common stocks while the FAIF Growth & Income Fund may invest in common stocks and corporate debt securities which are convertible into common stocks. The FAIF Growth & Income Fund may invest up to 20% of its total assets in convertible debt securities in pursuit of both long-term growth of capital and income. The Firstar Growth & Income Fund may also invest in bonds, notes, debentures (if they provide current interest or dividend payment) and non-convertible debt. The non-convertible debt and preferred stock in which the Firstar Growth & Income Fund invests must be investment grade at purchase or unrated but deemed comparable quality. The Firstar Growth & Income Fund intends to invest not more than 5% of its assets in securities rated below investment grade at the time of purchase or unrated securities of comparable quality while the FAIF Growth & Income Fund may invest up to 20% of its total assets in securities which are rated lower than investment grade.

     The FAIF Growth & Income Fund may invest up to 25% of its total assets in securities of foreign issuers which are listed on a United States stock exchange or represented by ADRs. The Firstar Growth & Income Fund may invest in foreign issuers directly or indirectly through ADRs (as a non-principal strategy).

     The Firstar Growth & Income Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Growth & Income Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Growth & Income Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. The FAIF Growth & Income Fund but not the Firstar Growth & Income Fund as a principal investment strategy lends portfolio securities.

     OTHER INVESTMENT POLICIES: Both Funds may purchase put and call options on securities or stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write
(sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     Both Funds may borrow money from banks for temporary purposes. The Firstar Growth & Income Fund limits its borrowings to an amount not to exceed 10% of its total assets while the FAIF Growth & Income Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The FAIF Growth & Income Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Growth & Income Fund, as a fundamental restriction, and the FAIF Growth & Income Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Growth & Income Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

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12. FIRSTAR EQUITY INCOME FUND/FAIF EQUITY INCOME FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Equity Income Fund: Seeks to provide an above-average level of income consistent with long-term capital appreciation. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) FAIF Equity Income Fund: Seeks long-term growth of capital and income. This investment objective is not fundamental and may be changed by the FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Equity Income Fund invests primarily in the common stocks of companies with large market capitalizations (generally, $5 billion or higher). Normally, the Fund invests at least 65% of its total assets in income-producing (dividend-paying) equity securities. The stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer above-average dividend yields, with corresponding above-average levels of income in each case as compared to the Standard & Poor's 500 Index.

     The FAIF Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities (including common and preferred stock and corporate debt securities which are convertible into common stocks) of companies which the adviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth and strong management. Higher-yielding equity securities will generally represent the core holdings of the Fund, although the Fund also may invest in lower-yielding, higher growth equity securities. All securities held by the Fund will provide current income at the time of purchase.

     The Firstar Equity Income Fund and the FAIF Equity Income Fund may lend their portfolio securities in an amount not to exceed 33 1/3% of the value of each of their respective total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Equity Income Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Equity Income Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. The FAIF Equity Income Fund, unlike the Firstar Equity Income Fund, lends portfolio securities as a principal investment strategy.

     The Firstar Equity Income Fund may invest directly in securities of foreign issuers or indirectly in sponsored ADRs and sponsored or unsponsored European Depository Receipts ("EDRs"). The FAIF Equity Income Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States exchange or represented by sponsored or unsponsored ADRs.

     OTHER INVESTMENT POLICIES: The Firstar Equity Income Fund and the FAIF Equity Income Fund reserves the right to hold, as a temporary defensive measure during abnormal market conditions, up to 100% of its total assets in cash and short-term obligations.

     The Firstar Equity Income Fund may invest in rights, warrants and securities convertible into common stock. The Firstar Equity Income Fund may invest no more than 5% of its net assets in warrants (warrants that are not listed on any stock exchange are limited to 2%). The FAIF Equity Income Fund may invest in preferred stock and securities convertible into common stock. The FAIF Equity Income Fund, unlike its Firstar counterpart, may invest up to 25% of its total assets in securities rated below investment grade.

     Both Funds may purchase put and call options on securities and stock indices to acquire to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to

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25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     The Firstar Equity Income Fund may invest in securities issued by other investment companies that invest in high-quality, short-term debt securities. In addition, the Fund may invest in exchange-traded index securities including SPDRS, MidCap SPDRS and DIAMONDS. The FAIF Equity Income Fund may invest in securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

     Both Funds may borrow money from banks for temporary purposes for an amount not to exceed 10% of their respective total assets. The Firstar Equity Income Fund may also enter into reverse repurchase agreements. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Equity Income Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Equity Income Fund, as a fundamental restriction, and the FAIF Equity Income Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

13. FIRSTAR RELATIVE VALUE FUND/FAIF RELATIVE VALUE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Relative Value Fund: To obtain the highest total return from a combination of income and capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without approval of shareholders.

     (b) FAIF Relative Value Fund: To maximize after-tax total return from capital appreciation plus income. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without approval of shareholders upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: Both the FAIF and Firstar Relative Value Funds invest primarily in common stocks. Under normal market conditions, the Firstar Relative Value Fund will invest at least 70% of its total assets in common stock, while the FAIF Relative Value Fund will invest at least 80% of its total assets in common stock. To obtain income, the Firstar Relative Value Fund may invest a significant portion of its assets in investment grade fixed-income securities such as domestic issues of corporate debt obligations.

     Both the Firstar Relative Value Fund and the FAIF Relative Value Fund select investments that the advisor believes represent the best values within each industry sector. Both Funds use a quantitative model together with economic forecasts and assessment of the risk and volatility of the company's industry. The Firstar Relative Value Fund seeks stocks that present characteristics consistent with low volatility and above average yields, and which are undervalued relative to the stocks comprising the S&P 500 Index. The FAIF Relative Value Fund invests in companies that are undervalued relative to stocks comprising the Russell 1000 Value Index. Both Funds identify value based on characteristics such as price/earnings ratios, book value and assets to liability ratios. The Firstar Relative Value Fund typically invests in common stock in companies in the top 25% of their industries with regard to revenues.

     The FAIF Relative Value Fund seeks to achieve high after-tax returns by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and a moderate amount of dividend income. As a result of its tax efficient strategy, the Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. Elements of this tax-efficient management strategy includes: (1) employing a long-term, low-turnover approach to investing; (2) attempting to avoid net realized

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short-term gains (taxed as ordinary income); (3) selling stocks trading below cost to realize losses (when appropriate); (4) selecting tax-favored share lots when selling appreciated stocks; and (5) selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales and stock index futures contracts). There can be no assurance, however, that taxable distributions can always be avoided.

     The FAIF Relative Value Fund may invest up to 25% of the Fund's total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by ADRs. The Firstar Relative Value Fund may invest up to 10% of its total assets in stocks of foreign issuers. The Fund may invest directly in the equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars which are listed on various stock exchanges, ADRs or International Depository Receipts.

     The Firstar Relative Value Fund may not lend portfolio securities while the FAIF Relative Value Fund as a principal investment strategy may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Relative Value Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets.

     OTHER INVESTMENT POLICIES: To respond to adverse market, economic, political or other conditions, the Firstar Relative Value Fund may invest up to 100% of its assets in short-term investments, including money market instruments such as commercial paper, certificates of deposit, demand and time deposits and bankers' acceptances, U.S. Government securities, and repurchase agreements. The FAIF Relative Value Fund may also invest without limit in cash and in U.S. dollar-denominated high quality money market instruments and other short-term securities in response to adverse political, economic or other conditions.

     Both Funds may borrow money from banks for temporary purposes. The Firstar Relative Value Fund limits its borrowings to an amount not to exceed 33 1/3% of its total assets while the FAIF Relative Value Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The FAIF Relative Value Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Relative Value Fund, as a fundamental restriction, and the FAIF Relative Value Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Relative Value Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

14. FIRSTAR EQUITY INDEX FUND/FAIF EQUITY INDEX FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Equity Index Fund: Seeks returns, before Fund expenses, comparable to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Index ("S&P 500 Index"). This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) FAIF Equity Index Fund: Seeks to provide investment results that correspond to the performance of the S&P 500 Index. This investment objective is not fundamental and may be changed by the FAIF's Board of Directors without shareholder approval upon 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Equity Index Fund and the FAIF Equity Index Fund are not managed through the use of traditional methods of investment management, but instead use an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. Both Funds invest substantially all of their assets (at least 80% for the Firstar Equity Index Fund and at least 90% for the FAIF Equity Index Fund) in securities included in the S&P 500 Index. The Firstar Equity Index Fund typically holds all the stocks included in the S&P 500 Index and the FAIF Equity Index typically holds between 90% and 100% of all 500 stocks represented in the S&P 500 Index. It is expected that the

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quarterly performance of the Firstar Equity Index Fund and the S&P 500 Index
normally will be within +/-0.3%. The performance of the FAIF Equity Index Fund, before expenses attempts to achieve a correlation of 95% between the performance of its portfolio and that of the S&P 500 Index.

     Both Funds may purchase put and call options on securities they own or have the right to acquire to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may purchase put and call options on stock indices in an amount not to exceed 5% of the value of each Fund's total assets. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets. Both Funds may also use stock index futures and options on futures to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track. The FAIF Equity Index Fund engages in futures and options transactions as a principal investment strategy but not the Firstar Equity Index Fund. The FAIF Equity Index Fund, and not the Firstar Fund, may invest up to 10% in index participation contracts.

     The FAIF Equity Index Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the Firstar Equity Index Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Equity Index Fund but not the Firstar Equity Index Fund.

     OTHER INVESTMENT POLICIES: The Firstar Equity Index Fund, but not the FAIF Equity Index Fund, may purchase securities on a when-issued basis in an amount not to exceed 25% of the value of its total assets. Both funds may borrow money from banks for temporary purposes in an amount up to 10% of the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. Only the Firstar Equity Index Fund may also enter into reverse repurchase agreements for temporary purposes in an amount up to 10% of its assets. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

15. FIRSTAR LARGE CAP CORE EQUITY FUND/FAIF LARGE CAP CORE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Large Cap Core Equity Fund: Seeks capital appreciation through investment in securities of large-sized companies. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Large Cap Core Fund: Seeks long-term growth of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Large Cap Core Equity Fund invests primarily (at least 65% of its total assets) in equity securities (most of which are publicly traded common stock) of large sized companies that have market capitalizations of over $3 billion at the time of the purchase. The FAIF Large Cap Core Fund will invest primarily (at least 80% of its total assets) in common stock of companies that have market capitalizations of at least $3 billion at the time of purchase. The Firstar Large Cap Core Equity Fund selects companies based upon attractive fundamental financial conditions, including low debt, a high return on equity and evidence of consistent revenue and earnings per share growth over the prior three to five years. The

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FAIF Large Cap Core Fund will select companies based upon factors such as strong competitive position, strong management and sound financial condition.

     The Firstar Large Cap Core Equity Fund may invest in the securities of foreign issuers either directly or indirectly through ADRs (as a non-principal strategy). The FAIF Large Cap Core Fund may invest up to 25% of the Fund's total assets in securities of foreign investors which are either listed on a United States stock exchange or represented by ADRs. The Firstar Large Cap Core Equity Fund may purchase non-convertible debt and preferred stocks that are investment grade at the time of purchase or unrated but are of comparable quality. The Firstar Large Cap Core Equity Fund may invest in bonds, notes, debentures, and preferred stocks convertible into common stocks that present opportunities for capital appreciation.

     The Firstar Large Cap Core Equity Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Large Cap Core Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Large Cap Core Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Large Cap Core Fund but not the Firstar Large Cap Core Equity Fund.

     OTHER INVESTMENT POLICIES: Both Funds may borrow money from banks for temporary purposes. The Firstar Large Cap Core Equity Fund limits its borrowing to an amount not to exceed 10% of its total assets while the FAIF Large Cap Core Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Large Cap Core Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Large Cap Core Equity Fund, as a fundamental restriction, and the FAIF Large Cap Core Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Large Cap Core Equity Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

     Both Funds may purchase put and call options on securities or stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

16. FIRSTAR LARGE CAP GROWTH FUND/FAIF CAPITAL GROWTH FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Large Cap Growth Fund: To maximize capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without approval of shareholder.

     (b) FAIF Capital Growth Fund: To maximize long-term after-tax returns. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without approval of shareholders upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Large Cap Growth Fund will invest at least 65% of the value of its total assets in growth-oriented large capitalization domestic equity securities which are securities of U.S. companies that have a market capitalization of $1.5 billion or more and, based on traditional research techniques, the Fund's advisor believes have earnings growth potential superior to the S&P 500 Index. The Fund's equity securities usually consist of U.S. common and preferred stocks and warrants of companies with

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market capitalization of $1.5 billion or greater. The stocks are listed on the
New York or American Stock Exchanges or traded in the over-the-counter market. To a limited degree, the Fund may also invest in bonds, notes, debentures, and preferred stocks convertible into common stocks, if in the advisor's opinion they represent opportunities for capital appreciation.

     The FAIF Capital Growth Fund will, under normal market conditions, invest primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations of at least $1.5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management and sound financial condition.

     The FAIF Capital Growth Fund will also seek to achieve high after-tax returns by balancing investment and tax considerations. The Fund will seek to achieve returns primarily in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and distributions of realized short term gains (taxed as ordinary income). As a result of this strategy, the Fund will be expected to contribute a smaller percentage of returns each year than most other equity mutual funds. Elements of this tax-efficient management strategy includes: (1) investing primarily in lower-yielding growth stocks to minimize taxable dividend income; (2) employing a long-term, low-turnover approach to investing; (3) attempting to avoid net realized short-term gains; (4) selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders; (5) selling the highest-cost shares when selling appreciated stocks, in order to minimize realized capital gains; and (6) selectively using tax-advantaged hedging techniques as an alternative to taxable sales (including derivative instruments such as purchased put options, equity collars, equity swaps, covered short sales and stock index futures contracts). There can be no assurance, however, that taxable distributions can always be avoided.

     The FAIF Capital Growth Fund may invest up to 25% of its total assets in securities of foreign issuers which are listed on a United States stock exchange or represented by ADRs. The Firstar Large Cap Growth Fund may generally invest up to 10% of its net assets in equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars traded domestically or abroad through various stock exchanges, ADRs or IDRs. The Firstar Large Cap Growth Fund may also invest in other investment companies that invest primarily in international securities.

     The Firstar Large Cap Growth Fund may lend portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the FAIF Capital Growth Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Capital Growth Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Capital Growth Fund but not to the Firstar Large Cap Growth Fund.

     OTHER INVESTMENT POLICIES: To respond to adverse market, economic, political or other conditions, the Firstar Large Cap Growth Fund may also invest up to 100% of its assets in U.S. and foreign short-term money market instruments, including commercial paper, certificates of deposit, demand and time deposits and bankers' acceptances, U.S. Government securities, and repurchase agreements. The Fund may also invest up to 35% of its assets in these securities to maintain liquidity. Similarly the FAIF Capital Growth Fund may invest without limit in cash, in U.S. dollar-denominated high quality money market instruments and other short term securities in response to adverse political, economic or other conditions.

     Both Funds may purchase put and call options on securities or stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures

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contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     Both Funds may borrow money from banks for temporary purposes. The Firstar Large Cap Growth Fund limits its borrowings to an amount not to exceed 33 1/3% of its total assets while the FAIF Capital Growth Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The FAIF Capital Growth Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Large Cap Growth Fund, as a fundamental restriction, and the FAIF Capital Growth Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Large Cap Growth Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

17. FIRSTAR INTERNATIONAL VALUE FUND/FIRSTAR INTERNATIONAL GROWTH FUND/FAIF INTERNATIONAL FUND

INVESTMENT OBJECTIVES:

     (a) Firstar International Value Fund: Seeks capital appreciation through investing in foreign securities which the sub-adviser believes are undervalued. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) Firstar International Growth Fund: Seeks to provide capital growth consistent with reasonable investment risk. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (c) FAIF International Fund: Seeks long-term growth of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar International Value Fund chooses securities based on a long-term investment perspective. The Fund's policy, under normal market conditions, is to invest at least 65% of its total assets in foreign common stocks, convertible securities, rights to purchase equity securities and warrants. Under normal market conditions, at least 80% of assets will be invested in three countries other than the United States. The Fund generally invests in common stocks, but may also invest in preferred stocks and certain rated or unrated debt securities. The Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored ADRs, EDRs, Global Depositary Receipts and other depositary receipts. The Fund may also invest in closed-end investment companies holding foreign securities.

     The Firstar International Growth Fund invests primarily in foreign common stocks, most of which are denominated in foreign currencies. Under normal market conditions, the Fund invests substantially (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets outside the United States. Under normal market conditions, the Fund invests in equity securities from at least three foreign countries. Generally, at least 50% of the Fund's total assets will be invested in securities of companies located either in the developed countries of Western Europe or in Japan. The Fund also may invest in other developed countries in the Far East and in countries with emerging markets or economies.

     The FAIF International Fund invests, under normal conditions, primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States or that derive at least 50% of either revenue or their pre-tax income from activities outside the United States. Normally, the Fund will invest in securities traded in at least three foreign countries. Equity securities in which the Fund invests include common and preferred stock. In addition, the Fund may invest in securities representing underlying international securities, such as ADRs and EDRs, and in securities of other investment companies. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency contracts.

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     The Firstar International Value Fund and Firstar International Growth Fund
may lend its portfolio securities in an amount not to exceed 30% of the value of each of its total assets, while the FAIF International Fund may lend its portfolio securities in an amount not to exceed 33 1/3% the value of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF International Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF International Fund may not lend portfolio securities in an amount to exceed
33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF International Fund but not the Firstar International Value Fund or Firstar International Growth Fund.

     OTHER INVESTMENT POLICIES: The Firstar International Value Fund, Firstar International Growth Fund and FAIF International Fund may purchase put and call options on securities they own or have the right to acquire to hedge against a decline in the value of the portfolio's assets in an amount to not to exceed 5% of the value of its total assets. The Firstar International Value Fund, Firstar International Growth Fund and FAIF International Fund may purchase put and call options on stock indices in an amount not to exceed 5% of the value of its total assets. The Firstar International Value Fund and Firstar International Growth Fund may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. The FAIF International Fund may write covered call options covering up to 50% of the equity securities owned by the Fund. The Firstar International Value Fund, Firstar International Growth Fund and FAIF International Fund Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     The Firstar International Value Fund, Firstar International Growth Fund and the FAIF International Fund may invest in countries with emerging markets. The Firstar International Value Fund, Firstar International Growth Fund and FAIF International Value Fund may all invest in securities which are purchased and sold in foreign currencies. The Firstar International Value Fund and Firstar International Growth Fund may also enter into forward currency contracts. The Firstar International Value Fund may hedge foreign exchange rate risk by entering into foreign currency futures contracts. The Firstar International Value Fund may also purchase or sell foreign futures contracts, including interest rate, index, and currency futures up to 25% of its net assets. The FAIF International Fund may engage in forward foreign currency exchange contracts, foreign currency futures and foreign currency options. The Firstar International Growth Fund may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets.

     The Firstar International Value Fund may invest up to 5% of its net assets in (1) non-investment grade debt securities, (2) obligations of foreign countries and political entities ("Sovereign Debt") which may trade at a substantial discount from face value and (3) in Brady Bonds as part of its investment in Sovereign Debt of countries.

     The Firstar International Value Fund and Firstar International Growth Fund may invest in securities issued by other investment companies that invest in high-quality, short-term debt securities. In addition, the Firstar International Value Fund may invest in closed-end investment companies holding foreign securities and the Firstar International Growth Fund may invest in exchange-traded index securities including SPDRS, MidCap SPDRS and DIAMONDS. The FAIF International Fund may invest in securities of other investment companies that invest in international securities as well as mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

     The Firstar International Value Fund, Firstar International Growth Fund and FAIF International Fund may borrow from banks for temporary purposes. The Funds limit their borrowings to an amount not to exceed 10% of their respective total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF International Fund may

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borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar International Value Fund and Firstar International Growth Fund, as fundamental restrictions, and the FAIF International Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar International Value Fund and Firstar International Growth Fund may also enter into reverse repurchase agreements for temporary purpose in an amount up to 10% of its assets. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

18. FIRSTAR MIDCAP INDEX FUND/FAIF MID CAP INDEX FUND

INVESTMENT OBJECTIVES:

     (a) Firstar MidCap Index Fund: Seeks returns before Fund expenses comparable to the price and yield performance of publicly traded common stocks in the aggregate as represented by the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index"). This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) FAIF Mid Cap Index Fund: Seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar MidCap Index Fund and the FAIF Mid Cap Index Fund are not managed through the use of traditional methods of investment management, but instead use an "indexing" strategy utilizing computer models to approximate the investment performance of the common stocks of the issuers represented in the S&P MidCap 400 Index. Under normal market conditions the Firstar MidCap Index Fund will invest substantially all, and in any event at least 80%, of its assets in securities included in the S&P MidCap 400 Index. Under normal market conditions, the FAIF Mid Cap Index Fund will invest at least 90% of its assets in the S&P MidCap 400 Index. It is expected that the quarterly performance of the Firstar MidCap Index Fund and the S&P MidCap 400 Index will normally be within +/- 0.3%. The FAIF Mid Cap Index Fund attempts to achieve a correlation with the S&P MidCap 400 Index of at least 95% without taking into account expenses of the Fund.

     The FAIF Mid Cap Index Fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the MidCap 400 Index Fund. The Fund will make these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the MidCap 400 Index and to reduce transaction costs. The Firstar MidCap Index Fund invests up to 5% of its total assets in stock index futures contracts and options on futures contracts for hedging purposes, to maintain liquidity to meet potential shareholder redemptions or to increase the level of Fund assets devoted to replicating the composition of the S&P MidCap 400 Index.

     The Firstar MidCap Index Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Mid Cap Index Fund may lend its portfolio securities to the extent permitted under the 1940 Act. The FAIF Mid Cap Index Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Mid Cap Index Fund but not the Firstar MidCap Index Fund.

     Both Funds may purchase put and call options on securities and stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures

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contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     OTHER INVESTMENT POLICIES: The Firstar MidCap Index Fund, unlike the FAIF Mid Cap Index Fund, may invest in Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400 Depository Receipts and The Dow Industrial DIAMONDS.

     The Firstar MidCap Index Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar MidCap Index Fund may borrow from banks in an amount not to exceed 10% of its total assets. The FAIF Mid Cap Index Fund may borrow to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Mid Cap Index Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar MidCap Index Fund, as a fundamental restriction, and the FAIF Mid Cap Index Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

19. FIRSTAR MIDCAP CORE EQUITY FUND/FAIF MID CAP CORE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar MidCap Core Equity Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Mid Cap Core Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar MidCap Core Equity Fund invests primarily (at least 65% of its total assets) in equity securities (most of which are publicly traded common stocks of companies incorporated in the United States) of medium-sized companies that have stock market capitalizations between $700 million and $10 billion at the time of purchase. If the market capitalization of a company in which the Fund has invested increases above $10 billion, the Fund may continue to hold the security. The Firstar MidCap Core Equity Fund may invest a portion of its assets in companies with smaller or larger market capitalizations. The Firstar MidCap Core Equity Fund selects companies based upon attractive fundamental financial conditions, including low debt, a high return on equity and evidence of consistent revenue and earnings per share growth over the prior three to five years.

     The FAIF Mid Cap Core Fund will invest primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's Mid Cap 400 Index (the "S&P 400 Index"). As of June 29, 2001, market capitalizations of companies in the S&P 400 Index range from approximately $208 million to $11.8 billion, representing the middle capitalization segment of the U.S. stock market. The FAIF Mid Cap Core Fund selects companies based upon factors such as strong competitive position, strong management and sound financial condition.

     The Firstar MidCap Core Equity Fund may invest in the securities of foreign issuers directly or through ADRs (as a non-principal strategy). The FAIF Mid Cap Core Fund may invest up to 25% of the Fund's total assets in securities of foreign investors that are either listed on a United States stock exchange or represented by ADRs. The FAIF Mid Cap Core Fund, but not the Firstar MidCap Core Equity Fund, may frequently invest in companies at the time of their initial public offering (IPO). IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains. The Firstar MidCap Core Equity Fund but not the FAIF Mid Cap Core Fund may purchase non-convertible debt and preferred stocks that are investment grade at the time of purchase or unrated but deemed comparable quality. Both Funds may also invest in bonds, notes, debentures and preferred stocks convertible into common stocks. The Firstar MidCap Core Equity Fund but not the FAIF Mid Cap Core Fund may also invest up to 5% of its net assets in other

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types of securities having common stock characteristics, such as rights and warrants to purchase equity securities. The Firstar MidCap Core Equity Fund may hold convertible securities up to 5% of its net assets.

     The Firstar MidCap Core Equity Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Mid Cap Core Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Mid Cap Core Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF MidCap Core Fund but not the Firstar MidCap Core Equity Fund.

     OTHER INVESTMENT POLICIES: The Fund may purchase exchange-traded securities such as SPDRS, MidCap SPDRS and DIAMONDS.

     Both Funds may purchase put and call options on securities and stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     Both Funds may borrow money from banks for temporary purposes. The Firstar MidCap Core Equity Fund limits its borrowing to an amount not to exceed 10% of its total assets while the FAIF Mid Cap Core Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The FAIF Mid Cap Core Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar MidCap Core Equity Fund, as a fundamental restriction, and the FAIF Mid Cap Core Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar MidCap Core Equity Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

20. FIRSTAR SMALL CAP INDEX FUND/FAIF SMALL CAP INDEX FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Small Cap Index Fund: Seeks investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller market capitalizations, as represented by the Standard & Poor's SmallCap 600 Index (the "S&P SmallCap 600 Index"). This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Small Cap Index Fund: Seeks investment results that correspond to the investment performance of the Russell 2000 Index. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar Small Cap Index Fund invests at least 80% of its total assets in securities listed in the S&P SmallCap 600 Index and typically holds all 600 stocks. The S&P SmallCap 600 Index is a widely-recognized unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and Nasdaq. The FAIF Small Cap Index Fund will invest at least 90% of its total assets in common stocks included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization traded

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on the New York Stock Exchange, the American Stock Exchange and Nasdaq). The
FAIF Small Cap Fund will invest in approximately 65% to 100% of the common stocks included in the Russell 2000 Index. The S&P SmallCap 600 average market capitalization is $635 million and median market capitalization is $530 million (as of June 29, 2001) while the Russell 2000 Index average market capitalization is approximately $530 million and the median market capitalization is approximately $410 million (as of May 31, 2001).

     Each Fund utilizes computer models to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the targeted index. Each Fund, before expenses, will attempt to achieve a correlation of 95% between the performance of its portfolio and that of its respective index.

     The Firstar Small Cap Index Fund may purchase or sell put and call options. The Firstar Small Cap Index Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund may also write (sell) covered call options up to 25% of the value of the Fund's total assets. The Fund invests up to 5% of its total assets in stock index futures contracts and options on futures contracts. The FAIF Small Cap Index Fund may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds and index participation contracts based on the Russell 2000 Index. Both Funds may also use stock index futures and options on futures for hedging purposes, to maintain sufficient liquidity to meet redemption requests or to increase the level of Fund assets devoted to replicating the composition of the indexes such funds are designed to track. The use of futures and related options is a principal investment strategy of the FAIF Small Cap Index Fund but not the Firstar Small Cap Index Fund.

     The Firstar Small Cap Index Fund may lend portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the FAIF Small Cap Index Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Small Cap Index Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Small Cap Index Fund but not the Firstar Small Cap Index Fund.

     OTHER INVESTMENT POLICIES: Both Funds may borrow money from banks for temporary purposes. The Firstar Small Cap Index Fund limits its borrowing in an amount not to exceed 10% of its total assets while the FAIF Small Cap Index Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Small Cap Index Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Small Cap Index Fund, as a fundamental restriction, and the FAIF Small Cap Index Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Small Cap Index Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

21. FIRSTAR SMALL CAP CORE EQUITY FUND/FAIF SMALL CAP CORE FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Small Cap Core Equity Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Small Cap Core Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

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     PRINCIPAL INVESTMENT STRATEGIES:  The Firstar Small Cap Core Equity Fund
invests primarily (at least 65% of its total assets) in equity securities, listed on a national securities exchange or unlisted, of small to medium sized companies that have market capitalizations between $100 million and $2 billion. In addition, the Firstar Small Cap Core Equity Fund may invest a portion of its assets in companies with larger market capitalizations that the Fund believes offer improved growth possibilities because of rejuvenated management, product changes or other developments likely to stimulate earnings or asset growth. The FAIF Small Cap Core Fund will invest primarily (at least 80% of its total assets) in common stocks of companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the S&P SmallCap 600 Index (approximately $41 million to $3.4 billion as of June 29, 2001).

     The Firstar Small Cap Core Equity Fund selects companies based upon such factors as historical and projected earnings, asset value, the potential for price appreciation and earnings growth, and the quality of the products manufactured or the services offered. The Firstar Small Cap Core Equity Fund may emphasize, from time to time, particular companies or market sectors, such as technology. The FAIF Small Cap Core Fund selects companies based upon factors such as above average growth in revenue and earnings, strong competitive position, strong management and sound financial condition.

     Under certain market conditions, both Funds may invest in companies at the time of their initial public offering. The Firstar Small Cap Core Equity Fund may invest up to 25% of its total assets directly in foreign issuers or indirectly through sponsored and unsponsored ADRs and EDRs (not as a principal strategy). The FAIF Small Cap Core Fund may invest up to 25% of its total assets in securities of foreign investors that are either listed on a United States stock exchange or represented by ADRs.

     The Firstar Small Cap Core Equity Fund and FAIF Small Cap Core Fund may also hold, as a temporary defensive measure, up to 100% of its total assets in cash and short-term obligations.

     The Firstar Small Cap Core Equity Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Small Cap Core Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Small Cap Core Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Small Cap Core Fund but not the Firstar Small Cap Core Equity Fund.

     OTHER INVESTMENT POLICIES: Both Funds may borrow money from banks for temporary purposes. The Firstar Small Cap Core Equity Fund limits its borrowing to an amount not to exceed 10% of its total assets while the FAIF Small Cap Core Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3% of its total assets. The Firstar Small Cap Core Equity Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

22. FIRSTAR SCIENCE & TECHNOLOGY FUND/FAIF SCIENCE & TECHNOLOGY FUND

INVESTMENT OBJECTIVES:

     (a) Firstar Science & Technology Fund: Seeks to maximize growth and capital appreciation by investing in equity securities of companies in the science and technology industry. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Science & Technology Fund: Seeks long-term after-tax growth of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: Each Fund invests primarily (at least 65% of the value of its total assets in the case of Firstar Science & Technology Fund and at least 80% of its total assets in the case of FAIF Science & Technology Fund) in equity securities of companies principally engaged in science and technology business activities. Each Fund is non-diversified.

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     The Funds consider science and technology sectors to include companies whose primary business is to provide goods or services in the fields of science (e.g., health and medical) or technology (e.g., computers and communications). The companies that the Funds may invest in include those that (1) make or sell products used in health care; (2) make or sell medical equipment and devices and related technology; (3) make or sell software or information-based services and consulting, communications and related services; (4) design, manufacture or sell electronic components and systems; (5) research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry; (6) develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors; or (7) engage in the development, manufacturing or sale of communications services or communications equipment.

     The Firstar Science & Technology Fund selects securities without regard to market capitalization or the size of the company. The Fund attempts to maintain an acceptable level of risk largely through the use of proprietary fundamental research and "bottom-up" stock selection that considers the following factors:
(1) price/earnings ratios; (2) historical and projected earnings growth rates;
(3) historical sales growth rates; (4) historical return on equity; (5) market capitalization; (6) average daily trading volume; and (7) credit rankings based on nationally recognized statistical rating organizations.

     The FAIF Science & Technology Fund balances investment considerations with tax considerations as part of a strategy to achieve high after-tax returns. The Fund seeks to achieve returns in the form of price appreciation (which is not subject to current tax) and to minimize income distributions and taxable distributions of realized short-term gains (taxed as ordinary income). As a result of its tax-efficient strategy, the Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. Elements of this tax-efficient management strategy includes: (1) investing primarily in lower-yielding growth stocks to minimize taxable dividend income; (2) employing a long-term, low-turnover approach to investing; (3) attempting to avoid net realized short-term gains; (4) selling stocks trading below cost to realize losses (when appropriate) in order to offset realized capital gains that would otherwise have to be distributed to shareholders; (5) selling the highest cost shares when selling appreciated stocks in order to minimize realized capital gains; and (6) selectively using tax-advantaged hedging techniques as an alternative to taxable sales (such as purchased put options, equity collars, equity swaps, covered short sales and the purchase or sale of stock index futures contracts). There can be no assurance, however, that taxable distributions can always be avoided.

     Each Fund may also participate in the initial public offering market.

     Each Fund may invest in small-and mid-capitalization companies. The Firstar Science & Technology Fund may also invest in large-capitalization companies while the FAIF Science & Technology Fund investments may include development stage companies (companies that do not have significant revenues).

     The Firstar Science & Technology Fund may lend portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the FAIF Science & Technology Fund may lend portfolio securities to the extent permitted under the 1940 Act. The FAIF Science & Technology Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Science & Technology Fund but not the Firstar Science & Technology Fund.

     OTHER INVESTMENT POLICIES: To maintain liquidity, the Firstar Science & Technology Fund may invest up to 35% of its assets in high quality U.S. short-term money market instruments, including commercial paper, certificates of deposit, demand and time deposits and bankers' acceptances, U.S. Government securities and repurchase agreements collateralized by U.S. Treasury obligations and U.S. Government agencies. The Firstar Science & Technology Fund may invest up to 100% of its assets in such securities to respond to adverse market, economic, political or other conditions. The FAIF Science & Technology Fund may also invest without limit in cash and in U.S. dollar-denominated high quality money market instruments and other short term securities to respond to adverse economic, political or other conditions.

     Both Funds may purchase put and call options on securities and stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     The Firstar Science & Technology Fund may invest in equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars (not as a principal investment strategy). The Fund may also invest in sponsored and unsponsored ADRs and EDRs. The FAIF Science & Technology Fund may invest up to 25% of its assets in securities of foreign issuers, which are either listed on a United States stock exchange or represented by ADRs.

     Both Funds may borrow money from banks for temporary purposes. The Firstar Science & Technology Fund limits its borrowing in an amount not to exceed
33 1/3% of its total assets while the FAIF Science & Technology Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Science & Technology Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar Science & Technology Fund, as a fundamental restriction, and the FAIF Science & Technology Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar Science & Technology Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

23. FIRSTAR MICROCAP FUND/FAIF MICRO CAP FUND

INVESTMENT OBJECTIVES:

     (a) Firstar MicroCap Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

     (b) FAIF Micro Cap Fund: Seeks growth of capital. This investment objective is not fundamental and may be changed by FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar MicroCap Fund invests at least 65% of its total assets in equity and debt securities of micro capitalization companies (companies with market capitalizations at the time of purchase below $500 million), that, in general, the Fund considers to be well-managed and to have attractive fundamental financial characteristics. The Firstar MicroCap Fund may also invest up to 35% of its assets at the time of purchase in companies with market capitalizations exceeding the median market capitalization of the Russell 2000 Index. The FAIF Micro Cap Fund will invest at least 80% of its total assets in common stocks of micro capitalization companies (companies with market capitalizations at the time of purchase below $500 million). The FAIF Micro Cap Fund will select companies believed to exhibit the potential for superior growth based on such factors as strong management and attractive fundamental financial characteristics.

     Each Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly or through sponsored American Depository Receipts.

     Each Fund may participate in the initial public offering market.

     The Firstar MicroCap Fund may lend portfolio securities in an amount not to exceed 30% of the value of its total assets, while the FAIF Micro Cap Fund may lend its portfolio securities to the extent permitted under the 1940 Act. The FAIF Micro Cap Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) limiting the Fund's portfolio securities lending to 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Micro Cap Fund but not the Firstar MicroCap Fund.

     The Firstar MicroCap Fund and FAIF Micro Cap Fund may acquire securities of unseasoned companies (companies with less than three years of continuous operation) but will not invest more than 20% of the value of its total assets in such securities. The Firstar MicroCap Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks. The Firstar MicroCap Fund may also invest in non-convertible debt and preferred stocks but these obligations must, at the time of purchase, be investment grade or unrated but deemed comparable quality. The Firstar MicroCap Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase (or unrated securities of comparable quality to the rated securities). Both Funds may sell securities short to generate additional investment returns and to protect against price decline of securities in its portfolio.

     Both Funds may invest up to 100% of their total assets in cash and short-term obligations as a temporary defensive measure in response to averse political, economic or other conditions. The Firstar MicroCap Fund's investments in money market investments under normal market conditions is expected to be less than 10% of the Fund's net assets.

     OTHER INVESTMENT POLICIES: Both Funds may purchase put and call options on securities or stock indices to hedge against a decline in the value of the Funds' assets. Neither of the Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. Both Funds may write
(sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     Both Funds may borrow money from banks for temporary purposes. The Firstar MicroCap Fund limits its borrowing in an amount not to exceed 10% of its total assets while the FAIF Micro Cap Index Fund may borrow money to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Micro Cap Fund has a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that provides that the Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar MicroCap Fund, as a fundamental restriction, and the FAIF Micro Cap Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. The Firstar MicroCap Fund may also enter into reverse repurchase agreements. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

24. FIRSTAR REIT FUND/FAIF REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVES:

     (a) Firstar REIT Fund: Seeks to provide above average income and long-term growth of capital. This investment objective is not fundamental and may be changed by the Firstar's Board of Directors without shareholder approval.

     (b) FAIF Real Estate Securities Fund: Seeks to provide above average current income and long-term capital appreciation. This investment objective is not fundamental and may be changed by the FAIF's Board of Directors without shareholder approval upon at least 30 days' advance notice to shareholders.

     PRINCIPAL INVESTMENT STRATEGIES: The Firstar REIT Fund invests primarily in real estate investment trusts ("REITs") plus other real estate related equity securities (including common stock, preferred stock and securities convertible into common stock). Normally, the Fund will invest at least 65% of its total assets in REITs. The Fund primarily purchases REITs with above average income growth rates (compared to other REITs) coupled with low price to income ratios. The Fund invests primarily in equity REITs that invest in office, residential, retail, industrial and specialty properties, although the Fund may also invest in mortgage REITs that invest in real estate mortgages. Real estate related equity securities also include those issued by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations) as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

     The Firstar REIT Fund may invest up to 100% of its assets in high quality U.S. and foreign short-term money market instruments including commercial paper, certificates of deposit, U.S. Government securities, repurchase agreements collateralized by U.S. Government securities and money market funds. The Fund may invest up to 35% of its assets in these securities to maintain liquidity.

     The FAIF Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income-producing common stocks of publicly traded companies engaged in the real estate industry. A majority of the Fund's total assets will be invested in REITs, including equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). The Fund expects to emphasize investments in equity REITs.

     The Firstar REIT Fund and the FAIF Real Estate Securities Fund may lend their portfolio securities in an amount not to exceed 33 1/3% of the value of each of their total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for approval to shareholders a proposal to change the lending limitation to permit the FAIF Real Estate Securities Fund to make loans to the extent permitted under the 1940 Act. The FAIF Board of Directors intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) providing that the FAIF Real Estate Securities Fund may not lend portfolio securities in an amount to exceed 33 1/3% of the value of its total assets. Securities lending is a principal investment strategy of the FAIF Real Estate Securities Fund but not the Firstar REIT Fund.

     OTHER INVESTMENT POLICIES: Both Funds may purchase put and call options on securities or stock indices to hedge against a decline in the value of the Funds' assets in an amount not to exceed 5% of the value of each Fund's total assets. Both Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. Both Funds may engage in futures transactions and options on futures transactions, contracts for the future delivery of securities and options thereon and stock index futures contracts and options thereon to hedge against market risks in an amount not to exceed 33 1/3% of each Fund's total assets.

     The Firstar REIT Fund may invest up to 10% of its assets in foreign equity securities including REITs and purchases of such foreign securities are usually made in foreign currencies. The FAIF Real Estate Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by sponsored or unsponsored ADRs.

     The Firstar REIT Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in an amount not to exceed 5% of its total assets. The FAIF Real Estate Securities Fund may borrow from banks in an amount not to exceed 10% of its total assets. The FAIF Board of Directors has called an August 31, 2001 shareholder meeting to submit for shareholder approval a proposal to change the FAIF borrowing limitation to the extent permitted under the 1940 Act which is currently 33 1/3%. The FAIF Board of Directors, however, intends to adopt a non-fundamental investment restriction (which can be changed in the future by the Board of Directors without shareholder approval) that will continue to provide that the FAIF Real Estate Securities Fund may borrow money for temporary purposes in an amount not to exceed 10% of its total assets. The Firstar REIT Fund, as a fundamental restriction, and the FAIF Real Estate Securities Fund, as a non-fundamental restriction, will not borrow money for leverage purposes. Each Fund may invest up to 25% of its net assets in money market funds advised by Asset Management or any affiliate in accordance with an exemptive application issued by the SEC.

     INVESTMENT ADVISORY SERVICES. Asset Management serves as investment adviser to the FAIF Funds and Firstar Funds and will continue to serve as investment adviser to the FAIF Funds upon consummation of the Reorganization. (Prior to the consolidation of FAAM and FIRMCO into Asset Management on May 2, 2001, FAAM served as investment adviser to the FAIF Funds and FIRMCO served as investment adviser to the Firstar Funds.) Clay Finlay serves as sub-adviser to the FAIF International Fund.

     The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios for each Firstar Fund and its Corresponding FAIF Fund. The table also shows the respective investment advisory and sub-advisory fee rates paid to the investment adviser and sub-adviser after taking into account contractual fee waivers for the Firstar Funds and voluntary fee waivers for the FAIF Funds. The fees for the Firstar Funds are as of March 31, 2001. The fees for the FAIF Funds (both before and after waivers) represent the pro forma annualized advisory fees based upon fee arrangements that will be in place upon consummation of the Reorganization.

                                    TABLE V

              INVESTMENT ADVISORY AND SUB-ADVISORY FEE INFORMATION

                                                                                                         ADVISORY FEES
                                                                                                         BEFORE/AFTER
                                                                                                            WAIVERS
                                                                                                          (PRO FORMA
                                            ADVISORY FEES                                                AFTER GIVING
                                            BEFORE/AFTER                                                 EFFECT TO THE
FIRSTAR FUND                                   WAIVERS      CORRESPONDING FAIF FUND                     REORGANIZATION)
------------                                -------------   -----------------------                     ---------------
Firstar Short-Term Bond Fund                                FAIF Limited Term Income Fund Advisory
  Advisory Fee............................   0.60%/0.34%    Fee.......................................    0.50%/0.17%
-----------------------------------------------------------------------------------------------------------------------
Firstar Intermediate Bond Fund                              FAIF Intermediate Term Income Fund
  Advisory Fee............................   0.50%/0.41%    Advisory Fee..............................    0.50%/0.40%
-----------------------------------------------------------------------------------------------------------------------
Firstar Bond IMMDEX(TM) Fund                                FAIF Bond IMMDEX(TM) Fund (shell) Advisory
  Advisory Fee............................   0.30%/0.30%    Fee.......................................    0.30%/0.18%
-----------------------------------------------------------------------------------------------------------------------
Firstar U.S. Government Securities Fund                     FAIF U.S. Government Securities Fund
  Advisory Fee............................   0.60%/0.53%      (shell) Advisory Fee....................    0.50%/0.42%
-----------------------------------------------------------------------------------------------------------------------
Firstar Aggregate Bond Fund
  Advisory Fee............................   0.50%/0.48%    FAIF Fixed Income Fund Advisory Fee.......    0.50%/0.40%
-----------------------------------------------------------------------------------------------------------------------
Firstar Strategic Income Fund
  Advisory Fee............................   0.95%/0.83%    FAIF Corporate Bond Fund Advisory Fee.....    0.70%/0.41%
-----------------------------------------------------------------------------------------------------------------------
Firstar Tax-Exempt Intermediate Bond Fund                   FAIF Intermediate Tax Free Fund Advisory
  Advisory Fee............................   0.50%/0.49%    Fee.......................................    0.50%/0.41%
-----------------------------------------------------------------------------------------------------------------------
Firstar Missouri Tax-Exempt Bond Fund                       FAIF Missouri Tax Free Fund (shell)
  Advisory Fee............................   0.45%/0.45%      Advisory Fee Aggregate..................    0.50%/0.38%
-----------------------------------------------------------------------------------------------------------------------
Firstar National Municipal Bond Fund
  Advisory Fee............................   0.55%/0.55%    FAIF Tax Free Fund Advisory Fee...........    0.50%/0.37%
-----------------------------------------------------------------------------------------------------------------------
Firstar Balanced Income Fund
  Advisory Fee............................   0.75%/0.68%    FAIF Balanced Fund Advisory Fee...........    0.65%/0.46%
-----------------------------------------------------------------------------------------------------------------------
Firstar Balanced Growth Fund
  Advisory Fee............................   0.75%/0.70%    FAIF Balanced Fund Advisory Fee...........    0.65%/0.46%
-----------------------------------------------------------------------------------------------------------------------
Firstar Growth & Income Fund                                FAIF Growth & Income Fund (shell) Advisory
  Advisory Fee............................   0.75%/0.75%    Fee.......................................    0.65%/0.59%
-----------------------------------------------------------------------------------------------------------------------

                                                                                                         ADVISORY FEES
                                                                                                         BEFORE/AFTER
                                                                                                            WAIVERS
                                                                                                          (PRO FORMA
                                            ADVISORY FEES                                                AFTER GIVING
                                            BEFORE/AFTER                                                 EFFECT TO THE
FIRSTAR FUND                                   WAIVERS      CORRESPONDING FAIF FUND                     REORGANIZATION)
------------                                -------------   -----------------------                     ---------------
Firstar Equity Income Fund
  Advisory Fee............................   0.75%/0.65%    FAIF Equity Income Fund Advisory Fee......    0.65%/0.58%
-----------------------------------------------------------------------------------------------------------------------
Firstar Relative Value Fund                                 FAIF Relative Value Fund (shell) Advisory
  Advisory Fee............................   0.75%/0.66%    Fee.......................................    0.65%/0.58%
-----------------------------------------------------------------------------------------------------------------------
Firstar Equity Index Fund
  Advisory Fee............................   0.25%/0.16%    FAIF Equity Index Fund Advisory Fee.......    0.25%/0.06%
-----------------------------------------------------------------------------------------------------------------------
Firstar Large Cap Core Equity Fund                          FAIF Large Cap Core Fund (shell) Advisory
  Advisory Fee                               0.75%/0.74%      Fee.....................................    0.65%/0.58%
-----------------------------------------------------------------------------------------------------------------------
Firstar Large Cap Growth Fund                               FAIF Capital Growth Fund (shell) Advisory
  Advisory Fee............................   0.95%/0.86%    Fee.......................................    0.65%/0.53%
-----------------------------------------------------------------------------------------------------------------------
Firstar International Value
  Advisory Fee............................   1.34%/1.15%    FAIF International Fund Advisory Fee......    1.10%/1.05%
  Sub-Advisory Fee........................   0.25%/0.25%    Sub-Advisory Fee..........................    0.25%/0.25%
  (paid by Adviser)                                         (paid by Adviser)
-----------------------------------------------------------------------------------------------------------------------
Firstar International Growth Fund
  Advisory Fee............................   1.00%/0.94%    FAIF International Fund Advisory Fee......    1.10%/1.05%
  Sub-Advisory Fee........................   0.75%/0.75%    Sub-Advisory Fee..........................    0.25%/0.25%
  (paid by Adviser)                                         (paid by Adviser)
-----------------------------------------------------------------------------------------------------------------------
Firstar MidCap Index Fund                                   FAIF Mid Cap Index Fund (shell) Advisory
  Advisory Fee............................   0.25%/0.23%    Fee.......................................    0.25%/0.14%
-----------------------------------------------------------------------------------------------------------------------
Firstar MidCap Core Equity Fund                             FAIF Mid Cap Core Fund (shell) Advisory
  Advisory Fee............................   0.75%/0.74%    Fee.......................................    0.70%/0.62%
-----------------------------------------------------------------------------------------------------------------------
Firstar Small Cap Index Fund                                FAIF Small Cap Index Fund (shell) Advisory
  Advisory Fee............................   0.40%/0.40%    Fee.......................................    0.40%/0.35%
-----------------------------------------------------------------------------------------------------------------------
Firstar Small Cap Core Equity Fund                          FAIF Small Cap Core Fund (shell) Advisory
  Advisory Fee............................   0.75%/0.75%    Fee.......................................    0.70%/0.65%
-----------------------------------------------------------------------------------------------------------------------
Firstar Science & Technology Fund                           FAIF Science & Technology Fund (shell)
  Advisory Fee............................   1.05%/1.05%    Advisory Fee..............................    0.70%/0.45%
-----------------------------------------------------------------------------------------------------------------------
Firstar MicroCap Fund                                       FAIF Micro Cap Fund (shell) Advisory
  Advisory Fee............................   1.50%/1.44%    Fee.......................................    1.40%/1.36%
-----------------------------------------------------------------------------------------------------------------------
Firstar REIT Fund                                           FAIF Real Estate Securities Fund Advisory
  Advisory Fee............................   0.75%/0.60%    Fee.......................................    0.70%/0.54%
-----------------------------------------------------------------------------------------------------------------------

     In addition to the compensation stated above, Asset Management is entitled to 4/10ths of the gross income earned by each Firstar Fund (other than the Firstar Tax-Exempt Intermediate Bond Fund and the Firstar MidCap Index Fund) on each loan of its portfolio securities, excluding capital gains or losses, if any. Also, in connection with lending their portfolio securities, the FAIF Funds pay administrative and custodial fees to U.S. Bank National Association which are equal to 40% of the FAIF Funds' income from these securities lending transactions.

ADMINISTRATION AGREEMENTS

     Firstar has entered into an Administration Agreement (the "Administration Agreement") with Firstar Mutual Fund Services, LLC ("FMFS"). Under the Administration Agreement, FMFS provides various administrative, accounting and corporate secretarial services to the Firstar Funds. FMFS is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of

Firstar's first $2 billion of average aggregate daily net assets, plus 0.10% of Firstar's average aggregate daily net assets in excess of $2 billion.

     FAIF has entered into an Administration Agreement with U.S. Bank National Association. Under the Administration Agreement, U.S. Bank National Association provides various administrative, accounting and corporate secretarial services to the FAIF Funds. U.S. Bank National Association is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.12% of the first $8 billion of the combined average aggregate daily net assets of the open-end mutual funds of FAIF, FAF, FASF and First American Insurance Portfolios, Inc. (together, the "First American Fund Family"), plus 0.105% of the First American Fund Family's combined average aggregate daily net assets in excess of $8 billion.

     Effective at the time of the Reorganization, FAIF will enter into an Administration Agreement with Asset Management and FMFS. Under the Administration Agreement, Asset Management and FMFS (together, the "Co-Administrators") will provide various administrative, accounting, transfer agency and corporate secretarial services to the FAIF Funds. The Co-Administrators will be entitled to receive a fee for their administrative services, computed daily and payable monthly based on the combined average daily net assets of the First American Fund Family and on the following fee schedule:

FIRST AMERICAN FUND FAMILY ASSETS
UNDER MANAGEMENT (IN BILLIONS)                                FAIF
---------------------------------                             -----
First $8 billion............................................   0.25%
Next $17 billion............................................  0.235%
Next $25 billion............................................   0.22%
Assets over $50 billion.....................................   0.20%

     FAIF will be charged an administrative fee calculated by multiplying the total of all First American Fund Family assets under management by the above fee schedule. The product of such calculation is then multiplied by a fraction, the numerator of which will be FAIF's total assets and the denominator of which will be the total assets of the First American Fund Family. FAIF's total administrative fee will then be allocated among each share class of each FAIF Fund proportionally based on net asset value ("NAV") per share.

OTHER SERVICE PROVIDERS FOR THE FIRSTAR FUNDS AND FAIF FUNDS

     FAIF and Firstar have different administrators, transfer agents, custodians, distributors and independent accountants. Upon completion of the Reorganization, FAIF plans to engage Quasar Distributors, LLC as FAIF's distributor, Asset Management and FMFS as FAIF's co-administrators and FMFS as FAIF's transfer agent (as part of the Administration Agreement). In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                         FIRSTAR                     FAIF PRE-REORGANIZATION   FAIF POST-REORGANIZATION
                         -------                     -----------------------   ------------------------
Distributor              Quasar Distributors, LLC     SEI Investments          Quasar Distributors, LLC
                                                      Distribution Co.
Administrator            Firstar Mutual Fund          U.S. Bank National       Asset Management and Firstar
                         Services, LLC                Association              Mutual Fund Services, LLC
Transfer Agent           Firstar Mutual Fund          U.S. Bank National       Firstar Mutual Fund Services, LLC
                         Services, LLC                Association
Custodian                Firstar Bank, N.A.           U.S. Bank National       U.S. Bank National Association
                                                      Association
Independent Accountants  PricewaterhouseCoopers LLP   Ernst & Young, LLP       Ernst & Young, LLP

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR FIRSTAR

     Retail A Shares. Each Firstar Fund offers Retail A Shares. Retail A Shares of each Firstar Fund charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for each Firstar Fund's Retail A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Class A Shares of the Corresponding FAIF Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds."

     Firstar has adopted a Distribution and Service Plan for Retail A Shares of the Firstar Funds. Firstar also has adopted a Service Plan for Retail A Shares of the Firstar Funds. Under each of these Plans, Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail A Shares covered by their respective agreements for distribution and/or shareholder support services, as the case may be. Fees under both Plans with respect to a particular Fund will not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Firstar Funds do not intend to pay distribution (12b-1) fees with respect to Retail A Shares during the current fiscal year. Shareholder support services provided under the Plans may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail A Shares; providing sub-accounting services; and forwarding sales literature and advertising.

     Retail B Shares. Each Firstar Fund, other than the Firstar Short-Term Bond Fund, Firstar Intermediate Bond Fund, Firstar Tax-Exempt Intermediate Bond Fund, Firstar Missouri Tax Exempt Bond Fund and Firstar National Municipal Bond Fund, offers Retail B Shares. Retail B Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% contingent deferred sales charge ("CDSC") assessed on Retail B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Retail B Shares of Firstar Funds purchased before the effective time of the Reorganization automatically convert to Class A Shares of the Corresponding FAIF Fund after six years of purchase and no CDSC will be charged for shares sold in the sixth year. Class B Shares of the Corresponding FAIF Fund purchased after the effective time of the Reorganization automatically convert to Class A Shares of such Fund after eight years of purchase. See "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds -- Sales Charges, Reduction of Sales Charges and Exemptions." Class B Shares of the FAIF Funds received in exchange for Retail B Shares at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase and will be subject to Firstar's current CDSC schedule (see sales charge table below). Class B Shares purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years and will be subject to FAIF's current CDSC schedule (see sales charge table below).

     Firstar has also adopted a Distribution and Service Plan for Retail B Shares pursuant to which (i) Firstar's distributor is entitled to receive fees from a Firstar Fund at an annual rate of up to 0.75% of the average daily net asset value of the Retail B Shares for distribution services with respect to the Retail B Shares, and (ii) Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements for shareholder liaison services. Shareholder liaison services may include responding to customers' inquiries and providing information on their investments, and other personal and account maintenance services within NASD Rules.

     Firstar has adopted a Service Plan for Retail B Shares pursuant to which Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements, for shareholder support services. Shareholder support services provided under the Plan may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail B Shares; providing sub-accounting services; and forwarding sales literature and advertising.

     Institutional Shares. Each Firstar Fund offers Institutional Shares. Institutional Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

     Class Y Shares. Each Firstar Fund offers Class Y Shares. Class Y Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

     Firstar has adopted a Service Plan for Class Y Shares pursuant to which Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class Y Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Class Y Shares; providing sub-accounting services; and forwarding sales literature and advertising.

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR FAIF

     Class A Shares. Each FAIF Fund offers Class A Shares. Class A Shares of each FAIF Fund charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for each FAIF Fund's Class A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Retail A Shares of the corresponding Firstar Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds."

     FAIF has adopted a Distribution Plan for Class A Shares which provides that a Fund may pay FAIF's distributor a fee of up to 0.25% of the average daily net assets attributable to Class A Shares which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. For net asset value sales of Class A Shares on which the institution receives a commission, the institution does not begin to receive its shareholder servicing fee until one year after such Class A Shares are sold. The Distribution Plan provides that all or any portion of the total 0.25% fee may be payable as a shareholder servicing fee and all or any portion of such total fee may be payable as a distribution fee, as determined from time to time by FAIF's Board of Directors. Until further action by FAIF's Board of Directors, all of the 0.25% fee is designated and payable as a shareholder servicing fee.

     Class B Shares. Each FAIF Fund, except the FAIF Limited Term Income Fund, FAIF Intermediate Term Income Fund, FAIF Intermediate Tax Free Fund, FAIF Missouri Tax Free Fund and FAIF Tax Free Fund, offers Class B Shares. Class B Shares are sold at net asset value without imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% CDSC assessed on Class B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Class B Shares of a FAIF Fund automatically convert to Class A Shares of the same Fund eight years after purchase. See "Shareholder Transactions and Services of the Firstar Funds and FAIF Funds -- Sales Charges, Reduction of Sales Charges and Exemptions." Class B Shares of the FAIF Fund received in exchange for Retail B Shares at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase and will be subject to Firstar's current CDSC schedule (see sales charge table below). Class B Shares purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years and will be subject to FAIF's current CDSC schedule (see below).

     FAIF has adopted a Distribution Plan for Class B Shares which provides that a Fund may pay FAIF's distributor a distribution fee up to 0.75% of the average daily net assets attributable to Class B Shares, which the distributor retains to finance the payment of sales commissions to institutions which sell Class B Shares. Distribution services and expenses includes compensating dealers for sales of Class B Shares, payments for other advertising and promotional expenses, preparation and distribution of sales literature and expenses incurred in connection with the costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors. The Distribution Plan for Class B Shares further provides that a Fund may pay the distributor a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class B Shares, which the distributor can use to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The Service Plan provides compensation for personal, ongoing servicing and/or maintenance of shareholder accounts, including administrative or accounting services.

     Class Y Shares. Each FAIF Fund offers Class Y Shares. Class Y Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption. Class Y Shares are not subject to any 12b-1 (distribution) or shareholder servicing fees.

     Class S Shares. Each FAIF Fund, except the FAIF Intermediate Tax Free Fund, FAIF Missouri Tax Free Fund and FAIF Tax Free Fund, offers Class S Shares. Class S Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

     Class S Shares are subject to a shareholder servicing fee up to 0.25% of the average daily net assets attributable to Class S Shares. The distributor can use the shareholder servicing fee to compensate investment professionals, participating institutions and "one stop" mutual fund networks (institutions) for providing ongoing shareholder services to shareholder accounts. The shareholder servicing fee may be used to provide ongoing service and/or maintenance of shareholder accounts including administrative or accounting services.

SHAREHOLDER TRANSACTIONS AND SERVICES OF THE FIRSTAR FUNDS AND THE CORRESPONDING FAIF FUNDS

     This section compares the shareholder transactions and services of the Firstar Funds and their Corresponding FAIF Funds. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

  A. Sales Charges, Reduction of Sales Charges and Exemptions

     Firstar Institutional and Y Shares; FAIF Class Y and Class S
Shares. Institutional and Y Shares of the Firstar Funds and Class Y and Class S Shares of the FAIF Funds are offered at net asset value per share with no front-end or contingent deferred sales charges.

     Firstar Retail A Shares and FAIF Class A Shares. Retail A Shares of Firstar Funds and Class A Shares of FAIF Funds are sold at the Fund's net asset value per share, plus an applicable front-end sales charge. There is a maximum sales charge of 5.50% of the offering price per share on Retail A Shares of the Firstar Equity Funds and Class A Shares of the FAIF Equity Funds. There is a maximum sales charge of 4.25% of the offering price per share on Retail A Shares of Firstar's Long Taxable Bond and Long Tax Free Bond Funds and Class A Shares of FAIF's Long Taxable Bond and Long Tax Free Bond Funds. There is a maximum sales charge of 2.25% on Retail A Shares of Firstar's Short/Intermediate Taxable Bond and Tax Free Bond Funds and Class A Shares of FAIF's Short/Intermediate Taxable Bond and Tax Free Bond Funds. Sales charges on Firstar's Retail A Shares and FAIF's Retail A Shares are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

     FIRSTAR AND FAIF EQUITY FUNDS:

                               SALES CHARGE AS A    SALES CHARGE AS A     SHAREHOLDER ORGANIZATION
AMOUNT OF TRANSACTION            PERCENTAGE OF        PERCENTAGE OF      REALLOWANCE AS A PERCENTAGE
AT OFFERING PRICE               OFFERING PRICE       NET ASSET VALUE         OF OFFERING PRICE*
---------------------          -----------------    -----------------    ---------------------------
Less than $50,000............        5.50%                5.82%                     5.00%
$50,000 to $99,999...........        4.50%                4.71%                     4.00%
$100,000 to $249,999.........        3.50%                3.63%                     3.25%
$250,000 to $499,999.........        2.50%                2.56%                     2.25%
$500,000 to $999,999.........        2.00%                2.04%                     1.75%
$1,000,000 and above.........        0.00%                0.00%                     0.00%

     LONG TAXABLE BOND AND LONG TAX FREE BOND FUNDS: FIRSTAR BOND IMMDEX(TM), FIRSTAR U.S. GOVERNMENT SECURITIES, FIRSTAR AGGREGATE BOND, FIRSTAR STRATEGIC INCOME, FIRSTAR MISSOURI TAX-EXEMPT BOND, FIRSTAR NATIONAL MUNICIPAL BOND, FAIF BOND IMMDEX(TM), FAIF U.S. GOVERNMENT SECURITIES, FAIF FIXED INCOME, FAIF CORPORATE BOND, FAIF MISSOURI TAX FREE AND FAIF TAX FREE FUNDS.

                               SALES CHARGE AS A    SALES CHARGE AS A     SHAREHOLDER ORGANIZATION
AMOUNT OF TRANSACTION            PERCENTAGE OF        PERCENTAGE OF      REALLOWANCE AS A PERCENTAGE
AT OFFERING PRICE               OFFERING PRICE       NET ASSET VALUE         OF OFFERING PRICE*
---------------------          -----------------    -----------------    ---------------------------
Less than $50,000............        4.25%                4.44%                     4.00%
$50,000 to $99,999...........        4.00%                4.17%                     3.75%
$100,000 to $249,999.........        3.50%                3.63%                     3.25%
$250,000 to $499,999.........        2.50%                2.56%                     2.25%
$500,000 to $999,999.........        2.00%                2.04%                     1.75%
$1,000,000 and above.........        0.00%                0.00%                     0.00%

     SHORT/INTERMEDIATE TAXABLE BOND AND INTERMEDIATE TAX FREE BOND
     FUNDS: FIRSTAR SHORT-TERM BOND, FIRSTAR INTERMEDIATE BOND, FIRSTAR TAX-EXEMPT INTERMEDIATE BOND, FAIF LIMITED TERM INCOME, FAIF INTERMEDIATE TERM INCOME AND FAIF INTERMEDIATE TAX FREE FUNDS.

                               SALES CHARGE AS A    SALES CHARGE AS A     SHAREHOLDER ORGANIZATION
AMOUNT OF TRANSACTION            PERCENTAGE OF        PERCENTAGE OF      REALLOWANCE AS A PERCENTAGE
AT OFFERING PRICE               OFFERING PRICE       NET ASSET VALUE         OF OFFERING PRICE*
---------------------          -----------------    -----------------    ---------------------------
Less than $50,000............        2.25%                2.30%                     2.00%
$50,000 to $99,999...........        2.00%                2.04%                     1.75%
$100,000 to $249,999.........        1.75%                1.78%                     1.50%
$250,000 to $499,999.........        1.25%                1.27%                     1.00%
$500,000 to $999,999.........        1.00%                1.01%                     0.75%
$1,000,000 and above.........        0.00%                0.00%                     0.00%

---------------
* The amount of the sales load that the Distributor may provide to the shareholder organization.

     You only pay a sales charge when you buy shares, except as set forth below. The Distributor may reallow the entire sales charge to certain shareholder organizations and the amount reallowed may change periodically. To the extent that 90% or more of the sales charge is reallowed, shareholder organizations may be deemed to be underwriters under the Act.

     There is no initial sales charge on Firstar Retail A or FAIF Class A Share purchases of $1 million or more. However, an investor's investment professional or financial institution may receive a commission of up to 1% on the purchase. Retail A Share purchases or FAIF Class A Share purchases of $1 million or more may be assessed a contingent deferred sales charge (CDSC) of 1% if Firstar Retail A Shares or FAIF Class A Shares are sold within 18 months of purchase. Purchases through wrap accounts, exchanges or other programs that already offer shares of the Funds at net asset value are not subject to this CDSC.

     To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The Distributor receives any CDSC imposed when you sell your Retail A Shares or Class A Shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Firstar's Retail A Shares or FAIF's Class A Shares will be waived for:

     - redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder;

     - redemptions that equal the minimum require distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2;

     - redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31; and

     - redemptions required as a result of over contribution to an IRA plan.

These are the only waivers that apply to any CDSC charged with respect to Retail A Shares or Class A Shares.

     The public offering price for Retail B Shares of Firstar's Equity and Bond Funds and Class B Shares of FAIF's Equity and Bond Funds is the net asset value of such shares purchased. Although investors pay no front-end sales charge on purchases of Firstar's Retail B Shares and FAIF's Class B Shares, such shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. After six years, Firstar's Retail B Shares will convert to Retail A Shares. After eight years, FAIF's Class B Shares will convert to Class A Shares. Holders of Firstar's Retail B Shares who receive FAIF Class B Shares in connection with the Reorganization, will be charged a CDSC based on the Firstar CDSC schedule set forth below and their FAIF Class B Shares will convert to Class A Shares after six years. FAIF Class B Shares purchased after the effective time of the Reorganization will be charged a CDSC according to the FAIF CDSC schedule set forth below and their Class B Shares will convert to Class A Shares after eight years.

     FIRSTAR:

NUMBER OF YEARS                                           CONTINGENT DEFERRED SALES CHARGE
ELAPSED SINCE PURCHASE                              (AS % OF DOLLAR AMOUNT SUBJECT TO THE CHARGE)
----------------------                              ---------------------------------------------
Less than one.....................................                      5.00%
At least one but less than two....................                      4.00%
At least two but less than three..................                      3.00%
At least three but less than four.................                      3.00%
At least four but less than five..................                      2.00%
At least five but less than six...................                      1.00%
At least six......................................                       None

     FAIF:

YEAR/(MONTHS)                                             CONTINGENT DEFERRED SALES CHARGE
ELAPSED SINCE PURCHASE                              (AS % OF DOLLAR AMOUNT SUBJECT TO THE CHARGE)
----------------------                              ---------------------------------------------
First (1 - 12 months).............................                     5.00%
Second (13 - 24 months)...........................                     5.00%
Third (25 - 36 months)............................                     4.00%
Fourth (37 - 48 months)...........................                     3.00%
Five (49 - 60 months).............................                     2.00%
Six (61 - 72 months)..............................                     1.00%
Seven (73 - 84 months)............................                      None
Eight (85 - 96 months)............................                      None

     The sales charge on Firstar Retail A Shares and FAIF Class A Shares may be reduced through:

     1) Rights of Accumulation

        a. Firstar Retail A Shares

     In calculating the appropriate sales charge rate, the right allows investors to add the value of the Retail A Shares of the non-money market fund they already own, as well as the value of Class A Shares of any First American Fund (except money market funds), to the amount they are currently purchasing. Investors will receive credit for either the original purchase price or the current net asset value of the other Class A and/or Retail A Shares held at the time of purchase, whichever is greater. To receive a reduced sales charge, investors must notify the Fund of prior purchases. This must be done at the time of purchase, either directly with the Fund in writing or by notifying the investor's professional or financial institution.

        b. FAIF Class A Shares

     In calculating the appropriate sales charge rate, the right allows investors to add the value of Class A Shares of any non-money market First American Fund they already own, as well as the value of Retail A Shares of any non-money market Firstar Fund, to the amount they are currently purchasing. Investors will receive credit for either the original purchase price or the current net asset value of the other Class A and/or Retail Shares held at the time of purchase, whichever is greater. To receive a reduced sales charge, investors must notify the Fund of prior purchases. This must be done at the time of purchase, either directly with the Fund in writing or by notifying the investor's investment professional or financial institution.

     2) Letter of Intent

        a. Firstar Retail A Shares

     An investor can purchase Retail A Shares of any Firstar non-money market fund A Shares or Class A Shares of any First American non-money market fund that charges a sales load over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at once. The investor may obtain the reduced sales charge by means of a written Letter of Intent which expresses a non-binding commitment to invest in the aggregate $50,000 or more in Firstar non-money market fund Retail A Shares or Class A Shares of any First American non-money market fund. The transfer agent will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent.

        b. FAIF Class A Shares

     An investor can purchase Class A Shares of any First American non-money market fund or Retail A Shares of any Firstar non-money market fund that charges a sales load over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at once. The investor may obtain the reduced sales charge by means of a written Letter of Intent which expresses a non-binding commitment to invest in the aggregate $50,000 or more in First American non-money market fund Class A Shares or Retail A Shares of any Firstar non-money market fund. The custodian will hold in escrow a percentage (in shares) equal to the maximum sales charge rate of the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

     3) Quantity Discounts

        a. Firstar Retail A Shares

     As the dollar amount of an investor's purchase increases, their sales charge may decrease (see the sales charge table above). For purposes of applying the Rights of Accumulation and Letter of Intent privileges, the sales charge schedule applies to the combined purchases for Retail A Shares of any Firstar non-money market fund and Class A Shares of any First American non-money market fund made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefits of the persons listed below (See "Waivers -- Firstar Retail A Shares and FAIF Class A Shares").

        b. FAIF Class A Shares

     As the dollar amount of an investor's purchase increases, the sales charge may decrease (see the sales charge table above). In addition, FAIF will combine concurrent and prior purchases of Class A Shares of any First American non-money market fund and/or Retail A Shares of any Firstar non-money market fund by certain other accounts also will be combined with an investor's purchase to determine the sales charge. For example, purchases made by an investor's spouse or children under age 21 will reduce the sales charge. To receive a reduced sales charge, an investor must notify the Fund of purchases by any related accounts. This must be done at the time of purchase, either directly with the Fund in writing or by notifying your investment professional or financial institution.

     4) Reinstatement Privilege

        a. Firstar Retail A Shares

     Firstar investors can reinvest some or all of the money that they receive when they sell shares of any Firstar Fund or Class A Shares of any First American Fund in Retail A Shares of any other Firstar Fund or in Class A Shares of any First American Fund within 180 days without paying a sales charge, as long as the investor notifies the transfer agent or shareholder organization at the time of the investor's reinvestment.

        b. FAIF Class A Shares

     An investor that sells Class/Retail A Shares of a First American Fund or Firstar Fund may reinvest in Class/Retail A Shares of that fund or another First American Fund or Firstar Fund within 180 days without a sales charge. To reinvest in A Shares at net asset value (without paying a sales charge), an investor must notify the Fund directly in writing or notify your investment professional or financial institution.

     5) Firstar Retail A Shares and FAIF Class A Shares

     No sales charge will be assessed on purchases of Firstar's Retail A Shares and FAIF's Class A Shares made by:

FIRSTAR                                                       FAIF
-------                                                       ----
(1) the adviser, sub-adviser, any of        (1) the adviser, sub-adviser, any of
their affiliates or any of their or         their affiliates or any of their or
Firstar Fund's officers, directors,         FAIF's officers, directors, employees,
employees, retirees, registered             retirees, sales representatives and
representatives or partners;                partners;
(2) registered representatives of any       (2) registered representatives of any
broker-dealer authorized to sell Fund       broker- dealer authorized to sell Fund
shares;                                     shares;
(3) full time employees of Firstar          (3) full time employees of FAIF's
Fund's general counsel;                     general counsel;
(4) immediate family members of any         (4) immediate family members of
person in (1)(2)(3) (i.e., parent,          (1)(2)(3) (i.e., parent, child, spouse,
child, spouse, sibling, step or adopted     sibling, step or adopted relationships,
relationships, and UTMA accounts naming     and UTMA accounts naming qualifying
qualifying persons);                        persons;
(5) purchases by fee-based registered       (5) purchases by fee-based registered
investment advisers, financial planners     investment advisers, financial planners
and registered broker-dealers who are       and registered broker-dealers who are
purchasing shares on behalf of their        purchasing shares on behalf of their
customers or by purchasers through          customers and by purchasers through
"one-stop" mutual fund networks through     "one-stop" mutual fund networks through
which the Funds are made available;         which the Funds are made available;
(6) investors participating in              (6) investors participating in asset
asset-allocation "wrap" accounts offered    allocation "wrap" accounts offered by
by the Adviser or any of its affiliates     the Adviser or any of its affiliates,
or retirement and deferred                  and by retirement and deferred

FIRSTAR                                                       FAIF
-------                                                       ----
compensation plans and the trust used to    compensation plans and the trust used to
fund such plans (including, but not         fund such plans (including, but not
limited to, those defined in Sections       limited to, those defined in Sections
401(k), 403(b) and 457 of the Internal      401(k), 403(b), and 457 of the Internal
Revenue Code as "rabbi trusts"), which      Revenue Code as "rabbi trusts"), which
plans and trust purchase through            plans and trust purchase through
"one-stop" mutual fund networks;            "one-stop" mutual fund networks;
(7) purchases through 401(k), 403(b) and    (7) purchases through 401(k), 403(b),
457 plans, or Profit Sharing and Pension    and 457 plans, and Profit Sharing and
plans, which have 200 or more eligible      Pension plans, which have 200 or more
participants; and                           eligible participants; and
(8) purchases for a medical savings         (8) purchases for an investor's medical
account for which U.S. Bank or an           savings account for which U.S. Bank or
affiliate serves in a custodial             affiliate serves in a custodial
capacity.                                   capacity.

     6) Waivers -- Firstar Retail B Shares and FAIF Class B Shares

     When Firstar Retail B Shares and FAIF Class B Shares are redeemed, shares that are not subject to a CDSC are redeemed first, followed by the shares that have been held the longest. A CDSC will not be assessed on either Retail B Shares or Class B Shares purchased through reinvestment of dividends or capital gains distributions. Contingent deferred sales charges for Firstar's Retail B Shares and First American Class B Shares are also waived for the following reasons:

                FIRSTAR                                       FAIF
                -------                                       ----
(1) certain exchanges of Firstar shares     (1) the redemption follows the death or
described below;                            disability (as defined in the Code) of a
                                            shareholder;
(2) the redemption is in connection with    (2) the redemption equals the minimum
shares sold for certain retirement          required distribution from an individual
distributions or because of disability      retirement account or other retirement
or death;                                   plan to a shareholder who has reached
                                            the age of 70 1/2; and
(3) the redemption is effected pursuant     (3) the redemption is made through a
to Firstar's right to liquidate a           systematic withdrawal plan, at a rate of
shareholder's account if the aggregate      up to 12% a year of the shareholder's
net asset value of Retail B Shares held     account value. During the first year,
in the account is less than Firstar's       the 12% annual limit will be based on
minimum account balance;                    the value of a shareholder's account on
                                            the date the plan is established.
                                            Thereafter, it will be based on the
                                            value of an account on the preceding
                                            December 31.
(4) the redemption results from certain
tax free returns from IRAs of
contributions pursuant to Section
408(d)(4) or (5) of the Code;
(5) the redemption is made pursuant to
the systematic withdrawal plan
(discussed below);
(6) the redemption is in connection with
the combination of a Firstar Fund with
any other investment company registered
under the 1940 Act by merger,
acquisition of assets, or by any other
transaction;

                FIRSTAR
                -------
(7) the redemption is in connection with
required (or, in some cases,
discretionary) distributions to
participants or beneficiaries of an
employee pension, profit sharing or
other trust or qualified retirement or
Keogh plan, individual retirement
account or custodial account maintained
pursuant to Section 403(b)(7) of the
Internal Revenue Code due to death,
disability or the attainment of a
specified age; and
(8) the shareholder received shares of a
Fund as part of the Firstar-Stellar
reorganization, Firstar-Mercantile
reorganization and/or Firstar-Select
reorganization and, prior to the
reorganization, was qualified to redeem
shares without a sales load at net asset
value and continuously owned shares of
the Fund since that reorganization.

     B. Purchase Policies

     The following chart compares the existing purchase policies of the Firstar Funds and the FAIF Funds.

                                             FIRSTAR FUNDS:                  FAIF FUNDS:
                                       INSTITUTIONAL AND Y SHARES    CLASS Y AND CLASS S SHARES
                                       --------------------------    --------------------------
Minimum Initial Investment             No minimum investment.        No minimum investment.

                                              FIRSTAR FUNDS:                  FAIF FUNDS:
                                       RETAIL A AND RETAIL B SHARES   CLASS A AND CLASS B SHARES
                                       ----------------------------   --------------------------
Minimum Initial Investment             $1,000 for a regular account   $1,000 for a regular
                                       ($250 for a retirement plan    account ($250 for a
                                       or a Uniform Gifts to Minors   retirement plan or a
                                       Act/Uniform Transfers to       Uniform Gifts to Minors
                                       Minors Act (UGMA/UTMA)         Act/Uniform Transfers to
                                       account).                      Minors Act (UGMA/UTMA)
                                                                      account).

                                             FIRSTAR FUNDS:                  FAIF FUNDS:
                                       INSTITUTIONAL AND Y SHARES    CLASS Y AND CLASS S SHARES
                                       --------------------------    --------------------------
Minimum Subsequent Investments         None.                         None.

                                              FIRSTAR FUNDS:                  FAIF FUNDS:
                                       RETAIL A AND RETAIL B SHARES   CLASS A AND CLASS B SHARES
                                       ----------------------------   --------------------------
Minimum Subsequent Investments         $100 for a regular account     $100 for a regular account
                                       ($25 for a retirement plan     ($25 for a retirement plan
                                       or an UGMA/UTMA account).      or an UGMA/UTMA account).

                                             FIRSTAR FUNDS:                  FAIF FUNDS
                                       INSTITUTIONAL AND Y SHARES    CLASS Y AND CLASS S SHARES
                                       --------------------------    --------------------------
Purchase Methods                       Purchases are effected        Follow established
                                       pursuant to a customer's      procedures of customer's
                                       account at Firstar Bank,      financial institution.
                                       N.A. Trust Department or at   Purchases must be paid by
                                       another chosen institution    wire transfer.
                                       or broker-dealer pursuant
                                       to procedures established
                                       in connection with the
                                       requirements of the
                                       account.

                                              FIRSTAR FUNDS:                  FAIF FUNDS:
                                       RETAIL A AND RETAIL B SHARES   CLASS A AND CLASS B SHARES
                                       ----------------------------   --------------------------
Purchase Methods                       Through a shareholder          Through your investment
                                       organization; by mail;         professional or financial
                                       automatically through the      institution; by wire; by
                                       Periodic Investment Plan and   mail; by telephone; and
                                       ConvertiFund account; by       through an automatic
                                       telephone; by wire; and by     investment plan.
                                       Internet (except for initial
                                       purchases).

     C. Redemption Procedures

                                             FIRSTAR FUNDS:                  FAIF FUNDS:
                                       INSTITUTIONAL AND Y SHARES       CLASS Y AND S SHARES
                                       --------------------------       --------------------
Through a broker-dealer, other         Yes                           Yes
financial organization, or
shareholder organization
By mail; telephone; wire; or           Follow established            Follow established
internet                               procedures of customer's      procedures of customer's
                                       financial institution.        financial institution.
By systematic withdrawal plan          No                            No
Checkwriting feature                   No                            No

                                              FIRSTAR FUNDS:                  FAIF FUNDS:
                                       RETAIL A AND RETAIL B SHARES   CLASS A AND CLASS B SHARES
                                       ----------------------------   --------------------------
Through a broker-dealer, investment    Yes                            Yes
professional other financial
organization, or shareholder
organization
By mail                                Yes (a signature guarantee     Yes (a signature guarantee
                                       may be required)               may be required)
By telephone                           Yes                            Yes ($50,000 phone
                                                                      redemption maximum per day)
By wire                                No                             Yes (if the proceeds are at
                                                                      least $1,000 and you have
                                                                      previously supplied your
                                                                      bank account information to
                                                                      the fund).
By systematic withdrawal plan          Yes ($5,000 account minimum    Yes ($5,000 account
                                       and $50 minimum per            minimum).
                                       transaction).
By Internet                            Yes (maximum redemption        No
                                       amount for Internet
                                       redemptions is $25,000)
Checkwriting feature                   No                             No

     Each of the Firstar Funds may redeem a shareholder's account Retail A or Retail B Shares, as applicable, if the balance in such shareholder's account falls below $1,000 as a result of selling or exchanging shares. In such event, Firstar will provide the shareholder with 60 days' written notice of such fact and an opportunity to raise the account balance prior to any redemption.

     Each of the FAIF Funds may redeem Class A or Class B Shares, as applicable, if a shareholder's account with First American drops below $500. If a shareholder's account falls below the minimum required investment as a result of selling or exchanges of shares, the Fund reserves the right to either deduct a $25 annual account maintenance fee or close the account and send the investor the proceeds, less any applicable contingent deferred sales charge. Before taking any action, however, FAIF will send written notice of the action it intends to take and give the shareholder 30 days to re-establish a minimum account balance of $500.

     D. Share Exchanges

                                              FIRSTAR FUNDS:                  FAIF FUNDS:
                                       RETAIL A AND RETAIL B SHARES   CLASS A AND CLASS B SHARES
                                       ----------------------------   --------------------------
Through a broker-dealer or other       Yes                            Yes
financial organization
By mail                                Yes                            Yes
By telephone                           Yes (privilege automatically   Yes (privilege
                                       applies to all shareholders)   automatically applies to
                                                                      all shareholders)
Through ConvertiFund                   Yes                            No
Minimum                                $1,000                         None

                                             FIRSTAR FUNDS:                  FAIF FUNDS:
                                       INSTITUTIONAL AND Y SHARES    CLASS Y AND CLASS S SHARES
                                       --------------------------    --------------------------
Through a broker-dealer, other         Yes                           Yes
financial organization, or
shareholder organization
By mail/By telephone                   Follow established            Follow established
                                       procedures of customer's      procedures of customer's
                                       financial institution.        financial institution.
Minimum                                $1,000                        Follow established
                                                                     procedures of customer's
                                                                     financial institution.

     More Information about Exchanging Shares

     Firstar Funds

     Generally, any share class of a Firstar Fund is exchangeable for the same share class of another Firstar Fund, provided you are eligible to purchase that share class or Fund at the time of the exchange. Retail A Shares of a Firstar non-money market fund are also exchangeable for Class A Shares of any First American non-money market fund. Listed below are permitted exchanges between different share classes of the Funds:

     - Retail B Shares of a non-money market fund may be exchanged for Retail A Shares of a money market fund (except Retail B Shares are not exchangeable for any shares of the Firstar Institutional Money Market
       Fund).

     - Class Y Shares of a non-money market fund are exchangeable for Institutional Shares of a money market fund.

     Unless you qualify for a sales charge exemption, an initial sales charge will be imposed on the exchange if the shares of the Fund being acquired have an initial sales charge and the shares being redeemed were purchased without a sales charge. Retail B Shares acquired in an exchange and Retail A Shares of a money market fund acquired in an exchange for Retail B Shares will be subject to a contingent deferred sales charge upon redemption. For purposes of computing the CDSC, the length of time of ownership will be measured from the date of the original purchase of Retail B Shares.

     FAIF Funds

     Class A Shares can be exchanged for Class Y Shares or Class S Shares of the same or another FAIF Fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y or Class S Shares). Class A Shares of a FAIF non-money market fund are also exchangeable for Retail A Shares of a Firstar non-money market fund.

     Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A Shares of one of the funds for A Shares of another First American Fund or Firstar Fund, you do not have to pay a sales charge. When you exchange your Class B Shares for Class B Shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B Shares, calculating when your shares convert to Class A Shares.

     E. Pricing of Shares for each of the FAIF Funds and the Firstar Funds

     The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order plus, in the case of Firstar's Retail A Shares and FAIF's Class A Shares, the applicable front-end sales charge.

     For processing purchase and redemption orders, the NAVs per share of the Firstar Funds and FAIF's Funds are calculated each business day at the following times:

TIME OF CALCULATION       FAIF FUNDS             FIRSTAR FUNDS
-------------------       ----------             -------------
3:00 p.m. CST        Equity and Bond Funds   Equity and Bond Funds

     NAV for FAIF Funds and Firstar Funds is determined on any day that the New York Stock Exchange is open for business.

     An investor's order for the purchase of shares is priced at the next NAV calculated after the order is received. An investor's order for redemption of shares is priced at the next NAV calculated after the shares are properly tendered for redemption.

     F. Dividends for each of the Firstar Funds and the FAIF Funds are declared and paid as follows:

                                    DIVIDEND                                            DIVIDEND
                                    DECLARED/                                           DECLARED/
           FIRSTAR FUND               PAID               FIRST AMERICAN FUND              PAID
           ------------             ---------            -------------------            ---------
Short-Term Bond Fund                   M/M        Limited Term Income Fund                 M/M
Intermediate Bond Fund                 M/M        Intermediate Term Income Fund            M/M
Bond IMMDEX(TM) Fund                   M/M        Bond IMMDEX(TM) Fund                     M/M
U.S. Government Securities Fund        M/M        U.S. Government Securities Fund          M/M
Aggregate Bond Fund                    M/M        Fixed Income Fund                        M/M
Strategic Income Fund                  M/M        Corporate Bond Fund                      M/M
Tax-Exempt Intermediate Bond Fund      M/M        Intermediate Tax Free Fund               M/M
Missouri Tax-Exempt Bond Fund          M/M        Missouri Tax Free Fund                   M/M
National Municipal Bond Fund           M/M        Tax Free Fund                            M/M
Balanced Income Fund                   Q/Q        Balanced Fund                            M/M
Balanced Growth Fund                   Q/Q        Balanced Fund                            M/M
Growth & Income Fund                   Q/Q        Growth & Income Fund                     M/M
Equity Income Fund                     Q/Q        Equity Income Fund                       M/M
Relative Value Fund                    Q/Q        Relative Value Fund                      M/M
Equity Index Fund                      Q/Q        Equity Index Fund                        M/M
Large Cap Core Equity Fund             A/A        Large Cap Core Fund                      M/M
Large Cap Growth Fund                  A/A        Capital Growth Fund                      M/M
International Value Fund               A/A        International Fund                       A/A
International Growth Fund              A/A        International Fund                       A/A
MidCap Index Fund                      Q/Q        Mid Cap Index Fund                       M/M
MidCap Core Equity Fund                A/A        Mid Cap Core Fund                        M/M
Small Cap Index Fund                   Q/Q        Small Cap Index Fund                     Q/Q
Small Cap Core Equity Fund             A/A        Small Cap Core Fund                      Q/Q
Science & Technology Fund              A/A        Science & Technology Fund                Q/Q
MicroCap Fund                          A/A        Micro Cap Fund                           Q/Q
REIT Fund                              A/A        Real Estate Securities Fund              Q/Q

         D/M  = Daily/Monthly
         M/M = Monthly/Monthly
         Q/Q  = Quarterly/Quarterly
         A/A  = Annually/Annually

     Each Firstar Fund and each FAIF Fund distributes its net capital gains to shareholders at least annually.

EXPENSE SUMMARIES OF THE FIRSTAR FUNDS AND THE CORRESPONDING FAIF FUNDS

     The following tables (a) compare the fees and expenses as of March 31, 2001, for the Firstar Funds and their Corresponding FAIF Funds and (b) show the estimated fees and expenses for the Corresponding FAIF Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy Statement/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

     The FAIF Bond IMMDEX(TM) Fund, FAIF U.S. Government Securities Fund, FAIF Missouri Tax Free Fund, FAIF Growth & Income Fund, FAIF Relative Value Fund, FAIF Large Cap Core Fund, FAIF Capital Growth Fund, FAIF Mid Cap Index Fund, FAIF Mid Cap Core Fund, FAIF Small Cap Index Fund, FAIF Small Cap Core Fund, FAIF Science & Technology Fund and FAIF Micro Cap Fund are new investment portfolios with nominal assets and liabilities that will commence investment operations upon the completion of the Reorganization.

     Asset Management has contractually committed to waive fees or reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through September 30, 2002, total operating expense ratios for each class of shares of the FAIF Fund will not exceed the combined fund pro forma total fund operating expense ratios (after waivers) listed below. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at Asset Management's discretion.

       FIRSTAR SHORT-TERM BOND FUND -- INSTITUTIONAL SHARES AND Y SHARES*

       FAIF LIMITED TERM INCOME FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Short-Term Bond Fund is as follows:

  Institutional Shares -- no        Y Shares -- decrease
  change                            .10%

                                          FIRSTAR SHORT-TERM          FAIF LIMITED TERM      COMBINED FUND
                                               BOND FUND                 INCOME FUND           PRO FORMA
                                       -------------------------      ------------------   ------------------
                                       INSTITUTIONAL       Y          CLASS Y    CLASS S   CLASS Y    CLASS S
                                          SHARES         SHARES       SHARES     SHARES    SHARES     SHARES
                                       -------------    --------      -------    -------   -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price).................      None           None         None         +       None       None
  Maximum Sales Load Imposed on
     Reinvested Dividends............      None           None         None         +       None       None
  Maximum Deferred Sales Load (as a
     percentage of the offering price
     or sales price, whichever is
     less)...........................      None           None         None         +       None       None
  Redemption Fees....................      None(1)        None(1)      None         +       None       None
  Exchange Fee.......................      None           None         None         +       None       None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before
  waivers)(2)........................      0.60%          0.60%        0.70%        +       0.50%      0.50%
  Distribution and Service (12b-1)
     Fees............................      None           None         None         +       None       None
  Other Expenses (before
     waivers)(3).....................      0.26%          0.51%        0.31%        +       0.43%      0.68%
                                           ----           ----         ----                 ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(4)................      0.86%          1.11%        1.01%        +       0.93%      1.18%
                                           ====           ====         ====                 ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Short-Term Bond Fund will receive Class Y Shares of the FAIF Limited Term Income Fund, and holders of Y Shares of the Firstar Short-Term Bond Fund will receive Class S Shares of the FAIF Limited Term Income Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Short-Term Bond Fund..........  0.34%
            FAIF Limited Term Income Fund.........  0.14%
            Combined Fund Pro Forma...............  0.17%

(3) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar Short-Term Bond Fund and Class S Shares of the Combined Fund Pro Forma.

    Other Expenses (after waivers) would be:

                                                                          CLASS S
                                                                          SHARES
                                                                          -------
            Combined Fund Pro Forma.....................................   0.58%

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar Short-Term Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Limited Term Income Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar Short-Term Bond Fund.....................      0.60%           --       0.85%       --
            FAIF Limited Term Income Fund....................        --          0.45%        --       N/A
            Combined Fund Pro Forma..........................        --          0.60%        --      0.75%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR SHORT-TERM BOND FUND
  Institutional Shares....................   $ 88      $274       $477       $1,061
  Y Shares................................   $113      $353       $612       $1,352
FAIF LIMITED TERM INCOME FUND
  Class Y shares..........................   $103      $322       $558       $1,236
  Class S Shares..........................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 95      $296       $515       $1,143
  Class S Shares..........................   $120      $375       $649       $1,432

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

                FIRSTAR SHORT-TERM BOND FUND -- RETAIL A SHARES*

                FAIF LIMITED TERM INCOME FUND -- CLASS A SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Short-Term Bond Fund is as follows:

                        Retail A Shares -- decrease .10%

                                                            FIRSTAR             FAIF
                                                          SHORT-TERM        LIMITED TERM     COMBINED FUND
                                                           BOND FUND        INCOME FUND        PRO FORMA
                                                        ---------------    --------------    --------------
                                                        RETAIL A SHARES    CLASS A SHARES    CLASS A SHARES
                                                        ---------------    --------------    --------------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)....................       2.25%(1)           2.25%(1)          2.25%(1)
  Maximum Sales Load Imposed on Reinvested
     Dividends........................................       None               None              None
  Maximum Deferred Sales Load (as a percentage of the
     offering price or sales price, whichever is
     less)............................................       None(2)            None(2)           None(2)
  Redemption Fees.....................................       None(3)            None              None
  Exchange Fee........................................       None               None              None
  Annual Maintenance Fee..............................       None                $25(4)            $25(4)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(5).................       0.60%              0.70%             0.50%
  Distribution and Service (12b-1) Fees (before
     waivers).........................................       0.00%(6)           0.25%(7)          0.25%(7)
  Other Expenses(8)...................................       0.51%              0.30%             0.43%
                                                             ----               ----              ----
TOTAL FUND OPERATING EXPENSES (before waivers)(9).....       1.11%              1.25%             1.18%
                                                             ====               ====              ====

---------------
 * In the Reorganization, holders of Retail A Shares of the Firstar Short-Term Bond Fund will receive Class A Shares of the FAIF Limited Term Income Fund.

(1) Certain investors may qualify for reduced sales charges.

(2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(3) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(4) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(5) Management Fees (after waivers) would be:

          Firstar Short-Term Bond Fund...............  0.34%
          FAIF Limited Term Income Fund..............  0.14%
          Combined Fund Pro Forma....................  0.17%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Short-Term Bond Fund. The Firstar Short-Term Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

(7) The Class A Share 12b-1 fee is a shareholder servicing fee. The distributor for the FAIF Limited Term Income Fund intends to limit its 12b-1 fee to 0.15% during the current fiscal year. The Combined Fund's distributor intends to limit its 12b-1 fee to 0.15% for the fiscal year ending September 30, 2002.

(8) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A Shares of the Firstar Short-Term Bond Fund.

(9) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares of the Firstar Short-Term Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Limited Term Income Fund intends to waive fees for Class A Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                          RETAIL A    CLASS A
                                                                           SHARES     SHARES
                                                                          --------    -------
            Firstar Short-Term Bond Fund................................    0.85%         --
            FAIF Limited Term Income Fund...............................      --        0.59%
            Combined Fund Pro Forma.....................................      --        0.75%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR SHORT-TERM BOND FUND
  Retail A Shares.........................   $336      $570       $823       $1,546
FAIF LIMITED TERM INCOME FUND
  Class A Shares..........................   $349      $613       $896       $1,702
COMBINED FUND PRO FORMA
  Class A Shares..........................   $343      $591       $859       $1,625

---------------
    * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      FIRSTAR INTERMEDIATE BOND FUND -- INSTITUTIONAL SHARES AND Y SHARES*

   FAIF INTERMEDIATE TERM INCOME FUND -- CLASS Y SHARES AND CLASS S SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Intermediate Bond Fund is as follows:

  Institutional Shares -- no        Y Shares -- decrease
  change                            .10%

                                           FIRSTAR INTERMEDIATE      FAIF INTERMEDIATE       COMBINED FUND
                                                 BOND FUND            TERM INCOME FUND         PRO FORMA
                                          -----------------------    ------------------    ------------------
                                          INSTITUTIONAL      Y       CLASS Y    CLASS S    CLASS Y    CLASS S
                                             SHARES        SHARES    SHARES     SHARES     SHARES     SHARES
                                          -------------    ------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)....................       None         None       None        +        None        None
  Maximum Sales Load Imposed on
     Reinvested Dividends...............       None         None       None        +        None        None
  Maximum Deferred Sales Load (as a
     percentage of the offering price or
     sales price, whichever is less)....       None         None       None        +        None        None
  Redemption Fees.......................       None(1)      None(1)    None        +        None        None
  Exchange Fee..........................       None         None       None        +        None        None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before waivers)(2)...       0.50%        0.50%      0.70%       +        0.50%       0.50%
  Distribution and Service (12b-1)
     Fees...............................       None         None       None        +        None        None
  Other Expenses (before waivers)(3)....       0.19%        0.44%      0.18%       +        0.30%       0.55%
                                              -----        -----      -----                 ----       -----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(4)...........................       0.69%        0.94%      0.88%       +        0.80%       1.05%
                                              =====        =====      =====                 ====       =====

---------------

 * In the Reorganization, holders of Institutional Shares of the Firstar Intermediate Bond Fund will receive Class Y Shares of the FAIF Intermediate Term Income Fund, and holders of Y Shares of the Firstar Intermediate Bond Fund will receive Class S Shares of the FAIF Intermediate Term Income Fund.

** It is expected that the FAIF Intermediate Term Income Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar Intermediate Bond Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Intermediate Bond Fund.............  0.41%
            FAIF Intermediate Term Income Fund.........  0.52%
            Combined Fund Pro Forma....................  0.40%

(3) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar Intermediate Bond Fund and Class S Shares of the Combined Fund Pro Forma.

    Other Expenses (after waivers) would be:

                                                                          CLASS Y    CLASS S
                                                                          SHARES     SHARES
                                                                          -------    -------
            Combined Fund Pro Forma.....................................   0.20%       0.35%

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar Intermediate Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Intermediate Term Income Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar Intermediate Bond Fund...................       0.60%           --      0.85%        --
            FAIF Intermediate Term Income Fund...............         --          0.70%       --        N/A
            Combined Fund Pro Forma..........................         --          0.60%       --       0.75%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR INTERMEDIATE BOND FUND
  Institutional Shares..........................   $ 70     $221      $384      $  859
  Y Shares......................................   $ 96     $300      $520      $1,155
FAIF INTERMEDIATE TERM INCOME FUND
  Class Y Shares................................   $ 90     $281      $488      $1,084
  Class S Shares................................    N/A      N/A       N/A         N/A
COMBINED FUND PRO FORMA
  Class Y Shares................................   $ 82     $255      $444      $  990
  Class S Shares................................   $107     $334      $579      $1,283

---------------
    * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

               FIRSTAR INTERMEDIATE BOND FUND -- RETAIL A SHARES*

             FAIF INTERMEDIATE TERM INCOME FUND -- CLASS A SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Intermediate Bond Fund is as follows:

                        Retail A Shares -- decrease .10%

                                                   FIRSTAR INTERMEDIATE    FAIF INTERMEDIATE    COMBINED FUND
                                                        BOND FUND          TERM INCOME FUND       PRO FORMA
                                                   --------------------    -----------------    --------------
                                                     RETAIL A SHARES        CLASS A SHARES      CLASS A SHARES
                                                   --------------------    -----------------    --------------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)...............          2.25%(1)              2.25%(1)            2.25%(1)
  Maximum Sales Load Imposed on Reinvested
     Dividends...................................          None                  None                None
  Maximum Deferred Sales Load (as a percentage of
     the offering price or sales price, whichever
     is less)....................................          None(2)               None(2)             None(2)
  Redemption Fees................................          None(3)               None                None
  Exchange Fee...................................          None                  None                None
  Annual Maintenance Fee.........................          None                   $25(4)              $25(4)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(5)............          0.50%                 0.70%               0.50%
  Distribution and Service (12b-1) Fees (before
     waivers)....................................          0.00%(6)              0.25%(7)            0.25%(7)
  Other Expenses (before waivers)(8).............          0.44%                 0.18%               0.30%
                                                           ----                  ----                ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(9)....................................          0.94%                 1.13%               1.05%
                                                           ====                  ====                ====

---------------
 * In the Reorganization, holders of Retail A Shares of the Firstar Intermediate Bond Fund will receive Class A Shares of the FAIF Intermediate Term Income Fund.

** It is expected that the FAIF Intermediate Term Income Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar Intermediate Bond Fund.

(1) Certain investors may qualify for reduced sales charges.

(2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(3) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(4) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(5) Management Fees (after waivers) would be:

            Firstar Intermediate Bond Fund........  0.41%
            FAIF Intermediate Term Income Fund....  0.52%
            Combined Fund Pro Forma...............  0.40%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Intermediate Bond Fund. The Firstar Intermediate Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

(7) The Class A Share 12b-1 fee is a shareholder servicing fee. The distributor for the FAIF Intermediate Term Income Fund intends to limit its 12b-1 fee to 0.15% during the current fiscal year. The Combined Fund's distributor intends to limit its 12b-1 fee to 0.15% for the fiscal year ending September 30, 2002.

(8) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A Shares of the Firstar Intermediate Bond Fund. Other Expenses (after waivers) would be 0.20% of the Class A Shares of the Combined Fund Pro Forma.

(9) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares of the Firstar Intermediate Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Intermediate Term Income Fund intends to waive fees for Class A Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                                          RETAIL A    CLASS A
                                                                           SHARES     SHARES
                                                                          --------    -------
            Firstar Intermediate Bond Fund..............................    0.85%         --
            FAIF Intermediate Term Income Fund..........................      --        0.85%
            Combined Fund Pro Forma.....................................      --        0.75%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR INTERMEDIATE BOND FUND
  Retail A Shares............................   $319      $518       $733       $1,354
FAIF INTERMEDIATE TERM INCOME FUND
  Class A Shares.............................   $338      $576       $833       $1,569
COMBINED FUND PRO FORMA
  Class A Shares.............................   $330      $552       $791       $1,479

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

                         FIRSTAR BOND IMMDEX(TM) FUND*

                          FAIF BOND IMMDEX(TM) FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Bond IMMDEX(TM) Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                            FIRSTAR BOND IMMDEX(TM) FUND                      COMBINED FUND PRO FORMA
                                   -----------------------------------------------    ----------------------------------------
                                   INSTITUTIONAL      Y       RETAIL A    RETAIL B    CLASS Y    CLASS S    CLASS A    CLASS B
                                      SHARES        SHARES     SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                                   -------------    ------    --------    --------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None          None       4.25%(1)    None       None       None       4.25%(1)   None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None          None       None        None       None       None       None       None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None          None       None(2)     5.00%(3)   None       None       None(2)    5.00%(3)
  Redemption Fees................      None(4)       None(4)    None(4)     None(4)    None       None       None       None
  Exchange Fee...................      None          None       None        None       None       None       None       None
  Annual Maintenance Fee.........      None          None       None        None       None       None        $25(5)     $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.30%         0.30%      0.30%       0.30%      0.30%      0.30%      0.30%      0.30%
  Distribution and Service
    (12b-1) Fees.................      None          None       0.00%(7)    0.75%      None       None       0.25%(8)   1.00%(8)
  Other Expenses(9)..............      0.18%         0.43%      0.43%       0.43%      0.30%      0.55%      0.30%      0.30%
                                       ----          ----       ----        ----       ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      0.48%         0.73%      0.73%       1.48%      0.60%      0.85%      0.85%      1.60%
                                       ====          ====       ====        ====       ====       ====       ====       ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Bond IMMDEX(TM) Fund will receive Class Y Shares of the FAIF Bond IMMDEX(TM) Fund, holders of Y Shares of the Firstar Bond IMMDEX(TM) Fund will receive Class S Shares of the FAIF Bond IMMDEX(TM) Fund, holders of Retail A Shares of the Firstar Bond IMMDEX(TM) Fund will receive Class A Shares of the FAIF Bond IMMDEX(TM) Fund and holders of Retail B Shares of the Firstar Bond IMMDEX(TM) Fund will receive Class B Shares of the FAIF Bond IMMDEX(TM) Fund.

 ** The FAIF Bond IMMDEX(TM) Fund has not yet commenced operations. The FAIF Bond IMMDEX(TM) Fund will continue the operations of the Firstar Bond IMMDEX(TM) Fund upon consummation of the Reorganization relating to that Fund.

(1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Bond IMMDEX(TM) Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Bond IMMDEX(TM) Fund received in exchange for Retail B Shares of the Firstar Bond IMMDEX(TM) Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Bond IMMDEX(TM) Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

        Combined Fund Pro Forma.....  0.18%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Bond IMMDEX(TM) Fund. The Firstar Bond IMMDEX(TM) Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Bond IMMDEX(TM) Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                  CLASS Y    CLASS S    CLASS A    CLASS B
                                                                  SHARES     SHARES     SHARES     SHARES
                                                                  -------    -------    -------    -------
            Combined Fund Pro Forma.............................   0.48%      0.73%      0.73%      1.48%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR BOND IMMDEX(TM) FUND
  Institutional Shares..........................   $ 49     $154     $  269     $  604
  Y Shares......................................   $ 75     $233     $  406     $  906
  Retail A Shares...............................   $496     $648     $  814     $1,293
  Retail B Shares (Assuming Redemption).........   $651     $768     $1,008     $1,378
  Retail B Shares (Assuming No Redemption)......   $151     $468     $  808     $1,378
COMBINED FUND PRO FORMA
  Class Y Shares................................   $ 61     $192     $  335     $  750
  Class S Shares................................   $ 87     $271     $  471     $1,049
  Class A Shares................................   $508     $685     $  876     $1,429
  Class B Shares (Assuming Redemption)**........   $663     $805     $1,071     $1,514
  Class B Shares (Assuming No Redemption)**.....   $163     $505     $  871     $1,514
  Class B Shares (Assuming Redemption)***.......   $663     $905     $1,071     $1,699
  Class B Shares (Assuming No Redemption)***....   $163     $505     $  871     $1,699

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                    FIRSTAR U.S. GOVERNMENT SECURITIES FUND*

                     FAIF U.S. GOVERNMENT SECURITIES FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar U.S. Government Securities Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .03%
  .03%
  Retail A Shares -- decrease .03%      Retail B Shares -- decrease
                                        .03%

                                   FIRSTAR U.S. GOVERNMENT SECURITIES FUND              COMBINED FUND PRO FORMA
                                ---------------------------------------------    --------------------------------------
                                INSTITUTIONAL     Y      RETAIL A    RETAIL B    CLASS Y   CLASS S   CLASS A    CLASS B
                                   SHARES       SHARES    SHARES      SHARES     SHARES    SHARES    SHARES     SHARES
                                -------------   ------   --------    --------    -------   -------   -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed
    on Purchases (as a
    percentage of offering
    price)....................      None         None      4.25%(1)    None       None      None      4.25%(1)   None
  Maximum Sales Load Imposed
    on Reinvested Dividends...      None         None      None        None       None      None      None       None
  Maximum Deferred Sales Load
    (as a percentage of the
    offering price or sales
    price, whichever is
    less).....................      None         None      None(2)     5.00%(3)   None      None      None(2)    5.00%(3)
  Redemption Fees.............      None(4)      None(4)   None(4)     None(4)    None      None      None       None
  Exchange Fee................      None         None      None        None       None      None      None       None
  Annual Maintenance Fee......      None         None      None        None       None      None       $25(5)     $25(5)
ANNUAL FUND OPERATING
  EXPENSES:
  (as a percentage of average
    net assets)
  Management Fees (before
    waivers)(6)...............      0.60%        0.60%     0.60%       0.60%      0.50%     0.50%     0.50%      0.50%
  Distribution and Service
    (12b-1) Fees..............      None         None      0.00%(7)    0.75%      None      None      0.25%(8)   1.00%(8)
  Other Expenses (before
    waivers)(9)...............      0.20%        0.45%     0.45%       0.45%      0.31%     0.56%     0.31%      0.31%
                                    ----         ----      ----        ----       ----      ----      ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)........      0.80%        1.05%     1.05%       1.80%      0.81%     1.06%     1.06%      1.81%
                                    ====         ====      ====        ====       ====      ====      ====       ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar U.S. Government Securities Fund will receive Class Y Shares of the FAIF U.S. Government Securities Fund, holders of Y Shares of the Firstar U.S. Government Securities Fund will receive Class S Shares of the FAIF U.S. Government Securities Fund, holders of Retail A Shares of the Firstar U.S. Government Securities Fund will receive Class A Shares of the FAIF U.S. Government Securities Fund and holders of Retail B Shares of the Firstar U.S. Government Securities Fund will receive Class B Shares of the FAIF U.S. Government Securities Fund.

 ** The FAIF U.S. Government Securities Fund has not yet commenced operations. The FAIF U.S. Government Securities Fund will continue the operations of the Firstar U.S. Government Securities Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. Retail B Shares of the Firstar U.S. Government Securities Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF U.S. Government Securities Fund received in exchange for Retail B Shares of the Firstar U.S. Government Securities Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF U.S. Government Securities Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar U.S. Government Securities Fund......  0.53%
            Combined Fund Pro Forma......................  0.42%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar U.S. Government Securities Fund. The Firstar U.S. Government Securities Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar U.S. Government Securities Fund and Class S Shares of the Combined Fund Pro Forma. Other Expenses (after waivers) would be:

                                                                  CLASS Y    CLASS S    CLASS A    CLASS B
                                                                  SHARES     SHARES     SHARES     SHARES
                                                                  -------    -------    -------    -------
            Combined Fund Pro Forma.............................   0.28%      0.53%      0.28%      0.28%

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar U.S. Government Securities Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses will be no more than are shown below. These waivers may be terminated at any time after September 30, 2002.

      Total Fund Operating Expenses (after waivers) would be:

                                       INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                          SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                       -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar U.S. Government
              Securities Fund........      0.73%          --      0.98%      --       0.98%       --       1.73%       --
            Combined Fund Pro
              Forma..................        --         0.70%       --     0.95%        --      0.95%        --      1.70%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR U.S. GOVERNMENT SECURITIES FUND
  Institutional Shares....................   $ 82      $255      $  444      $  990
  Y Shares................................   $107      $334      $  579      $1,283
  Retail A Shares.........................   $528      $745      $  980      $1,653
  Retail B Shares (Assuming Redemption)...   $683      $866      $1,175      $1,738
  Retail B Shares (Assuming No
     Redemption)..........................   $183      $566      $  975      $1,738
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 83      $259      $  450      $1,002
  Class S Shares..........................   $108      $337      $  585      $1,294
  Class A Shares..........................   $528      $748      $  985      $1,664
  Class B Shares (Assuming
     Redemption)**........................   $684      $869      $1,180      $1,749
  Class B Shares (Assuming No
     Redemption)**........................   $184      $569      $  980      $1,749
  Class B Shares (Assuming
     Redemption)***.......................   $684      $969      $1,180      $1,930
  Class B Shares (Assuming No
     Redemption)***.......................   $184      $569      $  980      $1,930

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

       FIRSTAR AGGREGATE BOND FUND -- INSTITUTIONAL SHARES AND Y SHARES*

          FAIF FIXED INCOME FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Aggregate Bond Fund is as follows:

  Institutional Shares -- increase      Y Shares -- increase
  .02%                                  .02%

                                             FIRSTAR AGGREGATE           FAIF FIXED          COMBINED FUND
                                                 BOND FUND              INCOME FUND            PRO FORMA
                                          -----------------------    ------------------    ------------------
                                          INSTITUTIONAL      Y       CLASS Y    CLASS S    CLASS Y    CLASS S
                                             SHARES        SHARES    SHARES     SHARES     SHARES     SHARES
                                          -------------    ------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)....................       None         None      None         +        None       None
  Maximum Sales Load Imposed on
     Reinvested Dividends...............       None         None      None         +        None       None
  Maximum Deferred Sales Load (as a
     Percentage of the offering price or
     sales price, whichever is less)....       None         None      None         +        None       None
  Redemption Fees.......................       None(1)      None(1)   None         +        None       None
  Exchange Fee..........................       None         None      None         +        None       None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before waivers)(2)...       0.50%        0.50%     0.70%        +        0.50%      0.50%
  Distribution and Service (12b-1)
     Fees...............................       None         None      None         +        None       None
  Other Expenses(3).....................       0.20%        0.45%     0.18%        +        0.30%      0.55%
                                              -----         ----      ----                  ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(4)...................       0.70%        0.95%     0.88%        +        0.80%      1.05%
                                              =====         ====      ====                  ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Aggregate Bond Fund will receive Class Y Shares of the FAIF Fixed Income Fund, and holders of Y Shares of the Firstar Aggregate Bond Fund will receive Class S Shares of the FAIF Fixed Income Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Aggregate Bond Fund...........  0.48%
            FAIF Fixed Income Fund................  0.52%
            Combined Fund Pro Forma...............  0.40%

(3) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar Aggregate Bond Fund and Class S Shares of the Combined Fund Pro Forma.

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar Aggregate Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Fixed Income Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                                     INSTITUTIONAL   CLASS Y     Y      CLASS S
                                                                        SHARES       SHARES    SHARES   SHARES
                                                                     -------------   -------   ------   -------
            Firstar Aggregate Bond Fund............................      0.68%          --      0.93%      --
            FAIF Fixed Income Fund.................................        --         0.70%       --      N/A
            Combined Fund Pro Forma................................        --         0.70%       --     0.95%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR AGGREGATE BOND FUND
  Institutional Shares....................   $ 72      $224       $390       $  871
  Y Shares................................   $ 97      $303       $525       $1,166
FAIF FIXED INCOME FUND
  Class Y Shares..........................   $ 90      $281       $488       $1,084
  Class S Shares..........................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 82      $255       $444       $  990
  Class S Shares..........................   $107      $334       $579       $1,283

---------------
    * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      FIRSTAR AGGREGATE BOND FUND -- RETAIL A SHARES AND RETAIL B SHARES*

          FAIF FIXED INCOME FUND -- CLASS A SHARES AND CLASS B SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Aggregate Bond Fund is as follows:

  Retail A Shares -- increase      Retail B Shares -- increase
  .02%                             .02%

                                     FIRSTAR AGGREGATE       FAIF FIXED         COMBINED FUND
                                         BOND FUND           INCOME FUND          PRO FORMA
                                    -------------------   -----------------   -----------------
                                    RETAIL A   RETAIL B   CLASS A   CLASS B   CLASS A   CLASS B
                                     SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                    --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)..............    4.25%(1)   None      4.25%(1)  None      4.25%(1)  None
  Maximum Sales Load Imposed on
     Reinvested Dividends.........    None       None      None      None      None      None
  Maximum Deferred Sales Load (as
     a Percentage of the offering
     price or sales price,
     whichever is less)...........    None(2)    5.00%(3)  None(2)   5.00%(3)  None(2)   5.00%(3)
  Redemption Fees.................    None(4)    None(4)   None      None      None      None
  Exchange Fee....................    None       None      None      None      None      None
  Annual Maintenance Fee..........    None       None       $25(5)    $25(5)    $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before
     waivers)(6)..................    0.50%      0.50%     0.70%     0.70%     0.50%     0.50%
  Distribution and Service (12b-1)
     Fees.........................    0.00%(7)   0.75%     0.25%(8)  1.00%(8)  0.25%(8)  1.00%(8)
  Other Expenses(9)...............    0.45%      0.45%     0.18%     0.18%     0.30%     0.30%
                                      ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)............    0.95%      1.70%     1.13%     1.88%     1.05%     1.80%
                                      ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar Aggregate Bond Fund will receive Class A Shares of the FAIF Fixed Income Fund and holders of Retail B Shares of the Firstar Aggregate Bond Fund will receive Class B Shares of the FAIF Fixed Income Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Aggregate Bond Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Aggregate Bond Fund received in exchange for Retail B Shares of the Firstar Aggregate Bond Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Fixed Income Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Aggregate Bond Fund...........  0.48%
            FAIF Fixed Income Fund................  0.52%
            Combined Fund Pro Forma...............  0.40%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Aggregate Bond Fund. The Firstar Aggregate Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A and Retail B Shares of the Firstar Aggregate Bond Fund.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A and Retail B Shares of the Firstar Aggregate Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Fixed Income Fund intends to waive fees for Class A and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                    RETAIL A   CLASS A   RETAIL B   CLASS B
                                                                     SHARES    SHARES     SHARES    SHARES
                                                                    --------   -------   --------   -------
            Firstar Aggregate Bond Fund...........................    0.93%       --       1.68%       --
            FAIF Fixed Income Fund................................      --      0.95%        --      1.70%
            Combined Fund Pro Forma...............................      --      0.95%        --      1.70%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR AGGREGATE BOND FUND
  Retail A Shares.........................   $518      $715      $  928      $1,542
  Retail B Shares (Assuming Redemption)...   $673      $836      $1,123      $1,627
  Retail B Shares (Assuming No
     Redemption)..........................   $173      $536      $  923      $1,627

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FAIF FIXED INCOME FUND
  Class A Shares..........................   $535      $769      $1,021      $1,741
  Class B Shares (Assuming Redemption)....   $691      $991      $1,216      $2,005
  Class B Shares (Assuming No
     Redemption)..........................   $191      $591      $1,016      $2,005
COMBINED FUND PRO FORMA
  Class A Shares..........................   $528      $745      $  980      $1,653
  Class B Shares (Assuming
     Redemption)**........................   $683      $866      $1,175      $1,738
  Class B Shares (Assuming No
     Redemption)**........................   $183      $566      $  975      $1,738
  Class B Shares (Assuming
     Redemption)***.......................   $683      $966      $1,175      $1,919
  Class B Shares (Assuming No
     Redemption)***.......................   $183      $566      $  975      $1,919

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

         FIRSTAR STRATEGIC INCOME -- INSTITUTIONAL SHARES AND Y SHARES*

         FAIF CORPORATE BOND FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Strategic Income Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease
  .45%                                  .45%

                                             FIRSTAR STRATEGIC         FAIF CORPORATE        COMBINED FUND
                                                INCOME FUND              BOND FUND             PRO FORMA
                                          -----------------------    ------------------    ------------------
                                          INSTITUTIONAL      Y       CLASS Y    CLASS S    CLASS Y    CLASS S
                                             SHARES        SHARES    SHARES     SHARES     SHARES     SHARES
                                          -------------    ------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)....................      None          None      None         +        None       None
  Maximum Sales Load Imposed on
     Reinvested Dividends...............      None          None      None         +        None       None
  Maximum Deferred Sales Load (as a
     Percentage of the offering price or
     sales price, whichever is less)....      None          None      None         +        None       None
  Redemption Fees.......................      None(1)       None(1)   None         +        None       None
  Exchange Fee..........................      None          None      None         +        None       None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before waivers)(2)...      0.95%         0.95%     0.70%        +        0.70%      0.70%
  Distribution and Service (12b-1)
     Fees...............................      None          None      None         +        None       None
  Other Expenses(3).....................      0.37%         0.62%     0.24%        +        0.34%      0.59%
                                              ----          ----      ----                  ----       ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(4)...........................      1.32%         1.57%     0.94%        +        1.04%      1.29%
                                              ====          ====      ====                  ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Strategic Income Fund will receive Class Y Shares of the FAIF Corporate Bond Fund and holders of Y Shares of the Firstar Strategic Income Fund will receive Class S Shares of the FAIF Corporate Bond Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Strategic Income Fund.........  0.83%
            FAIF Corporate Bond Fund..............  0.26%
            Combined Fund Pro Forma...............  0.41%

(3) Other Expenses includes a shareholder servicing fee of up to 0.25% for Y Shares of the Firstar Strategic Income Fund and Class S Shares of the Combined Fund Pro Forma.

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares and Y Shares of the Firstar Strategic Income Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Corporate Bond Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar Strategic Income Fund....................      1.20%           --       1.45%       --
            FAIF Corporate Bond Fund.........................        --          0.50%        --       N/A
            Combined Fund Pro Forma..........................        --          0.75%        --      1.00%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR STRATEGIC INCOME FUND
  Institutional Shares....................   $134      $418       $723       $1,590
  Y Shares................................   $160      $496       $855       $1,867
FAIF CORPORATE BOND FUND
  Class Y Shares..........................   $ 96      $300       $520       $1,155
  Class S Shares..........................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $106      $331       $574       $1,271
  Class S Shares..........................   $131      $409       $708       $1,556

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

     FIRSTAR STRATEGIC INCOME FUND -- RETAIL A SHARES AND RETAIL B SHARES*

         FAIF CORPORATE BOND FUND -- CLASS A SHARES AND CLASS B SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Strategic Income Fund is as follows:

  Retail A Shares -- decrease      Retail B Shares -- increase
  .45%                             .05%

                                             FIRSTAR STRATEGIC        FAIF CORPORATE        COMBINED FUND
                                                INCOME FUND             BOND FUND             PRO FORMA
                                            --------------------    ------------------    ------------------
                                            RETAIL A    RETAIL B    CLASS A    CLASS B    CLASS A    CLASS B
                                             SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                                            --------    --------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering
     price)...............................    4.25%(1)    None       4.25%(1)   0.00%      4.25%(1)   0.00%
  Maximum Sales Load Imposed on Reinvested
     Dividends............................    None        None       None       None       None       None
  Maximum Deferred Sales Load (as a
     Percentage of the offering price or
     sales price, whichever is less)......    None(2)     5.00%(3)   0.00%(2)   5.00%(3)   0.00%(2)   5.00%(3)
  Redemption Fees.........................    None(4)     None(4)    None       None       None       None
  Exchange Fee............................    None        None       None       None       None       None
  Annual Maintenance Fee..................    None        None        $25(5)     $25(5)     $25(5)     $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(6).....    0.95%       0.95%      0.70%      0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees
     (before waivers).....................    0.00%(7)    0.75%(7)   0.25%(8)   1.00%(8)   0.25%(8)   1.00%(8)
  Other Expenses (before waivers)(9)......    0.62%       0.62%      0.25%      0.26%      0.34%      0.34%
                                              ----        ----       ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(10)............................    1.57%       2.32%      1.20%      1.96%      1.29%      2.04%
                                              ====        ====       ====       ====       ====       ====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar Strategic Income Fund will receive Class A Shares of the FAIF Corporate Bond Fund and holders of Retail B Shares of the Firstar Strategic Income Fund will receive Class B Shares of the FAIF Corporate Bond Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Strategic Income Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Corporate Bond Fund received in exchange for Retail B Shares of the Firstar Strategic Income Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Corporate Bond Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Strategic Income Fund.......  0.83%
            FAIF Corporate Bond Fund............  0.25%
            Combined Fund Pro Forma.............  0.41%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Strategic Income Fund. The Firstar Strategic Income Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year. The Firstar Strategic Income Fund has contractually agreed to waive distribution (12b-1) fees for Retail B Shares until October 31, 2001 so that such fees will not exceed 0.25% of the average daily net assets of the Fund's Retail B Shares.

 (8) The Class A Shares 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Retail A and Retail B Shares of the Firstar Strategic Income Fund. Other Expenses (after waivers) for Class B Shares of the FAIF Corporate Bond Fund are 0.25%.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares and Retail B Shares of the Firstar Strategic Income Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Corporate Bond Fund intends to waive fees for Class A Shares and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, the Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                 RETAIL A    CLASS A    RETAIL B    CLASS B
                                                                  SHARES     SHARES      SHARES     SHARES
                                                                 --------    -------    --------    -------
            Firstar Strategic Income Fund......................    1.45%        --        1.70%        --
            FAIF Corporate Bond Fund...........................      --       0.75%         --       1.50%
            Combined Fund Pro Forma............................      --       1.00%         --       1.75%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR STRATEGIC INCOME FUND
  Retail A Shares...............................   $578    $  900    $1,244     $2,213
  Retail B Shares (Assuming Redemption).........   $735    $1,024    $1,440     $2,297
  Retail B Shares (Assuming No Redemption)......   $235    $  724    $1,240     $2,297
FAIF CORPORATE BOND FUND
  Class A Shares................................   $542    $  790    $1,057     $1,818
  Class B Shares (Assuming Redemption)..........   $699    $1,015    $1,257     $2,089
  Class B Shares (Assuming No Redemption).......   $199    $  615    $1,057     $2,089
COMBINED FUND PRO FORMA
  Class A Shares................................   $551    $  817    $1,102     $1,915
  Class B Shares (Assuming Redemption)**........   $707    $  940    $1,298     $2,000
  Class B Shares (Assuming No Redemption)**.....   $207    $  640    $1,098     $2,000
  Class B Shares (Assuming Redemption)***.......   $707    $1,040    $1,298     $2,176
  Class B Shares (Assuming No Redemption)***....   $207    $  640    $1,098     $2,176

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                  FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND --
                   INSTITUTIONAL SHARES AND RETAIL A SHARES*

      FAIF INTERMEDIATE TAX FREE FUND -- CLASS Y SHARES AND CLASS A SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Tax-Exempt Intermediate Bond Fund is as follows:

  Institutional Shares -- decrease      Retail A Shares -- decrease
  .05%                                  .15%

                                      FIRSTAR TAX-EXEMPT
                                         INTERMEDIATE              FAIF INTERMEDIATE          COMBINED FUND
                                           BOND FUND                 TAX FREE FUND              PRO FORMA
                                   -------------------------       ------------------       ------------------
                                   INSTITUTIONAL    RETAIL A       CLASS Y    CLASS A       CLASS Y    CLASS A
                                      SHARES         SHARES        SHARES     SHARES        SHARES     SHARES
                                   -------------    --------       -------    -------       -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage
     of offering price)..........      None           2.25%(1)      None       2.25%(1)      None       2.25%(1)
  Maximum Sales Load Imposed on
     Reinvested Dividends........      None           None          None       None          None       None
  Maximum Deferred Sales Load (as
     a Percentage of the offering
     price or sales price,
     whichever is less)..........      None           None(2)       None       None(2)       None       None(2)
  Redemption Fees................      None(3)        None          None       None          None       None
  Exchange Fee...................      None           None          None       None          None       None
  Annual Maintenance Fee.........      None           None          None        $25(4)       None        $25(4)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before
     waivers)(5).................      0.50%          0.50%         0.70%      0.70%         0.50%      0.50%
  Distribution and Service
     (12b-1) Fees................      None           0.00%(6)      None       0.25%(7)      None       0.25%(7)
  Other Expenses(8)..............      0.26%          0.51%         0.17%      0.17%         0.29%      0.29%
                                       ----           ----          ----       ----          ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(9)............      0.76%          1.01%         0.87%      1.12%         0.79%      1.04%
                                       ====           ====          ====       ====          ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Tax-Exempt Intermediate Bond Fund will receive Class Y Shares of the FAIF Intermediate Tax Free Fund, and holders of Retail A Shares of the Firstar Tax-Exempt Intermediate Bond Fund will receive Class A Shares of the FAIF Intermediate Tax Free Fund.

(1) Certain investors may qualify for reduced sales charges.

(2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(3) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(4) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(5) Management Fees (after waivers) would be:

            Firstar Tax-Exempt Intermediate Bond Fund............  0.49%
            FAIF Intermediate Tax Free Fund......................  0.53%
            Combined Fund Pro Forma..............................  0.41%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Tax-Exempt Intermediate Bond Fund. The Firstar Tax-Exempt Intermediate Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

(7) The Class A Share 12b-1 fee is a shareholder servicing fee. The distributor for the FAIF Intermediate Tax Free Fund intends to waive payment of 12b-1 fees during the current fiscal year. The Combined Fund's distributor intends to limit its 12b-1 fee to 0.15% for the fiscal year ending September 30, 2002.

(8) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A Shares of the Firstar Tax-Exempt Intermediate Bond Fund.

(9) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares and Retail A Shares of the Firstar Tax-Exempt Intermediate Bond Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Intermediate Tax Free Fund intends to waive fees for Class Y Shares and Class A Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                              INSTITUTIONAL    CLASS Y    RETAIL A    CLASS A
                                                                 SHARES        SHARES      SHARES     SHARES
                                                              -------------    -------    --------    -------
            Firstar Tax-Exempt Intermediate Bond Fund.......      0.75%           --        1.00%        --
            FAIF Intermediate Tax Free Fund.................        --          0.70%         --       0.70%
            Combined Fund Pro Forma.........................        --          0.70%         --       0.85%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND
  Institutional Shares....................   $ 78      $243       $422       $  942
  Retail A Shares.........................   $326      $539       $770       $1,433
FAIF INTERMEDIATE TAX FREE FUND
  Class Y Shares..........................   $ 89      $278       $482       $1,073
  Class A Shares..........................   $337      $573       $828       $1,557
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 81      $252       $439       $  978
  Class A Shares..........................   $329      $548       $786       $1,467

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

                     FIRSTAR MISSOURI TAX-EXEMPT BOND FUND*

                       FAIF MISSOURI TAX FREE BOND FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Missouri Tax-Exempt Bond Fund is as follows:

  Institutional Shares -- decrease      Retail A Shares -- decrease
  .02%                                  .02%

                                                            FIRSTAR MISSOURI               COMBINED FUND
                                                          TAX-EXEMPT BOND FUND               PRO FORMA
                                                      ----------------------------       ------------------
                                                      INSTITUTIONAL       RETAIL A       CLASS Y    CLASS A
                                                         SHARES            SHARES        SHARES     SHARES
                                                      -------------       --------       -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)..................      None              4.25%(1)      None       4.25%(1)
  Maximum Sales Load Imposed on Reinvested
     Dividends......................................      None              None          None       None
  Maximum Deferred Sales Load (as a percentage of
     the offering price or sales price, whichever is
     less)..........................................      None              None(2)       None      None(2)
  Redemption Fees...................................   None(3)            None(3)         None       None
  Exchange Fee......................................      None              None          None       None
  Annual Maintenance Fee............................      None              None          None      $25(4)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(5)...............      0.45%             0.45%         0.50%      0.50%
  Distribution and Service (12b-1) Fees.............      None              0.00%(6)      None       0.25%(7)
  Other Expenses(8).................................      0.27%             0.52%         0.32%      0.32%
                                                          ----              ----          ----       ----
TOTAL FUND OPERATING EXPENSES (before waivers)(9)...      0.72%             0.97%         0.82%      1.07%
                                                          ====              ====          ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Missouri Tax-Exempt Bond Fund will receive Class Y Shares of the FAIF Missouri Tax Free Fund and holders of Retail A Shares of the Firstar Missouri Tax-Exempt Bond Fund will receive Class A Shares of the FAIF Missouri Tax Free Fund.

** The FAIF Missouri Tax Free Fund has not yet commenced operations. The FAIF Missouri Tax Free Fund will continue the operations of the Firstar Missouri Tax-Exempt Bond Fund upon consummation of the Reorganization relating to that Fund.

(1) Certain investors may qualify for reduced sales charges.

(2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(3) A fee of $15.00 is charged for each wire redemption (Retail A Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(4) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(5) Management Fees (after waivers) would be:

            Combined Fund Pro Forma...............  0.38%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Missouri Tax-Exempt Bond Fund. The Firstar Missouri Tax-Exempt Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

(7) The Class A Share 12b-1 fee is a shareholder servicing fee.

(8) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A Shares of the Firstar Missouri Tax-Exempt Bond Fund.

(9) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                          CLASS Y    CLASS A
                                                                          SHARES     SHARES
                                                                          -------    -------
            Combined Fund Pro Forma.....................................   0.70%      0.95%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR MISSOURI TAX-EXEMPT BOND FUND
  Institutional Shares....................   $ 74      $230       $401       $  894
  Retail A Shares.........................   $520      $721       $938       $1,564
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 84      $262       $455       $1,014
  Class A Shares..........................   $529      $751       $990       $1,675

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

                    FIRSTAR NATIONAL MUNICIPAL BOND FUND --
                   INSTITUTIONAL SHARES AND RETAIL A SHARES*

           FAIF TAX FREE FUND -- CLASS Y SHARES AND CLASS A SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar National Municipal Bond Fund is as follows:

  Institutional Shares -- decrease      Retail A Shares -- decrease
  .06%                                  .06%

                                      FIRSTAR NATIONAL                                        COMBINED FUND
                                    MUNICIPAL BOND FUND            FAIF TAX FREE FUND           PRO FORMA
                                ----------------------------       ------------------       ------------------
                                INSTITUTIONAL       RETAIL A       CLASS Y    CLASS A       CLASS Y    CLASS A
                                   SHARES            SHARES        SHARES     SHARES        SHARES     SHARES
                                -------------       --------       -------    -------       -------    -------
SHAREHOLDER TRANSACTION
  EXPENSES:
  Maximum Sales Load Imposed
     on Purchases (as a
     percentage of offering
     price)...................      None              4.25%(1)      None       4.25%(1)      None       4.25%(1)
  Maximum Sales Load Imposed
     on Reinvested
     Dividends................      None              None          None       None          None       None
  Maximum Deferred Sales Load
     (as a Percentage of the
     offering price or sales
     price, whichever is
     less)....................      None              None(2)       None       None(2)       None       None(2)
  Redemption Fees.............      None(3)           None(3)       None       None          None       None
  Exchange Fee................      None              None          None       None          None       None
  Annual Maintenance Fee......      None              None          None        $25(4)       None        $25(4)
ANNUAL FUND OPERATING
  EXPENSES:
  (as a percentage of average
     net assets)
  Management Fees (before
     waivers)(5)..............      0.55%             0.55%         0.70%      0.70%         0.50%      0.50%
  Distribution and Service
     (12b-1) Fees.............      None              0.00%(6)      None       0.25%(7)      None       0.25%(7)
  Other Expenses(before
     waivers)(8)..............      0.21%             0.46%         0.24%      0.25%         0.33%      0.33%
                                    ----              ----          ----       ----          ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(9).........      0.76%             1.01%         0.94%      1.20%         0.83%      1.08%
                                    ====              ====          ====       ====          ====       ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar National Municipal Bond Fund will receive Class Y Shares of the FAIF Tax Free Fund and holders of Retail A Shares of the Firstar National Municipal Bond Fund will receive Class A Shares of the FAIF Tax Free Fund.

** It is expected that the FAIF Tax Free Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar National Municipal Bond Fund.

(1) Certain investors may qualify for reduced sales charges.

(2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

(3) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(4) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

(5) Management Fees (after waivers) would be:

            FAIF Tax Free Fund....................  0.46%
            Combined Fund Pro Forma...............  0.37%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar National Municipal Bond Fund. The Firstar National Municipal Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

(7) The Class A Share 12b-1 fee is a shareholder servicing fee.

(8) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A Shares of the Firstar National Municipal Bond Fund. Other Expenses (after fee waivers) would be 0.24% for Class A Shares of the FAIF Tax Free Fund.

(9) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. The advisor for the FAIF Tax Free Fund intends to waive fees for Class Y Shares and Class A Shares during the current fiscal year so that Total Fund Operating Expense (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class A Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                              CLASS Y    CLASS A
                                                              SHARES     SHARES
                                                              -------    -------
          FAIF Tax Free Fund................................   0.70%      0.95%
          Combined Fund Pro Forma...........................   0.70%      0.95%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR NATIONAL MUNICIPAL BOND FUND
  Institutional Shares....................   $ 78      $243      $  422      $  942
  Retail A Shares.........................   $524      $733      $  959      $1,609
FAIF TAX FREE FUND
  Class Y Shares..........................   $ 96      $300      $  520      $1,155
  Class A Shares..........................   $542      $790      $1,057      $1,818
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 85      $265      $  460      $1,025
  Class A Shares..........................   $530      $754      $  995      $1,686

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

       FIRSTAR BALANCED INCOME FUND -- INSTITUTIONAL SHARES AND Y SHARES*

    FIRSTAR BALANCED GROWTH FUND -- INSTITUTIONAL SHARES AND CLASS Y SHARES*

           FAIF BALANCED FUND -- CLASS Y SHARES AND CLASS S SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund is as follows:

     Firstar Balanced Income Fund -- Institutional Shares -- decrease .17%
           Firstar Balanced Income Fund -- Y Shares -- decrease .17%

     Firstar Balanced Growth Fund -- Institutional Shares -- decrease .17%
           Firstar Balanced Growth Fund -- Y Shares -- decrease .17%

                                      FIRSTAR BALANCED         FIRSTAR BALANCED        FAIF BALANCED       COMBINED FUND
                                       INCOME FUND(1)           GROWTH FUND(1)             FUND              PRO FORMA
                                   ----------------------   ----------------------   -----------------   -----------------
                                   INSTITUTIONAL     Y      INSTITUTIONAL     Y      CLASS Y   CLASS S   CLASS Y   CLASS S
                                      SHARES       SHARES      SHARES       SHARES   SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   -------------   ------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage
     of offering price)..........      None         None        None         None     None      +         None      None
  Maximum Sales Load Imposed on
     Reinvested Dividends........      None         None        None         None     None      +         None      None
  Maximum Deferred Sales Load (as
     a Percentage of the offering
     price or sales price,
     whichever is less)..........      None         None        None         None     None      +         None      None
  Redemption Fees................      None(2)      None(2)     None(2)      None(2)  None      +         None      None
  Exchange Fee...................      None         None        None         None     None      +         None      None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
     assets)
  Management Fees (before
     waivers)(3).................      0.75%        0.75%       0.75%        0.75%    0.70%     +         0.65%     0.65%
  Distribution and Service
     (12b-1) Fees................      None         None        None         None     None      +         None      None
  Other Expenses(4)..............      0.29%        0.54%       0.27%        0.52%    0.23%     +         0.34%     0.59%
                                       ----         ----        ----         ----     ----                ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(5)............      1.04%        1.29%       1.02%        1.27%    0.93%     +         0.99%     1.24%
                                       ====         ====        ====         ====     ====                ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund will receive Class Y Shares of the FAIF Balanced Fund and holders of Y Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund will receive Class S Shares of the FAIF Balanced Fund.

** It is expected that the FAIF Balanced Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar Balanced Growth Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) The Firstar Balanced Income Fund and the Firstar Balanced Growth Fund are expected to reorganize into the FAIF Balanced Fund in connection with the Reorganization. The reorganization of the Firstar Balanced Income Fund into the FAIF Balanced Fund and the reorganization of the Firstar Balanced Growth Fund into the FAIF Balanced Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Balanced Income Fund to reorganize into the FAIF Balanced Fund as expected will not affect the reorganization of the Firstar Balanced Growth Fund into the FAIF Balanced Fund and will have no material affect on the above expense estimates. The failure of the Firstar Balanced Growth Fund to reorganize into the FAIF Balanced Fund as expected will not affect the reorganization of the Firstar Balanced Income Fund into the FAIF Balanced Fund and will have no material affect on the above expense estimates.

(2) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) Management Fees (after waivers) would be:

            Firstar Balanced Income Fund..........  0.68%
            Firstar Balanced Growth Fund..........  0.70%
            FAIF Balanced Fund....................  0.57%
            Combined Fund Pro Forma...............  0.46%

(4) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Y Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund and Class S Shares of the Combined Fund Pro Forma.

(5) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares and Y Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund until October 31, 2001, so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Balanced Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares from the effective time of the Reorganization through September 30, 2002 so the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar Balanced Income Fund.....................      0.97%           --       1.22%       --
            Firstar Balanced Growth Fund.....................      0.97%           --       1.22%       --
            FAIF Balanced Fund...............................        --          0.80%        --       N/A
            Combined Fund Pro Forma..........................        --          0.80%        --      1.05%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR BALANCED INCOME FUND
  Institutional Shares....................   $106      $331       $574       $1,271
  Y Shares................................   $131      $409       $708       $1,556
FIRSTAR BALANCED GROWTH FUND
  Institutional Shares....................   $104      $325       $563       $1,248
  Y Shares................................   $129      $403       $697       $1,534
FAIF BALANCED FUND
  Class Y Shares..........................   $ 95      $296       $515       $1,143
  Class S Shares..........................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $101      $315       $547       $1,213
  Class S Shares..........................   $126      $393       $681       $1,500

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      FIRSTAR BALANCED INCOME FUND -- RETAIL A SHARES AND RETAIL B SHARES*

      FIRSTAR BALANCED GROWTH FUND -- RETAIL A SHARES AND RETAIL B SHARES*

           FAIF BALANCED FUND -- CLASS A SHARES AND CLASS B SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund is as follows:

        Firstar Balanced Income Fund -- Retail A Shares -- decrease .17% Firstar Balanced Income Fund -- Retail B Shares -- decrease .17%

        Firstar Balanced Growth Fund -- Retail A Shares -- decrease .17% Firstar Balanced Growth Fund -- Retail B Shares -- decrease .17%

                                FIRSTAR BALANCED        FIRSTAR BALANCED        FAIF BALANCED         COMBINED FUND
                                 INCOME FUND(1)          GROWTH FUND(1)              FUND               PRO FORMA
                              --------------------    --------------------    ------------------    ------------------
                              RETAIL A    RETAIL B    RETAIL A    RETAIL B    CLASS A    CLASS B    CLASS A    CLASS B
                               SHARES      SHARES      SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              --------    --------    --------    --------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION
  EXPENSES:
  Maximum Sales Load Imposed
    on Purchases (as a
    percentage of offering
    price)..................   5.50%(2)     None       5.50%(2)     None       5.50%(2)   0.00%      5.50%(2)   0.00%
  Maximum Sales Load Imposed
    on Reinvested
    Dividends...............    None        None        None        None        None       None       None       None
  Maximum Deferred Sales
    Load (as a Percentage of
    the offering price or
    sales price, whichever
    is less)................    None(3)    5.00%(4)     None(3)    5.00%(4)    0.00%(3)   5.00%(4)   0.00%(3)   5.00%(4)
  Redemption Fees...........    None(5)     None(5)     None(5)     None(5)     None       None       None       None
  Exchange Fee..............    None        None        None        None        None       None       None       None
  Annual Maintenance Fee....    None        None        None        None         $25(6)     $25(6)     $25(6)     $25(6)
ANNUAL FUND OPERATING
  EXPENSES:
  (as a percentage of
    average net assets)
  Management Fees (before
    waivers)(7).............   0.75%       0.75%       0.75%       0.75%       0.70%      0.70%      0.65%      0.65%
  Distribution and Service
    (12b-1) Fees............   0.00%(8)    0.75%       0.00%(8)    0.75%       0.25%(9)   1.00%(9)   0.25%(9)   1.00%(9)
  Other Expenses(10)........   0.54%       0.54%       0.52%       0.52%       0.23%      0.23%      0.34%      0.34%
                               -----       -----       -----       -----       -----      -----      -----      -----
TOTAL FUND OPERATING
  EXPENSES (before
  waivers)(11)..............   1.29%       2.04%       1.27%       2.02%       1.18%      1.93%      1.24%      1.99%
                               =====       =====       =====       =====       =====      =====      =====      =====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund will receive Class A Shares of the FAIF Balanced Fund and holders of Retail B Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund will receive Class B Shares of the FAIF Balanced Fund.

 ** It is expected that the FAIF Balanced Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar Balanced Growth Fund.

 (1) The Firstar Balanced Income Fund and the Firstar Balanced Growth Fund are expected to reorganize into the FAIF Balanced Fund in connection with the Reorganization. The reorganization of the Firstar Balanced Income Fund into the FAIF Balanced Fund and the reorganization of the Firstar Balanced Growth Fund into the FAIF Balanced Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Balanced Income Fund to reorganize into the FAIF Balanced Fund as expected will not affect the reorganization of the Firstar Balanced Growth Fund into the FAIF Balanced Fund and will have no material affect on the above expense estimates. The failure of the Firstar Balanced Growth Fund to reorganize into the FAIF Balanced Fund as expected will not affect the reorganization of the Firstar Balanced Income Fund into the FAIF Balanced Fund and will have no material affect on the above expense estimates.

 (2) Certain investors may qualify for reduced sales charges.

 (3) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (4) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Balanced Income and Balanced Growth Funds will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Balanced Fund received in exchange for Retail B Shares of the Firstar Balanced Income Fund and Balanced Growth Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Balanced Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (5) A fee of $15.00 is charged for each wire redemption and for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (6) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (7) Management Fees (after waivers) would be:

            Firstar Balanced Income Fund..........  0.68%
            Firstar Balanced Growth Fund..........  0.70%
            FAIF Balanced Fund....................  0.57%
            Combined Fund Pro Forma...............  0.46%

 (8) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund. Neither the Firstar Balanced Income Fund nor Firstar Balanced Growth Fund intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

 (9) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

(10) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Retail A and Retail B Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund.

(11) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares and Retail B Shares of the Firstar Balanced Income Fund and Firstar Balanced Growth Fund until October 31, 2001, so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Balanced Fund intends to waive fees for Class A Shares and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                 RETAIL A    CLASS A    RETAIL B    CLASS B
                                                                  SHARES     SHARES      SHARES     SHARES
                                                                 --------    -------    --------    -------
            Firstar Balanced Income Fund.......................    1.22%        --        1.97%        --
            Firstar Balanced Growth Fund.......................    1.22%        --        1.97%        --
            FAIF Balanced Fund.................................      --       1.05%         --       1.80%
            Combined Fund Pro Forma............................      --       1.05%         --       1.80%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR BALANCED INCOME FUND
  Retail A Shares...............................   $674    $  936    $1,219     $2,021
  Retail B Shares (Assuming Redemption).........   $707    $  940    $1,298     $2,000
  Retail B Shares (Assuming No Redemption)......   $207    $  640    $1,098     $2,000
FIRSTAR BALANCED GROWTH FUND
  Retail A Shares...............................   $672    $  931    $1,209     $2,000
  Retail B Shares (Assuming Redemption).........   $705    $  934    $1,288     $1,978
  Retail B Shares (Assuming No Redemption)......   $205    $  634    $1,088     $1,978
FAIF BALANCED FUND
  Class A Shares................................   $664    $  904    $1,163     $1,903
  Class B Shares (Assuming Redemption)..........   $696    $1,006    $1,242     $2,059
  Class B Shares (Assuming No Redemption).......   $196    $  606    $1,042     $2,059
COMBINED FUND PRO FORMA
  Class A Shares................................   $669    $  922    $1,194     $1,967
  Class B Shares (Assuming Redemption)**........   $702    $  924    $1,273     $1,946
  Class B Shares (Assuming No Redemption)**.....   $202    $  624    $1,073     $1,946
  Class B Shares (Assuming Redemption)***.......   $702    $1,024    $1,273     $2,123
  Class B Shares (Assuming No Redemption)***....   $202    $  624    $1,073     $2,123

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                         FIRSTAR GROWTH & INCOME FUND*

                          FAIF GROWTH & INCOME FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Growth & Income Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .04%
  .04%                                  Retail B Shares -- decrease
  Retail A Shares -- decrease .04%      .04%

                                           FIRSTAR GROWTH & INCOME FUND                  COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............       None        None     5.50%(1)    None       None      None     5.50%(1)  0.00%
  Maximum Sales Load Imposed on
    Reinvested Dividends.........       None        None      None       None       None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........       None        None      None(2)   5.00%(3)    None      None     0.00%(2)  5.00%(3)
  Redemption Fees................       None(4)     None(4)   None(4)    None(4)    None      None      None      None
  Exchange Fee...................       None        None      None       None       None      None      None      None
  Annual Maintenance Fee.........       None        None      None       None       None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.75%       0.75%     0.75%      0.75%      0.65%     0.65%     0.65%     0.65%
  Distribution and Service
    (12b-1) Fees.................       None        None     0.00%(7)   0.75%       None      None     0.25%(8)  1.00%(8)
  Other Expenses(9)..............      0.19%       0.44%     0.44%      0.44%      0.31%     0.56%     0.31%     0.31%
                                       -----       -----     -----      -----      -----     -----     -----     -----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      0.94%       1.19%     1.19%      1.94%      0.96%     1.21%     1.21%     1.96%
                                       =====       =====     =====      =====      =====     =====     =====     =====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Growth & Income Fund will receive Class Y Shares of the FAIF Growth & Income Fund, holders of Y Shares of the Firstar Growth & Income Fund will receive Class S Shares of the FAIF Growth & Income Fund, holders of Retail A Shares of the Firstar Growth & Income Fund will receive Class A Shares of the FAIF Growth & Income Fund and holders of Retail B Shares of the Firstar Growth & Income Fund will receive Class B Shares of the FAIF Growth & Income Fund.

 ** The FAIF Growth & Income Fund has not yet commenced operations. The FAIF Growth & Income Fund will continue the operations of the Firstar Growth & Income Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Growth & Income Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Growth & Income Fund received in exchange for Retail B Shares of the Firstar Growth & Income Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Growth & Income Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian and, for Retail A and B Shares only, for each wire redemption.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Combined Fund Pro Forma...............  0.59%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Firstar Growth & Income Fund's average daily net assets for Retail A Shares. The Firstar Growth & Income Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Y Shares, Retail A Shares and Retail B Shares of the Firstar Growth & Income Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                  CLASS Y    CLASS S    CLASS A    CLASS B
                                                                  SHARES     SHARES     SHARES     SHARES
                                                                  -------    -------    -------    -------
            Combined Fund Pro Forma.............................   0.90%      1.15%      1.15%      1.90%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR GROWTH & INCOME FUND
  Institutional Shares....................   $ 96     $  300     $  520      $1,155
  Y Shares................................   $121     $  378     $  654      $1,443
  Retail A Shares.........................   $665     $  907     $1,168      $1,914
  Retail B Shares (Assuming Redemption)...   $697     $  909     $1,247      $1,891
  Retail B Shares (Assuming No
     Redemption)..........................   $197     $  609     $1,047      $1,891

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 98     $  306     $  531      $1,178
  Class S Shares..........................   $123     $  384     $  665      $1,466
  Class A Shares..........................   $667     $  913     $1,178      $1,935
  Class B Shares (Assuming
     Redemption)**........................   $699     $  915     $1,257      $1,913
  Class B Shares (Assuming No
     Redemption)**........................   $199     $  615     $1,057      $1,913
  Class B Shares (Assuming
     Redemption)***.......................   $699     $1,015     $1,257      $2,091
  Class B Shares (Assuming No
     Redemption)***.......................   $199     $  615     $1,057      $2,091

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

        FIRSTAR EQUITY INCOME FUND -- INSTITUTIONAL SHARES AND Y SHARES*

          FAIF EQUITY INCOME FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Equity Income Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .10%
  .10%

                                                  FIRSTAR EQUITY          FAIF EQUITY        COMBINED FUND
                                                   INCOME FUND            INCOME FUND          PRO FORMA
                                              ----------------------   -----------------   -----------------
                                              INSTITUTIONAL     Y      CLASS Y   CLASS S   CLASS Y   CLASS S
                                                 SHARES       SHARES   SHARES    SHARES    SHARES    SHARES
                                              -------------   ------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)....       None        None     None        +       None      None
  Maximum Sales Load Imposed on Reinvested
     Dividends..............................       None        None     None        +       None      None
  Maximum Deferred Sales Load (as a
     Percentage of the offering price or
     sales price, whichever is less)........       None        None     None        +       None      None
  Redemption Fees...........................       None(1)     None(1)  None        +       None      None
  Exchange Fee..............................       None        None     None        +       None      None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(2).......       0.75%       0.75%    0.70%       +       0.65%     0.65%
  Distribution and Service (12b-1) Fees.....       None        None     None        +       None      None
  Other Expenses(3).........................       0.35%       0.60%    0.20%       +       0.32%     0.57%
                                                  -----       -----     ----                ----      ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(4)...............................       1.10%       1.35%    0.90%       +       0.97%     1.22%
                                                  =====       =====     ====                ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Equity Income Fund will receive Class Y Shares of the FAIF Equity Income Fund and holders of Y Shares of the Firstar Equity Income Fund will receive Class S Shares of the FAIF Equity Income Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Equity Income Fund..........    0.65%
            FAIF Equity Income Fund.............    0.55%
            Combined Fund Pro Forma.............    0.58%

(3) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Y Shares of the Firstar Equity Income Fund and Class S Shares of the Combined Fund Pro Forma.

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares and Y Shares of the Firstar Equity Income Fund until October 31, 2001, so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Equity Income Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management had contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar Equity Income Fund.......................      1.00%           --       1.25%       --
            FAIF Equity Income Fund..........................        --          0.75%        --       N/A
            Combined Fund Pro Forma..........................        --          0.90%        --      1.15%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
FIRSTAR EQUITY INCOME FUND
  Institutional Shares.............................   $112     $350      $606      $1,340
  Y Shares.........................................   $137     $428      $739      $1,624
FAIF EQUITY INCOME FUND
  Class Y Shares...................................   $ 92     $287      $498      $1,108
  Class S Shares...................................    N/A      N/A       N/A         N/A
COMBINED FUND PRO FORMA
  Class Y Shares...................................   $ 99     $309      $536      $1,190
  Class S Shares...................................   $124     $387      $670      $1,477

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

       FIRSTAR EQUITY INCOME FUND -- RETAIL A SHARES AND RETAIL B SHARES*

          FAIF EQUITY INCOME FUND -- CLASS A SHARES AND CLASS B SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Equity Income Fund is as follows:

  Retail A Shares -- decrease      Retail B Shares -- decrease
  .10%                             .10%

                                               FIRSTAR EQUITY         FAIF EQUITY        COMBINED FUND
                                                 INCOME FUND          INCOME FUND          PRO FORMA
                                             -------------------   -----------------   -----------------
                                             RETAIL A   RETAIL B   CLASS A   CLASS B   CLASS A   CLASS B
                                              SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                             --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)...    5.50%(1)   None      5.50%(1)  0.00%     5.50%(1)  0.00%
  Maximum Sales Load Imposed on Reinvested
     Dividends.............................    None       None      None      None      None      None
  Maximum Deferred Sales Load (as a
     Percentage of the offering price or
     sales price, whichever is less).......  None(2)      5.00%(3)  0.00%(2)  5.00%(3)  0.00%(2)  5.00%(3)
  Redemption Fees..........................    None(4)    None(4)   None      None      None      None
  Exchange Fee.............................    None       None      None      None      None      None
  Annual Maintenance Fee...................    None       None       $25(5)    $25(5)    $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(6)......    0.75%      0.75%     0.70%     0.70%     0.65%     0.65%
  Distribution and Service (12b-1) Fees....    0.00%(7)   0.75%     0.25%(8)  1.00%(8)  0.25%(8)  1.00%(8)
  Other Expenses(9)........................    0.60%      0.60%     0.20%     0.20%     0.32%     0.32%
                                               ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(10).............................    1.35%      2.10%     1.15%     1.90%     1.22%     1.97%
                                               ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar Equity Income Fund will receive Class A Shares of the FAIF Fixed Income Fund and holders of Retail B Shares of the Firstar Equity Income Fund will receive Class B Shares of the FAIF Fixed Income Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Equity Income Fund will automatically convert to Class A Shares six years after purchase. Class B Shares of the FAIF Equity Income Fund received in exchange for Retail B Shares of the Firstar Equity Income Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Equity Income Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption and for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

Firstar Equity Income Fund.............  0.65%
FAIF Equity Income Fund................  0.55%
Combined Fund Pro Forma................  0.58%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Equity Income Fund. The Firstar Equity Income Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Retail A and Retail B Shares of the Firstar Equity Income Fund.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A Shares and Retail B Shares of the Firstar Equity Income Fund until October 31, 2001, so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Equity Income Fund intends to waive fees for Class A Shares and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                       RETAIL A   CLASS A   RETAIL B   CLASS B
                                                                        SHARES    SHARES     SHARES    SHARES
                                                                       --------   -------   --------   -------
            Firstar Equity Income Fund...............................    1.25%       --       2.00%       --
            FAIF Equity Income Fund..................................      --      1.00%        --      1.75%
            Combined Fund Pro Forma..................................      --      1.15%        --      1.90%

      EXAMPLE:*

     You would pay the following expenses on a $10,000 investment, assuming (1)
       5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR EQUITY INCOME FUND
  Retail A Shares...............................   $680    $  954    $1,249     $2,085
  Retail B Shares (Assuming Redemption).........   $713    $  958    $1,329     $2,064
  Retail B Shares (Assuming No Redemption)......   $213    $  658    $1,129     $2,064
FAIF EQUITY INCOME FUND
  Class A Shares................................   $661    $  895    $1,148     $1,871
  Class B Shares (Assuming Redemption)..........   $693    $  997    $1,226     $2,027
  Class B Shares (Assuming No Redemption).......   $193    $  597    $1,026     $2,027

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class A Shares................................   $667    $  916    $1,183     $1,946
  Class B Shares (Assuming Redemption)**........   $700    $  918    $1,262     $1,924
  Class B Shares (Assuming No Redemption)**.....   $200    $  618    $1,062     $1,924
  Class B Shares (Assuming Redemption)***.......   $700    $1,018    $1,262     $2,102
  Class B Shares (Assuming No Redemption)***....   $200    $  618    $1,062     $2,102

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that are exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                          FIRSTAR RELATIVE VALUE FUND*

                           FAIF RELATIVE VALUE FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Relative Value Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .07%
  .07%
  Retail A Shares -- decrease .07%      Retail B Shares -- decrease
                                        .07%

                                           FIRSTAR RELATIVE VALUE FUND                   COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None      None      None      5.50%(1)  0.00%
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None      None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None      None(2)    5.00%(3)  None      None      0.00%(2)  5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)   None      None      None      None
  Exchange Fee...................      None         None      None       None      None      None      None      None
  Annual Maintenance Fee.........      None         None      None       None      None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.75%        0.75%     0.75%      0.75%     0.65%     0.65%     0.65%     0.65%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%     None      None      0.25%(8)  1.00%(8)
  Other Expenses(9)..............      0.31%        0.56%     0.56%      0.56%     0.32%     0.57%     0.32%     0.32%
                                       ----         ----      ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      1.06%        1.31%     1.31%      2.06%     0.97%     1.22%     1.22%     1.97%
                                       ====         ====      ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Relative Value Fund will receive Class Y Shares of the FAIF Relative Value Fund, holders of Y Shares of the Firstar Relative Value Fund will receive Class S Shares of the FAIF Relative Value Fund, holders of Retail A Shares of the Firstar Relative Value Fund will receive Class A Shares of the FAIF Relative Value Fund and holders of Retail B Shares of the Firstar Relative Value Fund will receive Class B Shares of the FAIF Relative Value Fund.

 ** The FAIF Relative Value Fund has not yet commenced operations. The FAIF Relative Value Fund will continue the operations of the Firstar Relative Value Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Relative Value Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Equity Income Fund received in exchange for Retail B Shares of the Firstar Relative Value Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Relative Value Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian and, for Retail A and B Shares only, for each wire redemption.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Relative Value Fund...........  0.66%
            Combined Fund Pro Forma...............  0.58%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Relative Value Fund. The Firstar Relative Value Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares for the current fiscal year.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for Y Shares, Retail A Shares and Retail B Shares of the Firstar Relative Value Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses will be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional Shares, Y Shares, Retail A Shares and Retail B Shares of the Firstar Relative Value Fund until October 31, 2001, so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                       INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                          SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                       -------------   -------   ------   -------   --------   -------   --------   -------
           Firstar Relative Value
             Fund....................      0.97%          --      1.22%      --       1.22%       --       1.97%       --
           Combined Fund Pro Forma...        --         0.90%       --     1.15%        --      1.15%        --      1.90%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR RELATIVE VALUE FUND
  Institutional Shares....................   $108     $  337     $  585      $1,294
  Y Shares................................   $133     $  415     $  718      $1,579
  Retail A Shares.........................   $676     $  942     $1,229      $2,042
  Retail B Shares (Assuming Redemption)...   $709     $  946     $1,308      $2,021
  Retail B Shares (Assuming No
     Redemption)..........................   $209     $  646     $1,108      $2,021

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
COMBINED FUND PRO FORMA
  Class Y Shares..........................   $ 99     $  309     $  536      $1,190
  Class S Shares..........................   $124     $  387     $  670      $1,477
  Class A Shares..........................   $667     $  916     $1,183      $1,946
  Class B Shares (Assuming
     Redemption)**........................   $700     $  918     $1,262      $1,924
  Class B Shares (Assuming No
     Redemption)**........................   $200     $  618     $1,062      $1,924
  Class B Shares (Assuming
     Redemption)***.......................   $700     $1,018     $1,262      $2,102
  Class B Shares (Assuming No
     Redemption)***.......................   $200     $  618     $1,062      $2,102

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

        FIRSTAR EQUITY INDEX FUND -- INSTITUTIONAL SHARES AND Y SHARES*
          FAIF EQUITY INDEX FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Equity Index Fund is as follows:

  Institutional Shares -- no        Y Shares -- no
  change                            change

                                                      FIRSTAR EQUITY           FAIF EQUITY        COMBINED FUND
                                                        INDEX FUND             INDEX FUND           PRO FORMA
                                                  ----------------------    -----------------   -----------------
                                                  INSTITUTIONAL     Y       CLASS Y   CLASS S   CLASS Y   CLASS S
                                                     SHARES       SHARES    SHARES    SHARES    SHARES    SHARES
                                                  -------------   ------    -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price)..............      None         None      None      +         None      None
  Maximum Sales Load Imposed on Reinvested
     Dividends..................................      None         None      None      +         None      None
  Maximum Deferred Sales Load (as a percentage
     of the offering price or sales price,
     whichever is less).........................      None         None      None      +         None      None
  Redemption Fees...............................      None(1)      None(1)   None      +         None      None
  Exchange Fee..................................      None         None      None      +         None      None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(2)...........      0.25%        0.25%     0.70%     +         0.25%     0.25%
  Distribution and Service (12b-1) Fees.........      None         None      None      +         None      None
  Other Expenses(3).............................      0.21%        0.46%     0.19%     +         0.31%     0.56%
                                                      ----         ----      ----                ----      ----
TOTAL FUND OPERATING EXPENSES (before
  waivers)(4)...................................      0.46%        0.71%     0.89%     +         0.56%     0.81%
                                                      ====         ====      ====                ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar Equity Index Fund will receive Class Y Shares of the FAIF Equity Index Fund, and holders of Y Shares of the Firstar Equity Index Fund will receive Class S Shares of the FAIF Equity Index Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar Equity Index Fund............  0.16%
            FAIF Equity Index Fund...............  0.16%
            Combined Fund Pro Forma..............  0.06%

(3) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar Equity Index Fund and Class S Shares of the Combined Fund Pro Forma.

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar Equity Index Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Equity Index Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                            INSTITUTIONAL    CLASS Y                CLASS S
                                                               SHARES        SHARES     Y SHARES    SHARES
                                                            -------------    -------    --------    -------
           Firstar Equity Index Fund......................      0.37%           --        0.62%        --
           FAIF Equity Index Fund.........................        --          0.35%         --        N/A
           Combined Fund Pro Forma........................        --          0.37%         --       0.62%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                 ------    -------    -------    --------
FIRSTAR EQUITY INDEX FUND
  Institutional Shares.........................   $47        $148       $258      $  579
  Y Shares.....................................   $73        $227       $395      $  883
FAIF EQUITY INDEX FUND
  Class Y Shares...............................   $91        $284       $493      $1,096
  Class S Shares...............................   N/A        N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares...............................   $57        $179       $313      $  701
  Class S Shares...............................   $83        $259       $450      $1,002

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

       FIRSTAR EQUITY INDEX FUND -- RETAIL A SHARES AND RETAIL B SHARES*

          FAIF EQUITY INDEX FUND -- CLASS A SHARES AND CLASS B SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Equity Index Fund is as follows:

  Retail A Shares -- no           Retail B Shares -- no
  change                                 change

                                                   FIRSTAR EQUITY         FAIF EQUITY        COMBINED FUND
                                                     INDEX FUND           INDEX FUND           PRO FORMA
                                                 -------------------   -----------------   -----------------
                                                 RETAIL A   RETAIL B   CLASS A   CLASS B   CLASS A   CLASS B
                                                  SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                                 --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price).............   5.50%(1)    None      5.50%(1)   None     5.50%(1)   None
  Maximum Sales Load Imposed on Reinvested
     Dividends.................................    None       None       None      None      None      None
  Maximum Deferred Sales Load (as a percentage
     of the offering price or sales price,
     whichever is less)........................    None(2)   5.00%(3)    None(2)  5.00%(3)   None(2)  5.00%(3)
  Redemption Fees..............................    None(4)    None(4)    None      None      None      None
  Exchange Fee.................................    None       None       None      None      None      None
  Annual Maintenance Fee.......................    None       None        $25(5)    $25(5)    $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(6)..........   0.25%      0.25%      0.70%     0.70%     0.25%     0.25%
  Distribution and Service (12b-1) Fees........   0.00%(7)   0.75%      0.25%(8)  1.00%(8)  0.25%(8)  1.00%(8)
  Other Expenses(9)............................   0.46%      0.46%      0.18%     0.20%     0.31%     0.31%
                                                  -----      -----      -----     -----     -----     -----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10).........................   0.71%      1.46%      1.13%     1.90%     0.81%     1.56%
                                                  =====      =====      =====     =====     =====     =====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar Equity Index Fund will receive Class A Shares of the FAIF Equity Index Fund and holders of Retail B Shares of the Firstar Equity Index Fund will receive Class B Shares of the FAIF Equity Index Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Equity Index Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Equity Index Fund received in exchange for Retail B Shares of the Firstar Equity Index Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Equity Index Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Equity Index Fund.............  0.16%
            FAIF Equity Index Fund................  0.16%
            Combined Fund Pro Forma...............  0.06%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Equity Index Fund. The Firstar Equity Index Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A and Retail B Shares of the Firstar Equity Index Fund.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A and Retail B Shares of the Firstar Equity Index Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Equity Index Fund intends to waive fees for Class A and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                    RETAIL A   CLASS A   RETAIL B   CLASS B
                                                                     SHARES    SHARES     SHARES    SHARES
                                                                    --------   -------   --------   -------
            Firstar Equity Index Fund.............................    0.62%       --       1.37%       --
            FAIF Equity Index Fund................................      --      0.59%        --      1.36%
            Combined Fund Pro Forma...............................      --      0.62%        --      1.37%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR EQUITY INDEX FUND
  Retail A Shares...............................   $619     $765     $  923     $1,384
  Retail B Shares (Assuming Redemption).........   $649     $762     $  997     $1,355
  Retail B Shares (Assuming No Redemption)......   $149     $462     $  797     $1,355
FAIF EQUITY INDEX FUND
  Class A Shares................................   $659     $889     $1,138     $1,849
  Class B Shares (Assuming Redemption)..........   $693     $997     $1,226     $2,022
  Class B Shares (Assuming No Redemption).......   $193     $597     $1,026     $2,022

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class A Shares................................   $628     $794     $  975     $1,497
  Class B Shares (Assuming Redemption)**........   $659     $793     $1,050     $1,469
  Class B Shares (Assuming No Redemption)**.....   $159     $493     $  850     $1,469
  Class B Shares (Assuming Redemption)***.......   $659     $893     $1,050     $1,655
  Class B Shares (Assuming No Redemption)***....   $159     $493     $  850     $1,655

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                      FIRSTAR LARGE CAP CORE EQUITY FUND*

                           FAIF LARGE CAP CORE FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Large Cap Core Equity Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .04%
  .04%
  Retail A Shares -- decrease .04%      Retail B Shares -- decrease
                                        .04%

                                         FIRSTAR LARGE CAP CORE EQUITY FUND               COMBINED FUND PRO FORMA
                                    --------------------------------------------   -------------------------------------
                                    INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                       SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                    -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)...............      None         None      5.50%(1)   None      None      None      5.50%(1)  None
  Maximum Sales Load Imposed on
    Reinvested Dividends..........      None         None      None       None      None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)............      None         None      None(2)    5.00%(3)  None      None      None(2)   5.00%(3)
  Redemption Fees.................      None(4)      None(4)   None(4)    None(4)   None      None      None      None
  Exchange Fee....................      None         None      None       None      None      None      None      None
  Annual Maintenance Fee..........      None         None      None       None      None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)...................      0.75%        0.75%     0.75%      0.75%     0.65%     0.65%     0.65%     0.65%
  Distribution and Service (12b-1)
    Fees..........................      None         None      0.00%(7)   0.75%     None      None      0.25%(8)  1.00%(8)
  Other Expenses(9)...............      0.20%        0.45%     0.45%      0.45%     0.32%     0.57%     0.32%     0.32%
                                        ----         ----      ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)............      0.95%        1.20%     1.20%      1.95%     0.97%     1.22%     1.22%     1.97%
                                        ====         ====      ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Large Cap Core Equity Fund will receive Class Y Shares of the FAIF Large Cap Core Fund, holders of Y Shares of the Firstar Large Cap Core Equity Fund will receive Class S Shares of the FAIF Large Cap Core Fund, holders of Retail A Shares of the Firstar Large Cap Core Equity Fund will receive Class A Shares of the FAIF Large Cap Core Fund and holders of Retail B Shares of the Firstar Large Cap Core Equity Fund will receive Class B Shares of the FAIF Large Cap Core Fund.

 ** The FAIF Large Cap Core Fund has not yet commenced operations. The FAIF Large Cap Core Fund will continue the operations of the Firstar Large Cap Core Equity Fund upon consummation of the Reorganization relating to that Fund.

(1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Large Cap Core Equity Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Large Cap Core Fund received in exchange for Retail B Shares of the Firstar Large Cap Core Equity Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Large Cap Core Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Large Cap Core Equity Fund....  0.74%
            Combined Fund Pro Forma...............  0.58%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Large Cap Core Equity Fund. The Firstar Large Cap Core Equity Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Large Cap Core Equity Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar Large Cap Core Equity Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                             INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                                SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                             -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar Large Cap Core Equity
              Fund.........................      0.94%          --      1.19%      --       1.19%       --       1.94%       --
            Combined Fund Pro Forma........        --         0.90%       --     1.15%        --      1.15%        --      1.90%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR LARGE CAP CORE EQUITY FUND
  Institutional Shares..........................   $ 97    $  303    $  525     $1,166
  Y Shares......................................   $122    $  381    $  660     $1,455
  Retail A Shares...............................   $666    $  910    $1,173     $1,925
  Retail B Shares (Assuming Redemption).........   $698    $  912    $1,252     $1,902
  Retail B Shares (Assuming No Redemption)......   $198    $  612    $1,052     $1,902

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class Y Shares................................   $ 99    $  309    $  536     $1,190
  Class S Shares................................   $124    $  387    $  670     $1,477
  Class A Shares................................   $667    $  916    $1,183     $1,946
  Class B Shares (Assuming Redemption)**........   $700    $  918    $1,262     $1,924
  Class B Shares (Assuming No Redemption)**.....   $200    $  618    $1,062     $1,924
  Class B Shares (Assuming Redemption)***.......   $700    $1,018    $1,262     $2,102
  Class B Shares (Assuming No Redemption)***....   $200    $  618    $1,062     $2,102

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                         FIRSTAR LARGE CAP GROWTH FUND*

                           FAIF CAPITAL GROWTH FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Large Cap Growth Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .24%
  .24%
  Retail A Shares -- decrease .24%      Retail B Shares -- decrease
                                        .24%

                                           FIRSTAR LARGE CAP GROWTH FUND                  COMBINED FUND PRO FORMA
                                    --------------------------------------------   -------------------------------------
                                    INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                       SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                    -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)...............      None         None      5.50%(1)   None      None      None      5.50%(1)  None
  Maximum Sales Load Imposed on
    Reinvested Dividends..........      None         None      None       None      None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)............      None         None    None(2)      5.00%(3)  None      None      None(2)   5.00%(3)
  Redemption Fees.................      None(4)      None(4)   None(4)    None(4)   None      None      None      None
  Exchange Fee....................      None         None      None       None      None      None      None      None
  Annual Maintenance Fee..........      None         None      None       None      None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)...................      0.95%        0.95%     0.95%      0.95%     0.65%     0.65%     0.65%     0.65%
  Distribution and Service (12b-1)
    Fees..........................      None         None      0.00%(7)   0.75%     None      None      0.25%(8)  1.00%(8)
  Other Expenses(9)...............      0.28%        0.53%     0.53%      0.53%     0.37%     0.62%     0.37%     0.37%
                                        ----         ----      ----      -----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)............      1.23%        1.48%     1.48%      2.23%     1.02%     1.27%     1.27%     2.02%
                                        ====         ====      ====      =====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Large Cap Growth Fund will receive Class Y Shares of the FAIF Capital Growth Fund, holders of Y Shares of the Firstar Large Cap Growth Fund will receive Class S Shares of the FAIF Capital Growth Fund, holders of Retail A Shares of the Firstar Large Cap Growth Fund will receive Class A Shares of the FAIF Capital Growth Fund and holders of Retail B Shares of the Firstar Large Cap Growth Fund will receive Class B Shares of the FAIF Capital Growth Fund.

 ** The FAIF Capital Growth Fund has not yet commenced operations. The FAIF Capital Growth Fund will continue the operations of the Firstar Large Cap Growth Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Large Cap Growth Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Capital Growth Fund received in exchange for Retail B Shares of the Firstar Large Cap Growth Fund purchased before the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Capital Growth Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar Large Cap Growth Fund.........  0.86%
            Combined Fund Pro Forma...............  0.53%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Large Cap Growth Fund. The Firstar Large Cap Growth Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Large Cap Growth Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar Large Cap Growth Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                        INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                           SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                        -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar Large Cap Growth
              Fund....................      1.14%          --      1.39%      --       1.39%       --       2.14%       --
            Combined Fund Pro Forma...        --         0.90%       --     1.15%        --      1.15%        --      1.90%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
FIRSTAR LARGE CAP GROWTH FUND
  Institutional Shares...........................   $125    $  390    $  676     $1,489
  Y Shares.......................................   $151    $  468    $  808     $1,768
  Retail A Shares................................   $692    $  992    $1,313     $2,221
  Retail B Shares (Assuming Redemption)..........   $726    $  997    $1,395     $2,202
  Retail B Shares (Assuming No Redemption).......   $226    $  697    $1,195     $2,202

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class Y Shares.................................   $104    $  325    $  563     $1,248
  Class S Shares.................................   $129    $  403    $  697     $1,534
  Class A Shares.................................   $672    $  931    $1,209     $2,000
  Class B Shares (Assuming Redemption)**.........   $705    $  934    $1,288     $1,978
  Class B Shares (Assuming No Redemption)**......   $205    $  634    $1,088     $1,978
  Class B Shares (Assuming Redemption)***........   $705    $1,034    $1,288     $2,155
  Class B Shares (Assuming No Redemption)***.....   $205    $  634    $1,088     $2,155

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

     FIRSTAR INTERNATIONAL VALUE FUND -- INSTITUTIONAL SHARES AND Y SHARES*

    FIRSTAR INTERNATIONAL GROWTH FUND -- INSTITUTIONAL SHARES AND Y SHARES*

         FAIF INTERNATIONAL FUND -- CLASS Y SHARES AND CLASS S SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar International Value Fund and Firstar International Growth Fund is as follows:

     Firstar International Value Fund Institutional Shares -- decrease 22%
           Firstar International Value Fund Y Shares -- decrease 22%

    Firstar International Growth Fund Institutional Shares -- increase .09%
          Firstar International Growth Fund Y Shares -- increase .09%

                                 FIRSTAR INTERNATIONAL    FIRSTAR INTERNATIONAL    FAIF INTERNATIONAL      COMBINED FUND
                                     VALUE FUND(1)            GROWTH FUND(1)              FUND               PRO FORMA
                                 ----------------------   ----------------------   -------------------   -----------------
                                 INSTITUTIONAL     Y      INSTITUTIONAL     Y      CLASS Y    CLASS S    CLASS Y   CLASS S
                                    SHARES       SHARES      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES
                                 -------------   ------   -------------   ------   --------   --------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage
    of offering price).........      None         None        None         None      None        +        None      None
  Maximum Sales Load Imposed on
    Reinvested Dividends.......      None         None        None         None      None        +        None      None
  Maximum Deferred Sales Load
    (as a percentage of the
    offering price or sales
    price, whichever is
    less)......................      None         None        None         None      None        +        None      None
  Redemption Fees..............      None(2)      None(2)     None(2)      None(2)   None        +        None      None
  Exchange Fee.................      None         None        None         None      None        +        None      None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average
    net assets)
  Management Fees (before
    waivers)(3)................      1.34%        1.34%       1.00%        1.00%     1.25%       +        1.10%     1.10%
  Distribution and Service
    (12b-1) Fees...............      None         None        None         None      None        +        None      None
  Other Expenses(4)............      0.42%        0.67%       0.32%        0.57%     0.25%       +        0.30%     0.55%
                                     ----         ----        ----         ----      ----                 ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(5)..........      1.76%        2.01%       1.32%        1.57%     1.50%       +        1.40%     1.65%
                                     ====         ====        ====         ====      ====                 ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar International Value Fund and Firstar International Growth Fund will receive Class Y Shares of the FAIF International Fund, and holders of Y Shares of the Firstar International Value Fund and Firstar International Growth Fund will receive Class S Shares of the FAIF International Fund.

 ** It is expected that the FAIF International Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar International Growth Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) The Firstar International Value Fund and Firstar International Growth Fund are both expected to reorganize into the FAIF International Fund in connection with the Reorganization. The reorganization of the Firstar International Value Fund into the FAIF International Fund and the reorganization of the Firstar International Growth Fund into the FAIF International Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar International Value Fund to reorganize into the FAIF International Fund as expected will not affect the reorganization of the Firstar International Growth Fund into the FAIF International Fund and will have no material affect on the above expense estimates. The failure of the Firstar International Growth Fund to reorganize into the FAIF International Fund as expected will not affect the reorganization of the Firstar International Value Fund into the FAIF International Fund and will have no material affect on the above expense estimates.

(2) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) Management Fees (after waivers) would be:

            Firstar International Value Fund......  1.15%
            Firstar International Growth Fund.....  0.94%
            FAIF International Fund...............  1.10%
            Combined Fund Pro Forma...............  1.05%

(4) Other Expenses for the Firstar International Value Fund are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar International Value Fund and Firstar International Growth Fund and Class S Shares of the Combined Fund Pro Forma.

(5) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar International Value Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar International Growth Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) for the current fiscal year will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF International Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

    Total Fund Operating Expenses (after waivers) would be:

                                                               INSTITUTIONAL    CLASS Y      Y       CLASS S
                                                                  SHARES        SHARES     SHARES    SHARES
                                                               -------------    -------    ------    -------
            Firstar International Value Fund.................      1.57%           --       1.82%       --
            Firstar International Growth Fund................      1.26%           --       1.51%       --
            FAIF International Fund..........................        --          1.35%        --       N/A
            Combined Fund Pro Forma..........................        --          1.35%        --      1.60%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR INTERNATIONAL VALUE FUND
  Institutional Shares.......................   $179     $  554     $  954      $2,073
  Y Shares...................................   $204     $  630     $1,083      $2,338
FIRSTAR INTERNATIONAL GROWTH FUND
  Institutional Shares.......................   $134     $  418     $  723      $1,590
  Y Shares...................................   $160     $  496     $  855      $1,867
FAIF INTERNATIONAL FUND
  Class Y Shares.............................   $153     $  474     $  818      $1,791
  Class S Shares.............................    N/A        N/A        N/A         N/A
COMBINED FUND PRO FORMA
  Class Y Shares.............................   $143     $  443     $  766      $1,680
  Class S Shares.............................   $168     $  520     $  897      $1,955

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

    FIRSTAR INTERNATIONAL VALUE FUND -- RETAIL A SHARES AND RETAIL B SHARES*

   FIRSTAR INTERNATIONAL GROWTH FUND -- RETAIL A SHARES AND RETAIL B SHARES*

         FAIF INTERNATIONAL FUND -- CLASS A SHARES AND CLASS B SHARES**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar International Value Fund and Firstar International Growth Fund is as follows:

       Firstar International Value Fund Retail A Shares -- decrease .22% Firstar International Value Fund Retail B Shares -- decrease .22%

       Firstar International Growth Fund Retail A Shares -- increase .09% Firstar International Growth Fund Retail B Shares -- increase .09%

                                     FIRSTAR INTERNATIONAL   FIRSTAR INTERNATIONAL   FAIF INTERNATIONAL      COMBINED FUND
                                         VALUE FUND(1)          GROWTH FUND(1)              FUND               PRO FORMA
                                     ---------------------   ---------------------   -------------------   -----------------
                                     RETAIL A    RETAIL B    RETAIL A    RETAIL B    CLASS A    CLASS B    CLASS A   CLASS B
                                      SHARES      SHARES      SHARES      SHARES      SHARES     SHARES    SHARES    SHARES
                                     ---------   ---------   ---------   ---------   --------   --------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)................    5.50%(2)    None        5.50%(2)    None        5.50%(2)   None      5.50%(2)  None
  Maximum Sales Load Imposed on
    Reinvested Dividends...........    None        None        None        None        None       None      None      None
  Maximum Deferred Sales Load (as a
    percentage of the offering
    price or sales price, whichever
    is less).......................    None(3)     5.00%(4)    None(3)     5.00%(4)    None(3)    5.00%(4)  None(3)   5.00%(4)
  Redemption Fees..................    None(5)     None(5)     None(5)     None(5)     None       None      None      None
  Exchange Fee.....................    None        None        None        None        None       None      None      None
  Annual Maintenance Fee...........    None        None        None        None         $25(6)     $25(6)    $25(6)    $25(6)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(7)....................    1.34%       1.34%       1.00%       1.00%       1.25%      1.25%     1.10%     1.10%
  Distribution and Service (12b-1)
    Fees...........................    0.00%(8)    0.75%       0.00%(8)    0.75%       0.25%(9)   1.00%(9)  0.25%(9)  1.00%(9)
  Other Expenses(10)...............    0.67%       0.67%       0.57%       0.57%       0.25%      0.25%     0.30%     0.30%
                                       ----        ----        ----        ----        ----       ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(11).............    2.01%       2.76%       1.57%       2.32%       1.75%      2.50%     1.65%     2.40%
                                       ====        ====        ====        ====        ====       ====      ====      ====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar International Value Fund and Firstar International Growth Fund will receive Class A Shares of the FAIF International Fund and holders of Retail B Shares of the Firstar International Value Fund and Firstar International Growth Fund will receive Class B Shares of the FAIF International Fund.

 ** It is expected that the FAIF International Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar International Growth Fund.

 (1) The Firstar International Value Fund and Firstar International Growth Fund are both expected to reorganize into the FAIF International Fund in connection with the Reorganization. The reorganization of the Firstar International Value Fund into the FAIF International Fund and the reorganization of the Firstar International Growth Fund into the FAIF International Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar International Value Fund to reorganize into the FAIF International Fund as expected will not affect the reorganization of the Firstar International Growth Fund into the FAIF International Fund and will have no material affect on the above expense estimates. The failure of the Firstar International Growth Fund to reorganize into the FAIF International Fund as expected will not affect the reorganization of the Firstar International Value Fund into the FAIF International Fund and will have no material affect on the above expense estimates.

 (2) Certain investors may qualify for reduced sales charges.

 (3) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (4) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar International Value and International Growth Funds will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF International Fund received in exchange for Retail B Shares of the Firstar International Value Fund and Firstar International Growth Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF International Fund purchased either before or after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (5) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (6) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (7) Management Fees (after waivers) would be:

            Firstar International Value Fund......  1.15%
            Firstar International Growth Fund.....  0.94%
            FAIF International Fund...............  1.10%
            Combined Fund Pro Forma...............  1.05%

 (8) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar International Value Fund and Firstar International Growth Fund. The Firstar International Growth Fund and Firstar International Value Fund do not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (9) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

(10) Other Expenses for the Firstar International Value Fund are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A and Retail B Shares of the Firstar International Value Fund and Firstar International Growth Fund.

(11) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A and Retail B Shares of the Firstar International Value Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A and Retail B Shares of the Firstar International Growth Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) for the current fiscal year will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF International Fund intends to waive fees for Class A and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

      Total Fund Operating Expenses (after waivers) would be:

                                                                 RETAIL A    CLASS A    RETAIL B    CLASS B
                                                                  SHARES     SHARES      SHARES     SHARES
                                                                 --------    -------    --------    -------
            Firstar International Value Fund...................    1.82%        --        2.57%        --
            Firstar International Growth Fund..................    1.51%        --        2.26%        --
            FAIF International Fund............................      --       1.60%         --       2.35%
            Combined Fund Pro Forma............................      --       1.60%         --       2.35%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            ------    -------    -------    --------
FIRSTAR INTERNATIONAL VALUE FUND
  Retail A Shares.........................   $743     $1,146     $1,573      $2,759
  Retail B Shares (Assuming Redemption)...   $779     $1,156     $1,659      $2,746
  Retail B Shares (Assuming No
     Redemption)..........................   $279     $  856     $1,459      $2,746
FIRSTAR INTERNATIONAL GROWTH FUND
  Retail A Shares.........................   $701     $1,018     $1,358      $2,315
  Retail B Shares (Assuming Redemption)...   $735     $1,024     $1,440      $2,297
  Retail B Shares (Assuming No
     Redemption)..........................   $235     $  724     $1,240      $2,297
FAIF INTERNATIONAL FUND
  Class A Shares..........................   $718     $1,071     $1,447      $2,499
  Class B Shares (Assuming Redemption)....   $753     $1,179     $1,531      $2,652
  Class B Shares (Assuming No
     Redemption)..........................   $253     $  779     $1,331      $2,652
COMBINED FUND PRO FORMA
  Class A Shares..........................   $709     $1,042     $1,398      $2,397
  Class B Shares (Assuming
     Redemption)**........................   $743     $1,048     $1,480      $2,380
  Class B Shares (Assuming No
     Redemption)**........................   $243     $  748     $1,280      $2,380
  Class B Shares (Assuming
     Redemption)***.......................   $743     $1,148     $1,480      $2,550
  Class B Shares (Assuming No
     Redemption)***.......................   $243     $  748     $1,280      $2,550

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were replaced with Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                           FIRSTAR MIDCAP INDEX FUND*
                           FAIF MID CAP INDEX FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar MidCap Index Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                            FIRSTAR MIDCAP INDEX FUND                    COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None      None      None      5.50%(1)  None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None      None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None      None(2)    5.00%(3)  None      None      None(2)   5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)   None      None      None      None
  Exchange Fee...................      None         None      None       None      None      None      None      None
  Annual Maintenance Fee.........      None         None      None       None      None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.25%        0.25%     0.25%      0.25%     0.25%     0.25%     0.25%     0.25%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%     None      None      0.25%(8)  1.00%(8)
  Other Expenses(9)..............      0.27%        0.52%     0.52%      0.52%     0.36%     0.61%     0.36%     0.36%
                                       ----         ----      ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      0.52%        0.77%     0.77%      1.52%     0.61%     0.86%     0.86%     1.61%
                                       ====         ====      ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar MidCap Index Fund will receive Class Y Shares of the FAIF Mid Cap Index Fund, holders of Y Shares of the Firstar MidCap Index Fund will receive Class S Shares of the FAIF Mid Cap Index Fund, holders of Retail A Shares of the Firstar MidCap Index Fund will receive Class A Shares of the FAIF Mid Cap Index Fund and holders of Retail B Shares of the Firstar MidCap Index Fund will receive Class B Shares of the FAIF Mid Cap Index Fund.

 ** The FAIF Mid Cap Index Fund has not yet commenced operations. The FAIF Mid Cap Index Fund will continue the operations of the Firstar MidCap Index Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are held. Retail B Shares of the Firstar MidCap Index Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Mid Cap Index Fund received in exchange for Retail B Shares of the Firstar MidCap Index Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Mid Cap Index Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar MidCap Index Fund.............  0.23%
            Combined Fund Pro Forma...............  0.14%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar MidCap Index Fund. The Firstar MidCap Index Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar MidCap Index Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar MidCap Index Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                         INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                            SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                         -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar MidCap Index
              Fund.....................      0.50%          --      0.75%      --       0.75%       --       1.50%       --
            Combined Fund Pro Forma....        --         0.50%       --     0.75%        --      0.75%        --      1.50%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR MIDCAP INDEX FUND
  Institutional Shares.......................   $ 53      $167      $  291      $  653
  Y Shares...................................   $ 79      $246      $  428      $  954
  Retail A Shares............................   $624      $782      $  954      $1,452
  Retail B Shares (Assuming Redemption)......   $655      $780      $1,029      $1,424
  Retail B Shares (Assuming No Redemption)...   $155      $480      $  829      $1,424

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
COMBINED FUND PRO FORMA
  Class Y Shares.............................   $ 62      $195      $  340      $  762
  Class S Shares.............................   $ 88      $274      $  477      $1,061
  Class A Shares.............................   $633      $809      $1,001      $1,552
  Class B Shares (Assuming Redemption)**.....   $664      $808      $1,076      $1,526
  Class B Shares (Assuming No
     Redemption)**...........................   $164      $508      $  876      $1,526
  Class B Shares (Assuming Redemption)***....   $664      $908      $1,076      $1,710
  Class B Shares (Assuming No
     Redemption)***..........................   $164      $508      $  876      $1,710

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                        FIRSTAR MIDCAP CORE EQUITY FUND*

                            FAIF MID CAP CORE FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar MidCap Core Equity Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                           FIRSTAR MIDCAP CORE EQUITY FUND                  COMBINED FUND PRO FORMA
                                    ---------------------------------------------    --------------------------------------
                                    INSTITUTIONAL     Y      RETAIL A    RETAIL B    CLASS Y   CLASS S   CLASS A    CLASS B
                                       SHARES       SHARES    SHARES      SHARES     SHARES    SHARES    SHARES     SHARES
                                    -------------   ------   --------    --------    -------   -------   -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)...............      None         None      5.50%(1)    None       None      None      5.50%(1)   None
  Maximum Sales Load Imposed on
    Reinvested Dividends..........      None         None      None        None       None      None      None       None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)............      None         None      None(2)     5.00%(3)   None      None      None(2)    5.00%(3)
  Redemption Fees.................      None(4)      None(4)   None(4)     None(4)    None      None      None       None
  Exchange Fee....................      None         None      None        None       None      None      None       None
  Annual Maintenance Fee..........      None         None      None        None       None      None      $ 25(5)    $ 25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)...................      0.75%        0.75%     0.75%       0.75%      0.70%     0.70%     0.70%      0.70%
  Distribution and Service (12b-1)
    Fees..........................      None         None      0.00%(7)    0.75%      None      None      0.25%(8)   1.00%(8)
  Other Expenses(9)...............      0.21%        0.46%     0.46%       0.46%      0.33%     0.58%     0.33%      0.33%
                                        ----         ----      ----        ----       ----      ----      ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)............      0.96%        1.21%     1.21%       1.96%      1.03%     1.28%     1.28%      2.03%
                                        ====         ====      ====        ====       ====      ====      ====       ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar MidCap Core Equity Fund will receive Class Y Shares of the FAIF Mid Cap Core Fund, holders of Y Shares of the Firstar MidCap Core Equity Fund will receive Class S Shares of the FAIF Mid Cap Core Fund, holders of Retail A Shares of the Firstar MidCap Core Equity Fund will receive Class A Shares of the FAIF Mid Cap Core Fund and holders of Retail B Shares of the Firstar MidCap Core Equity Fund will receive Class B Shares of the FAIF Mid Cap Core Fund.

 ** The FAIF Mid Cap Core Fund has not yet commenced operations. The FAIF Mid Cap Core Fund will continue the operations of the Firstar MidCap Core Equity Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar MidCap Core Equity Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Mid Cap Core Fund received in exchange for Retail B Shares of the Firstar MidCap Core Equity Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Mid Cap Core Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar MidCap Core Equity Fund.......  0.74%
            Combined Fund Pro Forma...............  0.62%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar MidCap Core Equity Fund. The Firstar MidCap Core Equity Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar MidCap Core Equity Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar MidCap Core Equity Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                        INSTITUTIONAL   CLASS Y      Y       CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                           SHARES       SHARES     SHARES    SHARES     SHARES    SHARES     SHARES    SHARES
                                        -------------   -------   --------   -------   --------   -------   --------   -------
            Firstar MidCap Core Equity
              Fund....................      0.95%          --       1.20%       --       1.20%       --       1.95%       --
            Combined Fund Pro Forma...        --         0.95%        --      1.20%        --      1.20%        --      1.95%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR MIDCAP CORE EQUITY FUND
  Institutional Shares.......................   $ 98     $  306     $  531      $1,178
  Y Shares...................................   $123     $  384     $  665      $1,466
  Retail A Shares............................   $667     $  913     $1,178      $1,935
  Retail B Shares (Assuming Redemption)......   $699     $  915     $1,257      $1,913
  Retail B Shares (Assuming No Redemption)...   $199     $  615     $1,057      $1,913

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
COMBINED FUND PRO FORMA
  Class Y Shares.............................   $105     $  328     $  569      $1,259
  Class S Shares.............................   $130     $  406     $  702      $1,545
  Class A Shares.............................   $673     $  934     $1,214      $2,010
  Class B Shares (Assuming Redemption)**.....   $706     $  937     $1,293      $1,989
  Class B Shares (Assuming No
     Redemption)**...........................   $206     $  637     $1,093      $1,989
  Class B Shares (Assuming Redemption)***....   $706     $1,037     $1,293      $2,166
  Class B Shares (Assuming No
     Redemption)***..........................   $206     $  637     $1,093      $2,166

---------------
      * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

     ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                         FIRSTAR SMALL CAP INDEX FUND*

                          FAIF SMALL CAP INDEX FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Small Cap Index Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                           FIRSTAR SMALL CAP INDEX FUND                  COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None      None      None      5.50%(1)  None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None      None      None      None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None      None(2)    5.00%(3)  None      None      None(2)   5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)   None      None      None      None
  Exchange Fee...................      None         None      None       None      None      None      None      None
  Annual Maintenance Fee.........      None         None      None       None      None      None       $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.40%        0.40%     0.40%      0.40%     0.40%     0.40%     0.40%     0.40%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%     None      None      0.25%(8)  1.00%(8)
  Other Expenses(9)..............      0.28%        0.53%     0.53%      0.53%     0.33%     0.58%     0.33%     0.33%
                                       ----         ----      ----       ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      0.68%        0.93%     0.93%      1.68%     0.73%     0.98%     0.98%     1.73%
                                       ====         ====      ====       ====      ====      ====      ====      ====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Small Cap Index Fund will receive Class Y Shares of the FAIF Small Cap Index Fund, holders of Y Shares of the Firstar Small Cap Index Fund will receive Class S Shares of the FAIF Small Cap Index Fund, holders of Retail A Shares of the Firstar Small Cap Index Fund will receive Class A Shares of the FAIF Small Cap Index Fund and holders of Retail B Shares of the Firstar Small Cap Index Fund will receive Class B Shares of the FAIF Small Cap Index Fund.

 ** The FAIF Small Cap Index Fund has not yet commenced operations. The FAIF Small Cap Index Fund will continue the operations of the Firstar Small Cap Index Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Small Cap Index Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Small Cap Index Fund received in exchange for Retail B Shares of the Firstar Small Cap Index Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Small Cap Index Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Combined Fund Pro Forma...............  0.35%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Small Cap Index Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

      Total Fund Operating Expenses (after waivers) would be:

                                                                  CLASS Y   CLASS S   CLASS A   CLASS B
                                                                  SHARES    SHARES    SHARES    SHARES
                                                                  -------   -------   -------   -------
        Combined Fund Pro Forma.................................   0.68%     0.93%     0.93%     1.68%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR SMALL CAP INDEX FUND
  Institutional Shares..........................   $ 69     $218     $  379     $  847
  Y Shares......................................   $ 95     $296     $  515     $1,143
  Retail A Shares...............................   $640     $830     $1,036     $1,630
  Retail B Shares (Assuming Redemption).........   $671     $830     $1,113     $1,604
  Retail B Shares (Assuming No Redemption)......   $171     $530     $  913     $1,604

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class Y Shares................................   $ 75     $233     $  406     $  906
  Class S Shares................................   $100     $312     $  542     $1,201
  Class A Shares................................   $644     $845     $1,062     $1,685
  Class B Shares (Assuming Redemption)**........   $676     $845     $1,139     $1,660
  Class B Shares (Assuming No Redemption)**.....   $176     $545     $  939     $1,660
  Class B Shares (Assuming Redemption)***.......   $676     $945     $1,139     $1,842
  Class B Shares (Assuming No Redemption)***....   $176     $545     $  939     $1,842

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                      FIRSTAR SMALL CAP CORE EQUITY FUND*

                           FAIF SMALL CAP CORE FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Small Cap Core Equity Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                        FIRSTAR SMALL CAP CORE EQUITY FUND               COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None      None      None       5.50%(1)   None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None      None      None       None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None    None(2)      5.00%(3)  None      None       None(2)   5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)   None      None       None      None
  Exchange Fee...................      None         None      None       None      None      None       None      None
  Annual Maintenance Fee.........      None         None      None       None      None      None        $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      0.75%        0.75%     0.75%      0.75%     0.70%     0.70%      0.70%     0.70%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%     None      None       0.25%(8)   1.00%(8)
  Other Expenses(9)..............      0.23%        0.48%     0.48%      0.48%     0.31%     0.56%      0.31%     0.31%
                                       ----         ----      ----       ----      ----      ----     ------    ------
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      0.98%        1.23%     1.23%      1.98%     1.01%     1.26%      1.26%     2.01%
                                       ====         ====      ====       ====      ====      ====     ======    ======

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Small Cap Core Equity Fund will receive Class Y Shares of the FAIF Small Cap Core Fund, holders of Y Shares of the Firstar Small Cap Core Equity Fund will receive Class S Shares of the FAIF Small Cap Core Fund, holders of Retail A Shares of the Firstar Small Cap Core Equity Fund will receive Class A Shares of the FAIF Small Cap Core Fund and holders of Retail B Shares of the Firstar Small Cap Core Equity Fund will receive Class B Shares of the FAIF Small Cap Core Fund.

 ** The FAIF Small Cap Core Fund has not yet commenced operations. The FAIF Small Cap Core Fund will continue the operations of the Firstar Small Cap Core Equity Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Small Cap Core Equity Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Small Cap Core Fund received in exchange for Retail B Shares of the Firstar Small Cap Core Equity Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Small Cap Core Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Combined Fund Pro Forma...............  0.65%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain Other Expenses. Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Small Cap Core Equity Fund and Class S Shares of the Combined Fund Pro Forma.

     Other Expenses (after waivers) would be:

                                                                     INSTITUTIONAL   CLASS Y     Y      CLASS S
                                                                        SHARES       SHARES    SHARES   SHARES
                                                                     -------------   -------   ------   -------
            Firstar Small Cap Core Equity Fund.....................      0.21%        0.46%     0.46%    0.46%

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar Small Cap Core Equity Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                        INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                           SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                        -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar Small Cap Core
              Equity Fund.............      0.96%          --      1.21%      --       1.21%       --       1.96%       --
            Combined Fund Pro Forma...        --         0.96%       --     1.21%        --      1.21%        --      1.96%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR SMALL CAP CORE EQUITY FUND
  Institutional Shares.......................   $100     $  312     $  542      $1,201
  Y Shares...................................   $125     $  390     $  676      $1,489
  Retail A Shares............................   $668     $  919     $1,188      $1,957
  Retail B Shares (Assuming Redemption)......   $701     $  921     $1,268      $1,935
  Retail B Shares (Assuming No Redemption)...   $201     $  621     $1,068      $1,935
COMBINED FUND PRO FORMA
  Class Y Shares.............................   $103     $  322     $  558      $1,236
  Class S Shares.............................   $128     $  400     $  692      $1,523
  Class A Shares.............................   $671     $  928     $1,204      $1,989
  Class B Shares (Assuming Redemption)**.....   $704     $  930     $1,283      $1,967
  Class B Shares (Assuming No
     Redemption)**...........................   $204     $  630     $1,083      $1,967
  Class B Shares (Assuming Redemption)***....   $704     $1,030     $1,283      $2,144
  Class B Shares (Assuming No
     Redemption)***..........................   $204     $  630     $1,083      $2,144

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were replaced with Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                       FIRSTAR SCIENCE & TECHNOLOGY FUND*

                        FAIF SCIENCE & TECHNOLOGY FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar Science & Technology Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease .33%
  .33%
  Retail A Shares -- decrease .33%      Retail B Shares -- decrease
                                        .33%

                                        FIRSTAR SCIENCE & TECHNOLOGY FUND                COMBINED FUND PRO FORMA
                                   --------------------------------------------   -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B   CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None      None      None       5.50%(1)   None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None      None      None       None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None      None(2)    5.00%(3)  None      None       None(2)   5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)   None      None       None      None
  Exchange Fee...................      None         None      None       None      None      None       None      None
  Annual Maintenance Fee.........      None         None      None       None      None      None        $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      1.05%        1.05%     1.05%      1.05%     0.70%     0.70%      0.70%     0.70%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%     None      None       0.25%(8)   1.00%(8)
  Other Expenses(9)..............      0.26%        0.51%     0.51%      0.51%     0.53%     0.78%      0.53%     0.53%
                                       ----         ----      ----       ----      ----      ----      -----     -----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      1.31%        1.56%     1.56%      2.31%     1.23%     1.48%      1.48%     2.23%
                                       ====         ====      ====       ====      ====      ====      =====     =====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar Science & Technology Fund will receive Class Y Shares of the FAIF Science & Technology Fund, holders of Y Shares of the Firstar Science & Technology Fund will receive Class S Shares of the FAIF Science & Technology Fund, holders of Retail A Shares of the Firstar Science & Technology Fund will receive Class A Shares of the FAIF Science & Technology Fund and holders of Retail B Shares of the Firstar Science & Technology Fund will receive Class B Shares of the FAIF Science & Technology Fund.

 ** The FAIF Science & Technology Fund has not yet commenced operations. The FAIF Science & Technology Fund will continue the operations of the Firstar Science & Technology Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar Science & Technology Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Science & Technology Fund received in exchange for Retail B Shares of the Firstar Science & Technology Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Science & Technology Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Combined Fund Pro Forma................  0.45%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar Science & Technology Fund. The Firstar Science & Technology Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar Science & Technology Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. After the Reorganization, Asset Management contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares for the fiscal year ending September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                     CLASS Y   CLASS S   CLASS A   CLASS B
                                                                     SHARES    SHARES    SHARES    SHARES
                                                                     -------   -------   -------   -------
            Combined Fund Pro Forma................................   0.98%     1.23%     1.23%     1.98%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR SCIENCE & TECHNOLOGY FUND
  Institutional Shares..........................   $133    $  415    $  718     $1,579
  Y Shares......................................   $159    $  493    $  850     $1,856
  Retail A Shares...............................   $700    $1,016    $1,353     $2,304
  Retail B Shares (Assuming Redemption).........   $734    $1,021    $1,435     $2,286
  Retail B Shares (Assuming No Redemption)......   $234    $  721    $1,235     $2,286
COMBINED FUND PRO FORMA
  Class Y Shares................................   $125    $  390    $  676     $1,489
  Class S Shares................................   $151    $  468    $  808     $1,768
  Class A Shares................................   $692    $  992    $1,313     $2,221
  Class B Shares (Assuming Redemption)**........   $726    $  997    $1,395     $2,202
  Class B Shares (Assuming No Redemption)**.....   $226    $  697    $1,195     $2,202
  Class B Shares (Assuming Redemption)***.......   $726    $1,097    $1,395     $2,376
  Class B Shares (Assuming No Redemption)***....   $226    $  697    $1,195     $2,376

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

                             FIRSTAR MICROCAP FUND*

                             FAIF MICRO CAP FUND**

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar MicroCap Fund is as follows:

  Institutional Shares -- no        Y Shares -- no change
  change
  Retail A Shares -- no change      Retail B Shares -- no
                                    change

                                              FIRSTAR MICROCAP FUND                       COMBINED FUND PRO FORMA
                                   --------------------------------------------    -------------------------------------
                                   INSTITUTIONAL     Y      RETAIL A   RETAIL B    CLASS Y   CLASS S   CLASS A   CLASS B
                                      SHARES       SHARES    SHARES     SHARES     SHARES    SHARES    SHARES    SHARES
                                   -------------   ------   --------   --------    -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..............      None         None      5.50%(1)   None       None      None       5.50%(1)   None
  Maximum Sales Load Imposed on
    Reinvested Dividends.........      None         None      None       None       None      None       None      None
  Maximum Deferred Sales Load (as
    a percentage of the offering
    price or sales price,
    whichever is less)...........      None         None      None(2)    5.00%(3)   None      None       None(2)   5.00%(3)
  Redemption Fees................      None(4)      None(4)   None(4)    None(4)    None      None       None      None
  Exchange Fee...................      None         None      None       None       None      None       None      None
  Annual Maintenance Fee.........      None         None      None       None       None      None        $25(5)    $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net
    assets)
  Management Fees (before
    waivers)(6)..................      1.50%        1.50%     1.50%      1.50%      1.40%     1.40%      1.40%     1.40%
  Distribution and Service
    (12b-1) Fees.................      None         None      0.00%(7)   0.75%      None      None       0.25%(8)   1.00%(8)
  Other Expenses(9)..............      0.24%        0.49%     0.49%      0.49%      0.32%     0.57%      0.32%     0.32%
                                       ----         ----      ----       ----       ----      ----      -----     -----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........      1.74%        1.99%     1.99%      2.74%      1.72%     1.97%      1.97%     2.72%
                                       ====         ====      ====       ====       ====      ====      =====     =====

---------------
  * In the Reorganization, holders of Institutional Shares of the Firstar MicroCap Fund will receive Class Y Shares of the FAIF Micro Cap Fund, holders of Y Shares of the Firstar MicroCap Fund will receive Class S Shares of the FAIF Micro Cap Fund, holders of Retail A Shares of the Firstar MicroCap Fund will receive Class A Shares of the FAIF Micro Cap Fund and holders of Retail B Shares of the Firstar MicroCap Fund will receive Class B Shares of the FAIF Micro Cap Fund.

 ** The FAIF Micro Cap Fund has not yet commenced operations. The FAIF Micro Cap Fund will continue the operations of the Firstar MicroCap Fund upon consummation of the Reorganization relating to that Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar MicroCap Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the FAIF Micro Cap Fund received in exchange for Retail B Shares of the Firstar MicroCap Fund at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Micro Cap Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption (Retail A and B Shares) and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar MicroCap Fund.................  1.44%
            Combined Fund Pro Forma...............  1.36%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar MicroCap Fund. The Firstar MicroCap Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y, Retail A and Retail B Shares of the Firstar MicroCap Fund and Class S Shares of the Combined Fund Pro Forma.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional, Y, Retail A and Retail B Shares of the Firstar MicroCap Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y, Class S, Class A and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                        INSTITUTIONAL   CLASS Y     Y      CLASS S   RETAIL A   CLASS A   RETAIL B   CLASS B
                                           SHARES       SHARES    SHARES   SHARES     SHARES    SHARES     SHARES    SHARES
                                        -------------   -------   ------   -------   --------   -------   --------   -------
            Firstar MicroCap Fund.....      1.68%          --      1.93%      --       1.93%       --       2.68%       --
            Combined Fund Pro Forma...        --         1.68%       --     1.93%        --      1.93%        --      2.68%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
FIRSTAR MICROCAP FUND
  Institutional Shares..........................   $177    $  548    $  944     $2,052
  Y Shares......................................   $202    $  624    $1,073     $2,317
  Retail A Shares...............................   $741    $1,140    $1,564     $2,739
  Retail B Shares (Assuming Redemption).........   $777    $1,150    $1,650     $2,726
  Retail B Shares (Assuming No Redemption)......   $277    $  850    $1,450     $2,726

                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
COMBINED FUND PRO FORMA
  Class Y Shares................................   $217    $  542    $  933     $2,030
  Class S Shares................................   $200    $  618    $1,062     $2,296
  Class A Shares................................   $739    $1,134    $1,554     $2,720
  Class B Shares (Assuming Redemption)**........   $775    $1,144    $1,640     $2,706
  Class B Shares (Assuming No Redemption)**.....   $275    $  844    $1,440     $2,706
  Class B Shares (Assuming Redemption)***.......   $775    $1,244    $1,640     $2,871
  Class B Shares (Assuming No Redemption)***....   $275    $  844    $1,440     $2,871

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B shares purchased prior to the effective time of the Reorganization that were replaced with Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

            FIRSTAR REIT FUND -- INSTITUTIONAL SHARES AND Y SHARES*

     FAIF REAL ESTATE SECURITIES FUND -- CLASS Y SHARES AND CLASS S SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar REIT Fund is as follows:

  Institutional Shares -- decrease      Y Shares -- decrease
  .35%                                  .35%

                                                                               FAIF REAL ESTATE      COMBINED FUND
                                                        FIRSTAR REIT FUND       SECURITIES FUND        PRO FORMA
                                                      ----------------------   -----------------   -----------------
                                                      INSTITUTIONAL     Y      CLASS Y   CLASS S   CLASS Y   CLASS S
                                                         SHARES       SHARES   SHARES    SHARES    SHARES    SHARES
                                                      -------------   ------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
    percentage of offering price)...................      None         None     None        +       None      None
  Maximum Sales Load Imposed on Reinvested
    Dividends.......................................      None         None     None        +       None      None
  Maximum Deferred Sales Load (as a percentage of
    the offering price or sales price, whichever is
    less)...........................................      None         None     None        +       None      None
  Redemption Fees...................................      None(1)      None(1)  None        +       None      None
  Exchange Fee......................................      None         None     None        +       None      None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(2)...............      0.75%        0.75%    0.70%       +       0.70%     0.70%
  Distribution and Service (12b-1) Fees.............      None         None     None        +       None      None
  Other Expenses(3).................................      0.73%        0.98%    0.32%       +       0.44%     0.69%
                                                          ----         ----     ----        --      ----      ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(4)...............................      1.48%        1.73%    1.02%       +       1.14%     1.39%
                                                          ====         ====     ====        ==      ====      ====

---------------
 * In the Reorganization, holders of Institutional Shares of the Firstar REIT Fund will receive Class Y Shares of the FAIF Real Estate Securities Fund, and holders of Y Shares of the Firstar REIT Fund will receive Class S Shares of the FAIF Real Estate Securities Fund.

 + Class S Shares will not be issued until the applicable effective time of the Reorganization.

(1) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(2) Management Fees (after waivers) would be:

            Firstar REIT Fund.....................  0.60%
            FAIF Real Estate Securities Fund......  0.49%
            Combined Fund Pro Forma...............  0.54%

(3) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Y Shares of the Firstar REIT Fund and Class S Shares of the Combined Fund Pro Forma.

(4) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Institutional and Y Shares of the Firstar REIT Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Real Estate Securities Fund intends to waive fees for Class Y Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class Y Shares and Class S Shares for the fiscal year ending September 30, 2002 so that the Combined Fund Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                        INSTITUTIONAL    CLASS Y    CLASS S
                                                                           SHARES        SHARES      SHARES
                                                                        -------------    -------    --------
            Firstar REIT Fund.........................................      1.33%         1.58%         --
            FAIF Real Estate Securities Fund..........................        --          0.81%        N/A
            Combined Fund Pro Forma...................................        --          0.98%       1.23%

     EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               ------    -------    -------    --------
FIRSTAR REIT FUND
  Institutional Shares.......................   $151      $468       $808       $1,768
  Y Shares...................................   $176      $545       $939       $2,041
FAIF REAL ESTATE SECURITIES FUND
  Class Y Shares.............................   $103      $322       $558       $1,236
  Class S Shares.............................    N/A       N/A        N/A          N/A
COMBINED FUND PRO FORMA
  Class Y Shares.............................   $116      $362       $628       $1,386
  Class S Shares.............................   $142      $440       $761       $1,669

---------------
     * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

           FIRSTAR REIT FUND -- RETAIL A SHARES AND RETAIL B SHARES*

     FAIF REAL ESTATE SECURITIES FUND -- CLASS A SHARES AND CLASS B SHARES

     As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers) borne by former shareholders of the Firstar REIT Fund is as follows:

  Retail A Shares -- decrease      Retail B Shares -- decrease
  .35%                             .35%

                                                                            FAIF REAL ESTATE       COMBINED FUND
                                                    FIRSTAR REIT FUND       SECURITIES FUND          PRO FORMA
                                                   --------------------    ------------------    ------------------
                                                   RETAIL A    RETAIL B    CLASS A    CLASS B    CLASS A    CLASS B
                                                    SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                                                   --------    --------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
    percentage of offering price)................    5.50%(1)    None       5.50%(1)   None       5.50%(1)   None
  Maximum Sales Load Imposed on Reinvested
    Dividends....................................    None        None       None       None       None       None
  Maximum Deferred Sales Load (as a percentage of
    the offering price or sales price, whichever
    is less).....................................    None(2)     5.00%(3)   None(2)    5.00%(3)   None(2)    5.00%(3)
  Redemption Fees................................    None(4)     None(4)    None       None       None       None
  Exchange Fee...................................    None        None       None       None       None       None
  Annual Maintenance Fee.........................    None        None        $25(5)     $25(5)     $25(5)     $25(5)
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (before waivers)(6)............    0.75%       0.75%      0.70%      0.70%      0.70%      0.70%
  Distribution and Service (12b-1) Fees..........    0.00%(7)    0.75%      0.25%(8)   1.00%(8)   0.25%(8)   1.00%(8)
  Other Expenses(9)..............................    0.98%       0.98%      0.32%      0.31%      0.44%      0.44%
                                                     ----        ----       ----       ----       ----       ----
TOTAL FUND OPERATING EXPENSES
  (before waivers)(10)...........................    1.73%       2.48%      1.27%      2.01%      1.39%      2.14%
                                                     ====        ====       ====       ====       ====       ====

---------------
  * In the Reorganization, holders of Retail A Shares of the Firstar REIT Fund will receive Class A Shares of the FAIF Real Estate Securities Fund and holders of Retail B Shares of the Firstar REIT Fund will receive Class B Shares of the FAIF Real Estate Securities Fund.

 (1) Certain investors may qualify for reduced sales charges.

 (2) Retail A Share or Class A Share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

 (3) This amount applies if you sell your shares in the first year after purchase and gradually declines over time depending on how long shares are owned. Retail B Shares of the Firstar REIT Fund will automatically convert to Retail A Shares six years after purchase. Class B Shares of the Firstar REIT Fund received in exchange for Retail B Shares of the Firstar REIT Fund purchased at the effective time of the Reorganization will automatically convert to Class A Shares six years after their original purchase. Class B Shares of the FAIF Real Estate Securities Fund purchased after the effective time of the Reorganization will automatically convert to Class A Shares after eight years.

 (4) A fee of $15.00 is charged for each wire redemption and each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

 (5) The Fund reserves the right to charge the account an annual maintenance fee of $25 if a shareholder's balance falls below $500 as a result of selling or exchanging shares.

 (6) Management Fees (after waivers) would be:

            Firstar REIT Fund........................  0.60%
            FAIF Real Estate Securities Fund.........  0.49%
            Combined Fund Pro Forma..................  0.54%

 (7) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the average daily net assets for Retail A Shares of the Firstar REIT Fund. The Firstar REIT Fund does not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.

 (8) The Class A Share 12b-1 fee is a shareholder servicing fee. For Class B Shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

 (9) Other Expenses includes, among other things, a shareholder servicing fee of up to 0.25% for the Retail A and Retail B Shares of the Firstar REIT Fund.

(10) As a result of the fee waivers and/or the expense reimbursements, the Total Fund Operating Expenses are expected to be less than the amounts shown above for the current fiscal year. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. Certain service providers have contractually agreed to waive fees and reimburse expenses for Retail A and Retail B Shares of the Firstar REIT Fund until October 31, 2001 so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at the discretion of the service providers. The advisor for the FAIF Real Estate Securities Fund intends to waive fees for Class A and Class B Shares during the current fiscal year so that Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be discontinued at any time. After the Reorganization, Asset Management has contractually committed to waive fees for Class A Shares and Class B Shares from the effective time of the Reorganization through September 30, 2002 so that Pro Forma Total Fund Operating Expenses (after waivers) will be no more than are shown below. These fee waivers may be terminated at any time after September 30, 2002.

     Total Fund Operating Expenses (after waivers) would be:

                                                                 RETAIL A    CLASS A    RETAIL B    CLASS B
                                                                  SHARES     SHARES      SHARES     SHARES
                                                                 --------    -------    --------    -------
            Firstar REIT Fund..................................    1.58%        --        2.33%        --
            FAIF Real Estate Securities Fund...................      --       1.06%         --       1.80%
            Combined Fund Pro Forma............................      --       1.23%         --       1.98%

      EXAMPLE:*

          You would pay the following expenses on a $10,000 investment, assuming
     (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
FIRSTAR REIT FUND
  Retail A Shares..................................   $716    $1,065    $1,437     $2,479
  Retail B Shares (Assuming Redemption)............   $751    $1,073    $1,521     $2,462
  Retail B Shares (Assuming No Redemption).........   $251    $  773    $1,321     $2,462
FAIF REAL ESTATE SECURITIES FUND
  Class A Shares...................................   $672    $  931    $1,209     $2,000
  Class B Shares (Assuming Redemption).............   $705    $1,034    $1,288     $2,155
  Class B Shares (Assuming No Redemption)..........   $205    $  634    $1,088     $2,155
COMBINED FUND PRO FORMA
  Class A Shares...................................   $684    $  966    $1,269     $2,127
  Class B Shares (Assuming Redemption)**...........   $717    $  970    $1,349     $2,107
  Class B Shares (Assuming No Redemption)**........   $217    $  670    $1,149     $2,107
  Class B Shares (Assuming Redemption)***..........   $717    $1,070    $1,349     $2,282
  Class B Shares (Assuming No Redemption)***.......   $217    $  670    $1,149     $2,282

---------------
       * The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      ** For Firstar Retail B Shares purchased prior to the effective time of the Reorganization that were exchanged for Class B Shares in connection with the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares six years after purchase.

     *** For Class B Shares purchased by Firstar shareholders after the effective time of the Reorganization, the example assumes Class B Shares automatically convert to Class A Shares eight years after purchase.

PERFORMANCE COMPARISONS OF THE EXISTING FIRSTAR FUNDS AND THEIR CORRESPONDING FAIF FUNDS

     The following section is a comparison of the total return performance of the Reorganizing Firstar Funds with the Existing FAIF Funds and is followed by the Management Discussion of Fund Performance which was included in the FAIF Annual Reports for the fiscal year ended September 30, 2000.

     The total returns of the FAIF Funds are competitive with those of the Firstar Funds as shown below. Because the Retail A Shares of the Firstar REIT Fund have less than one year's performance, no information is provided for that share class. No S Shares of the FAIF Funds were outstanding as of December 31, 2000. In addition, comparisons of the total returns of Retail A, Retail B, Y and Institutional Shares, as applicable, for the Firstar Bond IMMDEX(TM) Fund, Firstar U.S. Government Securities Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar Growth & Income Fund, Firstar Relative Value Fund, Firstar Large Cap Core Equity Fund, Firstar Large Cap Growth Fund, Firstar MidCap Index Fund, Firstar MidCap Core Equity Fund, Firstar Small Cap Index Fund, Firstar Small Cap Core Equity Fund, Firstar Science & Technology Fund and Firstar MicroCap Fund are not set forth below, since these portfolios are being reorganized into existing FAIF Funds that have not commenced operations but will continue the operations of the respective Firstar Fund. Performance shown is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.

     Performance of the Firstar Aggregate Bond Fund, Firstar National Municipal Bond Fund and Firstar International Growth Fund prior to November 27, 2000 is represented by a corresponding portfolio of the Mercantile Mutual Funds, Inc. ("Mercantile") which was reorganized into it on that date. Performance of the Firstar Equity Income Fund prior to December 11, 2000 is represented by a corresponding portfolio at Mercantile which was reorganized into it on that date. Performance of the Firstar Strategic Income Fund prior to December 11, 2000 is represented by a corresponding portfolio of the Firstar Stellar Funds which was reorganized into it on that date. Performance of the Firstar REIT Fund prior to December 11, 2000 is represented by a corresponding portfolio of the Firstar Select REIT Fund (the "Predecessor Select Fund") which was reorganized into it on that date. In addition, the performance of the Firstar REIT Fund for the period prior to June 24, 1997 is the performance of a common trust fund managed by FIRMCO which operated during the periods prior to commencement of operations of the Predecessor Select Fund using materially equivalent investment objectives, policies, guidelines and restrictions as the Predecessor Select Fund. The common trust fund transferred its assets to the Predecessor Select Fund at the commencement of operations. At the time of the transfer, FIRMCO did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies and guidelines and restrictions to those of the Predecessor Select Fund. The common trust fund was not registered under the 1940 Act and was not subject to certain restrictions that are imposed by the 1940 Act and the Code. The common trust fund's performance was adjusted to reflect expenses of 1.34% (the percentage of expenses estimated for the Predecessor Select Fund in its original prospectus). If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected.

     The performance of the Firstar Balanced Income Fund for the period prior to December 1, 1997 is the performance of a common trust fund managed by FIRMCO, which operated during the periods prior to commencement of operations of the Balanced Income Fund using materially equivalent investment objectives, policies, guidelines and restrictions as the Firstar Balanced Income Fund. The common trust fund transferred its assets to the Firstar Balanced Income Fund at the commencement of operations. At the time of the transfer, FIRMCO did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Firstar Balanced Income Fund. The common trust fund was not registered under the 1940 Act and was not subject to certain restrictions that are imposed by the 1940 Act and the Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect the Firstar Balanced Income Fund's expenses for its first year of operations.

                            TOTAL RETURN PERFORMANCE
                               (AS OF 12/31/00)*

                                                         FIRSTAR                              FAIF
                                                  SHORT-TERM BOND FUND              LIMITED TERM INCOME FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 2.25% SALES CHARGE)   (WITH MAXIMUM 2.25% SALES CHARGE)
1 Year....................................                      5.40%                               5.69%
5 Years...................................                      5.12%                               5.33%
10 Years..................................                      6.34%                                N/A
Since Inception...........................            6.45%(12/29/89)                     5.08%(12/14/92)
Best Quarter..............................               4.18%/Q4'91                         3.21%/Q1'01
Worst Quarter.............................             (0.45)%/Q1'94                         0.03%/Q1'94
Year to Date Total Returns Through March
  31, 2001................................                      2.64%                               0.79%

                                                         FIRSTAR                              FAIF
                                                  SHORT-TERM BOND FUND              LIMITED TERM INCOME FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                      8.08%                              8.31%
5 Years...................................                      5.86%                              5.84%
10 Years..................................                      6.73%                               N/A
Since Inception...........................                       N/A                       5.62%(2/4/94)
Best Quarter..............................               4.18%/Q4'91                        3.15%/Q1'01
Worst Quarter.............................             (0.21)%/Q1'94                        0.60%/Q2'99
Year to Date Total Returns Through March
  31, 2001................................                      2.80%                              3.15%

                                                         FIRSTAR                              FAIF
                                                 INTERMEDIATE BOND FUND           INTERMEDIATE TERM INCOME FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 2.25% SALES CHARGE)   (WITH MAXIMUM 2.25% SALES CHARGE)
1 Year....................................                      7.43%                               6.38%
5 Years...................................                      5.30%                               5.04%
Since Inception...........................              5.93%(1/5/93)                     5.61%(12/14/92)
Best Quarter..............................               4.96%/Q2'95                         4.71%/Q2'95
Worst Quarter.............................             (2.04)%/Q1'94                       (1.29)%/Q1'94
Year to Date Total Returns Through March
  31, 2001................................                      3.22%                               0.94%

---------------
* The maximum sales load structure for Retail A Shares of Firstar Funds and Class A Shares of FAIF Funds changed on June 30, 2001. See "Shareholder Transactions and Services of the Firstar Funds and Corresponding FAIF Funds" above. The Total Return Performance information has been restated to reflect the maximum sales charge for Retail A Shares of the Firstar Funds and Class A Shares of the FAIF Funds that is currently in effect.

                                                         FIRSTAR                              FAIF
                                                 INTERMEDIATE BOND FUND           INTERMEDIATE TERM INCOME FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    10.18%                               8.98%
5 Years...................................                     6.04%                               5.53%
Since Inception...........................             6.43%(1/5/93)                       5.79%(2/4/94)
Best Quarter..............................              5.02%/Q2'95                         4.71%/Q2'95
Worst Quarter.............................            (2.04)%/Q1'94                       (0.60)%/Q1'99
Year to Date Total Returns Through March
  31, 2001................................                     3.29%                               3.33%

                                                         FIRSTAR                              FAIF
                                                   AGGREGATE BOND FUND                  FIXED INCOME FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 4.25% SALES CHARGE)   (WITH MAXIMUM 4.25% SALES CHARGE)
1 Year....................................                      6.21%                               6.11%
5 Years...................................                      4.46%                               4.59%
10 Years..................................                      6.49%                               6.69%
Since Inception...........................             6.80%(6/15/88)                     7.26%(12/22/87)
Best Quarter..............................               5.60%/Q2'95                         6.06%/Q2'95
Worst Quarter.............................             (2.79)%/Q1'96                       (2.04)%/Q1'94
Year to Date Total Returns Through March
  31, 2001................................                     (0.43)%                             (1.17)%

                                                         FIRSTAR                              FAIF
                                                   AGGREGATE BOND FUND                  FIXED INCOME FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                     5.11%                               5.17%
5 Years...................................                     4.36%                               4.42%
Since Inception...........................             6.07%(3/7/95)                      6.04%(8/15/94)
Best Quarter..............................              5.34%/Q2'95                         5.83%/Q2'95
Worst Quarter.............................            (2.95)%/Q1'96                       (1.96)%/Q1'96
Year to Date Total Returns Through March
  31, 2001................................                    (2.70)%                              3.01%

                                                         FIRSTAR                              FAIF
                                                   AGGREGATE BOND FUND                  FIXED INCOME FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    11.22%                              11.05%
5 Years...................................                     5.71%                               5.78%
Since Inception...........................             7.16%(2/1/91)                       6.14%(2/4/94)
Best Quarter..............................              5.68%/Q2'95                         6.13%/Q2'95
Worst Quarter.............................            (2.71)%/Q1'96                       (1.63)%/Q1'96
Year to Date Total Returns Through March
  31, 2001................................                     2.56%                               3.24%

                                                         FIRSTAR                              FAIF
                                                  STRATEGIC INCOME FUND                CORPORATE BOND FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 4.25% SALES CHARGE)   (WITH MAXIMUM 4.25% SALES CHARGE)
1 Year....................................                      N/A                                 N/A
Since Inception...........................            6.08%(3/31/00)                       4.07%(2/1/00)
Best Quarter..............................              5.23%/Q1'01                         4.23%/Q1'01
Worst Quarter.............................              2.65%/Q4'00                       (0.05)%/Q2'00
Year to Date Total Returns Through March
  31, 2001................................                     0.70%                              (0.20)%

                                                         FIRSTAR                              FAIF
                                                  STRATEGIC INCOME FUND                CORPORATE BOND FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                     12.56%                               N/A
5 Years...................................                      3.42%                               N/A
Since Inception...........................           5.18%/(12/12/94)                      3.01%(2/1/00)
Best Quarter..............................               5.03%/Q1'01                        3.90%/Q1'01
Worst Quarter.............................             (2.72)%/Q1'99                      (0.20)%/Q2'00
Year to Date Total Returns Through March
  31, 2001................................                      0.03%                             (1.10)%

                                                         FIRSTAR                              FAIF
                                                  STRATEGIC INCOME FUND                CORPORATE BOND FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                     12.56%                                N/A
5 Years...................................                      3.42%                                N/A
Since Inception...........................            5.18%(12/12/94)                       8.86%(2/1/00)
Best Quarter..............................               5.16%/Q1'01                         4.19%/Q1'01
Worst Quarter.............................             (2.72)%/Q1'99                         0.01%/Q2'00
Year to Date Total Returns Through March
  31, 2001................................                      5.16%                               4.19%

                                                         FIRSTAR
                                                 TAX-EXEMPT INTERMEDIATE                      FAIF
                                                        BOND FUND                  INTERMEDIATE TAX FREE FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 2.25% SALES CHARGE)   (WITH MAXIMUM 2.25% SALES CHARGE)
1 Year....................................                      3.99%                               6.36%
5 Years...................................                      3.67%                               4.12%
10 Years..................................                       N/A                                5.30%
Since Inception...........................              4.19%(2/8/93)                     5.51%(12/22/87)
Best Quarter..............................               3.88%/Q1'95                         5.10%/Q1'95
Worst Quarter.............................             (2.75)%/Q1'94                       (4.10)%/Q1'94
Year to Date Total Returns Through March
  31, 2001................................                      2.15%                              (0.18)%

                                                         FIRSTAR
                                                 TAX-EXEMPT INTERMEDIATE                      FAIF
                                                        BOND FUND                  INTERMEDIATE TAX FREE FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                     6.74%                               8.85%
5 Years...................................                     4.42%                               4.60%
Since Inception...........................             4.70%(2/8/93)                       4.58%(2/4/94)
Best Quarter..............................              3.93%/Q1'95                         5.00%/Q1'95
Worst Quarter.............................            (2.75)%/Q1'94                       (1.92)%/Q2'99
Year to Date Total Returns Through March
  31, 2001................................                     2.12%                               2.16%

                                                         FIRSTAR                              FAIF
                                              NATIONAL MUNICIPAL BOND FUND                TAX FREE FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                                                                (WITH MAXIMUM 4.25% SALES CHARGE)
                                            (WITH MAXIMUM 4.25% SALES CHARGE)             -------------
1 Year....................................                                                         5.78%
                                                               7.56%
5 Years...................................                                                         3.77%
                                                                N/A
10 Years..................................                                                         6.17%
                                                                N/A
Since Inception...........................                                                6.49%(7/11/88)
                                                     4.57%(11/18/96)

Best Quarter..............................                                                  7.99%/Q1'95
                                                        4.72%/Q4'00
Worst Quarter.............................                                                (7.65)%/Q1'94
                                                      (2.76)%/Q2'97
Year to Date Total Returns Through March
  31, 2001................................                                                        (2.18)%
                                                               1.98%

                                                         FIRSTAR                              FAIF
                                              NATIONAL MUNICIPAL BOND FUND                TAX FREE FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    12.57%                              10.69%
5 Years...................................                      N/A                                 N/A
Since Inception...........................           5.85%(11/18/96)                       6.91%(8/3/98)

Best Quarter..............................              4.78%/Q4'00                         3.85%/Q4'00
Worst Quarter.............................            (2.71)%/Q2'99                       (2.11)%/Q2'99
Year to Date Total Returns Through March
  31, 2001................................                     2.04%                               2.25%

                                                         FIRSTAR                              FAIF
                                                  BALANCED INCOME FUND                    BALANCED FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50% SALES CHARGE)
1 Year....................................                     1.04%                               (4.90)%
5 Years...................................                    11.55%                                8.33%
10 Years..................................                    12.71%                                 N/A
Since Inception...........................                      N/A                      9.97%(12/14/92)

Best Quarter..............................             10.34%/Q2'97                         10.08%/Q2'97
Worst Quarter.............................            (5.44)%/Q1'01                        (8.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (10.62)%                             (13.56)%

                                                         FIRSTAR                              FAIF
                                                  BALANCED INCOME FUND                    BALANCED FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                     1.10%                              (4.78)%
5 Years...................................                      N/A                                8.47%
Since Inception...........................             2.86%(3/1/99)                     10.55%(8/15/94)

Best Quarter..............................              4.18%/Q4'99                         9.92%/Q2'97
Worst Quarter.............................            (5.58)%/Q1'01                       (8.77)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (10.28)%                            (13.31)%

                                                         FIRSTAR                              FAIF
                                                  BALANCED INCOME FUND                    BALANCED FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                     7.16%                               0.89%
5 Years...................................                    13.03%                               9.87%
10 Years..................................                    13.53%                                N/A
Since Inception...........................                      N/A                       10.72%(2/4/94)

Best Quarter..............................             10.40%/Q2'97                        10.22%/Q2'97
Worst Quarter.............................            (5.28)%/Q1'01                       (8.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (5.28)%                             (8.55)%

                                                         FIRSTAR                              FAIF
                                                  BALANCED GROWTH FUND                    BALANCED FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50% SALES CHARGE)
1 Year....................................                     1.48%                              (4.90)%
5 Years...................................                    10.06%                               8.33%
Since Inception...........................           10.16%(3/30/92)                     9.97%(12/14/92)

Best Quarter..............................             14.02%/Q3'98                        10.08%/Q2'97
Worst Quarter.............................            (8.04)%/Q4'98                       (8.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (13.05)%                            (13.56)%

                                                         FIRSTAR                              FAIF
                                                  BALANCED GROWTH FUND                    BALANCED FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                     2.27%                              (4.78)%
5 Years...................................                      N/A                                8.47%
Since Inception...........................             6.54%(3/1/99)                     10.55%(8/15/94)

Best Quarter..............................             12.16%/Q4'99                         9.92%/Q2'97
Worst Quarter.............................            (8.16)%/Q1'01                       (8.77)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (12.73)%                            (13.31)%

                                                         FIRSTAR                              FAIF
                                                  BALANCED GROWTH FUND                    BALANCED FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                     7.78%                               0.89%
5 Years...................................                    11.61%                               9.87%
10 Years..................................                      N/A                                 N/A
Since Inception...........................           11.07%(3/30/92)                      10.72%(2/4/94)

Best Quarter..............................             14.09%/Q4'98                        10.22%/Q2'97
Worst Quarter.............................            (7.98)%/Q3'98                       (8.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (7.92)%                             (8.55)%

                                                         FIRSTAR                              FAIF
                                                   EQUITY INCOME FUND                  EQUITY INCOME FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50 SALES CHARGE)
1 Year....................................                     0.68%                                6.11%
5 Years...................................                      N/A                                14.27%
Since Inception...........................            7.38%(2/27/97)                     12.67%(12/18/92)

Best Quarter..............................             14.36%/Q2'97                         11.95%/Q2'97
Worst Quarter.............................            (8.77)%/Q3'98                        (8.67)%/Q3'99
Year to Date Total Returns Through March
  31, 2001................................                    (9.61)%                             (10.48)%

                                                         FIRSTAR                              FAIF
                                                   EQUITY INCOME FUND                  EQUITY INCOME FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                     0.96%                                6.56%
5 Years...................................                      N/A                                14.56%
Since Inception...........................            7.79%(2/27/97)                      15.02%(8/15/94)

Best Quarter..............................             13.98%/Q2'97                         11.70%/Q2'97
Worst Quarter.............................            (8.92)%/Q3'98                         (8.80)/Q3'99
Year to Date Total Returns Through March
  31, 2001................................                    (9.22)%                             (10.21)%

                                                         FIRSTAR                              FAIF
                                                   EQUITY INCOME FUND                  EQUITY INCOME FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                     7.07%                               12.64%
5 Years...................................                      N/A                                15.95%
Since Inception...........................            9.27%(2/27/97)                       16.03%(8/2/94)

Best Quarter..............................              4.33%/Q2'97                         11.99%/Q2'97
Worst Quarter.............................            (8.70)%/Q3'98                        (8.59)%/Q3'99
Year to Date Total Returns Through March
  31, 2001................................                    (4.38)%                              (5.25)%

                                                         FIRSTAR                              FAIF
                                                    EQUITY INDEX FUND                   EQUITY INDEX FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50% SALES CHARGE)
1 Year....................................                   (14.26)%                             (14.77)%
5 Years...................................                    16.44%                               16.27%
10 Years..................................                    16.18%                                 N/A
Since Inception...........................                      N/A                      15.70%(12/14/92)

Best Quarter..............................             21.44%/Q4'98                         21.30%/Q4'98
Worst Quarter.............................           (11.77)%/Q1'01                       (11.91)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (16.62)%                             (16.76)%

                                                         FIRSTAR                              FAIF
                                                    EQUITY INDEX FUND                   EQUITY INDEX FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                    (14.39)%                           (14.81)%
5 Years...................................                       N/A                              16.51%
Since Inception...........................              1.40%(3/1/99)                    18.43%(8/15/94)

Best Quarter..............................              14.42%/Q4'99                       21.11%/Q4'98
Worst Quarter.............................            (11.94)%/Q1'01                     (12.10)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (16.34)%                           (16.50)%

                                                         FIRSTAR                              FAIF
                                                    EQUITY INDEX FUND                   EQUITY INDEX FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    (9.04)%                              (9.58)%
5 Years...................................                    18.03%                               17.89%
10 Years..................................                    17.00%                                 N/A
Since Inception...........................                      N/A                        17.92%(2/4/94)

Best Quarter..............................             21.52%/Q4'98                         21.39%/Q4'98
Worst Quarter.............................           (11.71)%/Q1'01                       (11.86)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (11.71)%                             (11.86)%

                                                         FIRSTAR                              FAIF
                                                INTERNATIONAL VALUE FUND               INTERNATIONAL FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50% SALES CHARGE)
1 Year....................................                    (18.59)%                           (27.85)%
5 Years...................................                     (2.27)%                            15.91%
Since Inception...........................           (1.73)%(4/28/94)                     11.83%(4/7/94)

Best Quarter..............................              14.87%/Q2'99                       61.51%/Q4'99
Worst Quarter.............................            (21.10)%/Q3'98                     (16.50)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (17.76)%                           (21.12)%

                                                         FIRSTAR                              FAIF
                                                INTERNATIONAL VALUE FUND               INTERNATIONAL FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                    (18.69)%                           (26.84)%
5 Years...................................                       N/A                              16.09%
Since Inception...........................              5.31%(3/1/99)                    12.22%(8/15/94)

Best Quarter..............................              14.11%/Q2'99                       61.20%/Q4'99
Worst Quarter.............................            (13.19)%/Q1'01                     (16.68)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (17.53)%                           (20.85)%

                                                         FIRSTAR                              FAIF
                                                INTERNATIONAL VALUE FUND               INTERNATIONAL FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    (13.63)%                           (23.34)%
5 Years...................................                     (0.91)%                            17.49%
Since Inception...........................           (0.67)%(4/28/94)                     12.95%(4/4/94)

Best Quarter..............................              14.98%/Q2'99                       61.60%/Q4'99
Worst Quarter.............................            (21.06)%/Q3'98                     (16.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                    (12.99)%                           (16.55)%

                                                         FIRSTAR                              FAIF
                                                INTERNATIONAL GROWTH FUND              INTERNATIONAL FUND
                                                     RETAIL A SHARES                     CLASS A SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.50% SALES CHARGE)   (WITH MAXIMUM 5.50% SALES CHARGE)
1 Year....................................                   (20.23)%                            (27.85)%
5 Years...................................                    10.16%                              15.91%
Since Inception...........................             8.79%(5/2/94)                      11.83%(4/7/94)

Best Quarter..............................             27.41%/Q4'99                        61.51%/Q4'99
Worst Quarter.............................           (17.12)%/Q3'99                      (16.50)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (17.76)%                            (21.12)%

                                                      FIRSTAR FUND                            FAIF
                                                  INTERNATIONAL GROWTH                 INTERNATIONAL FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                   (19.92)%                            (26.84)%
5 Years...................................                    10.32%                              16.09%
10 Years..................................                      N/A                                 N/A
Since Inception...........................            11.37%(3/6/95)                     12.22%(8/15/94)

Best Quarter..............................             27.17%/Q4'99                        61.20%/Q4'99
Worst Quarter.............................           (13.64)%/Q3'98                      (16.68)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (17.48)%                            (20.85)%

                                                         FIRSTAR                              FAIF
                                                INTERNATIONAL GROWTH FUND              INTERNATIONAL FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                   (15.35)%                            (23.34)%
5 Years...................................                    11.76%                              17.49%
10 Years..................................                      N/A                                 N/A
Since Inception...........................            10.12%(4/4/94)                      12.95%(4/4/94)

Best Quarter..............................             27.60%/Q4'99                        61.60%/Q4'99
Worst Quarter.............................           (16.98)%/Q3'98                      (16.55)%/Q1'01
Year to Date Total Returns Through March
  31, 2001................................                   (12.95)%                            (16.55)%

                                                         FIRSTAR                              FAIF
                                                        REIT FUND                  REAL ESTATE SECURITIES FUND
                                                     RETAIL B SHARES                     CLASS B SHARES
                                            ---------------------------------   ---------------------------------
                                            (WITH MAXIMUM 5.00% SALES CHARGE)   (WITH MAXIMUM 5.00% SALES CHARGE)
1 Year....................................                    20.69%                               25.92%
5 Years...................................                      N/A                                 9.49%
Since Inception...........................           (0.27)%(4/1/98)                      10.19%(9/29/95)

Best Quarter..............................             12.35%/Q2'00                         16.34%/Q4'96
Worst Quarter.............................            (9.69)%/Q3'98                        (9.89)%/Q3'98
Year to Date Total Returns Through March
  31, 2001................................                    (5.42)%                              (7.39)%

                                                         FIRSTAR                              FAIF
                                                        REIT FUND                  REAL ESTATE SECURITIES FUND
                                                  INSTITUTIONAL SHARES                   CLASS Y SHARES
                                            ---------------------------------   ---------------------------------
1 Year....................................                    25.80%                               32.23%
5 Years...................................                     9.27%                               10.93%
10 Years..................................                    12.01%                                 N/A
Since Inception...........................                      N/A                       11.95%(6/30/95)

Best Quarter..............................             17.77%/Q1'93                         16.61%/Q4'96
Worst Quarter.............................            (9.63)%/Q3'98                        (9.71)%/Q3'98
Year to Date Total Returns Through March
  31, 2001................................                    (0.35)%                              (2.33)%

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                 EXCERPTED FROM THE FAIF ANNUAL REPORTS FOR THE
                      FISCAL YEAR ENDED SEPTEMBER 30, 2000

                              LIMITED TERM INCOME

INVESTMENT OBJECTIVE: CURRENT INCOME WHILE MAINTAINING A HIGH DEGREE OF PRINCIPAL STABILITY

     The First American Limited Term Income Fund returned 6.29% (Class A shares were up 6.30% on net asset value) for the fiscal year, outpacing both of its benchmarks. The fund's peer group, the Lipper Short Investment Grade Debt Funds Average, returned 5.73% for the period, while the broad-based benchmark, the Lehman MF Short 1-3 Year Government/Credit Index, posted a return of 5.97%.

     The fund's performance relative to its Lipper and Lehman benchmarks can be attributed in part to its relatively short duration during much of the first three quarters of the fiscal year when rates were rising, moving to a neutral to slightly long position in the quarter ended September 30, 2000 when rates moved down. In addition, some upside performance was garnered by timely overweightings in spread product and underweightings in governments and agencies. Good security selection -- holding high-quality securities in the short asset-backed sector -- also contributed to results.

     The First American Adjustable Rate Mortgage Securities Fund merged with the Limited Term Income Fund in February 2000, and the management team continues to sell the adjustable rate mortgages held, reinvesting the proceeds into corporate and asset-backed securities. Going forward, the fund's duration will be positioned neutral to slightly long to its benchmark.

     The team will continue to look for opportunities to selectively add incremental yield and return through investment in high-quality spread securities and by managing the duration of the fund based on its forecast for the economy and interest rates.

[CLASS A LINE GRAPH]

                                                                                      LEHMAN MF 1-3 YEAR
                                          FIRST AMERICAN         FIRST AMERICAN             SHORT               LIPPER SHORT
                                        LIMITED TERM FUND,     LIMITED TERM FUND,     GOVERNMENT/CREDIT     INVESTMENT GRADE DEBT
                                           CLASS A NAV            CLASS A POP              INDEX(2)           FUNDS AVERAGE(3)
                                        ------------------     ------------------     ------------------    ---------------------
12/1992                                        10000                   9750                  10000                   10000
9/1993                                         10344                10085.4                10485.5                 10567.2
9/1994                                       10572.6                10308.3                10613.4                 10641.2
9/1995                                       11267.2                10985.5                11493.3                 11461.6
9/1996                                       11935.4                  11637                12150.7                 12061.1
9/1997                                       12662.2                12345.7                  12994                 12882.4
9/1998                                       13491.6                13154.3                14016.6                 13762.3
9/1999                                       13954.4                13605.5                14484.8                 14143.5
9/2000                                         14833                14462.7                15349.5                 14953.9

[CLASS Y LINE GRAPH]

                                                                            LEHMAN MF 1-3 YEAR SHORT     LIPPER SHORT INVESTMENT
                                                 FIRST AMERICAN LIMITED         GOVERNMENT/CREDIT           GRADE DEBT FUNDS
                                                   TERM FUND, CLASS Y               INDEX(2)                   AVERAGE(3)
                                                 ----------------------     ------------------------     -----------------------
2/1994                                                     10000                       10000                       10000
9/1994                                                   10133.5                     10052.4                     10000.3
9/1995                                                   10799.2                     10885.7                     10771.3
9/1996                                                   11439.6                     11508.4                     11334.7
9/1997                                                   12136.3                     12307.1                     12106.6
9/1998                                                   12931.2                     13275.6                     12933.4
9/1999                                                   13387.7                     13719.1                     13291.7
9/2000                                                   14229.8                     14538.1                     14053.3



VALUE OF A $10,000 INVESTMENT(1) AS OF SEPTEMBER 30, 2000
                                                                          CLASS A                            CLASS Y
First American Limited Term Fund, Class A NAV                             $14,833
First American Limited Term Fund, Class A POP                             $14,463
First American Limited Term Fund, Class Y                                                                    $14,230
Lehman MF 1-3 Year Short Government/Credit Index(2)                       $15,350                            $14,538
Lipper Short Investment Grade Debt Funds Average(3)                       $14,954                            $14,053

ANNUALIZED PERFORMANCE(1)

                                                                              SINCE INCEPTION(4)
                                                                            ----------------------
AS OF SEPTEMBER 30, 2000                               1 YEAR    5 YEARS    12/14/1992    2/4/1994
------------------------                               ------    -------    ----------    --------
Class A NAV..........................................   6.30%     5.65%        5.21%          --
Class A POP..........................................   3.67%     5.13%        4.86%          --
Class Y..............................................   6.29%     5.67%          --         5.43%
Lehman MF Short 1-3 Year Gov't/Credit Index(2).......   5.97%     5.96%        5.68%        5.85%
Lipper Short Investment Grade Debt Funds
  Average(3).........................................   5.73%     5.42%        5.35%        5.30%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.50% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index of one to three year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment grade corporate debt securities.

(3) Similar funds as categorized by Lipper, Inc.

(4) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                            INTERMEDIATE TERM INCOME

INVESTMENT OBJECTIVE: CURRENT INCOME TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

     The First American Intermediate Term Income Fund posted a return of 5.97% (Class A shares were up 5.69% on net asset value) for the fiscal year. The fund's peer group, the Lipper Short/Intermediate Investment Grade Debt Funds Average, returned 5.74% for the period, while its broad-based benchmark, the Lehman Intermediate U.S. Government/Credit Index was up 6.23%.

     The fund's performance relative to the Lipper category can be attributed to its exposure to asset-backed and mortgage-backed securities, as these sectors provided strong relative returns. Good security selection in the corporate sector and a position in 10-year Treasury Inflation Protected Securities (TIPS) also provided modest incremental performance. The fund's duration is typically longer than the Lipper median, which detracted from performance, particularly in the first half of this year. The fund's underperformance relative to the Lehman Index can be explained by expenses and transaction costs.

     The last 12 months saw an inversion of the U.S. Treasury yield curve indicating that longer maturity yields have traded below those of shorter maturities. The fund's duration has been modestly reduced recently, bringing it neutral to the benchmark index. We anticipate maintaining overweightings in the corporate, asset-backed, and mortgage-backed sectors as yields in these sectors compare favorably to U.S. Treasuries.
Graph 2

                                                                                                                   LIPPER
                                          FIRST AMERICAN         FIRST AMERICAN      LEHMAN INTERMEDIATE     SHORT/INTERMEDIATE
                                        INTERMEDIATE TERM      INTERMEDIATE TERM      GOVERNMENT/CREDIT     INVESTMENT GRADE DEBT
                                        FUND, CLASS A NAV      FUND, CLASS A POP        BOND INDEX(2)         FUNDS AVERAGE(3)
                                        -----------------      -----------------     -------------------    ---------------------
12/1992                                      10000.00                9750.00               10000.00               10000.00
9/1993                                       10672.90               10406.10               10859.90               10774.80
9/1994                                       10561.90               10297.90               10679.60               10590.50
9/1995                                       11672.00               11380.20               11883.20               11590.30
9/1996                                       12329.10               12020.90               12492.80               12165.20
9/1997                                       13215.60               12885.20               13517.20               13064.20
9/1998                                       14583.40               14218.80               14925.70               14108.00
9/1999                                       14554.20               14190.30               15019.70               14273.10
9/2000                                       15382.30               14997.80               15955.50               15092.30

Graph 3

                                                     FIRST AMERICAN            LEHMAN INTERMEDIATE      LIPPER SHORT/INTERMEDIATE
                                                 INTERMEDIATE TERM FUND,     GOVERNMENT/CREDIT BOND       INVESTMENT GRADE DEBT
                                                         CLASS Y                    INDEX(2)                FUNDS AVERAGE(3)
                                                 -----------------------     ----------------------     -------------------------
2/1994                                                  10000.00                    10000.00                    10000.00
9/1994                                                   9871.57                     9855.94                     9836.04
9/1995                                                  10909.10                    10966.70                    10764.60
9/1996                                                  11523.30                    11529.30                    11298.50
9/1997                                                  12327.60                    12474.70                    12133.40
9/1998                                                  13593.60                    13774.60                    13102.90
9/1999                                                  13585.50                    13861.30                    13256.20
9/2000                                                  14396.50                    14724.90                    14017.10

graph key

Value of a $10,000 Investment(1) as of September 30, 2000
                                                                          Class A                            Class Y
First American Intermediate Term Fund, Class A NAV                        $15,382
First American Intermediate Term Fund, Class A POP                        $14,998
First American Intermediate Term Fund, Class Y                                                               $14,397
Lehman Intermediate Government/Credit Bond Index2                         $15,955                            $14,725
Lipper Short/Intermediate Investment Grade Debt Funds                     $15,092                            $14,017
  Average3

ANNUALIZED PERFORMANCE(1)

                                                                              SINCE INCEPTION(4)
                                                                            ----------------------
AS OF SEPTEMBER 30, 2000                               1 YEAR    5 YEARS    12/14/1992    2/4/1994
------------------------                               ------    -------    ----------    --------
Class A NAV..........................................   5.69%     5.68%        5.74%          --
Class A POP..........................................   3.07%     5.15%        5.39%          --
Class Y..............................................   5.97%     5.70%          --         5.59%
Lehman Intermediate Gov't/Credit Bond Index(2).......   6.23%     6.07%        6.21%        6.05%
Lipper Short/Intermediate Investment Grade Debt Funds
  Average(3).........................................   5.74%     5.42%        5.48%        5.31%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.50% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities.

(3) Similar funds as categorized by Lipper, Inc.

(4) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                                  FIXED INCOME

INVESTMENT OBJECTIVE:  HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

     The First American Fixed Income Fund returned 6.59% for the fiscal year (Class A shares were up 6.33% on net asset value), outpacing its peer group, the Lipper Corporate Debt A Rated Funds Average, which returned 5.36% for the period. The fund's broad-based benchmark, the Lehman U.S. Aggregate Bond Index, posted a return of 6.99%.

     The fund's performance relative to the Lipper category can be attributed in part to its duration strategy. Duration was extended during the first half of the year, and reduced to neutral to slightly long in the second half. Good security and sector selection also contributed to performance. Although corporate bonds typically underperformed, our holdings were concentrated in better-performing short and intermediate maturity corporate issues. Selective exposure to mortgaged-backed securities and Treasury Inflation Protected Securities (TIPS) boosted performance as well. The fund's underperformance relative to the Lehman Index can be explained by expenses and transaction costs.

     The last 12 months saw an inversion of the U.S. Treasury yield curve indicating that longer maturity yields have traded below those of shorter maturities. Going forward, the management team anticipates increasing exposure to the corporate sector and extending the effective duration of the corporate holdings as yields in these sectors compare favorably to U.S. Treasuries. Overall, duration is approximately neutral to its benchmarks.
Graph 2

                                        FIRST AMERICAN FIXED   FIRST AMERICAN FIXED                             LIPPER A-RATED
                                        INCOME FUND, CLASS A   INCOME FUND, CLASS A     LEHMAN AGGREGATE     CORPORATE DEBT FUNDS
                                                NAV                    POP               BOND INDEX(3)            AVERAGE(4)
                                        --------------------   --------------------     ----------------     --------------------
9/1990                                          10000                   9575                  10000                  10000
9/1991                                          11365                  10882                  11599                  11644
9/1992                                        12767.4                12224.8                13055.8                13227.6
9/1993                                          13942                13349.5                14358.8                14718.3
9/1994                                        13536.3                  12961                13896.5                13976.5
9/1995                                        15266.3                14617.5                15851.7                15944.4
9/1996                                        15974.6                15295.7                16625.2                16574.2
9/1997                                        17294.1                16559.1                18244.5                18175.3
9/1998                                        19419.6                18594.3                20342.7                20080.1
9/1999                                        18901.1                18097.8                20267.4                19656.4
9/2000                                        20097.5                19243.4                21684.1                  20710

Graph 3

                                                  FIRST AMERICAN FIXED        LEHMAN AGGREGATE BOND     LIPPER A-RATED CORPORATE
                                                  INCOME FUND, CLASS Y              INDEX(3)              DEBT FUNDS AVERAGE(4)
                                                  --------------------        ---------------------     ------------------------
2/1994                                                     10000                       10000                       10000
9/1994                                                   9748.54                     9712.69                     9591.71
9/1995                                                   11002.2                     11079.3                     10942.2
9/1996                                                   11541.3                     11619.9                     11374.4
9/1997                                                   12526.9                     12751.7                     12473.2
9/1998                                                   14112.8                     14218.2                     13780.4
9/1999                                                   13768.5                     14165.6                     13489.6
9/2000                                                   14675.8                     15155.7                     14212.7

graph key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American Fixed Income Fund, Class A NAV                             $20,098
First American Fixed Income Fund, Class A POP                             $19,243
First American Fixed Income Fund, Class Y                                                                    $14,676
Lehman Aggregate Bond Index(3)                                            $21,684                            $15,156
Lipper A-Rated Corporate Debt Funds Average(4)                            $20,710                            $14,213

ANNUALIZED PERFORMANCE(1)

                                                                             SINCE INCEPTION(5)
                                                                      --------------------------------
AS OF SEPTEMBER 30, 2000                1 YEAR   5 YEARS   10 YEARS   2/4/1994    8/15/1994   2/1/1999
------------------------                ------   -------   --------   ---------   ---------   --------
Class A NAV...........................   6.33%    5.65%      7.23%        --          --          --
Class A POP...........................   1.83%    4.73%      6.77%        --          --          --
Class B NAV...........................   5.70%    4.90%        --         --        5.73%         --
Class B POP...........................   0.70%    4.58%        --         --        5.73%         --
Class C NAV...........................   5.50%      --         --         --          --        1.61%
Class C POP...........................   3.42%      --         --         --          --        1.02%
Class Y...............................   6.59%    5.91%        --       5.80%         --          --
Lehman U.S. Aggregate Bond Index(3)...   6.99%    6.47%      8.05%      6.52%       7.33%       4.59%
Lipper A-Rated Corporate Debt Funds
  Average(4)..........................   5.36%    5.39%      7.78%      5.59%       6.44%       2.96%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1% for Class C shares and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Lehman Asset Backed Index is comprised of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                                 CORPORATE BOND

INVESTMENT OBJECTIVE: A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRUDENT RISK TO CAPITAL

     The First American Corporate Bond Fund posted a return of 5.32% (Class A shares were up 5.17% on net asset value) from inception on February 1, 2000, through the end of the fiscal year. The fund is well ahead of its peer group, the Lipper BBB Rated Corporate Debt Funds Average, which returned 4.11% for the period from February 29, 2000. The fund's broad-based benchmark, the Lehman U.S. Credit Index, was up 5.23% for the same period.

     Good security selection contributed to the positive results relative to the Lipper peer group, as the fund was able to avoid a number of corporate issues that experienced serious credit quality deterioration during the year. Spreads have widened significantly (30 to 100-plus basis points, depending on credit quality) since the fund was launched in February, reflecting the dynamics of the inverted yield curve, the market's concerns about future Fed actions to engineer an economic slowdown, and a number of high-profile credit problems. The management team used this opportunity to increase exposure to mid-grade and high-yield securities. The resulting portfolio has a strong BBB rated credit profile (and a significant overweighting in BBB rated issues relative to its benchmarks). This detracted from performance for the period as higher-quality issues generally outperformed higher-yielding ones. However, the management team believes that these securities will contribute positively to future performance, as BBB rated issues have historically provided the best risk-adjusted return. Duration is neutral to the Lehman index, but slightly short relative to the Lipper peer group. Performance relative to the Lehman index can be explained by the fund's expenses and transaction costs.

     Going forward, the management team remains attuned to the effects of a slowing economy and believes that current market conditions afford corporate bond investors with attractive yields considering the underlying economic strength. Furthermore, there should be attractive opportunities to capture future spread tightening when more traditional spread relationships return. Graph 2

                                           FIRST AMERICAN         FIRST AMERICAN                               LIPPER BBB-RATED
                                        CORPORATE BOND FUND,   CORPORATE BOND FUND,    LEHMAN U.S. CREDIT      CORPORATE DEBTE
                                            CLASS A NAV            CLASS A POP              INDEX(3)           FUNDS AVERAGE(4)
                                        --------------------   --------------------    ------------------      ----------------
2/2000                                        10000.00                9575.00               10000.00               10000.00
9/2000                                        10461.00               10016.00               10523.00               10401.00

Graph 3

                                                                                                            LIPPER BBB-RATED
                                                FIRST AMERICAN CORPORATE       LEHMAN U.S. CREDIT         CORPORATE DEBTE FUNDS
                                                   BOND FUND, CLASS Y               INDEX(3)                   AVERAGE(4)
                                                ------------------------       ------------------         ---------------------
2/2000                                                  10000.00                    10000.00                    10000.00
9/2000                                                  10474.00                    10523.00                    10401.00

graph key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American Corporate Bond Fund, Class A NAV                           $10,461
First American Corporate Bond Fund, Class A POP                           $10,016
First American Corporate Bond Fund, Class Y                                                                  $10,474
Lehman U.S. Credit Index(3)                                               $10,523                            $10,523
Lipper BBB-Rated Corporate Debt Funds Average(4)                          $10,401                            $10,401

ANNUALIZED PERFORMANCE(1)

                                                              SINCE INCEPTION(5)
AS OF SEPTEMBER 30, 2000                                           2/1/2000
------------------------                                      ------------------
Class A NAV.................................................         5.17%
Class A POP.................................................         0.74%
Class B NAV.................................................         4.70%
Class B POP.................................................        (0.30)%
Class C NAV.................................................         4.54%
Class C POP.................................................         2.51%
Class Y.....................................................         5.32%
Lehman U.S. Credit Index(3).................................         5.23%
Lipper BBB-Rated Corporate Debt Funds Average(4)............         4.11%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high yield" securities or "junk bonds". High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of publicly issued U.S. corporate and certain foreign debentures and secured notes that must meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC registered.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class. Performance of the fund and the indexes represents cumulative total return as the fund has been in operation less than one year.

                             INTERMEDIATE TAX FREE

INVESTMENT OBJECTIVE: CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

     The First American Intermediate Tax Free Fund returned 5.11% for the fiscal year (Class A shares were up 5.10% on net asset value). The fund's peer group, the Lipper Intermediate Municipal Debt Funds Average, returned 4.62% for the period, while the fund's broad-based benchmark, the Lehman 7-Year Municipal Bond Index, posted a return of 5.50% for the period.

     The fund's performance relative to the Lipper category can be attributed in part to a duration extension policy that was implemented as rates fell during the first half of 2000. In addition, the fund locked in higher yields, improved call protection, and harvested tax losses to offset against future capital gains. The fund also sought to obtain bonds with slightly higher coupons as a defensive measure to cushion against potential future interest-rate volatility. Underperformance relative to the Lehman index can be explained by the fund's expenses and transaction costs.

     The last 12 months saw a pronounced flattening in the municipal yield curve. One- to five-year spot rates rose in yield while 10-years and longer enjoyed a rally. Going forward, the management team will remain cognizant of the flat yield curve through 10-year rates and scrutinize new additions to the portfolio in light of a future steepening. The team will continue to look for opportunities to selectively add incremental yield and return through the credit staff's proprietary review process.
[To Come]

                                         FIRST AMERICAN          FIRST AMERICAN          LEHMAN 7-YEAR       LIPPER INTERMEDIATE
                                      INTERMEDIATE TAX FREE   INTERMEDIATE TAX FREE      MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                        FUND, CLASS A NAV       FUND, CLASS A POP           INDEX(2)              AVERAGE(3)
                                      ---------------------   ---------------------      --------------      --------------------
9/1990                                      10000.00                 9750.00                10000.00               10000.00
9/1991                                      10912.00                10639.00                11225.00               11080.00
9/1992                                      11701.00                11408.00                12325.00               12112.00
9/1993                                      12714.00                12396.00                13670.00               13456.00
9/1994                                      12555.00                12241.00                13581.00               13308.00
9/1995                                      13704.00                13362.00                14978.00               14496.00
9/1996                                      14314.00                13956.00                15643.00               15162.00
9/1997                                      15293.00                14911.00                16892.00               16281.00
9/1998                                      16370.00                15960.00                18221.00               17458.00
9/1999                                      16242.00                15836.00                18327.00               17315.00
9/2000                                      17070.00                16644.00                19335.00               18114.00

[To Come]

                                                                                                           LIPPER INTERMEDIATE
                                              FIRST AMERICAN INTERMEDIATE    LEHMAN 7-YEAR MUNICIPAL      MUNICIPAL DEBT FUNDS
                                                TAX FREE FUND, CLASS Y            BOND INDEX(2)                AVERAGE(3)
                                              ---------------------------    -----------------------      --------------------
2/1994                                                  10000.00                    10000.00                    10000.00
9/1994                                                   9888.00                     9930.00                     9877.00
9/1995                                                  10793.00                    10951.00                    10759.00
9/1996                                                  11262.00                    11438.00                    11253.00
9/1997                                                  12022.00                    12350.00                    12083.00
9/1998                                                  12864.00                    13322.00                    12957.00
9/1999                                                  12762.00                    13400.00                    12850.00
9/2000                                                  13414.00                    14137.00                    13444.00

[To Come]

Value of a $10,000 Investment(1) as of September 30, 2000
                                                                          Class A                            Class Y
First American Intermediate Tax Free Fund, Class A NAV                    $17,017
First American Intermediate Tax Free Fund, Class A POP                    $16,644
First American Intermediate Tax Free Fund, Class Y                                                           $13,414
Lehman 7-Year Municipal Bond Index(2)                                     $19,335                            $14,137
Lipper Intermediate Municipal Debt Funds Average(3)                       $18,114                            $13,444

ANNUALIZED PERFORMANCE(1)

                                                                                    SINCE INCEPTION(4)
AS OF SEPTEMBER 30, 2000                           1 YEAR    5 YEARS    10 YEARS         2/4/1994
------------------------                           ------    -------    --------    ------------------
Class A NAV......................................   5.10%     4.49%       5.49%              --
Class A POP......................................   2.45%     3.97%       5.22%              --
Class Y..........................................   5.11%     4.46%         --             4.23%
Lehman 7-Year Municipal Bond Index(2)............   5.50%     5.24%       6.82%            5.40%
Lipper Intermediate Municipal Debt Funds
  Average(3).....................................   4.62%     4.59%       6.15%            4.67%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the same time period indicated including maximum sales charges of 2.50% for Class A. Total returns assume reinvestment of all distributions at net asset value.

(2) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities between six and eight years.

(3) Similar funds as categorized by Lipper, Inc.

(4) The performance since inception of the index for each class is calculated from the month-end following the inception of the class.

                                    TAX FREE

INVESTMENT OBJECTIVE: MAXIMUM CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX TO THE EXTENT CONSISTENT WITH PRUDENT INVESTMENT RISK

     The First American Tax Free Fund posted a return of 5.00% for the fiscal year (Class A shares were up 4.75% on net asset value), outpacing its Lipper peer group average. The Lipper General Municipal Debt Funds Average returned 4.74% for the year, while the fund's broad-based benchmark, the Lehman Municipal Bond Index, increased 6.18%.

     The management team implemented a duration extension policy as rates fell during the first half of 2000. In addition, the fund locked in higher yields, improved call protection, and harvested tax losses to offset capital gains.

     The fund received strong cash inflows throughout the year, which slightly detracted from performance in the short term while the new money was being invested. National new issue supply is down about 20% over the same period last year, and as a result, the fund experienced a slight cash build-up while selectively investing in longer-maturity and income-oriented assets. The fund has been finding opportunities in relatively low volume states such as Iowa and Minnesota, and in Texas, which has recently experienced a relatively high volume of issuance. The fund's underperformance relative to the Lehman benchmark can be attributed in part to its cash position. In addition, expenses and transaction costs reduce the fund's performance, while the index is not subject to these costs.

     Going forward, the team will continue to look for opportunities to selectively add incremental yield and return through the credit staff's proprietary review process. The team will also remain focused on improving call protection when possible and on taking advantage of any widening of spreads or yield curve inefficiencies that may occur.
Graph 2

                                           LIPPER GENERAL       FIRST AMERICAN TAX     FIRST AMERICAN TAX
                                        MUNICIPAL DEBT FUNDS    FREE FUND, CLASS A     FREE FUND, CLASS A      LEHMAN MUNICIPAL
                                             AVERAGE(4)                NAV                    POP               BOND INDEX(3)
                                        --------------------    ------------------     ------------------      ----------------
9/1990                                         10000                  10000                   9750                  10000
9/1991                                         11313                  11330                  11047                  11319
9/1992                                         12492                  12540                  12227                  12503
9/1993                                         14153                  14391                  14031                  14096
9/1994                                         13604                  13566                  13227                  13752
9/1995                                         14936                  14964                  14590                  15291
9/1996                                         15780                  15924                  15526                  16214
9/1997                                         17153                  17372                  16938                  17679
9/1998                                         18564                  18833                  18362                  19220
9/1999                                         18000                  18304                  17846                  19086
9/2000                                         18853                  19173                  18694                  20265

Graph 3

                                                 FIRST AMERICAN TAX FREE      LEHMAN MUNICIPAL BOND     LIPPER GENERAL MUNICIPAL
                                                      FUND, CLASS Y                 INDEX(3)              DEBT FUNDS AVERAGE(4)
                                                 -----------------------      ---------------------     ------------------------
8/1998                                                    10000                       10000                       10000
9/1998                                                    10136                       10125                       10120
9/1999                                                     9866                       10054                        9812
9/2000                                                    10360                       10675                       10277

Graph Key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American Tax Free Fund, Class A NAV                                 $19,173
First American Tax Free Fund, Class A POP                                 $18,694
First American Tax Free Fund, Class Y                                                                        $10,360
Lehman Municipal Bond Index(3)                                            $20,265                            $10,675
Lipper General Municipal Debt Funds Average(4)                            $18,853                            $10,277

ANNUALIZED PERFORMANCE(1)

                                                                                 SINCE INCEPTION(5)
                                                                                 -------------------
AS OF SEPTEMBER 30, 2000                           1 YEAR   5 YEARS   10 YEARS   8/3/1998   2/1/1999
------------------------                           ------   -------   --------   --------   --------
Class A NAV......................................   4.75%    5.08%      6.73%        --         --
Class A POP......................................   2.14%    4.56%      6.46%        --         --
Class C NAV......................................   4.26%      --         --         --      (0.09)%
Class C POP......................................   2.19%      --         --         --      (0.67)%
Class Y..........................................   5.00%      --         --       2.33%        --
Lehman Municipal Bond Index(3)...................   6.18%    5.79%      7.32%      3.18%      2.52%
Lipper General Municipal Debt Funds Average(4)...   4.74%    4.76%      6.69%      1.33%      0.63%

---------------

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflects performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflects performance over the time period indicated including maximum sales charges of 2.50% for Class A and 1% for Class C shares and the maximum CDSC for Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On July 31, 1998, the Tax Free Fund became the successor by merger to the Piper National Tax-Exempt Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to July 31, 1998 represents that of the Piper National Tax-Exempt Fund.

(2) Performance of Class C shares is not presented. Performance of this class is lower due to higher expenses.

(3) An unmanaged index comprised of fixed rate, investment grade tax-exempt bonds with remaining maturities between six and eight years.

(4) Similar funds as categorized by Lipper, Inc.

(5) The performance since inception of the index for each class is calculated from the month-end following the inception of the class.

                                    BALANCED

INVESTMENT OBJECTIVE:  TO MAXIMIZE TOTAL RETURN (CAPITAL APPRECIATION PLUS
INCOME)

     The First American Balanced Fund returned 4.67% (Class A shares returned 4.50% on net asset value) for the fiscal year ended September 30, 2000. This compares to a return of 13.28% for the fund's broad-based equity benchmark, the Standard & Poor's 500 Composite Index. The Lehman U.S. Aggregate Bond Index, which is the fund's current broad-based bond index, returned 6.99% while its previous broad-based bond index, the Lehman U.S. Government/Credit Bond Index, returned 6.72%. Additionally, the fund's peer group represented by the Lipper Balanced Funds Average, returned 11.31%.

     The fund maintained a 55% equity and a 45% bond position throughout the fiscal year. The main reason for the fund's underperformance was its lack of exposure to growth stocks during the quarter ended December 31, 1999, that saw large-cap growth stocks rise disproportionately to large-cap value stocks. The fund's equity exposure was limited only to value stocks during this time frame. In February, the investment strategy of the fund was modified to allow growth stocks into the equity portion of the portfolio. In an effort to avoid missing the potential upside in value stocks, the management team decided to opportunistically buy growth stocks over the course of an 18-month period until the fund's equity position reached a 50/50 mix. At the end of the fiscal year, the fund's equity position was approximately one third growth and two thirds value.

     The fund's 45% bond position performed well overall and helped mute the volatility of the equity position while providing income. Duration was extended during the first half of the fiscal year, and reduced to neutral to slightly long in the second half. Good security selection also contributed to the bond portion's performance.

     A solid fixed-income position, coupled with a balanced growth/value equity position, should help curb volatility even further going forward. The decision to implement growth stocks into the portfolio has paid off as the management team has been able to exploit the market's volatility by buying growth stocks with solid fundamentals as the market drops. The fund is well positioned to weather the potential volatility of the coming fiscal year.
Graph 2

                               FIRST           FIRST
                             AMERICAN        AMERICAN                       LEHMAN U.S.       60% S&P
                             BALANCED        BALANCED         S&P 500       AGGREGATED        500/40%         LEHMAN U.S.
                           FUND , CLASS    FUND , CLASS     COMOPOSITE         BOND           LEHMAN       GOVERNMENT/CREDIT
                               A NAV           A POP         INDEX(3)        INDEX(4)        AGGREGATE         INDEX(5)
                           ------------    ------------     ----------      -----------      ---------     -----------------
12/1992                         10000            9475           10000           10000           10000             10000
9/1993                          10978         10401.7         10754.7         10969.1         10842.9             11138
9/1994                        11310.7         10716.9         11151.6         10615.9         10942.6           10676.9
9/1995                        13637.3         12921.3         14463.6         12109.6         13491.1             12209
9/1996                          15766         14938.3         17402.6         12700.5         15379.9           12759.6
9/1997                        19833.7         18792.4         24438.5         13937.6           19614           13983.3
9/1998                        19976.5         18927.7         26652.6         15540.4           21697           15778.7
9/1999                          22124         20962.5         34062.1         15482.9         25166.3           15523.1
9/2000                        23119.5         21905.8         38585.5         16565.1         27947.2           16566.3


                              LIPPER
                             BALANCED
                               FUNDS
                            AVERAGE(6)
                            ----------
12/1992                         10000
9/1993                        10937.6
9/1994                        10931.1
9/1995                        13070.3
9/1996                        14713.2
9/1997                        18331.2
9/1998                        18963.6
9/1999                          21372
9/2000                        23789.2

Graph 3

                                                                                         60% S&P
                               FIRST AMERICAN        S&P 500         LEHMAN U.S.         500/40%          LEHMAN U.S.
                               BALANCED FUND ,     COMOPOSITE        AGGREGATED          LEHMAN        GOVERNMENT/CREDIT
                                   CLASS Y          INDEX(3)        BOND INDEX(4)       AGGREGATE          INDEX(5)
                               ---------------     ----------       -------------       ---------      -----------------
2/1994                               10000             10000             10000             10000              10000
9/1994                             9934.73           10073.9           9712.69           9931.81            9682.58
9/1995                             12010.1           13065.8           11079.3           12244.9              11072
9/1996                             13918.5           15720.8           11619.9           13959.2            11571.4
9/1997                               17561           22076.8           12751.7           17802.2            12681.1
9/1998                             17741.8           24076.9           14218.2           19692.8            14309.3
9/1999                             19705.9           30770.3           14165.6           22841.7            14077.5
9/2000                             20626.1           34856.6           15155.7           25365.7            15023.5


                               LIPPER BALANCED
                                    FUNDS
                                 AVERAGE(6)
                               ---------------
2/1994                               10000
9/1994                             9801.76
9/1995                               11720
9/1996                             13193.2
9/1997                             16437.4
9/1998                             17004.4
9/1999                               19164
9/2000                             21331.5

Graph Key

Value of a $10,000 Investment(1, 2) as of September 30, 2000
                                                                           Class A                           Class Y
First American Balanced Fund, Class A NAV                                $  23,120
First American Balanced Fund, Class A POP                                $  21,906
First American Balanced Fund, Class Y                                                                        $20,626
S&P 500 Composite Index(3)                                               $  38,586                           $34,857
Lehman U.S. Aggregate Bond Index(4)                                      $  16,565                           $15,156
60% S&P 500/40% Lehman Aggregate                                         $  27,947                           $25,366
Lehman U.S. Government/Credit Index(5)                                   $  16,566                           $15,024
Lipper Balanced Funds Average(6)                                         $  23,789                           $21,331

ANNUALIZED PERFORMANCE(1)

                                                                       SINCE INCEPTION(7)
                                                          --------------------------------------------
AS OF SEPTEMBER 30, 2000               1 YEAR   5 YEARS   12/14/1992   2/4/1994   8/15/1994   2/1/1999
------------------------               ------   -------   ----------   --------   ---------   --------
Class A NAV..........................   4.50%    11.14%     11.42%         --          --         --
Class A POP..........................  (1.01)%    9.95%     10.66%         --          --         --
Class B NAV..........................   3.59%    10.30%        --          --       11.43%        --
Class B POP..........................  (1.03)%   10.03%        --          --       11.43%        --
Class C NAV..........................   3.65%       --         --          --          --       2.05%
Class C POP..........................   1.66%       --         --          --          --       1.43%
Class Y..............................   4.67%    11.42%        --       11.49%         --         --
S&P 500 Composite Index(3)...........  13.28%    21.68%     19.03%      20.89%      22.14%     11.16%
Lehman U.S. Aggregate Bond
  Index(4)...........................   6.99%     6.47%      6.73%       6.52%       7.33%      4.59%
Lehman U.S. Government/Credit
  Index(5)...........................   6.72%     6.29%      6.73%       6.38%       7.22%      4.15%
60% S&P 500/40% Lehman Aggregate.....  10.76%    15.60%     14.18%      15.19%      16.27%      8.76%
Lipper Balanced Funds Average(6).....  11.31%    12.73%     11.86%      12.35%      13.37%      8.51%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Securities Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The fund previously used the Lehman U.S. Gov't/Credit Index as its broad-based index. Going forward, the fund will use the Lehman U.S. Aggregate Bond Index as its broad-based index, because it is better suited to the fund's strategy.

(5) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities.

(6) Similar funds as categorized by Lipper, Inc.

(7) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                                 EQUITY INCOME

INVESTMENT OBJECTIVE:  LONG-TERM GROWTH OF CAPITAL AND INCOME

    The Equity Income Fund returned 11.46% (Class A shares returned 11.11% on net asset value) for the fiscal year ended September 30, 2000, surpassing its peer group represented by the Lipper Equity Income Funds Average, which returned 8.17% during the same period. Elevated by the booming technology sector during the fourth quarter of 1999 and the early part of 2000, the Standard & Poor's 500 Composite Index, the fund's broad-based benchmark, returned 13.28% during this period.

    Because the fund emphasizes stocks with above average dividends, it was not able to join in the tech rally that occurred during the fourth quarter of 1999. These stocks typically do not pay meaningful dividends. This was, however, a boon for the fund during the tumultuous months of March, April, and May 2000, as the technology-heavy Nasdaq took investors on a spiraling ride downward.

    The fund's overweight in the more defensive sectors of energy, financials, and REITs paid off during the second and third quarter of calendar year 2000 as investors sought a safe-haven away from the increasingly volatile technology sector. The fund also benefited from a full weighting in the health care sector with standout performance from several large pharmaceutical companies including Johnson & Johnson, American Home Products, and Pfizer. The fund also benefited from investing in convertible preferred securities such as biotech company Protein Designs. Due partially to the Federal Reserve's rate tightening policy, economically sensitive value stocks, such as Honeywell and DuPont, detracted from performance.

    The outlook for dividend paying stocks over the next fiscal year looks favorable to the team as expectation of continued volatility in the more aggressive sectors of technology and communication services continue to chase investors into more stable blue-chip stocks. The team will look opportunistically within these two volatile sectors for high dividend paying "broken" convertibles. Overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment paints a compelling backdrop for stock picking.
Graph 2

                               FIRST AMERICAN    FIRST AMERICAN                                               70% S&P
                                EQUITY INCOME     EQUITY INCOME        S&P 500          LEHMAN U.S.           500/30%
                                FUND, CLASS A     FUND, CLASS A       COMPOSITE      GOVERNMENT/CREDIT        LEHMAN
                                     NAV               POP            INDEX(3)         BOND INDEX(4)     GOVERNMENT/CREDIT
                               --------------    --------------       ---------      -----------------   -----------------
12/1992                              10000              9475             10000              10000               10000
9/1993                               10335           9792.43           10754.7              11138               10872
9/1994                             10841.4           10272.3           11151.6            10676.9             11015.5
9/1995                             12799.4           12127.4           14463.6              12209               13765
9/1996                             14899.8           14117.5           17402.6            12759.6             15890.3
9/1997                             19542.6           18516.6           24438.5            13983.3             20755.9
9/1998                             21180.2           20068.3           26652.6            15778.7             22978.8
9/1999                             23243.2           22022.9           34062.1            15523.1             27213.8
9/2000                             25825.5           24469.7           38585.5            16566.3             30359.8


                                LIPPER EQUITY
                                INCOME FUNDS
                                 AVERAGE(5)
                                -------------
12/1992                              10000
9/1993                             11240.2
9/1994                             11565.1
9/1995                             13959.1
9/1996                             16334.9
9/1997                             21862.6
9/1998                             21965.4
9/1999                             24702.3
9/2000                             26720.4

Graph 3

                                 FIRST AMERICAN          S&P 500           LEHMAN U.S.       70% S&P 500/30%      LIPPER EQUITY
                                  EQUITY INCOME         COMPOSITE       GOVERNMENT/CREDIT        LEHMAN           INCOME FUNDS
                                  FUND, CLASS Y         INDEX(3)          BOND INDEX(4)     GOVERNMENT/CREDIT      AVERAGE(5)
                                 --------------         ---------       -----------------   -----------------     -------------
8/1994                                 10000               10000               10000               10000               10000
9/1994                                  9886                9756                9849                9784                9810
9/1995                               11689.2             12653.5             11262.3             12226.1             11840.7
9/1996                               13651.8             15224.7             11770.3             14113.8               13856
9/1997                               17945.3             21380.1               12899             18435.4             18544.8
9/1998                               19533.5             23317.1             14555.3             20409.9               18632
9/1999                               21506.4             29799.3             14319.5             24171.4             20953.5
9/2000                                 23971             33756.6             15281.7             26965.6             22665.4

Graph Key

Value of a $10,000 Investment(1) as of September 30, 2000
                                                                          Class A                            Class Y
First American Equity Income Fund, Class A NAV                            $25,825
First American Equity Income Fund, Class A POP                            $24,470
First American Equity Income Fund, Class Y                                                                   $23,971
S&P 500 Composite Index(3)                                                $38,586                            $33,757
Lehman U.S. Government/Credit Bond Index(4)                               $16,566                            $15,282
70% S&P 500/30% Lehman Government/Credit                                  $30,360                            $26,966
Lipper Equity Income Funds Average(5)                                     $26,720                            $22,665

ANNUALIZED PERFORMANCE(1)

                                                                       SINCE INCEPTION(6)
                                                          --------------------------------------------
AS OF SEPTEMBER 30, 2000               1 YEAR   5 YEARS   12/18/1992   8/2/1994   8/15/1994   2/1/1999
------------------------               ------   -------   ----------   --------   ---------   --------
Class A NAV..........................  11.11%    15.07%     13.01%         --          --         --
Class A POP..........................   5.29%    13.84%     12.24%         --          --         --
Class B NAV..........................  10.35%    14.31%        --          --       14.54%        --
Class B POP..........................   5.35%    14.08%        --          --       14.54%        --
Class C NAV..........................  10.41%       --         --          --          --       4.20%
Class C POP..........................   8.31%       --         --          --          --       3.56%
Class Y..............................  11.46%    15.45%        --       15.53%         --         --
S&P 500 Composite Index(3)...........  13.28%    21.68%     19.03%      22.14%      22.14%     11.16%
Lehman U.S. Gov't/Credit Bond
  Index(4)...........................   6.72%     6.29%      6.73%       7.22%       7.22%      4.15%
70% S&P 500/30% Lehman Gov't/Credit..  11.31%    17.06%     15.41%      17.71%      17.71%      9.25%
Lipper Equity Income Funds
  Average(5).........................   8.17%    13.56%     13.38%      14.08%      14.08%      6.41%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                                  EQUITY INDEX

INVESTMENT OBJECTIVE: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX (S&P 500)

    A tale of two economies describes the 12.38% (Class A shares returned 12.11% on net asset value) return the First American Equity Index Fund posted for the fiscal year ended September 30, 2000. The fund underperformed its broad-based benchmark, the Standard & Poor's 500 Composite Index, which returned 13.28% (index funds will generally underperform their broad-based indices because, unlike mutual funds, indices do not have to account for expenses, transaction costs, or cash flow effects in their performance figures). Additionally, the fund's peer group represented by the Lipper S&P 500 Funds Average returned 12.65%.

    The quarter ended December 31, 1999, saw the technology sector of the S&P 500 lead the Equity Index Fund to a 14.54% (Class A shares 14.46%) return. This quarter proved to be the largest contributor to overall performance for the fiscal year. During this period, the new economy (a phrase generally used to describe technology and technology related sectors) dramatically outpaced old economy stocks (a phrase generally used to describe the industrial, consumer, basic materials, financial, and energy related sectors).

    The technology sector has been a continuing factor in the performance of the S&P 500 index. Further, Standard & Poor's has added several new, large technology firms to the index during recent quarters. As a result of these actions, the technology sector's weighting as a percent of the S&P 500 Index rose from 17% in 1998 to 34% in 2000.

    An important part of this increase in the value of technology stocks was the substantial price appreciation of individual stocks within the sector. During the final three quarters of the fiscal year, investors questioned the valuations that many of these stocks had achieved. In the ensuing revaluations of investors' expectations and outlooks for the technology sector, technology and "new economy" stocks in general declined. With this sector making up such a large share of the index, the fund declined -1.88% (Class A shares declined -2.06% on net asset value) during the last three quarters, as leadership and investor sentiment swayed back and forth between new economy and old economy stocks.

    The management team believes the year ahead may bring continued volatility as investors decide what part of the economy will assume leadership. Because the Equity Index Fund invests in all 500 stocks of the S&P 500 Index, which covers a broad representation of all sectors in the economy, you will participate in old as well as new economy stocks without having to decide what facet of the economy will be the next month's winner.
Graph 2

                                      FIRST AMERICAN EQUITY   FIRST AMERICAN EQUITY
                                       INDEX FUND, CLASS A     INDEX FUND, CLASS A     S&P 500 COMPOSITE     LIPPER S&P 500 FUNDS
                                               NAV                     POP                 INDEX (3)             AVERAGE (4)
                                      ---------------------   ---------------------    -----------------     --------------------
12/1992                                        10000                    9475                  10000                  10000
9/1993                                       10750.7                 10186.3                10754.7                10715.5
9/1994                                       11100.1                 10517.3                11151.6                11060.6
9/1995                                         14308                 13556.9                14463.6                14275.9
9/1996                                       17133.9                 16234.3                17402.6                17099.7
9/1997                                       23896.6                   22642                24438.5                23883.1
9/1998                                       25927.8                 24566.6                26652.6                25915.5
9/1999                                       33006.1                 31273.3                34062.1                32917.9
9/2000                                       37003.1                 35060.5                38585.5                37078.7

Graph 3

                                                  FIRST AMERICAN EQUITY      S&P 500 COMPOSITE INDEX      LIPPER S&P 500 FUNDS
                                                   INDEX FUND, CLASS Y                 (3)                     AVERAGE (4)
                                                  ---------------------      -----------------------      --------------------
2/1994                                                     10000                       10000                       10000
9/1994                                                   10065.2                     10073.9                     10050.1
9/1995                                                   13001.2                     13065.8                     12971.7
9/1996                                                   15598.8                     15720.8                     15537.5
9/1997                                                   21814.9                     22076.8                     21701.2
9/1998                                                     23739                     24076.9                       23548
9/1999                                                   30293.3                     30770.3                     29910.6
9/2000                                                   34043.6                     34856.6                     33691.3

Graph Key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American Equity Index Fund, Class A NAV                             $37,003
First American Equity Index Fund, Class A POP                             $35,060
First American Equity Index Fund, Class Y                                                                    $34,044
S&P 500 Composite Index(3)                                                $38,586                            $34,857
Lipper S&P 500 Funds Average(4)                                           $37,079                            $33,691

ANNUALIZED PERFORMANCE(1)

                                                                      SINCE INCEPTION(5)
                                                         --------------------------------------------
AS OF SEPTEMBER 30, 2000              1 YEAR   5 YEARS   12/14/1992   2/4/1994   8/15/1994   2/1/1999
------------------------              ------   -------   ----------   --------   ---------   --------
Class A NAV.........................   12.11%   20.93%     18.34%         --          --         --
Class A POP.........................    6.24%   19.63%     17.53%         --          --         --
Class B NAV.........................   11.25%   20.04%        --          --       20.91%        --
Class B POP.........................    6.25%   19.85%        --          --       20.91%        --
Class C NAV.........................   11.32%      --         --          --          --       7.15%
Class C POP.........................    9.19%      --         --          --          --       6.49%
Class Y.............................   12.38%   21.23%        --       20.12%         --         --
S&P 500 Composite Index(3)..........   13.28%   21.68%     19.03%      20.89%      22.14%     11.16%
Lipper S&P 500 Funds Average(4).....   12.65%   21.15%     18.57%      20.39%      21.61%     10.51%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                                 INTERNATIONAL

INVESTMENT OBJECTIVE:  LONG-TERM GROWTH OF CAPITAL

     Active management certainly paid off during the fiscal year ended September 30, 2000, as the First American International Fund posted a return of 24.95% (Class A shares were up 24.63% on net asset value). This return surpassed its broad-based benchmark, the MSCI EAFE Index, which returned 3.18%, as well as its peer group represented by the Lipper International Funds, which posted a return of 10.77%.

     The fund performed well during the quarter ended December 31, 1999, when led by selected technology and telecommunications stocks in Sweden, Finland, and Japan, it returned 61.60% (Class A shares 61.51%) the best calendar quarter return in the fund's history. The performance of technology and related sectors experienced a severe correction late in the second quarter of the fiscal year that spilled into the third quarter. During this period, the fund gave back approximately 23% of the gains it realized earlier in the fiscal year. Throughout this period the portfolio was transitioning to a broader portfolio, reducing its technology weighting and adding to the financial, healthcare, and energy sectors while maintaining and adding selective technology issues. Additionally, the fund was gradually making some changes geographically. These changes entailed transitioning from an overweight to underweight position in Japan and from an underweight to overweight position in continental Europe.

     The last three quarters of this fiscal year have been characterized by a struggle for leadership not only geographically, but across sectors as well. The management team believes that the significant performance of technology stocks in general has abated and that Japan, which was a top-performing country in 1999, has cooled. The fund is maintaining a well-diversified portfolio with concentrations in financials and pharmaceuticals, as well as selected technology names. Geographically, the management team remains positive on Europe.
Graph 2

                                           FIRST AMERICAN         FIRST AMERICAN
                                        INTERNATIONAL FUND,    INTERNATIONAL FUND,                           LIPPER INTERNATIONAL
                                            CLASS A NAV            CLASS A POP         MSCI EAFE INDEX(3)      FUNDS AVERAGE(4)
                                        -------------------    -------------------     ------------------    --------------------
4/1994                                        10000.00               9475.00                10000.00               10000.00
9/1994                                        10039.00               9511.94                10094.00               10175.10
9/1995                                        10108.30               9577.58                10679.40               10558.70
9/1996                                        10294.30               9753.80                11600.00               11602.90
9/1997                                        13385.60              12682.90                13014.10               13820.20
9/1998                                        13534.20              12823.60                11928.70               12378.80
9/1999                                        17886.80              16947.70                15620.60               16118.40
9/2000                                        21117.10              20008.50                16117.30               17852.80

Graph 3

                                            FIRST AMERICAN INTERNATIONAL                               LIPPER INTERNATIONAL FUNDS
                                                   FUND, CLASS Y              MSCI EAFE INDEX(3)               AVERAGE(4)
                                            ----------------------------      ------------------       --------------------------
4/1994                                                10000.00                     10000.00                     10000.00
9/1994                                                10049.20                     10094.00                     10175.10
9/1995                                                10127.60                     10679.40                     10558.70
9/1996                                                10341.30                     11600.00                     11602.90
9/1997                                                13483.00                     13014.10                     13820.20
9/1998                                                13638.10                     11928.70                     12378.80
9/1999                                                18056.80                     15620.60                     16118.40
9/2000                                                22562.00                     16117.30                     17852.80

Graph Key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American International Fund, Class A NAV                            $21,117
First American International Fund, Class A POP                            $20,008
First American International Fund, Class Y                                                                   $22,562
MSCI EAFE Index(3)                                                        $16,117                            $16,117
Lipper International Funds Average(4)                                     $17,853                            $17,853

ANNUALIZED PERFORMANCE(1)

                                                                     SINCE INCEPTION(5)
                                                        ---------------------------------------------
AS OF SEPTEMBER 30, 2000           1 YEAR    5 YEARS    4/4/1994    4/7/1994    8/15/1994    2/1/1999
------------------------           ------    -------    --------    --------    ---------    --------
Class A NAV......................  24.63%     17.14%        --       13.48%          --          --
Class A POP......................  18.06%     15.88%        --       12.55%          --          --
Class B NAV......................  23.71%     16.19%        --          --        12.96%         --
Class B POP......................  18.71%     15.97%        --          --        12.96%         --
Class C NAV......................  23.74%        --         --          --           --       19.53%
Class C POP......................  21.48%        --         --          --           --       18.84%
Class Y..........................  24.95%     17.37%     13.64%         --           --          --
MSCI EAFE Index(3)...............   3.18%      8.58%      7.72%       7.72%        7.43%       9.26%
Lipper International Funds
  Average(4).....................  10.77%     10.37%      8.65%       8.65%        8.53%      15.42%

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. International investing involves risks not typically associated with domestic investing, including risk of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity and volatile prices.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

                             REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE: ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION

     The real estate market finally woke from its near two-year slumber as strong underlying valuations in real estate investment trusts (REITs) generated investor interest. The First American Real Estate Securities Fund closed out the fiscal year ending September 30, 2000, with a 26.95% return (Class A shares were up 26.68% on net asset value), outpacing the fund's peer group, the Lipper Real Estate Funds Average, which posted a 22.01% return during the same period. The fund also outperformed its broad-based benchmark, the Morgan Stanley REIT Index, which returned 21.87% for the fiscal year.

     As volatility in the equity markets caused investors to look elsewhere, the overlooked real estate sector began quietly attracting attention as investors took notice of REITs trading at a discount to net asset value (NAV). As the Nasdaq fell dramatically in March of this year, the flight to quality intensified-real estate being one of the beneficiaries.

     Bi-coastal geographic allocations and overweighting the high-quality subsectors of apartments, office buildings, and industrial properties helped the fund generate compelling returns. High rental demand and tight supply due to the technology boom drove earnings in areas such as Silicon Valley. Spieker Properties, an office/industrial REIT, and Avalonbay and Essex Properties, two apartment REITs, are key holdings that continue to generate attractive returns as a result of this boom.

     The team also picked up basis points by selectively underweighting the softer, more volatile subsectors of malls, manufactured homes, and community centers. The fund's overweight position in Urban Shopping Centers, Inc., paid off, as this venture was one of the best-performing REITs so far this calendar year.

     With dividend yields continuing to hover around 7-7.5%, strong rental structures and a continued discount to NAVs, the management team's outlook for the next fiscal year is very favorable. The team will continue to overweight the strong, high-quality subsectors of apartments, office and industrial properties, with emphasis on the high demand West and East coasts.
Graph 2

                                        FIRST AMERICAN REAL    FIRST AMERICAN REAL
                                         ESTATE SECURITIES      ESTATE SECURITIES     MORGAN STANLEY REIT     LIPPER REAL ESTATE
                                         FUND, CLASS A NAV      FUND, CLASS A POP           INDEX(3)           FUNDS AVERAGE(4)
                                        -------------------    -------------------    -------------------     ------------------
9/1995                                        10000.00                9475.00               10000.00               10000.00
9/1996                                        11817.00               11196.60               11827.00               11827.00
9/1997                                        16162.10               15313.60               16661.90               16661.90
9/1998                                        14154.80               13411.70               14280.90               14280.90
9/1999                                        13321.10               12621.70               13445.50               13445.50
9/2000                                        16875.10               15989.20               16386.00               16386.00

Graph 3

                                               FIRST AMERICAN REAL ESTATE      MORGAN STANLEY REIT      LIPPER REAL ESTATE FUNDS
                                                SECURITIES FUND, CLASS Y            INDEX(3)                   AVERAGE(4)
                                               --------------------------      -------------------      ------------------------
6/1995                                                  10000.00                    10000.00                    10000.00
9/1995                                                  10519.40                    10411.10                    10544.20
9/1996                                                  12468.60                    12313.10                    12437.90
9/1997                                                  17090.80                    17346.80                    17632.00
9/1998                                                  15009.10                    14867.90                    14805.60
9/1999                                                  14162.60                    13998.10                    14465.00
9/2000                                                  17979.40                    17059.50                    17650.20

Graph Key

Value of a $10,000 Investment(1,2) as of September 30, 2000
                                                                          Class A                            Class Y
First American Real Estate Securities Fund, Class A NAV                   $16,875
First American Real Estate Securities Fund, Class A POP                   $15,989
First American Real Estate Securities Fund, Class Y                                                          $17,979
Morgan Stanley REIT Index(3)                                              $16,386                            $17,060
Lipper Real Estate Funds Average(4)                                       $16,386                            $17,650

ANNUALIZED PERFORMANCE(1)

                                                                           SINCE INCEPTION(5)
                                                                    --------------------------------
AS OF SEPTEMBER 30, 2000                         1 YEAR   5 YEARS   6/30/1995   9/29/1995   2/1/2000
------------------------                         ------   -------   ---------   ---------   --------
Class A NAV....................................  26.68%    11.03%        --       11.04%        --
Class A POP....................................  20.00%     9.85%        --        9.86%        --
Class B NAV....................................  25.81%    10.16%        --       10.17%        --
Class B POP....................................  20.81%     9.88%        --        9.89%        --
Class C NAV....................................     --        --         --          --      25.56%(6)
Class C POP....................................     --        --         --          --      23.27%(6)
Class Y........................................  26.95%    11.32%     11.84%         --         --
Morgan Stanley REIT Index(3)...................  21.87%    10.38%     10.71%      10.38%     23.98%(6)
Lipper Real Estate Funds Average(4)............  22.01%    10.33%     10.86%      10.33%     24.68%(6)

---------------
(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry on which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector fund should not be treated as a core investment rather, their role is to round out the growth portion of a well diversified investment portfolio.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of the most actively traded real estate investment trusts.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Cumulative total return since inception.

     SHARE STRUCTURE. Both Firstar and FAIF are registered as open-end management investment companies under the 1940 Act. Currently, Firstar offers thirty-four funds thirty-three of which are involved in the First American reorganizations. FAIF currently offers thirty funds and will offer forty-four funds immediately after the Reorganization.

     Firstar was organized as a Wisconsin corporation on February 15, 1988 and is subject to the provisions of its Articles of Incorporation and By-Laws. FAIF was organized as a Maryland corporation on August 20, 1987 and is subject to the provisions of its Articles of Incorporation and By-Laws. Firstar's Articles of Incorporation authorizes the Board of Directors to issue an indefinite number of shares of common stock with a par value of $.0001 per share and to classify and reclassify any particular class of shares into one or more additional series of shares. FAIF's Charter authorizes the Board of Directors to issue full and fractional shares of capital stock ($.0001 par value per share) and classify or reclassify any unissued shares into a class or series. In general, the charter documents governing Firstar are similar to those documents governing FAIF. Although the rights of a shareholder of a Wisconsin corporation may vary in certain respects from the rights of a shareholder of a Maryland corporation, the attributes of a share of common stock of each corporation are comparable, and shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

     Additional information concerning the attributes of the shares issued by Firstar and FAIF is included in their respective Prospectuses and statement of additional information, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Firstar Funds and FAIF can be found in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding FAIF Funds."

                                 VOTING MATTERS

     GENERAL INFORMATION. The Board of Directors of Firstar is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Firstar may also solicit proxies by telephone or otherwise. In this connection, Firstar has retained ADP Proxy Services ("ADP") and Georgeson Shareholder Communications Inc. ("Shareholder Communications") to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail by marking, signing, dating and returning the enclosed proxy card in the enclosed postage-paid envelope, (2) by touch-tone voting or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Firstar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. As the Special Meeting date approaches, shareholders of each Firstar Fund may receive a telephone call from a representative of Shareholder Communications if their votes have not yet been received. Authorization to permit ADP or Shareholder Communications to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Firstar. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Directors believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Shareholder Communications representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to Shareholder Communications, then the Shareholder Communications representative has the responsibility to explain the process, to read the proposals on the proxy card, and ask for the shareholder's instructions on the proposal. The Shareholder Communications representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth on the proxy statement. Shareholder Communications will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Shareholder Communications immediately if his or her instructions are not correctly reflected in the confirmation.

     Any expenses incurred as a result of hiring ADP, Shareholder Communications or any other proxy solicitation agent will be borne by U.S. Bancorp or its affiliates. It is anticipated that the cost associated with using a proxy solicitation agent will be approximately $45,000 for all thirty-three Firstar investment portfolios involved in the First American Funds reorganizations.

     Only shareholders of record at the close of business on June 22, 2001 will be entitled to vote at the Special Meeting. On that date, the following Firstar shares were outstanding and entitled to be voted:

                                                              SHARES OUTSTANDING
FIRSTAR FUND                                                 AND ENTITLED TO VOTE
------------                                                 --------------------
Short-Term Bond Fund
  Retail A Shares..........................................        4,810,871
  Y Shares.................................................           22,941
  Institutional Shares.....................................       16,029,970
Intermediate Bond Fund
  Retail A Shares..........................................        2,982,454
  Y Shares.................................................           26,931
  Institutional Shares.....................................       45,901,072
Bond IMMDEX(TM) Fund
  Retail A Shares..........................................        2,995,674
  Retail B Shares..........................................          211,021
  Y Shares.................................................          254,493
  Institutional Shares.....................................       21,199,506
U.S. Government Securities Fund
  Retail A Shares..........................................          555,627
  Retail B Shares..........................................          171,759
  Y Shares.................................................        1,158,842
  Institutional Shares.....................................       18,034,922
Aggregate Bond Fund
  Retail A Shares..........................................          392,864
  Retail B Shares..........................................           67,719
  Y Shares.................................................        3,453,662
  Institutional Shares.....................................       23,654,850
Strategic Income Fund
  Retail A Shares..........................................          511,258
  Retail B Shares..........................................        2,431,212
  Y Shares.................................................           55,390
  Institutional Shares.....................................       11,182,040
Tax-Exempt Intermediate Bond Fund
  Retail A Shares..........................................        1,143,254
  Institutional Shares.....................................       12,329,432
Missouri Tax-Exempt Bond Fund
  Retail A Shares..........................................        1,890,953
  Institutional Shares.....................................       11,113,785
National Municipal Bond Fund
  Retail A Shares..........................................          648,532
  Institutional Shares.....................................       41,146,926
Balanced Income Fund
  Retail A Shares..........................................        4,324,504
  Retail B Shares..........................................          757,036
  Y Shares.................................................          316,942
  Institutional Shares.....................................        9,936,723
Balanced Growth Fund
  Retail A Shares..........................................        2,116,622
  Retail B Shares..........................................          216,002
  Y Shares.................................................        1,623,491
  Institutional Shares.....................................        6,272,609
Growth & Income Fund
  Retail A Shares..........................................        5,005,119
  Retail B Shares..........................................          359,679
  Y Shares.................................................        1,452,153
  Institutional Shares.....................................       16,242,513

                                                              SHARES OUTSTANDING
FIRSTAR FUND                                                 AND ENTITLED TO VOTE
------------                                                 --------------------
Equity Income Fund
  Retail A Shares..........................................          134,449
  Retail B Shares..........................................          122,887
  Y Shares.................................................           15,000
  Institutional Shares.....................................        6,807,344
Relative Value Fund
  Retail A Shares..........................................        1,387,674
  Retail B Shares..........................................          508,956
  Y Shares.................................................          648,682
  Institutional Shares.....................................       15,069,508
Equity Index Fund
  Retail A Shares..........................................        1,436,497
  Retail B Shares..........................................          153,277
  Y Shares.................................................          483,935
  Institutional Shares.....................................        7,473,800
Large Cap Core Equity Fund
  Retail A Shares..........................................        1,451,108
  Retail B Shares..........................................          116,206
  Y Shares.................................................          109,457
  Institutional Shares.....................................       12,450,214
Large Cap Growth Fund
  Retail A Shares..........................................          453,976
  Retail B Shares..........................................        3,397,316
  Y Shares.................................................          534,342
  Institutional Shares.....................................        9,289,368
International Value Fund
  Retail A Shares..........................................          294,733
  Retail B Shares..........................................           24,288
  Y Shares.................................................            1,886
  Institutional Shares.....................................        2,741,657
International Growth Fund
  Retail A Shares..........................................          353,499
  Retail B Shares..........................................           80,087
  Y Shares.................................................        1,069,666
  Institutional Shares.....................................       13,739,014
MidCap Index Fund
  Retail A Shares..........................................          308,509
  Retail B Shares..........................................          133,050
  Y Shares.................................................          364,074
  Institutional Shares.....................................       18,254,831
MidCap Core Equity Fund
  Retail A Shares..........................................        2,948,227
  Retail B Shares..........................................           75,904
  Y Shares.................................................           12,198
  Institutional Shares.....................................       13,674,258
Small Cap Index Fund
  Retail A Shares..........................................           29,355
  Retail B Shares..........................................            8,541
  Y Shares.................................................        1,606,588
  Institutional Shares.....................................        5,395,843
Small Cap Core Equity Fund
  Retail A Shares..........................................        1,445,982
  Retail B Shares..........................................          153,548
  Y Shares.................................................          288,666
  Institutional Shares.....................................       23,722,209

                                                              SHARES OUTSTANDING
FIRSTAR FUND                                                 AND ENTITLED TO VOTE
------------                                                 --------------------
Science & Technology Fund
  Retail A Shares..........................................          190,952
  Retail B Shares..........................................          766,692
  Y Shares.................................................          241,505
  Institutional Shares.....................................        6,542,620
MicroCap Fund
  Retail A Shares..........................................        2,248,092
  Retail B Shares..........................................          159,972
  Y Shares.................................................           98,638
  Institutional Shares.....................................       14,645,518
REIT Fund
  Retail A Shares..........................................                2
  Retail B Shares..........................................                1
  Y Shares.................................................              675
  Institutional Shares.....................................        3,485,371

     Each whole and fractional share of a Firstar Fund is entitled to a whole or fractional vote as the case may be.

     If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

     SHAREHOLDER AND BOARD APPROVALS. The Reorganization is being submitted for approval at the Special Meeting of Firstar's shareholders pursuant to Firstar's Articles of Incorporation and By-Laws, and was unanimously approved by Firstar's Board of Directors at a meeting held on April 26, 2001 and ratified on May 22, 2001. The Firstar Board of Directors has conclusively determined that the reorganization of each Firstar Fund affects only the interests of the shareholders of that Firstar Fund. Accordingly, the shareholders of each Firstar Fund will vote only to approve or withhold approval of the reorganizations of the Firstar Funds for which they are shareholders and not the reorganizations of the Firstar Funds for which they are not shareholders. If a quorum exists with respect to proposal one, the reorganization of a particular Firstar Fund is approved if the votes cast within a particular Firstar Fund favoring the Reorganization exceed the votes cast within a particular Fund opposing the Reorganization.

     The Reorganization Agreement provides that in the event the Reorganization is approved with respect to less than all of the Firstar Funds, the failure of a Firstar Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Firstar Fund provided that the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar.

     The reorganization of the thirty-three Firstar investment portfolios will constitute a sale of substantially all of the assets of Firstar. Wisconsin law provides that such a sale cannot be consummated without the approval of the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate. The consummation of the transactions contemplated by the reorganization agreements will constitute the dissolution of Firstar. Wisconsin law requires that the dissolution be approved by the holders of more than 50% of all of the outstanding shares entitled to vote of the Firstar investment portfolios voting in the aggregate.

     The vote of the shareholders of FAIF is not being solicited, since their approval or consent is not necessary to effect the Reorganization.

     PRINCIPAL SHAREHOLDERS. As of June 22, 2001, the officers and Directors of Firstar as a group owned or controlled less than 1% of each Firstar Fund's outstanding shares. As of June 22, 2001, the officers and Directors of FAIF as a group owned or controlled less than 1% of each FAIF's outstanding shares. Table VI(A) shows the name, address and share ownership of each person known to Firstar to have beneficial or record ownership with respect to 5% or more of a class of a Firstar Fund as of June 22, 2001. Table VI(B) shows the name, address and share ownership of each person known to FAIF to have beneficial or record ownership with respect to 5% or more of a class of a FAIF Fund as of June 22, 2001.

                                  TABLE VI(A)

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;      OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS        TYPE OF OWNERSHIP     OWNED        OWNED      POST CLOSING
------------                           ----------------        -----------------   ----------   ----------   ------------
Short-Term Bond Fund...........  Firstar Bank, NA              Institutional;          97%          75%            43%
                                 425 Walnut St.                15,617,576;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 22,937;             100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Intermediate Bond Fund.........  Firstar Bank, NA              Institutional;          98%          92%            57%
                                 425 Walnut St.                45,187,691;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 26,931;             100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Bond IMMDEX(TM) Fund...........  Firstar Bank, NA              Institutional;          93%          80%            80%
                                 425 Walnut St.                19,811,451
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 254,493;            100%           1%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
U.S. Government Securities
  Fund.........................  Firstar Bank, NA              Institutional;          99%          99%            99%
                                 425 Walnut St.                17,878,250
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 171,759;            100%           1%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Aggregate Bond Fund............  Firstar Bank, NA              Institutional;          98%          84%            15%
                                 425 Walnut St.                23,098,589;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 2,508,895;           73%           9%             2%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Strategic Income Fund..........  Firstar Bank, NA              Institutional;         100%          79%            48%
                                 425 Walnut St.                11,099,494;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 55,390;             100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Tax-Exempt Intermediate Bond
  Fund.........................  Firstar Bank, NA              Institutional;         100%          91%            26%
                                 425 Walnut St.                12,273,529;
                                 Cincinnati, OH 45202          Record
Missouri Tax-Exempt Bond
  Funds........................  Firstar Bank, NA              Institutional;          99%          84%            84%
                                 425 Walnut St.                10,980,296;
                                 Cincinnati, OH 45202          Record
National Municipal Bond Fund...  Firstar Bank, NA              Institutional;          99%          98%            71%
                                 425 Walnut St.                40,906,689;
                                 Cincinnati, OH 45202          Record
Balanced Income................  Firstar Bank, NA              Institutional;         100%          63%            15%
                                 425 Walnut St.                9,705,465;
                                 Cincinnati, OH 45202          Record

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;      OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS        TYPE OF OWNERSHIP     OWNED        OWNED      POST CLOSING
------------                           ----------------        -----------------   ----------   ----------   ------------
                                 Firstar Bank, NA              Y; 644,056;            100%           4%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Balanced Growth Fund...........  Firstar Bank, NA              Institutional;         100%          60%            23%
                                 425 Walnut St.                6,184,022;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 1,573,575;          100%          15%             6%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Growth & Income Fund...........  Firstar Bank, NA              Institutional;         100%          66%            66%
                                 425 Walnut St.                15,296,413;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 1,423,540;          100%           6%             6%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Equity Income Fund.............  NFSC FEBO                     Retail A; 14,044;       10%          >1%            >1%
                                 Thomas G. Smith               Beneficial
                                 10214 Hobkirk Dr.
                                 St. Louis, MO 63137
                                 NFSC FEBO                     Retail A; 9,792;         7%          >1%            >1%
                                 John N. Betz                  Beneficial
                                 6539 Pernod
                                 St. Louis, MO 63139
                                 NFSC FEBO                     Retail A; 9,142;         7%          >1%            >1%
                                 Edwin A. McLean               Beneficial
                                 228 Country Club Acres
                                 Belleville, IL 62223
                                 Donaldson Lufkin Jenrette     Retail A; 8,566;         6%          >1%            >1%
                                 Securities Corp.              Beneficial
                                 P.O. Box 2052
                                 Jersey City, NJ 07303-9998
                                 NFSC FEBO                     Retail A; 7,518;         6%          >1%            >1%
                                 Mary H. Hernandez             Beneficial
                                 1056 Merriam Lane
                                 Kansas City, KS 66103
                                 NFSC FEBO                     Retail B; 14,796;       12%          >1%            >1%
                                 Arlene T. Kleimeier           Beneficial
                                 1490 Sheridan Street A13
                                 Hollywood, FL 33020
                                 NFSC FEBO                     Retail B; 11,485;        9%          >1%            >1%
                                 Catherine Nielsen             Beneficial
                                 11 Elliott Street Apt. #314
                                 Council Bluffs, IA
                                 51503-0252
                                 NFSC FEBO                     Retail B; 8,135;         7%          >1%            >1%
                                 William E. Brown              Beneficial
                                 4917 Neosho St.
                                 St. Louis, MO 63109
                                 NFSC FEBO                     Retail B; 6,156;         5%          >1%            >1%
                                 Kenneth D. Johnston           Beneficial
                                 2504 S. McCann Ave.
                                 Springfield, MO 65804
                                 Firstar Bank, NA              Institutional;         100%          96%            13%
                                 425 Walnut St.                6,775,303;
                                 Cincinnati, OH 45202          Record

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;      OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS        TYPE OF OWNERSHIP     OWNED        OWNED      POST CLOSING
------------                           ----------------        -----------------   ----------   ----------   ------------
                                 Firstar Bank, NA              Y; 3,904;              100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Relative Value Fund............  Firstar Bank, NA              Institutional;         100%          45%            45%
                                 425 Walnut St.                7,845,374;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 7,096,270;          100%          40%            40%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Equity Index Fund..............  Firstar Bank, NA              Institutional;         100%          76%            26%
                                 425 Walnut St.                7,253,648;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 480,011;            100%           5%             2%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Large Cap Core Equity Fund.....  Firstar Bank, NA              Institutional;         100%          88%            88%
                                 425 Walnut St.                12,373,324;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 109,382;            100%           1%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Large Cap Growth Fund..........  Firstar Bank, NA              Institutional;         100%          74%            74%
                                 425 Walnut St.                10,161,150;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 688,312;            100%           5%             5%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
International Value Fund.......  NFSC FEBO                     Retail B; 2,222;         9%          >1%            >1%
                                 Jeanne A Yoder                Beneficial
                                 5400 E Valle Vista Rd.
                                 Phoenix, AZ 85018-1900
                                 NFSC FEBO                     Retail B; 2,681;        11%          >1%            >1%
                                 Joseph T. Sroka               Beneficial
                                 11 Bramley Rd.
                                 Moorestown, NJ 08057-1614
                                 Firstar Bank, NA              Institutional;         100%          89%             5%
                                 425 Walnut St.                2,713,743;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 1,883;              100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
International Growth Fund......  Frances Dakes                 Retail A; 15,063;       19%          >1%            >1%
                                 200 E 89th St. 28D            Beneficial
                                 New York, NY 10128
                                 Firstar Bank, NA              Institutional;         100%          88%            18%
                                 425 Walnut St.                13,367,769;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 1,069,110;          100%           7%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Mid Cap Index Fund.............  NFSC FEBO                     Retail B; 8,980;         7%          >1%            >1%
                                 Mary E. Zenzola               Beneficial
                                 2204 Magnolia Ct. W
                                 Buffalo Grove, IL 60089

                                                                                                              PRO FORMA
                                                                CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;      OF CLASS     OF FUND       OF FUND
FIRSTAR FUND                           NAME AND ADDRESS        TYPE OF OWNERSHIP     OWNED        OWNED      POST CLOSING
------------                           ----------------        -----------------   ----------   ----------   ------------
                                 Firstar Bank, NA              Institutional;         100%          83%            83%
                                 425 Walnut St.                15,878,876;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 2,793,903;          100%          15%            15%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Mid Cap Core Equity Fund.......  Firstar Bank, NA              Institutional;         100%          80%            80%
                                 425 Walnut St.                13,374,514;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 12,579;             100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Small Cap Index Fund...........  Firstar Bank, NA              Institutional;          99%          76%            76%
                                 425 Walnut St.                5,362,995;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 1,605,868;          100%          23%            23%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Small Cap Core Equity Fund.....  Firstar Bank, NA              Institutional;          97%          90%            90%
                                 425 Walnut St.                22,944,104;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 288,666;            100%           1%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Science and Technology Fund....  Firstar Bank, NA              Institutional;          99%          84%            84%
                                 425 Walnut St.                6,507,665;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 241,505;            100%           3%             3%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
Micro Cap Fund.................  Firstar Bank, NA              Institutional;          97%          83%            83%
                                 425 Walnut St.                14,160,896;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 98,638;             100%           1%             1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202
REIT Fund......................  Quasar Distributors           Retail A; 2;           100%          >1%            >1%
                                 615 E. Michigan Street        Record
                                 Milwaukee, WI 53201
                                 Quasar Distributors           Retail B; 1;           100%          >1%            >1%
                                 615 E. Michigan Street        Record
                                 Milwaukee, WI 53201
                                 Firstar Bank, NA              Institutional;          99%          99%            32%
                                 425 Walnut St.                3,438,111;
                                 Cincinnati, OH 45202          Record
                                 Firstar Bank, NA              Y; 675;                100%          >1%            >1%
                                 425 Walnut St.                Record
                                 Cincinnati, OH 45202

                                  TABLE VI(B)

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
Limited Term Income Fund.......  Omnibus Account               Class Y;               49%          40%             12%
                                 VAR & CO                      4,600,041.73;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               14%          11%              3%
                                 VAR & CO                      1,293,802.17;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               16%          13%              4%
                                 U.S. Bank National            1,516,673.27;
                                 Assn Cust                     Record
                                 Daily Valued
                                 Retirement Programs
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class Y;               18%          15%              5%
                                 VAR & CO                      1,718,063.56;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class A;               22%          15%              5%
                                 U.S. Bancorp Piper Jaffray    1,748,851.39;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
Intermediate Term Income
  Fund.........................  VAR & CO                      Class Y;               40%          37%             16%
                                 P.O. Box 64482                13,697,548.32;
                                 St. Paul, MN 55164-0482       Record
                                 VAR & CO                      Class Y;               24%          22%              9%
                                 P.O. Box 64482                8,078,781.39;
                                 St. Paul, MN 55164-0482       Record
                                 U.S. Bank                     Class Y;               13%           1%             >1%
                                 National Assn Cust            430,368.33;
                                 Daily Valued                  Record
                                 Retirement Programs
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 VAR & CO                      Class Y;               23%          21%              9%
                                 P.O. Box 64482                7,938,631.24;
                                 St. Paul, MN 55164-0482       Record
                                 Omnibus Account               Class A;               61%           5%              2%
                                 U.S. Bancorp Piper Jaffray    1,714,320.65;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
Fixed Income Fund..............  VAR & CO                      Class Y;               58%          52%             42%
                                 P.O. Box 64482                58,819,914.84;
                                 St. Paul, MN 55164-0482       Record
                                 VAR & CO                      Class Y;                6%           5%              4%
                                 P.O. Box 64482                5,958,140.85;
                                 St. Paul, MN 55164-0482       Record
                                 U.S. Bank National Assn Cust  Class Y;                9%           8%              7%
                                 Daily Valued                  9,203,861.98;
                                 Retirement Programs           Record
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 VAR & CO                      Class Y;                9%           8%              6%
                                 P.O. Box 64482                8,712,127.50;
                                 St. Paul, MN 55164-0482       Record
                                 First American Strategy       Class Y;                6%           6%              5%
                                 GR & Inc. Fund                6,625,824.75;
                                 U.S. Bank National Assn Cust  Record
                                 Attn: Trust Mutual Funds
                                 SPFT0912
                                 P.O. Box 64010
                                 St. Paul. MN 55164-0010
                                 U.S. Bank Trust Center        Class Y;               63%          57%             46%
                                 U.S. Bancorp Cap              64,444,809.77;
                                 U/A 01-01-1984                Record
                                 180 5th Street E
                                 STE SPEN0502
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class A;               40%           4%              3%
                                 U.S. Bancorp Piper Jaffray    4,058,346.34;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class B;               39%          >1%             >1%
                                 U.S. Bancorp Piper Jaffray    451,043.62;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class C;               55%          >1%             >1%
                                 U.S. Bancorp Piper Jaffray    201,428.71;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Account               Class C;               18%          >1%             >1%
                                 NFSC FEBO #BCC-083275         68,076.74;
                                 Timothy F. Madden TTEE        Record
                                 Rosebud Char Remainder
                                 Unitrust
                                 U/A 12/22/00
                                 1876 Gluek Lane
                                 Roseville, MN 55113-3851
Corporate Bond Fund............  Omnibus Account               Class A;               12%          >1%             >1%
                                 U.S. Bancorp Piper Jaffray    24,410.63;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;               13%          >1%             >1%
                                 U.S. Bancorp Investments      25,713.12;
                                 Inc.                          Record
                                 FBO 123015291
                                 100 South 5th Street
                                 Suite 1400
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account               Class A;               11%          >1%             >1%
                                 U.S. Bancorp Investments      21,558.32;
                                 Inc.                          Record
                                 FBO 123015291
                                 100 South 5th Street
                                 Suite 1400
                                 Minneapolis, MN 55402-1217
                                 Omnibus Account               Class B;               59%           1%             >1%
                                 U.S. Bancorp Piper Jaffray    61,604.25;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class C;               86%           4%              2%
                                 U.S. Bancorp Piper Jaffray    332,533.99;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class Y;               74%          68%             30%
                                 VAR & CO                      5,998,441.66;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;                6%           5%              2%
                                 VAR & CO                      462,420.35;
                                 P.O. Box 64482                Record
                                 St Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               21%          19%              8%
                                 VAR & CO                      1,669,350.93;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
Intermediate Tax Free Fund.....  VAR & CO                      Class Y;               70%          68%             46%
                                 P.O. Box 64482                21,169,273.14;
                                 St. Paul, MN 55164-0482       Record
                                 VAR & CO                      Class Y;                5%           5%              3%
                                 P.O. Box 64482                1,597,449.19;
                                 St. Paul, MN 55164-0482       Record
                                 VAR & CO                      Class Y;               24%          23%             16%
                                 P.O. Box 64482                7,355,989.33;
                                 St. Paul, MN 55164-0482       Record
                                 Omnibus Account               Class A;               13%          >1%             >1%
                                 U.S. Bancorp Piper Jaffray    131,099.32;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;                9%          >1%             >1%
                                 Carl S. Thomas                96,416.47;
                                 8140 Shellstone Ave.          Record
                                 Las Vegas, NV 89117-2570
                                 Omnibus Account               Class A;               12%          >1%             >1%
                                 UBATCO & CO                   120,497.94;
                                 Attn: Trust Operations        Record
                                 P.O. Box 82535
                                 Lincoln, NE 68501-2535
Tax Free Fund..................  Omnibus Account               Class A;               79%          26%              6%
                                 U.S. Bancorp Piper Jaffray    2,871,774.28;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 VAR & CO                      Class Y;               62%          41%              9%
                                 P.O. Box 64482                4,536,076.03;
                                 St. Paul, MN 55164-0482       Record
                                 VAR & CO                      Class Y;               34%          23%              5%
                                 P.O. Box 64482                2,518,162.39;
                                 St. Paul, MN 55164-0482       Record
                                 Omnibus Account               Class C;               95%           1%             >1%
                                 U.S. Bancorp Piper Jaffray    101,700.06;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
Balanced Fund..................  Omnibus Account               Class Y;               14%          10%              4%
                                 VAR & CO                      2,408,441.04;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Account               Class Y;               83%          56%             22%
                                 US Bank National Assn Cust    14,142,935.47;
                                 Daily Valued                  Record
                                 Retirement Programs
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class A;               43%           7%              3%
                                 U.S. Bancorp Piper Jaffray    1,837,308.68;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class B;               44%           7%              3%
                                 U.S. Bancorp Piper Jaffray    1,667,219.97;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class C;               81%           1%             >1%
                                 U.S. Bancorp Piper Jaffray    187,114.02;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
Equity Income Fund.............  VAR & CO                      Class Y;               60%          52%             50%
                                 P.O. Box 64482                10,707,113.43;
                                 St. Paul, MN 55164-0482       Record
                                 U.S. Bank National Assn Cust  Class Y;                5%           5%              4%
                                 Daily Valued                  951,119.04;
                                 Retirement Programs           Record
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 VAR & CO                      Class Y;               25%          22%             21%
                                 P.O. Box 64482                4,496,746.93;
                                 St. Paul, MN 55164-0482       Record
                                 U.S. Bancorp Piper Jaffray    Class A;               23%           2%              2%
                                 Asset Management, Inc.        370,623.49;
                                 For the Benefit of its        Record
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 UBATCO & CO                   Class A;                8%           1%              1%
                                 Attn: Trust Obligations       127,173.06;
                                 P.O. Box 82535                Record
                                 Lincoln, NE 68501-2535

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Fund                  Class C;               90%           3%              3%
                                 U.S. Bancorp Piper Jaffray    654,150.85;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Fund                  Class B;               44%           2%              2%
                                 U.S. Bancorp Piper Jaffray    335,872.39;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
Equity Index Fund..............  Omnibus Account               Class Y;                8%           7%              5%
                                 VAR & CO                      4,416,024.83;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               14%          11%              8%
                                 VAR & CO                      7,509,414.27;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               22%          18%             13%
                                 U.S. Bank National Assn Cust  12,048,532.24;
                                 Daily Valued Retirement       Record
                                 Programs
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class Y;               17%          14%             10%
                                 VAR & CO                      9,371,565.19;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               14%          12%              8%
                                 Metlife Defined Contribution  7,733,359.04;
                                 Group As Agent for            Record
                                 First TR NATL Assoc. TR
                                 FBO UTD Healthcare Corp
                                 401(K) SP
                                 2 Montgomery St. #3
                                 Jersey City, NJ 07302-3802
                                 Omnibus Account               Class Y;               14%          12%              9%
                                 U.S. Bank TR                  7,863,624.59;
                                 U.S. Bancorp Cap              Record
                                 U/A 01-01-1984
                                 180 5th St. E STE SPEN0502
                                 St. Paul, MN 55101-2672

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Account               Class A;               33%           2%              2%
                                 U.S. Bancorp Piper Jaffray    1,607,215.51;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;                6%          >1%             >1%
                                 First Trust National Assn as  307,027.58;
                                 Fiduciary for First           Record
                                 Retirement
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class C;               41%           1%              1%
                                 U.S. Bancorp Piper Jaffray    642,340.13;
                                 For the Benefit of its        Record
                                 Customers
                                 Asset Management, Inc.
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class B;               38%           3%              2%
                                 U.S. Bancorp Piper Jaffray    1,716,948.57;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
International Fund.............  Omnibus Account               Class Y;               22%          19%             15%
                                 VAR & CO                      12,688,351.08;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               14%          11%              9%
                                 VAR & CO                      7,699,659.63;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               10%           8%              6%
                                 U.S. Bank National Assn Cust  5,473,069.44;
                                 Daily Values Retirement       Record
                                 Programs
                                 Attn: Reconciliation
                                 SPFT0401
                                 180 East 5th Street
                                 St. Paul, MN 55101-2672
                                 Omnibus Account               Class Y;               34%          28%             22%
                                 VAR & CO                      19,010,953.28;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;                9%           7%              6%
                                 U.S. Bank TR                  4,858,597.88;
                                 U.S. Bancorp Cap              Record
                                 U/A 01-01-1984
                                 180 5th St. E STE SPEN 0502
                                 St. Paul, MN 55101-2672

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Account               Class A;               58%           6%              5%
                                 U.S. Bancorp Piper Jaffray    3,969,626.34;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;                5%           1%             >1%
                                 U.S. Bancorp Piper Jaffray    370,328.80;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;                7%           1%              1%
                                 Charles Schwab & Co. Inc.     453,610.81;
                                 Special Custody Account       Record
                                 For Benefit of Customers
                                 Attn: Mutual Funds Dept
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122
                                 Omnibus Account               Class C;               85%           3%              2%
                                 U.S. Bancorp Piper Jaffray    1,747,354.04;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class B;               60%           1%              1%
                                 U.S. Bancorp Piper Jaffray    718,149.55;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
Real Estate Securities Fund....  Omnibus Account               Class A;               43%           1%              1%
                                 U.S. Bancorp Piper Jaffray    71,971.16;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class A;                7%          >1%             >1%
                                 Charles Schwab & Co. Inc.     10,921.32;
                                 Special Custody Account       Record
                                 For Benefit of Customers
                                 Attn: Mutual Funds DEPT
                                 101 Montgomery St.
                                 San Francisco, CA 94104-4122

                                                                                                              PRO FORMA
                                                               CLASS; AMOUNT OF   PERCENTAGE   PERCENTAGE    PERCENTAGE
                                                                 SHARES OWNED;     OF CLASS     OF FUND        OF FUND
FAIF FUND                              NAME AND ADDRESS        TYPE OF OWNERSHIP    OWNED        OWNED      POST CLOSINGS
---------                              ----------------        -----------------  ----------   ----------   -------------
                                 Omnibus Account               Class Y;               49%          45%             31%
                                 VAR & CO                      2,276,041.60;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class Y;               43%          40%             28%
                                 VAR & CO                      1,997,704.77;
                                 P.O. Box 64482                Record
                                 St. Paul, MN 55164-0482
                                 Omnibus Account               Class B;               47%           1%              1%
                                 U.S. Bancorp Piper Jaffray    63,934.53;
                                 Asset Management Inc.         Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class C;               99%           1%             >1%
                                 U.S. Bancorp Piper Jaffray    30,887.79;
                                 Asset Management, Inc.        Record
                                 For the Benefit of its
                                 Customers
                                 Attn: TA Services MPFP 1922
                                 601 2nd Ave. S
                                 Minneapolis, MN 55402-4303
                                 Omnibus Account               Class B;                6%          >1%             >1%
                                 NFSC FEBO #A7T-179108         9,031.03;
                                 Dennis L. & James L. Baker    Record
                                 TTEE
                                 Springs & Sons Electrical
                                 Contractors Inc. PSP,
                                 V/A 9/1/89
                                 2129 W. Mountain View Road
                                 Phoenix, AZ 85021-1814

     The Shell FAIF Funds had not commenced investment operations as of June 22, 2001 and, accordingly, no person owned 5% or more of any such FAIF Fund.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class of shares, or is identified as the holder of record of more than 25% of a class of shares and has voting and/or investment power, it may be presumed to control such class.

     FAIF and Firstar have been advised by Firstar Bank, N.A., an affiliate of Asset Management, that (1) with respect to the shares of each Firstar Fund ERISA account over which Firstar Bank, N.A. has voting power, such shares may be voted by one or more independent fiduciaries and (2) with respect to the shares of each Firstar Fund non-ERISA account over which Firstar Bank, N.A. has voting power, such shares may be voted by Firstar Bank, N.A. itself in its capacity as fiduciary.

     QUORUM. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the proposals are not received by one or more of the Firstar Funds or Firstar, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting, but under Wisconsin law, not more than 120 days after the original date for the Special Meeting. Any such adjournment(s) will require that the votes cast for adjournment exceed the votes cast against adjournment by those shares that are represented at the

Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

     A quorum with respect to proposal one is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of such Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions but not broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated as shares that are present at the Special Meeting but which have not been voted. With respect to proposal one, for purposes of obtaining the requisite approval, abstentions and broker "non-votes" will not be counted as votes cast favoring or opposing the action. With respect to proposal two, a quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of all of the Firstar Funds entitled to vote at the Special Meeting. Abstentions and broker "non-votes" will have the effect of a "no vote" for purposes of obtaining the requisite approval of proposal two.

     DISSENTERS' RIGHT OF APPRAISAL. Under the Wisconsin Business Corporation Law, Firstar Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Wisconsin law. A copy of the relevant provisions of Wisconsin law is attached as Appendix II. Notwithstanding the provisions of Wisconsin law, the SEC staff has taken the position that the use of state appraisal procedures by an investment company would be in violation of the forward pricing rule (Rule 22c-1) of the 1940 Act. The forward pricing rule states that no investment company may redeem its shares other than at the net asset value next computed after a receipt of a request for redemption. The SEC staff has taken the position that Rule 22c-1 supersedes the appraisal provisions in state statutes. In the interests of ensuring equal valuation for all shareholders, Firstar will adhere to the SEC staff's position that the right of appraisal under state law is superseded by the forward pricing rule (Rule 22c-1) of the 1940 Act. Firstar shareholders, however, have the right to redeem from a Firstar Fund their shares at net asset value until 3:00 p.m. (Central Time) on the day before the Applicable Effective Time of the Reorganization. Shareholders whose redemption requests are received after 3:00 p.m. Central Time on the day before the Applicable Effective Time of the Reorganization will have their redemption requests executed on the next business day, and as a result will be reorganized into their corresponding FAIF Fund and then redeemed out of such Fund at net asset value. Thereafter shareholders may redeem from FAIF the shares acquired by them in the Reorganization at net asset value subject to the forward pricing requirements of the Rule 22c-1 of the 1940 Act. If any Firstar shareholder elects to exercise dissenters' rights under Wisconsin law, Firstar intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

     ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Firstar nor FAIF presently intends to hold annual meetings of shareholders for the election of Directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Firstar or FAIF have the right to call a meeting of shareholders.

                       ADDITIONAL INFORMATION ABOUT FAIF

     Additional information about the FAIF Funds is included in their prospectuses and statements of additional information dated December 30, 2000, as supplemented or revised through the date hereof, copies of which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling FAIF at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. FAIF is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by FAIF can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of FAIF listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy Statement/Prospectus concerning FAIF was provided by FAIF.

                      ADDITIONAL INFORMATION ABOUT FIRSTAR

     Additional information about the Firstar Funds is included in their prospectuses and statements of additional information dated March 1, 2001 as supplemented or revised through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Firstar at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. Firstar is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Firstar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Firstar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

     Information included in this Proxy Statement/Prospectus concerning Firstar was provided by Firstar.

                              FINANCIAL STATEMENTS

     The annual financial statements and financial highlights of the FAIF Funds for the fiscal period ended September 30, 2000 have been audited by Ernst & Young LLP, independent auditors to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights of the FAIF Funds for the 6-month period ended March 31, 2001 have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus.

     The annual financial statements and financial highlights of the Firstar Funds for the fiscal year ended October 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                                 OTHER BUSINESS

     Firstar's Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention of Firstar that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to FAIF Funds in writing at the address(es), or by phone at the phone number(s), set forth on the cover page of this Proxy Statement/Prospectus.

                                 *     *     *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE OR BY TELEPHONE.

     FIRSTAR WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS OCTOBER 31, 2000 ANNUAL REPORTS AND APRIL 30, 2001 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: FIRSTAR MUTUAL FUND SERVICES, LLC, 615 E. MICHIGAN STREET, P.O. BOX 3011, MILWAUKEE, WISCONSIN 53201-3011 OR BY TELEPHONE AT 1-800-677-FUND

                                   APPENDIX I

                             AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                                      AND

                              FIRSTAR FUNDS, INC.

                            DATED AS OF JUNE 1, 2001

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
 1.  Certain Definitions.........................................   I-2
 2.  The Reorganization..........................................   I-2
 3.  Calculations................................................   I-4
 4.  Valuation of Assets and Liabilities.........................   I-4
 5.  Valuation Times.............................................   I-5
 6.  Effective Time of the Reorganization........................   I-5
 7.  Termination of Firstar......................................   I-6
     Certain Representations, Warranties, Covenants and
 8.  Agreements of Firstar.......................................   I-6
     Certain Representations, Warranties, Covenants and
 9.  Agreements of FAIF..........................................   I-8
10.  Shareholder Action on Behalf of the Firstar Funds...........  I-10
11.  N-14 Registration Statement.................................  I-10
12.  FAIF Conditions.............................................  I-11
13.  Firstar Conditions..........................................  I-12
14.  Tax Opinion.................................................  I-13
15.  Tax Documents...............................................  I-14
16.  Further Assurances..........................................  I-14
17.  Termination of Representations and Warranties...............  I-14
18.  Termination of Agreement....................................  I-14
19.  Amendment and Waiver........................................  I-15
20.  Governing Law...............................................  I-15
21.  Successors and Assigns......................................  I-15
22.  Beneficiaries...............................................  I-15
23.  Notices.....................................................  I-15
24.  Expenses....................................................  I-16
25.  Entire Agreement............................................  I-16
26.  Counterparts................................................  I-16
27.  Failure of One Fund to Consummate the Transactions..........  I-16
28.  No Brokers or Finders.......................................  I-16
29.  Validity....................................................  I-16
30.  Effect of Facsimile Signature...............................  I-16
31.  Headings....................................................  I-16
32.  FAIF Liability..............................................  I-16
33.  Firstar Liability...........................................  I-16

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 1st day of June, 2001, by First American Investment Funds, Inc., a Maryland corporation ("FAIF"), and Firstar Funds, Inc. ("Firstar"), a Wisconsin corporation.

                                   BACKGROUND

     WHEREAS, each of the parties hereto is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, Firstar offers, among others, the following investment portfolios:
(1) Firstar Short-Term Bond Fund, (2) Firstar Intermediate Bond Fund, (3) Firstar Aggregate Bond Fund, (4) Firstar Strategic Income Fund, (5) Firstar Tax-Exempt Intermediate Bond Fund, (6) Firstar National Municipal Bond Fund, (7) Firstar Balanced Income Fund, (8) Firstar Balanced Growth Fund, (9) Firstar Equity Income Fund, (10) Firstar Equity Index Fund, (11) Firstar International Value Fund, (12) Firstar International Growth Fund, and (13) Firstar REIT Fund (each a "Reorganizing Firstar Fund" and collectively, the "Reorganizing Firstar Funds");

     WHEREAS, Firstar also offers the following investment portfolios: (1) Firstar Bond IMMDEX(TM) Fund, (2) Firstar U.S. Government Securities Fund, (3) Firstar Missouri Tax-Exempt Bond Fund, (4) Firstar Growth & Income Fund, (5) Firstar Relative Value Fund, (6) Firstar Large Cap Core Equity Fund, (7) Firstar Large Cap Growth Fund, (8) Firstar MidCap Index Fund, (9) Firstar MidCap Core Equity Fund, (10) Firstar Small Cap Index Fund, (11) Firstar Small Cap Core Equity Fund, (12) Firstar Science & Technology Fund and (13) Firstar MicroCap Fund (each a "Continuing Firstar Fund" and collectively, the "Continuing Firstar Funds" and, together with the Reorganizing Firstar Funds, each a "Firstar Fund" and collectively, the "Firstar Funds");

     WHEREAS, FAIF currently offers, among others, the following investment portfolios: (1) FAIF Limited Term Income Fund, (2) FAIF Intermediate Term Income Fund, (3) FAIF Fixed Income Fund, (4) FAIF Corporate Bond Fund, (5) FAIF Intermediate Tax Free Fund, (6) FAIF Tax Free, (7) FAIF Balanced Fund, (8) FAIF Equity Income Fund, (9) FAIF Equity Index Fund, (10) FAIF International Fund, and (11) FAIF Real Estate Securities Fund (each an "Existing FAIF Fund" and collectively, the "Existing FAIF Funds");

     WHEREAS, FAIF has recently organized, or will soon organize, the following additional investment portfolios: (1) FAIF Bond IMMDEX(TM) Fund, (2) FAIF U.S. Government Securities Fund, (3) FAIF Missouri Tax Free Fund, (4) FAIF Growth & Income Fund, (5) FAIF Relative Value Fund, (6) FAIF Large Cap Core Fund, (7) FAIF Capital Growth Fund, (8) FAIF Mid Cap Index Fund, (9) FAIF Mid Cap Core Fund, (10) FAIF Small Cap Index Fund, (11) FAIF Small Cap Core Fund, (12) FAIF Science & Technology Fund, and (13) FAIF Micro Cap Fund (each a "Shell FAIF Fund" and collectively, the "Shell FAIF Funds," and, together with the Existing FAIF Funds, each a "FAIF Fund" and collectively, the "FAIF Funds");

     WHEREAS, each of the parties hereto desires, upon the terms and subject to the conditions set forth herein, to enter into and perform the reorganization described herein (the "Reorganization"), pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Firstar Fund shall transfer substantially all of its respective Assets (as hereinafter defined), subject, in each case, to substantially all of its respective Liabilities (as hereinafter defined), to its Corresponding FAIF Fund (as hereinafter defined), in exchange for Class A, Class B, Class S or Class Y Shares issued by such Corresponding FAIF Fund (the shares issued to a Firstar Fund by its Corresponding FAIF Fund in exchange for substantially all of the Assets, subject to substantially all of the Liabilities, of such FAIF Fund in connection with the Reorganization, collectively, "FAIF Fund Shares"), and (2) each Firstar Fund shall then distribute to its shareholders of record, the FAIF Fund Shares received by or on behalf of such Firstar Fund;

     WHEREAS, the Firstar Board of Directors has conclusively determined that the reorganization of each investment portfolio of Firstar affects only the interests of the shareholders of that Firstar investment portfolio;

     WHEREAS, each of the parties intends that each Reorganization of each of the Firstar Funds shall be separate from the reorganization of any other investment portfolio of Firstar;

     WHEREAS, each of the parties intends that the Shell FAIF Funds will have nominal assets and liabilities before the Reorganization and will continue the investment operations of the Continuing Firstar Funds; and

     WHEREAS, the parties intend that in connection with the Reorganizations (hereinafter defined), Firstar shall sell substantially all of its assets and be deregistered and dissolved as described in this Agreement.

     NOW, THEREFORE, in consideration of the foregoing premises and the mutual covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and legal sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound, hereby agree as follows:

     1.  CERTAIN DEFINITIONS.  As used herein,

          (a) The term "Corresponding FAIF Fund" shall mean with respect to any Firstar Fund, the particular FAIF Fund, the name of which is set forth directly opposite the name of such Firstar Fund on Schedule A hereto.

          (b) The term "Corresponding Firstar Fund" shall mean with respect to any FAIF Fund, the particular Firstar Fund, the name of which is set forth directly opposite the name of such FAIF Fund on Schedule A hereto.

          (c) The term "Assets" shall mean all property and assets of every description and of any nature whatsoever including, without limitation, cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividend and interest receivables), deferred or prepaid expenses, good will and other intangible property, books and records, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 2(d) hereof.

          (d) The term "Liabilities" shall mean all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise, including, with respect to Firstar and each Firstar Fund, any obligation to indemnify Firstar's current Directors, acting in their capacities as such, to the fullest extent permitted by law and Firstar's Articles of Incorporation and Bylaws, in each case as in effect as of the date of this Agreement.

     2.  THE REORGANIZATION.

          (a) At the Applicable Effective Time of the Reorganization (as hereinafter defined), (i) each Firstar Fund shall transfer, assign and convey to its Corresponding FAIF Fund substantially all of the Assets, subject to substantially all of the Liabilities, of such Firstar Fund, and
     (ii) each such Corresponding FAIF Fund shall accept all such Assets and assume all such Liabilities, such that at and after the Applicable Effective Time of the Reorganization (as hereinafter defined): (A) substantially all of the Assets of each particular Firstar Fund shall become and be Assets of its Corresponding FAIF Fund, (B) substantially all of the Liabilities of each particular Firstar Fund shall become and be liabilities of, and shall attach to, its Corresponding FAIF Fund, and (C) such Liabilities of each particular Firstar Fund may thenceforth be enforced only against its Corresponding FAIF Fund to the same extent as if such Liabilities had been incurred by such Corresponding FAIF Fund, subject to any defense and/or set off that Firstar or such Firstar Fund was entitled to assert immediately prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to any such Liability, and subject to any defense and/or set off that FAIF or such Corresponding FAIF Fund may from time to time be entitled to assert against the creditor thereof.

          (b) In exchange for the transfer of substantially all of the Assets of each Firstar Fund to its Corresponding FAIF Fund as provided in paragraph
     (a) above, each FAIF Fund shall assume substantially all of the Liabilities of its Corresponding Firstar Fund as provided in paragraph (a) above and shall also simultaneously issue, at the Applicable Effective Time of the Reorganization (as hereinafter defined), to its Corresponding Firstar Fund, the number of full and fractional (to the third decimal place) FAIF Fund Shares of each class of such FAIF Fund, determined and adjusted as provided in Section 3 hereof.

          (c) Immediately upon receipt of the FAIF Fund Shares of such FAIF Fund in accordance with paragraph (b) above, each Firstar Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of such Firstar Fund at the Applicable Effective Time of the Reorganization (as hereinafter defined) (such shareholders of record of such Firstar Fund as of such time, collectively, the "Recordholders"), the respective FAIF Fund Shares that have been so received as follows:

             (1) With respect to Firstar's Bond IMMDEX(TM), U.S. Government Securities, Aggregate Bond, Strategic Income, Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology, MicroCap and REIT Funds, Recordholders of Retail A Shares, Retail B Shares, Y Shares and Institutional Shares of such Firstar Funds shall be credited with full and fractional Class A Shares, Class B Shares, Class S and Class Y Shares, respectively, of their Corresponding FAIF Fund;

             (2) With respect to Firstar's Tax-Exempt Intermediate Bond, Missouri Tax-Exempt and National Municipal Bond Funds, Recordholders of Retail A Shares and Institutional Shares of such Firstar Funds shall be credited with full and fractional Class A Shares and Class Y Shares, respectively, of their Corresponding FAIF Fund; and

             (3) With respect to Firstar's Short-Term Bond and Intermediate Bond Funds, Recordholders of Retail A Shares, Y Shares and Institutional Shares of such Firstar Fund shall be credited with full and fractional Class A Shares, Class S Shares and Class Y Shares, respectively, of its Corresponding FAIF Fund.

             (4) In addition, each Recordholder of a Firstar Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Firstar Fund before the Applicable Effective Time of the Reorganization (as hereinafter defined).

          (d) At the Applicable Effective Time of the Reorganization (as hereinafter defined), each shareholder of record of a Firstar Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared before the Applicable Effective Time of the Reorganization (as hereinafter defined) shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Firstar Fund that such person held on the Distribution Record Date.

          (e) Promptly upon receipt of instructions from Firstar delivered pursuant to this paragraph (e), FAIF shall, in accordance with such instructions, record on its books the ownership, by the Recordholders, of the number and type of FAIF Fund Shares distributed to such Recordholders.

          (f) Firstar shall promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of each Firstar Fund that has liquidated as provided in paragraph (c) above, and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the FAIF Fund Shares issued to such Firstar Fund in accordance with paragraph (b) above.

          (g) Upon completion of the tasks required by paragraphs (a) through
     (f) above with respect to each Firstar Fund, the transfer books of Firstar with respect to such Firstar Fund shall be permanently closed.

     3.  CALCULATIONS.

          (a) The number of each class of FAIF Fund Shares of each Existing and Shell FAIF Fund issued to its Corresponding Firstar Fund pursuant to
     Section 2(b) hereof will be determined as follows:

             (1) With respect to Firstar's Bond IMMDEX(TM), U.S. Government Securities, Aggregate Bond, Strategic Income, Balanced Income, Balanced Growth, Growth & Income, Equity Income, Relative Value, Equity Index, Large Cap Core Equity, Large Cap Growth, International Value, International Growth, MidCap Index, MidCap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology, MicroCap and REIT Funds, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of each Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Retail A, Retail B, Y Shares or Institutional Shares of such Firstar Fund shall be divided by the net asset value of one Class A, Class B, Class S Share or Class Y Share, respectively, of its Corresponding FAIF Fund that is to be delivered with respect thereto.

             (2) With respect to Firstar's Tax-Exempt Intermediate Bond, Missouri Tax-Exempt and National Municipal Bond Funds, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of each Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Retail A Shares or Institutional Shares of such Firstar Fund shall be divided by the net asset value of one Class A Share or Class Y Share, respectively, of its Corresponding FAIF Fund that is to be delivered with respect thereto; and

             (3) With respect to Firstar's Short-Term Bond and Intermediate Bond Funds, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Firstar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Retail A Shares, Y Shares or Institutional Shares of such Firstar Fund shall be divided by the net asset value of one Class A Share, Class S Share or Class Y Share, respectively, of its Corresponding FAIF Fund that is to be delivered with respect thereto.

          (b) The net asset value of each class of FAIF Fund Shares shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such FAIF Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of shares of each class of a Firstar Fund shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such Firstar Fund's then current prospectus under the 1933 Act.

     4.  VALUATION OF ASSETS AND LIABILITIES.

          (a) With respect to each Firstar Fund, the value of its Assets and Liabilities shall be the value of such Assets and Liabilities computed as of the time at which its net asset value is calculated at the Applicable Valuation Time (as hereinafter defined). The value of the Firstar Fund Assets and Liabilities to be transferred to the FAIF Funds shall be computed by Firstar and shall be subject to adjustment by the amount, if any, agreed to by Firstar and the respective Firstar Funds and FAIF and the respective FAIF Funds. In determining the value of the securities transferred by a Firstar Fund to its Corresponding FAIF Fund, each security shall be priced in accordance with the pricing policies and procedures of such Firstar Fund as described in its then current prospectus(es) and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Firstar, provided that such determination shall be subject to the approval of FAIF. FAIF and Firstar agree to use all commercially reasonable efforts to resolve, prior to the Applicable Valuation Time (as hereinafter defined), any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a FAIF Fund and those determined in accordance with the pricing policies and procedures of its Corresponding Firstar Fund.

          (b) At least fifteen (15) business days prior to the Applicable Effective Time of the Reorganization (as hereinafter defined), each Firstar Fund will provide its Corresponding FAIF Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and such FAIF Fund will provide the Firstar Fund with a copy of the current investment objective and policies applicable to such FAIF Fund. Each Firstar Fund reserves the right to sell any of the securities or other Assets shown on the list of the Fund's Assets prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) but will not, without the prior approval of FAIF, acquire any additional securities other than securities which the Corresponding FAIF Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Applicable Effective Time of the Reorganization (as hereinafter defined), each FAIF Fund will advise its Corresponding Firstar Fund of any investments of such Firstar Fund shown on such schedule which the FAIF Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Firstar Fund holds any investments that its Corresponding FAIF Fund would not be permitted to hold under its stated investment objective or policies, the Firstar Fund, if requested by the FAIF Fund and, to the extent permissible and consistent with the Firstar Fund's own investment objective and policies, will dispose of such securities prior to the Applicable Effective Time of the Reorganization (as hereinafter defined). In addition, if it is determined that the portfolios of the Firstar Fund and the FAIF Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the FAIF Fund is or will be subject with respect to such investments, the Firstar Fund, if requested by the FAIF Fund and to the extent permissible and consistent with the Firstar Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Applicable Effective Time of the Reorganization (as hereinafter defined).

     5. VALUATION TIMES. The valuation time with respect to the Existing FAIF Funds and the Reorganizing Firstar Funds shall be 4:00 p.m., Eastern Time, on September 20, 2001, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "First Valuation Time"). The valuation time with respect to the Shell FAIF Funds and the Continuing Firstar Funds shall be 4:00 p.m., Eastern Time, on September 27, 2001, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Second Valuation Time" and, together with the First Valuation Time, each an "Applicable Valuation Time"), provided that the Second Valuation Time shall be no less than one week following the First Valuation Time, unless otherwise agreed in writing by the parties hereto. Notwithstanding anything herein to the contrary, in the event that at an Applicable Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of FAIF or Firstar, accurate appraisal of the value of the net assets of a FAIF Fund or a Firstar Fund is impracticable, such Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the FAIF Funds and the Firstar Funds is practicable in the judgment of FAIF and Firstar.

     6.  EFFECTIVE TIME OF THE REORGANIZATION.

          (a) Delivery by each Reorganizing Firstar Fund of its respective Assets to its Corresponding FAIF Fund, delivery by such Corresponding FAIF Fund of its respective FAIF Fund Shares to such Reorganizing Firstar Fund, and liquidation of each such Reorganizing Firstar Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the First Valuation Time (or on such other date following the First Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Existing FAIF Funds and the Reorganizing Firstar Funds. To the extent any Assets of any Reorganizing Firstar Fund are, for any reason, not transferred to its Corresponding FAIF Fund at the Applicable Effective Time of the Reorganization with respect to such Funds, Firstar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

          (b) Delivery by each Continuing Firstar Fund of its respective Assets to its Corresponding FAIF Fund, delivery by each such Corresponding FAIF Fund of its respective FAIF Fund Shares to such

     Continuing Firstar Fund, and the liquidation of each such Continuing Firstar Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the Second Valuation Time (or on such other date following the Second Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Shell FAIF Funds and the Continuing Firstar Funds. To the extent any Assets of any Continuing Firstar Fund are, for any reason, not transferred to its Corresponding FAIF Fund at the Applicable Effective Time of the Reorganization with respect to such Funds, Firstar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

     7. TERMINATION OF FIRSTAR. Subject to the provisions of Section 27 hereof, promptly following the consummation of the Reorganization contemplated hereby and the consummation of each of the reorganizations between Firstar and First American Strategy Funds, Inc. and Firstar and First American Funds, Inc. (collectively, the "Reorganizations"), Firstar shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Firstar has ceased to be an investment company; provided that until such order is granted, Firstar shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Firstar shall, promptly after the consummation of the Reorganizations, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to the Firstar Fund(s). All reporting and other obligations of Firstar shall remain the exclusive responsibility of Firstar up to and including the date on which Firstar is deregistered and dissolved. In addition, subject to the provisions of Section 27 hereof, promptly following the consummation of the Reorganizations, Firstar shall take all other steps necessary and proper to effect its complete dissolution. Without limiting the generality of the foregoing, (a) the affairs of Firstar shall be immediately wound up, its contracts discharged and its business liquidated; and (b) at an appropriate time as determined by Firstar, upon the advice of counsel, Firstar shall file Articles of Dissolution with the Department of Financial Institutions of the State of Wisconsin and any other documents required to dissolve Firstar under Wisconsin law.

     8. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF FIRSTAR. Firstar, on behalf of itself and each of the Firstar Funds, represents, warrants, covenants and agrees as follows:

          (a) Firstar is a corporation duly organized and validly existing under the laws of the State of Wisconsin.

          (b) Firstar is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

          (c) Firstar has the power to own all of its Assets and, subject to the approval of shareholders referred to in Section 10 hereof, to carry out and consummate the transactions contemplated herein. Firstar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by Firstar of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

          (d) This Agreement has been duly and validly authorized, executed and delivered by Firstar, and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 33 of this Agreement, may not be enforceable. The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated by this Agreement will not, violate Firstar's Articles of Incorporation or Bylaws or any other organizational document of Firstar or any material agreement, contract or other arrangement to which Firstar is a party or by which Firstar or its properties or Assets may be bound, subject or affected.

          (e) Each Firstar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under
     Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), and each Firstar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under such Part for its taxable year that includes the date on which the Applicable Effective Time of the Reorganization occurs.

          (f) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including, without limitation, interest, additions to tax, and penalties thereon (collectively, "Taxes"), that relate to the Assets of Firstar or of any Firstar Fund, and that are either due or properly shown to be due on any return filed by Firstar or by any Firstar Fund have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Firstar's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Firstar (or with respect to any Assets of any Firstar Fund).

          (g) All federal and other tax returns and reports of Firstar and each Firstar Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization, have been or will be filed in a timely manner, and all federal and other taxes owed by Firstar on behalf of the Firstar Funds, have been or will be timely paid so far as due, and to the best of Firstar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

          (h) The financial statements of each of the Firstar Funds (except the Firstar REIT Fund) for its respective fiscal year ended October 31, 2000 and the Firstar REIT Fund for the fiscal year ended March 31, 2001, examined by PricewaterhouseCoopers LLP, and the unaudited financial statements of each of the Firstar Funds (except the Firstar REIT Fund) for its respective six-month period ended April 30, 2001, copies of which have been previously furnished to FAIF, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Firstar Fund as of the dates indicated therein and (ii) the results of operations of such Firstar Fund for the periods indicated.

          (i) Prior to or as of the First Valuation Time, each of the Reorganizing Firstar Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of the First Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before October 31, 2000 (or March 31, 2001 with respect to the Firstar REIT Fund) and for the period from said date to and including the Applicable Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before October 31, 2000 (or March 31, 2001 with respect to the Firstar REIT Fund) and in the period from said date to and including the Applicable Effective Time of the Reorganization.

          (j) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund, all Liabilities of such Firstar Fund which are required to be reflected in the net asset value per share of shares of such Firstar Fund in accordance with applicable law are reflected in the net asset value per share of such Firstar Fund.

          (k) To Firstar's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving Firstar or any Firstar Fund which could result in liability on the part of Firstar or any Firstar Fund.

          (l) Subject to the approval of shareholders referred to in Section 10 hereof, at both the First Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Reorganizing Firstar Fund, Firstar, on behalf of each Reorganizing Firstar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Reorganizing Firstar Fund.

     Upon delivery and payment for the Assets of the Reorganizing Firstar Funds as contemplated in Section 2(b) above, each Corresponding FAIF Fund shall acquire good and marketable title to the Assets of its Corresponding Firstar Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (m) Subject to the approval of shareholders referred to in Section 10 hereof, at both the Second Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Continuing Firstar Fund, Firstar, on behalf of each Continuing Firstar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Continuing Firstar Fund. Upon delivery and payment for the Assets of the Continuing Firstar Fund, as contemplated in Section 2(b) above, each Corresponding FAIF Fund shall acquire good and marketable title to the Assets of its Corresponding Firstar Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (n) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Firstar and by each Firstar Fund of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (o) On the effective date of the N-14 Registration Statement (as hereinafter defined), at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the registration statement filed by FAIF on Form N-14 relating to the shares of each FAIF Fund that will be registered with the SEC pursuant to this Agreement, together with any and all supplements and amendments thereto and the documents contained or incorporated therein by reference, as supplemented and amended, including, without limitation, the proxy statement of Firstar and the prospectuses of Firstar and FAIF with respect to the transactions contemplated by this Agreement (such registration statement, together with such supplements and amendments and the documents contained therein or incorporated therein by reference, as supplemented and amended, the "N-14 Registration Statement") shall with respect to Firstar and each Firstar Fund: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

          (p) All of the issued and outstanding shares of each of the Firstar Funds have been duly and validly issued, are fully paid and non-assessable (except as otherwise provided by Section 180.0622(2)(b) of the Wisconsin Business Corporation Law), and were offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). All shares of any Firstar Fund issued on or after the date hereof shall be duly and validly issued, fully paid and non-assessable (except as otherwise provided by Section 180.0622(2)(b) of the Wisconsin Business Corporation
     Law) and offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). No shareholder of any of the Firstar Funds has, or will hereafter have, any statutory or contractual preemptive right of subscription or purchase in respect of any shares of any Firstar Fund.

          (q) Firstar shall not sell or otherwise dispose of any FAIF Fund Shares received in the transactions contemplated herein, except in distribution to the Recordholders as contemplated herein.

     9. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF FAIF. FAIF, on behalf of itself and each of the FAIF Funds, represents, warrants, covenants and agrees as follows:

          (a) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland.

          (b) FAIF is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

          (c) FAIF has the power to own all of its Assets to carry out and consummate the transactions contemplated herein. FAIF has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by FAIF of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

          (d) This Agreement has been duly and validly authorized, executed and delivered by FAIF, and represents the legal, valid and binding obligation of FAIF, enforceable against FAIF in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 32 of this Agreement, may not be enforceable. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of FAIF or any other organizational document of FAIF, or any material agreement, contract or other arrangement to which FAIF is a party or by which FAIF or its properties or Assets may be bound, subject or affected.

          (e) Each Existing FAIF Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and each Existing FAIF Fund has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified. Each Existing FAIF Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code. Each Shell FAIF Fund will elect to qualify as a regulated investment company under
     Part I of Subchapter M of Subtitle A, Chapter I, of the Code as of its first taxable year, and each Shell FAIF Fund will qualify as a regulated investment company under the Code.

          (f) All Taxes that relate to the Assets of FAIF or of any FAIF Fund, and that are either due or properly shown to be due on any return filed by FAIF or by any FAIF Fund, have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to FAIF's knowledge, there are no levies, liens or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of FAIF (or with respect to any Assets of any FAIF Fund).

          (g) All federal and other tax returns and reports of FAIF and each FAIF Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by FAIF on behalf of the FAIF Funds have been or will be timely paid so far as due, and to the best of FAIF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

          (h) The financial statements of each of the Existing FAIF Funds for its respective fiscal year ended September 30, 2000, examined by Ernst & Young LLP, and the unaudited financial statements of each of the Existing FAIF Funds for its respective six-month period ended March 31, 2001, copies of which have been previously furnished to Firstar, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such FAIF Fund as of the dates indicated therein and (ii) the results of operations of such FAIF Fund for the periods indicated.

          (i) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each FAIF Fund, all Liabilities of such FAIF Fund which are required to be reflected in the net asset value per share of the FAIF Fund Shares issued by such FAIF Fund pursuant to this Agreement in accordance with applicable law are reflected in the net asset value per share of such FAIF Fund.

          (j) To FAIF's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each FAIF Fund there shall be, no legal, administrative or other proceedings or investigations pending or threatened against or otherwise involving FAIF or any FAIF Fund which could result in liability on the part of FAIF or any FAIF Fund.

          (k) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity is required for the consummation by FAIF and by each FAIF Fund of the transactions contemplated by this Agreement except as may be required by the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (l) On the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the N-14 Registration Statement shall with respect to FAIF and each of the FAIF Funds: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

          (m) The FAIF Fund Shares to be issued and delivered to each Firstar Fund pursuant to the terms hereof shall have been duly authorized as of the Applicable Effective Time of the Reorganization and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of any FAIF Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

          (n) For the period beginning at the Applicable Effective Time of the Reorganization with respect to the Shell FAIF Funds and the Continuing Firstar Funds and ending not less than three years thereafter, U.S. Bancorp shall provide liability coverage for the directors and officers of Firstar which covers the actions of such directors and officers of Firstar for the period they served as such and is at least comparable to the liability coverage currently applicable to the directors and officers of Firstar. FAIF agrees that all rights to indemnification existing in favor of the Firstar directors, acting in their capacities as such, under Firstar's Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization as obligations of FAIF, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against FAIF.

     10. SHAREHOLDER ACTION ON BEHALF OF THE FIRSTAR FUNDS. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Applicable Effective Time of the Reorganization, and as a condition to the consummation of the transactions contemplated hereby, the Board of Directors of Firstar shall call, and Firstar shall hold, a meeting of the shareholders of each of the Firstar Funds for the purpose of considering and voting upon:

          (a) Approval of this Agreement and the transactions contemplated hereby;

          (b) Approval of the sale of substantially all of the assets of Firstar and the dissolution of Firstar; and

          (c) Such other matters as may be determined by the Boards of Directors of the parties.

     11. N-14 REGISTRATION STATEMENT. FAIF shall file the N-14 Registration Statement. FAIF and Firstar have cooperated and shall continue to cooperate with each other and have furnished and shall continue to furnish each other with the information relating to themselves that is required by the 1933 Act, the 1934 Act, the 1940 Act and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder) to be included in the N-14 Registration Statement and the information relating to themselves that is necessary to ensure that the N-14 Registration Statement does not contain any untrue statement of a material fact and to ensure that the N-14 Registration Statement does not omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

     12.  FAIF CONDITIONS.  The obligations of FAIF (and of each respective FAIF
Fund) hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Firstar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and, subject to Section 27 hereof, by the shareholders of each of the Firstar Funds, in each case, in the manner required by law. The sale of substantially all of the assets of Firstar and the dissolution of Firstar shall have been approved by shareholders of all the investment portfolios of Firstar voting in the aggregate in the manner required by law.

          (b) Firstar shall have duly executed and delivered to FAIF, on behalf of each Firstar Fund, such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents"), as FAIF may deem necessary or desirable to transfer to the Corresponding FAIF Fund of such Firstar Fund all of the right, title and interest of such Firstar Fund in and to substantially all of the respective Assets of such Firstar Fund. In each case, the Assets of each Firstar Fund so transferred shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

          (c) All representations and warranties of Firstar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Firstar Fund or of Firstar since the date of the most recent financial statements referred to in Section 8(h), other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 8(h). At the Applicable Effective Time of the Reorganization, FAIF shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that as of such date each of the conditions set forth in this clause (c) have been met.

          (d) FAIF shall have received opinions of Drinker Biddle & Reath LLP, counsel to Firstar, addressed to FAIF, in form and substance reasonably satisfactory to FAIF, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to FAIF: (i) Firstar is a corporation duly organized and validly existing under the laws of the State of Wisconsin; (ii) this Agreement has been duly and validly authorized, executed and delivered by Firstar and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Firstar Fund and its Assets, including but not limited to Section 33 of this Agreement; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar or any material agreement known to counsel to which Firstar is a party or by which Firstar may be bound; and
     (iv) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Firstar of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Wisconsin corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on written opinions of counsel qualified to express opinions with respect to the laws of the State of Wisconsin.

          (e) The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of FAIF, contem-plated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement and all such permits, licenses and other authorizations shall be in full force and effect at such time.

          (f) At the Applicable Effective Time of the Reorganization, Firstar shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Firstar prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and FAIF shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that the conditions set forth in this clause (f) have been, and continue to be, satisfied.

          (g) Firstar's agreements with each of its service contractors shall have terminated with respect to the Firstar Funds at the Applicable Effective Time of the Reorganization and each party shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

          (h) FAIF shall have received the tax opinions provided for in Section 14 hereof.

          (i) FAIF shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

     13. FIRSTAR CONDITIONS. The obligations of Firstar (and of each respective Firstar Fund) hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of FAIF (including the determinations required by Rule 17a-8(a) under the 1940 Act); subject to
     Section 27 hereof, this Agreement and the transactions contemplated by this Agreement, shall have been approved by the shareholders of each of the Firstar Funds; and the sale of substantially all of the assets of Firstar and the dissolution of Firstar shall have been approved by the shareholders of all investment portfolios of Firstar voting in the aggregate, in each case, in the manner required by law.

          (b) All representations and warranties of FAIF made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any FAIF Fund or of FAIF since the date of the most recent financial statements referred to in Section 9(h) other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 9(h). At the Applicable Effective Time of the Reorganization, Firstar shall have received a certificate from the President or Vice President of FAIF, dated as of such date, certifying on behalf of FAIF that as of such date each of the conditions set forth in this clause (b) have been met.

          (c) Firstar shall have received opinions of Dorsey & Whitney LLP, counsel to FAIF, addressed to Firstar, in form and substance reasonably satisfactory to Firstar, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Firstar:
     (i) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; (ii) the shares of each Existing or Shell FAIF Fund, as appropriate, to be delivered to its Corresponding Firstar Fund are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such FAIF Fund, and to such counsel's knowledge, no shareholder of any FAIF Fund has any statutory preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly and validly authorized, executed and delivered by FAIF and represents the legal, valid and binding obligation of FAIF, enforceable against FAIF in accordance with the terms hereof, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular FAIF Fund and its Assets, including but not limited to Section 32 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of FAIF, or any material agreement known to such counsel to which FAIF is a party or by which FAIF may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by FAIF of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

          (d) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or, to the knowledge of Firstar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement, and all such permits and other authorizations shall be in full force and effect at such time.

          (e) At the Applicable Effective Time of the Reorganization, FAIF shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by FAIF prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Firstar shall have received a certificate from the President or Vice President of FAIF, dated as of such date, certifying on behalf of FAIF that the conditions set forth in this clause (e) have been, and continue to be, satisfied.

          (f) Firstar shall have received the tax opinions provided for in
     Section 14 hereof.

          (g) Firstar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

     14. TAX OPINION. FAIF and Firstar shall receive opinions of Drinker Biddle & Reath LLP addressed to both FAIF and Firstar in a form reasonably satisfactory to them, and dated as of the Applicable Effective Time of the Reorganization, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinions, and subject to qualifications and exceptions reasonably acceptable to the parties:

          (a) The Reorganization will constitute twenty-six "reorganizations" within the meaning of Section 368(a) of the Code, and each Firstar Fund and the Corresponding FAIF Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

          (b) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Firstar Fund upon the transfer of substantially all of its Assets and substantially all of its Liabilities to the Corresponding FAIF Fund in exchange for the FAIF Fund Shares of the Corresponding FAIF Fund;

          (c) In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by each FAIF Fund upon the receipt of substantially all of the Assets and assumption of substantially all of the Liabilities of the Corresponding Firstar Fund in exchange for the FAIF Fund Shares;

          (d) In accordance with Section 362(b) of the Code, the basis of each Firstar Fund's Assets received by the Corresponding FAIF Fund pursuant to the Reorganization will be the same as the basis of those Assets in the hands of the Firstar Fund immediately prior to the Reorganization;

          (e) In accordance with Section 1223(2) of the Code, the holding period of each Firstar Fund's Assets in the hands of the Corresponding FAIF Fund will include the period for which such Assets have been held by the Firstar Fund;

          (f) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Firstar Fund on the distribution to its shareholders of the FAIF Fund Shares to be received by the Firstar Fund in the Reorganization;

          (g) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of any Firstar Fund upon their receipt of the Corresponding FAIF Fund Shares in exchange for such shareholders' shares of the Firstar Fund;

          (h) In accordance with Section 358(a)(1) of the Code, the basis of the FAIF Fund Shares received by the shareholders of each Corresponding Firstar Fund will be the same as the basis of the Firstar Fund shares surrendered by such shareholders pursuant to the Reorganization;

          (i) In accordance with Section 1223(1) of the Code, the holding period for the FAIF Fund Shares received by each Firstar Fund shareholder will include the period during which such shareholder held the Firstar Fund shares surrendered therefor, provided that such Firstar Fund shares are held as a capital asset in the hands of such Firstar Fund shareholder on the date of the exchange; and

          (j) Each FAIF Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Corresponding Firstar Fund as of the Applicable Effective Time of the Reorganization, subject to the conditions and limitations specified in the Code.

     In rendering such opinions described in this paragraph, Drinker Biddle & Reath LLP may require and, to the extent it deems necessary and appropriate, may rely upon representations made in certificates of FAIF Funds and Firstar Funds, their affiliates, and principal shareholders.

     15. TAX DOCUMENTS. Firstar shall deliver to FAIF at the Applicable Effective Time of the Reorganization, confirmations and/or other evidence satisfactory to FAIF as to the adjusted tax basis of the Assets of each Firstar Fund delivered to a FAIF Fund in accordance with the terms of this Agreement.

     16. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such other party's obligations hereunder. In addition, Firstar shall deliver or cause to be delivered to FAIF, each account, book, record and other document of Firstar required to be maintained by Firstar pursuant to
Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

     17. TERMINATION OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties set forth in this Agreement shall terminate upon the consummation of the transactions contemplated herein; provided, however, that nothing contained in this Section 17 shall be construed (a) to terminate the obligations of each FAIF Fund to discharge the Liabilities of the Corresponding Firstar Fund assumed pursuant to Section 2(b) hereof, or (b) to terminate the obligations of FAIF to provide liability coverage for the Directors and officers of Firstar and to indemnify the Directors of Firstar, in each case, pursuant to the covenants set forth in Section 9(n) hereof.

     18. TERMINATION OF AGREEMENT. This Agreement may be terminated by a party at any time at or prior to the Applicable Effective Time of the Reorganization by a vote of a majority of such party's Board of Directors as provided below:

          (a) By FAIF if the conditions set forth in Section 12 are not satisfied as specified in said Section;

          (b) By Firstar if the conditions set forth in Section 13 are not satisfied as specified in said Section; or

          (c) By mutual consent of both parties.

     If a party terminates this Agreement because one or more of its conditions have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void insofar as it is so terminated without any liability of any party to the other parties except as otherwise provided herein.

     19. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by applicable law) after approval of this Agreement by the shareholders of Firstar in accordance with Section 10 hereof, (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors and with or without the approval of their shareholders, amend, modify or terminate any of the provisions of this Agreement, and (b) any party may waive any breach by any other party or any failure by any other party to satisfy any of the conditions to the obligations of the waiving party (such waiver to be in writing and authorized by an authorized officer of the waiving party) with or without the approval of such party's shareholders.

     20. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the internal laws of the State of Minnesota, without giving effect to the conflicts of law principles of such state.

     21. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by any party without the prior written consent of the other party.

     22. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto (including, without limitation, any shareholder of FAIF or Firstar), other than (a) the Directors and officers of Firstar with respect to the covenants set forth in Section 9(n) hereof, and (b) the successors and permitted assigns of the parties.

     23. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case, properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

     If to FAIF:

     First American Investment Funds, Inc.
     P.O. Box 1330
     Minneapolis, MN 55440-1330

     With copies to:

     Christopher O. Petersen
     U.S. Bank -- MPFP 2016
     601 Second Avenue South
     Minneapolis, Minnesota 55402

     If to Firstar:

     Firstar Funds, Inc.
     615 East Michigan Street
     P.O. Box 3011
     Milwaukee, Wisconsin 53201-3011

     With copies to:

     W. Bruce McConnel
     Drinker Biddle & Reath LLP
     One Logan Square
     18th & Cherry Streets
     Philadelphia, Pennsylvania 19103-6996
     Telecopier Number: (215) 988-2757

     24. EXPENSES. With regard to the expenses incurred by Firstar and FAIF in connection with this Agreement and the transactions contemplated hereby, U.S. Bancorp shall bear such expenses or cause one of its affiliates to bear such expenses.

     25. ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

     26. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

     27. FAILURE OF ONE FUND TO CONSUMMATE THE TRANSACTIONS. Subject to the conditions set forth in this Agreement, provided that the Reorganization shall continue to qualify for tax-free treatment under the Code, and further provided that holders of more than 50% of all of the outstanding shares represented in person or by proxy of all of the investment portfolios of Firstar voting in the aggregate have approved the sale of substantially all of the assets of Firstar and the subsequent dissolution of Firstar in the manner required by law, the failure of one Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Fund. The provisions of this Agreement shall be construed to effect this intent.

     28. NO BROKERS OR FINDERS. Each of the parties, on behalf of both itself and each of its Funds, hereby represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     29. VALIDITY. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

     30. EFFECT OF FACSIMILE SIGNATURE. A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

     31. HEADINGS. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     32. FAIF LIABILITY. Both parties specifically acknowledge and agree that any liability of FAIF under this Agreement with respect to a particular FAIF Fund, or in connection with the transactions contemplated herein with respect to a particular FAIF Fund, shall be discharged only out of the assets of the particular FAIF Fund and that no other portfolio of FAIF shall be liable with respect thereto.

     33. FIRSTAR LIABILITY. Both parties specifically acknowledge and agree that any liability of Firstar under this Agreement with respect to a Firstar Fund, or in connection with the transactions contemplated herein with respect to a particular Firstar Fund, shall be discharged only out of the assets of the particular Firstar Fund and that no other portfolio of Firstar shall be liable with respect thereto.

                              [SIGNATURES OMITTED]

                                   SCHEDULE A

                 COLUMN 1                                  COLUMN 2
                 --------                                  --------
FIRSTAR FUND AND SHARE CLASS                 FAIF FUND AND SHARE CLASS
FIRSTAR SHORT-TERM BOND FUND                 FAIF LIMITED TERM INCOME FUND
  Retail A Shares                              Class A Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR INTERMEDIATE BOND FUND               FAIF INTERMEDIATE TERM INCOME FUND
  Retail A Shares                              Class A Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR BOND IMMDEX(TM) FUND                 FAIF BOND IMMDEX(TM) FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR U.S. GOVERNMENT SECURITIES FUND      FAIF U.S. GOVERNMENT SECURITIES FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR AGGREGATE BOND FUND                  FAIF FIXED INCOME FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR STRATEGIC INCOME FUND                FAIF CORPORATE BOND FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND    FAIF INTERMEDIATE TAX FREE FUND
  Retail A Shares                              Class A Shares
  Institutional Shares                         Class Y Shares
FIRSTAR MISSOURI TAX-EXEMPT BOND FUND        FAIF MISSOURI TAX FREE FUND
  Retail A Shares                              Class A Shares
  Institutional Shares                         Class Y Shares
FIRSTAR NATIONAL MUNICIPAL BOND FUND         FAIF TAX FREE FUND
  Retail A Shares                              Class A Shares
  Institutional Shares                         Class Y Shares
FIRSTAR BALANCED INCOME FUND                 FAIF BALANCED FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR BALANCED GROWTH FUND                 FAIF BALANCED FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares

                 COLUMN 1                                  COLUMN 2
                 --------                                  --------
FIRSTAR FUND AND SHARE CLASS                 FAIF FUND AND SHARE CLASS
FIRSTAR GROWTH & INCOME FUND                 FAIF GROWTH & INCOME FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR EQUITY INCOME FUND                   FAIF EQUITY INCOME FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR RELATIVE VALUE FUND                  FAIF RELATIVE VALUE FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR EQUITY INDEX FUND                    FAIF EQUITY INDEX FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR LARGE CAP CORE EQUITY FUND           FAIF LARGE CAP CORE FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR LARGE CAP GROWTH FUND                FAIF CAPITAL GROWTH FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR INTERNATIONAL VALUE FUND             FAIF INTERNATIONAL FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR INTERNATIONAL GROWTH FUND            FAIF INTERNATIONAL FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR MIDCAP INDEX FUND                    FAIF MID CAP INDEX FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR MIDCAP CORE EQUITY FUND              FAIF MID CAP CORE FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares

                 COLUMN 1                                  COLUMN 2
                 --------                                  --------
FIRSTAR FUND AND SHARE CLASS                 FAIF FUND AND SHARE CLASS
FIRSTAR SMALL CAP INDEX FUND                 FAIF SMALL CAP INDEX FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR SMALL CAP CORE EQUITY FUND           FAIF SMALL CAP CORE FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR SCIENCE & TECHNOLOGY FUND            FAIF SCIENCE & TECHNOLOGY FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR MICROCAP FUND                        FAIF MICRO CAP FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares
FIRSTAR REIT FUND                            FAIF REAL ESTATE SECURITIES FUND
  Retail A Shares                              Class A Shares
  Retail B Shares                              Class B Shares
  Y Shares                                     Class S Shares
  Institutional Shares                         Class Y Shares

                                  APPENDIX II

                 RELEVANT PROVISIONS OF THE WISCONSIN BUSINESS
                 CORPORATION LAW RELATING TO DISSENTERS' RIGHTS

180.1301. Definitions.

     In sec.sec.180.1301 to 180.1331:

          (1) "Beneficial shareholder" means a person who is a beneficial owner of shares held by a nominee as the shareholder.

          (2) "Business combination" has the meaning given in sec.180.1130(3).

          (3) "Corporation" means the issuer corporation or, if the corporate action giving rise to dissenters' rights under sec.180.1302 is a merger or share exchange that has been effectuated, the surviving domestic corporation or foreign corporation of the merger or the acquiring domestic corporation or foreign corporation of the share exchange.

          (4) "Dissenter" means a shareholder or beneficial shareholder who is entitled to dissent from corporate action under sec.180.1302 and who exercises that right when and in the manner required by sec.sec.180.1320 to 180.1328.

          (5) "Fair value", with respect to a dissenter's shares other than in a business combination, means the value of the shares immediately before the effectuation of the corporate action to which the dissenter objects, excluding any appreciation or depreciation in anticipation of the corporate action unless exclusion would be inequitable. "Fair value", with respect to a dissenter's shares in a business combination, means market value, as defined in sec.180.1130(9)(a)1. to 4.

          (6) "Interest" means interest from the effectuation date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all of the circumstances.

          (7) "Issuer corporation" means a domestic corporation that is the issuer of the shares held by a dissenter before the corporate action.

180.1302. Right to dissent.

     (1) Except as provided in sub. (4) and sec.180.1008(3), a shareholder or beneficial shareholder may dissent from, and obtain payment of the fair value of his or her shares in the event of, any of the following corporate actions:

          (a) Consummation of a plan of merger to which the issuer corporation is a party if any of the following applies:

             1. Shareholder approval is required for the merger by sec.180.1103 or by the articles of incorporation.

             2. The issuer corporation is a subsidiary that is merged with its parent under sec.180.1104.

          (b) Consummation of a plan of share exchange if the issuer corporation's shares will be acquired, and the shareholder or the shareholder holding shares on behalf of the beneficial shareholder is entitled to vote on the plan.

          (c) Consummation of a sale or exchange of all, or substantially all, of the property of the issuer corporation other than in the usual and regular course of business, including a sale in dissolution, but not including any of the following:

             1. A sale pursuant to court order.

             2. A sale for cash pursuant to a plan by which all or substantially all of the net proceeds of the sale will be distributed to the shareholders within one year after the date of sale.

          (d) Except as provided in sub. (2), any other corporate action taken pursuant to a shareholder vote to the extent that the articles of incorporation, bylaws or a resolution of the board of directors provides that the voting or nonvoting shareholder or beneficial shareholder may dissent and obtain payment for his or her shares.

     (2) Except as provided in sub. (4) and sec.180.1008(3), the articles of incorporation may allow a shareholder or beneficial shareholder to dissent from an amendment of the articles of incorporation and obtain payment of the fair value of his or her shares if the amendment materially and adversely affects rights in respect of a dissenter's shares because it does any of the following:

          (a) Alters or abolishes a preferential right of the shares.

          (b) Creates, alters or abolishes a right in respect of redemption, including a provision respecting a sinking fund for the redemption or repurchase, of the shares.

          (c) Alters or abolishes a preemptive right of the holder of shares to acquire shares or other securities.

          (d) Excludes or limits the right of the shares to vote on any matter or to cumulate votes, other than a limitation by dilution through issuance of shares or other securities with similar voting rights.

          (e) Reduces the number of shares owned by the shareholder or beneficial shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under sec.180.0604.

     (3) Notwithstanding sub. (1)(a) to (c), if the issuer corporation is a statutory close corporation under sec.sec.180.1801 to 180.1837, a shareholder of the statutory close corporation may dissent from a corporate action and obtain payment of the fair value of his or her shares, to the extent permitted under sub. (1)(d) or (2) or sec.180.1803, 180.1813(1)(d) or (2)(b), 180.1815(3) or
180.1829(1)(c).

     (4) Except in a business combination or unless the articles of incorporation provide otherwise, subs. (1) and (2) do not apply to the holders of shares of any class or series if the shares of the class or series are registered on a national securities exchange or quoted on the National Association of Securities Dealers, Inc., automated quotations system on the record date fixed to determine the shareholders entitled to notice of a shareholders meeting at which shareholders are to vote on the proposed corporate action.

     (5) Except as provided in sec.180.1833, a shareholder or beneficial shareholder entitled to dissent and obtain payment for his or her shares under sec.sec.180.1301 to 180.1331 may not challenge the corporate action creating his or her entitlement unless the action is unlawful or fraudulent with respect to the shareholder, beneficial shareholder or issuer corporation.

180.1303. Dissent by shareholders and beneficial shareholders.

     (1) A shareholder may assert dissenters' rights as to fewer than all of the shares registered in his or her name only if the shareholder dissents with respect to all shares beneficially owned by any one person and notifies the corporation in writing of the name and address of each person on whose behalf he or she asserts dissenters' rights. The rights of a shareholder who under this subsection asserts dissenters' rights as to fewer than all of the shares registered in his or her name are determined as if the shares as to which he or she dissents and his or her other shares were registered in the names of different shareholders.

     (2) A beneficial shareholder may assert dissenters' rights as to shares held on his or her behalf only if the beneficial shareholder does all of the following:

          (a) Submits to the corporation the shareholder's written consent to the dissent not later than the time that the beneficial shareholder asserts dissenters' rights.

          (b) Submits the consent under par. (a) with respect to all shares of which he or she is the beneficial shareholder.

180.1320. Notice of dissenters' rights.

     (1) If proposed corporate action creating dissenters' rights under sec.180.1302 is submitted to a vote at a shareholders' meeting, the meeting notice shall state that shareholders and beneficial shareholders are or may be entitled to assert dissenters' rights under sec.sec.180.1301 to 180.1331 and shall be accompanied by a copy of those sections.

     (2) If corporate action creating dissenters' rights under sec.180.1302 is authorized without a vote of shareholders, the corporation shall notify, in writing and in accordance with sec.180.0141, all shareholders entitled to assert dissenters' rights that the action was authorized and send them the dissenters' notice described in sec.180.1322.

180.1321. Notice of intent to demand payment.

     (1) If proposed corporate action creating dissenters' rights under sec.180.1302 is submitted to a vote at a shareholders' meeting, a shareholder or beneficial shareholder who wishes to assert dissenters' rights shall do all of the following:

          (a) Deliver to the issuer corporation before the vote is taken written notice that complies with sec.180.0141 of the shareholder's or beneficial shareholder's intent to demand payment for his or her shares if the proposed action is effectuated.

          (b) Not vote his or her shares in favor of the proposed action.

     (2) A shareholder or beneficial shareholder who fails to satisfy sub. (1) is not entitled to payment for his or her shares under sec.sec.180.1301 to 180.1331.

180.1322. Dissenters' notice.

     (1) If proposed corporate action creating dissenters' rights under sec.180.1302 is authorized at a shareholders' meeting, the corporation shall deliver a written dissenters' notice to all shareholders and beneficial shareholders who satisfied sec.180.1321

     (2) The dissenters' notice shall be sent no later than 10 days after the corporate action is authorized at a shareholders' meeting or without a vote of shareholders, whichever is applicable. The dissenters' notice shall comply with sec.180.0141 and shall include or have attached all of the following:

          (a) A statement indicating where the shareholder or beneficial shareholder must send the payment demand and where and when certificates for certificated shares must be deposited.

          (b) For holders of uncertificated shares, an explanation of the extent to which transfer of the shares will be restricted after the payment demand is received.

          (c) A form for demanding payment that includes the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action and that requires the shareholder or beneficial shareholder asserting dissenters' rights to certify whether he or she acquired beneficial ownership of the shares before that date.

          (d) A date by which the corporation must receive the payment demand, which may not be fewer than 30 days nor more than 60 days after the date on which the dissenters' notice is delivered.

          (e) A copy of sec.sec.180.1301 to 180.1331.

180.1323. Duty to demand payment.

     (1) A shareholder or beneficial shareholder who is sent a dissenters' notice described in sec.180.1322, or a beneficial shareholder whose shares are held by a nominee who is sent a dissenters' notice described in sec.180.1322, must demand payment in writing and certify whether he or she acquired beneficial ownership of the shares before the date specified in the dissenters' notice under sec.180.1322(2)(c). A shareholder or beneficial shareholder with certificated shares must also deposit his or her certificates in accordance with the terms of the notice.

     (2) A shareholder or beneficial shareholder with certificated shares who demands payment and deposits his or her share certificates under sub. (1) retains all other rights of a shareholder or beneficial shareholder until these rights are canceled or modified by the effectuation of the corporate action.

     (3) A shareholder or beneficial shareholder with certificated or uncertificated shares who does not demand payment by the date set in the dissenters' notice, or a shareholder or beneficial shareholder with certificated shares who does not deposit his or her share certificates where required and by the date set in the dissenters' notice, is not entitled to payment for his or her shares under sec.sec.180.1301 to 180.1331.

180.1324. Restrictions on uncertificated shares.

     (1) The issuer corporation may restrict the transfer of uncertificated shares from the date that the demand for payment for those shares is received until the corporate action is effectuated or the restrictions released under sec.180.1326.

     (2) The shareholder or beneficial shareholder who asserts dissenters rights as to uncertificated shares retains all of the rights of a shareholder or beneficial shareholder, other than those restricted under sub. (1), until these rights are canceled or modified by the effectuation of the corporate action.

180.1325. Payment.

     (1) Except as provided in sec.180.1327, as soon as the corporate action is effectuated or upon receipt of a payment demand, whichever is later, the corporation shall pay each shareholder or beneficial shareholder who has complied with sec.180.1323 the amount that the corporation estimates to be the fair value of his or her shares, plus accrued interest.

     (2) The payment shall be accompanied by all of the following:

          (a) The corporation's latest available financial statements, audited and including footnote disclosure if available, but including not less than a balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year, a statement of changes in shareholders' equity for that year and the latest available interim financial statements, if any.

          (b) A statement of the corporation's estimate of the fair value of the shares.

          (c) An explanation of how the interest was calculated.

          (d) A statement of the dissenter's right to demand payment under sec.180.1328 if the dissenter is dissatisfied with the payment.

          (e) A copy of sec.sec.180.1301 to 180.1331.

180.1326. Failure to take action.

     (1) If an issuer corporation does not effectuate the corporate action within 60 days after the date set under sec.180.1322 for demanding payment, the issuer corporation shall return the deposited certificates and release the transfer restrictions imposed on uncertificated shares.

     (2) If after returning deposited certificates and releasing transfer restrictions, the issuer corporation effectuates the corporate action, the corporation shall deliver a new dissenters' notice under sec.180.1322 and repeat the payment demand procedure.

180.1327. After-acquired shares.

     (1) A corporation may elect to withhold payment required by sec.180.1325 from a dissenter unless the dissenter was the beneficial owner of the shares before the date specified in the dissenters' notice under sec.180.1322(2)(c) as the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action.

     (2) To the extent that the corporation elects to withhold payment under sub. (1) after effectuating the corporate action, it shall estimate the fair value of the shares, plus accrued interest, and shall pay this amount to each dissenter who agrees to accept it in full satisfaction of his or her demand. The corporation shall send with its offer a statement of its estimate of the fair value of the shares, an explanation of how the interest was calculated, and a statement of the dissenter's right to demand payment under sec.180.1328 if the dissenter is dissatisfied with the offer.

180.1328. Procedure if dissenter is dissatisfied with payment or offer.

     (1) A dissenter may, in the manner provided in sub. (2), notify the corporation of the dissenter's estimate of the fair value of his or her shares and amount of interest due, and demand payment of his or her estimate, less any payment received under sec.180.1325, or reject the offer under sec.180.1327 and demand payment of the fair value of his or her shares and interest due, if any of the following applies:

          (a) The dissenter believes that the amount paid under sec.180.1325 or offered under sec.180.1327 is less than the fair value of his or her shares or that the interest due is incorrectly calculated.

          (b) The corporation fails to make payment under sec.180.1325 within 60 days after the date set under sec.180.1322 for demanding payment.

          (c) The issuer corporation, having failed to effectuate the corporate action, does not return the deposited certificates or release the transfer restrictions imposed on uncertificated shares within 60 days after the date set under sec.180.1322 for demanding payment.

     (2) A dissenter waives his or her right to demand payment under this section unless the dissenter notifies the corporation of his or her demand under sub. (1) in writing within 30 days after the corporation made or offered payment for his or her shares. The notice shall comply with sec.180.0141.

180.1330. Court action.

     (1) If a demand for payment under sec.180.1328 remains unsettled, the corporation shall bring a special proceeding within 60 days after receiving the payment demand under sec.180.1328 and petition the court to determine the fair value of the shares and accrued interest. If the corporation does not bring the special proceeding within the 60-day period, it shall pay each dissenter whose demand remains unsettled the amount demanded.

     (2) The corporation shall bring the special proceeding in the circuit court for the county where its principal office or, if none in this state, its registered office is located. If the corporation is a foreign corporation without a registered office in this state, it shall bring the special proceeding in the county in this state in which was located the registered office of the issuer corporation that merged with or whose shares were acquired by the foreign corporation.

     (3) The corporation shall make all dissenters, whether or not residents of this state, whose demands remain unsettled parties to the special proceeding. Each party to the special proceeding shall be served with a copy of the petition as provided in sec.801.14.

     (4) The jurisdiction of the court in which the special proceeding is brought under sub. (2) is plenary and exclusive. The court may appoint one or more persons as appraisers to receive evidence and recommend decision on the question of fair value. An appraiser has the power described in the order appointing him or her or in any amendment to the order. The dissenters are entitled to the same discovery rights as parties in other civil proceedings.

     (5) Each dissenter made a party to the special proceeding is entitled to judgment for any of the following:

          (a) The amount, if any, by which the court finds the fair value of his or her shares, plus interest, exceeds the amount paid by the corporation.

          (b) The fair value, plus accrued interest, of his or her shares acquired on or after the date specified in the dissenter's notice under sec.180.1322(2)(c), for which the corporation elected to withhold payment under sec.180.1327.

180.1331. Court Costs and Counsel Fees.

     (1) Notwithstanding sec.sec.814.01 to 814.04, the court in a special proceeding brought under sec.180.1330 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court and shall assess the costs against the corporation, except as provided in par. (b).

     (2) Notwithstanding sec.sec.814.01 and 814.04, the court may assess costs against all or some of the dissenters, in amounts that the court finds to be equitable, to the extent that the court finds the dissenters acted arbitrarily, vexatiously or not in good faith in demanding payment under sec.180.1328.

     (3) The parties shall bear their own expenses of the proceeding, except that, notwithstanding sec.sec.814.01 to 814.04, the court may also assess the fees and expenses of counsel and experts for the respective parties, in amounts that the court finds to be equitable, as follows:

          (a) Against the corporation and in favor of any dissenter if the court finds that the corporation did not substantially comply with sec.sec.180.1320 to 180.1328.

          (b) Against the corporation or against a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by this chapter.

     (4) Notwithstanding sec.sec.814.01 to 814.04, if the court finds that the services of counsel and experts for any dissenter were of substantial benefit to other dissenters similarly situated, the court may award to these counsel and experts reasonable fees to be paid out of the amounts awarded the dissenters who were benefited.

                               FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                                  P.O. BOX 3011
                         MILWAUKEE, WISCONSIN 53201-3011
                                1-(800)-677-3863

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                             601 SECOND AVENUE SOUTH
                        MINNEAPOLIS, MINNESOTA 55440-1330
                                1-(800)-637-2548

                       STATEMENT OF ADDITIONAL INFORMATION

    (AUGUST 30, 2001 SPECIAL MEETING OF SHAREHOLDERS OF FIRSTAR FUNDS, INC.)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the combined proxy statement/prospectus dated July 1, 2001 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Firstar Funds, Inc. ("Firstar") to be held on August 30, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling Firstar or First American Investment Funds, Inc. ("FAIF") at the addresses or telephone numbers set forth above.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Incorporation of Documents by Reference in Statement of Additional
Information:

         Further information about the Class A, Class B and Class Y Shares of the FAIF Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Corporate Bond Fund, Intermediate Tax Free Fund, Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, International Fund and Real Estate Securities Fund is contained in the Statement of Additional Information dated December 30, 2000 and incorporated herein by reference. The investments and risks of the FAIF Bond IMMDEX(TM) Fund, U.S. Government Securities Fund, Missouri Tax Free Fund, Growth and Income Fund, Relative Value Fund, Large Cap Core Fund, Capital Growth Fund, MidCap Index Fund, Mid Cap Core Fund, Small Cap Index Fund, Small Cap Core Fund, Science & Technology Fund and Micro Cap Fund are substantially the same in material respects to the Firstar Bond IMMDEX(TM), U.S. Government Securities, Missouri Tax Exempt Bond, Growth & Income, Relative Value, Large Cap Core Equity, Large Cap Growth, MidCap Index, Mid Cap Core Equity, Small Cap Index, Small Cap Core Equity, Science & Technology and Micro Cap Funds (the "Continuing Firstar Funds"). Information about the investments and risks of the Continuing Firstar Funds is contained in and incorporated herein by reference to the Statement of Additional Information dated March 1, 2001 for such Continuing Firstar Funds as supplemented.

         Further information about the Institutional, Retail A, Retail B and Y Shares of the Firstar Short-Term Bond Fund, Intermediate Bond Fund, Bond IMMDEX(TM) Fund, U.S. Government Securities Fund, Aggregate Bond Fund, Strategic Income Fund, Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund, National Municipal Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth & Income Fund, Equity Income Fund, Relative Value Fund, Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, International Value Fund, International Growth Fund, MidCap Index Fund, MidCap Core Equity Fund, Small Cap Index Fund, Small Cap Core Equity Fund, Science & Technology Fund and MicroCap Fund is contained in the Statement of Additional Information dated March 1, 2001, as supplemented, and incorporated herein by reference.

         Further information about the Retail A, Retail B, Y and Institutional Shares of the Firstar REIT Fund is contained in the Statement of Additional Information dated March 1, 2001, as supplemented, and incorporated herein by reference.

         The audited financial statements and related Reports of Independent Auditors for the year ended September 30, 2000 and the unaudited financial statements for the semi-annual period ended March 31, 2001 for the FAIF Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Corporate Bond Fund, Intermediate Tax Free Fund, Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, International Fund and Real Estate Securities Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

         The audited financial statements and related Reports of Independent Accountants for the period ended October 31, 2000 for the Retail A, Retail B, Y and Institutional Shares of the Firstar Short-Term Bond Fund, Intermediate Bond Fund, Bond IMMDEX(TM) Fund, U.S. Government Securities Fund, Aggregate Bond Fund, Strategic Income Fund, Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund, National Municipal Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth & Income Fund, Equity Income Fund, Relative Value Fund, Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, International Value Fund, International Growth Fund, MidCap Index Fund, MidCap Core Equity Fund, Small Cap Index Fund, Small Cap Core Equity Fund, Science & Technology Fund and MicroCap Fund are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The audited financial statements and related Report of Independent Accountants for the year ended March 31, 2001 for the Retail A, Retail B, Y and Institutional Shares of the Firstar REIT Fund are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The audited financial statements and related Report of Independent Accountants for the year ended November 30, 1999 for shares of the predecessor Mercantile U.S. Government Securities Portfolio (currently Firstar U.S. Government Securities Fund), predecessor Mercantile Government & Corporate Bond Portfolio (currently Firstar Aggregate Bond Fund), predecessor Mercantile Missouri Tax-Exempt Bond Portfolio (currently Firstar Missouri Tax-Exempt Bond
Fund), predecessor Mercantile National Municipal Bond Portfolio (currently Firstar National Municipal Bond Fund), predecessor Mercantile Equity Income Portfolio (currently the Firstar Equity Income Fund), predecessor Mercantile International Equity Portfolio (currently Firstar International Growth Fund), predecessor Mercantile Small Cap Equity Index Portfolio (currently Firstar Small Cap Index Fund) and predecessor Mercantile Small Cap Equity Portfolio (currently Firstar Small Cap Core Equity Fund) are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The audited financial statements and related Reports of Independent Public Accountants for the year ended November 30, 1999 for shares of the predecessor Firstar Stellar Strategic Income Fund (currently Firstar Strategic Income Fund), predecessor Firstar Stellar Value Fund (currently Firstar Relative Value Fund), predecessor Firstar Stellar Growth Equity Fund (currently Firstar Large Cap Growth Fund) and predecessor Firstar Stellar Science & Technology Fund (currently Firstar Science & Technology Fund) are incorporated herein by reference. No other parts of the annual report are incorporated herein by reference.

         The date of this Statement of Additional Information is July 1, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE


GENERAL INFORMATION..........................................................1
Introductory Note to Pro Forma Financial Information.........................1
Pro Forma Financial Statements................................................

                               GENERAL INFORMATION

         The reorganization ("Reorganization") contemplates the transfer of substantially all of the assets and liabilities of twenty-six Firstar Funds into twenty-four corresponding FAIF Funds ("Corresponding FAIF Funds"). Firstar also offers shares in seven other funds that are not part of the Reorganization. Firstar shareholders of those funds are voting on similar reorganizations, that, in a like manner, would provide for their reorganization into designated classes and corresponding portfolios of First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (together with FAIF, the "First American Funds"). It is contemplated that these reorganizations will occur at the same time as the Firstar and FAIF Reorganization (together, the "Reorganizations").

         The Shares issued by a FAIF Fund will have an aggregate value equal to the aggregate value of the shares of the respective corresponding Firstar Funds that were outstanding immediately before the effective time of the Reorganization.

         After the transfer of substantially all of their assets and liabilities in exchange for the FAIF Fund shares, the Firstar Funds will distribute the shares to their shareholders in liquidation of such Firstar Fund. Each shareholder owning shares of a particular Firstar Fund at the effective time of the Reorganization will receive shares from its Corresponding FAIF Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Firstar Funds. The Corresponding FAIF Fund will establish an account for each former shareholder of the Firstar Funds reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Firstar Funds for each shareholder. Upon completion of the FAIF, FAF and FASF Reorganizations with respect to the Firstar Funds, all outstanding shares of the Firstar Funds will have been redeemed and cancelled in exchange for shares distributed by its Corresponding FAIF, FAF or FASF Fund, and Firstar will wind up its affairs and be deregistered as investment company under the 1940 Act and dissolved under Wisconsin law.

         For further information about the transaction, see the Combined Proxy Statement/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Firstar Funds, as applicable, to the Corresponding FAIF Funds listed below, accounted for as if each transfer had occurred as of March 31, 2001. Under the proposed agreement and plan of reorganization, each Firstar Fund will be reorganized into the FAIF Fund listed directly opposite in the table below. Those Firstar Funds reorganizing into Shell FAIF Funds are printed in bold text.

FIRSTAR FUND                            FAIF FUND
Short-Term Bond Fund                    Limited Term Income Fund
Intermediate Bond Fund                  Intermediate Term Income Fund*
BOND IMMDEX(TM) FUND                    Bond IMMDEX(TM) Fund
U.S. GOVERNMENT SECURITIES FUND         U.S. Government Securities Fund
Aggregate Bond Fund                     Fixed Income Fund
Strategic Income Fund                   Corporate Bond Fund
Tax-Exempt Intermediate Bond Fund       Intermediate Tax Free Fund
MISSOURI TAX-EXEMPT BOND FUND           Missouri Tax Free Fund
National Municipal Bond Fund            Tax Free Fund*
Balanced Income Fund                    Balanced Fund**
Balanced Growth Fund                    Balanced Fund**
GROWTH & INCOME FUND                    Growth & Income Fund
Equity Income Fund                      Equity Income Fund
RELATIVE VALUE FUND                     Relative Value Fund
Equity Index Fund                       Equity Index Fund
LARGE CAP CORE EQUITY FUND              Large Cap Core Fund
LARGE CAP GROWTH FUND                   Capital Growth Fund
International Value Fund                International Fund***
International Growth Fund               International Fund***
MIDCAP INDEX FUND                       Mid Cap Index Fund
MIDCAP CORE EQUITY FUND                 Mid Cap Core Fund
SMALL CAP INDEX FUND                    Small Cap Index Fund
SMALL CAP CORE EQUITY FUND              Small Cap Core Fund
SCIENCE & TECHNOLOGY FUND               Science & Technology Fund
MICROCAP FUND                           Micro Cap Fund
REIT Fund                               Real Estate Securities Fund

---------------------------
* Will substantially continue, with certain changes, the investment policies of the corresponding Firstar Fund.

** Will substantially continue, with certain changes, the investment policies of the Firstar Balanced Growth Fund.

*** Will substantially continue, with certain changes, the investment policies of the Firstar International Growth Fund.

         Pro forma financial information has been prepared for the reorganizations of (1) Firstar Short-Term Bond Fund into the FAIF Limited Term Income Fund; (2) Firstar Intermediate Bond Fund into the FAIF Intermediate Term Income Fund; (3) Firstar Aggregate Bond Fund into the FAIF Fixed Income Fund;
(4) Firstar Strategic Income Fund into the FAIF Corporate Bond Fund; (5) Firstar Tax-Exempt Intermediate Bond Fund into the FAIF Intermediate Tax Free Fund; (6) Firstar National Municipal Bond Fund into the FAIF Tax Free Fund; (7) Firstar Balanced Income Fund and Firstar Balanced Growth Fund into the FAIF Balanced Fund; (8) Firstar Equity Income Fund into the FAIF Equity Income Fund; (9) Firstar Equity Index Fund into the FAIF Equity Index Fund; (10) Firstar International Value Fund and Firstar International Growth Fund into the FAIF International Fund; and (11) Firstar REIT Fund into the FAIF Real Estate Securities Fund. Pro Forma information has not been provided for the reorganizations of the (1) Firstar Bond IMMDEX(TM) Fund into the FAIF Bond IMMDEX(TM) Fund; (2) Firstar U.S. Government Securities Fund into the FAIF U.S. Government Securities Fund; (3) Firstar Missouri Tax-Exempt Bond Fund into the FAIF Missouri Tax Free Fund; (4) Firstar Growth & Income Fund into the FAIF Growth & Income Fund; (5) Firstar Relative Value Fund into the FAIF Relative Value Fund; (6) Firstar Large Cap Core Equity Fund into the FAIF Large Cap Core Fund; (7) Firstar Large Cap Growth Fund into the FAIF Capital Growth Fund; (8) Firstar MidCap Index Fund into the FAIF Mid Cap Index Fund; (9) Firstar MidCap Core Equity Fund into the FAIF Mid Cap Core Fund; (10) Firstar Small Cap Index Fund into the FAIF Small Cap Index Fund; (11) Firstar Small Cap Core Equity Fund into the FAIF Small Cap Core Fund;
(12) Firstar Science & Technology Fund into the FAIF Science & Technology Fund; and (13) Firstar MicroCap Fund into the FAIF Micro Cap Fund because in each of the cases the Firstar Fund is being reorganized into a newly organized FAIF Fund that is being created to continue the operations of such Firstar Fund.

         Each pro forma combined statement has been prepared based upon the proposed fee and expense structure of the applicable Corresponding FAIF Fund.

         The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Firstar Funds and FAIF Funds incorporated herein by reference in this Statement of Additional Information. Each combination of the above Firstar Funds and FAIF Funds will be accounted for as a tax-free reorganization.

                         PRO FORMA FINANCIAL STATEMENTS

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                    Pro Forma
                                                                                                                    Combined
                                                         First American      Firstar Short                       (First American
                                                          Limited Term        Term Bond                            Limited Term
                                                          Income Fund           Fund             Adjustments       Income Fund)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
      (cost $168,455, $197,702, and $366,157,
      respectively)                                        $ 171,993          $ 201,650              $ -              $ 373,643
      Cash                                                        13                  -                -                     13
      Income receivable                                        1,687              3,368                -                  5,055
      Receivable for Fund shares sold                            878                  9                -                    887
      Receivable for securities sold                           2,025                  1                -                  2,026
      Other assets                                               110                 21                -                    131
--------------------------------------------------------------------------------------------------------------------------------
        Total assets                                         176,706            205,049                -                381,755
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                           485                 16                -                    501
      Payable for securities purchased                         2,024                  -                -                  2,024
      Payable to affiliates                                      141                130                -                    271
      Accrued expenses and other liabilities                      75                 67                -                    142
--------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                      2,725                213                -                  2,938
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $ 173,981          $ 204,836              $ -              $ 378,817
================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                      $ 182,944          $ 204,268              $ -              $ 387,212
      Undistributed net
      investment income                                          126                 93                -                    219
      Accumulated net
      realized gain (loss)
      on investments                                         (12,627)            (3,474)               -                (16,101)
      Net unrealized appreciation
      (depreciation) of investments                            3,538              3,949                -                  7,487
--------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                 $ 173,981          $ 204,836              $ -              $ 378,817
================================================================================================================================
NET ASSETS:
      Class A                                               $ 82,631           $ 49,226          $ 1,055  (1)         $ 132,912
      Class B                                                      -              1,055           (1,055) (1)                 -
      Class S                                                      -                  -              109  (4)               109
      Class Y                                                 91,350                109          154,337  (4)           245,796
      Institutional Class                                          -            154,446         (154,446) (4)                 -
--------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                 $ 173,981          $ 204,836              $ -              $ 378,817
================================================================================================================================
SHARES OUTSTANDING:
      Class A                                                  8,151              4,733              226  (1)            13,110
      Class B                                                      -                102             (102) (1)                 -
      Class S                                                      -                  -               11  (2) (4)            11
      Class Y                                                  9,021                 10           15,236  (1) (4)        24,267
      Institutional Class                                          -             14,842          (14,842) (4)                 -
--------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                             17,172             19,687              529                 37,388
================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                                $ 10.14            $ 10.40                                 $ 10.14
      Class B                                                    $ -            $ 10.40                                     $ -
      Class S                                                    $ -                $ -                                 $ 10.14
      Class Y                                                $ 10.13            $ 10.42                                 $ 10.13
      Institutional Class                                        $ -            $ 10.41                                     $ -
--------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                                $ 10.40            $ 10.83                                 $ 10.37 (3)
      Class B                                                    $ -            $ 10.40                                     $ -
      Class S                                                    $ -                $ -                                 $ 10.14
      Class Y                                                $ 10.13            $ 10.42                                 $ 10.13
      Institutional Class                                        $ -            $ 10.41                                     $ -
--------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                                $ 10.14            $ 10.40                                 $ 10.14
      Class B                                                    $ -            $ 10.40                                     $ -
      Class S                                                    $ -                $ -                                 $ 10.14
      Class Y                                                $ 10.13            $ 10.42                                 $ 10.13
      Institutional Class                                        $ -            $ 10.41                                     $ -
--------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects new Class S shares issued as a result of the conversion of Firstar Class Y shares at the new Class S net asset value per share.

(3) Reflects maximum sales charge of 2.25% of combined fund. The maximum sales charge premerger was 2.50% and 4.00% for the First American Fund and Firstar Fund, respectively.

(4) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                    Pro Forma
                                                                                                                     Combined
                                                       First American         Firstar                             (First American
                                                      Intermediate Term     Intermediate                         Intermediate Term
                                                          Income Fund        Bond Fund          Adjustments       Income Fund) (4)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
      (cost $367,303, $478,596, and $845,899,
      respectively)                                  $ 379,393                 $ 495,002              $ -              $ 874,395
      Cash                                                 216                        17                -                    233
      Income receivable                                  4,892                     5,906                -                 10,798
      Receivable for Fund shares sold                      811                        15                -                    826
      Receivable for securities sold                     8,097                         2                -                  8,099
      Other assets                                          84                        20                -                    104
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                   393,493                   500,962                -                894,455
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                   1,424                         8                -                  1,432
      Payable for securities purchased                  14,533                         9                -                 14,542
      Payable to affiliates                                212                       284                -                    496
      Accrued expenses and other liabilities                78                        65                -                    143
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                               16,247                       366                -                 16,613
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 377,246                 $ 500,596              $ -              $ 877,842
===================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                $ 386,215                 $ 483,952              $ -              $ 870,167
      Undistributed net
      investment income                                    111                       255                -                    366
      Accumulated net realized gain
      (loss) on investments                            (21,170)                      (17)               -                (21,187)
      Net unrealized appreciation
      (depreciation) of investments                     12,090                    16,406                -                 28,496
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 377,246                 $ 500,596              $ -              $ 877,842
===================================================================================================================================
NET ASSETS:
      Class A                                         $ 28,650                  $ 29,647            $ 611  (1)          $ 58,908
      Class B                                                -                       611             (611) (1)                 -
      Class S                                                -                         -              171  (3)               171
      Class Y                                          348,596                       171          469,996  (3)           818,763
      Institutional Class                                    -                   470,167         (470,167) (3)                 -
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 377,246                 $ 500,596              $ -              $ 877,842
===================================================================================================================================
SHARES OUTSTANDING:
      Class A                                            2,841                     2,817              (60) (1)             5,598
      Class B                                                -                        58              (58) (1)                 -
      Class S                                                -                         -               16  (1) (3)            16
      Class Y                                           34,645                        16           43,148  (1) (3)        77,809
      Institutional Class                                    -                    44,672          (44,672) (3)                 -
-----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                       37,486                    47,563           (1,626)                83,423
===================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                          $ 10.09                   $ 10.52                                 $ 10.52
      Class B                                              $ -                   $ 10.52                                     $ -
      Class S                                              $ -                         -                                 $ 10.52
      Class Y                                          $ 10.06                   $ 10.52                                 $ 10.52
      Institutional Class                                  $ -                   $ 10.52                                     $ -
-----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                          $ 10.35                   $ 10.96                                 $ 10.76(2)
      Class B                                              $ -                   $ 10.52                                     $ -
      Class S                                              $ -                       $ -                                 $ 10.52
      Class Y                                          $ 10.06                   $ 10.52                                 $ 10.52
      Institutional Class                                  $ -                   $ 10.52                                     $ -
-----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                          $ 10.09                   $ 10.52                                 $ 10.52
      Class B                                              $ -                   $ 10.52                                     $ -
      Class S                                              $ -                       $ -                                 $ 10.52
      Class Y                                          $ 10.06                   $ 10.52                                 $ 10.52
      Institutional Class                                  $ -                   $ 10.52                                     $ -
-----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects maximum sales charge of 2.25% of combined fund. The maximum sales charge premerger was 2.50% and 4.00% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(4)      The Firstar Intermediate Bond Fund will be the accounting survivor.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                    Pro Forma
                                                                                                                    Combined
                                                         First American       Firstar                            (First American
                                                             Fixed           Aggregate                                Fixed
                                                          Income Fund        Bond Fund        Adjustments          Income Fund)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
      (cost $1,264,993, $272,901, and $1,537,894,
      respectively)                                  $ 1,305,930           $ 282,361              $ -                $ 1,588,291
      Cash                                                     4                   6                -                         10
      Income receivable                                   14,916               3,457                -                     18,373
      Receivable for Fund shares sold                        148                   1                -                        149
      Receivable for securities sold                           -                  15                -                         15
      Other assets                                            19                  10                -                         29
---------------------------------------------------------------------------------------------------------------------------------
        Total assets                                   1,321,017             285,850                -                  1,606,867
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                     1,355                   1                -                      1,356
      Payable for securities purchased                    50,394                   -                -                     50,394
      Payable to affiliates                                  760                 242                -                      1,002
      Accrued expenses and other liabilities                 195                  50                -                        245
---------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                 52,704                 293                -                     52,997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 1,268,313           $ 285,557              $ -                $ 1,553,870
=================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                $ 1,324,702           $ 279,375              $ -                $ 1,604,077
      Undistributed net investment income                    778                 451                -                      1,229
      Accumulated net realized gain (loss)
      on investments                                     (98,104)             (3,729)               -                   (101,833)
      Net unrealized appreciation
      (depreciation) of investments                       40,937               9,460                -                     50,397
---------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 1,268,313           $ 285,557              $ -                $ 1,553,870
=================================================================================================================================
NET ASSETS:
      Class A                                          $ 111,756             $ 3,761              $ -                  $ 115,517
      Class B                                             12,500                 654                -                     13,154
      Class C                                              1,922                   -                -                      1,922
      Class S                                                  -                   -           34,156  (2)                34,156
      Class Y                                          1,142,135              34,156          212,830  (2)             1,389,121
      Institutional Class                                      -             246,986         (246,986) (2)                     -
---------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 1,268,313           $ 285,557              $ -                $ 1,553,870
=================================================================================================================================
SHARES OUTSTANDING:
      Class A                                             10,065                 364              (25) (1)                10,404
      Class B                                              1,132                  63               (4) (1)                 1,191
      Class C                                                173                   -                -                        173
      Class S                                                  -                   -            3,077  (2) (3)             3,077
      Class Y                                            102,887               3,306           18,945  (1) (2)           125,138
      Institutional Class                                      -              23,905          (23,905) (2)                     -
---------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                        114,257              27,638           (1,912)                   139,984
=================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                            $ 11.10             $ 10.32                                     $ 11.10
      Class B                                            $ 11.04             $ 10.34                                     $ 11.04
      Class C                                            $ 11.08                 $ -                                     $ 11.08
      Class S                                                $ -                 $ -                                     $ 11.10
      Class Y                                            $ 11.10             $ 10.33                                     $ 11.10
      Institutional Class                                    $ -             $ 10.33                                         $ -
---------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                            $ 11.59             $ 10.75                                     $ 11.59
      Class B                                            $ 11.04             $ 10.34                                     $ 11.04
      Class C                                            $ 11.19                 $ -                                     $ 11.19
      Class S                                                $ -                 $ -                                     $ 10.33
      Class Y                                            $ 11.10                 $ -                                     $ 11.10
      Institutional Class                                    $ -             $ 10.33                                         $ -
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                            $ 11.10             $ 10.32                                     $ 11.10
      Class B                                            $ 11.04             $ 10.34                                     $ 11.04
      Class C                                            $ 11.08                 $ -                                     $ 11.08
      Class S                                                $ -                 $ -                                     $ 11.10
      Class Y                                            $ 11.10                 $ -                                     $ 11.10
      Institutional Class                                    $ -             $ 10.33                                         $ -
---------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(3) Reflects new Class S Shares issued as a result of the conversion of Firstar Class Y Shares at the new Class S net asset value per share.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN CORPORATE BOND FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                    Pro Forma
                                                                                                                    Combined
                                                         First American        Firstar                             (First American
                                                         Corporate Bond       Strategic                             Corporate
                                                              Fund           Income Fund         Adjustments        Bond Fund)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value
     (cost $77,180, $127,662, and $204,842,
     respectively)                                          $ 79,172             $ 127,134              $ -             $ 206,306
     Cash                                                         74                    12                -                    86
     Income receivable                                         1,265                 2,216                -                 3,481
     Receivable for Fund shares sold                             662                     5                -                   667
     Receivable for securities sold                            2,560                     -                -                 2,560
     Other assets                                                  1                     3                -                     4
----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                           83,734               129,370                -               213,104
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares redeemed                             11                     8                -                    19
     Payable for securities purchased                          3,635                     -                -                 3,635
     Distributions payable                                         -                     5                -                     5
     Payable to affiliates                                        81                   142                -                   223
     Accrued expenses and other liabilities                       35                    52                -                    87
----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                       3,762                   207                -                 3,969
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $ 79,972             $ 129,163              $ -             $ 209,135
==================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                                        $ 75,119             $ 161,097              $ -             $ 236,216
     Undistributed net investment income (loss)                  110                  (303)               -                  (193)
     Accumulated net realized gain (loss)
     on investments                                            2,751               (31,104)               -               (28,353)
     Net unrealized appreciation
     (depreciation) of investments                             1,992                  (527)               -                 1,465
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                   $ 79,972             $ 129,163              $ -             $ 209,135
==================================================================================================================================
NET ASSETS:
     Class A                                                 $ 1,702                 $ 166              $ -               $ 1,868
     Class B                                                     817                25,825                -                26,642
     Class C                                                   1,377                     -                -                 1,377
     Class S                                                       -                     -               76  (2)               76
     Class Y                                                  76,076                    76          103,020  (2)          179,172
     Institutional Class                                           -               103,096         (103,096) (2)                -
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                   $ 79,972             $ 129,163              $ -             $ 209,135
==================================================================================================================================
SHARES OUTSTANDING:
     Class A                                                     164                    18               (2) (1)              180
     Class B                                                      79                 2,879             (386) (1)            2,572
     Class C                                                     133                     -                -                   133
     Class S                                                       -                     -                7  (2) (3)            7
     Class Y                                                   7,326                     9            9,923  (1) (2)       17,258
     Institutional Class                                           -                11,491          (11,491) (2)                -
----------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                               7,702                14,397           (1,947)               20,150
==================================================================================================================================
NET ASSET VALUE PER SHARE:
     Class A                                                 $ 10.39                $ 8.97                                $ 10.39
     Class B                                                 $ 10.36                $ 8.97                                $ 10.36
     Class C                                                 $ 10.36                   $ -                                $ 10.36
     Class S                                                     $ -                   $ -                                $ 10.39
     Class Y                                                 $ 10.38                $ 8.97                                $ 10.38
     Institutional Class                                         $ -                $ 8.97                                    $ -
----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
     Class A                                                 $ 10.85                $ 9.34                                $ 10.85
     Class B                                                 $ 10.36                $ 8.97                                $ 10.36
     Class C                                                 $ 10.46                   $ -                                $ 10.46
     Class S                                                     $ -                   $ -                                $ 10.39
     Class Y                                                 $ 10.38                $ 8.97                                $ 10.38
     Institutional Class                                         $ -                $ 8.97                                    $ -
----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
     Class A                                                 $ 10.39                $ 8.97                                $ 10.39
     Class B                                                 $ 10.36                $ 8.97                                $ 10.36
     Class C                                                 $ 10.36                   $ -                                $ 10.36
     Class S                                                     $ -                   $ -                                $ 10.39
     Class Y                                                 $ 10.38                $ 8.97                                $ 10.38
     Institutional Class                                         $ -                $ 8.97                                    $ -
----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(3) Reflects new Class S Shares issued as a result of the conversion of Firstar Class Y Shares at the new Class S net asset value per share.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)


                                                                                                                    Pro Forma
                                                                             Firstar Short                          Combined
                                                         First American       Tax Exempt                         (First American
                                                          Intermediate       Intermediate                           Intermediate
                                                         Tax Free Fund        Bond Fund              Adjustments   Tax Free Fund)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:

      Investments in securities, at value
      (cost $333,213, $138,999, and $472,212,
      respectively)                                  $ 346,130              $ 141,771                $ -             $ 487,901
      Income receivable                                  5,268                  2,036                  -                 7,304
      Receivable for Fund shares sold                       29                     19                  -                    48
      Other assets                                          63                     17                  -                    80
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                   351,490                143,843                  -               495,333
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
      Payable for Fund shares redeemed                     206                     20                  -                   226
      Payable for securities purchased                   1,249                      -                  -                 1,249
      Payable to affiliates                                217                     92                  -                   309
      Accrued expenses and other liabilities                50                     30                  -                    80
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                1,722                    142                  -                 1,864
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                           $ 349,768              $ 143,701                $ -             $ 493,469
===================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                $ 338,687              $ 141,107                $ -             $ 479,794
      Undistributed net investment income                  161                     36                  -                   197
      Accumulated net realized gain (loss)
      on investments                                    (1,997)                  (215)                 -                (2,212)
      Net unrealized appreciation
     (depreciation) of investments                      12,917                  2,773                  -                15,690
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 349,768              $ 143,701                $ -             $ 493,469
===================================================================================================================================
NET ASSETS:
      Class A                                          $ 9,283               $ 11,915              $ 246  (1)         $ 21,444
      Class B                                                -                    246               (246) (1)                -
      Class Y                                          340,485                      -            131,540  (3)          472,025
      Institutional Class                                    -                131,540           (131,540) (3)                -
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                           $ 349,768              $ 143,701                $ -             $ 493,469
===================================================================================================================================
SHARES OUTSTANDING:
      Class A                                              859                  1,145                (20) (1)            1,984
      Class B                                                -                     24                (24) (1)                -
      Class Y                                           31,536                      -             12,180  (1) (3)       43,716
      Institutional Class                                    -                 12,637            (12,637) (3)                -
-----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                       32,395                 13,806               (501)               45,700
===================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                          $ 10.81                $ 10.41                                  $ 10.81
      Class B                                              $ -                $ 10.41                                      $ -
      Class Y                                          $ 10.80                    $ -                                  $ 10.80
      Institutional Class                                  $ -                $ 10.41                                      $ -
-----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
      Class A                                          $ 11.09                $ 10.84                                  $ 11.06 (2)
      Class B                                              $ -                $ 10.41                                      $ -
      Class Y                                          $ 10.80                    $ -                                  $ 10.80
      Institutional Class                                  $ -                $ 10.41                                      $ -
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Price Per Share:
      Class A                                          $ 10.81                $ 10.41                                  $ 10.81
      Class B                                              $ -                $ 10.41                                      $ -
      Class Y                                          $ 10.80                    $ -                                  $ 10.80
      Institutional Class                                  $ -                $ 10.41                                      $ -
-----------------------------------------------------------------------------------------------------------------------------------

(1) Reflects new shares issued, net of retired shares of the respective funds.

(2) Reflects maximum sales charge of 2.25% of combined fund. The maximum sales charge premerger was 2.50% and 4.00% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                     Pro Forma
                                                                           Firstar National                          Combined
                                                     First American         Municipal Bond                        (First American
                                                     Tax Free Fund              Fund             Adjustments     Tax Free Fund)(4)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
       (cost $117,416, $392,105, and $509,521,
       respectively)                                    $ 121,946              $ 410,542             $ -           $ 532,488
      Cash                                                      4                      -               -                   4
      Income receivable                                     1,743                  5,826               -               7,569
      Receivable for Fund shares sold                         137                      -               -                 137
      Other assets                                              3                      9               -                  12
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                      123,833                416,377               -             540,210
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                         72                      -               -                  72
      Payable for securities purchased                      5,885                      -               -               5,885
      Payable to affiliates                                   104                    407               -                 511
      Accrued expenses and other liabilities                   14                     68               -                  82
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                   6,075                    475               -               6,550
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                              $ 117,758              $ 415,902             $ -           $ 533,660
===================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                   $ 113,773              $ 399,165             $ -           $ 512,938
      Undistributed net investment
       income (loss)                                           77                   (246)              -                (169)
      Accumulated net realized gain
       (loss) on investments                                 (622)                (1,454)              -              (2,076)
      Net unrealized appreciation
       (depreciation) of investments                        4,530                 18,437               -              22,967
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                              $ 117,758              $ 415,902             $ -           $ 533,660
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Class A                                            $ 37,071                $ 2,654           $ 577  (1)       $ 40,302
      Class B                                                   -                    577            (577) (1)              -
      Class C                                                 328                      -               -                 328
      Class Y                                              80,359                      -         412,671  (3)        493,030
      Institutional Class                                       -                412,671        (412,671) (3)              -
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                              $ 117,758              $ 415,902             $ -           $ 533,660
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
      Class A                                               3,419                    263             316  (1)          3,998
      Class B                                                   -                     57             (57) (1)              -
      Class C                                                  30                      -               -                  30
      Class Y                                               7,406                      -          41,618  (1) (3)     49,024
      Institutional Class                                       -                 41,036         (41,036) (3)              -
-----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                          10,855                 41,356             841              53,052
===================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                             $ 10.84                $ 10.08                             $ 10.08
      Class B                                                 $ -                $ 10.06                                 $ -
      Class C                                             $ 10.81                    $ -                             $ 10.81
      Class Y                                             $ 10.85                    $ -                             $ 10.06
      Institutional Class                                     $ -                $ 10.06                                 $ -
-----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                             $ 11.12                $ 10.50                             $ 10.31 (2)
      Class B                                                 $ -                $ 10.06                                 $ -
      Class C                                             $ 10.92                    $ -                             $ 10.92
      Class Y                                             $ 10.85                    $ -                             $ 10.06
      Institutional Class                                     $ -                $ 10.06                                 $ -
-----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                             $ 10.84                $ 10.08                             $ 10.08
      Class B                                                 $ -                $ 10.06                                 $ -
      Class C                                             $ 10.81                    $ -                             $ 10.81
      Class Y                                             $ 10.85                    $ -                             $ 10.06
      Institutional Class                                     $ -                $ 10.06                                 $ -
-----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects maximum sales charge of 2.25% of combined fund. The maximum sales charge premerger was 2.50% and 4.00% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Class I and Class Y into Class Y and Class S, respectively.

(4) The Firstar National Municipal Bond Fund will be the accounting survivor.
                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN BALANCED FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)

                                                                                                                       Pro Forma
                                          First           Firstar             Firstar                                  Combined
                                        American          Balanced            Balanced                              (First American
                                       Balanced Fund     Income Fund         Growth Fund         Adjustments       Balanced Fund)(5)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities,
       at value
       (cost $285,777, $155,127,
       $238,669, and $679,573,
       respectively)                     $ 264,624         $ 163,279           $ 256,060             $ -             $ 683,963
      Cash (bank overdraft)                    (1)               11                   1               -                    11
      Income receivable                     1,300               973               1,679               -                 3,952
      Receivable for Fund
       shares sold                          1,276               222                   9               -                 1,507
      Other assets                             20                44               2,101             (16) (4)            2,149
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                      267,219           164,529             259,850             (16)              691,582
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund
       shares redeemed                        450                 5                  21               -                   476
      Payable for securities
       purchased                              464                 -                   -               -                   464
      Payable to affiliates                   235               119                 255               -                   609
      Accrued expenses and
       other liabilities                       43                83                 767               -                   893
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                   1,192               207               1,043               -                 2,442
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                              $ 266,027         $ 164,322           $ 258,807           $ (16)            $ 689,140
===================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                   $ 290,765         $ 152,989           $ 246,944                             $ 690,698
      Undistributed net
       investment income                      158                67                  54             (16) (4)              263
      Accumulated net
       realized gain (loss)
       on investments                      (3,743)            3,114              (5,582)              -                (6,211)
      Net unrealized
       appreciation
       (depreciation)
       of investments                     (21,153)            8,152              17,391               -                 4,390
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets              $ 266,027         $ 164,322           $ 258,807           $ (16)            $ 689,140
===================================================================================================================================
NET ASSETS:
      Class A                            $ 44,529          $ 45,609            $ 54,789             $ -             $ 144,927
      Class B                              40,126             6,970               4,865               -                51,961
      Class C                               1,602                 -                   -               -                 1,602
      Class S                                   -                 -                   -          38,637  (3)           38,637
      Class Y                             179,770               279              38,358         233,606  (3) (4)      452,013
      Institutional Class                       -           111,464             160,795        (272,259) (3)                -
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets              $ 266,027         $ 164,322           $ 258,807           $ (16)            $ 689,140
===================================================================================================================================
SHARES OUTSTANDING:
      Class A                               4,307             4,305               2,177          (5,031) (1)            5,758
      Class B                               3,905               659                 193          (2,697) (1)            2,060
      Class C                                 155                 -                   -               -                   155
      Class S                                   -                 -                   -           1,536  (3)            1,536
      Class Y                              17,341                26               1,525            (962) (1) (3)       17,930
      Institutional Class                       -            10,548               6,378         (16,926) (3)                -
-----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding          25,708            15,538              10,273         (24,079)               27,440
===================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                             $ 10.34           $ 10.54             $ 25.17                               $ 25.17
      Class B                             $ 10.27           $ 10.56             $ 25.22                               $ 25.22
      Class C                             $ 10.32               $ -                 $ -                               $ 10.32
      Class S                                 $ -               $ -                 $ -                               $ 25.16
      Class Y                             $ 10.37           $ 10.54             $ 25.16                               $ 25.21
      Institutional Class                     $ -           $ 10.57             $ 25.21                                   $ -
-----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                             $ 10.91           $ 11.15             $ 26.63                               $ 26.63 (2)
      Class B                             $ 10.27           $ 10.56             $ 25.22                               $ 25.22
      Class C                             $ 10.42               $ -                 $ -                               $ 10.42
      Class S                                 $ -               $ -                 $ -                               $ 25.16
      Class Y                             $ 10.37           $ 10.54             $ 25.16                               $ 25.21
      Institutional Class                     $ -           $ 10.57             $ 25.21                                   $ -
-----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                             $ 10.34           $ 10.54             $ 25.17                               $ 25.17
      Class B                             $ 10.27           $ 10.56             $ 25.22                               $ 25.22
      Class C                             $ 10.32               $ -                 $ -                               $ 10.32
      Class S                                 $ -               $ -                 $ -                               $ 25.16
      Class Y                             $ 10.37           $ 10.54             $ 25.16                               $ 25.21
      Institutional Class                     $ -           $ 10.57             $ 25.21                                   $ -
-----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects maximum sales charge of 5.50% of combined fund. The maximum sales charge premerger was 5.25% and 5.50% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(4) Represents the write-off of deferred organization costs of Firstar Balanced Income Fund.

(5)      The Firstar Balanced Growth Fund will be the accounting survivor.
                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)


                                                                                                                   Pro Forma
                                                 First American                                                     Combined
                                                  Equity Income    Firstar Equity                                (First American
                                                      Fund           Income Fund          Adjustments          Equity Income Fund)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
       (cost $190,940, $33,465, and $224,405,
       respectively)                               $ 281,211            $ 47,501              $ -             $ 328,712
      Income receivable                                  424                  84                -                   508
      Receivable for Fund shares sold                    531                   3                -                   534
      Receivable for securities sold                      11                   -                -                    11
      Other assets                                         1                  27               (7) (1)               21
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                 282,178              47,615               (7)              329,786
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                   102                   -                -                   102
      Payable to affiliates                              217                  34                -                   251
      Accrued expenses and other liabilities              13                  11                -                    24
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                332                  45                -                   377
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                         $ 281,846            $ 47,570             $ (7)            $ 329,409
====================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                              $ 156,676            $ 33,152              $ -             $ 189,828
      Undistributed net
       investment income                                 183                  63               (7) (1)              239
      Accumulated net realized gain
       (loss) on investments                          34,716                 318                -                35,034
      Net unrealized appreciation
       (depreciation) of investments                  90,271              14,037                -               104,308
------------------------------------------------------------------------------------------------------------------------------------
          Total net assets                         $ 281,846            $ 47,570             $ (7)            $ 329,409
====================================================================================================================================
NET ASSETS:
      Class A                                       $ 20,793               $ 838              $ -              $ 21,631
      Class B                                         10,846                 741                -                11,587
      Class C                                          2,961                   -                -                 2,961
      Class S                                              -                   -               87  (4)               87
      Class Y                                        247,246                  87           45,810   (1) (4)     293,143
      Institutional Class                                  -              45,904          (45,904) (4)                -
------------------------------------------------------------------------------------------------------------------------------------
          Total net assets                         $ 281,846            $ 47,570             $ (7)            $ 329,409
====================================================================================================================================
SHARES OUTSTANDING:
      Class A                                          1,422                 132              (75) (2)            1,479
      Class B                                            745                 117              (66) (2)              796
      Class C                                            203                   -                -                   203
      Class S                                              -                   -                6  (4) (5)            6
      Class Y                                         16,820                  14            3,109  (2) (4)       19,943
      Institutional Class                                  -               7,249           (7,249) (4)                -
------------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                     19,190               7,512           (4,267)               22,427
====================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                        $ 14.62              $ 6.33                                $ 14.62
      Class B                                        $ 14.56              $ 6.31                                $ 14.56
      Class C                                        $ 14.60                 $ -                                $ 14.60
      Class S                                            $ -                 $ -                                $ 14.62
      Class Y                                        $ 14.70              $ 6.35                                $ 14.70
      Institutional Class                                $ -              $ 6.33                                    $ -
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                        $ 15.43              $ 6.70                                $ 15.47 (3)
      Class B                                        $ 14.56              $ 6.31                                $ 14.56
      Class C                                        $ 14.75                 $ -                                $ 14.75
      Class S                                            $ -                 $ -                                $ 14.62
      Class Y                                        $ 14.70              $ 6.35                                $ 14.70
      Institutional Class                                                 $ 6.33                                    $ -
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                        $ 14.62              $ 6.33                                $ 14.62
      Class B                                        $ 14.56              $ 6.31                                $ 14.56
      Class C                                        $ 14.60                 $ -                                $ 14.60
      Class S                                            $ -                 $ -                                $ 14.62
      Class Y                                        $ 14.70              $ 6.35                                $ 14.70
      Institutional Class                                $ -              $ 6.33                                    $ -
------------------------------------------------------------------------------------------------------------------------------------

(1) Represents the write-off of deferred organization costs of Firstar Equity Income Fund.

(2)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(3) Reflects maximum sales charge of 5.50% of combined fund. The maximum sales charge premerger was 5.25% and 5.50% for the First American Fund and Firstar Fund, respectively.

(4) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(5) Reflects new Class S Shares issued as a result of the conversion of Firstar Class Y Shares at the Class S net asset value per share.


                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)


                                                                                                                      Pro Forma
                                                      First American                                                  Combined
                                                        Equity Index        Firstar Equity                         (First American
                                                           Fund              Index Fund             Adjustments   Equity Index Fund)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
       (cost $1,001,291, $476,127, and $1,477,418,
       respectively)                                     $ 1,382,340         $ 717,898              $ -            $ 2,100,238
      Income receivable                                        1,401               707                -                  2,108
      Receivable for Fund shares sold                          1,764                99                -                  1,863
      Receivable for securities sold                             162                23                -                    185
      Other assets                                               114                61                -                    175
----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                       1,385,781           718,788                -              2,104,569
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for Fund shares redeemed                         6,508               159                -                  6,667
      Payable to affiliates                                      169               289                -                    458
      Bank overdraft (cash)                                       94                (7)               -                     87
      Accrued expenses and
      other liabilities                                          303               162                -                    465
----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                      7,074               603                -                  7,677
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                               $ 1,378,707         $ 718,185              $ -            $ 2,096,892
==================================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                    $ 1,003,813         $ 481,797              $ -            $ 1,485,610
      Undistributed net investment income                        151                88                -                    239
      Accumulated net realized gain
       (loss) on investments                                  (5,126)           (5,313)               -                (10,439)
      Net unrealized appreciation
       (depreciation) of investments                         379,869           241,613                -                621,482
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                               $ 1,378,707         $ 718,185              $ -            $ 2,096,892
==================================================================================================================================
NET ASSETS:
      Class A                                              $ 106,739         $ 110,523              $ -              $ 217,262
      Class B                                                 96,022            10,662                -                106,684
      Class C                                                 32,268                 -                -                 32,268
      Class S                                                      -                 -           32,405  (4)            32,405
      Class Y                                              1,143,678            32,405          532,190  (4)         1,708,273
      Institutional Class                                          -           564,595         (564,595) (4)                 -
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                               $ 1,378,707         $ 718,185              $ -            $ 2,096,892
==================================================================================================================================
SHARES OUTSTANDING:
      Class A                                                  4,910             1,452            3,632  (1)             9,994
      Class B                                                  4,464               140              356  (1)             4,960
      Class C                                                  1,491                 -                -                  1,491
      Class S                                                      -                 -            1,491  (2) (4)         1,491
      Class Y                                                 52,636               426           25,556  (1) (4)        78,618
      Institutional Class                                          -             7,410           (7,410) (1) (4)             -
----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                             63,501             9,428           23,624                 96,553
==================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                                $ 21.74           $ 76.11                                 $ 21.74
      Class B                                                $ 21.51           $ 75.96                                 $ 21.51
      Class C                                                $ 21.65               $ -                                 $ 21.65
      Class S                                                    $ -               $ -                                 $ 21.74
      Class Y                                                $ 21.73           $ 76.07                                 $ 21.73
      Institutional Class                                        $ -           $ 76.20                                     $ -
----------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
      Class A                                                $ 22.94           $ 80.54                                 $ 23.01 (3)
      Class B                                                $ 21.51           $ 75.96                                 $ 21.51
      Class C                                                $ 21.87               $ -                                 $ 21.87
      Class S                                                    $ -               $ -                                 $ 21.74
      Class Y                                                $ 21.73           $ 76.07                                 $ 21.73
      Institutional Class                                        $ -           $ 76.20                                     $ -
----------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PRICE PER SHARE:
      Class A                                                $ 21.74           $ 76.11                                 $ 21.74
      Class B                                                $ 21.51           $ 75.96                                 $ 21.51
      Class C                                                $ 21.65               $ -                                 $ 21.65
      Class S                                                    $ -               $ -                                 $ 21.74
      Class Y                                                $ 21.73           $ 76.07                                 $ 21.73
      Institutional Class                                        $ -           $ 76.20                                     $ -
----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects new Class S shares issued as a result of the conversion of Firstar Class Y shares at the new Class S net asset value per share.

(3) Reflects maximum sales charge of 5.50% of combined fund. The maximum sales charge premerger was 5.25% and 5.50% for the First American Fund and Firstar Fund, respectively.

(4) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                              First American     Firstar         Firstar                             (First American
                                              International     International    International                        International
                                                  Fund          Growth Fund      Value Fund        Adjustments           Fund)(4)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value
     (cost $772,694, $180,883, $52,561, and
     $1,006,138, respectively)                 $ 718,405         $ 164,085        $ 46,837             $ -           $ 929,327
     Cash (bank overdraft)                          (621)            3,233               -               -               2,612
     Income receivable                             3,365               638             185               -               4,188
     Receivable for Fund shares sold               5,852                21               2               -               5,875
     Receivable for foreign currency              75,853                 -               -               -              75,853
     Receivable for securities sold               20,147             1,982             611               -              22,740
     Other assets                                    105                86              20               -                 211
----------------------------------------------------------------------------------------------------------------------------------
       Total assets                              823,106           170,045          47,655               -           1,040,806
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
     Payable for securities purchased             10,854             3,950             989               -              15,793
     Payable for foreign currency                 74,633               997               -               -              75,630
     Payable for Fund shares redeemed              4,209                 3             506               -               4,718
     Payable to affiliates                           953               235              34               -               1,222
     Accrued expenses and other
     liabilities                                      77               252              89               -                 418
----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                          90,726             5,437           1,618               -              97,781
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                     $ 732,380         $ 164,608        $ 46,037             $ -           $ 943,025
==================================================================================================================================
NET ASSETS CONSIST OF:
     Paid in capital                           $ 843,499         $ 185,651        $ 65,639             $ -           1,094,789
     Undistributed net
     investment income (loss)                    (19,148)           (2,421)           (578)              -             (22,147)
     Accumulated net
     realized gain (loss)
     on investments                              (38,785)           (4,494)        (13,298)              -             (56,577)
     Net unrealized appreciation
     (depreciation) of investments               (53,186)          (14,128)         (5,726)              -             (73,040)
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                      $ 732,380         $ 164,608        $ 46,037             $ -           $ 943,025
==================================================================================================================================
NET ASSETS:
     Class A                                    $ 78,463           $ 3,090         $ 4,046             $ -            $ 85,599
     Class B                                      12,594               874             347               -              13,815
     Class C                                      21,239                 -               -               -              21,239
     Class S                                           -                 -               -          13,027  (3)         13,027
     Class Y                                     620,084            13,011              16         176,234  (3)        809,345
     Institutional Class                               -           147,633          41,628        (189,261) (3)              -
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                      $ 732,380         $ 164,608        $ 46,037             $ -           $ 943,025
==================================================================================================================================
SHARES OUTSTANDING:
     Class A                                       7,148               266             273            (296) (1)          7,391
     Class B                                       1,213                78              24             (72) (1)          1,243
     Class C                                       1,976                 -               -               -               1,976
     Class S                                           -                 -               -           1,128 (3)           1,128
     Class Y                                      56,150             1,126               1          11,542  (1) (3)     68,819
     Institutional Class                               -            12,551           2,786         (15,337) (3)              -
----------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                  66,487            14,021           3,084          (3,035)             80,557
==================================================================================================================================
NET ASSET VALUE PER SHARE:
     Class A                                     $ 10.98           $ 11.58         $ 14.82                             $ 11.58
     Class B                                     $ 10.39           $ 11.11         $ 14.54                             $ 11.11
     Class C                                     $ 10.75               $ -             $ -                             $ 10.75
     Class S                                         $ -               $ -             $ -                             $ 11.55
     Class Y                                     $ 11.04           $ 11.55         $ 14.81                             $ 11.76
     Institutional Class                             $ -           $ 11.76         $ 14.94                                 $ -
----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
     Class A                                     $ 11.59           $ 12.25         $ 15.68                             $ 12.25 (2)
     Class B                                     $ 10.39           $ 11.11         $ 14.54                             $ 11.11
     Class C                                     $ 10.86               $ -             $ -                             $ 10.86
     Class S                                         $ -               $ -             $ -                             $ 11.55
     Class Y                                     $ 11.04           $ 11.55         $ 14.81                             $ 11.76
     Institutional Class                             $ -           $ 11.76         $ 14.94                                 $ -
----------------------------------------------------------------------------------------------------------------------------------
Redemption Price Per Share:
     Class A                                     $ 10.98           $ 11.58         $ 14.82                             $ 11.58
     Class B                                     $ 10.39           $ 11.11         $ 14.54                             $ 11.11
     Class C                                     $ 10.75               $ -             $ -                             $ 10.75
     Class S                                         $ -               $ -             $ -                             $ 11.55
     Class Y                                     $ 11.04           $ 11.55         $ 14.81                             $ 11.76
     Institutional Class                             $ -           $ 11.76         $ 14.94                                 $ -
----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects maximum sales charge of 5.50% of combined fund. The maximum sale charge premerger was 5.25% and 5.50% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.
(4)      The Firstar International Growth Fund will be the accounting survivor.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN REAL ESTATE SECURITIES FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
MARCH 31, 2001
(UNAUDITED)


                                                                                                                      Pro Forma
                                                                                                                       Combined
                                                          First American                                            (First American
                                                          Real Estate         Firstar REIT                            Real Estate
                                                          Securities Fund          Fund          Adjustments        Securities Fund)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, at value
      (cost $57,717, $30,907, and $88,624,
      respectively)                                          $ 61,989           $ 34,339            $ -            $ 96,328
      Receivable for investments sold                             312                512              -                 824
      Income receivable                                           454                254              -                 708
      Receivable for Fund shares sold                              15                  -              -                  15
      Other assets                                                 35                 22              -                  57
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                           62,805             35,127              -              97,932
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
      Payable for Fund shares redeemed                             49                  -              -                  49
      Payable for securities purchased                            925                251              -               1,176
      Payable to affiliates                                        88                 46              -                 134
      Bank overdraft                                                2                  -              -                   2
      Accrued expenses and other liabilities                        5                 90              -                  95
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                       1,069                387              -               1,456
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                   $ 61,736           $ 34,740            $ -            $ 96,476
-------============================================================================================================================
NET ASSETS CONSIST OF:
      Paid in capital                                        $ 64,051           $ 35,607            $ -            $ 99,658
      Undistributed net investment income (loss)                 (149)               292              -                 143
      Accumulated net realized gain (loss)
      on investments                                          (6,438)            (4,591)             -             (11,029)
      Net unrealized appreciation
      (depreciation) of investments                            4,272              3,432              -               7,704
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                   $ 61,736           $ 34,740            $ -            $ 96,476
===================================================================================================================================
NET ASSETS:
      Class A                                                 $ 2,077                $ -            $ -             $ 2,077
      Class B                                                   1,861                  -              -               1,861
      Class C                                                     219                  -              -                 219
      Class S                                                       -                  -              6  (3)              6
      Class Y                                                  57,579                  6         34,728  (3)         92,313
      Institutional Class                                           -             34,734        (34,734) (3)              -
-----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                   $ 61,736           $ 34,740            $ -            $ 96,476
===================================================================================================================================
SHARES OUTSTANDING:
      Class A                                                     167                  -              -                 167
      Class B                                                     151                  -              -                 151
      Class C                                                      18                  -              -                  18
      Class S                                                       -                  -              1  (3) (4)          1
      Class Y                                                   4,611                  1          2,780  (3)          7,392
      Institutional Class                                           -              3,876         (3,876) (3)              -
-----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                               4,947              3,877         (1,095)              7,729
===================================================================================================================================
NET ASSET VALUE PER SHARE:
      Class A                                                 $ 12.46             $ 8.98                            $ 12.46
      Class B                                                 $ 12.36             $ 8.98                            $ 12.36
      Class C                                                 $ 12.43                $ -                            $ 12.43
      Class S                                                     $ -                $ -                            $ 12.46
      Class Y                                                 $ 12.49             $ 8.98                            $ 12.49
      Institutional Class                                         $ -             $ 8.96                                $ -
-----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
      Class A                                                 $ 13.15             $ 9.50                            $ 13.19 (2)
      Class B                                                 $ 12.36             $ 8.98                            $ 12.36
      Class C                                                 $ 12.56                $ -                            $ 12.56
      Class S                                                     $ -                $ -                            $ 12.46
      Class Y                                                 $ 12.49             $ 8.98                            $ 12.49
      Institutional Class                                         $ -             $ 8.96                                $ -
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Price Per Share:
      Class A                                                 $ 12.46             $ 8.98                            $ 12.46
      Class B                                                 $ 12.36             $ 8.98                            $ 12.36
      Class C                                                 $ 12.43                $ -                            $ 12.43
      Class S                                                     $ -                $ -                            $ 12.46
      Class Y                                                 $ 12.49             $ 8.98                            $ 12.49
      Institutional Class                                         $ -             $ 8.96                                $ -
-----------------------------------------------------------------------------------------------------------------------------------

(1)      Reflects new shares issued, net of retired shares of the respective
         Funds.

(2) Reflects maximum sales charge of 5.50% of combined fund. The maximum sales charge premerger was 5.25% and 5.50% for the First American Fund and Firstar Fund, respectively.

(3) Represents the conversion of Firstar Institutional Class and Class Y into Class Y and Class S, respectively.

(4) Reflects new Class S Shares issued as a result of the conversion of Firstar Class Y Shares at the new Class S net asset value per share.


                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                   First American                                    (First American
                                                                    Limited Term    Firstar Short-                     Limited Term
                                                                    Income Fund     Term Bond Fund      Adjustments    Income Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $ 12,280        $ 11,643        $     --           $ 23,923
    Income from securities lending                                           26              --              --                 26
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                       12,306          11,643              --             23,949

EXPENSES:
    Investment advisory fees                                              1,260           1,107            (545)(1)          1,822
    Administration fees                                                     195             288             428 (1)            911
    Transfer agent fees                                                     259              58             230 (1)            547
    Custodian fees                                                           54              36             (54)(1)             36
    Directors' fees                                                           2               7              (7)(2)              2
    Distribution fees - Class A                                             169             128              --                297
    Distribution fees - Class B                                              --               8              --                  8
    Other expenses                                                           31             104             (15)(2)            120
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                      1,970           1,736              37              3,743
    Waivers                                                              (1,035)           (528)            209 (3)         (1,354)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          935           1,208             246              2,389
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                          11,371          10,435            (246)            21,560
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                     395            (223)             --                172
Net change in unrealized appreciation (depreciation) of
    investments                                                           5,214           6,629              --             11,843
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    5,609           6,406              --             12,015
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 16,980        $ 16,841        $   (246)          $ 33,575
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(Amounts in thousands)
For the twelve months ended March 31, 2001
(UNAUDITED)

                                                                                                                       Pro Forma
                                                                                                                       Combined
                                                                    First American     Firstar                      (First American
                                                                  Intermediate Term  Intermediate                  Intermediate Term
                                                                     Income Fund      Bond Fund       Adjustments    Income Fund)(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $ 26,558        $ 29,611        $     --           $ 56,169
    Income from securities lending                                          188              62              --                250
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                       26,746          29,673              --             56,419

EXPENSES:
    Investment advisory fees                                              2,862           2,182            (811)(1)          4,233
    Administration fees                                                     444             604           1,069 (1)          2,117
    Transfer agent fees                                                      84              74              37 (1)            195
    Custodian fees                                                          123              61             (99)(1)             85
    Directors' fees                                                           4               7              (7)(2)              4
    Distribution fees - Class A                                              60              72              --                132
    Distribution fees - Class B                                              --               4              --                  4
    Other expenses                                                           67             136             (15)(2)            188
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                      3,644           3,140             174              6,958
    Waivers                                                                (751)           (507)           (531)(3)         (1,789)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                        2,893           2,633            (357)             5,169
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                          23,853          27,040             357             51,250
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                  (4,863)              4              --             (4,859)
Net change in unrealized appreciation (depreciation) of
    investments                                                          22,297          22,483              --             44,780
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   17,434          22,487              --             39,921
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 41,287        $ 49,527        $    357           $ 91,171
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) The Firstar Intermediate Bond Fund will be the accounting survivor.
                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                  First American      Firstar                       (First American
                                                                   Fixed Income      Aggregate                       Fixed Income
                                                                       Fund          Bond Fund         Adjustments       Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                 $  93,344        $  11,910        $      --           $ 105,254
    Income from securities lending                                        656                7               --                 663
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                     94,000           11,917               --             105,917

EXPENSES:
    Investment advisory fees                                            9,877              863           (2,765)(1)           7,975
    Administration fees                                                 1,534              291            2,162 (1)           3,987
    Transfer agent fees                                                   344               49              (26)(1)             367
    Custodian fees                                                        423               72             (336)(1)             159
    Directors' fees                                                        16                2               (2)(2)              16
    Distribution fees - Class A                                           278                3               --                 281
    Distribution fees - Class B                                           117               13               --                 130
    Distribution fees - Class C                                             8               --               --                   8
    Distribution fees - Class S                                            --               --               53                  53
    Distribution fees - Class Y                                            --               53              (53)                 --
    Other expenses                                                        221               64               (6)(2)             279
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                   12,818            1,410             (973)             13,255
    Waivers                                                            (2,577)             (96)           1,204 (3)          (1,469)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                     10,241            1,314              231              11,786
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                        83,759           10,603             (231)             94,131
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                 1,115           (1,687)              --                (572)
Net change in unrealized appreciation (depreciation) of
    investments                                                        74,873           12,712               --              87,585
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 75,988           11,025               --              87,013
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 159,747        $  21,628        $    (231)          $ 181,144
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) Represents the conversion of Firstar Class Y into Class S.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN CORPORATE BOND FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                    First American     Firstar                       (First American
                                                                    Corporate Bond    Strategic                      Corporate Bond
                                                                         Fund        Income Fund        Adjustments       Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $  7,112        $  7,015        $     --           $ 14,127
    Dividend income                                                          --           4,906              --              4,906
    Income from securities lending                                           21              --              --                 21
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                        7,112          11,921              --             19,054

EXPENSES:
    Investment advisory fees                                                623           1,266            (334)(1)          1,555
    Administration fees                                                      97             183             275 (1)            555
    Transfer agent fees                                                      80             191            (138)(1)            133
    Custodian fees                                                           27              33             (38)(1)             22
    Directors' fees                                                           2               9              (9)(2)              2
    Distribution fees - Class A                                               2              --              --                  2
    Distribution fees - Class B                                               2              70              --                 72
    Distribution fees - Class C                                               3              --              --                  3
    Other expenses                                                           20             132             (24)(2)            128
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        856           1,884            (268)             2,472
    Waivers                                                                (412)            (22)            (62)(3)           (496)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          444           1,862            (330)             1,976
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                           6,668          10,059             330             17,078
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                   2,994          (4,672)             --             (1,678)
Net change in unrealized appreciation (depreciation) of
    investments                                                           1,777          14,757              --             16,534
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    4,771          10,085              --             14,856
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 11,439        $ 20,144        $    330           $ 31,934
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                                                                                                          (First
                                                                                      Firstar Tax                        American
                                                                    First American      Exempt                         Intermediate
                                                                   Intermediate Tax  Intermediate                        Tax Free
                                                                       Free Fund         Fund           Adjustments        Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $ 20,142        $  5,343        $     --           $ 25,485
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                       20,142           5,343              --             25,485

EXPENSES:
    Investment advisory fees                                              2,650             550            (751)(1)          2,449
    Administration fees                                                     412             174             638 (1)          1,224
    Transfer agent fees                                                      62              39             (18)(1)             83
    Custodian fees                                                          114              18             (83)(1)             49
    Directors' fees                                                           5               7              (7)(2)              5
    Distribution fees - Class A                                              10              35              --                 45
    Distribution fees - Class B                                              --               1              --                  1
    Other expenses                                                           62              98             (15)(2)            145
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                      3,315             922            (236)             4,001
    Waivers                                                                (662)           (110)            234 (3)           (538)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                        2,653             812              (2)             3,463
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                          17,489           4,531               2             22,022
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                     610             200              --                810
Net change in unrealized appreciation (depreciation) of
    investments                                                          15,689           4,351              --             20,040
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   16,299           4,551              --             20,850
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 33,788        $  9,082        $      2           $ 42,872
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                                                                                                          (First
                                                                                    Firstar National                     American
                                                                    First American   Municipal Bond                      Tax Free
                                                                     Tax Free Fund        Fund          Adjustments      Fund)(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $  5,753        $ 16,313        $     --           $ 22,066
    Dividend income                                                          21              --              --                 21
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                        5,774          16,313              --             22,087

EXPENSES:
    Investment advisory fees                                                659           1,719            (335)(1)          2,043
    Administration fees                                                     103             497             421 (1)          1,021
    Transfer agent fees                                                      87             105              12 (1)            204
    Custodian fees                                                           29             125            (113)(1)             41
    Directors' fees                                                           1               5              (5)(2)              1
    Distribution fees - Class A                                              78               2              --                 80
    Distribution fees - Class B                                              --               9              --                  9
    Distribution fees - Class C                                               2              --              --                  2
    Other expenses                                                           11             125             (14)(2)            122
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        970           2,587             (34)             3,523
    Waivers                                                                (233)           (172)           (170)(3)           (575)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          737           2,415            (204)             2,948
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                           5,037          13,898             204             19,139
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                    (135)           (169)             --               (304)
Net change in unrealized appreciation (depreciation) of
    investments                                                           4,481          22,349              --             26,830
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    4,346          22,180              --             26,526
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $  9,383        $ 36,078        $    204           $ 45,665
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) The Firstar National Municipal Bond Fund will be the accounting survivor.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN BALANCED FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)


                                                                                                                          Pro Forma
                                                                                                                          Combined
                                                                                                                           (First
                                                                           Firstar        Firstar                         American
                                                         First American    Balanced       Balanced                        Balanced
                                                          Balanced Fund  Income Fund    Growth Fund       Adjustments     Fund)(5)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                         $ 10,495       $  3,890       $  6,679       $     --          $ 21,064
    Dividend income                                            2,288            763            762             --             3,813
    Income from securities lending                                98             --             --             --                98
    Other                                                         --             --             36             --                36
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                            12,881          4,653          7,477             --            25,011

EXPENSES:
    Investment advisory fees                                   2,411            907          1,822           (527)(1)         4,613
    Administration fees                                          374            187            352            861 (1)         1,774
    Transfer agent fees                                          234             41             75            147 (1)           497
    Custodian fees                                               103             66            119           (217)(1)            71
    Directors' fees                                                5              7              8            (15)(2)             5
    Distribution fees - Class A                                  135             59            139             --               333
    Distribution fees - Class B                                  484             49             27             --               560
    Distribution fees - Class C                                   16             --             --             --                16
    Distribution fees - Class S                                   --             --             --             35 (4)            35
    Distribution fees - Class Y                                   --             --             35            (35)(4)            --
    Other expenses                                                39            127            124            (31)(2)           259
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                           3,801          1,443          2,701            218             8,163
    Waivers                                                     (427)          (162)          (145)          (807)(3)        (1,541)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                             3,374          1,281          2,556           (589)            6,622
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                9,507          3,372          4,921            589            18,389
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                       14,533          3,435          9,308             --            27,276
Net change in unrealized appreciation (depreciation) of
    investments                                              (49,996)        (1,679)       (38,247)            --           (89,922)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (35,463)         1,756        (28,939)            --           (62,646)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                              $(25,956)      $  5,128       $(24,018)      $    589          $(44,257)
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) Represents the conversion of Firstar Class Y into Class S.
      (5) The Firstar Balanced Growth Fund will be the accounting survivor.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

                                                                                                                          Pro Forma
                                                                                                                          Combined
                                                                                                                           (First
                                                                                                                          American
                                                                    First American                                         Equity
                                                                     Equity Income  Firstar Equity                         Income
                                                                         Fund        Income Fund        Adjustments         Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $    452        $     93        $     --           $    545
    Dividend income                                                       8,124           1,237              --              9,361
    Income from securities lending                                           46               2              --                 48
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                        8,622           1,332              --              9,954

EXPENSES:
    Investment advisory fees                                              2,123             400            (201)(1)          2,322
    Administration fees                                                     330              95             468 (1)            893
    Transfer agent fees                                                     137              46             (19)(1)            164
    Custodian fees                                                           91              27             (82)(1)             36
    Directors' fees                                                           3               3              (3)(2)              3
    Distribution fees - Class A                                              51               1              --                 52
    Distribution fees - Class B                                             104               8              --                112
    Distribution fees - Class C                                              25              --              --                 25
    Other expenses                                                           53              56              (4)(2)            105
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                      2,917             636             159              3,712
    Waivers                                                                (470)            (52)            299 (3)           (223)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                        2,447             584             458              3,489
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                           6,175             748            (458)             6,465
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                  42,370          (3,052)             --             39,318
Net change in unrealized appreciation (depreciation) of
    investments                                                         (19,642)          6,752              --            (12,890)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   22,728           3,700              --             26,428
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 28,903        $  4,448        $   (458)          $ 32,893
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

                                                                                                                          Pro Forma
                                                                                                                          Combined
                                                                                                                           (First
                                                                                                                          American
                                                                  First American     Firstar                               Equity
                                                                   Equity Index    Equity Index                             Index
                                                                       Fund            Fund            Adjustments          Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                 $     993        $   1,960        $      --           $   2,953
    Dividend income                                                    18,817            9,092               --              27,909
    Income from securities lending                                        373                1               --                 374
    Other                                                                  --               22               --                  22
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                     20,183           11,075               --              31,258

EXPENSES:
    Investment advisory fees                                           11,558            2,028           (7,425)(1)           6,161
    Administration fees                                                 1,796            1,008            3,357 (1)           6,161
    Transfer agent fees                                                   479              215               45 (1)             739
    Custodian fees                                                        495              110             (359)(1)             246
    Directors' fees                                                        18                7               (7)(2)              18
    Distribution fees - Class A                                           327              422               --                 749
    Distribution fees - Class B                                         1,167               26               --               1,193
    Distribution fees - Class C                                           334               --               --                 334
    Distribution fees - Class S                                            --               --               30 (4)              30
    Distribution fees - Class Y                                            --               30              (30)(4)              --
    Other expenses                                                        259              233              (17)(2)             475
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                   16,433            4,079           (4,406)             16,106
    Waivers                                                            (8,852)            (599)           4,772 (3)          (4,679)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                      7,581            3,480              366              11,427
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                        12,602            7,595             (366)             19,831
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                48,762            3,301               --              52,063
Net realized gain (loss) on futures contracts                          (5,358)              --               --              (5,358)
Net change in unrealized appreciation (depreciation) of
    investments and futures contracts                                (441,333)        (175,763)              --            (617,096)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (397,929)        (172,462)              --            (570,391)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(385,327)       $(164,867)       $    (366)          $(550,560)
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) Represents the conversion of Firstar Class Y into Class S.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN INTERNATIONAL FUND
PRO FORMA STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

                                                                                                                        Pro Forma
                                                                                                                         Combined
                                                          First American     Firstar       Firstar                   (First American
                                                           International  International  International                International
                                                               Fund        Growth Fund    Value Fund     Adjustments     Fund)(5)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                         $   2,559      $     290      $     121     $      --        $   2,970
    Dividend income                                             6,794          1,960            991            --            9,745
    Income from securities lending                                 92             58             --            --              150
    Less:  Foreign taxes withheld                                (262)          (209)          (126)           --             (597)
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                              9,183          2,099            986            --           12,268

EXPENSES:
    Investment advisory fees                                   10,508          1,516            755        (1,239)(1)       11,540
    Administration fees                                           913            248            126         1,336 (1)        2,623
    Transfer agent fees                                           223             45             40           (35)(1)          273
    Custodian fees                                                841            292             73        (1,101)(1)          105
    Directors' fees                                                10              2              8           (10)(2)           10
    Distribution fees - Class A                                   224              3             14            --              241
    Distribution fees - Class B                                   132             49              1            --              182
    Distribution fees - Class C                                   171             --             --            --              171
    Distribution fees - Class S                                    --             --             --            12 (4)           12
    Distribution fees - Class Y                                    --             12             --           (12)(4)           --
    Other expenses                                                128            102            119           (28)(2)          321
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                           13,150          2,269          1,136        (1,077)          15,478
    Waivers                                                      (668)          (232)          (231)          577 (3)         (554)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                             12,482          2,037            905          (500)          14,924
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                (3,299)            62             81           500           (2,656)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                       104,538         (3,480)        (3,894)           --           97,164
Net realized gain (loss) on forward foreign currency
    contracts and foreign currency transactions                (4,500)           (44)          (335)           --           (4,879)
Net change in unrealized appreciation (depreciation) of
    investments                                              (474,285)       (51,706)       (10,509)           --         (536,500)
Net change in unrealized appreciation (depreciation) of
    forward foreign currency contracts, foreign currency
    and translation of other assets and liabilities in
    foreign currency                                              998             (2)           (11)           --              985
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (373,249)       (55,232)       (14,749)           --         (443,230)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                              $(376,548)     $ (55,170)     $ (14,668)    $     500        $(445,886)
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.
      (2) Reflects the anticipated savings of the merger.
      (3) Reflects adjustment based on expense limitation for the combined fund.
      (4) Represents the conversion of Firstar Class Y into Class S.
      (5) The Firstar International Growth Fund will be the accounting survivor.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN REAL ESTATE SECURITIES FUND
PRO FORMA STATEMENT OF OPERATIONS
(Amounts in thousands)
For the twelve months ended March 31, 2001
(UNAUDITED)

                                                                                                                       Pro Forma
                                                                                                                       Combined
                                                                   First American                                   (First American
                                                                     Real Estate       Firstar                        Real Estate
                                                                   Securities Fund    REIT Fund       Adjustments   Securities Fund)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                                    $    136        $  3,027        $     --           $  3,163
    Dividend income                                                       4,201              --              --              4,201
    Income from securities lending                                            9              --              --                  9
------------------------------------------------------------------------------------------------------------------------------------
      Total income                                                        4,337           3,027              --              7,373

EXPENSES:
    Investment advisory fees                                                408             262             (16)(1)            654
    Administration fees                                                      64              76              94 (1)            234
    Transfer agent fees                                                      92              34              19 (1)            145
    Custodian fees                                                           17              14             (22)(1)              9
    Directors' fees                                                           1              20             (20)(2)              1
    Distribution fees - Class A                                               5              --              --                  5
    Distribution fees - Class B                                              18              27              --                 45
    Distribution fees - Class C                                               1              --              --                  1
    Other expenses                                                           11             115             (22)(2)            104
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        617             548              33              1,198
    Waivers                                                                (129)            (25)           (104)(3)           (258)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          488             523             (71)               940
------------------------------------------------------------------------------------------------------------------------------------

          NET INVESTMENT INCOME                                           3,849           2,504              71              6,433
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments                                   1,217          (3,355)             --             (2,138)
Net change in unrealized appreciation (depreciation) of
    investments                                                           6,826           3,432              --             10,258
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    8,043              77              --              8,120
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ 11,892        $  2,581        $     71           $ 14,553
====================================================================================================================================

      (1) Adjustment based on new contractual agreements with the investment advisor, administrator, transfer agent and custodian for the combined fund.

      (2) Reflects the anticipated savings of the merger.

      (3) Reflects adjustment based on expense limitation for the combined fund.

                  (See Notes to Pro Forma Financial Statements)

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

  First                 Pro Forma                                                                                      Pro Forma
 American   Firstar      Combined                                                            First                      Combined
 Limited     Short       (First                                                             American                    (First
   Term       Term      American                                                            Limited      Firstar       American
  Income      Bond     Limited Term                                                           Term      Short-Term    Limited Term
   Fund       Fund     Income Fund)                                                       Income Fund   Bond Fund     Income Fund)
Par/Shares Par/Shares Par/Shares (1)                                                      Market Value Market Value Market Value (1)
---------- ---------- --------------                                                      ------------ ------------ ----------------
                                       CORPORATE BONDS - 32.0%
                                          CONGLOMERATES - 0.6%
                                          Textron Financial
  $ 2,000  $              $ 2,000         7.125%, 12/09/04                                   $ 2,071     $                   $ 2,071
                                                                                          ------------ ------------    -------------


                                       CONSUMER CYCLICALS - 0.5%
                                       JC Penney Company, Inc. Notes,
                2,000       2,000         7.25%, 4/01/02                                                      1,953            1,953
                                                                                          ------------ ------------    -------------


                                       ENERGY - 0.9%
                                       Enron
    3,100                   3,100        9.875%, 6/15/03                                       3,362                           3,362
                                                                                          ------------ ------------    -------------

                                       FINANCE - 23.5%
                                       ABN AMRO Bank Guarantee
                1,750       1,750      6.625%, 10/31/01                                                       1,766            1,766
                                       American General Finance
    2,887                   2,887         5.75%, 11/01/03                                      2,913                           2,913
                                       Associated P&C Holdings Senior Notes,
                2,000       2,000         6.75%, 7/15/03 (Acquired 9/03/99,
                                          Cost $1,925) (4)                                                    2,023            2,023
                                       BankAmerica Manufactured Housing Contract,
                3,500       3,500      Series 1997-2, Class A6, 6.47%, 4/10/15                                3,552            3,552
                                       Bankers Trust Subordinated Debentures,
                1,310       1,310         8.125%, 5/15/02                                                     1,355            1,355
                                       Bankers Trust Subordinated Notes,
                1,500       1,500         8.125%, 4/01/02                                                     1,547            1,547
                                       Bear Stearns
    3,000                   3,000         6.15%, 3/02/04                                       3,019                           3,019
                                       Bear Stearns Company Senior Notes,
                  800         800         9.375%, 6/01/01                                                       805              805
                                       Benefit Corp. Medium-Term Notes,
                  800         800         8.20%, 3/15/02                                                        825              825
                                       Compass Bancshares, Inc.,
                2,000       2,000         8.375%, 9/15/04                                                     2,149            2,149
                                       Countrywide Home Loan Series F
    1,500                   1,500         6.351%, 2/11/05                                      1,530                           1,530
                                       Donaldson, Lufkin & Jenrette Senior Notes,
                4,000       4,000         6.00%, 12/01/01                                                     4,029            4,029
                                       Erac USA Finance
    3,000                   3,000         6.375%, 5/15/03                                      2,996                           2,996
                                       First Chicago
    3,000                   3,000         6.875%, 6/15/03                                      3,083                           3,083
                                       First Interstate Bancorp Subordinated Notes,
                2,000       2,000         10.875%, 4/15/01                                                    2,003            2,003
                                       Fleet Financial Group Subordinated Notes,
                  950         950         6.875%, 3/01/03                                                       976              976
                                       Goldman Sachs
    1,500                   1,500         6.625%, 12/01/04                                     1,533                           1,533
                                       Goldman Sachs Group Notes,
                2,000       2,000         6.25%, 2/01/03 (Acquired 6/30/99,
                                          Cost $1,961) (4)                                                    2,028            2,028
                                       Heller Financial
    4,000                   4,000         6.00%, 3/19/04                                       4,035                           4,035
                                       Household Finance
    5,000                   5,000         6.00%, 5/01/04                                       5,050                           5,050
                                       Household Finance Corporation Senior Notes,
                1,000       1,000         6.125%, 7/15/12                                                     1,007            1,007
                                       Lehman Brothers Series E
    2,500                   2,500         6.625%, 12/27/02                                     2,550                           2,550
                                       Lehman Brothers Holdings, Inc. Notes,
                2,000       2,000         8.75%, 5/15/02                                                      2,074            2,074
                                       Lehman Brothers Holdings, Inc. Senior Notes,
                5,370       5,370         7.125%, 9/15/03                                                     5,573            5,573
                                       Martin Water Trust Senior Notes,
                1,500       1,500         7.09%, 12/15/01 (Acquired 12/08/98;
                                          Cost $1,492) (4)                                                    1,513            1,513
                                       MBNA America Bank
    4,000                   4,000         6.875%, 7/15/04                                      4,020                           4,020
                                       The Money Store Company Guarantee,
                1,740       1,740         8.05%, 4/15/02                                                      1,793            1,793
                                       The Money Store Subordinated Notes,
                1,350       1,350         7.30%, 12/01/02                                                     1,395            1,395
                                       Morgan Stanley Dean Witter
    2,500                   2,500         7.75%, 6/15/05                                       2,678                           2,678
                                       Nationsbank Series B
    2,775                   2,775         6.20%, 8/15/03                                       2,822                           2,822

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

           First                   Pro Forma                                                                           Pro Forma
          American     Firstar      Combined                                                 First                      Combined
          Limited       Short       (First                                                  American                    (First
            Term         Term      American                                                 Limited      Firstar       American
           Income        Bond     Limited Term                                                Term      Short-Term    Limited Term
            Fund         Fund     Income Fund)                                            Income Fund   Bond Fund     Income Fund)
         Par/Shares   Par/Shares Par/Shares (1)                                           Market Value Market Value Market Value (1)
         ----------   ---------- --------------                                           ------------ ------------ ----------------
                                                    Newcourt Credit Series A
         2,100                          2,100          7.125%, 12/17/03                         2,171                  2,171
                                                    Osprey Trust Secured Notes,
                       1,750            1,750          8.31%, 1/15/03 (Acquired 9/16/99,
                                                       Cost $1,750) (4)                                      1,804     1,804
                                                    Paine Webber Group Inc. Notes,
                       1,025            1,025          6.45%, 12/01/03                                       1,055     1,055
                                                    Reliastar Financial
         3,000                          3,000          6.625%, 9/15/03                          3,083                  3,083
                                                    Society
         4,750                          4,750          8.125%, 6/15/02                          4,902                  4,902
                                                    Transamerica Financial Corp. Senior
                                                       Notes,
                       1,900            1,900          6.125%, 11/01/01                                      1,912     1,912
                                                    USF&G Corporation Senior Notes,
                       1,455            1,455          8.375%, 6/15/01                                       1,464     1,464
                                                                                           ----------- ------------ ------------
                                                                                               46,385       42,648    89,033
                                                                                           ----------- ------------ ------------

                                                    MANUFACTURING - 2.7%
                                                    Ford Motor Credit
         3,000                          3,000          7.50%, 6/15/03                           3,113                  3,113
         2,000                          2,000          5.75%, 2/23/04                           1,998                  1,998
                                                    General Motors Acceptance
         4,000         1,000            5,000          7.50%, 7/15/05                           4,195        1,049     5,244
                                                                                           ----------- -----------  -----------
                                                                                                9,306        1,049    10,355
                                                                                           ----------- -----------  -----------

                                                    TELECOMMUNICATIONS & CELLULAR - 2.9%
                                                    AT&T Capital Corp. Company Guarantee
                       3,295            3,295       6.25%, 5/15/01                                           3,298     3,298
                                                    Sprint Capital (FON)
         3,000                          3,000       7.625%, 6/10/02                             3,075                  3,075
                                                    Worldcom, Inc. Senior Notes,
                       4,472            4,472       8.875%, 1/15/06                                          4,614     4,614
                                                                                           ----------- -----------  -----------
                                                                                                 3,075       7,912    10,987
                                                                                           ----------- -----------  -----------

                                                    TRANSPORTATION - 0.4%
                                                    America West Airlines Pass-Thru
                                                       Certificates,
                       1,287            1,287          8.54%, 1/02/06 (Acquired 9/14/99,
                                                       Cost $1,467) (4)                                      1,326     1,326
                                                                                           ----------- -----------  -----------


                                                    UTILITIES - 0.5%
                                                    Dynegy, Inc. Senior Notes,
                       2,000            2,000          6.875%, 7/15/02                                       2,024     2,024
                                                                                           ----------- -----------  -----------


                                                 TOTAL CORPORATE BONDS
                                                                                           ----------- -----------  -----------
                                                    (Cost $62,416, $56,730 and $119,146)       64,199       56,912   121,111
                                                                                           ----------- -----------  -----------

                                                 U.S. AGENCY MORTGAGE-BACKED
                                                   SECURITIES - 12.3%
                                                    ADJUSTABLE RATE (2) - 3.8%
                                                    FNMA Pool #415285
         3,960                          3,960          7.65%, 2/01/28                           4,069                  4,069
                                                    GNMA Pool #8006
         2,563                          2,563          7.75%, 7/20/22                           2,624                  2,624
                                                    GNMA Pool #80106
           882                            882          7.75%, 8/20/27                             902                    902
                                                    GNMA Pool #80154
           943                            943          7.375%, 1/20/28                            953                    953
                                                    GNMA Pool #8699
         1,911                          1,911          7.75%, 9/20/25                           1,958                  1,958
                                                    GNMA Pool #8824
         2,275                          2,275          7.75%, 8/20/21                           2,329                  2,329
                                                    GNMA Pool #8847
         1,692                          1,692          7.75%, 4/20/26                           1,719                  1,719
                                                                                           ----------- -----------  -----------
                                                                                               14,554          -      14,554
                                                                                           ----------- -----------  -----------

                                                    FIXED RATE - 8.5%
                                                    FHLMC Series 1022 Class J
                         413              413          6.00%, 12/15/20                                         409       409
                                                    FHLMC Series 1655 Class E
           506                            506          6.00%, 1/15/07                             506                    506
                                                    FHLMC Series 1759 Class E
         1,591                          1,591          8.25%, 8/15/23                           1,666                  1,666
                                                    FHLMC Participation Certificates
                       4,000            4,000          7.375%, 5/15/03                                       4,218     4,218
                          58               58          7.75%, 7/01/09                                           60        60
                                                    FNMA Pool #535694
         2,867                          2,867          6.50%, 12/01/03                          2,887                  2,887

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

  First                 Pro Forma                                                                                      Pro Forma
 American   Firstar      Combined                                                            First                      Combined
 Limited     Short       (First                                                             American                    (First
   Term       Term      American                                                            Limited      Firstar       American
  Income      Bond     Limited Term                                                           Term      Short-Term    Limited Term
   Fund       Fund     Income Fund)                                                       Income Fund   Bond Fund     Income Fund)
Par/Shares Par/Shares Par/Shares (1)                                                      Market Value Market Value Market Value (1)
---------- ---------- --------------                                                      ------------ ------------ ----------------
                                       Federal National Mortgage Association (FNMA)
                                          Real Estate Mortgage Investment Conduit
                                          (REMIC):
                                       FNMA Series 1991-63 Class G
              303           303           6.95%, 5/25/06                                                        305           305
                                       FNMA Series 1993-163 Class PK
2,000                     2,000           6.25%, 10/25/21                                        2,024                      2,024
                                       FNMA Series 1996-W4 Class A4
            3,600         3,600           6.743%, 12/25/11                                                    3,633         3,633
                                       FNMA
           13,375        13,375           7.00%, 7/15/05                                                     14,284        14,284
                                       GNMA Pool #158777
  407                       407           9.00%, 5/15/16                                           428                        428
                                       GNMA Pool #780081
  664                       664           10.00%, 2/15/25                                          724                        724
                                       GNMA Pool #780398
  896                       896           9.00%, 4/15/21                                           953                        953
                                                                                          ------------ ------------ --------------
                                                                                                 9,188       22,909        32,097
                                                                                          ------------ ------------ --------------

                                    TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
                                                                                          ------------ ------------ --------------
                                       (Cost $23,513,  $21,574 and  $45,087)                    23,742       22,909        46,651
                                                                                          ------------ ------------ --------------

                                    ASSET-BACKED SECURITIES - 21.3%
                                       AUTOMOBILES - 3.4%
                                       Auto Bond Receivables Trust (2) (3)
                                          Series 1993-I Class A
  106                       106           6.125%, 11/15/21                                         105                        105
                                       Chase Manhattan Auto Owner Trust
                                          Series 1997-A Class A5
1,107                     1,107           6.50%, 12/17/01                                        1,109                      1,109
                                       Honda Auto Lease Trust,
                                          Series 1999-A, Class A5
            3,500         3,500           6.65%, 7/15/05                                                      3,559         3,559
                                       MMCA Automobile Trust
                                          Series 2000-1 Class A3
3,000                     3,000           7.00%, 6/15/04                                         3,081                      3,081
                                       WFS Financial Owner Trust
                                          Series 1999-A Class A4
5,000                     5,000           5.70%, 11/20/03                                        5,057                      5,057
                                                                                          ------------ ------------ --------------
                                                                                                 9,352        3,559        12,911
                                                                                          ------------ ------------ --------------

                                       CREDIT CARD RECEIVABLES - 3.4%
                                       Chemical Master Credit Card Trust
                                          Series 1995-3 Class A
3,100                     3,100           6.23%, 4/15/05                                         3,163                      3,163
                                       Citibank Credit Card
                                          Series 1997-6, Class A
            1,500         1,500           0.00%, 8/15/06                                                      1,249         1,249
                                       Discover Card Master Trust I,
                                          Series 1993-3, Class A
            2,200         2,200           6.20%, 5/16/06                                                      2,260         2,260
                                       Discover Card Master Trust
                                          Series 2000-9 Class A
2,000                     2,000           6.35%, 7/15/08                                         2,066                      2,066
                                       Sears Credit Account Master Trust,
                                          Series 1996-1, Class A
            1,000         1,000           6.20%, 3/15/02                                                      1,008         1,008
                                       Sears Credit Account Master Trust,
                                          Series 1999-2 Class A
3,100                     3,100           6.35%, 2/16/07                                         3,161                      3,161
                                                                                          ------------ ------------ --------------
                                                                                                 8,390        4,517        12,907
                                                                                          ------------ ------------ --------------

                                       EQUIPMENT LEASING & RENTALS - 2.8%
                                       Caterpillar Financial Asset Series 1998-A Class A3
2,050                     2,050           5.85%, 4/25/03                                         2,058                      2,058
                                       CIT Equipment Collateral Series 2001-1 Class A3
2,000                     2,000           5.23%, 10/20/04                                        2,013                      2,013
                                       DVI Receivables Series 2000-2 Class A3
3,000                     3,000           6.808%, 3/12/04                                        3,059                      3,059
                                       First Sierra Receivables Series 2000-2 Class A3
3,000                     3,000           7.49%, 12/18/03                                        3,081                      3,081
                                       Icon Receivables Series 1997-A Class A1 (4)
  608                       608           6.435%, 6/01/05                                          532                        532
                                                                                          ------------ ------------ --------------
                                                                                                10,743            -        10,743
                                                                                          ------------ ------------ --------------

                                       HOME EQUITY - 10.9%
                                       AFC Home Equity Loan Trust:

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)




                           Pro Forma                                                                                       Pro Forma
                           Combined                                                                                        Combined
                            (First                                                                                          (First
                           American                                                                                        American
                            Limited                                                           First                        Limited
First         Firstar        Term                                                            American       Firstar         Term
 American     Short-        Income                                                           Limited       Short-Term      Income
Limited Term   Term         Fund)                                                            Term Income    Bond Fund       Fund)
Income Fund   Bond Fund      Par/                                                            Fund  Market   Market         Market
Par/Shares    Par/Shares   Shares (1)                                                         Value          Value        Value (1)
------------  ----------   ----------                                                        ------------  ----------     ----------




                  1,019         1,019        Series 1993-1, Class 1A, 5.90%, 5/20/08                            1,016        1,016
                    916           916        Series 1993-4, Class 1A, 5.80%, 2/26/04                              918          918
                    931           931        Series 1994-1, Class 1A, 6.40%, 5/25/25                              945          945
                                          Advanta Mortgage Loan Trust:
                    379           379        Series 1993-3, Class A1, 4.90%, 1/25/10                              378          378
                    972           972        Series 1993-4, Class A1, 5.50%, 3/25/10                              968          968
                                          Advanta Home Equity Loan Trust:
                    518           518        Series 1992-3, Class A1, 6.05%, 9/25/08                              522          522
                    927           927        Series 1993-2, Class A2, 6.15%, 10/25/09                             928          928
                                          Amresco Residential Securities Mortgage Loan,
                    387           387        Series 1998-2, Class A2, 6.245%, 4/25/22                             386          386
                                          Banc One Home Equity Trust
                                             Series 1999-2 Class A3
    4,000                       4,000        6.94%, 6/25/29                                         4,098                    4,098
                                          Corestates Home Equity Trust,
                    943           943        Series 1996-1, Class A3, 7.00%, 12/15/09                             953          953
                                          EQCC Home Equity Loan Trust:
                  1,178         1,178        Series 1993-3, Class A, 5.15%, 9/15/08                             1,176        1,176
                    857           857        Series 1993-4, Class A, 5.725%, 12/15/08                             860          860
                    611           611        Series 1996-2, Class A2, 7.125%, 12/15/10                            614          614
                                          Equivantage Home Equity:
                  1,556         1,556        Series 1996-1, Class A, 6.55%, 10/25/25                            1,581        1,581
                  3,249         3,249        Series 1996-4, Class A, 6.75%, 1/25/28                             3,318        3,318
                                          GE Home Equity Loan Asset-Backed Certificates:
                  1,283         1,283        Series 1991-1, Class B, 8.70%, 9/15/11                             1,301        1,301
                  2,000         2,000        Series 1996-HE1, Class A4, 7.30%, 2/25/25                          2,047        2,047
                                          Green Tree Financial
                                             Series 1997-2 Class A6
                  2,965         2,965        7.24%, 6/15/28                                         3,102                    3,102
                                          Green Tree Home Equity Loan rust
                                             Series 1999-C Class A3
                  4,500         4,500        6.77%, 7/15/30                                         4,620                    4,620
                                          Residential Asset Securities
                                             Series 2000-KS1 Class AI2
                  5,000         5,000        7.70%, 5/25/21                                         5,160                    5,160
                                          The Money Store Home Equity Trust,
                    541           541        Series 1993-B, Class A2, 6.975%, 7/15/08                             551          551
                  1,237         1,237        Series 1993-B, Class A3, 6.10%, 5/15/22                            1,247        1,247
    2,415                       2,415        Series 1994-A, Class A4, 6.275%, 12/15/22              2,451                    2,451
                    120           120        Series 1995-C, Class A3, 6.55%, 9/15/21                              120          120
      592                         592        Series 1996-D, Class A6, 6.83%, 6/15/21                  592                      592
                    925           925        Series 1997-B, Class A3, 6.90%, 7/15/38                              950          950
                                          UCFC Home Equity Loan,
                    374           374        Series 1996-C1, Class A4, 7.475%, 3/15/20                            379          379
                                                                                               ----------  ----------    ---------
                                                                                                   20,023      21,158       41,181
                                                                                               ----------  ----------    ---------

                                             RECREATIONAL VEHICLES - 0.7%
                                             Distribution Financial Services RV Trust
    2,600                       2,600           Series 1999-3 Class A4 6.65%, 3/15/11               2,666                    2,666
                                                                                               ----------  ----------     --------


                                             VACATION PROPERTIES - 0.1%
                                             Patten Series 1995-1A (2) (4)
      343                         343           7.25%, 9/01/13                                        340                      340
                                                                                               ----------  ----------     --------


                                          TOTAL ASSET-BACKED SECURITIES
                                                                                               ----------  ----------     ---------
                                             (Cost $50,291, $28,735 and $79,026)                   51,514      29,234        80,748
                                                                                               ----------  ----------     ---------

                                          U.S. GOVERNMENT & AGENCY SECURITIES - 23.3%
                                             U.S. AGENCY DEBENTURES - 2.0%
                                             FHLB
    2,000                       2,000           6.50%, 11/15/05                                     2,104                     2,104
    3,000                       3,000           5.375%, 2/15/06                                     3,017                     3,017
                                             FHLMC
    1,500                       1,500           7.00%, 7/15/05                                      1,601                     1,601
                                             FNMA
    1,000                       1,000           5.50%, 2/15/06                                      1,012                     1,012
                                                                                               ----------  ----------     ---------
                                                                                                    7,734           -         7,734
                                                                                               ----------  ----------     ---------

                                             U.S. TREASURY OBLIGATIONS - 21.3%
                                             U.S. Treasury Bonds
                 18,150        18,150           10.75%, 2/15/03                                                20,222        20,222
                 18,850        18,850           11.875%, 11/15/03                                              22,301        22,301
                                             U.S. Treasury Notes
                  9,675         9,675           6.25%, 1/31/02                                                  9,834         9,834

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                          Pro Forma
                           Pro Forma                                                                                      Combined
                           Combined                                                                 First                  (First
   First                    (First                                                                 American               American
  American                 American                                                                 Limited                Limited
  Limited                  Limited                                                                   Term      Firstar       Term
   Term      Firstar         Term                                                                   Income    Short-Term    Income
  Income    Short-Term     Income                                                                    Fund      Bond Fund     Fund)
   Fund      Bond Fund      Fund)                                                                   Market      Market      Market
Par/Shares  Par/Shares  Par/Shares (1)                                                               Value      Value      Value (1)
----------  ----------  --------------                                                           -----------  ----------  ----------
                12,500       12,500      6.375%, 8/15/02                                                          12,861      12,861
                12,300       12,300      7.25%, 5/15/04                                                           13,289      13,289
                 2,225        2,225      6.50%, 8/31/01                                                            2,244       2,244
                                                                                                           -      80,751      80,751
                                                                                                 -----------  ----------  ----------

                                         TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
                                            (Cost $7,685, $78,889 and $86,574)                         7,734      80,751      88,485
                                                                                                 -----------  ----------  ----------

                                         PRIVATE MORTGAGE-BACKED SECURITIES - 7.4%
                                            ADJUSTABLE RATE - 1.3%
                                            Merrill Lynch Mortgage Investors
                                               Series 1993-C Class A4
  4,850                       4,850            6.563%, 3/15/18                                         4,872                   4,872
                                                                                                 -----------  ----------  ----------


                                            FIXED RATE - 6.1%
                                            Advanta Mortgage Loan Trust
                                               Series 1998-2 Class A12
  4,000                       4,000            6.33%, 8/25/19                                          4,040                   4,040
                                            Collateralized Mortgage Obligation Trust,
                   623          623         Series 15, Class E, 5.00%, 3/20/18                                       604         604
                                            Countrywide Funding Series D
  1,500                       1,500         6.875%, 9/15/05                                            1,538                   1,538
                                            Countrywide Mortgage-Backed Securities
                                            1993-B Class A4
  1,463                       1,463         6.75%, 11/25/23                                            1,473                   1,473
                                            GE Capital Mortgage Services
                                            Series 1998-9 Class A2
  2,000                       2,000         6.50%, 6/25/28                                             2,024                   2,024
                                            Green Tree Financial Corp. Pass-Thru
                                               Certificates:
                   511          511         Series 1994-A, Class A, 7.05%, 3/15/14                                   510         510
                   600          600            Series 1992-2, Class A4, 8.15%, 1/15/18                               613         613
                    70           70            Series 1993-3, Class A5, 5.75%, 10/15/18                               70          70
                   854          854         Series 1995-5, Class A5, 6.90%, 9/15/26                                  868         868
                   169          169            Series 1996-1, Class A3, 6.20%, 3/15/27                               170         170
                                            Morserv Series 1994-1 Class 1A5
  3,378                       3,378            7.00%, 10/25/25                                         3,381                   3,381
                                            PNC Mortgage Securities
                                               Series 1999-5 Class 1A1
  1,744                       1,744            6.15%, 6/25/29                                          1,751                   1,751
                                            Prudential Securities Secured Financing Corp.:
                 1,001        1,001            Series 1994-5, Class A1, 5.66%, 5/25/24                               999         999
                   237          237            Series 1998-C1, Class A1, 6.105%, 11/15/02                            237         237
                                            Residential Asset Mortgage Products
                                               Series 2000-RS3 Class A12
  3,000                       3,000            7.54%, 9/25/19                                          3,059                   3,059
                                            Residential Funding Series 1999-S5 Class A1
  1,700                       1,700            6.00%, 2/25/29                                          1,697                   1,697
                                                                                                 -----------  ----------  ----------
                                                                                                      18,963       4,071      23,034
                                                                                                 -----------  ----------  ----------

                                         TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
                                                                                                 -----------  ----------  ----------
                                            (Cost $23,581, $4,052 and $27,633)                        23,835       4,071      27,906
                                                                                                 -----------  ----------  ----------

                                         INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) - 0.9%
                                            Ford Capital BV Debentures,
                 1,450        1,450         9.875%, 5/15/02                                                        1,523       1,523
                                            Korea Development Bank Bonds,
                 2,000        2,000         7.125%, 9/17/01                                                        2,013       2,013
                                                                                                 -----------  ----------  ----------

                                         TOTAL INTERNATIONAL/YANKEE (US $ DENOMINATED)
                                            (Cost $0, $3,491 and $3,491)                                   -       3,536       3,536
                                                                                                 -----------  ----------  ----------

                                         OTHER - 0.1%
                                            Florida Housing Finance Agency:
                    10           10         Antigua Club-A-2, 8.625%, 8/01/01                                         11          11
                    75           75            Maitland Club-B-2, 8.625%, 8/01/01                                     75          75
                   135          135            Brittany Apartments-C-2, 8.625%, 8/01/02                              140         140
                                                                                                 -----------  ----------  ----------

                                         TOTAL OTHER
                                            (Cost $0,  $220 and $220)                                      -         226         226
                                                                                                 -----------  ----------  ----------


                                         RELATED PARTY MONEY MARKET FUND - 1.3%
969,268    4,010,694      4,979,962         First American Prime Obligations Fund (5)                    969        4011        4980
                                                                                                 -----------  ----------  ----------

                                         TOTAL RELATED PARTY MONEY MARKET FUND

FIRST AMERICAN LIMITED TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN LIMITED TERM INCOME FUND AND FIRSTAR SHORT-TERM BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                           Pro Forma
                             Pro Forma                                                                                     Combined
                              Combined                                                                                      (First
                              (First                                                                                       American
  First                      American                                                                                       Limited
 American                     Limited                                                                                        Term
  Limited       Firstar        Term                                                       First American      Firstar       Income
   Term       Short-Term       Income                                                      Limited Term     Short-Term       Fund)
Income Fund    Bond Fund       Fund)                                                       Income Fund       Bond Fund      Market
Par/Shares    Par/Shares   Par/Shares (1)                                                  Market Value     Market Value   Value (1)
-----------   ----------   --------------                                                 --------------    ------------   ---------
                                               (Cost $969, $4,011, $4,980)                          969            4,011       4,980
                                                                                           -------------    ------------   ---------

                                            TOTAL INVESTMENTS  - 98.6%
                                               (Cost $168,455, $197,702, and $366,157)        $ 171,993        $ 201,650   $ 373,643
                                                                                           =============    ============   =========

         (1) Management does not anticipate having to sell any securities as a result of the merger.

         (2) Variable Rate Security-the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.

         (3) Interest Payments are infrequent

         (4) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

         (5) This money market fund is advised by the US Bank National Association who also serves as Advisor for this fund.

         FHLB - Federal Home Loan Bank
         FHLMC - Federal Home Loan Mortgage Corporation
         FNMA - Federal National Mortgage Association
         GNMA - Government National Mortgage Association

                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                              Pro Forma                                                                                  Pro Forma
                              Combined                                                                                   Combined
                               (First                                                                                     (First
                              American                                                                                   American
   First                    Intermediate                                                       First                    Intermediate
  American                      Term                                                          American                     Term
Intermediate    Firstar        Income                                                       Intermediate    Firstar       Income
Term Income   Intermediate      Fund)                                                       Term Income   Intermediate    Fund)
   Fund        Bond Fund         Par                                                           Fund        Bond Fund      Market
 Par/Shares    Par/Shares    /Shares (4)(5)                                              Market Value  Market Value  Value (4)(5)
------------  ------------  --------------                                                  ------------  ------------  ------------
                                             CORPORATE BONDS - 37.3%
                                               CONSUMER GOODS - 2.8%
                                               Brown-Forman Corporation
$                  $ 1,000         $ 1,000         7.38%, 5/10/05                           $                  $ 1,063    $ 1,063
                                               Campbell Soup Company
                     1,000           1,000         6.90%, 10/15/06                                               1,036      1,036
                                               Cendant Corporation
                     1,880           1,880         7.75%, 12/01/03                                               1,876      1,876
                                               Clorox
                       100             100         8.80%, 7/15/01                                                  101        101
                                               Coca-Cola Enterprises
      2,000                          2,000         6.70%, 10/15/36                                2,065                     2,065
                                               Continental Cablevision, Inc. Debentures,
                     4,525           4,525         9.50%, 8/01/13                                                4,965      4,965
                                               Dana Corporation
                     1,700           1,700         6.25%, 3/01/04                                                1,503      1,503
                                               General Mills Inc.
                     1,000           1,000         8.90%, 3/15/06                                                1,134      1,134
                                               News America Holdings Debentures,
                       750             750         10.125%, 10/15/12                                               814        814
                                               J.C. Penney Company, Inc. Debentures:
                     1,950           1,950         9.75%, 6/15/21                                                1,403      1,403
                       875             875         8.25%, 8/15/22                                                  585        585
                                               The May Department Stores Debentures,
                     2,000           2,000         9.875%, 6/15/21                                               2,108      2,108
                                               Procter & Gamble
                        50              50         8.00%, 11/15/03                                                  54         54
                                               Quaker Oats
                       150             150         9.00%, 12/07/01                                                 154        154
                       125             125         9.00%, 12/10/01                                                 128        128
                                               Target
      5,000                          5,000         5.875%, 11/01/08                               4,941                     4,941
                                               Wal-Mart Stores
                       100             100         6.50%, 6/01/03                                                  103        103
                       600             600         7.50%, 5/15/04                                                  641        641
                                                                                               --------        --------   --------
                                                                                                  7,006         17,669     24,675
                                                                                               --------        --------   --------

                                               ENERGY - 3.0%
                                               Conoco
      6,500                          6,500         5.90%, 4/15/04                                 6,571                     6,571
                                               Dynegy, Inc. Senior Notes,
      5,000          2,100           7,100         6.875%, 7/15/02                                5,088          2,125      7,213
                                               El Paso
      5,000                          5,000         6.75%, 5/15/09                                 5,006                     5,006
                                               Xcel Energy
      5,000                          5,000         7.0%, 12/01/10                                 5,104                     5,104
                                               Exxon Capital Corporation
                       100             100         6.625%, 8/15/02                                                 103        103
                                               Texaco Capital Inc.
                     1,000           1,000         7.09%, 2/01/07                                                1,072      1,072
                                               Union Texas Petroleum
                     1,000           1,000         8.50%, 4/15/07                                                1,132      1,132
                                                                                               --------        --------   --------
                                                                                                 21,769          4,432     26,201
                                                                                               --------        --------   --------

                                               FINANCE - 17.0%
                                               ABN AMRO
                     1,600           1,600         7.25%, 5/31/05                                                1,689      1,689
      5,000                          5,000         7.55%, 6/28/06                                 5,360                     5,360
                                               Aetna Services, Inc. Company Guarantee,
                     3,000           3,000         6.75%, 8/15/01                                                3,018      3,018
                                               Aetna Services, Inc. Debentures,
                     1,375           1,375         6.75%, 9/15/13                                                1,376      1,376
                                               Amsouth Bancorp Subordinated Notes,
                     1,500           1,500         7.75%, 5/15/04                                                1,565      1,565
                                               Associated P&C Holdings Senior Notes,
                     1,500           1,500         6.75%, 7/15/03 (Acquired 9/03/99;                             1,517      1,517
                                                                   Cost $1,431) (1)
                                               Associates Corporation NA
                     1,000           1,000         7.23%, 5/17/06                                                1,054      1,054
                        50              50         6.875%, 2/01/03                                                  52         52
                                               BankAmerica Corporation Subordinated Notes,
                       200             200         8.125%, 2/01/02                                                 205        205
                     2,000           2,000         10.00%, 2/01/03                                               2,161      2,161

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                              Pro Forma                                                                                  Pro Forma
                              Combined                                                                                   Combined
                               (First                                                                                     (First
                              American                                                                                   American
   First                    Intermediate                                                       First                    Intermediate
  American                      Term                                                          American                     Term
Intermediate    Firstar        Income                                                       Intermediate    Firstar       Income
Term Income   Intermediate      Fund)                                                       Term Income   Intermediate     Fund)
   Fund        Bond Fund         Par                                                           Fund        Bond Fund      Market
 Par/Shares    Par/Shares   /Shares (4)(5)                                                  Market Value  Market Value  Value (4)(5)
------------  ------------  --------------                                                  ------------  ------------  ------------
                                             BankBoston Notes,
                     1,450           1,450       6.375%, 4/15/08                                                 1,451      1,451
                                             Bankers Trust - NY, Subordinated Debentures,
                     6,000           6,000       8.125%, 5/15/02                                                 6,208      6,208
                       500             500       7.25%, 1/15/03                                                    516        516
                                             Bank of America
      5,000                          5,000       7.125%, 9/15/06                                   5,270                    5,270
                                             Bank of Oklahoma, Subordinated Notes,
                     1,300           1,300       7.125%, 8/15/07                                                 1,293      1,293
                                             Bank One NA
                        50              50       6.625%, 4/15/03                                                    51         51
                                             Bear Stearns
      5,000                          5,000       6.875%, 10/01/05                                  5,120                    5,120
                                             Bear Stearns Company Senior Notes:
                     2,000           2,000       9.375%, 6/01/01                                                 2,014      2,014
                       500             500       8.25%, 2/01/02                                                    512        512
                       150             150       6.25%, 7/15/05                                                    150        150
                                             Boatmens Bancshares
                       400             400       8.625%, 11/15/03                                                  432        432
                                             Chase Manhattan Corp. Subordinated Notes,
                     2,300           2,300       9.375%, 7/01/01                                                 2,322      2,322
                       500             500       7.125%, 3/01/05                                                   520        520
                                             Cigna
      3,075                          3,075       7.40%, 1/15/03                                    3,170                    3,170
                                             Continental Bank N.A. Subordinated Notes,
                     2,875           2,875       12.50%, 4/01/01                                                 2,875      2,875
                                             Donaldson, Lufkin Jenrette, Inc. Senior Notes,
                     3,000           3,000       5.875%, 4/01/02                                                 3,030      3,030
                                             First Chicago
      5,000                          5,000       7.625%, 1/15/03                                   5,188                    5,188
                                             First Interstate Bancorp Subordinated Notes,
                     2,350           2,350       10.875%, 4/15/01                                                2,354      2,354
                       500             500       9.90%, 11/15/01                                                   516        516
                                             First National Bank Omaha Subordinated Notes:
                     1,600           1,600       7.32%, 12/01/10                                                 1,598      1,598
                                             FPL Group Capital, Inc. Guaranteed Notes,
                     1,500           1,500       7.625%, 9/15/06                                                 1,603      1,603
                                             Goldman Sachs Group Notes,
                     5,000           5,000       6.25%, 2/01/03 (Acquired 2/01/96;                               5,069      5,069
                                                                 Cost $4,988) (1)
                                             Heller Financial
      7,000                          7,000       7.875%, 5/15/03                                   7,313                    7,313
                                             Homeside, Inc. Senior Notes,
                     1,000           1,000       11.25%, 5/15/03                                                 1,050      1,050
                                             Household Finance
      5,000                          5,000       7.00%, 8/01/03                                    5,162                    5,162
                                             Key Bank NA
      4,000                          4,000       7.00%, 2/01/11                                    4,071                    4,071
                                             Lehman Brothers Holdings, Inc. Notes:
                     1,212           1,212       8.875%, 3/01/02                                                 1,251      1,251
                       800             800       8.75%, 5/15/02                                                    830        830
                     2,700           2,700       7.50%, 9/01/06                                                  2,830      2,830
                                             Lehman Brothers, Inc. Debentures:
                     2,450           2,450       11.625%, 5/15/05                                                2,906      2,906
                                             Lehman Brothers Holdings Inc., Optional Put @10
                                                 on 8/1/03
      5,025                          5,025       7.50%, 8/01/26                                    5,205                    5,205
                                             Merrill Lynch & Company Notes,
                       500             500       8.00%, 06/01/07                                                   545        545
                     7,000           7,000       5.75%, 11/04/02                                                 7,074      7,074
                                             National Westminster Bank Debentures,
                     1,700           1,700       9.375%, 11/15/03                                                1,866      1,866
                                             National Westminster Bank Subordinated Notes,
                       845             845       9.45%, 5/01/01                                                    848        848
                                             Nations Bank Corporation
                       600             600       6.875%, 2/15/05                                                   621        621
                       500             500       7.75%, 8/15/04                                                    530        530
                                             NCNB Corp. Subordinated Notes,
                     2,380           2,380       10.20%, 7/15/15                                                 2,954      2,954
                                             Newcourt Credit Group Notes:
                     1,785           1,785       7.125%, 12/17/03 (Acquired 9/14/99,                             1,844      1,844
                                                                   Cost $1,772) (1)
      5,000          1,800           6,800       6.875%, 2/16/05 (Acquired 3/16/99,                5,137         1,849      6,986
                                                                  Cost $1,032) (1)
                                             Norwest Financial Inc.
                        50              50       6.125%, 8/01/03                                                    51         51

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                              Pro Forma                                                                                   (First
   First                      Combined                                                         First                     American
  American                  (First American                                                  American                  Intermediate
Intermediate    Firstar      Intermediate                                                   Intermediate    Firstar       Term
Term Income   Intermediate   Term Income                                                    Term Income   Intermediate Income Fund)
   Fund        Bond Fund      Fund) Par                                                     Fund        Bond Fund     Market
 Par/Shares    Par/Shares    /Shares(4)(5)                                                  Market Value  Market Value  Value(4)(5)
------------  ------------  ---------------                                                ------------  ------------  -----------
                                            Paine Webber Group, Inc. Notes:
                    3,000            3,000      7.115%, 1/27/04                                                  3,149      3,149
                      500              500      8.875%, 3/15/05                                                    558        558
                                            Principal Financial Group Senior Notes,
                    4,500            4,500      8.20%, 8/15/09 (Acquired 8/18/99,                                4,920      4,920
                                                                Cost $4,486) (1)
                                            Safeco
       1,000                         1,000      7.875%, 4/01/05                                    1,040                    1,040
                                            Salomon, Inc. Senior Notes,
                    1,100            1,100      6.75%, 2/15/03                                                   1,129      1,129
                                            Security Capital Group, Inc. Medium Term Notes,
                    1,700            1,700      7.75%, 11/15/03                                                  1,748      1,748
                                            Sprint Capital
       5,000                         5,000      5.70%, 11/15/03                                    4,925                    4,925
                                            Standard Federal Bancorp Medium Term Notes,
                    2,155            2,155      7.75%, 7/17/06                                                   2,341      2,341
                                            St. Paul Companies
                       25               25      7.49%, 11/06/02                                                     26         26
                       50               50      7.50%, 12/20/02                                                     52         52
                                            Transamerica Finance Corporation Senior Notes,
                    3,225            3,225      6.125%, 11/01/01                                                 3,245      3,245
                                            Wells Fargo Company
                      300              300      8.375%, 5/15/02                                                    312        312
                                            Westdeutsche Landesbank Subordinated Notes,
                    3,000            3,000      6.75%, 6/15/05                                                   3,074      3,074
                                                                                                 -------       --------  --------
                                                                                                  56,961        92,754    149,715
                                                                                                 -------       --------  --------

                                            HEALTHCARE - 0.6%
                                            United HealthCare Corporation Notes,
                    5,000            5,000      6.60%, 12/01/03 (Acquired 11/19/98,                              5,109      5,109
                                                                 Cost $4,989) (1)
                                                                                                 -------       --------  --------
                                                                                                       -         5,109      5,109
                                                                                                 -------       --------  --------

                                            MANUFACTURING - 6.6%
                                            Caterpillar, Inc. Sinking Fund Debentures,
                    1,634            1,634      9.75%, 6/01/19                                                   1,702      1,702
                                            Du Pont De Nemours
                    1,000            1,000      8.125%, 3/15/04                                                  1,080      1,080
                                            Ford Motor Credit
                      800              800      7.50%, 1/15/03                                                     826        826
       5,000                         5,000      7.50%, 6/15/03                                     5,188                    5,188
                    2,575            2,575      8.20%, 2/15/02                                                   2,642      2,642
                    1,000            1,000      9.03%, 12/30/09                                                  1,092      1,092
                                            General Electric Capital Corporation
                    5,000            5,000      8.75%, 5/21/07                                                   5,780      5,780
                                            General Motors Acceptance
                    1,000            1,000      5.75%, 11/10/03                                                  1,002      1,002
      10,000                        10,000      6.15%, 4/05/07                                     9,745                    9,745
                      500              500      6.75%, 2/07/02                                                     507        507
                      500              500      8.50%, 2/04/02                                                     516        516
                    1,000            1,000      9.625%, 12/15/01                                                 1,031      1,031
                                            Georgia Pacific Corp. Debentures:
                    1,150            1,150      9.50%, 12/01/11                                                  1,233      1,233
                      775              775      9.50%, 5/15/22                                                     749        749
                                            Honeywell International
       6,250                         6,250      7.00%, 3/15/07                                     6,664                    6,664
                                            International Paper Company
                    1,000            1,000      7.00%, 6/01/01                                                   1,002      1,002
                                            Lubrizol Corporation
                    1,000            1,000      5.875%, 12/01/08                                                   963        963
                                            McDonnell Douglas
      10,000                        10,000      6.875%, 11/01/06                                  10,525                   10,525
                                            Motorola
       5,000                         5,000      6.75%, 2/01/06                                     4,824                    4,824
                                            Raytheon Company
                    1,000            1,000      6.15%, 11/01/08                                                    946        946
                                                                                                 -------       --------  --------
                                                                                                  36,946        21,070     58,016
                                                                                                 -------       --------  --------

                                            SERVICES - 1.1%
                                            Electronic Data Systems
       5,000                         5,000      7.125%, 10/15/09                                   5,250                    5,250
                                            Hertz
       4,000                         4,000      6.30%, 11/15/06                                    4,032                    4,032
                                                                                                 -------       --------  --------
                                                                                                   9,282             -      9,282
                                                                                                 -------       --------  --------

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                              Pro Forma                                                                                   (First
   First                      Combined                                                         First                     American
  American                  (First American                                                  American                  Intermediate
Intermediate    Firstar      Intermediate                                                 Intermediate    Firstar       Term
Term Income   Intermediate   Term Income                                                   Term Income   Intermediate Income Fund)
   Fund        Bond Fund      Fund) Par                                                       Fund        Bond Fund     Market
 Par/Shares    Par/Shares    /Shares (4)(5)                                                Market Value  Market Value  Value(4)(5)
------------  ------------  ---------------                                                ------------  ------------  -----------
                                            TECHNOLOGY - 0.1%
                                            Applied Materials, Inc.
                     1,000           1,000      7.00%, 9/06/05                                                      1,041      1,041
                                            Computer Associates International
                       275             275      6.25%, 4/15/03                                                        272       272
                                                                                                     ------       -------    -------
                                                                                                          -         1,313      1,313
                                                                                                     ------       -------    -------
                                            TELECOMMUNICATIONS AND CELLULAR - 1.6%
                                            AT&T Capital Corporation Company Guarantee:
                     1,075           1,075      6.75%, 2/04/02                                                      1,085      1,085
                                            AT&T Corporation
                        50              50      7.125%, 1/15/02                                                        50         50
                     1,150           1,150      6.75%, 4/01/04                                                      1,176      1,176
                       100             100      7.00%, 5/15/05                                                        103        103
                                            GTE California Inc.
                     1,000           1,000      6.70%, 9/01/09                                                      1,021      1,021
                                            Pacific Bell
                     1,065           1,065      7.25%, 7/01/02                                                      1,096      1,096
                                            Rochester Telephone Corporation Debentures,
                     1,000           1,000      9.00%, 8/15/21                                                        977        977
                                            Southwestern Bell Telephone Company
                     1,000           1,000      6.56%, 11/15/05                                                     1,032      1,032
                                            Vodafone Group (1)
       7,000                         7,000      7.625%, 2/15/05                                       7,429                    7,429
                                                                                                     ------       -------    -------
                                                                                                      7,429         6,541     13,970
                                                                                                     ------       -------    -------

                                            TRANSPORTATION - 2.9%
                                            Air 2 US,
                     1,000           1,000      10.127%, 10/01/20                                                   1,087      1,087
                                            American West Airlines, Pass-Thru Certificates,
                     1,830           1,830      8.54%, 1/02/06 (Acquired 9/14/99) (1)                               1,885      1,885
                                            Continental Airlines, Series 99-2
       3,500                         3,500      7.056%, 9/15/09                                       3,640                    3,640
                                            Continental Airlines Inc. Pass-Thru Certificates,
                     1,422           1,422      6.80%, 7/02/07                                                      1,431      1,431
                                            Delta Airlines, Series 00-1
       5,000                         5,000      7.57%, 11/18/10                                       5,430                    5,430
                                            Federal Express Corporation Notes,
                     1,500           1,500      9.65%, 6/15/12                                                      1,790      1,790
                                            Federal Express Sinking Fund Pass-Thru
                                              Certificates,
                       738             738      7.89%, 9/23/08                                                        768        768
                                            Northwest Airlines Pass-Thru Certificates:
                       794             794      8.13%, 2/01/14                                                        812        812
                       753             753      7.248%, 7/02/14                                                       715        715
                                            PraxAir Inc.
                     1,000           1,000      6.90%, 11/01/06                                                     1,032      1,032
                                            Toll Road Investors Debentures,
                     4,800           4,800      0.00%, 2/15/04 (Acquired 4/23/99,                                   4,079      4,079
                                                                Cost $3,591) (1)
                                            Union Pacific Corporation
                       200             200      7.875%, 2/15/02                                                       204        204
                                            United Airlines Pass-Thru Certificates,
                     2,952           2,952      7.27%, 1/30/13                                                      2,860      2,860
                                                                                                     ------       -------    -------
                                                                                                      9,070        16,663     25,733
                                                                                                     ------       -------    -------

                                            UTILITIES - 1.3%
                                            Conectiv, Inc. Medium Term Notes,
                     3,000           3,000      6.73%, 6/01/06                                                      3,070      3,070
                                            Marlin Water Trust Senior Notes,
                     2,492           2,492      7.09%, 12/15/01 (acquired 12/08/98;                                 2,514      2,514
                                                                 Cost $2,492) (1)
                                            National Rural Utilities
                       100             100      6.65%, 10/01/05                                                       103        103
                                            Oneok, Inc. Notes,
                     1,100           1,100      7.75%, 8/15/06                                                      1,175      1,175
                                            Osprey Trust Secured Notes,
                     2,300           2,300      8.31%, 1/15/03 (Acquired 9/16/99,                                   2,371      2,371
                                                                Cost $2,300) (1)
                                            Pacific Gas & Electric
                        50              50      6.25%, 8/01/03                                                         49         49
                                            PSI Energy, Inc. Debentures,
                     1,600           1,600      7.85%, 10/15/07                                                     1,648      1,648
                                                                                                     ------       -------    -------
                                                                                                          -        10,930     10,930
                                                                                                     ------       -------    -------

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                  Pro Forma                                                                          Pro Forma
                                   Combined                                                                           Combined
                                (First American                                                                    (First American
First American     Firstar        Intermediate                                 First American       Firstar          Intermediate
Intermediate      Intermediate    Term Income                                   Intermediate      Intermediate       Term Income
Term Income       Bond Fund         Fund)                                      Term Income Fund    Bond Fund           Fund)
Fund Par/Shares   Par/Shares    Par/Shares(4)(5)                                Market Value      Market Value   Market Value (4)(5)
----------------  ------------  --------------                                 ----------------   ------------    ----------------
                                                 OTHER - 0.3%
                                                 Hydro-Quebec
           2,369                         2,369    9.40%, 2/01/21                          3,025                              3,025
                                                                                  -------------    ------------      -------------
                                                                                          3,025               -              3,025
                                                                                  -------------    ------------      -------------

                                                 TOTAL CORPORATE BONDS
                                                  (Cost $153,016,
                                                  $181,552 and $334,568)                151,488         176,480            327,968
                                                                                  -------------    ------------      -------------

                                                 U.S. GOVERNMENT & AGENCY
                                                     SECURITIES - 38.3%
                                                   U.S. AGENCY
                                                   DEBENTURES - 17.1%
                                                   Federal Farm
                                                   Credit Bank
                                                   (FFCB)
           6,350                         6,350    6.10%, 11/04/04                        6,569                               6,569
                         5,000           5,000     5.75%, 9/01/05                                         5,099              5,099
                         3,000           3,000     5.93%, 6/10/08                                         3,069              3,069
                         5,000           5,000     5.24%, 10/01/08                                        4,889              4,889
                         3,000           3,000     5.87%, 9/02/08                                         3,052              3,052
                                                 Federal Home Loan
                                                 Bank (FHLB)
           5,000                         5,000     5.875%, 8/15/01                        5,020                              5,020
           5,000                         5,000     5.995%, 11/21/0                        5,042                              5,042
           5,000                         5,000     5.125%, 9/15/03                        5,041                              5,041
           3,000                         3,000     6.25%, 8/13/04                         3,116                              3,116
           5,000                         5,000     6.06%, 5/24/06                         5,158                              5,158
                         4,000           4,000     6.09%, 6/02/06                                         4,147              4,147
           6,000                         6,000     6.375%, 8/15/06                        6,304                              6,304
                         5,500           5,500     5.795%, 6/19/08                                        5,579              5,579
           4,500                         4,500     5.54%, 1/08/09                         4,455                              4,455
                         3,000           3,000     7.375%, 2/12/10                                        3,338              3,338
                         3,000           3,000     5.89%, 6/30/08                                         3,060              3,060
                                                 Federal Home Loan
                                                 Mortgage Corporation
                                                     (FHLMC)
                         8,000           8,000     6.875%, 1/15/05                                        8,474              8,474
           6,000                         6,000     5.95%, 1/19/06                         6,181                              6,181
                         9,000           9,000     6.625%, 9/15/09                                        9,539              9,539
                        10,000          10,000     6.50%, 3/01/16                                         9,811              9,811
                         4,521           4,521     6.00%, 4/01/29                                         4,415              4,415
                                                 Federal National
                                                 Mortgage Association
                                                      (FNMA)
                         6,000           6,000     6.40%, 9/27/05                                         6,273              6,273
                         9,933           9,933     6.00%, 2/01/16                                         9,928              9,928
                         5,000           5,000     6.00%, 3/01/31                                         4,881              4,881
                                                 Government Nation
                                                 Mortgage Association
                                                       (GNMA)
                         4,998           4,998     6.00%, 3/01/31                                         4,879              4,879
                                                 Tennessee Valley
                                                 Authority (TVA)
                         8,000           8,000     6.375%, 6/15/05                                        8,328              8,328
           5,000                         5,000     6.00%, 9/24/02                         5,101                              5,101
                                                                                  -------------    ------------      -------------
                                                                                         51,987          98,762            150,749
                                                                                  -------------    ------------      -------------

                                                 U.S. TREASURY
                                                 OBLIGATIONS - 21.2%
                                                 U.S. Treasury Bonds:
           5,000                         5,000     11.625%, 11/15/02                      5,566                              5,566
                        10,000          10,000     13.75%, 8/15/04                                       12,841             12,841
                        23,200          23,200     10.75%, 8/15/05                                       28,742             28,742
                                                 U.S. Treasury Strip
                                                   Principal Only:
                        74,900          74,900     0.00%, 11/15/04                                       63,421             63,421
                        42,000          42,000     0.00%, 8/15/05                                        34,264             34,264
          11,068                        11,068     3.50%, 1/15/11                        11,255                             11,255
                                                 U.S. Treasury Notes
                                         5,000     7.875%, 8/15/01                        5,065                              5,065
           2,000                         2,000     5.25%, 8/15/03                         2,043                              2,043
           5,000                         5,000     7.25%, 5/15/04                         5,402                              5,402
           8,000                         8,000     7.00%, 7/15/06                         8,856                              8,856
           5,000                         5,000     6.125%, 8/15/07                        5,353                              5,353
           3,000                         3,000     5.625%, 5/15/08                        3,132                              3,132
                                                                                  -------------    ------------      -------------
                                                                                         46,672         139,268            185,940
                                                                                  -------------    ------------      -------------

                                                 TOTAL U.S. GOVERNMENT &
                                                  AGENCY SECURITIES
                                                 (Cost $94,906, $217,500
                                                  and $312,406)                          98,659         238,029            336,688
                                                                                  -------------    ------------      -------------

                                                 U.S. AGENCY MORTGAGE-
                                                 BACKED SECURITIES - 6.0%
                                                 FIXED RATE - 6.0%
                                                 Federal Home Loan
                                                 Mortgage Corporation
                                                 (FHLMC)                                                                         -
           1,263                         1,263   Series 1602, Class
                                                 C, 7.00%, 5/15/03                        1,287                              1,287
           5,085                         5,085   Series 1606, Class
                                                 H, 6.00%, 11/15/08                       5,146                              5,146
           7,599                         7,599   Series 2166, Class
                                                 AC, 6.50%, 3/15/26                       7,724                              7,724

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                                                                                                          (First
   First                      Pro Forma                                                        First                     American
  American                    Combined                                                       American                  Intermediate
Intermediate    Firstar     (First American                                                 Intermediate    Firstar       Term
Term Income   Intermediate Intermediate Term                                                Term Income   Intermediate Income Fund)
   Fund        Bond Fund     Income Fund)                                                      Fund        Bond Fund     Market
 Par/Shares    Par/Shares  Par/Shares (4)(5)                                                Market Value  Market Value  Value(4)(5)
------------  ------------ -----------------                                                ------------  ------------  -----------
                                                Federal National Mortgage Association
                                                   (FNMA)
            691                            691   Pool #050145, 10.00%., 11/01/18                    745                        745
            825                            825   Pool #050776, 6.00%, 8/01/08                       834                        834
          3,332                          3,332   Pool #252632, 6.00%, 7/01/06                     3,364                      3,364
            728                            728   Pool #303753, 9.00%, 12/01/20                      756                        756
          4,557                          4,557   Pool #323715, 6.00%, 5/01/29                     4,449                      4,449
            579                            579   Pool #341727, 9.50%, 6/01/21                       609                        609
          7,305                          7,305   Pool #440780, 5.50%, 2/01/04                     7,179                      7,179
          7,272                          7,272   Pool #G40394, 5.50%, 9/01/06                     7,292                      7,292
          1,000                          1,000   Series 1993-55, Class J, 6.50%,
                                                 11/25/07                                         1,026                      1,026
          7,119                          7,119   Series 1996-10, Class C, 6.50%,
                                                  12/25/23                                        7,204                      7,204
          1,132                          1,132   Series 1996-57, Class E, 7.00%,
                                                 6/25/03                                          1,153                      1,153
                                                Government National Mortgage
                                                Association (GNMA)
            350                            350    Pool #2007, 9.00%, 5/20/25                        362                        362
            610                            610    Pool # 2038, 8.50%, 7/20/25                       631                        631
          1,010                          1,010    Pool #312046, 9.00%, 8/15/21                    1,063                      1,063
                                                Real Estate Mortgage Investment
                                                  Conduit (REMIC):
                           172             172    Series 1551, Class E, 6.50%,
                                                    9/15/07                                                       174          174
                           316             316    Series 1167, Class E, 7.50%,
                                                   11/15/21                                                       326          326
                           922             922    Series 1286, Class A, 6.00%,
                                                  5/15/22                                                         916          916
                                                Real Estate Mortgage Investment
                                                  Conduit (REMIC):
                           348             348    Series 1992-103, Class L, 7.50%,
                                                   11/25/02                                                       349          349
                           179             179    Series 1990-89, Class K, 6.50%,
                                                   7/25/20                                                        180          180
                                                                                        -------------    ------------     --------

                                                 TOTAL U.S. AGENCY MORTGAGE-BACKED
                                                  SECURITIES
                                                  (Cost $49,193, $1,912 and $51,105)           50,824           1,945       52,769
                                                                                        -------------    ------------     --------

                                                 ASSET-BACKED SECURITIES - 5.5%
                                                  AUTO LOAN RECEIVABLES - 0.4%
                                                  Honda Auto Lease Trust,
                         3,000           3,000    Series 1999-A, Class A5, 6.65%,
                                                  7/15/05                                                       3,051        3,051
                                                                                        -------------    ------------     --------
                                                                                                    -           3,051        3,051
                                                                                        -------------    ------------     --------

                                                 CREDIT CARD RECEIVABLES - 0.5%
                                                   American Express Master Trust,
                         2,000           2,000     Series 1994-2, Class A, 7.60%,
                                                   8/15/02                                                      2,026        2,026
                                                   Chemical Master Credit Card Trust,
                           633             633     Series 1995-3, Class A, 6.23%,
                                                    8/15/02                                                       646          646
                                                   Citibank Credit Card Master
                                                   Trust, Principal Only:
                         1,875           1,875     Series 1997-6, Class A, 0.00%,
                                                    8/15/06                                                     1,562        1,562
                                                                                         ------------    ------------     --------
                                                                                                   -            4,233        4,233
                                                                                         ------------    ------------     --------

                                                HOME EQUITY LOAN RECEIVABLES - 4.6%
                                                Advanta Home Equity Loan Trust:
                           431             431     Series 1993-1, Class A1, 5.95%,
                                                    3/25/09                                                       430          430
                           571             571     Series 1993-1, Class A2, 5.95%,
                                                    5/25/09                                                       570          570
                                                AFC Home Equity Loan Trust:
                         1,339           1,339     Series 1993-4, Class 1A, 5.80%,
                                                   2/26/24                                                      1,342        1,342
                         2,000           2,000     Series 1996-4, Class 1A7, 6.86%,
                                                    3/25/27                                                     2,045        2,045
                                                American Southwest Financial
                                                Securities
          5,941                          5,941     Series 1995-C1, Class A1B, 7.40%,
                                                    11/17/04                                    6,091                        6,091
                                                Contimortage Home Equity Loan Trust:
                         2,950           2,950     Series 1997-5, Class A5, 6.63%,
                                                    12/15/20                                                    3,015        3,015
                           918             918     Series 1997-2, Class A9, 7.09%,
                                                       4/15/28                                                    944          944
                         2,847           2,847     Series 1997-3, Class A9, 7.12%,
                                                   8/15/28                                                      2,913        2,913
                                                Corestates Home Equity Trust,
                           432             432     Series 1996-1, Class A3, 7.00%,
                                                    12/15/09                                                      437          437
                                                Delta Funding Home Equity Loan Trust,
                         1,947           1,947     Series 1997-4, Class A5F, 6.67%,
                                                   1/25/28                                                      1,983        1,983
                                                EQCC Home Equity Loan Trust:
                           566             566     Series 1993-4, Class A, 5.725%,
                                                    12/15/08                                                      568          568
                           732             732     Series 1994-1, Class A, 5.80%,
                                                    3/15/09                                                       734          734
            134                            134     Series 1994-2, Class A2, 7.35%,
                                                    6/15/14                                       134                          134
                         2,000           2,000     Series 1996-1, Class A4, 6.56%,
                                                    3/15/23                                                     2,038        2,038
                         1,764           1,764     Series 1997-1, Class A7, 7.12%,
                                                   5/15/28.                                                     1,822        1,822
                                                Green Tree Financial
          4,999                          4,999     Series 1996-9, Class A5, 7.20%,
                                                    1/15/28                                     5,173                        5,173
                                                New Century Home Equity Loan Trust
          2,666                          2,666     Series 1997-NC6, Class A3, 6.59%,
                                                    12/25/19                                    2,659                        2,659
                                               Salomon Smith Barney Holdings
          7,000                          7,000     5.875%, 3/15/06                              6,957                        6,957
                                               UCFC Home Equity Loan,

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                          Pro
                        Pro                                                                                              Forma
                       Forma                                                                                            Combined
 First                Combined                                                                     First                 (First
American               (First                                                                     American               American
 Inter-    Firstar    American                                                                     Inter-     Firstar     Inter-
 mediate   Inter-   Intermediate                                                                   mediate    Inter-     mediate
  Term     mediate     Term                                                                         Term      mediate     Term
 Income     Bond      Income                                                                       Income      Bond      Income
  Fund      Fund       Fund)                                                                        Fund       Fund       Fund)
  Par/      Par/       Par/                                                                         Market     Market    Market
 Shares    Shares  Shares (4)(5)                                                                    Value      Value   Value (4)(5)
--------  --------  -----------                                                                   ---------   --------  ---------
               644        644               Series 1995-C2, Class A6, 6.825%, 10/10/26                             646        646
                                                                                                   --------   --------  ---------
                                                                                                     21,014     19,487     40,501
                                                                                                   --------   --------  ---------

                                      TOTAL ASSET-BACKED SECURITIES
                                        (Cost $13,779, $26,304 and $40,083)                          21,014     26,771     47,785
                                                                                                   --------   --------  ---------

                                      PRIVATE MORTGAGE-BACKED SECURITIES - 7.2%
                                        ADJUSTABLE RATE (2) - 0.9%
                                        Merrill Lynch Mortgage Investors
  6,000                 6,000               Series 1995-C3, Class A3, 7.071%, 12/26/25                6,249                 6,249
                                        Prudential Home Mortgage Securities
  1,626                 1,626               Series 1994-28, Class M, 6.728%, 9/25/01                  1,621                 1,621
                                                                                                   --------   --------  ---------
                                                                                                      7,870          -      7,870
                                                                                                   --------   --------  ---------

                                        FIXED RATE - 6.3%
                                        Advanta Mortgage Loan Trust,
             1,006      1,006               Series 1997-1, Class A5, 7.35%, 5/25/27                              1,040      1,040
                                        AmResco Residential Securities Mortgage Loan,
             2,836      2,836               6.96%, 3/25/27                                                       2,913      2,913
                                        Asset Securitization
  7,500                 7,500               Series 1996-MD6, Class A1B, 6.88%, 11/13/26               7,733                 7,733
                                        GE Capital Mortgage Services
  4,656                 4,656               Series 1994-6, Class A9, 6.50%, 9/25/22                   4,682                 4,682
                                        Green Tree Financial Corporation Pass-Thru
                                          Certificates:
               665        665               Series 1994-4, Class A4, 7.95%, 7/15/19                                678        678
             5,787      5,787               Series 1997-E, Class HEA6, 6.62%, 1/15/29                            5,926      5,926
                                        HSBC Mortgage Loan Trust
  6,000                 6,000               Series 2000-HSB1, Class A3, 7.11%, 12/16/30               6,226                 6,226
                                        Impac Secured Assets CMN Owner Trust
  4,000                 4,000               Series 2000-5, Class A2, 6.73%, 8/25/26                   4,030                 4,030
                                        MDC Asset Investors Trust,
                                            Real Estate Mortgage Investment Conduit (REMIC),
               366        366               Series VIII, Class 8, 7.75%, 9/25/17                                   374        374
                                        Morgan Stanley Capital Investments
  5,192                 5,192               Series 1999-FNV1, Class A1, 6.12%, 3/15/31                5,266                 5,266
                                        Norwest Asset Securities
  6,341                 6,341               Series 1999-15, Class A1, 6.25%, 6/25/14                  6,310                 6,310
                                        Prudential Securities Financial Asset Funding Corp.,
             1,073      1,073               Series 1993-8, Class A, 5.775%, 11/15/14                             1,081      1,081
                                        Prudential Securities Secured Financing Corp.:
             1,224      1,224               Series 1994-5, Class A1, 5.66%, 5/25/24                              1,221      1,221
                                        Residential Asset Securities Corporation,
             1,000      1,000               Series 1998-KS1, Class AI9, 6.445%, 3/25/28                          1,021      1,021
                                        Salomon Brothers Mortgage Securities VI,
               650        650               Series 1986-1, Class A, 6.00%, 12/25/11                                650        650
                                        Washington Mutual
  5,040                 5,040               Series 1999-2, Class 2A, 7.00%, 11/19/14                  5,209                 5,209
                                        Westam Mortgage Financial Corporation,
               534        534               Series 11, Class A, 6.36%, 8/26/20                                     540        540
                                                                                                   --------   --------  ---------
                                                                                                     39,456     15,442     54,898
                                                                                                   --------   --------  ---------

                                      TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
                                        (Cost $46,327, $15,208 and $61,535)                          47,326     15,442     62,768
                                                                                                   --------   --------  ---------

                                        INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) - 4.1%
                                        AT & T Canada, Inc. Senior Notes (MetroNet
                                          Communications):
             2,000      2,000               0.00%, 6/15/08                                                       1,662      1,662
             2,000      2,000               10.625%, 11/01/08                                                    2,218      2,218
                                        Banco Santander-Chile Notes,
             3,450      3,450               6.50%, 11/01/05                                                      3,508      3,508
                                        British Sky Broadcasting Subordinated Debentures,
             1,130      1,130               6.875%, 2/23/09                                                      1,045      1,045
                                        British Telecom PLC
             1,000      1,000               8.125%, 12/15/10                                                     1,043      1,043
                                        Corp Andina De Fomento Notes,
               750        750               7.75%, 3/01/04                                                         776        776
                                        Walt Disney Company
             1,000      1,000               6.75%, 3/30/06                                                       1,056      1,056
                                        Dresdner Bank Subordinated Debentures,
               650        650               7.25%, 9/15/15                                                         687        687
                                        Ford Capital BV Debentures:
               175        175               9.875%, 5/15/02                                                        184        184

FIRST AMERICAN INTERMEDIATE TERM INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TERM INCOME FUND AND FIRSTAR INTERMEDIATE BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                Pro Forma                                                                                Combined
                                Combined                                                         First                   (First
                                 (First                                                        American                  American
  First                         American                                                        Inter-       Firstar      Inter-
 American                        Inter-                                                         mediate      Inter-      mediate
Intermediate    Firstar         mediate                                                          Term        mediate      Term
   Term       Intermediate       Term                                                         Income Fund   Bond Fund   Income Fund)
Income Fund    Bond Fund       Income Fund)                                                     Market        Market       Market
 Par/Shares    Par/Shares    Par/Shares (4)(5)                                                   Value        Value     Value(4)(5)
-----------   ------------   -----------------                                                -----------   ----------   ---------
                     600             600             9.50%, 6/01/10                                                685         685
                                                 France Telecom
                   1,000           1,000             7.75%, 3/01/11                                              1,008       1,008
                                                 Hydro-Quebec Corporation Debentures,
                   2,250           2,250             11.75%, 2/01/12                                             3,206       3,206
                                                 Korea Development Bank Bonds:
                   1,075           1,075             7.125%, 9/17/01                                             1,082       1,082
                                                 Korea Electric Power Debentures:
                   3,000           3,000             8.00%, 7/01/02                                              3,062       3,062
                     820             820             7.75%, 4/01/13                                                823         823
                     750             750             6.75%, 8/01/27                                                750         750
                                                 Midland Bank PLC Subordinated Notes,
                   4,225           4,225             6.95%, 3/15/11                                              4,362       4,362
                                                 National Bank of Hungary Debentures,
                   1,350           1,350             8.875%, 11/01/13                                            1,496       1,496
                                                 Norsk Hydro A/S Debentures,
                   1,350           1,350             9.00%, 4/15/12                                              1,586       1,586
                                                 Pohang Iron & Steel Notes,
                     875             875             7.125%, 7/15/04                                               889         889
                                                 Sanwa Bank Ltd. Subordinated Notes,
                   2,000           2,000             8.35%, 7/15/09                                              2,098       2,098
                                                 Wharf Capital International Ltd. Notes:
                     800             800             8.875%, 11/01/04                                              865         865
                   1,725           1,725             7.625%, 3/13/07                                             1,760       1,760

                                                                                              -----------   ----------   ---------
                                               TOTAL INTERNATIONAL/YANKEE
                                                 (U.S. $ DENOMINATED)                                   -       35,851      35,851
                                                                                              -----------   ----------   ---------
                                                 (Cost $0, $35,637 and $35,637)


                                               RELATED PARTY MONEY MARKET FUND - 1.2%
 10,081,541      482,790      10,564,331         First American Prime Obligations Fund (3)         10,082          483      10,565
                                                                                              -----------   ----------   ---------

                                               TOTAL RELATED PARTY MONEY MARKET FUND
                                                 (Cost $10,482, $483 and $10,565)                  10,082          483      10,565
                                                                                              -----------   ----------   ---------

                                               TOTAL INVESTMENTS - 99.6%
                                                  (Cost $367,303, $478,596 and $845,899)        $ 379,393    $ 495,002   $ 874,395
                                                                                              ===========   ==========   =========

         (1) Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under the guidelines established by the Board of Directors

         (2) Variable Rate Security - The rate reported is the rate in effect as of March 31, 2001.

         (3) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

         (4) Management does not anticipate having to sell any securities as a result of the merger.

         (5) The Firstar Intermediate Bond Fund will be the accounting survivor.

         PLC - Public Limited Company
         TIPS - Treasury Inflation Protection Security


                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                              Pro Forma                                                                                    Pro Forma
                              Combined                                                            First                    Combined
  First                        (First                                                           American                    (First
American                      American                                                           Fixed         Firstar     American
  Fixed         Firstar         Fixed                                                           Income       Aggregate       Fixed
 Income        Aggregate       Income                                                             Fund        Bond Fund     Income
  Fund         Bond Fund        Fund)                                                            Market         Market       Fund)
Par/Shares    Par/Shares    Par/Shares (6)                                                        Value         Value     Market (6)
----------   -----------   --------------                                                       ----------    ---------   ----------
                                             CORPORATE BONDS - 38.6%
                                             CONSUMER CYCLICALS- 0.3%
$               3,300        $   3,300       Cedant Corporation, 7.75%, 12/01/03                $              $  3,293    $  3,293
                2,000            2,000       Dana Corporation, 6.25%, 3/01/04                                     1,769       1,769
                                                                                                --------       --------    --------
                                                                                                       -          5,061       5,061
                                                                                                --------       --------    --------

                                             CONSUMER STAPLES - 0.1%
                1,000            1,000       Campbell Soup Co., 6.90%, 10/15/06                                   1,036       1,036
                                                                                                --------       --------    --------
                                                                                                       -          1,036       1,036
                                                                                                --------       --------    --------

                                             ENERGY - 3.8%
  20,000                        20,000       Consolidated Natural Gas, 7.25%, 10/01/04            20,850                     20,850
  10,000                        10,000       Dynegy, 6.875%, 7/15/02                              10,175                     10,175
                1,500            1,500       Laclede Gas Company, 7.50%, 11/01/07                                 1,620       1,620
                2,000            2,000       Texaco Capital, 6.95%, 10/15/01                                      2,022       2,022
                1,500            1,500       Texaco Capital, 7.09%, 2/01/07                                       1,608       1,608
                6,275            6,275       Union Texas Petroleum, 8.50%, 4/15/07                                7,102       7,102
  15,000                        15,000       Xcel Energy, 7.00%, 12/01/10                         15,312                     15,312
                                                                                                --------       --------    --------
                                                                                                  46,337         12,352      58,689
                                                                                                --------       --------    --------

                                             FINANCE - 18.3%
  20,000                        20,000       ABN Amro, 7.55%, 6/28/06                             21,439                     21,439
                2,000            2,000       Associates Corporation, 5.80%, 4/20/04                               2,021       2,021
  20,000                        20,000       Bank of America, 7.125%, 9/15/06                     21,078                     21,078
                  500              500       BankAmerica Corporation, 7.50%, 10/15/02                               518         518
  10,726                        10,726       Cigna, 7.40%, 1/15/03                                11,058                     11,058
                2,000            2,000       Citigroup, Inc., 6.625%, 1/15/28                                     1,857       1,857
  15,000                        15,000       GE Global Insurance Holdings, 7.75%, 6/15/30         16,537                     16,537
  15,000        1,000           16,000       Goldman Sachs Group, Inc., 6.65%, 5/15/09            14,981            999      15,980
  10,000                        10,000       Heller Financial, 6.375%, 3/15/06                    10,060                     10,060
                1,000            1,000       Household Finance Corporation, 6.875%, 3/01/07                       1,032       1,032
                4,000            4,000       Household Finance Corporation, 8.375%, 11/15/01                      4,079       4,079
  20,000                        20,000       Household Finance, 7.20%, 7/15/06                    20,950                     20,950
  10,000                        10,000       Key Bank NA, 7.00%, 2/01/11                          10,178                     10,178
  15,000                        15,000       Lehman Brothers Holdings, 7.875%, 8/15/10            15,979                     15,979
  15,000                        15,000       MBNA America Bank, 6.875%, 7/15/04                   15,075                     15,075
                3,000            3,000       Merrill Lynch & Company, Series B, 6.375%,
                                               10/1/01, Medium Term Notes                                         3,025       3,025
                1,000            1,000       Merrill Lynch & Company, 8.00%, 2/01/02                              1,025       1,025
  20,825                        20,825       Merrill Lynch Series B, 6.15%, 1/26/06               21,041                     21,041
  31,795                        31,795       Money Store, 7.30%, 12/1/02                          32,774                     32,774
  20,000                        20,000       Newcourt Credit Series B, 6.875%, 2/16/05            20,550                     20,550
                3,000            3,000       Salomon Inc., 7.50%, 2/01/03                                         3,117       3,117
                2,000            2,000       Salomon Inc., 7.30%, 5/15/02                                         2,053       2,053
  15,000                        15,000       Salomon Smith Barney Holdings, 5.875%, 3/15/06       14,907                     14,907
                1,550            1,550       St. Paul Companies, Inc., 6.38%, 12/15/08                            1,518       1,518
  17,000                        17,000       Wells Fargo Series J, 6.55%, 12/01/06                17,495                     17,495
                                                                                                --------       --------    --------
                                                                                                 264,102         21,245     285,347
                                                                                                --------       --------    --------

                                             MANUFACTURING - 7.3%
  20,000                        20,000       Boeing, 7.25%, 6/15/25                               21,133                     21,133
                2,300            2,300       E.I. duPont de Nemours & Company,
                                               6.875%, 10/15/09                                                   2,430       2,430
                2,750            2,750       Ford Motor Credit Corporation, Global Bond,
                                               7.00%, 9/25/01                                                     2,776       2,776
                3,200            3,200       Ford Motor Credit Corporation, Global Bond,
                                               7.50%, 3/15/05                                                     3,348       3,348
  25,000                        25,000       Ford Motor Credit, 5.80%, 1/12/09                    23,463                     23,463
                1,000            1,000       General Electric Capital Corporation,
                                               8.75%,  3/14/03, Medium Term Notes                                 1,070       1,070
                1,700            1,700       General Electric Global Insurance Holdings,
                                               6.45%, 3/01/19                                                     1,643       1,643
  20,000                        20,000       General Motors Acceptance, 6.15%, 4/05/07            19,489                     19,489
                2,000            2,000       General Motors Corporation, 8.875%, 05/15/03                         2,131       2,131
  15,000                        15,000       Honeywell International, 7.00%, 3/15/07              15,994                     15,994
                2,000            2,000       International Paper Company, 7.00%, 6/01/01                          2,005       2,005
                  500              500       International Paper Company, 7.10%, 9/01/05                            510         510
  15,000                        15,000       PPG Industries, 7.40%, 8/15/19                       14,390                     14,390
                2,500            2,500       Procter & Gamble Company, 6.60%, 12/15/04                            2,620       2,620
                  500              500       Rockwell International Corporation,
                                               6.75%, 9/15/02                                                       511         511
                                                                                                --------       --------    --------
                                                                                                  94,469         19,044     113,513
                                                                                                --------       --------    --------

                                             OTHER - 0.7%
  10,000                        10,000       Quebec Province Yankee, 7.00%, 1/30/07               10,604                     10,604
                  500              500       Ontario Global Bond, 7.375%, 1/27/03                                   518         518
                                                                                                --------       --------    --------
                                                                                                  10,604            518      11,122
                                                                                                --------       --------    --------

                                             REAL ESTATE - 0.7%
  10,000                        10,000       Simon Property Group, 7.75%, 1/20/11  (1)            10,155                     10,155
                                                                                                --------       --------    --------
                                                                                                  10,155              -      10,155
                                                                                                --------       --------    --------

                                             SERVICES - 0.4%
   5,000                          5,000      Lowe's, 8.25%, 6/01/10                                5,516                      5,516
                                                                                                --------       --------    --------
                                                                                                   5,516              -       5,516
                                                                                                --------       --------    --------

                                             TECHNOLOGY - 2.6%
                2,500             2,500      Computer Associates, 6.25%, 4/15/03                                  2,471       2,471
                1,400             1,400      IBM Corporation, 6.45%, 8/01/07                                      1,441       1,441

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                            Pro Forma                                                                                      Pro Forma
                            Combined                                                              First                    Combined
  First                      (First                                                              American                   (First
American                    American                                                              Fixed       Firstar      American
  Fixed      Firstar         Fixed                                                               Income      Aggregate      Fixed
 Income      Aggregate       Income                                                               Fund       Bond Fund      Income
  Fund       Bond Fund        Fund)                                                               Market       Market        Fund)
Par/Shares   Par/Shares   Par/Shares (6)                                                          Value        Value      Market (6)
----------   ----------   --------------                                                         ---------   ---------   -----------
  10,000                      10,000       IBM Corporation, 7.25%, 11/01/02                         10,348                    10,348
                1,265          1,265       Lucent Technologies, 6.45%, 3/15/29                                     805           805
                3,000          3,000       Lucent Technologies, 6.90%, 7/15/01                                   2,974         2,974
                1,000          1,000       Motorola Inc., 6.50%, 11/15/28                                          791           791
  20,000                      20,000       Motorola Inc., 6.75%, 2/01/06                            19,296                    19,296
                2,595          2,595       Raytheon Company, 6.45%, 8/15/02                                      2,601         2,601
                                                                                                 ---------   ---------   -----------
                                                                                                    29,644      11,084        40,728
                                                                                                 ---------   ---------   -----------

                                           TELECOMMUNICATIONS & CELLULAR - 3.6%
  10,000                      10,000       Alltel, 6.75%, 9/15/05                                   10,144                    10,144
                1,000          1,000       AT&T Corporation, 5.625%, 3/15/04                                       994           994
                1,000          1,000       Bell Telephone Co Pennsylvania, 8.75%, 8/15/31                        1,184         1,184
                  500            500       British Telephone PLC, 8.125%, 12/15/10                                 522           522
                1,000          1,000       Deutsche Telekom International Finance,
                                             7.75%, 6/15/05                                                      1,032         1,032
  15,000                      15,000       Deutsche Telekom, 8.25%, 6/15/30                         14,286                    14,286
                  500            500       France Telecom, 7.75%, 3/01/11                                          504           504
                1,000          1,000       Northern Telecom, 6.875%, 10/01/02                                    1,017         1,017
                1,000          1,000       Pacific Bell, 7.25%, 7/01/02                                          1,029         1,029
                                           Southern New England Telecommunications,
                3,250          3,250       Series 2, 6.50%, 2/15/02                                              3,297         3,297
                  500            500       United Telephone-Florida, 7.25%, 12/15/04                               523           523
  10,000                      10,000       Vodafone Group Series B., 7.875%, 2/15/30  (1)           10,617                    10,617
  10,000                      10,000       WorldCom, 7.875%, 5/15/03                                10,277                    10,277
                                                                                                 ---------   ---------   -----------
                                                                                                    45,324      10,102        55,426
                                                                                                 ---------   ---------   -----------

                                           TRANSPORTATION - 0.8%
  11,500                      11,500       Continental Airlines, Series 99-2, 7.056%, 9/15/09       11,960                    11,960
                                                                                                 ---------   ---------   -----------

                                           TOTAL CORPORATE BONDS
                                           (Cost $506,293, $81,203 and $587,496)                   518,111      80,442       598,553
                                                                                                 ---------   ---------   -----------

                                           U.S. AGENCY MORTGAGE-BACKED SECURITIES - 26.1%
                                           ADJUSTABLE RATE (4) - 0.0%
                  600            600       FHLMC, 6.7649%, 3/12/07, Pool #000001                                   641           641
      19                          19       GNMA Pool #8259, 6.75%, 8/20/23                             19                         19
                                                                                                 ---------   ---------   -----------
                                                                                                       19          641           660
                                                                                                 ---------   ---------   -----------

                                           FIXED RATE - 23.1%
                                           Federal Home Loan Mortgage Corporation (FHLMC):
   1,454                       1,454          10.00%, 12/01/19, Gold Pool #A01608                   1,568                      1,568
                  802            802          5.50%, 11/01/13, Gold Pool #E72928                                   789           789
                2,023          2,023          5.50%, 11/01/13, Gold Pool #E73249                                 1,989         1,989
                  823            823          5.50%, 11/01/13, Gold Pool #E73355                                   809           809
                1,650          1,650          5.50%, 12/01/13, Gold Pool #E00598                                 1,622         1,622
                  785            785          5.50%, 12/01/13, Gold Pool #E73342                                   772           772
                2,500          2,500          5.75%, 4/15/08                                                     2,533         2,533
                2,621          2,621          6.00%, 1/01/29, Pool #C00702                                       2,562         2,562
                2,451          2,451          6.00%, 12/01/25, Gold Pool #G00427                                 2,410         2,410
                  640            640          6.00%, 12/01/26, Gold Pool #C80465                                   627           627
                   19             19          6.00%, 12/01/26, Gold Pool #D76870                                    19            19
                  551            551          6.00%, 2/01/11, Gold Pool #E62600                                    554           554
                  163            163          6.00%, 2/01/26, Gold Pool #D68286                                    160           160
                  552            552          6.00%, 3/01/11, Gold Pool #E63503                                    555           555
                  847            847          6.00%, 3/01/12, Gold Pool #E66538                                    850           850
                  741            741          6.00%, 3/01/13, Pool #E69338                                         742           742
                  681            681          6.00%, 3/01/13, Pool #E69425                                         682           682
                1,678          1,678          6.00%, 3/01/26, Gold Pool #C80393                                  1,645         1,645
                1,795          1,795          6.00%, 3/01/29, Gold Pool #C00730                                  1,753         1,753
  10,000                      10,000          6.00%, 3/15/24, Series 1699, Class TD                 9,760                      9,760
   5,020                       5,020          6.00%, 3/15/28, Series 2115, Class BJ                 4,864                      4,864
                  548            548          6.00%, 4/01/11, Gold Pool #E63515                                    551           551
                1,449          1,449          6.00%, 4/01/13, Pool #E00543                                       1,452         1,452
                  692            692          6.00%, 4/01/13, Pool #E70028                                         695           695
                   85             85          6.00%, 4/01/26, Gold Pool #C80395                                     83            83
                  236            236          6.00%, 4/01/26, Gold Pool #D70405                                    231           231
                  305            305          6.00%, 4/01/26, Gold Pool #D70772                                    299           299
                  177            177          6.00%, 4/01/29, Pool #C24786                                         173           173
                  372            372          6.00%, 4/01/29, Pool #C25708                                         364           364
                3,869          3,869          6.00%, 5/01/29, Pool #C25918                                       3,779         3,779
                  284            284          6.00%, 5/01/29, Pool #C25930                                         277           277
                  106            106          6.00%, 5/01/29, Pool #C26993                                         104           104
                  569            569          6.00%, 6/01/11, Gold Pool #E00439                                    572           572
                1,733          1,733          6.00%, 6/01/14, Gold Pool #E00677                                  1,735         1,735
  25,000                      25,000          6.00%, 6/01/15, Gold TBA (2)                         24,922                     24,922
                  228            228          6.00%, 7/01/29, Pool #C29068                                         222           222
   2,792                       2,792          6.00%, 7/15/21, Series 163, Class F                   2,856                      2,856
                2,577          2,577          6.00%, 9/01/27, Gold Pool #C00565                                  2,523         2,523
                1,484          1,484          6.50%, 10/01/13, Gold Pool #E00574                                 1,505         1,505
   5,439                       5,439          6.50%, 12/15/23, Series 1642, Class PK                5,405                      5,405
  14,866                      14,866          6.50%, 4/01/29, Gold Pool #C00742                    14,829                     14,829
                1,162          1,162          7.00%, 1/01/27, Gold Pool #D77720                                  1,182         1,182
                  472            472          7.00%, 1/01/27, Gold Pool #D77743                                    480           480

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                             Pro Forma                                                                                    Pro Forma
                             Combined                                                              First                  Combined
  First                      (First                                                               American                (First
 American                    American                                                              Fixed      Firstar     American
  Fixed       Firstar         Fixed                                                              Income      Aggregate     Fixed
 Income      Aggregate        Income                                                              Fund       Bond Fund     Income
  Fund       Bond Fund        Fund)                                                              Market       Market       Fund)
Par/Shares   Par/Shares     Par/Shares (6)                                                        Value       Value      Market (6)
----------   ----------     --------------                                                      ---------   ----------   -----------
                   157             157        7.00%, 11/01/10, Gold Pool #E20202                                  162            162
                   181             181        7.00%, 11/01/10, Gold Pool #E62010                                  186            186
  7,133                          7,133        7.00%, 2/15/24, Series 1723, Class PJ                7,303                       7,303
                   512             512        7.00%, 7/01/11, Pool #31335K                                        526            526
                   964             964        7.50%, 11/01/09, Pool #M30082                                       990            990
                    12              12        7.50%, 4/01/02, Pool #200070                                         12             12
                 1,027           1,027        7.50%, 9/01/12, Pool #G10735                                      1,059          1,059
                   788             788        8.00%, 1/01/23, Gold Pool #C00225                                   823            823
                   129             129        8.00%, 1/01/23, Gold Pool #D29451                                   135            135
                   282             282        8.00%, 1/01/27, Gold Pool #C00490                                   293            293
                   121             121        8.00%, 11/01/26, Gold Pool #D76134                                  126            126
                   259             259        8.00%, 12/01/26, Gold Pool #D76530                                  269            269
                   181             181        8.00%, 12/01/26, Gold Pool #D76906                                  188            188
                     8               8        8.00%, 3/01/02, Pool #215507                                          8              8
                     3               3        8.00%, 5/01/02, Pool # 216910                                         3              3
                    38              38        8.00%, 6/01/02, Pool #218101                                         38             38
                    11              11        8.00%, 6/01/02, Pool #218582                                         11             11
                     9               9        8.00%, 7/01/02, Pool #217891                                          9              9
                    25              25        8.00%, 7/01/02, Pool #501214                                         26             26
                     3               3        8.50%, 10/01/01, Pool #200055                                         3              3
                     7               7        8.50%, 11/01/01, Pool #200058                                         7              7
                    24              24        8.50%, 3/01/05, Pool #380084                                         25             25
                     3               3        8.50%, 4/01/05, Pool #380085                                          3              3
                    10              10        8.50%, 4/01/06, Pool #E00025                                         10             10
                     0               0        8.50%, 5/01/01, Pool #200034                                          0              0
                     8               8        8.50%, 9/01/05, Pool #503592                                          9              9
                    29              29        9.00%, 3/01/03, Pool #380019                                         29             29
                    11              11        9.00%, 5/01/03, Pool #380021                                         11             11
  1,428                          1,428        9.50%, 6/01/21, Gold Pool #A00894                    1,519                       1,519
                                           Federal National Mortgage Association (FNMA):
                 1,644           1,644        5.50%, 1/01/14, Pool #482515                                      1,616          1,616
                   880             880        5.50%, 11/01/13, Pool #449032                                       865            865
 25,010                         25,010        5.50%, 2/01/14, Pool #440780                        24,578                      24,578
                 2,674           2,674        6.00%, 1/01/13, Pool #251501                                      2,682          2,682
                   714             714        6.00%, 1/01/28, Pool #398195                                        698            698
                   745             745        6.00%, 1/01/28, Pool #402874                                        729            729
                 1,731           1,731        6.00%, 1/01/29, Pool #481539                                      1,692          1,692
 14,917                         14,917        6.00%, 1/01/29, Pool #496026                        14,610                      14,610
                 2,275           2,275        6.00%, 10/01/26, Pool #368935                                     2,231          2,231
                   752             752        6.00%, 11/01/13, Pool #323379                                       753            753
                 1,758           1,758        6.00%, 12/01/28, Pool #455087                                     1,718          1,718
 13,083                         13,083        6.00%, 12/01/28, Pool #456276                       12,784                      12,784
                   633             633        6.00%, 2/01/12, Pool #250917                                        635            635
                 4,966           4,966        6.00%, 2/01/16, Pool #535791                                      4,964          4,964
                 2,158           2,158        6.00%, 2/01/26, Pool #336918                                      2,117          2,117
                   664             664        6.00%, 3/01/12, Pool #359504                                        667            667
                   613             613        6.00%, 3/01/12, Pool #373131                                        615            615
                   577             577        6.00%, 3/01/12, Pool #374638                                        579            579
                   620             620        6.00%, 4/01/13, Pool #414671                                        621            621
 18,237                         18,237        6.00%, 4/01/29, Pool #493235                        17,803                      17,803
                   525             525        6.00%, 5/01/11, Pool #337194                                        528            528
 19,116                         19,116        6.00%, 5/01/29, Pool #323715                        18,662                      18,662
                 2,533           2,533        6.00%, 7/01/29, Pool #323812                                      2,473          2,473
  7,500                          7,500        6.25%, 1/25/08, Series 1998-M1, Class A2             7,625                       7,625
                 1,480           1,480        6.50%, 12/01/11, Pool #367838                                     1,507          1,507
  4,152                          4,152        6.50%, 3/25/21, Series 1992-169, Class J             4,215                       4,215
 15,343                         15,343        6.50%, 4/25/28, Series 1999-1, Class PG             15,260                      15,260
                   264             264        6.50%, 7/01/12, Pool #370716                                        268            268
                   667             667        6.50%, 7/01/12, Pool #393667                                        679            679
 15,841                         15,841        6.50%, 7/01/29, Pool #252570                        15,801                      15,801
                   584             584        6.50%, 8/01/12, Pool #251165                                        594            594
                 1,354           1,354        6.50%, 8/01/27, Pool #395219                                      1,353          1,353
                 1,384           1,384        6.50%, 8/01/27, Pool #397372                                      1,384          1,384
  8,838                          8,838        7.00%, 2/01/15, Pool #535206                         9,034                       9,034
  7,515                          7,515        7.00%, 4/01/26, Pool #340798                         7,635                       7,635
  7,503                          7,503        7.00%, 5/01/26, Pool #250551                         7,627                       7,627
                 1,034           1,034        7.50%, 3/01/12, Pool #250858                                      1,067          1,067
 25,000                         25,000        7.50, 6/01/30                                       25,568                      25,568
                    72              72        9.00%, 10/01/26, Pool #353671                                        76             76
                    42              42        9.00%, 10/01/26, Pool #358137                                        45             45
                    79              79        9.00%, 10/01/26, Pool #361800                                        84             84
                    45              45        9.00%, 11/01/26, Pool #358703                                        48             48
                   148             148        9.00%, 11/01/26, Pool #364453                                       156            156
                    46              46        9.00%, 12/01/26, Pool #368686                                        49             49
    232                            232        9.00%, 7/01/24, Pool #250113                           242                         242
                                           Government National Mortgage Association (GNMA):
                 3,000           3,000        6.00%, 3/01/31, Pool #C48827                                      2,928          2,928
                    28              28        6.00%, 3/15/11, Pool #425964                                         28             28
                   288             288        6.00%, 4/15/11, Pool #393849                                        291            291
                    37              37        6.00%, 4/15/11, Pool #421800                                         37             37
                   363             363        6.00%, 4/15/11, Pool #429397                                        368            368
                    35              35        6.00%, 5/15/11, Pool #345647                                         35             35

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                Pro Forma                                                                         Pro Forma
                                Combined                                                                          Combined
    First        Firstar         (First                                              First                         (First
  American      Aggregate       American                                            American        Firstar        American
Fixed Income      Bond        Fixed Income                                        Fixed Income     Aggregate     Fixed Income
    Fund          Fund            Fund)                                              Fund          Bond Fund       Fund)
 Par/Shares    Par/Shares    Par/Shares (6)                                       Market Value   Market Value    Market (6)
------------   ----------   ---------------                                       -------------  -------------   ----------
                      478               478       6.00%, 5/15/11, Pool #421871                             484          484
                      364               364       6.00%, 5/15/11, Pool #432659                             369          369
                      167               167       6.00%, 6/15/11, Pool #406582                             169          169
                      175               175       6.00%, 6/15/11, Pool #423828                             177          177
                      599               599       6.50%, 10/15/28, Pool #434031                            599          599
                      256               256       6.50%, 2/15/12, Pool #393334                             262          262
                       53                53       6.50%, 3/15/11, Pool #408253                              55           55
                       15                15       6.50%, 3/15/11, Pool #419123                              15           15
                      246               246       6.50%, 3/15/12, Pool #399161                             252          252
                       49                49       6.50%, 3/15/26, Pool #419578                              50           50
                      184               184       6.50%, 4/15/11, Pool #402546                             189          189
                       49                49       6.50%, 4/15/11, Pool #418274                              50           50
                      262               262       6.50%, 4/15/11, Pool #421831                             269          269
                      714               714       6.50%, 4/15/26, Pool #415721                             716          716
                      701               701       6.50%, 4/15/26, Pool #422323                             703          703
                      684               684       6.50%, 4/15/26, Pool #422656                             686          686
                      323               323       6.50%, 5/15/11, Pool #408304                             331          331
                      302               302       6.50%, 5/15/11, Pool #412598                             309          309
                       38                38       6.50%, 5/15/11, Pool #430822                              39           39
                      224               224       6.50%, 5/15/11, Pool #432640                             229          229
                      648               648       6.50%, 5/15/26, Pool #417388                             650          650
                       65                65       6.50%, 5/15/26, Pool #428852                              65           65
                      384               384       6.50%, 6/15/11, Pool #345631                             394          394
                       59                59       6.50%, 6/15/11, Pool #421731                              61           61
                      218               218       6.50%, 6/15/11, Pool #423833                             224          224
                      302               302       6.50%, 6/15/11, Pool #426173                             310          310
                      480               480       6.50%, 6/15/11, Pool #430820                             492          492
                    4,154             4,154       6.50%, 6/15/26, Pool #423801                           4,167        4,167
                      124               124       6.50%, 8/15/10, Pool #387094                             127          127
                      227               227       6.50%, 8/15/11, Pool #421746                             232          232
                       70                70       6.50%, 9/15/03, Pool #002549                              71           71
       4,412                          4,412       7.00%, 4/15/29, Pool #506639            4,480                       4,480
                      777               777       7.00%, 8/15/28, Pool #482697                             790          790
                      327               327       7.00%, 8/20/26, Pool #002266                             332          332
                      706               706       7.00%, 9/15/27, Pool #455304                             717          717
                      201               201       7.50%, 10/15/25, Pool #366152                            207          207
                      296               296       7.50%, 10/15/25, Pool #366154                            304          304
                      155               155       7.50%, 11/15/10, Pool #415775                            161          161
                       22                22       7.50%, 4/15/02, Pool #210173                              22           22
                      517               517       7.50%, 4/15/23, Pool #343195                             533          533
                        3                 3       7.50%, 7/15/02, Pool #216193                               3            3
                      184               184       7.50%, 7/15/08, Pool #349404                             191          191
                      437               437       7.50%, 7/15/12, Pool #447382                             454          454
                       65                65       7.50%, 8/15/10, Pool #413412                              67           67
                       51                51       7.50%, 9/15/10, Pool #413117                              53           53
                        9                 9       8.00%, 1/15/02, Pool #188653                               9            9
                      179               179       8.00%, 11/15/07, Pool #339329                            187          187
                       99                99       8.00%, 11/15/10, Pool #405524                            103          103
                      611               611       8.00%, 11/15/10, Pool #410294                            637          637
                      123               123       8.00%, 11/15/10, Pool #414827                            128          128
                      104               104       8.00%, 12/15/07, Pool #338551                            108          108
                        2                 2       8.00%, 3/15/02, Pool #199167                               2            2
                        6                 6       8.00%, 4/15/02, Pool #180980                               6            6
                      637               637       8.00%, 4/15/22, Pool #320818                             664          664
                       22                22       8.00%, 5/15/06, Pool #303851                              23           23
                       17                17       8.00%, 5/15/10, Pool #398424                              18           18
                      174               174       8.00%, 5/15/23, Pool #350495                             182          182
                       20                20       8.00%, 7/15/02, Pool #209779                              20           20
                      107               107       8.50%, 11/15/21, Pool #297863                            112          112
                      687               687       8.50%, 4/15/17, Pool #212112                             723          723
                      384               384       9.00%, 3/15/25, Pool #404067                             406          406
                      171               171       9.00%, 5/15/25, Pool #386743                             181          181
                       76                76       9.00%, 5/15/25, Pool #401372                              80           80
                       26                26       9.50%, 1/15/06, Pool #298829                              28           28
                       11                11       9.50%, 10/15/02, Pool #232514                             11           11
                       74                74       9.50%, 10/15/26, Pool #438728                             79           79
                       36                36       9.50%, 11/15/26, Pool #436994                             38           38
                       22                22       9.50%, 11/15/26, Pool #438731                             24           24
                      209               209       9.50%, 2/15/10, Pool #392932                             227          227
                       33                33       9.50%, 7/15/07, Pool #331878                              35           35
                      280               280       9.50%, 8/15/09, Pool #400219                             303          303
                       20                20       9.50%, 8/15/25, Pool #414557                              22           22
                        8                 8       9.50%, 9/15/05, Pool #290435                               8            8
                       85                85       9.50%, 9/15/09, Pool #377317                              92           92
                       69                69       9.50%, 9/15/26, Pool #438724                              74           74
                                                                                  -------------  -------------   ----------
                                                                                        258,950        100,546      359,496
                                                                                  -------------  -------------   ----------

                                                           Z-BONDS (3) - 3.0%
                                               FHLMC, Series 1665, Class KZ,
       9,206                          9,206       6.50%, 1/15/24                          9,309                       9,309
                                               FHLMC, Series 1677, Class Z,
       5,095                          5,095       7.64%, 7/15/23                          5,134                       5,134
                                               FHLMC, Series 1822, Class Z,
       8,464                          8,464       6.90%, 3/15/26                          8,483                       8,483
                                               FNMA, Series 1993-160, Class ZA,
       1,146                          1,146       6.856%, 9/25/23                         1,156                       1,156


FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                                                                                                         Combined
  First                       Pro Forma                                                       First                       (First
 American     Firstar         Combined                                                      American        Firstar      American
Fixed Income  Aggregate    (First American                                                 Fixed Income    Aggregate    Fixed Income
   Fund       Bond Fund   Fixed Income Fund)                                                   Fund         Bond Fund      Fund)
Par/Shares    Par/Shares    Par/Shares (6)                                                 Market Value   Market Value    Market (6)
------------  ----------  ------------------                                               -------------  ------------  ------------
                                            FNMA, Series 1993-160, Class ZA,
          21                          21       6.939%, 9/25/23                                         21                         21
                                            FNMA, Series 1996-35, Class Z,
       8,310                       8,310       7.849%, 7/25/26                                      8,421                      8,421

                                                                                                   32,524             -       32,524
                                                                                            -------------  ------------  -----------

                                            TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
                                            (Cost $282,336, $100,709 and $383,045)                291,493       101,187      392,680
                                                                                            -------------  ------------  -----------

                                            U.S. GOVERNMENT & AGENCY SECURITIES - 25.1%
                                            U.S. AGENCY DEBENTURES - 7.1%
                                            Federal Farm Credit Bank  (FFCB):
                   2,000           2,000       7.21%, 4/04/07                                                      2,184       2,184
                   1,500           1,500       6.37%, 10/30/07                                                     1,576       1,576
                                            Federal Home Loan Bank  (FHLB):
                   1,000           1,000       5.705%, 9/08/08                                                     1,007       1,007
                   3,100           3,100       5.79%, 4/27/09                                                      3,120       3,120
      20,000                      20,000       6.09%, 6/02/06                                      20,736                     20,736
                   1,000           1,000       6.665%, 1/08/07                                                     1,064       1,064
                   3,000           3,000       5.665%, 9/11/08                                                     3,014       3,014
                   2,000           2,000       6.39%, 6/22/04                                                      2,086       2,086
                                            Federal Home Loan Mortgage Corporation
                                             (FHLMC):
      30,000                      30,000       5.95%, 1/19/06                                      30,903                     30,903
      35,000                      35,000       6.375%, 11/15/03                                    36,351                     36,351
                                            Federal National Mortgage Association
                                             (FNMA):
                   3,000           3,000       6.625%, 9/15/09                                                    3,180        3,180
                   4,970           4,970       7.50%, 2/11/02                                                     5,094        5,094
                                                                                            -------------  ------------  -----------
                                                                                                   87,990        22,325      110,315
                                                                                            -------------  ------------  -----------

                                            U.S. TREASURY OBLIGATIONS - 18.0%
                                            U.S. Treasury Bonds:
                   2,055           2,055       12.00%, 8/15/13                                                   2,927         2,927
                   4,000           4,000       6.25%, 8/15/23                                                    4,312         4,312
      35,000                      35,000       6.875%, 8/15/25                                     40,078                     40,078
      40,000                      40,000       7.125%, 2/15/23                                     46,504                     46,504
                   1,250           1,250       7.50%, 11/15/16                                                   1,508         1,508
                   4,600           4,600       7.625%, 11/15/22                                                  5,744         5,744
                   1,050           1,050       8.00%, 11/15/21                                                   1,354         1,354
                   6,000           6,000       8.125%, 8/15/19                                                   7,742         7,742
                   1,500           1,500       8.75%, 5/15/17                                                    2,012         2,012
                   4,183           4,183       8.75%, 8/15/20                                                    5,737         5,737
                   3,150           3,150       8.875%, 2/15/19                                                   4,322         4,322
                   2,865           2,865       8.875%, 8/15/17                                                   3,889         3,889
                                            U.S. Treasury Bonds (TIPS):
      31,958                      31,958       3.875%, 4/15/29                                     34,105                     34,105
                                            U.S. Treasury Notes:
                     500             500       5.25%, 5/15/04                                                      512           512
                   8,505           8,505       5.625%, 5/15/08                                                   8,880         8,880
                   6,930           6,930       5.75%, 8/15/03                                                    7,156         7,156
                   1,600           1,600       5.875%, 11/15/04                                                  1,671         1,671
                   4,500           4,500       6.125%, 8/15/07                                                   4,818         4,818
      40,000                      40,000       6.50%, 10/15/06                                     43,439                     43,439
                   1,000           1,000       6.50%, 2/15/10                                                    1,105         1,105
                   7,000           7,000       6.50%, 8/15/05                                                    7,523         7,523
                   2,250           2,250       6.625%, 5/15/07                                                   2,466         2,466
                   1,470           1,470       7.25%, 5/15/04                                                    1,588         1,588
                                            U.S. Treasury Notes (TIPS):
      40,248                      40,248       3.50%, 1/15/11                                      40,927                     40,927
                                                                                            -------------  ------------  -----------
                                                                                                 205,053         75,267      280,320
                                                                                            -------------  ------------  -----------

                                            TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
                                            (Cost $279,417, $87,849  and $367,266)               293,043         97,592      390,635
                                                                                            -------------  ------------  -----------

                                            ASSET-BACKED SECURITIES - 3.5%
                                            AUTOMOBILES - 1.4%
                                            Daimler Chrysler Auto Trust, Series 2000-C,
      20,000                      20,000       Class A3, 6.82%, 9/06/04                            20,637                     20,637
                                            Ford Credit Auto Owner Trust, Series 2001-B,
       1,650                       1,650       Class A4, 5.12%, 10/15/04                            1,658                      1,658
                                                                                            -------------  ------------  -----------
                                                                                                   22,295             -       22,295
                                                                                            -------------  ------------  -----------

                                            CREDIT CARDS - 1.3%
                                            Sears Credit Account Master Trust,
      20,000                      20,000       Series 1992-2,  Class A, 6.35%, 2/16/07             20,396                     20,396
                                                                                            -------------  ------------  -----------
                                                                                                   20,396             -       20,396
                                                                                            -------------  ------------  -----------

                                            MANUFACTURED HOMES - 0.8%
                                            Green Tree Financial, Series 1993-4,
      11,703                      11,703       Class A4, 6.60%, 1/15/19                            11,886                     11,886
                                                                                            -------------  ------------  -----------
                                                                                                   11,886             -       11,886
                                                                                            -------------  ------------  -----------

                                            TOTAL ASSET-BACKED SECURITIES
                                            (Cost $53,573, $0 and $53,573)                         54,577             -       54,577
                                                                                            -------------  ------------  -----------

                                            PRIVATE MORTGAGE-BACKED SECURITIES - 7.4%
                                            ADJUSTABLE RATE (4) - 2.5%
                                            J.P. Morgan Commercial Mortgage Finance,
                                               Series 1995-C1, Class B,
      10,329                      10,329       7.672%, 7/25/10                                     10,833                     10,833

FIRST AMERICAN FIXED INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN FIXED INCOME FUND AND FIRSTAR AGGREGATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                                                                                                         Combined
   First                        Pro Forma                                                   First                         (First
 American      Firstar          Combined                                                  American          Firstar      American
Fixed Income   Aggregate     (First American                                             Fixed Income      Aggregate    Fixed Income
   Fund        Bond Fund    Fixed Income Fund)                                              Fund          Bond Fund        Fund)
 Par/Shares    Par/Shares     Par/Shares (6)                                             Market Value    Market Value    Market (6)
------------   ----------   ------------------                                          -------------   -------------   ------------
                                              Merrill Lynch Mortgage Investors,
                                                 Series 1993-C, Class A4,
       6,000                         6,000       6.563%, 3/15/18                                 6,027                         6,027
                                              Merrill Lynch Mortgage Investors,
                                                 Series 1993-C3, class A3,
      16,535                        16,535       7.071%, 12/26/25                               17,222                        17,222
                                              Prudential Home Mortgage Securities,
                                                 Series 1994-28, Class M,
       4,270                         4,270       6.728%,, 9/25/01                                4,259                         4,259
                                                                                         -------------   -------------   -----------
                                                                                                38,341               -        38,341
                                                                                         -------------   -------------   -----------

                                              FIXED RATE - 4.9%
                                              Asset Securitization, Series 1996-MD6,
      18,600                        18,600       Class A1B, 6.88%, 11/13/26                     19,177                        19,177
                                              Countrywide Mortgage Backed Securities,
                                                 Series 1994-G, Class A3,
         920                           920       6.50%, 4/25/24                                    921                           921
                                              GE Capital Mortgage Services,
                                                 Series 1994-17,  Class A6, 7.00%,
       7,000                         7,000       5/25/24                                         7,279                         7,279
                                              GE Capital Mortgage Services,
                                                 Series 1994-17,  Class A7, 7.00%,
       5,179                         5,179       5/25/24                                         5,269                         5,269
                                              GE Capital Mortgage Services,
                                                 Series 1994-6,  Class A9, 6.50%,
      18,157                        18,157       9/25/24                                        18,262                        18,262
                                              Morgan Stanley Capital Investments,
                                                 Series 1999-FNV1, Class A1,
      10,601                        10,601       6.12%, 3/15/31                                 10,752                        10,752
                                              Nomura Asset Securities,
                                                 Series 1996-MD5, Class A1B, 7.12%,
       3,400                         3,400       4/13/36                                         3,562                         3,562
                                              Washington Mutual, Series 1999-2,
       9,917                         9,917       Class 2A, 7.00%, 11/19/14                      10,249                        10,249
                                              Vendee Mortgage Trust, Series 1996-1,
      14,784                        14,784       Class Z, 6.8765%, 2/15/26                      14,220                        14,220
                                                                                         -------------   -------------   -----------
                                                                                                89,691               -        89,691
                                                                                         -------------   -------------   -----------

                                              TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
                                              (Cost $122,700, $0 and $122,700)                 128,032               -       128,032
                                                                                         -------------   -------------   -----------

                                              RELATED PARTY MONEY MARKET FUND - 1.5%
  20,673,939    3,140,114       23,814,053    First American Prime Obligations Fund (5)         20,674           3,140        23,814
                                                                                         -------------   -------------   -----------

                                              TOTAL RELATED PARTY MONEY MARKET FUND
                                              (Cost $20,674, $3,140 and $23,814)                20,674           3,140        23,814
                                                                                         -------------   -------------   -----------

                                              TOTAL INVESTMENTS - 102.2%
                                              (Cost $1,264,993, $272,901 and $1,537,894)    $1,305,930   $     282,361   $ 1,588,291
                                                                                         ===========================================

(1) Security sold within terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under the guidelines established by the Board of Directors

(2) On March 31, 2001, the total cost of investments purchased on a when issued basis was $24,910,156.

(3) Z-Bond - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated future cash flow.

(4) Variable Rate Security - the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2001.

(5) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

(6) Mangagement does not anticipate having to sell any securities as a result of the merger.


FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced
TIPS - Treasury Inflation Protected Security

                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN CORPORATE BOND FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN CORPORATE BOND FUND AND FIRSTAR STRATEGIC INCOME FUND March 31, 2001
Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                      Pro Forma
                                                                                                                      Combined
    First                           Pro Forma                                         First              Firstar       (First
  American          Firstar         Combined                                         American           Strategic     American
  Corporate        Strategic      (First American                                    Corporate           Income       Corporate
    Bond            Income        Corporate Bond                                       Bond               Fund        Bond Fund)
    Fund             Fund              Fund)                                           Fund               Market        Market
  Par/Shares      Par/Shares       Par/Shares(3)                                   Market Value           Value        Value(3)
  ----------      ----------      ---------------                                  ------------         ---------     ----------
                                                  Common Stocks - 13.4%
                                                  Finance - 0.7%
                                                  MBIA, Inc.                      $                        $ 398         $ 398
 $                 $ 15,000          $ 15,000     Morgan Stanley Dean                                        445           445
                                                     Witter, Series NOK
                     78,000            78,000     TXU Capital Trust                                          653           653
                                                     II, $2.18
                                                                                   ------------         ---------      ---------
                     25,000            25,000                                                -             1,496         1,496
                                                                                   ------------         ---------      ---------

                                                  Consumer Staples - 0.4%
                     15,000            15,000     H J Heinz Company                                          603           603
                      2,900             2,900     Philip Morris                                              138           138
                                                     Companies, Inc.
                                                                                   ------------         ---------      ---------
                                                                                             -               741           741
                                                                                   ------------         ---------      ---------

                                                  Real Estate Investment
                                                     Trusts - 11.2%
                     25,000            25,000     AMB Property Corporation                                   615           615
                     15,000            15,000     Archstone Communities                                      369           369
                                                      Trust
                     25,000            25,000     Arden Realty Group, Inc.                                   590           590
                     40,000            40,000     Bedford Property                                           750           750
                                                     Investors, Inc.
                    120,000           120,000     Developers Diversified                                   1,764         1,764
                                                     Realty Corporation
                     30,000            30,000     Franchise Finance                                          748           748
                                                     Corporation of America
                     75,000            75,000     Glimcher Realty Trust                                    1,133         1,133
                     99,637            99,637     Healthcare Realty                                        2,401         2,401
                                                     Trust, Inc.
                     74,000            74,000     Hospitality Properties                                   1,954         1,954
                                                     Trust
                     42,100            42,100     Kimco Realty Corporation,                                1,047         1,047
                                                     Pfd., $2.13
                    100,000           100,000     LaSalle Hotel Properties                                 1,619         1,619
                     35,000            35,000     Liberty Property Trust                                     988           988
                     31,700            31,700     MeriStar Hospitality                                       634           634
                                                     Corporation
                     70,000            70,000     Mills Corporation                                        1,462         1,462
                    116,500           116,500     PLC Capital Trust I,                                     2,885         2,885
                                                     Series B, $2.06
                     28,000            28,000     Post Properties, Inc.                                      980           980
                     25,000            25,000     Prentiss Properties Trust                                   616           616
                    150,000           150,000     RFS Hotel Investors, Inc.                                2,172         2,172
                     26,000            26,000     Summit Properties Inc.                                     637           637
                                                                                   ------------         ---------      ---------
                                                                                             -            23,365        23,365
                                                                                   ------------         ---------      ---------
                                                  Services - 0.3%
                     20,000            20,000     Storage USA, Inc.                                          652           652
                                                                                   ------------         ---------      ---------

                                                  Transportation - 0.3%
                     30,000            30,000     Nordic American Tanker                                     597           597
                                                     Shipping
                                                                                   ------------         ---------      ---------

                                                  Utilities - 0.5%
                     15,000            15,000     Cinergy Corporation                                        503           503
                     15,250            15,250     TXU Corporation                                            630           630
                                                                                   ------------         ---------      ---------
                                                                                             -             1,133         1,133
                                                                                   ------------         ---------      ---------

                                                  Total Common Stocks
                                                  (Cost $0, $6,771 and $6,771)               -            27,984        27,984
                                                                                   ------------         ---------      ---------

                                                  Preferred Stocks - 5.4%
                                                  Finance - 1.2%
                     20,800            20,800     MSDW Capital Trust I, $1.78                                519           519
                     75,000            75,000     SI Financing Trust I, $2.38                              1,898         1,898
                                                                                   ------------         ---------      ---------
                                                                                             -             2,416         2,416
                                                                                   ------------         ---------      ---------

                                                  Energy - 1.9%
                     22,500            22,500     Alabama Power Capital                                      564           564
                                                     Trust II,  $1.90
                     63,200            63,200     Enron Capital Trust I, $2.08                             1,586         1,586
                     75,000            75,000     TransCanada PipeLines Ltd.,                              1,880         1,880
                                                     Pfd., $2.13
                                                                                   ------------         ---------      ---------
                                                                                             -             4,029         4,029
                                                                                   ------------         ---------      ---------

                                                  Real Estate - 1.0%
                     25,000            25,000     AvalonBay Communities, Inc.,                               637           637
                                                     Pfd., Series G,  $2.24
                     60,000            60,000     Equity Residential Properties                            1,448         1,448
                                                     Trust, Pfd., $1.81
                                                                                   ------------         ---------      ---------
                                                                                             -             2,085         2,085
                                                                                   ------------         ---------      ---------

                                                  Services - 0.6%
                     55,000            55,000     Public Storage, Inc., Pfd.,                              1,463         1,463
                                                     Series F, $2.44
                                                                                   ------------         ---------      ---------

                                                  Telecommunications - 0.7%
                     55,000            55,000     MCI Capital I, Series A, $2.00                           1,351         1,351
                                                                                   ------------         ---------      ---------

                                                  Total Preferred Stocks
                                                  (Cost $0, $10,931 and $10,931)             -            11,345        11,345
                                                                                   ------------         ---------      ---------

                                                  Closed-end Investment
                                                     Companies - 0.7%
                    165,000           165,000     First Australia Prime                                      647           647
                                                     Income Fund
                    105,000           105,000     First Commonwealth Fund Inc.                               935           935
                                                                                   ------------         ---------      ---------

                                                  Total Closed-End Investment
                                                     Companies
                                                  (Cost $0, $2,003 and $2,003)               -             1,581         1,581
                                                                                   ------------         ---------      ---------

                                                  Corporate Bonds - 57.6%
                                                  Consumer Cyclicals - 4.2%
                                                  Federated Department Stores,
                      2,520             2,520        Inc., 7.450%, 07/15/17                                2,492         2,492
                                                  May Department Stores Company
                      1,000             1,000        (The), 7.625%, 08/15/13                               1,095         1,095
                                                  Penney (J.C.) Co., Inc.:
                      1,000             1,000        7.650%, 08/15/16                                        664           664

 FIRST AMERICAN CORPORATE BOND FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN CORPORATE BOND FUND AND FIRSTAR STRATEGIC INCOME FUND March 31, 2001
(Dollar amounts in thousands)
 (Unaudited)


  (Percentages of each investment category relate to total net assets)

                                                                                                                      Pro Forma
                                                                                                                      Combined
    First                            Pro Forma                                        First              Firstar       (First
  American          Firstar          Combined                                        American           Strategic      American
  Corporate        Strategic      (First American                                   Corporate            Income       Corporate
    Bond            Income        Corporate Bond                                       Bond               Fund        Bond Fund)
    Fund             Fund              Fund)                                           Fund               Market        Market
  Par/Shares      Par/Shares       Par/Shares(3)                                   Market Value           Value        Value(3)
  ----------      ----------      ---------------                                  ------------         ---------     ----------
                  1,000             1,000            7.950%, 04/1/17                                          663            663
                    725               725          Sears, Roebuck & Company                                   799            799
                                                     8.660%, 10/2/06
                  3,000             3,000          TRW Inc., 8.750%, 05/15/06                               3,192          3,192
                                                                                    ------------         ---------      ---------
                                                                                              -             8,906          8,906
                                                   Consumer Staples 3.0%            ------------         ---------      ---------
                                                   Philip Morris Companies
                  1,017             1,017            Inc., 7.125%, 08/15/02                                 1,038          1,038
                                                   Procter & Gamble
                  2,000             2,000            7.375%, 03/1/23                                         2,050          2,050
                                                   Safeway, Inc., Medium Term
                  3,000             3,000            Note, 8.570%, 04/1/03                                  3,175          3,175
                                                                                   ------------         ---------      ---------
                                                                                             -              6,263          6,263
                                                                                   ------------         ---------      ---------
                                                   Energy - 4.5%
                                                   Ashland Inc., Series F,
                    750               750            7.900%, 08/5/06                                          800            800
                  1,500             1,500          Ashland Inc., 7.780%,                                    1,532          1,532
                                                     09/19/16                                               2,386          2,386
                                                   Atlantic Richfield Company,
                  2,000             2,000            Series B, 8.600%, 05/15/12                               504            504
                                                   Chevron Capital USA, Inc.,
                    500               500            7.450%, 08/15/04                                       1,205          1,205
                                                   Coastal Corporation, 7.875%
                  1,000             1,000            05/15/12                                                 295            295
                                                   Duke Energy Corporation,
                    289               289            7.875%, 05/1/24                      1,519                            1,519
                                                   Pemex Project, 9.125%,
1,500                               1,500            10/13/10                             1,139                            1,139
                                                   Valero Energy, 8.750%,          ------------         ---------      ---------
1,000                               1,000            06/15/30                             2,658             6,722          9,380
                                                                                   ------------         ---------      ---------

                                                   Finance - 16.5%
                                                   Abbey National Capital Trust,
                                                     Callable 6/30/30 at 100,
1,500                               1,500            8.963%, 12/29/49                     1,657                            1,657
1,000                               1,000          Amerco, 8.800%, 02/04/05                 984                              984
                                                   Banc One Corporation, 8.000%,
                  2,000             2,000            4/29/27                                                2,140          2,140
1,000                               1,000          Bank United, 8.875%, 05/01/07         1,113                             1,113
                                                   Capital Holding Corporation,
                    500               500            9.250%, 5/7/01                                           544            544
                                                   Capital One Bank, 6.700%,
1,500                               1,500            05/15/08                             1,397                            1,397
                                                   Comerica Bank, Callable
                                                     08/15/05 at 100, 7.650%,
1,000                               1,000            08/15/10                             1,050                            1,050
                                                   Erac USA Finance 8.250%,
1,000                               1,000            05/01/05  (1)                        1,044                            1,044
                                                   First Union Corporation
                                                     Capital Trust I, 8.040%,
                  2,000             2,000            12/1/26                                                1,958          1,958
                                                   Finova Capital Corporation,
                  2,000             2,000            9.125%, 02/27/02                                       1,641          1,641
                                                   Gatx Capital, 8.250%,
1,500                               1,500            09/01/03                             1,555                            1,555
                                                   Green Tree Financial
                                                     Series 1996-8 Class A7
1,000                               1,000            8.05%, 10/15/27                      1,061                            1,061
                     60                60          Household International,
                                                     Inc., Capital Trust V, $2.50                           1,632          1,632
                                                   International Lease Finance
                  1,500             1,500            Corporation, 8.375%, 12/15/04                          1,632          1,632
                                                   Lehman Brothers Holdings,
2,000                               2,000            7.875%, 08/15/10                     2,131                            2,131
                  2,000             2,000          MBNA America Bank                                        2,060          2,060
                                                   MBNA America Bank, 6.875%,
1,000                               1,000            07/15/04                             1,005                            1,005
                                                   NationsBank Capital Trust IV,
                  2,100             2,100            8.250%, 04/15/27                                       2,081          2,081
                                                   Ohio National Life Insurance
                  2,000             2,000            Company, 8.875%, 07/15/04                              2,170          2,170
                                                   Socgen Real Estate, Callable
                                                     9/30/07 at 100, 7.640%,
1,500                               1,500            12/29/49  (1)                        1,507                            1,507
                                                   Sovereign Bancorp, 10.500%,
1,000                               1,000            11/15/06                             1,067                            1,067
                                                   Unumprovident, 7.625%,
1,000                               1,000            03/01/11                             1,016                            1,016
                                                   Wells Fargo & Company, 7.960%,
                  2,000             2,000            12/15/26                                               2,016          2,016
                                                                                   ------------         ---------      ---------
                                                                                         16,587            17,874         34,461
                                                                                   ------------         ---------      ---------

                                                   Forest Products - 0.5%
                                                   Abitibi-Consolidated, 8.550%,
1,000                               1,000            08/01/10                             1,064                            1,064
                                                                                   ------------         ---------      ---------
                                                   Health Care - 0.5%
                                                   HCA Healthcare, 8.750%,
1,000                               1,000            09/01/10                             1,072                            1,072
                                                                                   ------------         ---------      ---------
                                                                                          1,072                 -          1,072
                                                                                   ------------         ---------      ---------

                                                   Hotels - 0.9%
1,000                               1,000          MGM Mirage, 8.375%, 02/01/11           1,002                            1,002
                                                   Park Place Entertainment,
1,000                               1,000            7.875%, 12/15/05                       995                              995
                                                                                   ============         =========      =========
                                                                                          1,997                 -          1,997
                                                                                   ------------         ---------      ---------

                                                   Leisure & Entertainment - 0.5%
                                                   Royal Caribbean Cruises,
1,000                               1,000            8.250%, 04/01/05                     1,025                            1,025
                                                                                   ------------         ---------      ---------


                                                   Manufacturing - 7.0%
                                                   AK Steel, Callable 12/15/01 at
1,000                               1,000            104.56, 9.125%, 12/15/06               995                              995
2,000                               2,000          CSX Series C, 6.80%, 12/01/28          1,810                            1,810
1,000                               1,000          D.R. Horton, 8.375%, 06/15/04          1,000                            1,000
                                                   Equistar Chemicals, 8.500%,
1,000                               1,000            02/15/04                             1,002                            1,002
2,000                               2,000          Ford Motor, 7.450%, 07/16/31           1,965                            1,965
                                                   Lockheed Martin Corporation,
                  2,000             2,000            7.875%, 03/15/23                                       1,976          1,976
2,000                               2,000          Motorola, 6.750%, 02/01/06              1,930                           1,930
1,000                               1,000          Newport News Shipbuilding,
                  2,000             2,000            8.625%, 12/01/06                      1,035                           1,035
1,000                               1,000          PPG Industries, 7.400%, 08/15/19          959                             959
                                                   Precision Castparts, 8.750%,
2,000                               2,000            03/15/05                              2,034                           2,034
                                                                                    ------------        ---------      ---------
                                                                                          12,730            1,976         14,706
                                                                                    ------------        ---------      ---------
                                                   Real Estate - 4.6%
                  2,000             2,000          AvalonBay Communities, Inc.,                             2,043          2,043
                                                     6.800%, 07/15/06
1,000                               1,000          EOP Operating, 6.800%, 01/15/09           996                             996
                                                   Highwoods Forsyth LP, 7.190%,
                  2,000             2,000            06/15/04                                               2,018          2,018
                                                   Post Apartment Homes LP, 7.300%,
                  1,000             1,000            04/1/04                                                1,038          1,038
                                                   Simon Property Group LP, 7.750%,
1,500                               1,500            01/20/11  (1)                         1,523                           1,523
                                                   Spieker Properties, Inc., 7.350%
                  1,000             1,000             12/1/17                                                 941            941
                                                   Starwood Financial, 7.300%,
1,000                               1,000            05/15/01                                998                             998
                                                                                    ------------        ---------      ---------
                                                                                           3,517            6,039          9,556
                                                                                    ------------        ---------      ---------

                                                   Services - 3.3%

 FIRST AMERICAN CORPORATE BOND FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN CORPORATE BOND FUND AND FIRSTAR STRATEGIC INCOME FUND March 31, 2001
(Dollar amounts in thousands)
 (Unaudited)

 (Percentages of each investment category relate to total net assets)

                                                                                                                      Pro Forma
                                                                                                                      Combined
    First                            Pro Forma                                        First              Firstar       (First
  American          Firstar          Combined                                        American           Strategic      American
  Corporate        Strategic      (First American                                   Corporate            Income       Corporate
    Bond            Income        Corporate Bond                                      Bond                Fund        Bond Fund)
    Fund             Fund             Fund)                                           Fund               Market        Market
  Par/Shares      Par/Shares       Par/Shares(3)                                   Market Value           Value        Value(3)
  ----------      ----------      ---------------                                  ------------         ---------     ----------
                                                  Aramark Services, 6.750%,
 2,000                              2,000            08/01/04                           1,978                             1,978
                                                  British Sky Broadcasting,
 1,000                              1,000            8.200%, 07/15/09                   1,001                             1,001
 1,000                              1,000         Hasbro, 7.950%, 3/15/03                 950                               950
 1,000                              1,000         Kmart, 8.375%, 12/01/04                 991                               991
 1,000                              1,000         Kroger, 7.000%, 5/01/18                 962                               962
                                                  Tricon Global Restaurant,
 1,000                              1,000            7.650%, 05/15/08                     959                               959
                                                                                    ----------          ---------      ---------
                                                                                        6,841                  -          6,841
                                                                                    ----------          ---------      ---------

                                                  Technology - 1.6%
                                                  Dell Computer Corporation,
                    3,500           3,500            7.100%, 04/15/28                                      3,287          3,287
                                                                                    ----------          ---------      ---------
                                                                                            -              3,287          3,287
                                                                                    ----------          ---------      ---------

                                                  Telecommunications  Cellular - 4.6%
                                                  AT&T Wireless, 7.875%,
 1,500                              1,500            03/01/11  (1)                      1,512                             1,512
                                                  Deutsche Telekom, 8.000%,
 1,000                              1,000            06/15/10                           1,011                             1,011
                                                  Global Crossing Holding, 9.125%,
 1,000                              1,000            11/15/06                             943                               943
                    3,500           3,500         GTE Corporation, 7.830%, 05/1/23                         3,515          3,515
                                                  Level 3 Communications, 11.000%,
   500                                500            03/15/08                             391                               391
 1,000                              1,000         Sprint Capital, 7.125%, 01/30/06      1,009                             1,009
                                                  Williams Communications Group,
                                                     Callable 10/01/04 at 10
   500                                500            10.875%, 10/01/09                    365                               365
 1,000                              1,000         Worldcom, 6.950%, 08/15/28              843                               843
                                                                                    ----------          ---------      ---------
                                                                                        6,074              3,515          9,589
                                                                                    ----------          ---------      ---------

                                                  Transportation - 1.5%
                                                  American Airlines Pass Through
                                                     Series 1999-1 Class A2             1,144                             1,144
 1,100                              1,100            7.024%, 10/15/09
                                                  United Airlines Series 2000-1
                                                     Class B
 1,947                              1,947            8.030%, 07/01/11                   2,036                             2,036
                                                                                    ----------          ---------      ---------
                                                                                        3,180                  -          3,180
                                                                                    ----------          ---------      ---------


                                                  Utilities - 4.4%
 1,000                              1,000         AES, 9.375%, 09/15/10                 1,050                             1,050
 1,000                              1,000         Calpine, 8.500%, 02/15/11             1,027                             1,027
 1,000                              1,000         CMS Energy, 7.625%, 11/15/04            995                               995
                                                  Limestone Electron Trust, 8.625%,
 1,000                              1,000            03/15/03  (1)                      1,044                             1,044
                                                  Northern Illinois Gas Company,
                    2,000           2,000            7.260%, 10/15/25                                      1,932          1,932
                                                  NRG Northeast Generating, 8.842%,
 1,000                              1,000            06/15/15                           1,089                             1,089
 1,000                              1,000         Sempra Energy, 7.950%, 03/01/10       1,007                             1,007
                                                  Western Resources, 6.250%,
 1,000                              1,000            08/15/03                             960                               960
                                                                                    ----------          ---------      ---------
                                                                                        7,172              1,932          9,104
                                                                                    ----------          ---------      ---------

                                                   Total Corporate Bonds
                                                  (Cost $62,256, $76,800
                                                     and $139,056)                     63,917             56,514        120,431
                                                                                    ----------          ---------      ---------

                                                  Foreign Bonds - 4.6%
                                                  ABN-AMRO Bank NV, New York,
                    3,700           3,700            7.750%, 05/15/23                                      4,040          4,040
                                                  Koninklijke Philips Electronics
                    1,000           1,000            NV, 8.375%, 09/15/06                                  1,078          1,078
                                                  Zurich Capital Trust, 8.376%,
                    4,500           4,500            06/1/37                                               4,520          4,520
                                                                                    ----------          ---------      ---------
                                                  Total Foreign Bonds
                                                  (Cost $0, $10,021 and $10,021)                           9,638          9,638
                                                                                    ----------          ---------      ---------


                                                  U.S. Government & Agency
                                                     Securities - 1.5%
                                                  U.S. Treasury Bond, 6.250%,
 2,000                              2,000             08/15/23                          2,156                             2,156
                                                  U.S. Treasury Note, 5.750%,
 1,000                              1,000             08/15/10                          1,054                             1,054
                                                                                    ----------          ---------      ---------
                                                  Total U.S. Government & Agency
                                                     Securities
                                                  (Cost $3,094, $0 and $3,094)          3,210                             3,210
                                                                                    ----------          ---------      ---------

                                                  U.S. Agency Mortgage-Backed
                                                     Securities - 9.0%
                                                  Federal Home Loan Mortgage
                                                     Corporation (FHLMC)
                                                  Real Estate Mortgage Investment
                                                     Conduit (REMIC):
                                                     Series 1360, Class PK,
                      670             670               10.000%, 12/15/20                                    696            696
                                                     Series 1378, Class H, 10.000%,
                    2,000           2,000               01/15/21                                           2,123          2,123
                                                     Series 1255, Class G, 7.500%,
                      406             406               07/15/21                                             409            409
                                                     Series 62, Class B, 7.500%,
                    1,547           1,547               05/20/24                                           1,569          1,569
                                                  Federal Home Loan Mortgage
                                                     Corporation (FHLMC),
                      307             307            9.000%, 05/1/21                                         326            326
                      657             657            8.500%, 06/1/24                                         693            693
                                                  Federal National Mortgage
                                                     Association (FNMA)
                                                  Real Estate Mortgage Investment
                                                     Conduit (REMIC):
                                                     Series 1989-54, Class E,
                      208             208               8.400%, 08/25/19                                     219            219
                                                     Series 1990-63, Class H,
                      471             471               9.500%, 06/25/20                                     507            507
                                                  Federal National Mortgage
                                                     Association (FNMA),
                    2,073           2,073            8.000%, 02/01/30                                      2,142          2,142
                      173             173            7.000%, 11/1/06                                         177            177
                      209             209            7.500%, 04/1/07                                         213            213
                    1,217           1,217            8.000%, 04/1/20                                       1,258          1,258
                                                  Government National Mortgage
                                                     Association (GNMA)
                                                  Real Estate Mortgage Investment
                                                     Conduit (REMIC):
                                                     Series 1996-20, Class C,
                    4,000           4,000               7.500%, 05/16/23                                   4,101          4,101
                                                  Government National Mortgage
                                                     Association (GNMA),
                       64              64            9.000%, 07/15/16                                         68             68
                      183             183            9.000%, 01/15/22                                        195            195
                      276             276            8.000%, 11/20/26                                        284            284
                      448             448            7.500%, 12/15/26                                        460            460
                      878             878            7.500%, 02/20/27                                        897            897
                    2,530           2,530            6.500%, 12/20/28                                      2,522          2,522
                                                                                    ----------          ---------      ---------

 FIRST AMERICAN CORPORATE BOND FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN CORPORATE BOND FUND AND FIRSTAR STRATEGIC INCOME FUND March 31, 2001
 (Dollar amounts in thousands)
 (Unaudited)

 (Percentages of each investment category relate to total net assets)

                                                                                                                       Pro Forma
                                                                                                                       Combined
    First                             Pro Forma                                        First              Firstar       (First
  American          Firstar           Combined                                        American           Strategic      American
  Corporate        Strategic      (First American                                     Corporate           Income       Corporate
    Bond            Income         Corporate Bond                                       Bond               Fund        Bond Fund)
    Fund             Fund              Fund)                                            Fund              Market         Market
  Par/Shares      Par/Shares        Par/Shares(3)                                   Market Value          Value          Value
  ----------      ----------      ---------------                                   ------------         ---------     ----------
                                                   Total U.S. Agency Mortgage-
                                                     Backed Securities
                                                   Cost ($0, $19,923 and $19,923)                          18,859         18,856
                                                                                       --------        ----------     ----------

                                                   Asset-Backed Securities - 2.6%
                                                   Commercial - 1.0%
                                                   GMAC Commercial Mortgage
                                                      Securities Series
                                                      1999-C1 Class A2  6.175%,
    2,000                               2,000         05/15/33                            1,997                            1,997
                                                                                       --------        ----------     ----------
                                                   Home Equity - 0.6%
                                                   Green Tree Home Improvement
                                                      Loan Trust Series 1997-
                                                      A Class Hem2
    1,300                               1,300         7.900%, 03/15/28                    1,318                            1,318
                                                                                       --------        ----------     ----------
                                                                                          1,318                 -          1,318
                                                                                       --------        ----------     ----------

                                                   Other - 1.0%
                                                   Aircraft Finance Trust
                                                      Series 1999 Series 1A
                                                      Class C
    1,000                               1,000         8.000%, 05/15/24                    1,012                            1,012
                                                   Juniper Series 2000-1
                                                      Class A3
    1,000                               1,000         8.220%, 04/15/12                    1,045                            1,045
                                                                                       --------        ----------     ----------
                                                                                          2,057                 -          2,057
                                                                                       --------        ----------     ----------

                                                   Total Asset-Backed
                                                      Securities
                                                   (Cost $5,176, $0 and 5,176)            5,372                            5,372
                                                                                       --------        ----------     ----------

                                                   Private Mortgage-Backed
                                                      Securities - 2.0%
                                                   GE Capital Mortgage Services
                                                      Series 1994-6 Class A9
    2,090                               2,090         6.500%, 09/25/22                    2,102                            2,102
                                                   Impac Secured Assets CMO
                                                      Series 2000-5 Class A2
    2,000                               2,000         6.730%, 08/25/26                    2,015                            2,015
                                                                                       --------        ----------     ----------

                                                   Total Private Mortgage-
                                                      Backed Securities
                                                   (Cost $4,098, $0 and $4,098)           4,117                            4,117
                                                                                       --------        ----------     ----------

                                                   Related Money Market Fund - 1.8%
2,555,879         1,213,053         3,768,932         First American Prime               2,556             1,213          3,769
                                                      Obligations Fund  (2)
                                                                                       --------        ----------     ----------

                                                      Total Related Party
                                                        Money Market Fund
                                                      (Cost $2,556, $1,213
                                                        and $3,769)                       2,556             1,213          3,769
                                                                                       --------        ----------     ----------
                                                      Total Investments - 98.6%
                                                        (Cost $77,180, $127,662
                                                          and $204,842)                  79,172           127,134        206,306
                                                                                       ========         ==========     ==========

(1) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(2) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this fund.

(3) Management does not anticipate having to sell any securities as a result of the merger.

                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT
INTERMEDIATE BOND FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

 (Percentages of each investment category relate to total net assets)

                                                                                                                         Pro Forma
                                                                                                                         Combined
                                                                                                                          (First
  First         Firstar         Pro Forma                                                    First        Firstar        American
 American         Tax           Combined                                                   American         Tax         Intermediate
Intermediate     Exempt      (First American                                              Intermediate     Exempt         Tax Free
   Tax        Intermediate    Intermediate                                                    Tax        Intermediate      Fund)
 Free Fund     Bond Fund      Tax Free Fund)                                               Free Fund      Bond Fund        Market
 Par/Shares    Par/Shares     Par/Shares(4)                                               Market Value   Market Value     Value(4)
------------   ----------   ----------------                                             -------------  -------------  -------------
                                            Municipal Bond - 95.9%
                                            Alabama - 1.3%
                                            Alabama State Docks Department, Callable
                                              10/01/08 at 102 (MBIA) (RB) 5.250%,
 $ 3,000                     $  3,000         10/01/10                                          $ 3,228  $             $ 3,228
                                            Anniston Regional Medical Center Board
                                               Project, 8.000%, 07/01/11, Escrowed
                  1,400         1,400          to Maturity                                                    1,754      1,754
                                            Jefferson County Sewer, Series A (RB) (FGIC)
   1,200                        1,200          5.375%, 02/01/06                                   1,278                  1,278
                                                                                               --------  ----------    -------
                                                                                                  4,506       1,754      6,260
                                                                                               --------  ----------    -------
                                            Alaska - 2.1%
                                            Alaska State Housing Finance Corporation,
     700                          700          Series A (RB) 5.900%, 12/01/04                       748                    748
                                            Alaska State Housing Finance Corporation,
     615                          615          Series A (RB) (MBIA) 4.950%, 12/01/02                628                    628
     610                          610          5.350%, 06/01/06                                     641                    641
                                            Alaska State Housing Finance Corporation,
                                               Series A, Callable 6/01/04 at 102 (RB)
   3,000                        3,000          5.400%, 12/01/23                                   3,027                  3,027
                                            Alaska State Housing Finance Corporation,
                                               Series A, Callable 12/01/05 at 102 (RB)
   2,000                        2,000          (MBIA) 5.400%, 12/01/08                            2,117                  2,117
                                            Alaska State Housing Finance Corporation,
                  1,465         1,465          Prerefunded to 12/01/02 6.375%, 12/01/12                       1,561      1,561
                                            Alaska State Industrial Development and
                                               Export Authority, Callable 4/01/03
     800                          800          at 102 (RB) 5.950%, 04/01/06                         838                    838
                                            Anchorage, Electric Utility (RB) (MBIA)
     700                          700          5.500%, 12/01/02                                     724                    724
                                                                                               --------  ----------    -------
                                                                                                  8,723       1,561     10,284
                                                                                               --------  ----------    -------
                                            Arizona - 5.0%
                                            Arizona State Municipal Funding Program,
                  1,500         1,500          8.750%, 08/01/07, Escrowed to Maturity                         1,900      1,900
                                            Arizona Health Facilities Hospital Revenue,
                  1,800         1,800          7.250%, 11/01/14, Prerefunded 11/01/03                         1,971      1,971
                                            Arizona State Transportation Board Highway
                  5,000         5,000          Revenue, 8.000%, 07/01/05                                      5,835      5,835
                                            Maricopa County School District #68,
                                               Alhambra, 5.625%, 07/01/13, Partially
                  2,500         2,500          Prerefunded                                                    2,643      2,643
                                            Maricopa County School District #69,
                                               Paradise Valley (GO) (MBIA) 5.300%,
   1,000                        1,000          07/01/11                                           1,081                  1,081
                                            Phoenix, Series A (GO)
   1,000                        1,000          5.550%, 07/01/09                                   1,101                  1,101
                                            Phoenix Street & Highway Users,
                                            Partially Prerefunded 7/01/02, Remainder
                  1,000         1,000          Escrowed to Maturity: 6.500%, 07/01/09                         1,052      1,052
                  4,700         4,700          6.250%, 07/01/11                                               4,927      4,927
                                            Pima County (GO)
     800                          800          6.000%, 07/01/02                                     827                    827
                                            Scottsdale Water and Sewer,
                  1,290         1,290          7.000%, 07/01/06                                               1,483      1,483
                                            Tempe Unified High School District #213,
                                               Series C, Callable 07/01/06 at 101 (GO)
   2,060                        2,060          (MBIA) 4.00%, 7/01/12                              1,964                  1,964
                                                                                               --------  ----------    -------
                                                                                                  4,973      19,811     24,784
                                                                                               --------  ----------    -------
                                            California - 1.5%
                                            Azusa Redevelopment Agency, Single Family
                                               Mortgages, Series A Escrowed to maturity
   1,000                        1,000          (RB) (FNMA) 6.40%, 10/01/02                        1,050                  1,050
                                            Bakersfield Convention Center Expansion
                                               Project, (COP) (MLO) (MBIA) Callable
   1,000                        1,000          4/01/07 at 101 5.40%, 4/01/09                      1,082                  1,082
                                            Mountain View Los Altos School District,
                                               Series B, Callable 5/01/07 at 102 (GO)
   2,000                        2,000          6.50%, 5/01/17                                     2,300                  2,300
                                            Orange County Transportation Authority,
     200                          200          Callable 2/15/02 at 102 (RB) 5.70%,                  208                    208
   1,000                        1,000          2/15/03 5.75%, 2/15/04                             1,039                  1,039
                                            San Jose Airport, Callable 3/01/03
   1,000                        1,000          at 102 (RB) (MBIA) 6.10%, 3/01/06                   1,068                  1,068
                                            San Marcos Certificates of Participation,
                  1,085         1,085          0.00%, 2/15/06, Escrowed to Maturity                              901        901
                                                                                                --------  ----------    -------
                                                                                                   6,747         901      7,648
                                                                                                --------  ----------    -------
                                            Colorado  - 4.8%
                                            Boulder, Larimer and Weld Counties School
                                               District #R-1, Vrain Valley, Series A,
                                               Callable 12/15/02 at 101 (GO) (MBIA)
   1,000                        1,000          5.60%, 12/15/05                                    1,041                  1,041
                                            Colorado Department of Transportation
   3,000                        3,000          (RB) (AMBAC) 6.00%, 6/15/08                        3,356                  3,356
                                            Colorado State Educational and Cultural
                                               Facilities, Bromley East Charter School
                                               Project, Series A, Callable 9/15/11
   1,200                        1,200          at 100 (RB) 6.75%, 9/15/15                          1,209                  1,209
                                            Colorado State Educational and Cultural
                                               Facilities, Classical Academy Charter
                                               School Project, Callable 12/01/11
   1,500                        1,500          at 100 (RB) 6.75%, 12/01/16                         1,476                  1,476

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT
INTERMEDIATE BOND FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

 (Percentages of each investment category relate to total net assets)

                                     Pro
    First         Firstar           Forma                                                 First         Firstar       Pro Forma
   American         Tax            Combined                                              American         Tax         Combined
 Intermediate      Exempt      (First American                                         Intermediate      Exempt     (First American
     Tax        Intermediate     Intermediate                                              Tax        Intermediate   Intermediate
   Free Fund     Bond Fund      Tax Free Fund)                                           Free Fund      Bond Fund    Tax Free Fund)
  Par/Shares     Par/Shares     Par/Shares(4)                                          Market Value   Market Value  Market Value(4)
 ------------   -----------    ---------------                                         ------------   ------------  ---------------

       1,500                       1,500         7.25%, 12/01/21                            1,512                       1,512
                                              Colorado State Health Facilities
                                                 Authority, Zero Coupon Bond,
                                                 Escrowed to Maturity (RB)
      10,000                      10,000         5.50%, 7/15/20                             2,804                       2,804
                                              Colorado State Housing Finance
                                                 Authority, Series A-2,
                                                 Callable 5/01/06 at 105 (RB)
       1,010                       1,010         7.15%, 11/01/14                            1,127                       1,127
                                              Fruita, Escrowed to Maturity,
                     485             485         9.25%, 4/01/03                                              529          529
                                              Greenwood Metropolitan District,
                                                 Arapahoe County,
                                                 Callable 12/01/02 at 100 (GO)
       2,000                       2,000         (FSA) 7.30%, 12/01/06                      2,126                       2,126
                                              Greenwood South Metropolitan
                                                District, Arapahoe County,
                                                 Callable 12/01/02 at 100 (GO)
       1,500                       1,500         (MBIA) 7.25%, 12/01/06                     1,593                       1,593
                                              Jefferson Country School District
                                                 #R-1 (GO) (MBIA)
                   1,000           1,000         5.25%, 12/15/11                                           1,066        1,066
       2,000                       2,000         6.50%, 12/15/11                            2,369                       2,369
                                              Jefferson County
                                                 Callable 12/01/02 at 102 (COP)
                                                 (MLO) (MBIA)
         500                         500         6.65%, 12/01/08                              535                         535
                                              Loveland Water Utility Improvements,
                                                 8.875%, 11/01/05, Escrowed to
                   1,365           1,365         Maturity                                                  1,592        1,592
                                              University of Colorado, Partially
                                               Pre-Refunded to 5/07/01 at
                                                 100 (RB)
          25                          25         7.625%, 6/01/06                               25                          25
                                              Westminster Water and Waste Water
                                               Utility Improvements Callable
                                                 12/01/04 at 100 (RB) (AMBAC)
       1,000                       1,000          6.00%, 12/01/09                           1,079                       1,079
                                                                                          -------       --------      -------
                                                                                           20,252          3,187       23,439
                                                                                          -------       --------      -------
                                              Delaware  - 1.8%
                                              Delaware State, Callable 5/07/01
                                                 at 102 (GO)
       1,000                       1,000         6.35%, 4/01/03                             1,022                       1,022
                                              Delaware State Economic Development
                                               Authority,
                                                 7.625%, 7/01/25, Prerefunded
                   2,800           2,800         7/01/05                                                   3,273        3,273
                                              Delaware State Health Facilities
                                                Authority Revenue,
                                                 7.00%, 10/01/15, Prerefunded to
                   1,265           1,265         Various Dates                                             1,390        1,390
                                              Delaware Transportation Authority,
                                               Callable 5/07/01 at 100 (GO)
       1,000                       1,000         7.50%, 7/01/02                             1,003                       1,003
                                              New Castle County, Callable
                                               10/01/03 at 102 (GO)
       2,000                       2,000         5.30%, 10/01/05                            2,114                       2,114
                                                                                          -------       --------      -------
                                                                                            4,139          4,663        8,802
                                                                                          -------       --------      -------
                                              District of Columbia - 0.1%
                                              District of Columbia, Series A,
                                               Callable 5/07/01 at 102 (GO) (MBIA)
         425                         425         6.30%, 6/01/01                               427                         427
                                                                                          -------       --------      -------

                                              Florida - 0.6%
                                              Greater Orlando Aviation Authority,
                                                Airport Facilities (RB) (AMT) (FGIC)
       1,815                       1,815         5.25%, 10/01/09                             1,935                       1,935
                                              Lee County Industrial Development
                                               Authority, Shell Point Village
                                                 Health Project, Series A (RB)
       1,000                       1,000         5.50%, 11/15/08                               985                         985
                                                                                           -------       --------      -------
                                                                                             2,920              -        2,920
                                                                                           -------       --------      -------
                                              Georgia - 0.2%
                                              Fulco Hospital Authority Anticipation
                                               Certificates,
                   1,090           1,090         6.25%, 9/01/13, Prerefunded 9/01/02             -          1,155        1,155
                                                                                           -------       --------      -------

                                              Hawaii - 1.2%
                                              Hawaii State - Series CI
                     500             500         4.10%, 11/01/01                                              503          503
                                              Hawaii State Airport Systems, Series B
                                               (RB) (AMT) (FGIC)
       2,000                       2,000         6.25%, 7/01/06                              2,196                       2,196

                                              Hawaii State Harbor Systems, Series A
                                               (RB) (AMT) (FSA)
       2,270                       2,270         5.25%, 7/01/08                              2,394                       2,394
                                              Hawaii State Highway Revenue
                     600             600         4.80%, 7/01/03                                               618          618
                                                                                           -------       --------      -------
                                                                                             4,590          1,121        5,711
                                                                                           -------        --------      -------
                                              Idaho - 0.2%
                                              Ada and Canyon Counties, joint School
                                               District #2,
                                                 Pre-refunded to 7/30/05 at 101 (RB)
       1,000                       1,000         5.50%, 7/30/11  (2)                         1,082                       1,082
                                                                                           -------       --------      -------
                                              Illinois - 17.7%
                                              Bolingbrook
                   1,080           1,080         0.00%, 1/01/05                                               933          933
                                              Chicago City Colleges, Zero Coupon
                                               Bond (GO) (FGIC) (1)
      10,000                      10,000         5.90%, 1/01/15                              5,003                       5,003
                                              Chicago  Equipment,
                   5,000           5,000         5.60%, 1/01/06 (1)                                         5,378        5,378
                                              Chicago Series A (GO) (FGIC)
       5,000                       5,000         5.25%, 1/01/11                              5,330                       5,330
                                              Chicago, Series A, Zero Coupon
                                               Bond (GO) (MBIA) (1)
       1,000                       1,000         3.489%, 1/01/16 (1)                           605                         605

                                              Chicago, Midway Airport Project,
                                               Series C (RB) (MBIA)
       1,300                       1,300         5.50%, 1/01/14                              1,400                       1,400

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
March 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(Percentages of each investment category relate to total net assets)

                               Pro Forma                                                                               Pro Forma
   First          Firstar       Combined                                                  First         Firstar         Combined
  American          Tax          (First                                                 American          Tax            (First
Intermediate       Exempt       American                                              Intermediate       Exempt         American
    Tax         Intermediate  Intermediate                                                Tax         Intermediate    Intermediate
  Free Fund       Bond Fund   Tax Free Fund)                                           Free Fund       Bond Fund      Tax Free Fund)
 Par/Shares      Par/Shares   Par/Shares(4)                                           Market Value    Market Value   Market Value(4)
-----------     ------------  ------------                                            ------------    ------------   ---------------
                                             Chicago Park District, Parking
                                              Facilities
                                              Authority (RB) (ACA)
      1,075                       1,075         5.25%, 1/01/03                             1,097                             1,097
      3,585                       3,585         5.50%, 1/01/08                             3,749                             3,749

                                             Chicago Project
                     1,000        1,000         5.50%, 1/01/13                                             1,083             1,083
                                             Chicago Single Family Mortgages,
                                               Series A Callable 3/01/06
                                                at 103 (RB) (AMT)
                                                (FHLMC) (FNMA) (GNMA)
        240                         240         5.25%, 3/01/13                               245                               245
                                             Chicago Water, Zero Coupon Bond
                                               (RB) (FGIC) (1)
      5,150                       5,150         6.776%, 11/01/08 (1)                       3,696                             3,696
      6,450                       6,450         7.122%, 11/01/09 (1)                       4,394                             4,394
                                             Cook County (GO) (MBIA)
      2,000                       2,000         7.25%, 11/01/07                            2,314                             2,314
                                             Cook County Community High School,
                     1,560        1,560         0.00%, 12/01/07                                            1,177             1,177
                                             Cook County School District No. 9,
                     1,000        1,000         8.50%, 12/01/04                                            1,164             1,164
                                             Cook County Community School
                                               District #401, Elkwood Park,
                                                Zero Coupon Bond (GO) (FSA) (1)
      3,625                       3,625         5.80%, 12/01/11 (1)                        2,208                             2,208
                                             Cook County Community School
                                               District #65, Evanston,
                                                Series A (GO) (FSA)
      3,000                       3,000         6.375%, 5/01/09                            3,438                             3,438
                                             De Kalb, Single Family Mortgages,
                                               Series A (RB) (AMT) (GNMA)
        210                         210         7.00%, 12/01/01                              212                               212
                                             Du Page County Forest Preservation
                                               District,
                       500          500         5.90%, 11/01/01                                              508               508
                                             Elgin
                     2,990        2,990         7.25%, 1/01/04                                             3,267             3,267
                                             Granite Single Family Mortgage Revenue,
                                                7.75%, 10/01/11,
                       925          925         Escrowed to Maturity                                       1,100             1,100
                                             Hodgkins
                                                9.50%, 12/01/09,
                     1,100        1,100         Prerefunded 12/01/01                                   1,182                 1,182
                                             Illinois State Health Facilities
                                                Authority (RB)
      1,130                       1,130         6.50%, 2/15/06                             1,222                             1,222
                                             Illinois Health Facilities
                                              Authority, Alexian Brothers
                                                Health System (RB) (FSA)
      1,500                       1,500         5.00%, 1/01/06                             1,566                             1,566
                                             Illinois Health Facilities
                                              Authority Revenue,
                                                Memorial Hospital,
                                                7.25%, 5/01/22,
                     1,000        1,000         Prerefunded 5/01/02                                        1,062             1,062
                                             Illinois Health Facilities
                                                Authority Revenue,
                                             Evangelical -A,
                     1,320        1,320         6.75%, 4/15/12, Escrowed to Maturity                       1,544             1,544

                                             Illinois State, Callable 6/01/09
                                                at 101 (GO) (FGIC)
      2,000                       2,000         5.375%, 6/01/10                            2,164                             2,164
                                             Illinois State Certificates of
                                               Participation,
                     1,000        1,000         6.00%, 7/01/06                                             1,102             1,102
                                             Illinois State Development Finance
                                              Authority, Elmhurst Community
                                                School Callable 1/01/11 at 100
                                                (RB) (FSA)
      1,025                       1,025         6.375%, 1/01/13                            1,180                             1,180
                                             Illinois State Development Finance
                                              Authority, Solid Waste Disposal,
                                                Waste Management Project
                                                (RB) (AMT)
      1,000                       1,000         5.85%, 2/01/07                             1,009                             1,009
                                             Illinois State Educational Facilities
                                              Authority, Northwestern
                                                University, Mandatory Put 11/01/08
                                                at 100 (RB)
      2,050                       2,050         4.95%, 11/01/32                            2,137                             2,137
                                             Illinois State Educational Facilities
                                              Authority, The Art Institute of
                                                Chicago, Mandatory Put 3/01/06
                                                at 100 (RB)
      4,500                       4,500         4.70%, 3/01/30                             4,613                             4,613
                                             Illinois State Sales Tax (RB)
      2,500                       2,500         6.00%, 6/15/09                             2,808                             2,808
                                             Illinois State Sales Tax,
                                                Series S (RB)
      2,000                       2,000         5.10%, 6/15/10                             2,122                             2,122
                                             Illinois State Toll Highway -
                                                Series A
                       750          750         4.75%, 1/01/02                                               759               759
                                             Lake County School District 112,
                     1,415        1,415         9.00%, 12/01/05                                            1,723             1,723
                                             Lake County, Illinois Community
                                              School District #50, Woodland,
                                                Series A, Callable 12/01/08
                                                at 100 (GO) (FGIC)
      1,000                       1,000         5.00%, 12/01/09                            1,047                             1,047
                                             McHenry and Lake Counties Community
                                              High School District #156,
                                                Callable 1/01/11
                                                at 100 (GO) (FGIC)
      2,320                       2,320         5.00%, 1/01/13                             2,387                             2,387
                                             Metropolitan Pier and Exposition
                                              Authority, Illinois State Sales Tax,
                                                Series A, Zero Coupon Bond
                                                (RB) (FGIC)
      1,500                       1,500         5.00%, 6/15/09 (1)                         1,039                             1,039
                                             Metropolitan Pier and Exposition
                                              Authority, McCormick Place
                                                Expansion Project, Series A,
                                                Callable 12/15/09 at 101
                                                (RB) (FGIC)
      1,000                       1,000         5.55%, 12/15/11                            1,091                             1,091
                                             Regional Transportation
                                                Authority Series B,
                                                6.00%, 6/01/07,
                     1,000        1,000         Prerefunded 6/01/04                                        1,091             1,091
                                             Springfield Electric Revenue,
                     1,000        1,000         6.00%, 3/01/04                                             1,065             1,065
                     1,050        1,050         6.00%, 3/01/06                                             1,151             1,151
                                             University of Illinois,
                                                6.10%, 10/01/03,
                     1,005        1,005         Escrowed to Maturity                                       1,070             1,070

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                              Pro Forma                                                       First       Firstar       Pro Forma
    First       Firstar       Combined                                                       American       Tax         Combined
  American        Tax          (First                                                      Intermediate    Exempt    (First American
Intermediate     Exempt       American                                                         Tax      Intermediate  Intermediate
    Tax       Intermediate  Intermediate                                                    Free Fund    Bond Fund   Tax Free Fund)
 Free Fund      Bond Fund   Tax Free Fund)                                                   Market       Market         Market
 Par/Shares    Par/Shares   Par/Shares (4)                                                    Value        Value        Value (4)
------------  ------------  --------------                                                 ------------ ------------ --------------
                                           Will County Community School District #365,
                                              Principal Only,
                 1,685         1,685          0.00%,  11/01/05                                              1,404         1,404
                                           Winnebago County School District #122,
                                              Harlem-Loves Park,
                                              Zero Coupon Bond (GO) (FSA) (1)
3,000                          3,000          5.20%, 1/01/17                                   1,324                      1,324
                                                                                            --------     --------       -------
                                                                                              59,400       27,763        87,163
                                                                                            --------     --------       -------
                                           Indiana - 2.4%
                                           Franklin Township Independent School
                                              Building Corporation (RB)
1,235                          1,235          5.75%, 7/15/09                                  1,374                       1,374
                                           Indiana State Educational Facilities
                                              Authority, St. Joseph's College Project (RB)
1,660                          1,660          6.10%, 10/01/09                                 1,737                       1,737
                                           Indiana State Educational Facilities
                                              Authority, St. Joseph's College Project,
                                              Callable 10/01/09 at 102 (RB)
1,410                          1,410          6.60%, 10/01/14                                 1,477                       1,477
                                           Indiana State Housing Finance Authority,
                                              Series B-1, Callable 7/01/05 at 102 (RB)
1,085                          1,085          6.15%, 7/01/17                                  1,112                       1,112
                                           Indiana Transportation Financial Authority,
                   180           180          5.75%, 6/01/12                                                  201           201
                 1,820         1,820          5.75%, 6/01/12                                                2,017         2,017
                                           Indiana University, Series K, Zero Coupon
                                              Bond (RB) (MBIA) (1)
3,750                          3,750          5.36%, 8/01/11                                   2,313                      2,313
                                           Muncie School Building Corporation
                   500           500          4.95%, 1/15/02                                                  507           507
                                           St. Joe's County Hospital Authority,
                 1,000         1,000          4.75%, 8/15/12                                                1,007         1,007
                                                                                            --------     --------       -------
                                                                                               8,013        3,732        11,745
                                                                                            --------     --------       -------
                                           Iowa - 0.8%
                                           Ottumwa Community School
                   425           425          5.10%, 6/01/01                                                  426           426
                                           Saliz Pollution Control, Interstate
                                              Power Company, Mandatory Put 1/01/04 at
                                              100 (RB)
3,700                          3,700          4.20%, 1/01/13                                   3,700                      3,700
                                                                                            --------     --------       -------
                                                                                               3,700          426         4,126
                                                                                            --------     --------       -------
                                           Kansas - 1.4%
                                           Butler County Public Building
                                              Authority (RB) (MBIA)
1,000                          1,000          6.375%, 10/01/10                                 1,167                      1,167
                                           Emporia Sewer System,
                 1,165         1,165          6.625%, 11/15/07, Escrowed to Maturity                        1,342         1,342
                                           Kansas State Department of Transportation
                                              Highway,
                   500           500          5.50%, 9/01/10                                                  551           551
                                           Sedgwick and Shawnee Counties, Single Family
                                              Mortgages, Series A-2 (RB) (GNMA)
2,260                          2,260          6.70%, 6/01/29                                   2,501                      2,501
                                           Sedgwick County School District #267 (GO)
                                              (AMBAC)
1,045                          1,045          5.25%, 11/01/12                                  1,122                      1,122
                                                                                            --------     --------       -------
                                                                                               4,790        1,893         6,683
                                                                                            --------     --------       -------
                                           Kentucky - 1.0%
                                           Kentucky Economic Development Finance
                                              Authority, Norton Healthcare, Series A,
                                              Callable 10/01/10 at 101 (RB)
2,000                          2,000          6.25%, 10/01/12                                  2,056                      2,056
                                           Kentucky State Turnpike Authority Revenue,
                 1,400         1,400          7.20%, 7/01/09, Escrowed to Maturity                          1,616         1,616
                                           Louisville, Kentucky Water & Sewer Revenue,
                 1,250         1,250          6.00%, 11/15/07, Escrowed to Maturity                         1,402         1,402
                                                                                            --------     --------       -------
                                                                                               2,056        3,018         5,074
                                                                                            --------     --------       -------


                                           Louisiana  - 0.4%
                                           Louisiana Public Facilities Authority
                                              Hospital Revenue,
                 1,915         1,915          7.25%, 10/01/22, Prerefunded 10/01/02                         2,060         2,060
                                                                                            --------     --------       -------


                                           Maine - 0.6%
                                           Maine Municipal Bond - Series A
                   800           800          4.90%, 11/01/02                                                 819           819
                                           Maine Municipal Bond Bank- Series B (GO) (FSA)
2,000                          2,000          5.75%, 11/01/10                                  2,239                      2,239
                                                                                            --------     --------       -------
                                                                                               2,239          819         3,058
                                                                                            --------     --------       -------
                                           Massachusetts - 3.4%
                                           Massachusetts Bay Transportation Authority,
                                              Series A (RB)
1,875                          1,875          6.25%, 3/01/12                                   2,180                      2,180
                                           Massachusetts Bay Transportation Authority,
                                              General Transportation System Project,
                                              Service C (RB) (FGIC)
2,100                          2,100          5.75%, 3/01/10                                   2,332                      2,332
                                           Massachusetts State Commonwealth, Special
                                              Obligation, Series A (RB)
1,000                          1,000          5.50%, 6/01/13                                   1,099                      1,099
                                           Massachusetts State Development Finance
                                              Agency, Briarwood, Series B, Callable
                                              12/01/10 at 100 (RB)
2,500                          2,500          7.875%, 12/01/15                                 2,508                      2,508
                                           Massachusetts State Health and Educational
                                              Facilities Authority,

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                               Pro Forma                                                       First       Firstar      Combined
    First       Firstar       Combined                                                       American        Tax         (First
  American        Tax          (First                                                      Intermediate     Exempt       American
Intermediate     Exempt       American                                                         Tax       Intermediate   Intermediate
    Tax       Intermediate  Intermediate                                                    Free Fund     Bond Fund   Tax Free Fund)
 Free Fund      Bond Fund   Tax Free Fund)                                                   Market        Market        Market
 Par/Shares    Par/Shares   Par/Shares (4)                                                    Value         Value       Value (4)
------------  ------------  --------------                                                 ------------  ------------   ---------
                                           Partners Healthcare System, Series A,
                                              Callable 7/01/07 at 101 (MBIA)
3,000                          3,000          5.10%, 7/01/10                                 3,148                      3,148
                                           Massachusetts State - Series A,
                 3,000         3,000          5.125%, 1/01/16                                             3,066         3,066
                                           Massachusetts State Housing Finance Agency,
                                              Series 41 (RB)
  485                            485          5.35%, 12/01/02                                  490                        490
                                           Massachusetts State Housing Finance Agency,
                                              Series A, Callable 4/01/03 at 102 (RB)
1,000                          1,000          6.30%, 10/01/13                                1,051                      1,051
                                           Massachusetts State Port Authority Revenue,
                 1,000         1,000          5.75%, 7/01/12                                              1,114         1,114
                                                                                           -------       ------       -------
                                                                                            12,808        4,180        16,988
                                                                                           -------       ------       -------
                                           Michigan - 4.5%
                                           Detroit (GO) (AMT) (FSA)
1,255                          1,255          5.75%, 4/01/09                                 1,367                      1,367
                                           Detroit Water Supply System,
                 1,000         1,000          6.25%, 7/01/12, Prerefunded 7/01/02                         1,052         1,052
                                           Eaton Rapids Public Schools
                 1,000         1,000          5.375%, 5/01/07                                             1,062         1,062
                                           Kentucky County Building Authority
                   800           800          4.50%, 12/01/01                                               808           808
                                           Lakeshore Public Schools, Callable 5/01/11
                                              at 100 (GO)
1,260                          1,260          5.00%, 5/01/12                                 1,313                      1,313
                                           Michigan Municipal Bond Authority, Clean Water
                                              Revolving Fund (RB)
2,500                          2,500          5.50%, 10/01/09                                2,745                      2,745
                                           Michigan State Building Authority Series I,
                                              Callable 10/01/06 at 102 (RB) (AMBAC)
  270                            270          5.05%, 10/01/09                                  275                        275
                                           Michigan State Hospital Finance Authority,
                                              Ascension Health Credit, Series B, Mandatory
                                              Put 11/15/05 at 100 (RB)
3,000                          3,000          5.20%, 11/15/33                                3,065                      3,065
                                           Michigan State Housing Development Authority,
                                              Green Hill Project, Callable 7/15/04 at 102
                                              (RB) (FNMA)
1,980                          1,980          5.125%, 7/15/08                                1,999                    1,999
                                           Oakland University, Callable 5/15/05 at 102
                                              (RB) (MBIA)
1,000                          1,000          5.60%, 5/15/10                                 1,068                    1,068
                                           Rochester Community School District, Series I,
                                              Callable 5/01/10 at 100 (GO) (FGIC)
2,000                          2,000          5.375%, 5/01/11                                2,152                    2,152
                                           Wayne Charter County Airport, Series A,
5,000                          5,000          Callable 12/01/08 at 101 (RB) (AMT) (MBIA)     5,300                    5,300
                                                                                           -------       ------     -------
                                                                                            19,284        2,922      22,206
                                                                                           -------       ------     -------
                                           Minnesota - 4.8%
                                           Anoka County, Resource Recovery, Northern
                                              States Power Project (RB)
2,200                          2,200          4.35%, 12/01/04                                2,249                    2,249
                                           Bloomington Port Authority, Mall of America
                                              Project, Series A, Pre-refunded to 8/01/01
                                              at 100 (RB) (FSA)
   80                             80          5.45%, 2/01/09                                    81                       81
                                           Duluth - Series A
                   365           365          4.65%, 2/01/02                                                370         370
                                           Minneapolis, Hennepin Avenue Project, Series C,
                                              Escrowed to maturity (GO)
  800                            800          6.20%, 3/01/02                                   822                      822
                                           Minneapolis Hospital and Rehabilitation
                                              St. Marys Hospital,
                 1,210         1,210          10.00%, 6/01/13, Escrowed to Maturity                       1,619       1,619
                                           Minneapolis and St. Paul Housing and
                                              Redevelopment Authority, Health One
                                              Obligated Group, Series A, Pre-refunded
                                              to 8/15/02 at 102 (RB) (MBIA)
  600                            600          7.40%, 8/15/05                                   614                      614
                                           Minneapolis and St. Paul Metropolitan Airports
                                              Commission, Series B, (RB) (AMT) (FGIC)
1,000                          1,000          5.75%, 1/01/10                                 1,087                    1,087
                                           Minneapolis and St. Paul Metropolitan Airports
                                              Commission, Series B, Callable 1/01/08 at
                                              101 (RB) (AMT) (AMBAC)
3,000                          3,000          5.375%, 1/01/10                                3,166                    3,166
                                           Minneapolis and St. Paul Metropolitan Areas
                                              Transit Council, Series A (GO)
1,000                          1,000          5.00%, 2/01/07                                 1,058                    1,058
                                           Northern Minnesota Municipal Power Agency,
                                              Series A, Pre-refunded to 1/01/03 at 102
                                              (RB) (AMBAC)
1,000                          1,000          5.70%, 1/01/05                                 1,058                    1,058
                                           Robbinsdale, Minnesota Independent School
                                              District #281 (GO) (MSDCEP)
1,250                          1,250          5.00%, 2/01/09                                 1,320                    1,320
                                           Robbinsdale, Minnesota Independent School
                                              District #281, Callable 2/01/09 at 100
                                              (GO) (MSDCEP)
1,435                          1,435          5.25%, 2/01/12                                 1,513                    1,513
                                           St. Paul Housing and Redevelopment Authority,
                                              Tax Increment Revenue, Callable 8/01/06 at
                                              102.5 (AMBAC)
1,195                          1,195          6.40%, 2/01/07                                 1,343                    1,343
1,205                          1,205          6.40%, 8/01/07                                 1,366                    1,366
1,275                          1,275          6.45%, 8/01/08                                 1,442                    1,442
1,315                          1,315          6.50%, 2/01/09                                 1,484                    1,484

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT
INTERMEDIATE BOND FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

 (Percentages of each investment category relate to total net assets)

                                                                                                                       Pro Forma
                             Pro Forma                                                        First       Firstar       Combined
    First       Firstar       Combined                                                      American        Tax          (First
  American        Tax          (First                                                     Intermediate     Exempt       American
Intermediate     Exempt       American                                                        Tax       Intermediate  Intermediate
    Tax       Intermediate  Intermediate                                                   Free Fund     Bond Fund    Tax Free Fund)
 Free Fund      Bond Fund   Tax Free Fund)                                                  Market        Market         Market
 Par/Shares    Par/Shares   Par/Shares (4)                                                   Value         Value       Value (4)
------------  ------------  --------------                                                ------------  ------------   ---------

                                           St. Paul, Port Authority Hotel,
                 2,335         2,335          8.05%, 8/01/21, Prerefunded 8/01/08                          2,903            2,903
                                                                                            ----------   -------       ----------
                                                                                                18,603     4,892           23,495
                                                                                            ----------   -------       ----------
                                           Missouri - 0.8%
                                           Kansas City School District Building Authority,
                                              Capital Improvements Project, Series A,
                                              Callable 5/07/01 at 102 (GO) (MLO) (FGIC)
2,000                          2,000          6.40%, 2/01/02                                     2,045                      2,045
                                           St. Louis Industrial Development Authority,
                                                 Convention Center Project, Series A,
                                                 Callable 12/15/10 at
2,000                          2,000             102 (RB) (AMT)                                  2,098                      2,098
                                                                                            ----------   -------         --------
                                                                                                 4,143         -            4,143
                                                                                            ----------   -------         --------
                                           Nebraska - 2.1%
                                           Buffalo County Hospital Authority #1, Good
                                              Samaritan Hospital Project, Callable 5/07/01
                                              at 101, Escrowed to Maturity (RB)
   80                             80          6.375%, 11/01/03                                      84                         84
                                           Douglas County Hospital Authority #1, Immanuel
                                              Medical Center, (RB) (AMBAC)
1,255                          1,255          4.60%, 9/01/04                                     1,291                      1,291
                                           Douglas County Hospital Authority #1, Immanuel
                                              Medical Center, Callable 9/01/07 at 102
                                              (RB) (AMBAC)
1,400                          1,400          4.80%, 9/01/08                                     1,453                      1,453
                                           Douglas County School District (GO)
1,200                          1,200          4.75%, 12/15/07                                    1,256                      1,256
                                           Municipal Energy Agency of Nebraska, Series A
                                              (RB) (AMBAC)
  750                            750          5.45%, 4/01/02                                       767                        767
                                           Nebraska Educational Finance Authority,
                                              Creighton University Project, Callable
                                              1/01/06 at 101 (RB) (AMBAC)
2,500                          2,500          5.60%, 1/01/07                                     2,692                      2,692
                                           Nebraska Educational Telecommunication
                                              Commission, Leasing Project, Series 2000 (RB)
1,275                          1,275          6.00%, 2/01/06                                     1,385                      1,385
                                           Omaha Northwest Library Facilities Corporation,
                                              Callable 8/15/07 at 102 (RB) (MLO)
  975                            975          5.25%, 8/15/12                                     1,028                      1,028
                                           Omaha, Pre-refunded 9/01/01 at 102 (GO)
  500                            500          5.90%, 9/01/02 (2)                                   516                        516
                                                                                            ----------   -------         --------
                                                                                                10,472         -           10,472
                                                                                            ----------   -------         --------
                                           Nevada - 1.1%
                                           Clark County School District, Building and
                                              Renovation, Series B, Callable 6/15/07 at
                                              101 (GO) (FGIC)
1,000                          1,000          5.75%, 6/15/08                                     1,092                      1,092
                                           Nevada State Capital Improvements,
                 3,000         3,000          5.25%, 6/01/11                                         -     3,163            3,163
                                           Washoe County School District, Callable 8/01/02
                                              at 101 (GO) (MBIA)
1,000                          1,000          5.70%, 8/01/03                                     1,038                      1,038
                                                                                            ----------   -------       ----------
                                                                                                 2,130     3,163            5,293
                                                                                            ----------   -------       ----------
                                           New Jersey - 1.0%
                                           New Jersey State (GO)
1,000                          1,000          5.90%, 8/01/02                                     1,035                      1,035
                                           New Jersey State Transportation Trust Fund
                                              Authority, Series A (AB)
2,000                          2,000          5.50%, 6/15/08                                     2,186                      2,186
                                           New Jersey State Turnpike Authority Revenue,
                   820           820          6.75%, 1/01/09, Escrowed to Maturity                           902              902
                                           New Jersey State Turnpike Authority Revenue,
                                              Series A, Callable 5/07/01 at 102 (AMBAC)
                                              (RB)
1,000                          1,000          6.75%, 1/01/08                                     1,023                      1,023
                                                                                            ----------   -------       ----------
                                                                                                 4,244       902            5,146
                                                                                            ----------   -------       ----------
                                           New Mexico - 1.2%
                                           Albuquerque Joint Water and Sewer Systems,
                                              Series A (RB)
2,200                          2,200          5.25%, 7/01/09                                     2,361                      2,361
                                           Farmington Utility Systems, Callable 5/07/01
                                              at 100 Escrowed to Maturity (RB)
  130                            130          10.00%, 1/01/02                                      136                        136
                                           Farmington Power Revenue Bonds,
                   2,645       2,645          9.875%, 1/01/13, Prerefunded 7/01/05                         3,205            3,205
                                                                                            ----------   -------       ----------
                                                                                                 2,497     3,205            5,702
                                                                                            ----------   -------       ----------
                                           New York - 1.2%
                                           Hempstead Town Industrial Development Agency,
                                              Callable 12/01/06 at 102 (RB) (MBIA)
2,000                          2,000          5.00%, 12/01/08                                    2,115                      2,115
                                           New York State Dormitory Authority, Mental
                                              Health Services Facilities, Callable 8/15/10
                                              at 100 (RB) (FSA)
1,200                          1,200          5.75%, 2/15/11                                     1,336                      1,336
                                           New York State Environmental Facilities
                                              Corporation, Pollution Control, Callable
                                              11/15/04 at 102 (RB)
1,250                          1,250          6.40%, 5/15/06                                     1,384                      1,384
                                           New York State Environmental Facilities,
                   1,000       1,000          5.05%, 1/15/13                                         -     1,042            1,042
                                                                                            ----------   -------       ----------
                                                                                                 4,835     1,042            5,877
                                                                                            ----------   -------       ----------
                                           North Carolina - 0.2%

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT
INTERMEDIATE BOND FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)


 (Percentages of each investment category relate to total net assets)


                                                                                                                         Pro Forma
                                 Pro Forma                                                                               Combined
                                 Combined                                                      First        Firstar       (First
    First        Firstar          (First                                                     American         Tax         American
  American         Tax            American                                                 Intermediate      Exempt     Intermediate
Intermediate      Exempt        Intermediate                                                   Tax        Intermediate      Tax
    Tax        Intermediate         Tax                                                     Free Fund      Bond Fund     Free Fund)
 Free Fund       Bond Fund       Free Fund)                                                   Market         Market        Market
 Par/Shares     Par/Shares    Par/Shares (4)                                                   Value          Value       Value (4)
------------   ------------   --------------                                                ------------   ------------   ---------
                                             North Carolina Medical Care Community
                                                Hospital Revenue,
                  1,000          1,000          4.00%, 12/01/01                                      -        1,005         1,005
                                                                                               -------       ------        ------


                                             North Dakota - 0.3%
                                             Fargo Health Systems, Meritcare Obligated
                                                Group, Series A (RB) (FSA)
  715                              715          5.00%, 6/01/09                                                  750           750
                                             North Dakota State Industrial Commission,
                                                Lignite Program, Series A (RB)
  500                              500          5.75%, 11/15/05                                                 526           526
                                             North Dakota State Student Loan, Series A,
                                                Callable 5/07/01 at 101 (RB) (AMBAC)
    5                                5          6.90%, 7/01/01                                                    5             5
                                             North Dakota State Student Loan, Series A,
                                                Escrowed to Maturity (RB)
   25                               25          6.10%, 7/01/01                                        25                       25
                                                                                                 -------    -------       -------
                                                                                                   1,306          -         1,306
                                                                                                 -------    -------       -------
                                             Ohio - 2.2%
                                             Cleveland, Ohio Parking Facilities Revenue,
                  1,125          1,125          8.10%, 9/15/22, Prerefunded 9/15/02                           1,222         1,222
                                             Franklin County Health Care, Friendship Village,
                                                Callable 8/15/08 at 101 (RB)
2,000                            2,000          5.25%, 8/15/18                                   1,590                      1,590
                                             Lorain County Hospital Revenue, Catholic
                                                Healthcare Partners, Series B, Callable
                                                9/01/07 at 102 (RB) (MBIA)
1,000                            1,000          5.375%, 9/01/09                                  1,078                      1,078
                                             Ohio State Building Authority, Administration
                                                Building Fund Project, Series A, Callable
                                                10/01/08 at 101 (RB) (MLO)
3,000                            3,000          5.25%, 10/01/09                                  3,229                      3,229
                                             Ohio State Building Authority, Adult
                                                Correctional Facilities Project, Series A
                                                (RB) (MLO) (MBIA)
1,000                            1,000          5.50%, 10/01/04                                  1,064                      1,064
                                             Richland County Hospital Facilities,
                                                Series A (RB)
  690                              690          5.45%, 11/15/04                                    711                        711
  725                              725          5.50%, 11/15/05                                    750                        750
  765                              765          5.55%, 11/15/06                                    793                        793
  595                              595          5.65%, 11/15/08                                    617                        617
                                                                                               -------      -------       -------
                                                                                                 9,832        1,222        11,054
                                                                                               -------      -------       -------
                                             Oklahoma - 3.0%
                                             Cherokee County,
                  1,340          1,340          0.00%, 11/01/11, Escrowed to Maturity                           802           802
                                             Oklahoma County Housing Finance Authority,
                                             Series B, Zero Coupon Bond, Pre-refunded to
                                                3/01/06 at 56.915 (RB)
3,690                            3,690          5.74%, 7/01/12 (1) (2)                           1,715                      1,715
                                             Oklahoma Housing Finance Agency, Series A-2,
                                                Callable 5/01/05 at 100 (RB) (FNMA)
3,000                            3,000          5.50%, 11/01/25                                  3,075                      3,075
                                             Oklahoma State Capital Highway Revenue,
                  1,000          1,000          4.00%, 12/01/01                                               1,006         1,006
                                             Tulsa County Home Finance Authority Single
                                                Family Mortgage Revenue,
                  1,710          1,710          6.90%, 8/01/10, Escrowed to Maturity                          2,071         2,071
                                             Tulsa County Independent School District #9 (GO)
2,000                            2,000          5.75%, 6/01/04                                                2,130         2,130
                                             Tulsa Educational Facilities Authority, Holland
                                                Hall School Project, Series B, Callable
                                                12/01/08 at 101 (RB)
1,195                            1,195          4.60%, 12/01/09                                               1,192         1,192
                                             Tulsa Metropolitan Utility Authority, Callable
                                                9/01/05 at 102 (RB)
1,000                            1,000          5.60%, 9/01/06                                                1,083         1,083
                                             Tulsa Municipal Airport Trust, Series A,
                                                Callable 12/01/04 at 100 (RB) (AMT)
1,500                            1,500          5.80%, 6/01/35                                                1,522         1,522
                                                                                               -------      -------       -------
                                                                                                10,717        3,879        14,596
                                                                                               -------      -------       -------
                                             Oregon - 1.6%
                                             Lane County School District #19, Springfield,
                                                Pre-refunded to 10/15/04 at 101 (GO) (MBIA)
1,000                            1,000          5.90%, 10/15/06                                  1,088                      1,088
                                             Lane County School District #52, Bethel (GO)
                                                (SBGT)
1,000                            1,000          5.50%, 6/15/09                                   1,091                      1,091
                                             Polk, Marion and Benton Counties, School
                                                District #13-J (GO) (FGIC)
1,015                            1,015          5.50%, 12/01/04                                  1,083                      1,083
                                             Portland Community College District, Series A,
                                                Pre-refunded to 7/01/02 at 100 (GO)
  500                              500          6.00%, 7/01/12 (2)                                 517                        517
                                             Washington County Criminal Justice Facilities,
                                                Pre-refunded to 12/01/04 at 100 (GO)
  900                              900          5.625%, 12/01/05                                   965                        965
                                             Washington County Unified Sewer Agency,
                                                Series 1 (RB) (FGIC)
2,000                            2,000          5.75%, 10/01/08                                  2,214                      2,214
                                             Yamhill County School District #40 (GO) (FGIC)
1,000                            1,000          5.375%, 6/01/04                                  1,055                      1,055
                                                                                               -------      -------       -------
                                                                                                 8,013            -         8,013
                                                                                               -------      -------       -------
                                             Pennsylvania - 2.0%

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                    Pro
                   Forma                                                                                                  Pro
         Firstar  Combined                                                                                               Forma
 First     Tax     (First                                                                                               Combined
American Exempt    American                                                                                              (First
Inter-   Inter-    Inter-                                                                    First                       American
mediate  mediate   mediate                                                                  American     Firstar         Inter-
Tax Free  Bond     Tax Free                                                               Intermediate  Tax Exempt       mediate
  Fund   Fund      Fund)                                                                   Tax Free   Intermediate       Tax Free
 Par/     Par/      Par/                                                                      Fund      Bond Fund         Fund)
Shares   Shares  Shares (4)                                                               Market Value Market Value Market Value (4)
-------- ------  ----------                                                               ------------ ------------ ----------------
                             Erie County Prison Authority, Pre-refunded 11/01/01 at
                                 100 (RB) (MLO)
1,000            1,000           (MBIA) 6.60%, 11/01/02 (2)                                  1,020                       1,020
1,000            1,000          6.70%, 11/01/03 (2)                                          1,020                       1,020
                             Governor Mifflin School District, Pre-refunded to 2/01/02
                                  at 100 (GO)
2,000            2,000           (AMBAC) 6.50%, 2/01/13 (2)                                  2,055                       2,055
                             Hazleton Health Services Authority,
             955   955          8.375%, 7/01/12, Prerefunded to 1/01/03                                  1,048           1,048
                             Montgomery County, Industrial Development Authority,
                                PECO Energy Project, Series A, Mandatory Put 10/01/04
                                at 100 (RB)
2,000            2,000          5.20%, 10/01/30                                              2,026                       2,026
                             Northumberland County, Commonwealth Lease,
                                Pre-refunded to 10/15/01 at 100 (RB) (MLO) (MBIA)
1,000            1,000          6.60%, 10/15/02 (2)                                          1,019                       1,019
                             Philadelphia Hospitals Authority Revenue,
           1,150 1,150          9.875%, 7/01/10, Prerefunded to 7/01/05                                  1,424           1,424
                                                                                          ------------ ------------ ----------------
                                                                                             7,140       2,472           9,612
                                                                                          ------------ ------------ ----------------

                             PUERTO RICO - 0.3%
                             Puerto Rico Electric Power Authority, Series AA (RB) (MBIA)
1,000            1,000          6.00%, 7/01/06                                               1,113                       1,113
                             Puerto Rico Housing Finance Corporation, Single Family
                                Mortgages, Series A (RB) (AMT) (GNMA)
  110              110          6.00%, 2/01/02                                                 112                         112
                                                                                          ------------ ------------ ----------------
                                                                                             1,225           -           1,225
                                                                                          ------------ ------------ ----------------

                             RHODE ISLAND - 0.4%
                             Rhode Island Cons Dev Ln Ser
             900   900          4.60%, 11/01/03                                                            925             925
                             Rhode Island Depositors Economic Protection Corporation,
                                Series A (RB) (FSA)
1,000            1,000          6.25%, 8/01/03                                               1,064                       1,064
                                                                                          ------------ ------------ ----------------
                                                                                             1,064         925           1,989
                                                                                          ------------ ------------ ----------------
                             SOUTH CAROLINA - 0.4%
                             South Carolina State Public Service Authority, Series A (RB)
                                (MBIA)
1,665            1,665          5.50%, 1/01/10                                               1,816                       1,816
                                                                                          ------------ ------------ ----------------


                             SOUTH DAKOTA  - 1.0%
                             Deadwood, South Dakota (COP)
  800              800          5.50%, 11/01/07                                                841                         841
  845              845          5.60%, 11/01/08                                                893                         893
                             South Dakota State Building Authority,
             640   640          5.00%, 9/01/02                                                             655             655
                             South Dakota State Health and Educational Facilities
                                Authority,
                                Westhills Village Retirement (RB)
  640              640          5.50%, 9/01/04                                                 635                         635
  665              665          5.65%, 9/01/05                                                 660                         660
  735              735          5.80%, 9/01/06                                                 726                         726
  755              755          5.90%, 9/01/07                                                 745                         745
                                                                                          ------------ ------------ ----------------
                                                                                             4,500         655           5,155
                                                                                          ------------ ------------ ----------------

                             TENNESSEE - 0.4%
                             Metropolitan Government Nashville & Davidson
                                County Water & Sewer,
           5,000 5,000          0.00%, 12/01/13, Prerefunded 12/01/02                                    1,502           1,502
                             Shelby County Health, Educational and Housing Facilities
                                Board, St. Jude's Children's Research (RB)
  500              500          5.00%, 7/01/09                                                 522                         522
                                                                                          ------------ ------------ ----------------
                                                                                               522       1,502            2,024
                                                                                          ------------ ------------ ----------------

                             TEXAS - 5.5%
                             Abilene Health Facilities Development, Sears Methodist
                                Retirement, Series A (RB)
1,115            1,115           5.10%, 11/15/05                                             1,069                        1,069
1,175            1,175          5.25%, 11/15/06                                              1,120                        1,120
1,000            1,000          5.30%, 11/15/07                                                936                          936
1,300            1,300          5.35%, 11/15/08                                              1,212                        1,212
                             Amarillo Independent School District,
           1,035 1,035          7.00%, 2/01/06                                                           1,177            1,177
                             Cypress-Fairbanks Independent School District,
           4,000 4,000          5.50%, 2/15/18                                                           4,148            4,148
                             Dallas-Fort Worth International Airport Facility Improvement
                                Corporation, American Airlines, Series B, Mandatory Put
2,000            2,000          11/01/05 at 100 (RB) (AMT)
                                6.05%, 5/01/29                                               2,052                        2,052
                             Galveston County Special Tax Revenue, Pre-refunded 8/01/01 at
  185              185          100 (GO) (MBIA)
                                6.40%, 2/01/05 (2)                                             187                          187
                             Galveston County Special Tax Revenue, Escrowed to Maturity,
                                (GO) (MBIA)
  315              315          6.40%, 2/01/05                                                 346                          346
                             Houston Airport Systems Revenue,
             950   950          8.20%, 7/01/05, Escrowed to Maturity                                     1,042            1,042
                             Houston Housing Finance Corporation, Single Family
                                Mortgages, Series A-1, Callable 12/01/06 at 102 (RB)
  585              585          8.00%, 6/01/14                                                 631                          631
                             Irving Independent School District, Series A, Zero Coupon
                                Bond

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                               Pro Forma                                                                                  Pro Forma
                                Combined                                                                                  Combined
                               (First                                                                                     (First
   First                       American                                                        First                      American
  American    Firstar Tax    Intermediate                                                     American       Firstar    Intermediate
Intermediate    Exempt        Tax Free                                                       Intermediate   Tax Exempt    Tax Free
    Tax      Intermediate      Fund)                                                          Tax Free     Intermediate    Fund)
 Free Fund    Bond Fund        Par/                                                             Fund        Bond Fund     Market
 Par/Shares   Par/Shares    Shares (4)                                                       Market Value  Market Value  Value (4)
-----------  ------------  -----------                                                       ------------  ------------   ---------
     6,190                     6,190       (GO) (PSFG) 5.00%, 2/15/09 (1)                          4,360                      4,360
                                        North Central Health Facilities Authority,
                                           Retirement Facility, Series A (RB)
     4,000                     4,000       7.00%, 11/15/10                                         3,912                      3,912
                                        Nueces County Housing Finance Corporation,
                                           Dolphins Landing Apartments Project,
                                           Series A, Callable 7/01/10 at 102 (RB)
     1,910                     1,910       6.75%, 7/01/20                                          1,935                      1,935
                                        Planos Independent School District,
                 1,000         1,000       4.70%, 2/15/13                                                          1,006      1,006
                                        Texas State Turnpike Authority, Dallas,
                 1,000         1,000       6.50%, 1/01/08                                                          1,139      1,139
                                        University of Texas Permanent University Fund,
                 1,000         1,000       5.00%, 7/01/14                                                          1,015      1,015
                                                                                              ----------    ------------  ---------
                                                                                                  17,760           9,527     27,287
                                                                                              ----------    ------------  ---------

                                        UTAH  - 1.0%
                                        Box Elder County Utah School District,
                   675           675       4.80%, 6/15/01                                                            677        677
                                        North Davis County Utah Sewerage District,
                   560           560       5.70%, 3/01/02                                                            572        572
                                        Salt Lake County Municipal Building Authority,
                                           Series A (RB) (MLO)
       525                       525       6.00%, 10/01/03                                           555                        555
                                        Utah State Housing Finance Agency, Single Family
                                           Mortgages (RB) (FHA) (VA)
        35                        35       6.35%, 1/01/02                                             35                         35
       305                       305       5.65%, 7/01/06                                            314                        314
                                        Utah State Housing Finance Agency, Single Family
                                           Mortgages, Issue F-1, Callable 7/01/05 at 102
                                           (RB) (FHA) (VA)
       710                       710       6.30%, 1/01/18                                            750                        750
                                        Utah State Housing Finance Agency, Single Family
                                           Mortgages, Series III, Class R, Callable 7/01/06
                                           at 102 (RB) (FHA) (VA)
     1,665                     1,665       5.95%, 7/01/08                                          1,799                      1,799
                                                                                              ----------    ------------  ---------
                                                                                                   3,453           1,249      4,702
                                                                                              ----------    ------------  ---------

                                        VERMONT - 0.1%
                                        Vermont Municipal Bond,
                   270           270       4.50%, 12/01/01                                             -             272        272
                                                                                              ----------    ------------  ---------

                                        VIRGINIA - 1.7%
                                        Loudon County, Virginia,
                 1,000         1,000       5.00%, 12/01/02                                                         1,028      1,028
                                        Peninsula Ports Authority Virginia Health Care
                                        Facilities - Mary Immaculate Project,
                 2,000         2,000       7.00%, 8/01/17, Prerefunded to 8/01/04 & 8/01/06                        2,113      2,113
                                        Riverside Regional Jail Authority, Callable 7/01/05
                                           at 102 (RB) (MBIA)
       905                       905       5.70%, 7/01/08                                            979                        979
                                        Riverside Regional Jail Authority, Pre-refunded to
                                           7/01/05 at 102 (RB) (MBIA)
     1,095                     1,095       5.70%, 7/01/08 (2)                                      1,202                      1,202
                                        Virginia State Housing Development Authority, Series D,
                                           Calable 7/01/05 at 102 (RB)
     1,110                     1,110       6.10%, 1/01/14                                          1,176                      1,176
                                        Virginia State Housing Development Authority,
                                           Series H, (RB)
     1,000                     1,000       6.20%, 7/01/04                                          1,027                      1,027
                                        Virginia State Peninsula Regional Jail Authority,
                                           Callable 10/01/05 at 101 (RB) (MBIA)
     1,000                     1,000       5.30%, 10/01/09                                         1,057                      1,057
                                                                                              ----------    ------------  ---------
                                                                                                   5,441           3,141      8,582
                                                                                              ----------    ------------  ---------

                                        WASHINGTON - 10.5%
                                        Clark County Public Utility District #1, Callable
       750                       750        7/01/01 at 102 (RB) (FGIC) 6.10%, 1/01/02                766                        766
                                        Clark County School District #37, Vancouver (GO) (FSA)
     1,515                     1,515       5.25%, 12/01/14                                         1,617                      1,617
                                        Clark County School District #37, Vancouver (GO)
                                           Callable 12/01/02 at 100
     1,000                     1,000       6.10%, 12/01/04                                         1,043                      1,043
                                        Conservation and Renewable Energy Systems, Washington
                                           Conservation Project (RB)
       700                       700       5.65%, 10/01/03                                           735                        735
                                        Grant County Public Utility District #2, Series A (RB)
       670                       670       5.75%, 1/01/02                                            682                        682
                                        Island County School District #206, South Widbey,
                                           Callable 12/01/07 at 100 (GO) (AMBAC)
       700                       700       5.75%, 12/01/06                                           744                        744
                                        King County Public Hospital District #4, Callable
                                            12/01/02 at 100 (GO)
       910                       910        5.80%, 12/01/03                                          942                        942
                                        King County School District #403, Renton,
                                           Pre-refunded to 12/01/02 at 101 (GO)
       875                       875       6.05%, 12/01/03 (2)                                       922                        922
                                        King County School District #408, Auburn
       515                       515       6.20%, 12/01/02                                           538                        538
                                        King County School District #415, Kent,
                                           Pre-refunded to 6/01/04 at 100 (GO) (AMBAC)
       920                       920       6.45%, 6/01/06 (2)                                      1,000                      1,000
                                        King County School District 414,
                 1,000         1,000       5.00%, 12/01/08                                                         1,060      1,060

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                             Pro Forma                                                                                     Pro Forma
                              Combined                                                                                     Combined
                               (First                                                                                      (First
    First                     American                                                         First       Firstar        American
  American    Firstar Tax  Intermediate                                                       American       Tax        Intermediate
Intermediate   Exempt          Tax                                                           Intermediate    Exempt          Tax
    Tax      Intermediate   Free Fund)                                                           Tax       Intermediate   Free Fund)
 Free Fund    Bond Fund    Par/Shares                                                         Free Fund     Bond Fund     Market
 Par/Shares   Par/Shares     (4)                                                             Market Value  Market Value   Value (4)
-----------  -----------  -----------                                                        ------------  ------------  ---------
                                        King County, Series B, Callable 12/01/07 at 102 (GO)
    3,000                       3,000      5.85%, 12/01/13                                        3,282                    3,282
                                        Kitsap County School District #401, Central Kitsap,
                                           Pre-refunded to 12/01/02 at 101 (GO)
      750                         750      6.625%, 12/01/08 (2)                                     797                      797
                                        Pierce County School District #320, Sumner (GO)
    1,000                       1,000      6.00%, 12/01/06                                        1,068                    1,068
                                        Pierce County School District #401, Peninsula,
                                           Series A (GO)
      640                         640      5.95%, 12/01/01                                          651                      651
                                        Pierce County School District #403, Bethel,
                                           Callable 12/01/01 at 100 (GO)
    1,285                       1,285      6.20%, 12/01/02                                        1,308                    1,308
                                        Pierce County School District #403, Bethel,
                                           Callable 12/01/02 at 100 (GO)
      500                         500      6.35%, 12/01/04                                          523                      523
                                        Port Seattle Passenger Facility Charge, Series B
                                           (RB) (AMT) (AMBAC)
    1,000                       1,000      5.00%, 12/01/07                                        1,042                    1,042
                                        Port Tacoma, Series A (GO)
      790                         790      6.30%, 794                                               794                      794
                                        Seattle Library Facilities,
                  4,515         4,515      5.375%, 12/01/14                                                  4,730         4,730
                                        Seattle Municipal Light & Power Revenue,
                    600           600      4.80%, 5/01/02                                                      610           610
                                        Snohomish County Housing Authority, Callable
                                           4/01/06 at 100 (RB)
    1,035                       1,035      6.30%, 4/01/16                                         1,067                    1,067
                                        Snohomish County Public Utilities District #1,
                                           Callable 11/01/01 at 100 (RB)
    1,000                       1,000      5.85%, 11/01/17                                        1,001                    1,001
                                        Snohomish County School District #2, Everett,
                                           Callable 12/01/03 at 102 (GO) (MBIA)
      850                         850      6.00%, 12/01/06                                          910                      910
                                        Snohomish County School District #2, Everett,
                                           Pre-refunded 12/01/03 at 102 (GO) (MBIA)
      950                         950      6.00%, 12/01/06 (B)                                    1,031                    1,031
                                        Snohomish County School District #2, Everett,
                                           Series A, Callable 6/01/01 at 100 (GO)
    1,200                       1,200      6.70%, 6/01/02                                         1,207                    1,207
                                        Snohomish County School District #6, Mukilteo (GO)
      900                         900      6.25%, 12/01/01                                          918                      918
                                        Snohomish County School District #6, Mukilteo,
                                           Pre-refunded 6/01/01 at 100 (GO)
      900                         900      6.80%, 12/01/04 (2)                                      905                      905
                                        Snohomish County Solid Waste, Pre-refunded
                                           12/01/01 at 102 (GO) (MBIA)
      650                         650      6.80%, 12/01/03 (2)                                      678                      678
                                        South Columbia Basin Irrigation District (RB)
      500                         500      5.80%, 12/01/01                                          509                      509
                                        Spokane County Regional Solid Waste Management,
                                           Callable 12/01/02 at 102 (RB) (AMBAC)
      800                         800      6.40%, 12/01/03                                          849                      849
                                        Spokane County School District #356, Central Valley,
                                           Series B, Zero Coupon Bond (GO) (FGIC)
    8,690                       8,690      5.03%, 12/01/14 (1)                                    4,424                    4,424
                                        Spokane County School District #81, Spokane (GO)
    1,000                       1,000      5.90%, 12/01/02                                        1,042                    1,042
                                        Spokane County Sewer, Callable 6/01/02 at 100 (RB)
    1,470                       1,470      6.15%, 6/01/05                                         1,516                    1,516
                                        Tacoma Electric Systems, Callable 1/01/02 at
                                           102 (RB) (AMBAC)
    1,215                       1,215      6.00%, 1/01/06                                         1,261                    1,261
                                        Tacoma Electric Systems, Pre-refunded to 1/01/04
                                           at 100 (AMBAC)
      185                         185      6.00%, 1/01/06 (2)                                       197                      197
                                        Tacoma Utility, Pre-refunded 12/01/01 at 101
                                           (RB) (MBIA)
      575                         575      6.20%, 12/01/03 (2)                                      592                      592
                                        Tacoma, Series A, Callable 7/01/02 at 100 (GO)
      600                         600      5.90%, 7/01/03                                           617                      617
                                        Thurston County School District #111, Olympia,
                                           Pre-refunded 12/01/02 at 100 (GO)
    1,000                       1,000      6.70%, 12/01/03 (2)                                    1,055                    1,055
                                        Washington State
                  1,500         1,500      6.30%, 9/01/02                                                    1,533         1,533
                                        Washington State, Series C (GO)
    2,275                       2,275      5.50%, 7/01/14                                         2,481                    2,481
                                        Washington State, Series R-92 (GO)
    1,000                       1,000      6.20%, 9/01/01                                         1,013                    1,013
                                        Washington State Housing Finance, Hearthstone
                                           Project, Callable 1/01/05 at 102 (RB)
      810                         810      6.00%, 1/01/10                                           875                      875
                                        Washington State Housing Finance, Single Family
                                           Mortgages, Callable 7/01/01 at 102
                                           (RB) (FNMA) (GNMA)
      125                         125      6.70%, 7/01/02                                           127                      127
                                        Washington State Public Power Supply System,
                                           Nuclear Project #2, Series A, Callable
                                           7/01/06 at 102 (RB) (AMBAC)
    1,000                       1,000      5.70%, 7/01/11                                         1,078                    1,078
                                        Washington State Ref Ser
                    250           250      5.75%, 9/01/02                                                      258           258
                                                                                                  ------     -----        ------
                                                                                                  43,807     8,191        51,998
                                                                                                  ------     -----        ------

                                        WISCONSIN - 2.0%

FIRST AMERICAN INTERMEDIATE TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN INTERMEDIATE TAX FREE FUND AND FIRSTAR TAX EXEMPT INTERMEDIATE BOND FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                     Pro Forma                                                                         Pro Forma
                                     Combined                                                                          Combined
                                     (First                                                                            (First
                   Firstar Tax       American                                          First American  Firstar Tax     American
 First American      Exempt          Intermediate                                       Intermediate      Exempt       Intermediate
  Intermediate     Intermediate      Tax Free                                               Tax       Intermediate     Tax Free
 Tax Free Fund      Bond Fund          Fund)                                             Free Fund       Bond Fund       Fund)
   Par/Shares      Par/Shares      Par/Shares (4)                                       Market Value  Market Value  Market Value (4)
---------------   -------------   ---------------                                      -------------- ------------  ----------------

                                                    Hartford Promissory Notes,
                                                    Callable 9/01/08 at 100 (GO) (FSA)
          1,575                             1,575     5.25%, 9/01/09                           1,679                           1,679
                                                    Milwaukee County, Series A,
                                                     Callable 9/01/02 at 100 (GO)
          1,700                             1,700     5.55%, 9/01/03                           1,749                           1,749
            500                               500     5.875%, 9/01/07                            516                             516
                                                    Walworth County Promissory Notes,
                                                     Callable 4/01/08 at 100 (GO)
          1,500                             1,500     5.50%, 4/01/09                           1,617                           1,617
                                                    Wausaun School District,
                                                      6.50%, 4/01/10,
                          1,000             1,000     Prerefunded 4/01/02                                    1,032             1,032
                                                    Wisconsin State Health and
                                                       Education Facilities Authority,
                                                       Aurora Health Care, Series A,
                                                       Callable 2/15/09 at 101 (RB)
          1,500                             1,500     5.50%, 2/15/20                           1,318                           1,318
                                                    Wisconsin State Health and
                                                       Education Facilities Authority,
                                                       Monroe Clinic (RB)
            925                               925     4.45%, 2/15/06                             903                             903
          1,060                             1,060     4.70%, 2/15/09                           1,006                           1,006
                                                                                       -------------- ------------  ----------------
                                                                                               8,788         1,032             9,820
                                                                                       -------------- ------------  ----------------



                                                    WYOMING - 0.1%
                                                    Sweetwater County, Pacific Power
                                                       and Light Project,
                                                       Pre-refunded to 12/01/01
                                                       at 100 (RB)
            700                               700      6.50%, 12/01/07  (2)                      715                             715
                                                                                       -------------- ------------  ----------------



                                                    TOTAL MUNICIPAL BONDS
                                                    (Cost $330,755, $126,470,
                                                    and $457,225)                            343,672       129,242           472,914
                                                                                       -------------- ------------  ----------------

                                                    RELATED PARTY MONEY MARKET
                                                    FUND - 3.0%
                                                    First American Tax-Free
      2,457,621      12,529,436        14,987,057   Obligations Fund (3)                       2,458        12,529            14,987
                                                                                       -------------- ------------  ----------------


                                                    TOTAL RELATED PARTY MONEY
                                                    MARKET FUND
                                                    ($2,458, $12,529 and $14,987)              2,458        12,529            14,987
                                                                                       -------------- ------------  ----------------


                                                    TOTAL INVESTMENTS  - 98.9%
                                                    (Cost $333,213, $138,999,
                                                       $472,212)                           $ 346,130     $ 141,771         $ 487,901
                                                                                       ============== ============  ================



(1) Rate shown is the effective yield at the time of purchase.

(2) Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date and price indicated.

(3) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

(4) Management does not anticipate having to sell any securities as a result of the merger.

COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
PSFG - Permanent School Fund Guaranty
RB - Revenue Bond
SBGT - School Board Guaranty Trust
VA - Veterans Administration

                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)



                                   Pro Forma                                                                       Pro Forma
                                   Combined                                                                         Combined
                   Firstar         (First                                                            Firstar        (First
                   National       American                                                           National       American
 First American    Municipal      Tax Free                                         First American   Municipal       Tax Free
 Tax Free Fund     Bond Fund       Fund)                                            Tax Free Fund   Bond Fund        Fund)
   Par/Shares     Par/Shares   Par/Shares (6)(7)                                     Market Value  Market Value  Market Value (6)(7)
---------------  -------------  ---------------                                    --------------- ------------  -------------------
                                                    LONG-TERM INVESTMENTS - 95.8%
                                                    MUNICIPAL BONDS - 95.8%

                                                    ALABAMA - 1.2%
                                                    Alabama Water Pollution Control
                                                       Callable on 8/15/06 @ 100,
      $            $ 1,750           $  1,750                 6.70%, 8/15/06                 $             $ 1,769           $ 1,769
                                                    Alabama Water Pollution
                                                       Control Authority Callable
                                                       on 8/15/06 @ 100,
                     1,855              1,855                 5.50%, 8/15/12                                 1,949             1,949
                                                    Bessmer Water Revenue, Series A,
                                                       Callable on 8/15/06 @ 100,
                     2,500              2,500                 5.75%, 7/01/16                                 2,642             2,642
                                                                                       -------------- ------------  ----------------
                                                                                                  --         6,360             6,360
                                                                                       -------------- ------------  ----------------


                                                    ALASKA - 1.5%
                                                    Alaska State, Housing Finance
                                                       Corp., Series A, Callable
                                                       on 12/01/05 @ 102 (MBIA
                                                       Insured)
                     1,000              1,000          5.70%, 12/01/11                                       1,055             1,055
                                                    Alaska State Housing Finance
                                                       Authority Series A, Callable
                                                       06/01/07 @ 102 (RB) (MBIA)
         1,000                          1,000          5.90%, 12/01/19                          1,036                          1,036
                                                    Alaska Energy Authority Revenue,
                                                       Bradley Lake,
                    1,000               1,000          6.00%, 7/01/10 (FSA Insured)                          1,127             1,127
                                                    Alaska Energy Authority Revenue,
                                                       Bradley Lake,
                     4,040              4,040          6.00%, 7/01/11 (FSA Insured)                          4,577             4,577
                                                                                       -------------- ------------  ----------------
                                                                                                1,036        6,759             7,795
                                                                                       -------------- ------------  ----------------

                                                    ARIZONA - 1.8%
                                                    Casa Grande, Industrial
                                                     Development Authority
                                                      Aztec Pulp & Paper Products,
                                                      Callable 4/04/01 @ 100 (RB)
                                                      (AMT) (BA)
           400                            400           3.45%, 8/01/25                            400                            400
                                                    Glendale Industrial Development
                                                      Authority
                                                      Senior Living Facilities,
                                                      Callable 5/01/01 @ 100 (RB) (WF)
           400                            400           3.500%, 12/01/14  (1)                     400                            400
                                                     Maricopa County Industrial
                                                       Development Authority Bay Club
                                                       at Mesa Cove Project, Series A,
                                                       Callable 9/01/10 @ 103 (RB) (MBIA)
         1,000                          1,000           5.80%, 9/01/35                          1,033                          1,033
                                                     Maricopa County School District #4,
                                                        (GO) (FSA)
         2,000                          2,000           5.25%, 7/01/04                          2,103                          2,103
                                                     Navajo County Arizona Unified
                                                       School District No 32
                                                       Blue Ridge (FSA)
           700                            700          5.00%, 7/01/12  (2)                        734                            734
                                                     Arizona State, Transportation
                                                       Board Highway Revenue,
                                                       Callable on 7/01/09 @ 100
                     4,580              4,580           6.00%, 7/01/12                                       5,116             5,116
                                                                                       -------------- ------------  ----------------
                                                                                                4,670        5,116             9,786
                                                                                       -------------- ------------  ----------------



                                                     CALIFORNIA - 1.1%
                                                     California State
                                                       Callable 4/01/09 @ 101 (GO)
           500                            500           4.75%, 4/01/22                            475                            475
                                                     San Francisco Bay Area Rapid
                                                       Transit Tax Revenue,
                                                       Callable on 7/01/08 @ 101
                     5,000              5,000           5.25%, 7/01/17                                       5,160             5,160

                                                                                       -------------- ------------  ----------------
                                                                                                  475        5,160             5,635
                                                                                       -------------- ------------  ----------------


                                                     COLORADO - 4.3
                                                     Adams County School District
                                                        No. 012, G.O., Callable
                                                        on 12/15/07 @ 101(FGIC Insured)
                     6,655              6,655           5.40%, 12/15/13                                      7,019             7,019
                                                     Colorado Postsecondary Education,
                                                        Auraria Foundation Project,
                                                        Callable on 9/01/05 @ 100 (FSA)
                     1,250              1,250           5.75%, 9/01/10                                       1,325             1,325
                                                     Colorado Springs, Utilities Revenue, System
                                                        Improvement, Series A,
                                                        Callable on 11/15/07 @ 100
                     6,160              6,160           5.25%, 11/15/22                                      6,176             6,176
                                                     Colorado State Educational
                                                        & Cultural Facilities

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)



                                    Pro Forma                                                                        Pro Forma
                                    Combined                                                                         Combined
                   Firstar           (First                                                          Firstar          (First
                   National         American                                                         National        American
 First American    Municipal        Tax Free                                       First American   Municipal       Tax Free
 Tax Free Fund     Bond Fund         Fund)                                          Tax Free Fund   Bond Fund        Fund)
   Par/Shares     Par/Shares     Par/Shares (6)(7)                                   Market Value  Market Value  Market Value (6)(7)
---------------  -------------  ------------------                                 --------------- ------------  -------------------
                                                      Authority, Bromley
                                                      East Charter School Project,
                                                      Callable 9/15/11 @ 100 (RB)
          2,000                           2,000       7.25%, 9/15/30                        2,001                           2,001
                                                    Colorado State Educational &
                                                      Cultural Facilities Authority,
                                                      Classical Academy Charter School
                                                      Project, Callable 12/01/11
                                                      @ 100 (RB)
          1,500                           1,500       7.25%, 12/01/21                       1,512                           1,512
                                                    Colorado State Health Facilities
                                                      Authority Parkview Medical
                                                      Center Project, Callable
                                                      9/01/11 @ 100 (RB)
          1,000                           1,000       6.500%, 9/01/20                         989                             989
                                                    La Junta Hospital, Arkansas
                                                      Medical Center Project
                                                      Callable 4/01/09 @ 101 (RB)
          1,000                           1,000       6.00%, 4/01/19                          912                             912
                                                    Montrose County Health Care
                                                      Pre-refunded 11/01/02 @ 102 (RB)
          1,000                           1,000       8.25%, 11/01/19  (3)                  1,092                           1,092
                                                    The E-470 Public Highway Authority,
                                                      Zero Coupon Bond (RB) (MBIA)
         10,000                          10,000       5.47%, 9/01/32  (4)                   1,829                           1,829
                                                                                       -------------- ------------  ----------------
                                                                                            8,335        14,520            22,855
                                                                                       -------------- ------------  ----------------
                                                    CONNECTICUT - 0.8%
                                                    Connecticut State, Clean
                                                      Water Foundation Revenue,
                                                      Callable on 3/01/08 @ 101
                          4,360           4,360       5.25%, 3/01/20                           --         4,445             4,445
                                                                                       -------------- ------------  ----------------


                                                    DISTRICT OF COLUMBIA - 1.2%
                                                    District of Columbia
                                                      Association of American
                                                      Medical Colleges,
                                                      Callable 8/15/07  @ 102
                          1,350           1,350       5.375%, 2/15/17,                                    1,385            1,385
                                                    District of Columbia
                                                      Water & Sewer
                                                      Authority Revenue,
                                                      Callable on 4/01/09 @ 160 (FSA)
                          5,000           5,000       5.50%, 10/01/18                                     5,295             5,295
                                                                                       -------------- ------------  ----------------
                                                                                               --         6,680             6,680
                                                                                       -------------- ------------  ----------------

                                                    FLORIDA - 4.0%
                                                    Clay County Development Authority,
                                                      Cargill Project
                                                      Callable 3/01/02 @ 102 (RB)
            300                             300       6.40%, 3/01/11                          315                             315
                                                    Florida State Board of Education,
                                                      Series A
                                                      Callable 6/01/09 @ 101 (GO)
                                                      (FGIC)
          2,450                           2,450       4.50%, 6/01/23                        2,209                           2,209
                                                    Florida State Department of
                                                      Environmental Preservation
                                                      2000, General Services Revenue,
                                                      Series A, Callable on
                                                      7/01/06 (MBA)
                          5,000           5,000       5.50%, 7/01/13                                      5,305             5,305
                                                    Florida State Department of
                                                      Transportation, G.O.
                                                      Callable on 7/01/06 @ 101
                          5,525           5,525       5.25%, 7/01/17                                      5,641             5,641
                                                    Florida State Department of
                                                      Transportations, Alligator
                                                      Alley Revenue, Callable
                                                      on 7/01/07 @ 101 (FGIC
                          1,280           1,280       5.125%, 7/01/13                                     1,329             1,329
                                                    Orlando & Orange County Expressway
                                                      Authority Revenue, Callable
                                                      on 7/01/03 @ 102 (AMBAC)
                          1,500           1,500       5.375%, 7/01/08                                     1,572             1,572
                                                    Palm Beach County Revenue,
                                                      Calllable on 11/01/06 @ 102 (FSA)
                          5,000           5,000       5.25%, 11/01/16                                     5,151             5,151
                                                                                       -------------- ------------  ----------------
                                                                                            2,524        18,998            21,522
                                                                                       -------------- ------------  ----------------

                                                    GEORGIA - 0.2%
                                                    Georgia Municipal Electric
                                                      Authority Power
                                                      Series BB (RB) (MBIA)
          1,000                           1,000       5.25%, 1/01/25                        1,030            --             1,030
                                                                                       -------------- ------------  ----------------

                                                    HAWAII - 2.5%
                                                    Hawaii State, Series CN, G.O.,
                                                      5.50%,
                                                      Callable on 3/01/07 @ 102 (FGIC)
                          8,000           8,000       5.50%, 3/01/14                                      8,424             8,424

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)



                                                                                                                        Pro Forma
                          Pro Forma                                                                                      Combined
                          Combined                                                                                        (First
  First      Firstar       (First                                                              First        Firstar      American
 American    National     American                                                            American      National     Tax Free
 Tax Free   Municipal     Tax Free                                                            Tax Free     Municipal       Fund)
   Fund     Bond Fund      Fund)                                                                Fund       Bond Fund      Market
Par/Shares  Par/Shares  Par/Shares (6)(7)                                                   Market Value  Market Value  Value (6)(7)
----------  ----------  -----------------                                                   ------------  ------------  ------------
                                           Hawaii State, Series CR, G.O., 5.00%,
                                           Callable on 4/01/08 @ 101 (MBIA)
                 5,000           5,000     5.00%, 4/01/16                                                        5,041      5,041
                                                                                                  ------       -------    -------

                                                                                                       -        13,465     13,465
                                                                                                  ------       -------    -------

                                        ILLINOIS - 10.8%
                                        Bollingbrook Residential Mortgage Revenue,
                 1,080           1,080    7.50%, 8/01/10 (FGIC Insured)                                          1,251      1,251
                                        Chicago, Illinois, G.O., 5.375%,
                 1,100           1,100    1/01/13, (MBIA Insured)                                                1,179      1,179
                                        Chicago, Illinois Park District, G.O.,
                                          5.60%, Callable on 1/01/07 @ 101
                 2,000           2,000    (MBIA Insured)                                                         2,110      2,110
                                        Cook County Illinois, G.O., 6.25%, 1/15/12,
                 9,090           9,090     (MBIA Insured)                                                       10,533     10,533
                                        Cook County Ill School District No. 097,
                                          Oak Park, Series B, 9.00%, 12/01/11,
                 2,235           2,235    (FGIC Insured)                                                         3,092      3,092
                                        Cook County ILL School District No. 123,
                 1,000           1,000    Oak Lawn, 6.20%, 12/01/08, (FSA Insured)                               1,136      1,136
                                        Illinois Health Facilities, Revenue
                                           Callable on 8/15/07 @ 102 (MBIA)
                 2,500           2,500     5.80%, 8/15/16                                                        2,651      2,651
                                        Illinois State Development Finance Authority
                                           Pollution Control, Series A,
                                           Callable 7/01/06 @ 102 (RB)
       500                         500    7.375%, 7/01/21                                            543                      543
                                        Illinois State Development Finance Authority,
                                           Solid Waste Disposal, Waste Management
                                           Project, (RB) (AMT)
     1,000                       1,000     5.85%, 2/01/07                                          1,009                    1,009
                                        Illinois State Educational Facilities Authority
                                           Callable 10/01/07 @ 100 (RB) (CLE)
       500                         500     5.875%, 10/01/17                                          523                      523
                                        Illinois State Educational Facilities Authority
                                           Augustana College,
                                           Callable 10/01/08 @ 100 (RB)
     1,000                       1,000     5.25%, 10/01/18                                           946                      946
                                        Illinois State Health Facilities Authority
                                           Hospital Sisters Services,
                                           Pre-refunded 06/07/02 @ 102 (RB) (MBIA)
     1,000                       1,000     9.947%, 6/19/15  (3)                                    1,111                    1,111
                                        Illinois State Toll Highway Authority, Series A  (RB
     1,000                       1,000     6.30%, 1/01/12                                          1,148                    1,148
                                        Illinois State, G.O.
                 2,225           2,225     Callable on 2/01/05 @ 102, 6.10%, 2/1/17                              2,371      2,371
                                        Illinois State, G.O., Callable on 5/01/06 @ 102
                                                                          (MBIA Insured)
                 1,410           1,410     5.75%, 5/01/21                                                        1,470      1,470
                                        Illinois State, G.O., Callable on 2/01/07 @ 101
                                                                          (FGIC Insured)
                 8,400           8,400     5.25%, 2/01/13                                                        8,717      8,717
                                        Illinois State University Improvements
                                            Pre-refunded 2/01/02 @ 100 (COP) (MLO)
       110                         110     7.55%, 2/01/16  (3)                                       114                      114
       115                         115     7.60%, 2/01/17  (3)                                       119                      119
       100                         100     7.70%, 2/01/20  (3)                                       104                      104
       100                         100     7.70%, 2/01/22  (3)                                       104                      104
                                        McHenry County Community School District
                                           #200 Woodstock, Callable on 1/01/08 @ 100 (FSA)
                 2,400           2,400     5.85%, 1/01/16                                                        2,658      2,658
                                        Northern Illinois University Revenue, 5.70%
                                           Callable on 4/01/07 @ 100 (FGIC)
                 1,000           1,000     5.70%, 4/01/16                                                        1,043      1,043
                                        Rock Island, Friendship Manor Project (RB)
     1,100                       1,100     7.00%, 6/01/06                                          1,091                    1,091
                                        Rock Island, Friendship Manor Project
                                           Callable 6/01/03 @ 102 (RB)
       400                         400    7.20%, 6/01/13                                             398                      398
                                        Rockford Multifamily Housing, Rivers Edge
                                           Apartments, Series A,
                                           Callable 1/20/08 @ 102 (RB) (GNMA) (AMT)
     1,215                       1,215     5.875%, 1/20/38                                         1,221                    1,221

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                                                                                                          Combined
  First      Firstar       Pro Forma                                                            First        Firstar       (First
 American    National      Combined                                                           American      National      American
 Tax Free   Municipal   (First American                                                       Tax Free      Municipal     Tax Free
   Fund     Bond Fund    Tax Free Fund)                                                         Fund        Bond Fund   Fund) Market
Par/Shares  Par/Shares  Par/Shares (6)(7)                                                   Market Value  Market Value  Value (6)(7)
----------  ----------  -----------------                                                   ------------  ------------  ------------
                                        Saint Claire County, G.O.,
                                           Callable on 10/01/09 @ 102 (FGIC)
                 2,020           2,020     6.00%, 10/01/11                                                        2,292      2,292
                                        Southern Illinois University, Housing & Auxiliary
                                           Zero Coupon Bond, Series A (RB) (MBIA)
     2,280                       2,280      5.50%, 4/01/20  (4)                                       830                      830
                                        Will County Forrest Preservation District, G.O.,
                 2,500           2,500    6.00%, 12/01/06 (FGIC Insured)                                          2,590      2,590
                                        Will County Forrest Preservation District, G.O.,
                 5,805           5,805    6.00%, 12/01/10 (FGIC Insured)                                          6,585      6,585
                                                                                                   ------       -------    -------
                                                                                                    9,261        49,678     58,939
                                                                                                   ------       -------    -------


                                        INDIANA - 2.6%
                                        Crown Point Indiana School District, 7.875%,
                 2,630           2,630    1/15/06 (MBIA Insured)                                                  3,091      3,091
                                        Indiana State Educational Facilities Authority
                                           St. Joseph's College Project
                                           Callable 10/01/09 @ 102 (RB)
     1,000                       1,000     7.00%, 10/01/29                                          1,042                    1,042
                                        Indiana State Municipal Power Agency,
                                            Power Supply, Series B, (RB) (MBIA)
     1,000                       1,000      6.00%, 1/01/11                                          1,127                    1,127
     1,000                       1,000      6.00%, 1/01/12                                          1,129                    1,129
                                        Lake County Redevelopment Authority
                                           (RB) (MBIA) (MLO)
       800                         800    6.50%, 2/01/16                                              881                      881

                                        Indiana Transportation Finance Authority,
                                          Highway Revenue, Series A, 5.00%,
                 2,000           2,000    11/01/07  (AMBAC Insured)                                               2,120      2,120
                                        Indiana Transportation Finance Authority,
                                          Highway Revenue, Series A, 5.75%,
                 3,185           3,185    6/01/12  (AMBAC Insured)                                                3,530      3,530
                                        Hammond Multiple School Building, Series B,
                                           Escrowed to Maturity (RB) (MBIA)
     1,000                       1,000     6.00%, 1/15/13                                           1,128                    1,128
                                                                                                   ------       -------    -------
                                                                                                    5,307         8,741     14,048
                                                                                                   ------       -------    -------

                                        IOWA - 0.7%
                                        Scott County, Ridgecrest Village Project, Series A,
                                           Callable 11/15/10 @ 101 (RB)
     2,750                       2,750     7.25%, 11/15/26                                          2,666                    2,666
                                        Muscatine Electric Revenue, Callable on 7/01/01 @ 100
                 1,000           1,000     6.70%, 1/01/13                                                         1,163      1,163
                                                                                                   ------       -------    -------
                                                                                                    2,666         1,163      3,829
                                                                                                   ------       -------    -------
                                        KENTUCKY - 0.5%
                                        Jefferson County Health Facilities Revenue,
                                           Callable on 7/01/07 @ 101 (MBIA)
                 2,500           2,500     5.50%7/01/17                                                 -         2,582      2,582
                                                                                                   ------       -------    -------

                                        LOUISIANA - 1.7%
                                        Baton Rouge Sales & Use Tax, Series A,
                                            Callable on 8/01/08 @ 101.5 (FGIC)
                 2,030           2,030      5.25%, 8/01/15                                                        2,094      2,094
                                        Jefferson Parish Drain Sales Tax Revenue,
                 1,000           1,000    5.00%, 11/01/11 (AMBAC Insured)                                         1,053      1,053
                                        Jefferson Parish Single Family Mortgage Revenue
                                           Callable on 8/01/01 @ 100 (FGIC Insured)
                 1,000           1,000     7.10%, 8/01/11                                                         1,229      1,229
                                        Lafayette Public Import Sales Tax, 7.00%,
                 1,000           1,000    3/01/08 (FGIC Insured)                                                  1,172      1,172
                                        Louisiana Public, Tulane University Revenue
                                            Callable on 11/15/07 @ 102 (MBIA)
                 1,500           1,500     5.10%, 11/15/07                                                        1,535      1,535
                                        New Orleans, Ad Valorem Property Tax (GO) (FGIC)
     1,000                       1,000      5.50%, 12/01/15                                         1,084                    1,084
                                        Terrebonne Parish Hospital Service District No. 1
                                           Callable on 4/01/08 @ 102 (AMBAC Insured)
                 1,000           1,000     5.25%, 4/01/14                                                         1,028      1,028
                                                                                                   ------       -------    -------
                                                                                                    1,084         8,111      9,195
                                        MAINE - 0.8%                                               ------       -------    -------

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                                                                                                         Combined
                          Pro Forma                                                                                       (First
  First      Firstar      Combined                                                             First        Firstar      American
 American    National      (First                                                              American      National       Tax
 Tax Free   Municipal     American                                                             Tax Free     Municipal    Free Fund)
   Fund     Bond Fund   Tax Free Fund)                                                           Fund       Bond Fund      Market
Par/Shares  Par/Shares  Par/Shares (6)(7)                                                    Market Value  Market Value Value (6)(7)
----------  ----------  -----------------                                                    ------------  ------------  ----------
                                        Maine Municipal Board,Series D, Revenue,
                                           Callable on 11/01/07 @ 101 (AMBAC Insured)
                 4,000           4,000       5.35%, 11/1/17                                             -         4,108       4,108
                                                                                                   ------       -------     -------


                                        MASSACHUSETTS - 5.1%
                                        Martha's Vineyard, Series A,   Callable on 5/01/08
                 1,000           1,000     @ 102 (FSA Insured) 5.125%, 5/01/18                                    1,008       1,008
                                        Massachusetts Bay Transportation Authority,
                                           Callable on 3/01/07 @ 101 (FGIC Insured)
                 5,795           5,795     5.00%, 3/01/12                                                         6,005       6,005
                                        Massachusetts Bay Transportation Authority, Series A
                                           Callable on 3/01/07 @ 101 (FGIC Insured)
                 6,165           6,165     5.125%, 3/01/17                                                        6,248       6,248
                                        Massachusetts Bay Transportation Authority,
                                           Series A, Callable 3/01/09 @ 101 (RB) (FGIC)
      2000                        2000     5.75%, 3/01/21                                           2,132                     2,132
                                        Massachusetts State Water Reserve Authority
                                           Series A,  Callable on 11/01/06 @ 101
                                           (FGIC Insured)
                 2,500           2,500     5.40%, 11/1/11                                                         2,731       2,731
                                        Massachusetts State Housing Finance Agency
                                            Series D, Callable 7/01/01 @ 101 (RB) (AMBAC)
     1,500                       1,500       5.50%, 7/01/13                                         1,557                     1,557
                                        Massachusetts State Water Pollution
                                           Abatement Trust, Series 3, Callable on 2/01/07
                                                                      @ 101
                 7,115           7,115     5.625%, 2/01/15                                                        7,540       7,540
                                                                                                   ------       -------     -------
                                                                                                    3,689        23,532      27,221
                                                                                                   ------       -------     -------

                                        MICHIGAN - 1.8%
                                        Black River Public School Academy
                                           Callable 2/01/10 @ 100 (COP)
       950                        950      7.25%, 2/01/30                                             981                       981
                                        Dearborn, Michigan Economic Development, Hospital
                                           Revenue,  Callable on 11/15/05 @ 102
                                           (FGIC Insured)
                 2,450          2,450      5.75%, 11/15/15                                                        2,584       2,584
                                        Haslett,  MichiganSchool District, G.O.,
                                           Callable on 5/01/07 @ 100
                 1,200          1,200        5.70%, 5/01/16                                                       1,316       1,316
                                        Lanse Creuse Public School Distirct, G.O.,
                                           Callable on 5/01/07 @ 100 (AMBAC Insured)
                 1,000          1,000        5.25%, 5/1/16                                                        1,021       1,021
                                        Lakeview Community School
                                           Pre-refunded 05/01/07 @ 100 (GO) (FGIC)
       500                        500      5.75%, 5/01/16  (3)                                        550                       550
                                        Richmond Community School District, G.O.,
                                           Callable on 5/01/06 @ 100 (AMBAC Insured)
                 1,065          1,065       5.60%, 5/01/18                                                        1,155       1,155
                                        Ypsilanti School District, G.O.,
                                           Callable on 5/01/07 @ 100 (FGIC Insured)
                 2,000          2,000      5.60%, 5/01/12                                                         2,183       2,183
                                                                                                   ------       -------     -------
                                                                                                    1,531         8,259       9,790
                                                                                                   ------       -------     -------

                                        MINNESOTA - 6.6%
                                        Austin Housing & Redevelopment Authority
                                           Gerard Project Health Care Facilities,
                                           Callable 9/01/09 @ 102 (RB)
     1,000                      1,000      6.625%, 9/01/29                                            896                       896
                                        Chaska Electric, Series A,
                                           Callable 10/01/10 @ 100 (RB)
     1,000                      1,000      6.100%, 10/01/30                                         1,048                     1,048
                                        Cuyana Range Hospital District, Series A,
                                           Callable 6/01/07 @ 102 (RB)
     1,000                      1,000      6.00%, 6/01/29                                             813                       813
                                        Eden Prairie Multifamily Housing
                                           Callable 1/20/08 @ 102 (RB) (GNMA)
       500                        500      5.50%, 1/20/18                                             507                       507
                                        Fergus Falls Health Care Facilities Authority,
                                           Series A
                                           Callable 11/01/04 @ 102 (RB)
       500                        500      7.00%, 11/01/19                                            481                       481
                                        Glencoe Hospital Board
                                           Callable 8/01/04 @ 102 (RB)

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                          Pro Forma                                                                                       Combined
                           Combined                                                                 First     Firstar      (First
First       Firstar         (First                                                                 American   National    American
American    National       American                                                                Tax Free   Municipal   Tax Free
Tax Free    Municipal      Tax Free                                                                  Fund     Bond Fund     Fund)
Fund        Bond Fund       Fund)                                                                   Market     Market      Market
Par/Shares  Par/Shares  Par/Shares (6)(7)                                                            Value     Value    Value (6)(7)
---------- -----------  ----------------                                                           --------   --------- ------------
      485                        485         6.75%, 4/01/16                                           453                      453
                                          Glencoe Health Care Services Facilities Project
                                              Callable 4/01/11 @ 101 (RB)
    1,000                      1,000          7.50%, 4/01/31  (2)                                   1,000                    1,000
                                          Hopkins, Multifamily Housing Renaissance Project
                                              Callable 4/01/07 @ 102 (RB)
      500                        500          6.25%, 4/01/15                                          518                      518
                                          Maple Grove Multifamily Housing (RB) (WF)
      850                        850          3.45%, 11/01/31                                         850                      850
                                          Minnesota Agriculture & Economic Development Board
                                             Evangelical Lutheran Project,
                                             Callable 8/01/10 @ 102 (RB)
    2,000                      2,000         6.625%, 8/01/25                                        2,071                    2,071
                                          Minnesota Agriculture & Economic Development Board
                                             Health Care System, Series A,
                                              Callable 11/15/10 @ 101 (RB)
    3,000                      3,000          6.375%, 11/15/29                                      3,141                    3,141
                                          New Hope Housing & Healthcare Facilities Authority
                                             Masonic Home North Ridge,
                                              Callable 3/01/09 @ 102 (RB)
    2,000                      2,000          5.75%, 3/01/15                                        1,814                    1,814
                                          Rochester Health Care Facilities Authority, Series H
                                              Callable 11/15/02 @ 104 (RB)
    1,000                      1,000          8.168%, 11/15/15(C)                                   1,079                    1,079
                                          Roseville Housing Facilities Authority
                                               Pre-refunded 10/01/03 @ 102 (RB)
    1,000                      1,000           7.125%, 10/01/13  (3)                                1,103                    1,103
                                          Minnesota State, G.O., Callable on 8/01/07 @ 100
                    5,000      5,000         4.90%, 8/01/14                                                      5,061       5,061
                                          Monticello Independent School District No. 882 G.O.
                                             Callable on  2/01/06 @ 100
                    6,000      6,000         5.40%, 2/01/15                                                      6,363       6,363
                                          Rochester Health Care Facilities, Mayo
                                            Foundation, Series A, Callable on 5/15/08 @ 1015.375%
                    5,000      5,000        5.375%, 11/15/18,                                                    5,127       5,127
                                          St. Anthony Housing & Redevelopment Authority
                                              Callable 5/20/06 @ 102 (RB) (FHA) (GNMA)
    1,000                      1,000          6.25%, 11/20/25                                       1,032                    1,032
                                          St. Paul Housing & Redevelopment Authority
                                             Como Lake Project, Series B
                                              Callable 5/07/01 @ 100 (RB) (FHA)
      500                        500          7.50%, 3/01/26                                          498                      498
                                          Victoria Private School Facility
                                             Holy Family Catholic High School, Series A,
                                              Callable 9/01/09 @ 100 (RB)
    1,200                      1,200          5.85%, 9/01/24                                        1,147                    1,147
                                                                                                   ------      -------      ------
                                                                                                   18,451       16,551      35,002
                                                                                                   ------      -------      ------

                                          MISSISSIPPI - 1.4%
                                          Mississippi State,
                                          Series A, G.O.,
                    6,835       6,835         Callable on 7/01/07 @ 100, 5.125%, 7/01/14                         7,299       7,299
                                                                                                   ------      -------      ------

                                          MISSOURI - 0.7%
                                          Kansas City Industrial Development Authority, Kingswood
                                              Callable 11/15/08 @ 102 (RB)
    2,670                       2,670         5.375%, 11/15/09                                      2,468                    2,468
                                          St. Louis Industrial Development Authority
                                              Callable 12/15/10 @ 102 (RB) (AMT)
    1,000                       1,000         7.00%, 12/15/15                                       1,049                    1,049
                                                                                                   ------      -------      ------
                                                                                                    3,517            -       3,517
                                                                                                   ------      -------      ------

                                          MONTANA - 0.5%
                                          Montana Health Facilities, Sisters of Charity
                                             Leavenworth, Callable on 6/01/08 @ 101
                    2,550       2,550        5.125%, 12/01/18                                           -        2,547       2,547
                                                                                                   ------      -------      ------

                                          NEBRASKA - 1.2%
                                          Douglas County (GO)
    2,000                       2,000          5.00%, 7/01/09  (2)                                  2,113                    2,113
                                          Hastings Electric Systems
                                             Callable 5/01/11 @ 100 (RB) (FSA)


FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                       Pro Forma
                       Pro Forma                                                               First                   Combined
  First     Firstar     Combined                                                              American    Firstar       (First
 American  National      (First                                                               Tax Free   National     American Tax
 Tax Free  Municipal   American Tax                                                             Fund     Municipal     Free Fund)
  Fund     Bond Fund    Free Fund)                                                             Market    Bond Fund     Market
Par/Shares Par/Shares  Par/Shares (6)(7)                                                       Value    Market Value   Value (6)(7)
---------- ---------- ------------------                                                     ---------  ------------  -------------
  2,000                    2,000           5.00%, 1/01/15  (2)                                 2,032                          2,032
                                      Nebraska Public Power Supply Systems, Series C
                                          Pre-refunded 7/01/04 @ 101 (RB)
  1,000                    1,000          4.75%, 1/01/07  (3)                                  1,047                          1,047
                                      Omaha Public Power District, Electric Revenue,
              1,000        1,000        6.00%, 2/01/07                                                     1,110              1,110
                                                                                             -------    --------             ------
                                                                                               5,192       1,110              6,302
                                                                                             -------    --------             ------
                                      NEVADA - 4.9%
                                      Clark County Flood Control, Series F, G.O.,
                                         Callable on 11/01/08 @ 101
              6,460        6,460           5.00%, 11/01/12                                                 6,684              6,684
                                      Clark County School District, Series B, GO
                                         Callable on 6/15/06 @ 101 (FGIC Insured)
              2,500        2,500         5.75%, 6/15/10                                                    2,753              2,753
                                      Clark County School District, Series B, GO
                                         Callable on 6/15/07 @ 101 (FGIC Insured)
              5,000        5,000         5.50%, 6/15/11                                                    5,347              5,347
                                      Clark County School District, Series B, GO
                                         Callable on 6/15/05  @ 101 (MBIA Insured)
              2,500        2,500         5.80%, 6/15/11                                                    2,729              2,729
                                      Nevada State, Callable on 5/15/08 @ 100
              6,745        6,745         5.00%, 5/15/15                                                    6,805              6,805
                                      Washoe County School District, G.O., 5.75%,
                                         Callable on 6/01/04 @ 101 (MBIA Insured)
              1,500        1,500         5.75%,  6/01/11                                                   1,579              1,579
                                                                                             -------    --------             ------
                                                                                                  -       25,897             25,897
                                                                                             -------    --------             ------

                                      NEW JERSEY - 2.8%
                                      Camden County, Municipal Utilities Authority
                                        Sewer Revenue, Series C, G.O., 5.10%,
              5,000        5,000        7/15/12, Callable on 7/15/08 @ 101                                 5,209              5,209
                                      New Jersey State, Series E (GO)
  2,000                    2,000         5.00%, 7/15/04                                     2,092                             2,092
                                      New Jersey State Transportation System,
                                        Series A, 5.00%, 6/15/14, Callable on
              7,500        7,500        6/15/08 @ 100                                                      7,650              7,650
                                                                                             -------    --------             ------
                                                                                               2,092      12,859             14,951
                                                                                             -------    --------             ------
                                      NEW MEXICO - 0.1%
                                      New Mexico State Finance Authority
                                          Mortgage-Backed Security, Series D (RB)
    445                      445           6.20%, 7/01/15                                        447          -                 447
                                                                                             -------    --------             ------

                                      NEW YORK - 1.7%
                                      Long Island Power Authority, New York Electric
                                         Light & Power Improvements, Series A,
                                         Callable 6/01/08 @ 101 (RB) (AMBAC)
  1,000                    1,000          5.25%, 12/01/26                                      1,004                          1,004
                                      New York City Transitional Financial Authority
                                         Series A, Callable 2/15/10 @ 101 (RB)
  1,000                    1,000          5.375%, 2/15/23                                      1,022                          1,022
                                      New York , Sub-Series B-3 (GO) (MSG)
  1,950                    1,950           3.10%, 8/15/18  (4)                                 1,950                          1,950
                                      New York State Thruway Authority, Series A,
                                         Callable on 4/01/07 @ 102  (AMBAC Insured)
              5,000        5,000          5.25%, 4/01/14                                                   5,202              5,202
                                                                                             -------    --------             ------
                                                                                               3,976       5,202              9,178
                                                                                             -------    --------             ------

                                      NORTH DAKOTA - 2.1%
                                      Fargo Health Systems, Meritcare Obligated
                                          Series A, Callable 6/01/10 @ 101 (RB) (FSA)
  2,000                    2,000           5.60%, 6/01/21                                      2,063                          2,063
                                      Mercer County Pollution Control
                                         Antelope Valley Station (RB) (AMBAC)
  3,300                    3,300           7.20%, 6/30/13                                      4,039                          4,039
                                      Fargo Water Revenue, Callable on 1/01/08 @ 100 (MBIA)
              5,250        5,250         5.125%, 1/01/17                                                   5,289              5,289
                                                                                             -------    --------             ------
                                                                                               6,102       5,289             11,391
                                                                                             -------    --------             ------

                                      OHIO - 4.2%
                                      Clermont County, G.O.  Callable on 5/15/02 @ 102 (AMBAC)
              2,555        2,555         6.00%, 5/15/07                                                    2,663              2,663

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)



                                                                                                                     Pro Forma
                         Pro Forma                                                                                   Combined
                         Combined                                                               First                 (First
  First     Firstar       (First                                                              American    Firstar    American
 American  National      American                                                             Tax Free   National    Tax Free
 Tax Free  Municipal     Tax Free                                                               Fund     Municipal     Fund)
  Fund     Bond Fund      Fund)                                                                Market    Bond Fund    Market
Par/Shares Par/Shares  Par/Shares (6)(7)                                                       Value    Market Value  Value (6)(7)
---------- ---------- ------------------                                                     ---------  ------------ ----------


                                       Cleveland Waterworks Revenue, 5.75%,
                                          Callable on 1/01/06 @ 102 (MBIA)
               2,460      2,460           5.75%, 1/01/16                                                     2,718        2,718
                                       Columbus Ohio Sewer, Revenue, 6.25%,
               1,000      1,000           Callable on 6/01/02 @ 102, 6.25%,  6/01/08                         1,046        1,046
                                       Greater Cleveland Regional Transportation
                                         Authority, G.O., Callable on 12/01/06 @
               3,500      3,500           101 (FGIC Insured) 5.65%, 12/01/16,                                3,872        3,872
                                       Hamilton County, Ohio, Hospital Facilities,
                                         Children's Hospitals, 5.20%, 5/15/09
               1,000      1,000          (FGIC Insured)                                                      1,061        1,061
                                       Montgomery County Water Revenue,
                                          Callable on 11/15/02 @ 102,  6.25%, 11/15/12,
               2,000      2,000          (FGIC Insured)                                                      2,100        2,100
                                       Ohio State Building Authority, Adult
                                         Correctional Facilities,
               1,000      1,000          Callable on 10/01/04 @ 102 (MBIA), 5.70%, 10/01/06                  1,079        1,079
                                       Ohio State Building Authority, State Facilities,
                                          Callable on 10/01/04  @ 102
               1,000      1,000          (MBIA Insured)  6.00%, 10/01/08,                                    1,078        1,078
                                       Ohio State Building Authority, State Facilities,
                                          Callable on 10/01/04 @ 102  6.00%, 10/01/09
               1,225      1,225          (MBIA Insured)                                                      1,315        1,315
                                       Ohio State Turnpike Revenue, Series A,
                                         Callable on 2/15/06 @ 102
               1,000      1,000          (MBIA Insured) 5.70%, 2/15/13                                       1,069        1,069
                                       Ohio State Water Development Authority, Fresh
                                         Water & Sewer, Callable on
               1,000      1,000          6/01/05 @ 102 (AMBAC Insured), 5.80%, 12/01/11                      1,074        1,074
                                       Ohio State Water Development Authority,
                                         Pollution Control, Callable on
               2,000      2,000          6/01/05 @ 101 (MBIA Insured),  5.25%, 12/01/09                      2,095        2,095
                                       Sylvania County School District, G.O., 5.80%
                                          Callable on 12/01/05 @ 101 (FGIC)
               1,000      1,000           5.80%, 12/01/15                                                    1,055        1,055
                                                                                               -------    --------       ------
                                                                                                     -      22,225       22,225
                                                                                               -------    --------       ------

                                       OREGON - 1.3%
                                       Washington County, Unified Sewer Agency,
                                         Sewer Revenue, Series 1, 5.75%, 10/01/10
               6,110      6,110          (FGIC Insured)                                              -       6,837        6,837
                                                                                               -------    --------       ------

                                       PUERTO RICO - 0.1%
                                       Puerto Rico Public Improvements
                                          Callable 7/01/10 @ 100 (GO) (MBIA)
   500                      500          5.75%, 7/01/26                                            538           -          538
                                                                                               -------    --------       ------

                                       PENNSYLVANIA - 1.8%
                                       Bucks County Water & Sewer Revenue,
                                          Callable on 12/01/06 @ 100 (FGIC Insured)
               1,000      1,000           5.55%, 12/01/17                                                    1,030        1,030
                                       Chester Upland School District,
               2,000      2,000          Callable on 9/01/07 @ 100 (FSA Insured),
                                         5.25%, 9/01/17                                                      2,029        2,029
                                       Pennsylvania State, G.O.
                                         Callable on 3/15/07 @ 101.5 (AMBAC)
               5,000      5,000          5.125%, 9/15/11                                                     5,264        5,264
                                       Pennsylvania State Higher Educational
               1,000      1,000          Facilities,4.25%, 12/01/07                                          1,037        1,037
                                                                                               -------    --------       ------
                                                                                                     -       9,360        9,360
                                                                                               -------    --------       ------

                                       RHODE ISLAND - 1.0%
                                       Rhode Island State, Series A, G.O.,
                                          Callable on 8/01/07 @ 101 (MBIA)
               5,055      5,055           5.125%,  8/01/12                                           -       5,267        5,267
                                                                                               -------    --------       ------

                                       SOUTH DAKOTA - 0.8%
                                       South Dakota Economic Development Finance Authority
                                          DTS Inc. Project, Series A,
                                          Callable 4/01/09 @ 102 (RB) (AMT)
 1,055                    1,055           5.50%, 4/01/19                                         1,001                    1,001
                                       South Dakota Housing Development Authority, Series H

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                     Pro Forma                                                                          Pro Forma
                                     Combined                                                                           Combined
                                      (First                                                                             (First
                                     American                                                                           American
First American   Firstar National    Tax Free                                  First American    Firstar National       Tax Free
Tax Free Fund    Municipal Bond       Fund)                                     Tax Free Fund     Municipal Bond          Fund)
  Par/Shares     Fund Par/Shares   Par/Shares(6)(7)                              Market Value     Fund Market Value      Value(6)(7)
---------------  ----------------  ----------------                             --------------   ------------------  ---------------
                                                   Callable 5/01/10
                                                     @ 100 (RB) (FHA)
   2,000                                  2,000      5.90%, 5/01/28              2,064                                    2,064
                                                   South Dakota State
                                                      Health & Educational
                                                      Facilities Authority
                                                      Callable 7/01/06
                                                      @ 102 (RB) (MBIA)
   1,000                                   1,000      6.00%, 7/01/14             1,075                                    1,075
                                                                               ---------           --------------      -----------
                                                                                 4,140                      -             4,140
                                                                               ---------           --------------      -----------
                                                   TENNESSEE - 1.0%
                                                   Jackson Water & Sewer,
                                                      Revenue,
                      2,900                2,900      6.30%, 7/01/11,                                   3,259             3,259
                                                      Callable on 5/17/01
                                                      @ 102.75
                                                   Johnson City Health &
                                                      Educational Facilities
                                                      Authority Series A,
                                                      Callable 7/01/12
                                                      @ 103 (RB)
   2,000                                   2,000      7.50%, 7/01/33             2,001                                    2,001
                                                                               ---------           --------------      -----------
                                                                                 2,001                  3,259             5,260
                                                                               ---------           --------------      -----------

                                                   TEXAS - 10.7%
                                                   Cypress-Fairbanks
                                                      Independent School
                                                      Callable on 2/15/10
                                                      @ 100
                      5,000                5,000      5.50%, 2/15/18            5,185                  5,185
                                                   Abilene Health Facilities
                                                      Development, Sears
                                                      Retirement Project,
                                                      Series A,
                                                      Callable 11/15/08
                                                      @ 101 (RB)
   1,500                                   1,500      5.875%, 11/15/18           1,269                                    1,269
                                                   Bexar County Housing
                                                      Finance Authority
                                                      American Opportunity
                                                      Housing, Series A,
                                                      Callable 1/01/11
                                                      @ 102 (RB) (MBIA)
   2,000                                   2,000      5.80%, 1/01/31             2,039                                    2,039
                                                   Fort Bend Independent
                                                      School District
                                                      Escrowed to Maturity,
                                                      Pre-refunded 2/15/05
                                                      @ 100 (GO)
     500                                     500      5.00%, 2/15/14  (3)          522                                      522
                                                   North Central Health
                                                      Facility Development
                                                      Corporation Northwest
                                                      Senior Housing, Series A,
                                                      Callable 11/15/09 @ 102
   1,000                                   1,000      7.25%, 11/15/19              974                                      974
   1,000                                   1,000      7.50%, 11/15/29              986                                      986
                                                   North Central Health
                                                      Facility Development
                                                      Corporation Presbyterian
                                                      Healthcare Residence,
                                                      Pre-refunded 6/19/01
                                                      @ 104 (RB) (MBIA)
   1,000                                   1,000      9.495%, 6/22/21  (3)       1,054                                    1,054
                                                   Nueces County Housing
                                                      Financial Corporation
                                                      Dolphins Landing
                                                      Apartments Project,
                                                      Series A, Callable
                                                      7/01/10 @ 102  (3)
   1,860                                   1,860      6.875%, 7/01/30            1,888                                    1,888
                                                   Harris County Health
                                                       Facilities Development
                                                       Revenue, Memorial
                                                       Hospital Systems
                                                       Project, Series A,
                                                       Callable on 6/01/07
                                                       @ 102 (MBIA Insured)
                      8,000                8,000       5.50%, 6/01/17                                   8,249             8,249
                                                   Harris County Health
                                                       Facilities
                                                       Development Revenue,
                                                       Memorial Hospital
                                                       Systems Project,
                                                       Series A, Callable on
                                                       6/01/07 @ 102
                                                       (MBIA Insured)
                      2,500                2,500       5.75%, 6/01/19                                   2,604             2,604
                                                   Houston Water Conveyance
                                                       System, 6.125%,
                      1,000                1,000       12/15/09 (AMCAC Insured)                         1,139             1,139
                                                   Laredo Independent School
                                                       District, 6.75%,
                      2,290                2,290       8/01/09 (PSF Insured)                            2,697             2,697
                                                   Remington Municipal Utility
                                                       District #1 Series A,
                                                       Callable 9/01/08
                                                       @ 100 (GO)
   1,000                                   1,000       5.80%, 9/01/25                1,039                                1,039
                                                   Spring Branch Independent
                                                       School District Callable
                                                       2/01/10 @ 100 (GO)
   2,400                                   2,400       5.75%, 2/01/25                2,532                                2,532
                                                   San Antonio Independent
                                                       School District, Callable
                                                       on 8/15/08 @ 100
                                                       (PSF Guaranteed)
                      6,000                6,000       5.125%, 8/15/14                                  6,157             6,157
                                                   Tarrant County Housing
                                                       Financial Corporation
                                                       Multifamily Housing,
                                                       Fair Oaks, Callable
                                                       7/01/10 @ 102 (RB)
     500                                     500       6.75%, 7/01/20              513                                      513
   1,000                                   1,000       6.875%, 7/01/30           1,027                                    1,027
                                                   Texas Employment Community
                                                       (COP) (MLO)
      25                                      25       8.10%, 8/01/01               25                                       25
      35                                      35       8.15%, 2/01/02               36                                       36

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                        Pro Forma                                                                  Pro Forma
                                        Combined                                                                   Combined
                                         (First                                                                     (First
                                        American                                                                   American
First American  Firstar National        Tax Free                            First American   Firstar National      Tax Free
Tax Free Fund    Municipal Bond        Fund) Par/                            Tax Free Fund   Municipal Bond          Fund)
  Par/Shares     and Par/Shares        Shares (6)(7)                          Market Value   Fund Market Value  Market Value (6)(7)
--------------  ------------------   ----------------                       --------------  ------------------  -------------------
        35                                   35      8.15%, 8/01/02               36                                    36
        35                                   35      8.20%, 2/01/03               36                                    36
        35                                   35      8.20%, 8/01/03               36                                    36
        40                                   40      8.25%, 8/01/04               41                                    41
        40                                   40      8.30%, 2/01/05               41                                    41
        45                                   45      8.30%, 8/01/05               46                                    46
        20                                   20      8.35%, 2/01/06               20                                    20
        50                                   50      8.35%, 8/01/06               51                                    51
        25                                   25      8.40%, 8/01/07               26                                    26
        55                                   55      8.45%, 8/01/08               56                                    56
                                                    Texas Employment
                                                     Community, Emnora
                                                     Lane Project
        10                                   10      7.85%, 5/01/04               10                                    10
        25                                   25      7.85%, 11/01/04              25                                    25
        25                                   25      7.90%, 5/01/05               25                                    25
        25                                   25      7.90%, 11/01/05              25                                    25
        30                                   30      8.00%, 11/01/06              30                                    30
        20                                   20      8.05%, 5/01/07               20                                    20
                                                    Texas State,
                                                      G.O.,
                                                      Callable on
                                                      8/01/06 @ 100,
                         6,750            6,750       5.40%, 8/01/21,                              6,831               6,831
                                                    Texas Water
                                                      Development Board
                                                      Revenue,
                                                      Series A, Callable
                                                      on 7/15/06 @ 100
                         2,500            2,500       5.50%, 7/15/10                               2,644             2,644
                                                    University of Texas
                                                       Permanent
                                                       University
                                                       Fund, College &
                                                       University
                                                       Revenue,
                                                       Callable on
                                                       7/01/08
                                                       @100 (PUFG)
                         7,060            7,060        5.00%, 7/01/14                              7,171             7,171
                                                                            ----------      --------------        -----------
                                                                              14,428               2,677            57,105
                                                                            ----------      --------------        -----------
                                                     UTAH - 0.7%
                                                     Intermountain Power
                                                       Agency, Utah
                                                       Power Supply,
                                                       Series A, (RB)
                                                       (AMBAC)
       365                                  365        6.50%, 7/01/11            425                                   425
                                                     Intermountain Power
                                                       Agency, Utah
                                                       Power Supply,
                                                       Series A,
                                                       Escrowed to
                                                       Maturity
                                                       (RB) (AMBAC)
       635                                  635        6.50%, 7/01/11 (3)        752                                   752
                                                     Davis County
                                                       Utah School
                                                       District, 5.70%,
                                                       Callable on
                                                       12/01/04
                                                       @ 100 (MBIA)
                         2,500            2,500        5.70%, 6/01/07                              2,685             2,685
                                                                            ----------      --------------        -----------
                                                                               1,177               2,685             3,862
                                                                            ----------      --------------        -----------

                                                     VIRGINIA - 1.4%
                                                       Arlington County
                                                       Industrial
                                                       Development
                                                       Authority Berkeley
                                                       Apartments,
                                                       Callable 12/01/10
                                                       @ 102 (RB) (AMT)
                                                       (FNMA)
     1,000                                1,000        5.85%, 12/01/20         1,035                                 1,035
                                                     Chesapeake Bay
                                                       Bridge & Tunnel
                                                       Virginia, Callable
                                                       on  7/01/05
                                                       @ 102 (FGIC
                                                       Insured)
                         1,000            1,000        5.60%, 7/01/07                              1,079             1,079
                                                     Virginia State
                                                       Transportation
                                                       Board,
                                                       Transportation
                                                       Contract
                                                       Revenue, U.S.
                                                       Route 58
                                                       Corridor, Series B,
                                                       5.125%, 5/15/12,
                                                       Callable-
                         4,920            4,920        on 5/15/06 @ 101                            5,112             5,112
                                                                            ----------      --------------        -----------
                                                                               1,035               6,191            7,226
                                                                            ----------      --------------        -----------
                                                     WASHINGTON - 5.7%
                                                       King County School
                                                       District No. 415,
                                                       G.O., Callable on
                                                       12/01/07 @ 100
                         4,050            4,050        5.35%, 12/01/16                             4,143             4,143
                                                     King County, Series F,
                                                       G.O., Callable on
                                                       12/01/07
                                                       @ 100, 5.125%,
                         5,000            5,000        12/01/14                                    5,094             5,094
                                                     Seattle Municipal
                                                       Light & Power
                                                       Revenue,
                                                       Callable on 7/01/04
                                                       @ 102,
                         2,500            2,500        6.10%, 7/01/05                              2,740             2,740
                                                     Snohomish County
                                                       Public Utility
                                                       District No. 001,
                                                       Callable on 1/01/02
                                                       @ 102
                         1,000            1,000        6.75%, 1/01/12                              1,039             1,039
                                                     Tacoma Electric Systems
                                                       Revenue, 6.15%,
                                                       Callable on 1/01/02
                                                       @ 102
                                                       (AMBAC Insured)
                         2,170            2,170        6.15%, 1/01/08,                             2,246             2,246
                                                     Washington State Health
                                                       Care Facilities
                                                       Authority
                                                       Fred Hutchinson
                                                       Cancer Center (RB)
                                                       (MGT)

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                        Pro Forma
                                       Pro Forma                                                                        Combined
                                       Combined                                                                          (First
                                        (First                                                                          American
                 Firstar National      American                                     First         Firstar National      Tax Free
 First American      Municipal         Tax Free                                     American          Municipal           Fund)
 Tax Free Fund       Bond Fund           Fund)                                     Tax Free Fund      Bond Fund          Market
  Par/Shares         Par/Shares     Par/Shares (6)(7)                              Market Value      Market Value       Value (6)(7)
----------------  ----------------  ----------------                              --------------    ---------------   --------------
       500                             500             3.75%, 1/01/18  (1)                 500                               500


                                                       Washington State Health
                                                          Care Facilities
                                                          Authority Fred
                                                          Hutchinson Cancer
                                                          Center (RB) (AMBAC)
       385                             385                3.75%, 1/01/29  (1)              385                                385

                                                       Washington State Public
                                                          Power Supply, Nuclear
                                                          Project #3, Series A
                                                          Callable 7/01/07 (RB)
      1,000                           1,000               (FSA) 5.25%, 7/01/16           1,017                             1,017

                                                       Washington State Public
                                                          Power Supply, Nuclear
                                                          Project #3, Series B (RB)
        600                             600               7.125%, 7/01/16                  738                               738

                                                       Washington State Motor
                                                          Vehicle Fuel Tax, (AMBAC
                                                          Insured) 1/01/07 @ 100
                   8,000              8,000               (FGIC Insured)                                     8,075         8,075

                                                       Washington State,
                                                          Series C, G.O.,
                                                          Callable on 1/01/07
                   4,190              4,190               @ 100, 5.50%, 1/01/17                              4,296         4,296
                                                                                      -------              --------       ------
                                                                                         2,640              27,633        30,273
                                                                                      -------              --------       ------



                                                       WEST VIRGINIA - 0.2%
                                                          West Virginia State,
                                                          Series D (GO) (FGIC)
         1,000                         1,000              6.50%, 11/01/26                1,196                             1,196
                                                                                     ---------             --------     --------


                                                       WISCONSIN - 2.3%
                                                          Amery, Apple River
                                                          Hospital Project
                                                          Callable 6/01/08
                                                          @ 100 (RB)
         1,440                         1,440              5.70%, 6/01/13                 1,416                             1,416

                                                       Wisconsin State Health
                                                          & Education Facilities
                                                          Authority
                                                          Attic Angel Obligation
                                                          Group, Callable 11/15/08
                                                          @ 102 (RB)
         1,000                         1,000              5.75%, 11/15/27                  800                               800

                                                          Education Facilities
                                                          Authority
                                                          Aurora Health Care,
                                                          Series A
                                                          Callable 2/15/09
                                                          @ 101 (RB)
         1,000                          1,000             5.50%, 2/15/20                   879                               879

                                                       Wisconsin State Health &
                                                          Education Facilities
                                                          Authority
                                                          Beloit Memorial Hospital,
                                                          Callable 7/01/03
                                                          @ 102 (RB)
           555                            555             5.80%, 7/01/09                   546                               546

                                                       Wisconsin State Health &
                                                          Education Facilities
                                                          Authority
                                                          Franciscan Skemp
                                                          Medical Center
                                                          Callable 11/15/05
                                                          @ 102 (RB)
         1,000                           1,000            6.125%, 11/15/15               1,050                             1,050

                                                       Wisconsin State Health &
                                                          Education Facilities
                                                          Authority
                                                          Monroe Clinic,
                                                          Callable 2/15/09
                                                          @ 101 (RB)
           500                             500            5.375%, 2/15/22                  440                               440

                                                       State of Wisconsin, G.O.
                                                          Callable on 5/01/07
                                                          @ 100 (FGIC Insured),
                          2,095          2,095            5.50%, 5/1/10                                      2,235         2,235

                                                       Wisconsin State Health &
                                                          Educational
                                                          Facilities, Meriter
                                                          Hospital,
                                                          Callable on 12/01/06
                                                          @ 102 (MBIA), 6.00%,
                          2,460          2,460            12/01/17                                           2,547         2,547


                                                       Wisconsin State Health &
                                                          Educational
                                                          Facilities, Aurora
                                                          Medical Group,
                                                          11/15/16, Callable on
                                                          5/15/06 @ 102 (MBIA
                                                          Insured)
                          2,000          2,000            5.60%, 11/15/16                                    2,134         2,134
                                                                                         ------          ---------       -------
                                                                                         5,131               6,916        12,047
                                                                                         ------          ---------       -------

                                                       TOTAL LONG-TERM
                                                           INVESTMENTS
                                                           (Cost $109,141, $379,044
                                                           and $488,185)               113,671             397,481       511,152
                                                                                       --------          ---------      --------

                                                       SHORT-TERM INVESTMENTS
                                                            - 4.0%
                                                       INVESTMENT COMPANIES 4.0%
                                                       Federated Tax Free
     2,853,101                       2,853,101              Money Market                 2,853                             2,853
                                                       First American Tax
                                                            Free Obligations
     5,422,394       13,060,840     18,483,234              Fund  (5)                    5,422              13,061        18,483

                                                       TOTAL SHORT-TERM
                                                            INVESTMENTS
                                                            (Cost $8,275, $13,061
                                                            and $21,336)                 8,275              13,061        21,336
                                                                                       --------          ---------      --------
                                                       TOTAL INVESTMENTS
                                                            - 99.8%
                                                            Cost ($117,416,
                                                            $392,105 and $509,521)     121,946             410,542       532,488
                                                                                       ========          =========       =========

FIRST AMERICAN TAX FREE FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN TAX FREE FUND AND FIRSTAR NATIONAL MUNICIPAL BOND FUND MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                            Pro Forma                                                                Pro Forma
                                          Combined (First                                                          Combined (First
     First American   Firstar National     American Tax                First American      Firstar National         American Tax
    Tax Free Fund   Municipal Bond Fund   Free Fund) Par/               Tax Free Fund    Municipal Bond Fund         Free Fund)
      Par/Shares        Par/Shares          Shares (6)                  Market Value         Market Value        Market Value (6)(7)
------------------   ------------------   ---------------              --------------    -------------------     -------------------

(1) Variable Rate Security - the rate shown is the rate in effect as of March 31, 2001.

(2) As of March 31, 2001, the cost of securities purchased on a when issued basis was: Douglas County of $2,118,900, Glencoe Regional Health Services Project, of $1,000,000, Hastings Electric Systems, of $2,031,460, and Navajo County Unified School District #32, of $733,621.

(3) Pre-funded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated.

(4)      The rate shown is the effective yield at the time of purchase.

(5) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

(6) Management does not anticipate having to sell any securities as a result of the merger.

(7) The Firstar National Municipal Bond Fund will be the accounting survivor.


AGMT - Guaranty Agreement
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BA - Bank of America
CLE - Connie Lee
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Securities Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
MSG - Morgan Stanley Guaranty
PSF - Permanent School Fund
PUFG - Permanent University Fund Guarantee
RB - Revenue Bond
WF - Wells Fargo

See Notes to Pro Forma Financial Statements

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                             Pro
                                    Pro                                                                                     Forma
                                   Forma                                                                                   Combined
                                  Combined                                                                                 (First
  First     Firstar   Firstar     (First                                                  First      Firstar    Firstar    American
American   Balanced   Balanced    American                                               American    Balanced   Balanced   Balanced
Balanced    Income    Growth      Balanced                                               Balanced     Income     Growth      Fund)
  Fund       Fund       Fund       Fund)                                                   Fund        Fund       Fund      Market
 Shares/    Shares/   Shares/     Shares/                                                 Market      Market     Market     Value
   Par        Par       Par      Par (2)(3)                                                Value      Value       Value     (2)(3)
--------   --------   --------   ----------                                              ---------   --------   --------   ---------
                                             Common Stocks - 53.3%
                                             Basic Materials - 1.3%
 40,600                            40,600    Alcoa                                         $ 1,460    $          $           $ 1,460
 42,000                            42,000    Dow Chemical                                    1,326                             1,326
 32,140     23,700                 55,840    Ecolab, Inc.                                    1,363       1,158                 2,521
                        2,400       2,400    Granite Construction, Inc.                          -           -         82         82
 25,300                            25,300    International Paper                               913                               913
            21,950                 21,950    Millipore Corporation                                       1,015                 1,015
 10,900     20,300                 31,200    Praxair                                           487         906                 1,393
                                                                                         ----------     ------   --------    -------
                                                                                             5,549       3,079         82      8,710
                                                                                         ----------     ------   --------    -------

                                             Capital Goods - 2.6%
 18,800                            18,800    Caterpillar                                       834                               834
                       14,700      14,700    General Dynamics Corporation                                             922        922
 71,890     44,800     29,788     146,478    General Electric                                3,009       1,875      1,247      6,131
                        9,000       9,000    GSI Lumonics Inc.*                                                        69         69
                       10,700      10,700    Kaydon Corporation                                                       289        289
 22,400                            22,400    Honeywell International                           914                               914
                        1,200       1,200    Litton Industries, Inc.*                                                  96         96
 28,940                            28,940    Minnesota Mining & Manufacturing                3,007                             3,007
                        6,000       6,000    REMEC, Inc.*                                                              60         60
                        2,900       2,900    Triumph Group, Inc.                                                      110        110
 31,400     32,300     40,000     103,700    Tyco International                              1,357       1,396      1,729      4,482
 13,000                            13,000    United Technologies                               953                               953
                                                                                         ----------     ------   --------    -------
                                                                                            10,074       3,271      4,522     17,867
                                                                                         ----------     ------   --------    -------

                                             Communication Services - 2.6%
                        5,850       5,850    AirGate PCS, Inc.*                                                       220        220
             9,200      7,800      17,000    ALLTEL Corporation                                            483        409        892
                       25,400      25,400    Asia Global Crossing Ltd.*                                               129        129
 31,100                            31,100    BellSouth                                       1,273                             1,273
            16,900     11,300      28,200    Broadwing Inc.*                                               324        216        540
                       33,500      33,500    Global Crossing Ltd.*                                                    452        452
 47,250                            47,250    Level 3 Communications                            821                               821
    500                               500    MCI Communications                                506                               506
 69,750                19,500      89,250    Nextel Communications CI A.*                    1,003                    280      1,283
            11,700                 11,700    Qwest Communications International                            410                   410
 36,944     33,419                 70,363    SBC Communications                              1,649       1,491                 3,140
 34,600     34,132                 68,732    Verizon Communications                          1,706       1,682                 3,388
                        6,549       6,549    Voicestream Wireless Corporation*                                        605        605
 97,000     33,225     42,886     173,111    WorldCom*                                       1,813         621        801      3,235
 58,980                37,000      95,980    Xo Communications                                 413                    259        672
                                                                                         ----------     ------   --------    -------
                                                                                             9,184       5,011      3,371     17,566
                                                                                         ----------     ------   --------    -------

                                             Consumer Cyclicals - 5.3%
                       10,100      10,100    Abercrombie & Fitch Company*                                             330        330
                        4,600       4,600    American Eagle Outfitters                                                132        132
                        1,000       1,000    Anchor Gaming*                                                            61         61
             8,950                  8,950    Avery Dennison Corporation                                    466                   466
 23,890                            23,890    Best Buy                                          859                               859
                        2,500       2,500    BJ's Wholesale Club*                                                     120        120
                        2,600       2,600    Blockbuster Inc.                                                          39         39
                        5,000       5,000    Callaway Golf Company                                                    111        111
            40,300     46,700      87,000    Carnival Corporation                                        1,115      1,292      2,407
                          900         900    Charlotte Russe Holding Inc.                                              27         27
            14,600                 14,600    Costco Wholesale Corporation*                                 573                   573
                       18,800      18,800    Family Dollar Stores                                                     483        483
 18,000                            18,000    Federated Department Stores                       748                               748
 31,019     18,600                 49,619    Ford Motor                                        872         523                 1,395
  8,000                             8,000    Gannett                                           478                               478
 34,000     14,335                 48,335    Gap                                               806         340                 1,146
 13,800                            13,800    General Motors                                    716                               716
                       11,100      11,100    Gymboree Corp                                                            111        111
 33,430     15,800     18,550      67,780    Home Depot                                      1,441         681        800      2,922
                        8,300       8,300    Jones Apparel Group                                                      314        314
 14,180      2,400     20,900      37,480    Kohl's *                                          875         148      1,289      2,312
                        5,900       5,900    Linens 'N Things                                                         162        162
  9,400                25,320      34,720    Lowe's                                            549                  1,480      2,029
 26,800                            26,800    Masco                                             647                               647
 15,300      32,000                47,300    McGraw-Hill                                       913       1,909                 2,822
 11,780                21,500      33,280    Omnicom Group                                     976                  1,782      2,758
                       11,900      11,900    Park Place Entertainment Corporation*                                    122        122
                        1,625       1,625    Readers Digest Association, Inc.                                          45         45
                        7,800       7,800    Scholastic Corporation*                                                  303        303
             29,900    45,800      75,700    Safeway, Inc. *                                             1,649      2,526      4,175
 17,300      23,300                40,600    Target                                            624         841                 1,465
                        5,300       5,300    The Men's Wearhouse, Inc. *                                              114        114
                        4,000       4,000    Timberland Company                                                       203        203
                       11,600      11,600    Tweeter Home Entertainment Group, Inc.                                   225        225
                        3,000       3,000    Ultimate Electronics, Inc.                                                75         75
 63,050      16,700    37,841     117,591    Wal-Mart Stores                                 3,184         843      1,911      5,938
                                                                                         ----------     ------   --------    -------
                                                                                            13,688       9,088     14,057     36,833
                                                                                         ----------     ------   --------    -------

                                             Consumer Staples - 4.6%
                        3,700       3,700    AFC Enterprises                                                           71         71
 36,900                            36,900    Albertson's                                     1,174                             1,174
             21,300    21,900      43,200    Anheuser-Busch Companies, Inc.                                978      1,006      1,984
                        3,400       3,400    Brinker International, Inc. *                                             95         95
                        7,275       7,275    CEC Entertainment, Inc.*                                                 283        283
                       56,500      56,500    Charter Communications, Inc.*                                          1,278      1,278
              3,200    11,700      14,900    Clear Channel Communications                                  174        637        811
              4,200    15,000      19,200    Coca-Cola Co.                                                 190        677        867
             12,500                12,500    Comcast Corp Cl A Special *                                   524                   524
  2,610                             2,610    ConAgra                                           476                               476
                        7,450       7,450    Constellation Brands, Inc.*                                              535        535
 29,610                            29,610    Cox Communications                              1,317                             1,317
                        2,400       2,400    Cox Radio Inc.                                                            50         50

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                            Pro
                                    Pro                                                                                    Forma
                                   Forma                                                                                  Combined
                                  Combined                                                                                (First
  First     Firstar   Firstar     (First                                                  First      Firstar   Firstar    American
American   Balanced   Balanced    American                                               American   Balanced   Balanced   Balanced
Balanced    Income    Growth      Balanced                                               Balanced    Income     Growth     Fund)
  Fund       Fund       Fund       Fund)                                                   Fund       Fund       Fund      Market
 Shares/    Shares/   Shares/     Shares/                                                 Market     Market     Market     Value
  Par         Par       Par      Par (2)(3)                                               Value      Value      Value      (2)(3)
--------   --------   --------   ----------                                             ---------  ---------  ---------  ----------
                         2,700       2,700    Darden Restaurants Inc.                                                 64         64
                         6,600       6,600    Dean Foods Company                                                     223        223
                         3,200       3,200    Entercom Communications Corporation                                    126        126
                         9,000       9,000    Fox Entertainment Group Inc.                                           176        176
 16,700                             16,700    General Mills                                718.000                              718
             21,100     41,200      62,300    Interpublic Group of Companies, Inc.                        725      1,415      2,140
 20,300      13,600                 33,900    Kimberly Clark                                 1,377        922                 2,299
                         1,500       1,500    Macrovision Corporation                                                 65         65
 34,800                             34,800    McDonald's                                       924                              924
             20,800     20,800      41,600    PepsiCo, Inc.                                               914        914      1,828
                         3,700       3,700    Performance Food Group Company                                         194        194
             18,000     15,500      33,500    Philip Morris Companies Inc.                                854        735      1,589
 14,500       5,300                 19,800    Procter & Gamble                                 908        332                 1,240
                        17,100      17,100    Radio One, Inc.*                                                       278        278
                        27,800      27,800    Rayovac Corporation*                               -          -        485        485
             31,000     18,954      49,954    Sysco Corporation                                           822        502      1,324
 33,300                 33,000      66,300    The Walt Disney Company                          952                   944      1,896
                        23,500      23,500    USA Networks, Inc.*                                                    563        563
                        21,400      21,400    ValueVision International, Inc.                                        298        298
              9,633     19,713      29,346    Viacom Inc.                                                 424        867      1,291
 47,130      24,900     34,800     106,830    Walgreen                                       1,923      1,016      1,420      4,359
                                                                                            ------     ------    -------    -------
                                                                                             9,769      7,875     13,901     31,545
                                                                                            ------     ------    -------    -------

                                              ENERGY - 5.1%
              9,700     31,500      41,200    Apache Corporation                                          559      1,815      2,374
                        18,800      18,800    Baker Hughes Inc.                                                      683        683
                         1,100       1,100    BJ Services Company*                                                    78         78
                        15,500      15,500    Burlington Resources, Inc.                                             694        694
                         6,000       6,000    Cal Dive International, Inc.*                                          152        152
                        10,800      10,800    El Paso Corporation                                                    705        705
                         9,100       9,100    Energy Partners Limited                                                102        102
                        21,400      21,400    ENSCO International, Inc.                                              749        749
                        26,400      26,400    EOG Resources, Inc.                                                  1,088      1,088
             15,500                 15,500    Exelon Corporation                                        1,017                 1,017
 29,000      31,588      7,500      68,088    Exxon Mobil                                    2,349      2,558        608      5,515
             24,200     10,800      35,000    Global Marine Inc.*                                         620        276        896
                         7,100       7,100    Gulf Canada Resources Limited                                           39         39
 28,200                             28,200    Halliburton                                    1,036                            1,036
                         5,500       5,500    Hanover Compressor Company*                                            174        174
                         2,000       2,000    Helmerich & Payne                                                       93         93
                         6,800       6,800    Horizon Offshore Inc.                                                  168        168
                         2,100       2,100    Murphy Oil Corporation                                                 140        140
 25,250      12,000                 37,250    Nabors Industries*                             1,309        622                 1,931
                         1,100       1,100    National Fuel Gas Company                                               59         59
                        11,100      11,100    National-Oilwell, Inc.*                                                384        384
                         4,200       4,200    Newfield Exploration Company*                                          147        147
                         2,700       2,700    Noble Drilling Corporation*                                            125        125
                         1,500       1,500    OM Group, Inc.                                                          80         80
                         4,000       4,000    Petroleum Geo-Services ASA - ADR *                                      36         36
 15,800      10,200     23,500      49,500    Phillips Petroleum                               870        562      1,294      2,726
                         3,200       3,200    Pogo Producing Company                                                  94         94
                         9,500       9,500    Precision Drilling Corporation*                                        339        339
                         8,600       8,600    Pride International, Inc.*                                             204        204
 29,000                             29,000    Royal Dutch Petroleum, ADR                     1,608                            1,608
                         3,400       3,400    Santa Fe International Corporation                                     111        111
 40,600      11,650     17,900      70,150    Schlumberger*                                  2,339        671      1,031      4,041
                           600         600    Smith International, Inc.*                                              42         42
                         1,200       1,200    Spinnaker Exploration Company                                           52         52
                         2,200       2,200    Stillwater Mining Company                                               60         60
                         2,500       2,500    Talisman Energy Inc.*                                                   91         91
 25,300                 20,100      45,400    Texaco                                         1,680                 1,335      3,015
                         1,100       1,100    Tidewater Inc.                                                          50         50
 10,100                             10,100    TotalFinaElf S.A.                                686                              686
 53,350                             53,350    Transocean Sedco Forex                         2,313                            2,313
             39,800                 39,800    USX Corporation - Marathon Group, Inc.                    1,072                 1,072
                         3,475       3,475    Valero Energy Corporation                                              123        123
                        10,700      10,700    Varco International, Inc.                                              221        221
                         1,500       1,500    Weatherford International, Inc.*                                        74         74
                                                                                            ------     ------    -------    -------
                                                                                            14,190      7,681     13,516     35,387
                                                                                            ------     ------    -------    -------

                                              FINANCIALS - 9.8%
                        39,400      39,400    AFLAC, Inc.                                                          1,085      1,085
             12,200                 12,200    Alliance Capital Management L.P.                            503                   503
                         4,200       4,200    Allmerica Financial Corporation                                        218        218
 31,900                             31,900    Allstate                                       1,338                            1,338
             17,762      6,300      24,062    Ambac Financial Group, Inc.                               1,126        400      1,526
             26,175                 26,175    AMB Property Corporation                                    644                   644
 59,390      18,600     16,400      94,390    American Express                               2,453        768        677      3,898
             18,000     23,400      41,400    American Financial Group Inc.                             1,449        564      2,013
 32,375                 28,532      60,907    American International Group                   2,606                 2,297      4,903
                        21,200      21,200    Arthur J. Gallagher & Company                                          587        587
 24,600                             24,600    Bank of America                                1,347                            1,347
 25,910      17,000                 42,910    Bank of New York                               1,276        837                 2,113
                         7,800       7,800    Banknorth Group Inc.                                                   155        155
 23,200                             23,200    Bank One                                         839                              839
             12,000                 12,000    Boston Properties Inc                                       461          -        461
                         6,000       6,000    Charter One Financial Inc.                                             170        170
              6,000                  6,000    Chubb Corporation                                           435                   435
                         5,800       5,800    Cigna Corporation                                                      623        623
 95,331      48,889     20,800     165,020    Citigroup                                      4,288      2,199        936      7,423
                         2,850       2,850    Concord EFS, Inc. *                                                    115        115
                         6,400       6,400    Cullen/Frost Bankers, Inc.                                             219        219
                         4,700       4,700    Dime Bancorp, Inc.                                                     154        154
                         6,900       6,900    Dime Bancorp, Inc.-WT                                                    2          2
                         2,300       2,300    Doral Financial Corporation                                             69         69
                        31,500      31,500    E*Trade Group, Inc.*                                                   220        220
                        11,200      11,200    East West Bancorp Inc.                                                 216        216
                         1,600       1,600    Edwards AG                                                              59         59

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                      Pro
                                  Pro                                                                                Forma
                                 Forma                                                                              Combined
                                Combined                                                                             (First
First      Firstar   Firstar    (First                                                First     Firstar   Firstar   American
American  Balanced  Balanced    American                                             American  Balanced  Balanced   Balanced
Balanced   Income    Growth     Balanced                                             Balanced   Income    Growth      Fund)
  Fund      Fund      Fund       Fund)                                                 Fund      Fund      Fund      Market
Shares/    Shares/   Shares/    Shares/                                               Market    Market    Market     Value
  Par        Par       Par     Par (2)(3)                                              Value     Value     Value     (2)(3)
--------  --------  --------  -----------                                            --------  --------  --------  ---------
                     5,500      5,500    Everest Re Group, Ltd.                                             366        366
          17,800    17,900     35,700    Federal Home Loan Mortgage Corporation                 1,153     1,160      2,313
25,300               9,300     34,600    Federal National Mortgage Association        2,014                 740      2,754
                     6,800      6,800    Federated Investors, Inc.                                          193        193
                    17,200     17,200    Fidelity National Financial, Inc.                                  460        460
           7,200    30,250     37,450    Fifth Third Bancorp                                      385     1,616      2,001
                     3,600      3,600    First American Corporation                                          94         94
                     2,300      2,300    First Tennessee National Corporation                                71         71
34,000                         34,000    First Union                                  1,122                          1,122
41,990                         41,990    Fleet Boston Financial                       1,585                          1,585
                     3,500      3,500    Greenpoint Financial Corporation                                   114        114
 5,800              11,000     16,800    Hartford Financial Services Group, Inc.        342                 649        991
                     6,200      6,200    Independence Community Bank                                        108        108
                     2,700      2,700    ING Groep N.V.                                                     176        176
                     1,200      1,200    Investors Financial Services Corporation                            70         70
                     2,200      2,200    Ishares S&P SmallCap 600 Index Fund                                223        223
61,500    17,700               79,200    JP Morgan Chase & Company                    2,761       795                3,556
          17,800     1,300     19,100    Legg Mason Inc                                           749        55        804
                     3,300      3,300    M & T Bank Corporation                                             231        231
          11,900               11,900    Marsh & McLennan Companies, Inc.                       1,131                1,131
                     4,600      4,600    Marshall & Ilsley Corporation                                      243        243
                    45,342     45,342    MBNA Corporation                                                 1,501      1,501
20,500    19,200               39,700    Mellon Financial                               831       778                1,609
                     3,300      3,300    Mercantile Bankshares Corporation                                  122        122
          15,700               15,700    Merrill Lynch & Company, Inc.                            870                  870
          10,900    21,200     32,100    MGIC Investment Corporation                              746     1,451      2,197
32,780     6,900     9,700     49,380    Morgan Stanley Dean Witter                   1,754       369       519      2,642
                     3,405      3,405    National Commerce Bancorporation                                    84         84
                     1,950      1,950    New York Community Bancorp                                          57         57
                     8,600      8,600    North Fork Bancorporation, Inc.                                    223        223
           6,900                6,900    Northern Trust Corporation                               431                  431
                       500        500    NOVA Corporation*                                                    9          9
                    10,125     10,125    Old Republic International Corporation                             288        288
                     2,000      2,000    Protective Life Corporation                                         61         61
                     1,200      1,200    Radian Group Inc.                                                   81         81
                     2,200      2,200    Renaissance Re Holdings Ltd.                                       154        154
36,600              37,800     74,400    Schwab (Charles) Corporation                   564                 583      1,147
                     3,600      3,600    SEI Investments Company                                            112        112
                     3,700      3,700    Silicon Valley Bancshares                                           87         87
                     2,200      2,200    Southwest Bancorp of Texas                                          69         69
                     8,900      8,900    State Street Corporation                                           831        831
                     5,400      5,400    Stilwell Financial, Inc.                                           145        145
                     1,700      1,700    TCF Financial Corporation                                           64         64
                     6,550      6,550    The PMI Group, Inc.                                                426        426
                     4,600      4,600    Trustmark Corporation                                               95         95
                     2,400      2,400    Waddell & Reed Financial, Inc.                                      68         68
                     9,490      9,490    Washington Federal, Inc.                                           233        233
40,600    20,900    13,900     75,400    Wells Fargo                                  2,008     1,034       688      3,730
                       900        900    Wilmington Trust Corporation                                        53         53
                     2,675      2,675    Zions Bancorporation                                               139        139
                                                                                     ------    ------    ------     ------
                                                                                     27,128    16,863    23,478     67,469
                                                                                     ------    ------    ------     ------

                                         HEALTH CARE - 7.7%
                     1,500      1,500    Albany Molecular Research, Inc.*                                    53         53
                    15,000     15,000    Alza Corporation                                                   608        608
13,800    15,300               29,100    American Home Products                         811       899                1,710
                     2,000      2,000    Amerisource Health Corp.                                            98         98
10,950              10,400     21,350    Amgen*                                         659                 626      1,285
                     1,500      1,500    Andrx Group                                                         74         74
                     2,600      2,600    Apogent Technologies Inc.                                           53         53
98,980                         98,980    Applera                                        274                            274
          11,200               11,200    Baxter International, Inc.                             1,054                1,054
                    25,550     25,550    Baxter International, Inc.                                       2,405      2,405
                    24,000     24,000    Bergen Brunswig Corporation                                        398        398
                    37,200     37,200    Boston Scientific Corporation                                      751        751
67,320    16,900    39,384    123,604    Bristol-Myers Squibb                         3,999     1,003     2,339      7,341
                    11,525     11,525    Cardinal Health, Inc.                                            1,115      1,115
                     2,100      2,100    Cephalon, Inc.*                                                    101        101
                     2,300      2,300    Coherent, Inc.*                                                     82         82
          24,200               24,200    Columbia / HCA Healthcare Corporation                    975                  975
                     5,200      5,200    Coventry Health Care Inc.                                           86         86
                     7,475      7,475    DENTSPLY International Inc.                                        273        273
                     1,700      1,700    Eclipsys Corporation                                                33         33
                     5,800      5,800    Edwards Lifesciences Corporation*                                  114        114
12,200     7,900    25,800     45,900    Eli Lilly                                      935       606     1,978      3,519
                     7,100      7,100    Express Scripts Inc.                                               615        615
23,740              13,600     37,340    Genentech*                                   1,199                 687      1,886
                     6,100      6,100    Genzyme Corporation                                                551        551
                     2,200      2,200    Gilead Sciences, Inc.*                                              72         72
51,960                         51,960    Guidant                                      2,338                          2,338
                    18,153     18,153    Health Management Associates, Inc.-Class A                         282        282
                     5,000      5,000    IDEC Pharmaceuticals Corporation*                                  200        200
                     2,500      2,500    Intermune Pharmaceuticals, Inc.*                                    53         53
                     3,700      3,700    IVAX Corporation                                                   117        117
21,100     5,700    17,000     43,800    Johnson & Johnson                            1,846       499     1,487      3,832
                    12,050     12,050    King Pharmaceuticals, Inc.*                                        491        491
                     1,200      1,200    Lincare Holdings, Inc. *                                            64         64
18,430              14,400     32,830    Medtronic                                      843                 659      1,502
11,780    10,800    35,200     57,780    Merck                                          894       820     2,672      4,386
                     4,400      4,400    Millennium Pharmaceuticals, Inc.*                                  134        134
                     5,000      5,000    Mylan Laboratories Inc.                                            129        129
           2,250                2,250    Novozymes A/S - B Shares                                  46                   46
                    29,000     29,000    Omnicare, Inc.                                                     622        622
                     3,800      3,800    Patterson Dental Company                                           117        117
67,810    27,275    45,600    140,685    Pfizer                                       2,777     1,117     1,867      5,761
21,544    18,925    25,600     66,069    Pharmacia                                    1,085       845     1,289      3,219
                    14,900     14,900    Polymedia Corporation*                                             339        339
                    22,100     22,100    Praecis Pharmaceuticals Inc.                                       441        441

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                 Pro                                                                                    Pro
                                Forma                                                                                  Forma
                               Combined                                                                               Combined
 First     Firstar   Firstar   (First                                                     First     Firstar  Firstar   (First
American  Balanced  Balanced   American                                                  American  Balanced  Balance  American
Balanced   Income    Growth    Balanced                                                  Balanced   Income    Growth  Balanced
  Fund      Fund      Fund       Fund)                                                   Fund       Fund      Fund      Fund)
Shares/    Shares/   Shares/    Shares/                                                  Market     Market    Market    Market
  Par        Par       Par     Par (2)(3)                                                Value      Value     Value   Value (2)(3)
--------  --------  --------  -----------                                               --------  --------  --------  ------------
                       800        800      Protein Design Labs, Inc.*                                             36       36
                     1,500      1,500      Renal Care Group Inc.                                                  40       40
                     1,800      1,800      Respironics                                                            55       55
                    28,500     28,500      Serono SA*                                                            576      576
                     2,000      2,000      Shire Pharmaceuticals Group PLC - ADR*                                 88       88
                     6,966      6,966      Sybron Dental Specialties                                             146      146
                    13,300     13,300      Tenet Healthcare Corporation                                          585      585
                     7,400      7,400      Titan Pharmaceuticals, Inc.                                           164      164
                     2,300      2,300      Trigon Healthcare, Inc.                                               118      118
                     2,300      2,300      Universal Health Services, Inc.                                       203      203
                     2,100      2,100      Varian Medical Systems, Inc.                                          128      128
                     1,300      1,300      Vertex Pharmaceuticals, Inc.*                                          48       48
                     4,400      4,400      Waters Coporation*                                                    204      204
                    24,500     24,500      Watson Pharmaceuticals, Inc.*                                       1,289    1,289
                    12,400     12,400      XOMA, Ltd.                                                             89       89
                                                                                         ------    ------    -------  -------
                                                                                         17,660     7,864     27,844   53,368
                                                                                         ------    ------    -------  -------

                                           MISCELLANEOUS - 0.2%
                     1,200      1,200      Apollo Group Inc.                                                      39       39
                     7,400      7,400      Bally Total Fitness Holding Corporation                               218      218
                     3,200      3,200      Capstone Turbine Corporation                                           91       91
                     5,800      5,800      Career Education Corporation                                          291      291
                     2,800      2,800      Corinthian Colleges Inc.                                              113      113
                     5,700      5,700      Delta & Pine Land Company                                             137      137
                     9,200      9,200      Edison Schools Inc.                                                   186      186
                     2,400      2,400      GTECH Holdings Corporation                                             65       65
                     7,400      7,400      Sensient Technologies Corporation                                     169      169
                                                                                         ------    ------    -------  -------
                                                                                              -         -      1,309    1,309
                                                                                         ------    ------    -------  -------

                                           SERVICES - 0.9%
                     2,300      2,300      Advo Inc.                                                              85       85
                     2,500      2,500      The BISYS Group, Inc.*                                                134      134
                     1,800      1,800      Catalina Marketing Corporation*                                        59       59
                    11,400     11,400      Computer Sciences Corporation*                                        369      369
                    14,900     14,900      DiamondCluster International Inc.                                     129      129
                    27,477     27,477      First Data Corporation                                              1,641    1,641
                     3,955      3,955      FIserv, Inc. *                                                        177      177
           19,300   10,900     30,200      Manpower Inc.                                              556        314      870
                     1,300      1,300      Plexus Corporation                                                     33       33
           12,300    3,900     16,200      Robert Half International Inc.                             275         87      362
                    19,900     19,900      Sabre Group Holdings, Inc. *                                          919      919
                     7,100      7,100      Steiner Leisure Ltd*                                                  117      117
           20,000              20,000      Sungard Data Systems, Inc.*                                985                 985
                    15,500     15,500      TeleTech Holdings, Inc.                                               122      122
                     2,100      2,100      Trex Company, Inc.*                                                    65       65
                                                                                         ------    ------    -------  -------
                                                                                              -     1,816      4,251    6,067
                                                                                         ------    ------    -------  -------

                                           TECHNOLOGY - 10.2%
                     2,400      2,400      Activision Inc.                                                        58       58
                    37,600     37,600      Acxiom Corporation*                                                   785      785
            7,500   10,400     17,900      Adobe Systems, Inc.                                        262        364      626
 30,400                        30,400      Advanced Micro Devices*                          807                           807
                     6,500      6,500      Aeroflex, Inc.*                                                        67       67
                    13,100     13,100      Affiliated Computer Services, Inc.*                                   850      850
                    19,800     19,800      Analog Devices, Inc. *                                                718      718
                     7,000      7,000      Anaren Microwave, Inc.*                                                88       88
 66,200    23,850   16,700    106,750      AOL Time Warner Inc.                           2,658       958        671    4,287
  9,000    11,700   14,616     35,316      Applied Materials*                               392       509        636    1,537
 28,570             14,400     42,970      Applied Micro Circuits *                         471                  238      709
 15,060                        15,060      Ariba*                                           119                           119
                     4,600      4,600      Atmel Corporation*                                                     45       45
 20,900    15,000              35,900      Automatic Data Processing                      1,137       816               1,953
                     7,600      7,600      Axcelis Technologies Inc.                                              88       88
 11,520              7,700     19,220      BEA Systems, Inc.                                338                  226      564
                    10,600     10,600      Benchmark Electronics, Inc.*                                          207      207
                     1,900      1,900      Black Box Corporation *                                                85       85
 10,660              4,700     15,360      Broadcom Corporation*                            308                  136      444
 16,060              6,600     22,660      Brocade Communications Systems, Inc.*            335                  138      473
                     1,000      1,000      Brooks Automation Inc.                                                 40       40
                     7,900      7,900      Cadence Design Systems, Inc.*                                         146      146
                     5,600      5,600      Camtek Ltd.*                                                           26       26
                     8,850      8,850      Check Point Software Technologies, Ltd.*                              420      420
                     1,800      1,800      ChoicePoint, Inc.*                                                     61       61
  7,850              8,900     16,750      Ciena Corporation*                               328                  372      700
                     3,200      3,200      Cirrus Logic Inc.                                                      48       48
106,400    19,200   34,500    160,100      Cisco Systems, Inc.*                           1,682       304        546    2,532
 68,100             43,900    112,000      Compaq Computer                                1,239                  799    2,038
 29,000                        29,000      Computer Associates International                789                           789
                     7,800      7,800      Comverse Technology, Inc.*                                            459      459
 12,860     6,800   28,800     48,460      Corning                                          266       141        596    1,003
                     2,700      2,700      Credence Systems Corporation                                           55       55
                     2,900      2,900      Cypress Semi-Conductor                                                 51       51
 64,700    17,200              81,900      Dell Computer                                  1,662       442               2,104
                     7,300      7,300      Dendrite International, Inc.*                                         102      102
                    15,000     15,000      Digitas, Inc.*                                                         70       70
                     3,825      3,825      DST Systems Inc.                                                      184      184
                       300        300      EDGAR Online, Inc.*                                                     -        -
                     8,600      8,600      Electronic Arts, Inc.*                                                467      467
 23,200                        23,200      Electronic Data Systems                        1,296                         1,296
 37,920    18,200   30,000     86,120      EMC*                                           1,115       535        882    2,532
                    26,100     26,100      Exar Corporation*                                                     512      512
                    22,100     22,100      Extreme Networks, Inc.*                                               336      336
            9,600   25,000     34,600      Flextronics International Ltd.*                            144        375      519
                     2,600      2,600      Harris Corporation                                                     64       64
 12,800                        12,800      Hewlett Packard                                  400                           400
 14,830                        14,830      I2 Technologies*                                 215                           215
 80,960    26,700   57,400    165,060      Intel                                          2,130       702      1,510    4,342
                    11,000     11,000      Interliant, Inc.*                                                      14       14

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)


                                  Pro                                                                                     Pro
                                 Forma                                                                                   Forma
                               Combined                                                                                Combined
 First     Firstar   Firstar    (First                                                  First    Firstar    Firstar     (First
American  Balanced  Balanced   American                                                American  Balanced   Balanced   American
Balanced   Income    Growth    Balanced                                                Balanced   Income    Growth     Balanced
  Fund      Fund      Fund      Fund)                                                    Fund      Fund      Fund        Fund)
 Shares/   Shares/  Shares/    Shares/                                                   Market   Market    Market      Market
   Par      Par       Par      Par (2)(3)                                                 Value     Value     Value   Value (2)(3)
--------  --------  --------  -----------                                              --------- ---------  --------  ------------
  7,200     3,300              10,500      International Business Machines Corporation      692       317               1,009
                      2,600     2,600      International Rectifier Corporation*                                  69        69
                      3,100     3,100      Intranet Solutions Inc.                                               74        74
                     11,700    11,700      IXYS Corporation*                                                    184       184
 24,470    22,420    16,100    62,990      JDS Uniphase Corporation*                        451       413       297     1,161
 11,250               6,600    17,850      Juniper Networks, Inc.*                          427                 251       678
                     12,700    12,700      KLA-Tencor Corporation                                               500       500
                      1,700     1,700      Lam Research Corporation                                              40        40
                      1,300     1,300      Lattice Semiconductor Corporation                                     24        24
                      7,000     7,000      Linear Technology Corporation                                        287       287
 59,900                        59,900      Lucent Technologies                              597                           597
                      2,900     2,900      Macromedia, Inc*                                                      47        47
                      6,600     6,600      Mettler-Toledo International Inc.*                                   272       272
                      2,000     2,000      Microchip Technology Inc.                                             51        51
 10,100     6,300              16,400      Micron Technology                                419       262                 681
 74,800    20,675    23,930   119,405      Microsoft *                                    4,091     1,130     1,309     6,530
                     25,512    25,512      Molex, Inc. - Class A                                                710       710
 47,100              28,100    75,200      Motorola                                         672                 401     1,073
                      9,300     9,300      Nanometrics Inc.                                                     146       146
                     13,300    13,300      Network Appliance, Inc.*                                             224       224
                      5,200     5,200      New Focus Inc.                                                        65        65
 27,710    15,700              43,410      Nokia, ADR                                       665       377               1,042
122,860    39,400    18,700   180,960      Nortel Networks                                1,726       554       263     2,543
                      1,400     1,400      NVIDIA Corporation*                                                   91        91
                      2,100     2,100      ONI Systems Corporation                                               41        41
 56,580    11,000    12,800    80,380      Oracle Systems                                   848       165       192     1,205
 33,150                        33,150      Palm*                                            279                           279
 17,400               3,400    20,800      PFPC                                           1,039                  84     1,123
                      2,100     2,100      Polycom, Inc.*                                                        36        36
                      5,500     5,500      Power Integrations, Inc.*                                             95         95
                      1,600     1,600      Powerwave Technologies, Inc.*                                         22         22
                     18,100    18,100      PurchasePro.com, Inc.*                                               131        131
 12,170              12,500    24,670      QUALCOMM*                                        689                 708      1,397
                      7,300     7,300      Rational Software Corporation *                                      130        130
                     13,400    13,400      Read-Rite Corporation*                                               111        111
                      3,000     3,000      RSA Security, Inc.*                                                   74         74
                     15,800    15,800      Sanmina Corporation                                                  309        309
                      2,300     2,300      SCI Systems, Inc.*                                                    42         42
                     10,800    10,800      Scientific-Atlanta, Inc.                                             449        449
                      8,300     8,300      Secure Computing Corporation                                          80         80
                      1,400     1,400      Semtech Corporation*                                                  41         41
 15,650              12,400    28,050      Siebel Systems*                                  426                 337        763
                      1,700     1,700      Silicon Valley Group Inc.                                             47         47
 28,200                        28,200      Solectron*                                       536                            536
                      3,100     3,100      Speechworks International                                             86         86
 56,400    46,200    18,000   120,600      Sun Microsystems *                               867       710       277      1,854
                     25,500    25,500      SunGard Data Systems, Inc.                                         1,255      1,255
                      1,300     1,300      Symantec Corporation*                                                 54         54
 54,520    25,300    13,120    92,940      Texas Instruments                              1,689       784       406      2,879
                      2,500     2,500      THQ Inc.                                                              95         95
                      2,500     2,500      TranSwitch Corporation*                                               33         33
                      2,300     2,300      TriQuint Semiconductor, Inc. *                                        22         22
  9,700                         9,700      VeriSign*                                        344                            344
 15,280     4,800     6,425    26,505      Veritas Software*                                707       222       297      1,226
                      2,300     2,300      Wind River Systems, Inc.*                                             53         53
 17,340     2,500     7,400    27,240      Xilinx*                                          609        88       260        957
                                                                                         ------    ------    ------     ------
                                                                                         35,460     9,835    24,607     69,902
                                                                                         ------    ------    ------     ------

                                           Transportation - 0.9%
                     11,800    11,800      Airtran Holdings Inc.                                                 93         93
                        950       950      Atlantic Coast Airlines Holdings, Inc.*                               20         20
  9,300                         9,300      Delta Air Lines                                  367                            367
                     27,300    27,300      Harley-Davidson, Inc.                                              1,036      1,036
                      3,300     3,300      Skywest Inc.                                                          77         77
 55,225                        55,225      Southwest Airlines                               980                            980
                     52,750    52,750      Southwest Airlines                                                   936        936
 16,000                        16,000      Union Pacific                                    900                            900
 21,100     8,500              29,600      United Parcel Service                          1,201       484                1,685
                                                                                         ------    ------    ------     ------
                                                                                          3,448       484     2,162      6,094
                                                                                         ------    ------    ------     ------

                                           Utilities - 2.1%
 20,240              12,600    32,840      AES*                                           1,011                          1,011
                      5,800     5,800      AGL Resources Inc.                                                   127        127
                      2,300     2,300      American Water Works Inc.                                            629        629
                     23,900    23,900      Constellation Energy Group                                         1,054      1,054
           10,800              10,800      Constellation Energy Group                                 476        74        550
                      2,400     2,400      DPL Inc.                                                              67         67
 27,600    17,000              44,600      Duke Power                                     1,180       727                1,907
            4,700     4,300     9,000      Dynegy Inc.                                                240       219        459
                      3,700     3,700      Energy East Corporation                                               64         64
 14,030     7,200    17,700    38,930      Enron                                            815       418     1,028      2,261
                     10,800    10,800      Equitable Resources, Inc.                                            745        745
                     14,800    14,800      Exelon Corporation                                                   971        971
 10,200                        10,200      FPL Group                                        625                            625
                      3,700     3,700      Kansas City Power & Light Company                                     91         91
                      2,400     2,400      Louis Dreyfus Natural Gas                                             89         89
                      8,000     8,000      Nisource Inc.                                                        249        249
                      4,500     4,500      Northeast Utilities                                                   78         78
                      1,700     1,700      NSTAR                                                                 65         65
                     17,200    17,200      Orion Power Holdings, Inc.                                           528        528
                      5,000     5,000      Public Service Company of New Mexico                                 145        145
 23,200                        23,200      Public Service Enterprise                      1,001                          1,001
                      6,100     6,100      Questar                                                              167        167
                      3,500     3,500      Scana Corporation                                                     95         95
                      7,700     7,700      TECO Energy, Inc.                                                    231        231
 15,300                        15,300      Texas Utilities                                  632                            632
                      4,600     4,600      Utilicorp United Inc.                                                149        149
           10,600              10,600      Williams Companies, Inc.                                   454                  454

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                Pro Forma                                                                               Pro Form
                                Combined                                                                                Combined
 First     Firstar     Firstar   (First                                                  First    Firstar     Firstar    (First
American   Balanced   Balanced  American                                               American  Balanced    Balanced   American
Balanced    Income     Growth   Balanced                                               Balanced   Income      Growth    Balanced
  Fund       Fund       Fund      Fund)                                                   Fund     Fund        Fund       Fund)
Shares/     Shares/    Shares/   Shares/                                                 Market    Market      Market     Market
   Par        Par        Par    Par (2)(3)                                                Value     Value      Value    Value (2)(3)
--------  ----------  --------  ----------                                              --------  ---------   --------- -----------
                        7,000        7,000    Wisconsin Energy Corporation                                          151          151
                                                                                           ------    ------     -------      -------
                                                                                            5,264     2,315       7,016       14,595
                                                                                           ------    ------     -------      -------

                                              Total Common Stocks
                                              (Cost $175,327,  $70,483, $128,457
                                              and $374,267)                               151,414    75,182     140,116      366,712
                                                                                          -------    ------     -------      -------

                                              Corporate Bonds - 15.6%
                                              Communication Services - 0.2%
                                              AT&T Capital Corp. Company Guarantee,
               200                     200         6.25%, 5/15/01                                       200                      200
                                              British Telecom PLC
               150                     150         8.125%, 12/15/10                                     156                      156
                                              France Telecom
               150                     150         7.75%, 3/01/11                                       151                      151
                                              Rochester Telephone Debentures,
                          400          400         9.00%, 8/15/21                                                   391          391
                                              U.S. West Communications Group
                                                Debentures,
                          575          575         8.875%, 6/01/31                                                  593          593
                                                                                          -------    ------     -------      -------
                                                                                                -       507         984        1,491
                                                                                          -------    ------     -------      -------

                                              Consumer Goods - 1.6%
                                              Duty Free International, Inc. Notes,
               250        975        1,225         7.00%, 1/15/04                                       253         985        1,238
                                              J.C. Penny Company, Inc. Debentures,
                          625          625         9.75%, 6/15/21                                                   450          450
               150        500          650         8.25%, 8/15/22                                       100         335          435
                                              May Department Store Company
             1,000                   1,000         7.90%, 10/15/07                                    1,089                    1,089
                          300          300         9.875%, 6/15/21                                                  316          316
                                              TRW Inc.
             1,000                   1,000         8.75%, 5/15/06                                     1,063                    1,063
                        1,000        1,000         8.625%, 11/15/09                                                 919          919
                                              Continental Cablevision, Inc.
                                                Debentures,
                          350          350         8.875%, 9/15/05                                                  385          385
               100        900        1,000         9.50%, 8/01/13                                       110         988        1,098
                                              News America Holdings, Inc.,
                                                Debentures,
                          300          300         10.125%, 10/15/12                                                326          326
                                              Target
  3,000                              3,000         5.875%, 11/01/08                         2,970                              2,970
                                              Walt Disney Co. Notes,
                        1,000        1,000         5.25%, 11/10/03                                                1,004        1,004
                                                                                          -------    ------     -------      -------
                                                                                            2,970     2,615       5,708       11,293
                                                                                          -------    ------     -------      -------

                                              Energy - 0.8%
                                              Ashland Inc.
               250                     250         7.90%, 8/05/06                                       266                      266
                                              Chevron Capital USA Inc
               250                     250         7.45%, 8/15/04                                       252                      252
                                              Atlantic Richfield Co.
                                                Debentures,
                          300          300       8.50%, 4/01/12                                                     358          358
                                              CE Generations LLC,
               390        584          974         7.416%, 12/15/18                                     388         582          970
                                              Consolidated Natural Gas
  3,000                              3,000         7.25%, 10/01/04                          3,128                              3,128
                                              Enserch Corporation
               500                     500         6.25%, 1/01/03                                       505                      505
                                                                                          -------    ------     -------      -------
                                                                                            3,128     1,411         940        5,479
                                                                                          -------    ------     -------      -------

                                              Finance - 9.2%
                                              ABN Amro Bank Guarantee,
               250      1,000        1,250         7.25%, 5/31/05                                       264       1,056        1,320
                                              Allstate Corp.
               500                     500         7.20%, 12/01/09                                      528                      528
                                              Associates Corp.,
                        2,500        2,500         7.95%,  2/15/10                                                2,754        2,754
                                              Associates Corporation of North
                                              America Senior Notes,
               150                     150         7.50%, 4/15/02                                       154                      154
                                              Bank One Corporation Notes,
               250                     250         6.875%, 8/01/06                                      259                      259
                                              BankAmerica Corporation
                          350          350          7.75%, 7/15/02                                                  362          362
               185                     185         9.20%, 5/15/03                                       199                      199
               500                     500         7.875%, 5/16/05                                      538                      538
  2,000                              2,000         7.125%, 9/15/06                          2,100                              2,100
                                              BankBoston Corporation
                                                Subordinated Notes,
               200        725          925         6.625%, 2/01/04                                      205         743          948
                                              Bank One Corporation Notes,
                          300          300         6.875%, 8/01/06                                                  311          311
                                              Bankers Trust Corporation
                                                Subordinated Notes,
                        1,275        1,275         8.125%, 5/15/02                                                1,319        1,319
               200                     200         7.50%, 11/15/15                                      209                      209
                                              Bank of New York Subordinated Notes,
               150                     150         7.875%, 11/15/02                                     157                      157
                                              Bank of Oklahoma Subordinated Notes,
               300                     300         7.125%, 8/15/07                                      298                      298
                                              Barclays North American Capital Corp.
                                              Debentures,
               300        250          550         9.75%, 5/15/21                                       315         262          577
                                              Bear Stearns Company
               250                     250         6.45%, 8/01/02                                       254                      254
                                              Cigna
  2,825                              2,825         7.40%, 1/15/03                           2,913                              2,913
                                              CIT Group, Inc. Senior Notes,
                          950          950         5.57%, 12/08/03                                                  943          943
                                              Citigroup Inc
             1,000                   1,000         9.50%, 3/01/02                                     1,041                    1,041
                                              Citicorp Subordinated Notes,
               100                     100         9.50%, 2/01/02                                       104                      104
                                              Compass Bancshares, Inc.
                                                Subordinated Notes,

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                  Pro                                                                                      Pro
                                 Forma                                                                                    Forma
                                Combined                                                                                 Combined
 First    Firstar    Firstar     (First                                                     First     Firstar   Firstar   (First
American  Balanced  Balanced    American                                                  American   Balanced  Balanced  American
Balanced   Income    Growth     Balanced                                                  Balanced    Income    Growth   Balanced
  Fund      Fund      Fund        Fund)                                                      Fund       Fund      Fund     Fund)
 Shares/   Shares/   Shares/    Shares/                                                    Market     Market    Market    Market
  Par       Par        Par     Par (2)(3)                                                   Value      Value      Value  Value(2)(3)
--------  --------  ---------  ----------                                                  ---------  --------  -------- -----------
                         400         400         8.375%, 9/15/04                                                    430        430
                                            Continental Bank Subordinated Notes,
                         300         300       12.50%, 4/01/01                                                      300        300
                                            Donaldson, Lufkin & Jenrette Senior Notes,
                       1,000       1,000         6.00%, 12/01/01                                                  1,007      1,007
             200                     200         5.875%, 4/01/02                                         202                   202
                         800         800         6.875%, 11/01/05                                                   833        833
                                            Dresdner Bank New York Subordinated
                                            Debentures,
                         800         800         7.25%, 9/15/15                                                     845        845
                                            Federal Farm Credit Bank
             500                     500         5.75%, 9/01/05                                          510                   510
                                            First Bank System Subordinated Notes,
                         975         975         6.625%, 5/15/03                                                  1,000      1,000
                                            First Union National Bank Subordinated Notes,
                       1,000       1,000         7.875%, 2/15/10                                                  1,079      1,079
                                            Ford Credit Owner Trust
 2,500                             2,500         5.12%, 10/15/04                             2,512                           2,512
                                            FPL Group Capital, Inc. Guaranteed Notes,
             150                     150         7.625%, 9/15/06                                         160                   160
                                            Fred Meyer Inc.
             500                     500         7.45%, 3/01/08                                          525                   525
                                            Georgia Pacific Corporation Debentures:
                         300         300         9.50%, 12/01/11                                                    322        322
                         300         300         9.875%, 11/01/21                                                   298        298
                         100         100         9.50%, 5/15/22                                                      97         97
                                            Goldman Sachs Group Notes,
             400       1,500       1,900         6.25%, 2/01/03 (Acquired 6/30/99 and
                                                 2/01/96, Cost $393 and $1,496)*                         406      1,521      1,927
                                            Hartford Financial Services Group
             205                     205         6.375%, 11/01/08                                        207                   207
                                            Heller Financial, Inc.Notes,
                         170         170         8.00%, 6/15/05                                                     182        182
                                            Household Finance Corporation
           1,000                   1,000         6.20%, 5/09/05                                        1,072                 1,072
                                            International Lease Financial
             250                     250         8.375%, 12/15/04                                        272                   272
                                            Key Bank
 2,000                             2,000         7.00%, 2/01/11                              2,036                           2,036
                                            Keycorp Subordinated Notes,
                         730         730         8.00%, 7/01/04                                                     775        775
                                            Lehman Brothers Holdings
 2,000                             2,000         7.875%, 8/15/10                             2,131                           2,131
                                            Lehman Brothers, Inc. Senior Notes,
             150         200         350         8.75%, 5/15/02                                          156        207        363
           1,000                   1,000         6.50%, 10/01/02                                       1,016                 1,016
                         500         500         7.8%, 7/07/05                                                      527        527
                         500         500         8.5%, 8/01/15                                                      552        552
                                            Lehman Brothers, Inc. Medium Term Notes,
             375                     375         7.50%, 9/01/06                                          393                   393
                                            Marlin Water Trust Senior Notes,
              97         677         774         7.09%, 12/15/01 (Acquired 12/9/98 and
                                                 12/9/98, Cost $97 and $680)*                             98        683        781
                                            Merrill Lynch & Co. Notes,
             225                     225         8.30%, 11/01/02                                         236                   236
             200                     200         6.25%, 10/15/08                                         199                   199
                       1,100       1,100         7.15%, 7/30/12                                                   1,097      1,097
                         925         925         6.875%, 11/15/18                                                   910        910
                                            Midlantic Corporation Subordinated Notes,
             240                     240         9.20%, 8/01/01                                          243                   243
                                            Morgan Stanley Group Debentures,
             300                     300         8.875%, 10/15/01                                        306                   306
                                            Morgan Stanley Dean Witter
             500                     500         6.625%, 1/20/04                                         502                   502
                                            National Westminster Bank Debentures,
             300                     300         9.375%, 11/15/03                                        329                   329
                                            NCNB Corporation Subordinated Notes,
                         750         750         10.20%, 7/15/15                                                    931        931
                                            Newcourt Credit
 4,000                             4,000         6.875%, 2/16/05                             4,110                           4,110
                                            Norwest Financial Inc. Senior Notes,
                       1,200       1,200         6.625%, 7/15/04                                                  1,243      1,243
                                            PP&L Capital Funding Inc.
             500                     500         8.375%, 6/15/07                                         530                   530
                                            Paine Webber Group, Inc. Subordinated Notes,
             200                     200         7.75%, 9/01/02                                          208                   208
                         500         500         7.875%, 2/15/03                                                    525        525
                         500         500         8.875%, 3/15/05                                                    558        558
                                            Principal Financial Group Senior Notes,
             400                     400         8.20%, 8/15/09 (Acquired 8/18/99, Cost
                                                 $399) **                                                437                   437
                                            Salomon, Inc. Notes:
             409                     409         7.50%, 2/01/03                                          425                   425
                         575         575         6.75%, 2/15/03                                                     590        590
             277                     277         7.00%, 6/15/03                                          287                   287
                                            Salomon Smith Barney Holdings, Inc. Notes,
                         700         700         6.875%, 6/15/05                                                    727        727
 3,000                             3,000         5.875%, 3/15/06                             2,981                           2,981
                                            Stagecoach Holdings PLC Notes,
                         300         300         8.625%, 11/15/09                                                   287        287
                                            Standard Federal Bancorp Medium Term Notes,
             250                     250         7.75%, 7/17/06                                          272                   272
                                            USF&G Corporation Senior Notes:
                       1,000       1,000         8.375%, 6/15/01                                                  1,006      1,006
                         350         350         7.125%, 6/01/05                                                    362        362
                                            Wachovia
 3,500                             3,500         6.605%, 10/01/25                            3,567                           3,567
                                            Washington Mutual, Inc. Notes,
             250                     250         7.50%, 8/15/06                                          264                   264
                                            Westdeutsche Landesbank Subordinated Notes:
             200                     200         6.05%, 1/15/09                                          197                   197
             400                     400         6.75%, 6/15/05                                          410                   410

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                             Pro
                                   Pro                                                                                      Forma
                                  Forma                                                                                    Combined
                                 Combined                                                                                  (First
 First      Firstar   Firstar    (First                                                   First       Firstar    Firstar   American
American   Balanced   Balanced   American                                                American     Balanced   Balanced  Balanced
Balanced    Income    Growth     Balanced                                                Balanced     Income     Growth     Fund)
 Fund        Fund      Fund       Fund)                                                    Fund        Fund       Fund      Market
Shares/     Shares/   Shares/    Shares/                                                  Market      Market      Market    Value
 Par         Par        Par     Par (2)(3)                                                Value        Value      Value     (2)(3)
--------   --------   --------  ----------                                              ----------  ----------  --------  ---------
                                                                                           -------      ------    -------    -------
                                                                                            22,350      14,387     26,644     63,381
                                                                                           -------      ------    -------    -------

                                            Manufacturing - 2.1%
                                            Boeing
 3,000                             3,000         7.25%, 6/15/25                              3,170                             3,170
                                            Dow Chemical
                47                    47         7.60%, 1/02/02                                             47                    47
                                            Ford Motor
 3,000                             3,000         5.80%, 1/12/09                              2,816                             2,816
                                            Ford Motor Company
               250                   250         6.375%, 2/01/29                                           214                   214
                                            Ford Motor Credit
               200                   200         6.11%, 12/28/01                                           202                   202
                        1,000      1,000         6.70%, 7/16/04                                                     1,023      1,023
                                            GMAC
                        1,000      1,000         6.70%, 4/30/01                                                     1,001      1,001
 3,000                             3,000         6.15%, 4/05/07                              2,923                             2,923
                                            General Motors Global Bond,
                          750        750         6.75%, 5/01/28                                                       691        691
                                            PPG Industries
 2,000                             2,000         7.40%, 8/15/19                              1,919                             1,919
                                            Tenneco, Inc. Debentures,
                          425        425         7.95%, 12/15/25                                                      348        348
                                                                                           -------      ------    -------    -------
                                                                                            10,828         463      3,063     14,354
                                                                                           -------      ------    -------    -------

                                            Services - 0.3%
                                            Time Warner
 2,025                             2,025         8.875%, 10/01/12                            2,372                             2,372
                                                                                           -------      ------    -------    -------


                                            Technology - 0.0%
                                            Ciena Corp Convertible
               120                   120         3.75%, 2/01/08                                             93                    93
                                            Corning Inc.
               260                   260         0.00%, 11/8/15                                            152                   152
                                                                                           -------      ------    -------    -------
                                                                                                 -         245          -        245
                                                                                           -------      ------    -------    -------

                                            Transportation - 0.5%
                                            Air 2 US,
               100        400        500         10.127%, 10/01/20                                         109        435        544
                                            American West Airlines Pass-Thru
                                              Certificates,
               125        329        454         8.54%, 1/02/06
                                                 (Acquired 9/14/99, Cost $125)**                           113        339        452
                          634        634         7.93%, 1/02/19 (Acquired 9/14/99,
                                                   Cost $653)**                                                       679        679
                                            Continental Airlines Inc. Pass-Thru
                                              Certificates,
               167                   167         6.80%, 7/02/07                                            168                   168
                                            Federal Express Corporation Notes,
               180        500        680         9.65%, 6/15/12                                            215        597        812
                                            Union Pacific Company
               580                   580         6.00%, 9/01/03                                            580                   580
                                                                                           -------      ------    -------    -------
                                                                                                 -       1,185      2,050      3,235
                                                                                           -------      ------    -------    -------

                                            Utilities - 0.9%
                                            Commonwealth Edison Debentures,
                          900        900         9.875%, 6/15/20                                                    1,016      1,016
                                            Conectiv, Inc. Medium Term Notes,
               225                   225         6.73%, 6/01/06                                            230                   230
                                            Dynegy, Inc. Senior Notes,
               200      1,000      1,200         7.45%, 7/15/06                                            208      1,041      1,249
                                            Enron Corporation Notes
                50                    50         7.625%, 9/10/04                                            52                    52
                                            Enron Corporation Notes
               500                   500         6.40%, 7/15/06                                            504                   504
                                            GTE South
 2,000                             2,000         6.125%, 6/15/07                             2,005                             2,005
                                            Oneok, Inc. Notes,
               125                   125         7.75%, 8/15/06                                            134                   134
                                            PSI Energy Debentures,
               150        600        750         7.85%, 10/15/07                                           155        618        773
                                            Utilicorp United Inc. Senior Notes,
                          350        350         7.00%, 7/15/04                                                       354        354
                                                                                           -------      ------    -------    -------
                                                                                             2,005       1,283      3,029      6,317
                                                                                           -------      ------    -------    -------

                                            Total Corporate Bonds
                                                                                           -------      ------    -------    -------
                                            (Cost $42,825, $21,029, $42,170 and
                                              $106,024)                                     43,653      22,096     42,418    108,167
                                                                                           -------      ------    -------    -------

                                            International/Yankee (U.S. $
                                              Denominated) - 1.5%
                                            Banco Santander-Chile Notes,
                          475        475         6.500%, 11/01/05                                                     483        483
                                            Ford Capital BV Debentures,
                          325        325         9.875%, 5/15/02                                                      341        341
               150                   150         9.50%, 6/01/10                                            171                   171
               200                   200         9.375%, 5/15/01                                           201                   201
                                            Household Netherlands BV Company
                                              Guarantee,
               125                   125         6.20%, 12/01/03                                           126                   126
                                            Hydro-Quebec Corporation Debentures:
                          350        350         11.75%, 2/01/12                                                       499       499
                          500        500         9.75%, 1/15/18                                                        537       537
                                            Korea Development Bank Bonds,
               230        585        815         7.125%, 9/17/01                                            232        589       821
                                            Korea Electric Power Debentures:
                          290        290            7.75%, 4/01/13                                                     291
                          200        200            6.75%, 8/01/27                                                     200
                                            Metronet Communicationas Corp.
                                              Senior Notes,
               300                   300         9.95%, 6/15/08                                             249                  249
                                            Midland Bank PLC Subordinated Notes,
                          950        950         6.95%, 3/15/11                                                        981       981
                                            National Bank of Hungary Debentures,
                          250        250         8.875%, 11/01/13                                                      277       277

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                           Pro Forma
                               Pro Forma                                                                                   Combined
                               Combined                                                                                     (First
 First    Firstar   Firstar     (First                                                        First    Firstar   Firstar   American
American  Balanced  Balanced   American                                                      American  Balanced  Balanced  Balanced
Balanced   Income    Growth    Balanced                                                      Balanced   Income    Growth    Fund)
  Fund      Fund      Fund      Fund)                                                         Fund      Fund      Fund      Market
 Shares/   Shares/   Shares/   Shares/                                                       Market    Market    Market     Value
  Par        Par      Par     Par (2)(3)                                                      Value     Value     Value     (2)(3)
--------  --------  --------  ----------                                                    --------  --------  --------  ----------
                                         Norsk Hydro A/S Debentures,
                50       350        400       9.00%, 4/15/12                                                 59       411        470
                                         Principal Financial Group (Australia) Senior
                                         Notes,
                       1,400      1,400       8.20%, 8/15/09 (Acquired 8/18/99, Cost
                                              $1,396) **                                                            1,531      1,531
                                         Stagecoach Holdings PLC Notes,
               200                  200       8.625%, 11/15/09                                              191                  191
                                         Sweden (Kingdom of) Debentures,
                         150        150     11.125%, 6/01/15                                                          220        220
                                         Trans Canada Pipelines LTD
             1,000                1,000       9.125%, 4/20/06                                             1,108                1,108
                                         WestDeutsche Landesbank NY Subordinated Notes,
                         700        700       6.05%, 1/15/09                                                          688        688
                                         Wharf Capital International Ltd. Notes,
                         325        325       8.875%, 11/01/04                                                        351        351
                50       225        275       7.625%, 3/13/07                                                51       230        281
                                         Zurich Capital Trust
               365                  365       8.376%, 6/01/37                                               365                  365
                                                                                               ------    ------    ------    -------

                                         Total International/Yankee (U.S. $
                                         Denominated) (Cost $0, $2,771, $7,344 and $10,115)               2,753     7,629     10,382
                                                                                               ------    ------    ------    -------

                                         Preferred Stocks - 0.1%
                                         Natural Gas
            10,000               10,000  Enron Corporation,
                                         7.00%. 7/31/02 (convertible to EOG Resources,
                                         common stock)                                                      367                  367
                                                                                               ------    ------    ------    -------

                                         Total Preferred Stocks
                                         (Cost $0, $178, $0 and $178)                                       367                  367
                                                                                               ------    ------    ------    -------

                                         U.S. Government Agency Mortgage-Backed
                                         Securities - 10.1%
                                         FHLB
               645                  645       5.50%, 10/15/01                                               645                  645
             2,000                2,000       6.00%, 8/15/02                                              2,038                2,038
             1,000                1,000       6.875%, 8,15/03                                             1,049                1,049
   3,000                          3,000       6.25%, 8/13/04                                    3,116                          3,116
                                         FHLMC
   1,000                          1,000       5.95%, 1/19/06                                    1,030                          1,030
   3,458                          3,458       6.00%, 3/01/15                                    3,447                          3,447
                       2,164      2,164       6.50%, 1/01/18                                                        2,179      2,179
                         210        210       6.50%, 4/01/08                                                          214        214
                         138        138       7.00%, 4/01/08                                                          142        142
                          28         28       7.00%, 4/01/08                                                           29         29
             2,000                2,000       5.75%, 4/15/08                                              2,026                2,026
                         331        331       6.50%, 1/01/09                                                          338        338
                       2,950      2,950       6.625%, 9/15/09                                                       3,127      3,127
               931                  931       5.50%, 3/01/13                                                915                  915
                38                   38       7.40%, 12/15/21                                                38                   38
   3,716                          3,716       7.00%, 12/01/29                                   3,763                          3,763
             3,500                3,500       5.50%, 3/01/16, Gold Pool #                                 3,434                3,434
                                         FHLMC CMO
                         217        217       Series 85, Class C, 8.60%, 1/15/21                                      225        225
                         290        290       Series 1136, Class H, 6.00%, 9/15/21                                    293        293
                         176        176       Series 1201, Class E, 7.40%, 12/15/21                                   179        179
   3,150                          3,150       Series 1606-H, 6.00%, 11/15/08                    3,188                          3,188
                                         FNMA
             2,000                2,000       6.75%, 8/15/02                                              2,058                2,058
     128                            128       6.00%, 3/01/03                                      129                            129
             1,000                1,000       5.125%, 2/13/04                                             1,011                1,011
               500                  500       6.50%, 8/15/04                                                523                  523
               250                  250       7.125%, 2/15/05                                               267                  267
                       2,000      2,000       7.125%, 3/15/07                                                       2,175      2,175
   2,124                          2,124       5.50%, 3/01/06                                    2,106                          2,106
             1,000                1,000       6.375%, 6/15/09                                             1,046                1,046
               500                  500       5.25%, 1/15/09                                                488                  488
               250                  250       6.93%, 9/17/12                                                264                  264
                         183        183       6.00%, 6/01/13                                                          183        183
                         402        402       6.00%, 3/01/13                                                          402        402
                         286        286       6.00%, 5/01/13                                                          286        286
   2,566                          2,566       7.00%, 11/01/14                                   2,623                          2,623
             2,980                2,980       6.00%, 2/01/16                                              2,979                2,979
                         148        148       7.00%, 2/01/16                                                          151        151
     185                            185       7.85%, 4/01/18                                      188                            188
                39                   39       6.50%, 7/25/20                                                 39                   39
   1,714                          1,714       7.00%, 4/01/29                                    1,734                          1,734
   3,668                          3,668       6.00%, 5/01/29                                    3,581                          3,581
               500                  500       Medium Term Notes, 6.40%, 9/27/05                             523                  523
                                         FNMA CMO
                35                   35       Series 1989-2, Class D, 8.80%, 1/25/19                         37                   37
                         221        221       Series 1989-37, Class XX, 8.00%, 7/25/19                                230        230
                         191        191       Series 1990-30, Class E, 6.50%, 3/25/20                                 192        192
                         195        195       Series 1990-105, Class J, 6.50%, 9/25/20                                196        196
               214                  214       Series 193-210, Class H, 9.50%, 6/25/20                       230                  230
   5,000                          5,000       Series 1993-50, 5.50%, 10/25/22                   4,649                          4,649
               750                  750       Series 1993-210, Class PL, 6.50%, 4/25/2                      763                  763
               333                  333       Series 1996-21, Class PK, 6.00%, 2/25/11                      335                  335
                                         GNMA
                         134        134       7.00%, 7/15/09                                                          139        139
                         260        260       6.50%, 10/20/10                                                         266        266
                       1,079      1,079       6.50%, 7/15/11                                                        1,107      1,107
                           7          7       8.50%, 6/15/17                                                            7          7
                         114        114       8.00%, 7/15/22                                                          119        119
                         132        132       7.00%, 11/15/22                                                         135        135
                         211        211       7.00%, 11/15/22                                                         215        215
                         290        290       7.50%, 3/15/23                                                          299        299
                           2          2       8.50%, 3/15/23                                                            2          2
                         172        172       7.50%, 4/15/23                                                          178        178
                         154        154       8.50%, 9/15/24                                                          161        161
                         246        246       8.50%, 8/15/24                                                          256        256
                          38         38       8.50%, 9/15/24                                                           40         40
                          10         10       7.50%, 9/15/25                                                           10         10
                          58         58       8.50%, 1/15/25                                                           60         60
                          20         20       8.50%, 2/15/25                                                           20         20

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                                                                              Pro
                                                                                                                             Forma
                                   Pro Forma                                                                                Combined
                                   Combined                                                                                  (First
  First     Firstar     Firstar     (First                                                      First    Firstar   Firstar  American
 American   Balanced    Balanced   American                                                   American  Balanced  Balanced  Balanced
 Balanced    Income      Growth    Balanced                                                   Balanced   Income    Growth    Fund)
   Fund       Fund        Fund       Fund)                                                      Fund      Fund      Fund     Market
 Shares/    Shares/     Shares/     Shares/                                                    Market    Market    Market    Value
   Par         Par        Par      Par (2)(3)                                                   Value     Value     Value    (2)(3)
 --------   --------    --------   ----------                                                 --------  --------  --------  --------
                             164         164       8.50%, 3/15/25                                                      170       170
                              29          29       8.50%, 4/15/25                                                       30        30
                             159         159       8.00%, 8/15/25                                                      165       165
                              14          14       7.50%, 9/15/25                                                       14        14
                           1,232       1,232       7.50%, 10/15/25                                                   1,266     1,266
                              70          70       6.50%, 1/15/26                                                       70        70
                              16          16       6.50%, 3/15/26                                                       16        16
                             266         266       6.50%, 4/15/26                                                      267       267
                             329         329       6.50%, 4/15/26                                                      330       330
                             122         122       6.50%, 5/15/26                                                      122       122
                 240                     240       7.50%, 6/15/27                                            246                 246
      294                                294       7.50%, 9/15/27                                  301                           301
     2482                              2,482       7.00%, 4/15/29                                2,520                         2,520
                                              GNMA CMO
                  54                      54       Series 3, Class F, 6.50%, 6/17/20                          55                  55
                                                                                               -------   -------   -------   -------


                                              Total U.S. Government Agency Mortgage-Backed
                                              Securities (Cost $31,394, $20,773, $15,347
                                              and $67,514)                                      32,375    21,009    16,005    69,389
                                                                                               -------   -------   -------   -------

                                              U.S. Treasury Obligations - 12.5%
                                              U.S. Treasury Bonds
               1,750                   1,750       11.625%, 11/15/02                                       1,948               1,948
                             300         300       10.75%, 8/15/05                                                     372       372
               3,250                   3,250       6.00%, 8/15/09                                          3,472               3,472
                           1,750       1,750       12.00%, 8/15/13                                                   2,493     2,493
                             175         175       9.875%, 11/15/15                                                    252       252
                          13,685      13,685       9.25%, 2/15/16                                                   18,901    18,901
                           1,000       1,000       8.125%, 5/15/21                                                   1,302     1,302
                           1,000       1,000       8.125%, 8/15/21                                                   1,304     1,304
                           4,500       4,500       8.00%, 11/15/21                                                   5,804     5,804
    4,000                              4,000       7.125%, 2/15/23                               4,650                         4,650
    4,000                              4,000       6.875%, 8/15/25                               4,580                         4,580
                                              U.S. Treasury Note
               5,000       2,250       7,250       7.25%, 8/15/04                                          5,426     2,441     7,867
    2,000                              2,000       6.875%, 5/15/06                               2,200                         2,200
                 750                     750       7.00%, 7/15/06                                            830                 830
               1,000       3,700       4,700       6.625%, 5/15/07                                         1,096     4,055     5,151
                                              U.S. Treasury Inflation Note (TIPS)
    4,025                              4,025       3.50%, 1/15/11                                4,093                         4,093
                                              U.S. Treasury Strips, Principal Only,
               2,000                   2,000       0.00%, 8/15/05                                          1,632               1,632
              22,280                  22,280       0.00%, 11/15/04                                        18,866              18,866
                                                                                               -------   -------   -------   -------

                                              Total U.S. Treasury Obligations
                                              (Cost $14,974, $31,356, $32,470 and $78,800)      15,523    33,270    36,924    85,717
                                                                                               -------   -------   -------   -------

                                              Private Mortgage-Backed Securities - 0.4%
                                              General Electric Capital Mortgage 1994-17 A6
    2,675                              2,675       7.00%, 5/25/24                                2,782                         2,782
                                                                                               -------   -------   -------   -------

                                              Total Private Mortgage-Backed Securities
                                              (Cost $2,532, $0, $0 and $2,532)                   2,782         -         -     2,782
                                                                                               -------   -------   -------   -------

                                              Asset-Backed Securities - 2.0%
                                              Auto - 0.6%
                                              Banc One Auto Grantor Trust,
                  23                      23       Series 1997-A, Class A, 6.27%, 11/20/03                    23                  23
                                              Chase Manhattan Auto Owner Trust,
                 237                     237       Series 1997-B, Class A5, 6.60%, 3/15/02                   238                 238
                                              Honda Auto Lease Trust,
                 500                     500       Series 1999-A, Class A5, 6.65%, 7/15/05                   508                 508
                                              Union Acceptance
    3,000                              3,000       Series 1998-B A5, 6.02%, 1/09/06              3,064                         3,064
                                                                                               -------   -------   -------   -------
                                                                                                 3,064       769         -     3,833
                                                                                               -------   -------   -------   -------

                                              Credit Card Receivables - 0.1%
                                              Citibank Credit Card Master Trust I, Principal
                                              Only:
                 800         200       1,000       Series 1997-6, Class A, 0.00%, 8/15/06            -       666       167       833
                                                                                               -------   -------   -------   -------

                                              Home Equity - 1.3%
                                              Asset Securitization
    3,000                              3,000       Series 1996-D6 A1B, 6.88%, 11/13/26           3,093                         3,093
                                              Contimortgage Home Equity Loan Trust,
                             700         700       Series 1997-5, Class A5, 6.63%, 12/15/20                            715       715
                                              Contimortgage Home Equity Loan Trust,
                 465                     465       Series 1997-3, Class A9, 7.12%, 8/15/28                   476                 476
                                              GE Capital Mortgage Services, Inc.,
                 200                     200       Series 1996-HE1, Class A4, 7.30%, 2/25/25                 205                 205
                                              Green Tree Home Equity Loan Trust,
                 274                     274       Series 1997-B, Class A6, 7.12%, 4/15/27                   281                 281
                                              Merrill Lynch Mortgage Investors, Inc.,
    3,000                              3,000       Series 1995-C3 A3, 7.071%, 12/26/25           3,125                         3,125
                           1,112       1,112       Series 1998-C1, Class A1, 6.31%, 11/15/26                         1,122     1,122
                                              Saxon Asset Securities Trust,
                             843         843       Series 1997-1, Class AF5, 7.325%, 1/25/12                           866       866
                                                                                               -------   -------   -------   -------
                                                                                                 6,218       962     2,703     9,017
                                                                                               -------   -------   -------   -------

                                              Total Asset-Backed Securities
                                              (Cost $9,131, $2,332 ,$2,783 and $14,246)          9,282     2,397     2,870    13,683
                                                                                               -------   -------   -------   -------

                                              U.S. Government Agency-Backed Securities - 0.0%
                                              Israeli Government Trust Certificate Series 1C
       77                                 77       9.25%, 11/15/01                                  78                            78
                                                                                               -------   -------   -------   -------

                                              Total U.S. Government Agency-Backed Securities
                                              (Cost $77, $0, $0 and $77)                            78                            78
                                                                                               -------   -------   -------   -------

                                              INVESTMENT COMPANIES - 3.8%
9,516,988  5,354,685  10,098,215  24,969,888  First American Prime Obligations Fund (1)          9,517     5,355    10,098    24,970
             850,000                 850,000  US Government                                                  850                 850
                                                                                               -------   -------   -------   -------

FIRST AMERICAN BALANCED FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN BALANCED FUND, FIRSTAR BALANCED INCOME FUND AND FIRSTAR BALANCED GROWTH FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                                                   Pro Forma
                                                                   Combined
  First American    Firstar Balanced      Firstar Balanced     (First American
  Balanced Fund        Income Fund          Growth Fund         Balanced Fund)
    Shares/Par         Shares/Par            Shares/Par        Shares/Par (2)(3)
    ----------         ----------            ----------        -----------------





                                                                                                                     Pro Forma
                                                                                                                     Combined
                                                     First American     Firstar Balanced     Firstar Balanced     (First American
                                                      Balanced Fund        Income Fund          Growth Fund        Balanced Fund)
                                                      Market Value         Market Value         Market Value     Market Value (2)(3)
                                                      ------------         ------------         ------------     -------------------
Total Investment Companies
(Cost $9,517, $6,205, $10,098 and $25,820)                  9,517               6,205                10,098             25,820
                                                          -------              ------               -------            -------

Total Investments - 99.3%
(Cost $285,777, $155,127, $238,669 and $679,573)        $ 264,624           $ 163,279             $ 256,060          $ 683,963
                                                        =========           =========             =========          =========

*  Non-income producing
** Unregistered Security

(1) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

(2) Management does not anticipate having to sell any securities as a result of the merger.

(3)   The Firstar Balanced Growth Fund will be the accounting survivor.


ADR - American Depositary Receipt
Cl  - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
TIPS - Treasury Inflation Protection Security

See Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INCOME FUND AND FIRSTAR EQUITY INCOME FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                            Pro Forma                                                                                 Pro Forma
                            Combined                                                                                  Combined
                             (First                                                                                    (First
                            American                                                                                  American
  First                      Equity                                                     First                          Equity
 American       Firstar      Income                                                    American       Firstar          Income
 Equity          Equity       Fund)                                                     Equity         Equity           Fund)
Income Fund   Income Fund    Shares/                                                  Income Fund    Income Fund       Market
 Shares/Par    Shares/Par    Par (2)                                                  Market Value   Market Value     Value (2)
-----------   -----------   ---------                                                 ------------   ------------     ---------
                                          COMMON STOCKS   - 96.6%
                                          BASIC MATERIALS - 5.2%
   62,400                     62,400      Dow Chemical                                $   1,970        $              $   1,970
   66,000                     66,000      E.I. Du Pont de Nemours                         2,686                           2,686
  169,900                    169,900      Ecolab                                          7,207                           7,207
  135,150                    135,150      Lyondell Chemical                               1,942                           1,942
   62,800                     62,800      Weyerhaeuser                                    3,190                           3,190
                                                                                      ----------      ----------      ---------
                                                                                         16,995                          16,995
                                                                                      ----------      ----------      ---------

                                          CAPITAL GOODS - 6.3%
   42,750                     42,750      Caterpillar                                     1,897                           1,897
   77,400                     77,400      Deere                                           2,813                           2,813
   39,500                     39,500      Emerson Electric                                2,449                           2,449
  119,400                    119,400      General Electric                                4,998                           4,998
   53,000                     53,000      Minnesota Mining & Manufacturing                5,507                           5,507
   73,900                     73,900      Parker Hannifin                                 2,935                           2,935
                                                                                      ----------      ----------      ---------
                                                                                         20,599                          20,599
                                                                                      ----------      ----------      ---------

                                          COMMUNICATION SERVICES - 4.2%
                  16,000      16,000      Alcatel, ADR                                                       460            460
   70,700         11,700      82,400      Bell South                                      2,893              479          3,372
   77,900                     77,900      Sprint                                          1,713                           1,713
  145,500         23,180     168,680      Verizon Communications                          7,173            1,142          8,315
                                                                                      ----------      ----------      ---------
                                                                                         11,779            2,081         13,860
                                                                                      ----------      ----------      ---------

                                          CONSUMER CYCLICALS - 5.1%
  127,616                    127,616      Ford Motor                                      3,589                           3,589
                  22,300      22,300      Lowe's Co, Inc.                                                  1,303          1,303
   96,300                     96,300      Maytag                                          3,106                           3,106
   73,300          8,100      81,400      McGraw Hill Companies, Inc.                     4,372              483          4,855
   35,400                     35,400      Omnicom Group                                   2,934                           2,934
                  35,000      35,000      Sherwin-Williams Company                                           892            892
    9,558                      9,558      Visteon                                           144                             144
                                                                                      ----------      ----------      ---------
                                                                                         14,145            2,678         16,823
                                                                                      ----------      ----------      ---------

                                          CONSUMER STAPLES - 8.5%
  109,100                    109,100      Anheuser Busch                                  5,011                           5,011
   70,400                     70,400      Avon Products                                   2,815                           2,815
   48,700                     48,700      Colgate-Palmolive                               2,691                           2,691
                  22,500      22,500      Gillette Company                                                   701            701
                  30,000      30,000      H.J. Heinz Company                                               1,206          1,206
   66,100                     66,100      Kimberly Clark                                  4,484                           4,484
   98,900         20,000     118,900      PepsiCo, Inc.                                   4,347              879          5,226
                  30,000      30,000      Ralston Purina Group                                               934            934
  152,200         41,000     193,200      Sara Lee Corporation                            3,285              885          4,170
                  30,000      30,000      Sysco Corporation                                                  795            795
                                                                                      ----------      ----------      ---------
                                                                                         22,633            5,400         28,033
                                                                                      ----------      ----------      ---------

                                          ENERGY - 10.4%
   93,096                     93,096      BP Amoco, ADR                                   4,619                           4,619
   38,820                     38,820      Chevron                                         3,408                           3,408
  121,324                    121,324      Exxon Mobil                                     9,827                           9,827
                  22,000      22,000      Murphy Oil Corporation                                           1,465          1,465
                  26,000      26,000      National Fuel Gas Company                                        1,393          1,393
                  27,000      27,000      Phillips Petroleum Company                                       1,486          1,486
                  25,000      25,000      Precision Drilling Corporation*                                    892            892
  179,200                    179,200      Royal Dutch Petroleum, ADR                      9,935                           9,935
                  48,000      48,000      USX-Marathon Group, Inc.                                         1,294          1,294
                                                                                      ----------      ----------      ---------
                                                                                         27,789            6,530         34,319
                                                                                      ----------      ----------      ---------

                                          FINANCIALS - 24.5%
  109,000                    109,000      American Express                                4,502                           4,502
   75,824                     75,824      Bank of America                                 4,151                           4,151
  106,500                    106,500      Bank of New York                                5,244                           5,244
  156,120         26,666     182,786      Citigroup                                       7,022            1,199          8,221
   84,400         28,000     112,400      Comerica                                        5,191            1,722          6,913
  128,900                    128,900      Cullen/Frost Bankers                            4,415                           4,415
   35,600         21,000      56,600      Fannie Mae                                      2,834            1,672          4,506
  100,700                    100,700      First Union                                     3,323                           3,323
                  10,000      10,000      Hartford Financial Services Group, Inc.                            590            590
   71,397                     71,397      Household International                         4,230                           4,230
  112,100                    112,100      J.P. Morgan Chase & Company                     5,033                           5,033
  162,600                    162,600      John Hancock Financial Services                 6,252                           6,252
                  46,000      46,000      MBNA  Corporation                                                1,523          1,523
  122,200         38,000     160,200      Mellon Financial                               4,952             1,540          6,492
                  47,000      47,000      National City Group                                              1,257          1,257
                  22,000      22,000      PNC Bank Corporation                                             1,490          1,490
   82,610                     82,610      St. Paul Companies                             3,639                            3,639
                  34,000      34,000      Union Planters Corporation                                       1,309          1,309
   53,782                     53,782      XL Capital, Cl A                               4,091                            4,091
   68,600                     68,600      Zions Bancorp                                  3,573                            3,573

FIRST AMERICAN EQUITY INCOME FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INCOME FUND AND FIRSTAR EQUITY INCOME FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                              Pro Forma
                              Combined                                                                              Pro Forma
                               (First                                                                               Combined
                              American                                                                               (First
   First                       Equity                                                First                          American
 American        Firstar       Income                                               American        Firstar          Equity
  Equity          Equity        Fund)                                                Equity         Equity           Income
Income Fund     Income Fund    Shares/                                            Income Fund     Income Fund         Fund)
 Shares/Par     Shares/Par     Par (2)                                            Market Value    Market Value     Market Value(2)
-----------     -----------   ----------                                          ------------    ------------     ------------
                                                                                    ----------      ----------        ---------
                                                                                        68,452          12,302           80,754
                                                                                    ----------      ----------        ---------

                                              HEALTH CARE - 10.1%
                    36,000        36,000      Abbott Laboratories                                        1,699            1,699
   110,900                       110,900      American Home Products                     6,515                            6,515
    50,500          18,000        68,500      Baxter International, Inc.                 4,754           1,695            6,449
    62,700                        62,700      Bristol-Myers Squibb                       3,724                            3,724
                    27,000        27,000      C.R. Bard, Inc.                                            1,226            1,226
    52,800                        52,800      Johnson & Johnson                          4,618                            4,618
    32,200                        32,200      Merck                                      2,444                            2,444
    84,300                        84,300      Pfizer                                     3,452                            3,452
                    26,000        26,000      Pharmacia Corporation                                      1,310            1,310
    54,200                        54,200      Schering Plough                            1,980                            1,980
                                                                                    ----------      ----------        ---------
                                                                                        27,487           5,930           33,417
                                                                                    ----------      ----------        ---------

                                              REAL ESTATE INVESTMENT TRUSTS - 7.7%
   108,600          43,000       151,600      Archstone Community Trust                  2,672           1,058            3,730
   101,700                       101,700      Crescent Real Estate Equities              2,309                            2,309
   195,172                       195,172      Duke Realty Investments                    4,518                            4,518
    48,000                        48,000      Equity Office Properties Trust             1,344                            1,344
    26,600                        26,600      Equity Residential Properties Trust        1,384                            1,384
   115,700                       115,700      Healthcare Realty Trust                    2,788                            2,788
    31,600                        31,600      Kimco Realty                               1,359                            1,359
   122,550                       122,550      Manufactured Home Communities              3,309                            3,309
                    48,000        48,000      Prentiss Properties Trust                                  1,183            1,183
   137,200                       137,200      Simon Property Group                       3,512                            3,512
                                                                                    ----------      ----------        ---------
                                                                                        23,195           2,241           25,436
                                                                                    ----------      ----------        ---------

                                              TECHNOLOGY - 4.9%
                     3,203         3,203      Agilent Technologies, Inc.*                                   98               98
    85,700                        85,700      Electronic Data Systems                    4,787                            4,787
                    26,000        26,000      First Data Corporation                                     1,552            1,552
    86,800          16,800       103,600      Hewlett-Packard                            2,714             525            3,239
    29,800           8,800        38,600      IBM                                        2,866             847            3,713
                    10,000        10,000      Integrated Device Technology, Inc.*                          296              296
    75,000          12,800        87,800      Intel                                      1,974             337            2,311
                                                                                    ----------      ----------        ---------
                                                                                        12,341           3,655           15,996
                                                                                    ----------      ----------        ---------

                                              TRANSPORTATION - 2.3%
   176,500                       176,500      Knightsbridge Tankers Limited              4,313                            4,313
    49,000                        49,000      United Parcel Services                     2,788                            2,788
                     8,200         8,200      United Parcel Services - Class B                             467              467
                                                                                    ----------      ----------        ---------
                                                                                         7,101             467            7,568
                                                                                    ----------      ----------        ---------

                                              UTILITIES - 7.4%
                    30,000        30,000      Cinergy Corporation                                        1,006            1,006
    90,000                        90,000      Consolidated Edison                        3,339                            3,339
                    38,000        38,000      Constellation Energy Group, Inc.                           1,676            1,676
                    48,000        48,000      Duke Energy Corporation                                    2,051            2,051
                    10,698        10,698      El Paso Energy Corporation                                   699              699
   119,100                       119,100      Reliant Energy                             5,389                            5,389
   147,700                       147,700      Unisource Energy Holding                   3,102                            3,102
   239,800                       239,800      Xcel Energy                                7,220                            7,220
                                                                                    ----------      ----------        ---------
                                                                                        19,050           5,432           24,482
                                                                                    ----------      ----------        ---------

                                              TOTAL COMMON STOCKS
                                              (Cost $180,652, $32.680 and $213,332)    271,566          46,716          318,282
                                                                                    ----------      ----------        ---------

                                              CONVERTIBLE BONDS - 1.2%
                                              Level 3 Communications
     2,774                         2,774          6.00%, 3/15/10                         1,136                            1,136
                                              Protein Design Labs
       582                           582          5.50%, 2/15/07                           501                              501
                                              Tribune (PHONES)
        24                            24          2.00%, 5/15/29                         2,299                            2,299
                                                                                    ----------      ----------        ---------

                                              TOTAL CONVERTIBLE BONDS
                                              (Cost $4,579, $0 and $4,579)               3,936                            3,936
                                                                                    ----------      ----------        ---------

                                              RELATED MONEY MARKET FUND - 2.0%
 5,709,007         784,763     6,493,770      First American Prime Obligation
                                                  Fund (1)                               5,709             785            6,494
                                                                                    ----------      ----------        ---------

                                              TOTAL RELATED PARTY MONEY MARKET FUND
                                              (Cost $5,709, $785 and $6,494)             5,709             785            6,494
                                                                                    ----------      ----------        ---------

                                              TOTAL INVESTMENTS  -  99.8%
                                              (Cost $190,940, $33,465 and $224,405)  $ 281,211      $   47,501        $ 328,712
                                                                                    ==========      ==========        =========


         * Non-income producing security

         (1) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

         (2) Management does not anticipate having to sell any securities as a result of the merger.

         ADR - American Depositary Reciept
         Cl - Class
         PHONES - Participation Hybrid Option Note Exchangeable Securities Equity Linked Debt Security Exchangeable At Holders Option For 95% of 1 America Online share.

                  See Notes to Pro Forma Financial Statements

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                             Pro Forma                                                                                 Pro Forma
                             Combined                                                                                  Combined
    First                    (First                                                       First                        (First
  American      Firstar      American                                                    American       Firstar        American
   Equity       Equity        Equity                                                      Equity         Equity         Equity
 Index Fund   Index Fund    Index Fund)                                                 Index Fund     Index Fund     Index Fund)
 Shares/Par   Shares/Par   Shares/Par(3)                                               Market Value   Market Value   Market Value(3)
 ----------   ----------   ------------                                                ------------   ------------   --------------
                                           COMMON STOCKS - 98.7%
                                           BASIC MATERIALS - 2.5%
   31,787      15,762       47,549         Air Products and Chemicals, Inc.              $ 1,221          $ 605        $    1,826
   43,440      15,299       58,739         Alcan Aluminum Ltd.                             1,564            551             2,115
  114,767      60,716      175,483         Alcoa, Inc.                                     4,126          2,183             6,309
   11,009       6,936       17,945         Allegheny Technologies Inc.                       192            121               313
   85,243      44,457      129,700         Archer-Daniels-Midland Company                  1,121            585             1,706
   51,642      26,784       78,426         Barrick Gold Corporation                          738            383             1,121
    7,300       3,289       10,589         Bemis Company, Inc.                               242            109               351
    7,900       3,898       11,798         Boise Cascade Corporation                         248            122               370
  115,887      62,037      177,924         Dow Chemical Company                            3,659          1,959             5,618
  138,713      74,249      212,962         Dupont (E.I.) De Nemours & Company              5,646          3,022             8,668
    9,693       5,354       15,047         Eastman Chemical Company                          477            264               741
   18,000       9,028       27,028         Ecolab, Inc.                                      764            383             1,147
   17,400       9,987       27,387         Englehard Corporation                             450            258               708
    1,993       2,177        4,170         FMC Corporation *                                 147            160               307
   18,605      11,089       29,694         Freeport McMoRan Copper & Gold, Inc.              243            145               388
   31,296      15,860       47,156         Georgia-Pacific Corporation                       920            466             1,386
    7,409       3,621       11,030         Great Lakes Chemical Corporation                  228            111               339
   14,700       6,918       21,618         Hercules, Inc.                                    191             90               281
   32,153      17,849       50,002         Homestake Mining Company                          169             94               263
   25,085      13,137       38,222         Inco, Ltd.                                        372            195               567
   13,636       7,526       21,162         International Flavors & Fragrances, Inc.          301            166               467
   65,032      33,697       98,729         International Paper Company                     2,346          1,216             3,562
   14,800       7,366       22,166         Louisiana Pacific Corporation                     142             71               213
   14,200       7,101       21,301         Mead Corporation                                  356            178               534
   25,590      10,947       36,537         Newmont Mining Corporation                        412            176               588
   11,191       6,008       17,199         Nucor Corporation                                 448            241               689
   23,003      11,171       34,174         Pactiv Corporation*                               279            135               414
    9,138       5,905       15,043         Phelps Dodge Corporation                          367            237               604
   42,210      22,339       64,549         Placer Dome, Inc.                                 365            193               558
    4,000       2,043        6,043         Potlatch Corporation                              128             65               193
   22,236      11,874       34,110         PPG Industries, Inc.                            1,025            547             1,572
   21,575      10,889       32,464         Praxair, Inc.                                     963            486             1,449
   30,168      14,622       44,790         Rohm & Haas Company                               929            451             1,380
   11,287       7,183       18,470         Sigma-Aldrich Corporation                         540            344               884
    6,055       3,751        9,806         Temple-Inland, Inc.                               268            166               434
   11,479       5,589       17,068         USX Corporation-US Steel Group, Inc.              169             82               251
   13,686       6,777       20,463         Vulcan Materials Company                          641            317               958
   13,900       7,716       21,616         Westvaco Corporation                              337            187               524
   26,681      16,460       43,141         Weyerhaeuser Company                            1,355            836             2,191
   15,174       7,602       22,776         Willamette Industries                             698            350             1,048
   10,822       6,419       17,241         Worthington Industries, Inc.                      101             60               161
                                                                                       ---------      ---------        ----------
                                                                                          34,888         18,309            53,197
                                                                                       ---------      ---------        ----------
                                           CAPITAL GOODS - 8.5%
   46,795      28,357       75,152         3M Corporation                                  4,862          2,946             7,808
   26,200      13,482       39,682         Allied Waste Industries, Inc.*                    411            211               622
   26,042       1,700       27,742         American Power Conversion *                       336             22               358
   13,701       8,276       21,977         Avery Dennison Corporation                        713            431             1,144
    4,200       2,175        6,375         Ball Corporation                                  193            100               293
  114,543      59,033      173,576         Boeing Company                                  6,381          3,289             9,670
    1,943       1,618        3,561         Briggs & Stratton Corporation                      75             62               137
   46,964      25,189       72,153         Caterpillar, Inc.                               2,084          1,118             3,202
   13,100       6,466       19,566         Cooper Industries, Inc.                           438            216               654
    9,100       4,694       13,794         Crane Co.                                         237            122               359
    5,376       2,911        8,287         Cummins Engine Company, Inc.                      202            109               311
   17,480       9,395       26,875         Danaher Corporation                               954            513             1,467
   32,149      16,095       48,244         Deere & Company                                 1,168            585             1,753
   27,105      15,518       42,623         Dover Corporation                                 971            556             1,527
    5,285       5,165       10,450         Eaton Corporation                                 362            354               716
   52,442      27,676       80,118         Emerson Electric Company                        3,251          1,716             4,967
   10,500       5,293       15,793         Fluor Corporation                                 467            236               703
   24,191      13,891       38,082         General Dynamics Corporation                    1,518            872             2,390
1,297,873     687,607    1,985,480         General Electric Company                       54,329         28,783            83,112
   13,761       7,794       21,555         Goodrich (B.F.) Company                           528            299               827
  105,516      55,931      161,447         Honeywell, Inc.                                 4,305          2,282             6,587
   36,408      21,062       57,470         Illinois Tool Works, Inc.                       2,069          1,197             3,266
   19,729      11,795       31,524         Ingersoll-Rand Company                            783            468             1,251
   12,200       6,358       18,558         ITT Industries, Inc.                              473            246               719
    6,767       5,590       12,357         Johnson Controls, Inc.                            423            349               772
   57,339      28,067       85,406         Lockheed Martin Corporation                     2,044          1,001             3,045
    7,933       4,249       12,182         McDermott International, Inc.                     100             54               154
    5,843       3,027        8,870         Millipore Corporation                             270            140               410
   25,751      13,898       39,649         Molex Incorporated                                909            490             1,399
    5,600       2,935        8,535         National Service Industries                       131             69               200
    8,551       4,500       13,051         Navistar International Corporation                195            103               298
   36,308      20,104       56,412         Newell Rubbermaid, Inc.                           962            533             1,495
    6,677       4,436       11,113         Northrop Grumman Corporation                      581            386               967

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                   Pro Forma                                                                             Combined
                                   Combined                                                                              (First
                                   (First                                                                                American
                    Firstar        American                                              First American      Firstar      Equity
First American      Equity          Equity                                                Equity Index        Equity    Index Fund)
Equity Index      Index Fund      Index Fund)                                                 Fund         Index Fund   Market Value
Fund Shares/Par   Shares/Par    Shares/Par (3)                                            Market Value    Market Value       (3)
---------------  ------------  ---------------                                          ---------------   ------------- ------------
    8,652         4,958        13,610         PACCAR, Inc.                                         388             222           610
   17,200         7,480        24,680         Pall Corporation                                     377             164           541
   15,684         7,556        23,240         Parker-Hannifin Corporation                          623             300           923
   33,552        19,012        52,564         Pitney-Bowes, Inc.                                 1,166             661         1,827
   10,239         6,100        16,339         Power-One Inc. *                                     148              88           236
   24,378        13,494        37,872         Rockwell International Corporation                   886             491         1,377
   39,728        20,400        60,128         Sanmina Corporation*                                 777             399         1,176
   10,831         5,628        16,459         Sealed Air Corporation*                              361             188           549
   16,258        10,651        26,909         Textron, Inc.                                        924             605         1,529
   23,650        10,935        34,585         Thermo Electron Corporation *                        532             246           778
    7,731         3,892        11,623         Thomas & Betts Corporation                           134              68           202
    8,600         5,431        14,031         Timken Company                                       135              85           220
  230,539       122,221       352,760         Tyco International, Ltd.                           9,966           5,284        15,250
   58,774        33,963        92,737         United Technologies Corporation                    4,308           2,489         6,797
   82,890        43,372       126,262         Waste Management, Inc.                             2,047           1,071         3,118
                                                                                        ---------------   ------------- ------------
                                                                                               115,497          62,218       177,715
                                                                                        ---------------   ------------- ------------

                                              COMMUNICATION SERVICES - 6.0%
   37,984        22,340        60,324         Alltell Corporation                               1,993            1,172         3,165
  490,644       257,735       748,379         AT & T Corporation                               10,451            5,490        15,941
  245,136       132,671       377,807         BellSouth Corp.                                  10,031            5,429        15,460
   18,802         9,534        28,336         CenturyTel, Inc.                                    541              274           815
  115,106        54,436       169,542         Global Crossing Ltd.*                             1,553              734         2,287
   99,710        51,500       151,210         Nextel Communications, Inc.*                      1,433              740         2,173
  216,725       110,030       326,755         Qwest Communications International, Inc.*         7,596            3,857        11,453
  442,860       233,300       676,160         SBC Communications, Inc.                         19,765           10,412        30,177
  115,387        62,241       177,628         Sprint Corporation                                2,537            1,369         3,906
  122,177        62,108       184,285         Sprint PCS Group*                                 2,321            1,180         3,501
  353,000       187,600       540,600         Verizon Communications                           17,403            9,249        26,652
  376,089       202,358       578,447         WorldCom, Inc.*                                   7,028            3,782        10,810
                                                                                        ---------------   ------------- ------------
                                                                                               82,652           43,687       126,339
                                                                                        ---------------   ------------- ------------

                                              CONSUMER CYCLICALS - 8.6%
    8,032         4,981        13,013         American Greetings Corporation                       85               53           138
   15,131         9,664        24,795         Autozone, Inc.*                                     424              271           695
   37,739        17,302        55,041         Bed Bath & Beyond, Inc.*                            927              425         1,352
   26,904        14,601        41,505         Best Buy*                                           967              525         1,492
   11,524         6,060        17,584         Black & Decker Corporation                          423              223           646
   12,700         8,552        21,252         Brunswick Corporation                               249              168           417
   76,804        43,535       120,339         Carnival Corporation                              2,125            1,205         3,330
  100,908        52,741       153,649         Cendant Corporation*                              1,472              769         2,241
    8,200         4,211        12,411         Centex Corporation                                  342              175           517
   22,385        11,555        33,940         Cintas Corporation                                  882              455         1,337
   27,376        13,875        41,251         Circuit City Stores, Inc.                           290              147           437
   15,011         6,983        21,994         Consolidated Stores Corporation*                    151               70           221
   20,953        10,100        31,053         Convergys Corporation*                              756              364         1,120
   10,500         5,461        15,961         Cooper Tire & Rubber Company                        119               62           181
   58,875        31,206        90,081         Costco Wholesale Companies, Inc.*                 2,311            1,225         3,536
   20,523        11,510        32,033         Dana Corporation                                    353              198           551
   76,140        38,812       114,952         Delphi Automotive Systems                         1,079              550         1,629
   11,084         7,539        18,623         Dillard Department Stores, Inc. - Class A           243              165           408
   43,766        23,336        67,102         Dollar General Corporation                          895              477         1,372
    9,559         5,920        15,479         Dow Jones & Company, Inc.                           500              310           810
   25,338        14,149        39,487         Federated Department Stores *                     1,053              588         1,641
  249,122       121,317       370,439         Ford Motor Company                                7,005            3,411        10,416
   30,745        19,577        50,322         Gannett Company, Inc.                             1,836            1,169         3,005
  111,825        59,465       171,290         Gap, Inc.                                         2,652            1,411         4,063
   70,547        38,387       108,934         General Motors Corporation                        3,658            1,990         5,648
   24,650        12,850        37,500         Genuine Parts Company                               639              333           972
   21,700        10,647        32,347         Goodyear Tire & Rubber Company                      518              254           772
   12,106         6,600        18,706         H & R Block, Inc.                                   606              330           936
    8,221         4,915        13,136         Harcourt General, Inc.                              458              274           732
   40,761        21,400        62,161         Harley Davidson, Inc.                             1,547              812         2,359
   16,228         8,295        24,523         Harrahs Entertainment, Inc. *                       478              244           722
   23,544        13,916        37,460         Hasbro, Inc.                                        304              180           484
   49,826        25,284        75,110         Hilton Hotels Corporation                           521              264           785
  303,317       159,765       463,082         Home Depot, Inc.                                 13,073            6,886        19,959
   39,577        21,682        61,259         IMS Health, Inc.                                    985              540         1,525
   39,350        20,017        59,367         Interpublic Group of Companies, Inc.              1,352              688         2,040
   32,291        18,059        50,350         J.C. Penney Company, Inc.                           516              289           805
    6,600         3,434        10,034         Kaufman and Broad Home Corporation                  215              112           327
   63,153        33,003        96,156         Kmart Corporation *                                 594              310           904
    8,397         5,733        14,130         Knight-Ridder, Inc.                                 451              308           759
   40,969        22,316        63,285         Kohls Department Stores *                         2,527            1,377         3,904
   27,200        13,508        40,708         Leggett & Platt, Inc.                               523              260           783
    7,237         4,192        11,429         Liz Claiborne, Inc.                                 340              197           537
   49,532        27,339        76,871         Lowe's Companies, Inc                             2,895            1,598         4,493
   32,439        17,200        49,639         Marriott International, Inc. - Class A            1,336              708         2,044
   60,467        31,135        91,602         Masco Corporation                                 1,460              752         2,212

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                       Pro Forma
                                  Pro Forma                                                                            Combined
  Pro Forma                       Combined                                                                           (First American
  Combined          Firstar    (First American                                        First American      Firstar      Equity Index
First American      Equity       Equity Index                                          Equity Index       Equity           Fund)
Equity Index      Index Fund        Fund)                                                  Fund         Index Fund     Market Value
Fund Shares/Par   Shares/Par    Shares/Par (3)                                         Market Value    Market Value         (3)
---------------  ------------  ---------------                                       ---------------   ------------- ---------------
   57,445        28,217        85,662         Mattel, Inc.                                    1,019             501         1,520
    9,856         6,059        15,915         Maytag Corporation                                318             195           513
   23,891        13,262        37,153         McGraw-Hill, Inc.                               1,425             791         2,216
    7,100         3,694        10,794         Meredith Corporation                              248             129           377
   22,866        12,390        35,256         New York Times Company - Class A                  937             508         1,445
   35,045        20,003        55,048         Nike, Inc. - Class B                            1,421             811         2,232
   18,083         9,681        27,764         Nordstrom, Inc.                                   294             158           452
   39,990        26,788        66,778         Office Depot*                                     350             234           584
   20,646        12,216        32,862         Omnicom Group, Inc.                             1,711           1,012         2,723
    6,000         3,090         9,090         Pulte Corporation                                 242             125           367
   24,108        13,002        37,110         RadioShack Corporation                            884             477         1,361
    7,800           502         8,302         Reebok International Ltd. *                       194              12           206
   45,020        17,274        62,294         Sears Roebuck and Company                       1,588             609         2,197
   23,000        11,626        34,626         Sherwin-Williams Company                          586             296           882
    8,100         4,449        12,549         Snap-On Tools, Inc.                               236             130           366
   60,000        32,972        92,972         Staples, Inc. *                                   892             490         1,382
   25,600        13,222        38,822         Starwood Hotels & Resorts                         871             450         1,321
  117,967        62,844       180,811         Target Corporation                              4,256           2,267         6,523
   57,707        30,486        88,193         The Limited, Inc.                                 907             479         1,386
   39,352        17,764        57,116         The May Department Stores Company *             1,396             630         2,026
   12,400         6,913        19,313         The Stanley Works                                 409             228           637
   19,404        10,300        29,704         Tiffany & Company                                 529             281           810
   38,323        21,893        60,216         TJX Companies, Inc.                             1,226             701         1,927
   26,989        11,111        38,100         Toys "R" Us, Inc. *                               677             279           956
   40,905        20,655        61,560         Tribune Company                                 1,666             841         2,507
   15,219         8,269        23,488         TRW, Inc.                                         517             281           798
   15,881         8,549        24,430         VF Corporation                                    556             299           855
   18,656        11,222        29,878         Visteon Corporation                               281             169           450
  584,374       302,961       887,335         Wal-Mart Stores, Inc.                          29,511          15,300        44,811
    6,478         5,279        11,757         Whirlpool Corporation                             324             264           588
                                                                                     ---------------   ------------- ------------
                                                                                            117,606          62,069       179,675
                                                                                     ---------------   ------------- ------------

                                              CONSUMER STAPLES - 11.0%
    4,227         2,630         6,857         Adolph Coors Company                             277             172           449
    7,700         4,003        11,703         Alberto-Culver Company                           305             159           464
   56,115        29,855        85,970         Albertson's, Inc.                              1,786             950         2,736
  116,167        63,178       179,345         Anheuser-Busch Companies, Inc.                 5,336           2,902         8,238
   31,968        18,236        50,204         Avon Products, Inc.                            1,278             729         2,007
    4,687         4,807         9,494         Brown-Foreman Corporation - Class B              290             298           588
   57,275        29,091        86,366         Campbell Soup Company                          1,711             869         2,580
   39,087        19,287        58,374         Cardinal Health, Inc.                          3,782           1,866         5,648
   75,062        32,073       107,135         Clear Channel Communications, Inc. *           4,087           1,746         5,833
   31,953        16,169        48,122         Clorox Company                                 1,005             509         1,514
  326,330       169,462       495,792         Coca-Cola Company                             14,737           7,653        22,390
   55,203        30,157        85,360         Coca-Cola Enterprises                            981             536         1,517
   75,551        40,787       116,338         Colgate-Palmolive Company                      4,175           2,254         6,429
  119,597        62,416       182,013         Comcast Corporation* - Cl A                    5,016           2,618         7,634
   72,228        34,687       106,915         ConAgra, Inc.                                  1,317             633         1,950
   50,896        27,164        78,060         CVS Corporation                                2,977           1,589         4,566
   16,905        11,003        27,908         Dardeen Restaurants, Inc.                        401             261           662
   10,200         5,361        15,561         Deluxe Corporation                               241             127           368
   22,800        11,470        34,270         Fortune Brands, Inc.                             784             395         1,179
   39,126        20,049        59,175         General Mills, Inc.                            1,683             862         2,545
  139,239        73,670       212,909         Gillette Company                               4,340           2,296         6,636
   47,636        20,604        68,240         Heinz (H.J.) Company                           1,915             828         2,743
   17,962         9,577        27,539         Hershey Foods Corporation                      1,245             664         1,909
   55,262        27,957        83,219         Kellogg Company                                1,494             756         2,250
   68,289        38,870       107,159         Kimberly-Clark Corporation                     4,632           2,637         7,269
  109,443        57,335       166,778         Kroger Corporation *                           2,823           1,479         4,302
    5,066         2,834         7,900         Longs Drug Stores Corporation                    150              84           234
  172,967        92,364       265,331         McDonald's Corporation                         4,592           2,452         7,044
   37,836        19,093        56,929         McKesson HBOC, Inc.                            1,012             511         1,523
  190,512        97,845       288,357         PepsiCo, Inc.                                  8,373           4,300        12,673
  291,938       153,629       445,567         Philip Morris Companies, Inc.                 13,852           7,290        21,142
  168,668        90,079       258,747         Procter & Gamble Company                      10,559           5,639        16,198
   14,231         9,180        23,411         Quaker Oats Company                            1,381             891         2,272
   17,500         8,491        25,991         R.R. Donnelley & Sons Company                    459             223           682
   41,900        22,237        64,137         Ralston-Ralston Purina Group                   1,305             695         2,000
   23,650        11,200        34,850         Robert Half International Inc. *                 529             250           779
   65,419        35,056       100,475         Safeway, Inc.*                                 3,608           1,933         5,541
  111,373        52,955       164,328         Sara Lee Corporation                           2,403           1,143         3,546
   25,071         2,500        27,571         Starbucks Corporation *                        1,064             106         1,170
   18,826         8,271        27,097         Supervalu, Inc.                                  251             110           361
   89,707        47,134       136,841         Sysco Corporation                              2,378           1,250         3,628
  274,250       145,021       419,271         The Walt Disney Company                        7,844           4,148        11,992
   20,398        10,474        30,872         Tricon Global Restaurants, Inc. *                779             400         1,179
    8,000         3,729        11,729         Tupperware Corporation                           191              89           280
   75,255        39,519       114,774         Unilever N.V. - ADR                            3,961           2,080         6,041
   27,150        14,135        41,285         Univision Communications - Class A             1,036             539         1,575

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                       Pro Forma
                                   Pro Forma                                                                           Combined
                                   Combined                                                                         (First American
                    Firstar     (First American                                      First American      Firstar      Equity Index
First American      Equity        Equity Index                                        Equity Index        Equity          Fund)
Equity Index      Index Fund         Fund)                                                Fund         Index Fund     Market Value
Fund Shares/Par   Shares/Par    Shares/Par (3)                                        Market Value    Market Value        (3)
---------------  ------------  ---------------                                      ---------------   ------------- --------------
   21,973        11,543        33,516         UST, Inc.                                        660             347         1,007
  229,323       107,697       337,020         Viacom, Inc. - Cl B *                         10,083           4,735        14,818
  133,101        70,495       203,596         Walgreen Company                               5,430           2,876         8,306
   16,174         9,178        25,352         Wendy's International, Inc.                      361             205           566
   18,510        10,138        28,648         Winn-Dixie Stores, Inc.                          525             288           813
   19,866        15,650        35,516         Wrigley (Wm) Jr. Company                         959             755         1,714
                                                                                    ---------------   ------------- ------------
                                                                                           152,363          79,125       231,488
                                                                                    ---------------   ------------- ------------

                                              ENERGY - 6.8%
    9,378         6,430        15,808         Amerada Hess Corporation                         733             502         1,235
   32,690        16,494        49,184         Anadarko Petroleum Corporation                 2,052           1,035         3,087
   15,877         8,417        24,294         Apache Corporation                               915             485         1,400
    9,800         5,278        15,078         Ashland Oil, Inc.                                376             203           579
   45,147        23,027        68,174         Baker Hughes, Inc.                             1,639             836         2,475
   29,439        15,190        44,629         Burlington Resources, Inc.                     1,317             680         1,997
   79,625        46,015       125,640         Chevron Corporation                            6,991           4,040        11,031
   83,075        44,088       127,163         Conoco, Inc.                                   2,347           1,245         3,592
   17,165         8,200        25,365         Devon Energy Corporation                         999             477         1,476
   15,375         8,002        23,377         EOG Resources Inc.                               634             330           964
  456,083       239,057       695,140         Exxon Mobil Corporation                       36,943          19,364        56,307
   58,774        31,315        90,089         Halliburton Company                            2,160           1,151         3,311
   10,554         5,981        16,535         Kerr-McGee Corporation                           685             388         1,073
   19,308         9,300        28,608         Nabors Industries, Inc.*                       1,001             482         1,483
   17,860         9,195        27,055         Noble Drilling Corporation *                     824             424         1,248
   51,000        23,868        74,868         Occidental Petroleum Corporation               1,262             591         1,853
   31,508        17,250        48,758         Phillips Petroleum Company                     1,735             950         2,685
   12,800         5,974        18,774         Rowan Companies, Inc.*                           352             164           516
  282,353       144,400       426,753         Royal Dutch Petroleum Company - ADR           15,654           8,006        23,660
   73,004        38,837       111,841         Schlumberger, Ltd.                             4,206           2,237         6,443
   11,771         6,573        18,344         Sunoco Inc.                                      382             213           595
   72,058        39,260       111,318         Texaco, Inc.                                   4,785           2,607         7,392
   20,000        10,407        30,407         Tosco Corporation                                855             445         1,300
   41,248        14,797        56,045         Transocean Sedco Forex Inc.                    1,788             641         2,429
   33,600        16,448        50,048         Unocal Corporation                             1,162             569         1,731
   42,072        21,140        63,212         USX Corporation-Marathon Group, Inc.           1,134             570         1,704
                                                                                    ---------------   ------------- ------------
                                                                                            92,931          48,636       141,567
                                                                                    ---------------   ------------- ------------

                                              FINANCIALS - 17.6%
   70,214        36,554       106,768         AFLAC Corporation                              1,934           1,007         2,941
   99,396        50,828       150,224         Allstate Corporation                           4,169           2,132         6,301
   13,800         6,800        20,600         AMBAC Financial Group Inc.                       875             431         1,306
  175,733        88,505       264,238         American Express Company                       7,258           3,655        10,913
   61,776        35,220        96,996         American General Corporation                   2,363           1,347         3,710
  304,924       160,558       465,482         American International Group, Inc.            24,546          12,925        37,471
   51,127        27,950        79,077         AMSouth Bancorp                                  859             470         1,329
   35,317        17,294        52,611         Aon Corporation                                1,254             614         1,868
  155,054        80,310       235,364         Banc One Corporation                           5,610           2,906         8,516
   99,850        48,979       148,829         Bank of New York Company, Inc.                 4,917           2,412         7,329
  214,051       115,480       329,531         Bank of America Corporation                   11,719           6,323        18,042
   53,594        23,599        77,193         BB&T Corporation                               1,885             830         2,715
   13,753         8,839        22,592         Bear Stearns Companies, Inc.                     629             404         1,033
   25,552        13,986        39,538         Capital One Financial Corp.                    1,418             776         2,194
   29,529        15,960        45,489         Charter One Financial, Inc.                      836             452         1,288
   21,601        12,561        34,162         Chubb Corporation                              1,565             910         2,475
   17,932        11,346        29,278         CIGNA Corporation                              1,925           1,218         3,143
   22,528        11,682        34,210         Cincinnati Financial Corporation                 855             443         1,298
  659,963       343,475     1,003,438         Citigroup, Inc.                               29,685          15,450        45,135
   22,278        10,496        32,774         Comerica, Inc.                                 1,370             646         2,016
   44,326        21,825        66,151         Conseco, Inc.                                    714             351         1,065
   15,700         7,580        23,280         Countrywide Credit Industries, Inc.              775             374         1,149
   91,313        49,121       140,434         Federal Home Loan Mortgage Corporation         5,920           3,185         9,105
  130,728        67,335       198,063         Federal National Mortgage Association         10,406           5,360        15,766
   61,343        32,020        93,363         Fifth Third Bancorp                            3,278           1,711         4,989
  130,795        69,386       200,181         First Union Corporation                        4,316           2,290         6,606
  146,041        75,606       221,647         Fleet Boston Financial                         5,513           2,854         8,367
   32,880        17,259        50,139         Franklin Resources, Inc.                       1,286             675         1,961
   19,890        11,727        31,617         Golden West Financial Corporation              1,291             761         2,052
   62,643        33,801        96,444         Household International, Inc.                  3,711           2,002         5,713
   34,870        19,437        54,307         Huntington Bancshares Incorporated               497             277           774
  239,696       132,390       372,086         J.P. Morgan & Co., Inc.                       10,762           5,944        16,706
   12,170         7,146        19,316         Jefferson-Pilot Corporation                      826             485         1,311
   59,483        30,821        90,304         KeyCorp                                        1,535             795         2,330
   30,754        16,500        47,254         Lehman Brothers Holdings, Inc.                 1,928           1,035         2,963
   25,257        13,602        38,859         Lincoln National Corporation                   1,073             578         1,651
   18,380        14,890        33,270         Loews Corporation                              1,092             885         1,977
   32,774        18,637        51,411         Marsh & McLennan Companies, Inc.               3,114           1,771         4,885
   12,229         6,954        19,183         MBIA, Inc.                                       987             561         1,548
  113,503        56,982       170,485         MBNA Corporation                               3,757           1,886         5,643
   66,939        34,116       101,055         Mellon Bank Corporation                        2,712           1,382         4,094

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                        Pro Forma
                                  Pro Forma                                                                             Combined
                                  Combined                                                                           (First American
                    Firstar    (First American                                       First American      Firstar       Equity Index
First American      Equity       Equity Index                                         Equity Index       Equity            Fund)
Equity Index      Index Fund        Fund)                                                 Fund         Index Fund      Market Value
Fund Shares/Par   Shares/Par    Shares/Par (3)                                         Market Value    Market Value         (3)
---------------  ------------  ---------------                                       ---------------   ------------- ---------------
 106,644          55,542       162,186         Merrill Lynch & Company, Inc.                  5,908           3,077         8,985
 100,750          50,000       150,750         Metlife Inc.*                                  3,028           1,503         4,531
  13,657           7,357        21,014         MGIC Investment Corporation                      934             503         1,437
  22,300          11,216        33,516         Moody's Corporation                              615             309           924
 145,759          76,412       222,171         Morgan Stanley Group, Inc.                     7,798           4,088        11,886
  82,833          43,824       126,657         National City Corporation                      2,216           1,172         3,388
  26,073          15,336        41,409         Northern Trust Corporation                     1,630             959         2,589
  19,320           8,461        27,781         Old Kent Financial Corporation                   734             322         1,056
  34,239          21,295        55,534         PNC Bank Corporation                           2,320           1,443         3,763
   8,412           4,984        13,396         Progressive Corporation                          816             484         1,300
  36,405          20,174        56,579         Providian Corporation                          1,786             990         2,776
  30,300          15,300        45,600         Regions Financial Corporation                    862             435         1,297
  18,000           9,315        27,315         SAFECO Corporation                               507             263           770
  23,300          11,566        34,866         SouthTrust Corporation                         1,066             529         1,595
  29,500          16,357        45,857         St. Paul Companies, Inc.                       1,299             721         2,020
  17,859          11,408        29,267         State Street Corporation                       1,668           1,066         2,734
  29,704          14,990        44,694         Stilwell Financial, Inc.                         797             402         1,199
  34,632          22,561        57,193         Sun Trust Banks, Inc.                          2,244           1,462         3,706
  38,800          18,523        57,323         Synovus Financial Corp.                        1,048             500         1,548
  16,600           8,367        24,967         T. Rowe Price Associates, Inc.                   520             262           782
 182,278          87,094       269,372         The Charles Schwab Corporation                 2,811           1,343         4,154
  35,392          20,200        55,592         The CIT Group, Inc. - Class A                  1,022             583         1,605
  28,934          15,585        44,519         The Hartford Financial Services Group,
                                                  Inc.                                        1,707             920         2,627
  17,954           9,099        27,053         Torchmark Corporation                            697             353         1,050
  19,600           9,805        29,405         Union Planters Corp.                             754             377         1,131
  33,300          16,399        49,699         UNUM Provident Corporation                       973             479         1,452
 254,771         132,392       387,163         US Bancorp                                     5,911           3,071         8,982
  21,259          11,137        32,396         USA Education, Inc.                            1,544             809         2,353
  21,539          13,925        35,464         Wachovia Corporation                           1,298             839         2,137
  77,421          38,347       115,768         Washington Mutual, Inc.                        4,239           2,099         6,338
 223,948         112,484       336,432         Wells Fargo & Company                         11,079           5,565        16,644
                                                                                     ---------------   ------------- ------------
                                                                                            240,996         127,438       368,434
                                                                                     ---------------   ------------- ------------

                                               HEALTH CARE - 13.1%
 203,670         105,021       308,691         Abbott Laboratories                            9,611           4,956        14,567
  17,565          10,635        28,200         Aetna Life and Casualty Company                  631             382         1,013
  16,081           9,234        25,315         Allergan, Inc.                                 1,192             685         1,877
  30,435          13,790        44,225         Alza Corporation *                             1,233             558         1,791
 172,368          91,216       263,584         American Home Products Corporation            10,127           5,359        15,486
 135,560          72,270       207,830         Amgen, Inc. *                                  8,159           4,350        12,509
  26,981          14,562        41,543         Applera Corporation - Applied
                                                  Biosystems                                    749             404         1,153
   6,772           3,533        10,305         Bard (C.R.), Inc.                                307             160           467
   6,865           3,902        10,767         Bausch & Lomb, Inc.                              313             178           491
  35,480          20,665        56,145         Baxter International, Inc.                     3,340           1,945         5,285
  34,435          16,704        51,139         Becton, Dickinson & Company                    1,216             590         1,806
  18,570          10,600        29,170         Biogen, Inc.*                                  1,176             671         1,847
  23,400          11,275        34,675         Biomet, Inc.                                     922             444         1,366
  54,014          28,259        82,273         Boston Scientific Corporation *                1,090             570         1,660
 256,781         135,122       391,903         Bristol-Meyers Squibb Company                 15,253           8,026        23,279
  24,528          11,000        35,528         Chiron Corporation *                           1,076             483         1,559
  74,048          38,620       112,668         Columbia/HCA Healthcare Corporation            2,982           1,555         4,537
 146,948          77,733       224,681         Eli Lilly & Company                           11,265           5,959        17,224
  23,060           9,400        32,460         Forest Laboratories Inc. *                     1,366             557         1,923
  39,996          21,412        61,408         Guidant Corporation                            1,799             963         2,762
  52,606          29,461        82,067         HEALTHSOUTH Corporation *                        678             380         1,058
  23,200          10,989        34,189         Humana, Inc. *                                   243             115           358
 178,750          96,889       275,639         Johnson & Johnson                             15,635           8,475        24,110
  22,127          11,100        33,227         King Pharmaceuticals Inc. *                      902             452         1,354
  14,300           7,267        21,567         Manor Care, Inc.*                                292             148           440
  27,584          15,200        42,784         MedImmune, Inc.*                                 990             545         1,535
 158,584          85,070       243,654         Medtronic, Inc.                                7,254           3,891        11,145
 301,344         160,096       461,440         Merck & Company, Inc.                         22,872          12,151        35,023
 825,965         434,126     1,260,091         Pfizer, Inc.                                  33,823          17,777        51,600
 170,410          87,438       257,848         Pharmacia Corporation                          8,584           4,404        12,988
  15,596           8,220        23,816         Quintiles Transnational Corporation*             294             155           449
 192,303         100,136       292,439         Schering-Plough                                7,025           3,658        10,683
  11,529           6,156        17,685         St. Jude Medical, Inc. *                         621             332           953
  25,750          14,000        39,750         Stryker Corporation                            1,345             732         2,077
  43,300          21,580        64,880         Tenet Healthcare Corporation *                 1,905             950         2,855
  41,749          22,904        64,653         UnitedHealth Group, Inc.                       2,474           1,357         3,831
  13,071           6,646        19,717         Watson Pharmaceuticals, Inc.*                    688             350         1,038
   6,894           4,907        11,801         Wellpoint Health Networks*                       657             468         1,125

                                                                                     ---------------   ------------- ------------
                                                                                            180,089          95,137       275,226
                                                                                     ---------------   ------------- ------------

                                               TECHNOLOGY - 19.7%
  13,259           7,472        20,731         Adaptec, Inc.*                                  115               65           180
 101,434          46,123       147,557         ADC Telecommunications, Inc.*                   862              392         1,254
  31,608          16,500        48,108         Adobe Systems Incorporated                    1,105              577         1,682
  41,520          18,298        59,818         Advanced Micro Devices, Inc. *                1,102              486         1,588

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                         Pro Forma
                                           Pro Forma                                                                     Combined
                                           Combined                                                                  (First American
                                        (First American                                First American    Firstar       Equity Index
   First American          Firstar        Equity Index                                 Equity Index    Equity Index         Fund)
 Equity Index Fund    Equity Index Fund      Fund)                                      Fund Market     Fund Market        Market
    Shares/Par          Shares/Par      Shares/Par (3)                                     Value           Value          Value(3)
-----------------    -----------------  ---------------                                 --------------  ------------  --------------
      59,440                28,795          88,235        Agilent Technologies,             1,827              885      2,712
                                                            Inc.*
      52,582                28,600          81,182        Altera Corporation*               1,127              613      1,740
      47,224                25,078          72,302        Analog Devices*                   1,711              909      2,620
      11,200                 5,146          16,346        Andrew Corporation *                161               74        235
     566,081               296,278         862,359        AOL Time Warner, Inc.            22,728           11,896     34,624
      42,942                22,868          65,810        Apple Computer, Inc. *              948              505      1,453
     106,625                56,056         162,681        Applied Materials, Inc. *         4,638            2,438      7,076
      38,988                21,300          60,288        Applied Micro Circuits              643              351        994
                                                            Corporation *
       7,857                 3,845          11,702        Autodesk, Inc.                      240              118        358
      82,676                43,711         126,387        Automatic Data Processing,        4,496            2,377      6,873
                                                            Inc.
      36,330                19,212          55,542        Avaya, Inc.*                        472              250        722
      32,312                17,290          49,602        BMC Software*                       695              372      1,067
      30,497                16,199          46,696        Broadcom Corporation*               881              468      1,349
      35,362                18,400          53,762        Broadvision Inc. *                  189               98        287
      24,315                11,861          36,176        Cabletron Systems *                 314              153        467
      20,100                10,114          30,214        Ceridian Corporation *              372              187        559
     941,308               491,142       1,432,450        Cisco Systems, Inc. *            14,884            7,766     22,650
      24,467                12,502          36,969        Citrix Systems, Inc.*               517              264        781
     222,624               120,369         342,993        COMPAQ Computer Corporation       4,052            2,191      6,243
      76,047                38,036         114,083        Computer Associates               2,068            1,035      3,103
                                                            International, Inc.
      20,729                11,849          32,578        Computer Sciences                   671              383      1,054
                                                            Corporation *
      48,036                26,011          74,047        Compuware Corporation*              468              254        722
      20,623                10,702          31,325        Comverse Technology, Inc.*        1,214              630      1,844
      31,573                13,900          45,473        Conexant Systems, Inc.*             282              124        406
     121,177                59,760         180,937        Corning, Inc.                     2,507            1,236      3,743
     338,248               183,665         521,913        Dell Computer Corporation *       8,689            4,718     13,407
      37,233                22,836          60,069        Eastman Kodak Company             1,485              911      2,396
      60,532                31,463          91,995        Electronic Data Systems           3,381            1,758      5,139
     286,592               147,130         433,722        EMC Corporation *                 8,426            4,326     12,752
      19,600                10,313          29,913        Equifax Inc.                        612              322        934
      51,718                27,253          78,971        First Data Corporation            3,088            1,627      4,715
      42,293                21,421          63,714        Gateway 2000, Inc.*                 711              360      1,071
      12,838                 6,434          19,272        Grainger (W.W.), Inc.               435              218        653
     258,635               138,744         397,379        Hewlett-Packard Company           8,088            4,339     12,427
     880,453               472,658       1,353,111        Intel Corporation                23,167           12,437     35,604
     228,068               123,255         351,323        International Business           21,936           11,855     33,791
                                                            Machines Corporation
      26,988                14,200          41,188        Intuit Inc. *                       749              394      1,143
      25,290                13,065          38,355        Jabil Circuit Inc. *                547              282        829
     169,167                87,532         256,699        JDS Uniphase Corporation*         3,119            1,614      4,733
      24,431                12,038          36,469        KLA-Tencor Corporation *            962              474      1,436
      15,580                 9,245          24,825        Lexmark International Group,        709              421      1,130
                                                            Inc.*
      40,774                22,900          63,674        Linear Technology                 1,674              940      2,614
                                                            Corporation
      41,911                21,198          63,109        LSI Logic Corp *                    659              333        992
     437,425               229,963         667,388        Lucent Technologies, Inc.         4,361            2,293      6,654
      36,326                19,600          55,926        Maxim Integrated Products,        1,511              815      2,326
                                                            Inc.*
       9,948                 5,500          15,448        Mercury Interactive                 417              230        647
                                                            Corporation*
      75,174                38,677         113,851        Micron Technology                 3,122            1,606      4,728
                                                            Incorporated
     697,088               362,706       1,059,794        Microsoft Corporation *          38,122           19,835     57,957
     286,329               152,390         438,719        Motorola, Inc.                    4,083            2,173      6,256
      23,866                11,495          35,361        National Semiconductor              638              307        945
                                                            Corporation *
      12,617                 6,805          19,422        NCR Corporation*                    492              266        758
      41,471                21,276          62,747        Network Appliance, Inc.*            697              358      1,055
     408,232               211,495         619,727        Nortel Networks Corporation       5,736            2,972      8,708
      42,823                24,513          67,336        Novell, Inc. *                      214              123        337
      18,718                 9,800          28,518        Novellus Systems, Inc.*             759              398      1,157
     732,235               387,096       1,119,331        Oracle Systems Corporation *     10,969            5,799     16,768
      74,281                35,958         110,239        Palm, Inc.*                         624              302        926
      35,823                18,617          54,440        Parametric Technology               325              169        494
                                                            Company *
      49,734                25,312          75,046        Paychex, Inc.*                    1,843              938      2,781
      37,585                18,969          56,554        Peoplesoft, Inc. *                  881              445      1,326
       5,486                 3,268           8,754        PerkinElmer, Inc.                   288              171        459
      11,285                 7,500          18,785        Qlogic Corporation *                254              169        423
      97,681                52,060         149,741        Qualcom, Inc.*                    5,531            2,948      8,479
      45,673                23,889          69,562        Raytheon Company                  1,342              702      2,044
      17,483                 9,203          26,686        Sabre Holding Corporation*          807              425      1,232
      16,005                 4,200          20,205        Sapient Corporation*                115               30        145
      21,060                10,382          31,442        Scientific-Atlanta, Inc.            876              432      1,308
      30,076                15,910          45,986        Seagate Technology, Inc. *            9                -          9
      56,297                27,600          83,897        Siebel Systems, Inc.*             1,531              751      2,282
      84,047                42,340         126,387        Solectron Corporation*            1,598              805      2,403
     421,529               219,026         640,555        Sun Microsystems, Inc. *          6,479            3,366      9,845
      19,240                11,100          30,340        Symbol Technologies Inc.            671              387      1,058
      11,799                 7,804          19,603        Tektronix, Inc.*                    322              213        535
      53,217                28,664          81,881        Tellabs, Inc. *                   2,165            1,166      3,331
      22,810                11,536          34,346        Teradyne, Inc.*                     753              381      1,134
     227,023               115,624         342,647        Texas Instruments, Inc.           7,033            3,582     10,615
      41,772                22,139          63,911        Unisys Corporation*                 585              310        895
      51,521                26,604          78,125        Veritas Software Corporation*     2,382            1,230      3,612
      23,404                13,000          36,404        Vitesse Semiconductor *             557              310        867

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                           Pro Forma
                                                                                                                           Combined
                                                                                                                            (First
                                          Pro Forma                                                                        American
                                           Combined                                                                         Equity
                                        (First American                                      First American    Firstar      Index
  First American          Firstar        Equity Index                                        Equity Index    Equity Index   Fund)
Equity Index Fund    Equity Index Fund      Fund)                                            Fund Market     Fund Market    Market
    Shares/Par          Shares/Par      Shares/Par (3)                                          Value           Value      Value(3)
-----------------    -----------------  ---------------                                      --------------  ------------  --------
      85,730                47,027         132,757           Xerox Corporation                       514            282          796
      43,404                22,812          66,216           Xilinx, Inc.*                         1,525            801        2,326
      73,280                37,772         111,052           Yahoo! Inc.*                          1,154            595        1,749
                                                                                             -----------      ---------    ---------
                                                                                                 271,011        142,508      413,519
                                                                                             -----------      ---------    ---------

                                                             TRANSPORTATION - 0.8%
      20,500                12,044          32,544           AMR Corporation *                       720            423        1,143
      53,610                30,911          84,521           Burlington Northern Santa Fe          1,629            939        2,568
      29,073                14,656          43,729           CSX Corporation                         980            494        1,474
      14,941                 9,673          24,614           Delta Air Lines, Inc.                   590            382          972
      38,331                20,363          58,694           FedEx Corporation*                    1,598            849        2,447
      51,215                25,658          76,873           Norfolk Southern Corporation            857            430        1,287
       8,200                 4,160          12,360           Ryder System, Inc.                      148             75          223
     101,237                51,730         152,967           Southwest Airlines Company            1,797            918        2,715
      31,145                17,575          48,720           Union Pacific Corporation             1,752            989        2,741
       9,071                 5,362          14,433           US Airways Group, Inc. *                322            190          512
                                                                                             -----------      ---------    ---------
                                                                                                  10,393          5,688       16,081
                                                                                             -----------      ---------    ---------

                                                                UTILITIES - 4.1%
      71,977                37,060         109,037           AES Corp*                             3,596          1,852        5,448
      14,550                 8,300          22,850           Allegheny Energy Inc.                   673            384        1,057
      18,277                 8,256          26,533           Ameren Corporation                      748            338        1,086
      42,816                21,436          64,252           American Electric Power               2,012          1,007        3,019
                                                               Company
      36,624                17,700          54,324           Calpine Corporation *                 2,017            975        2,992
      21,274                11,126          32,400           CINenergy Corporation                   714            373        1,087
      34,950                18,159          53,109           Citizen Communications                  442            230          672
                                                               Company *
      16,100                 7,952          24,052           CMS Energy Corporation                  476            235          711
      28,363                13,783          42,146           Consolidated Edison Company           1,052            511        1,563
                                                               of New York, Inc.
      21,200                11,233          32,433           Constellation Energy Group              935            495        1,430
      29,124                15,982          45,106           Dominion Resources, Inc.              1,878          1,030        2,908
      20,100                10,218          30,318           DTE Energy Company                      800            407        1,207
      94,886                51,190         146,076           Duke Power Company                    4,055          2,188        6,243
      41,886                20,100          61,986           Dynegy Inc. - Class A                 2,137          1,025        3,162
      42,768                23,819          66,587           Edison International                    541            301          842
      64,811                34,294          99,105           El Paso Energy Corporation            4,232          2,239        6,471
      97,381                51,678         149,059           Enron Corporation                     5,658          3,002        8,660
      29,809                16,568          46,377           Entergy Corporation                   1,133            630        1,763
      41,799                22,207          64,006           Exelon Corporation                    2,742          1,457        4,199
      29,551                16,200          45,751           FirstEnergy Corp.                       825            452        1,277
      21,216                13,322          34,538           FPL Group, Inc.                       1,301            817        2,118
      15,980                 8,717          24,697           General Public Utilities                519            283          802
                                                               Corporation
      18,131                 1,200          19,331           Keyspan Corporation                     691             46          737
      15,060                 7,600          22,660           Kinder Morgan Inc.                      801            404        1,205
      21,452                13,290          34,742           Niagara Mohawk Power                    363            225          588
                                                               Corporation *
       6,500                 3,753          10,253           NICOR, Inc.                             242            140          382
      22,081                12,900          34,981           NiSource Inc.                           687            401        1,088
       4,300                   287           4,587           Oneok Inc.                              176             12          188
      50,579                26,505          77,084           P G & E Corporation                     630            330          960
       4,900                 2,518           7,418           Peoples Energy Corporation              190             98          288
      11,800                 6,100          17,900           Pinnacle West Capital                   541            280          821
                                                               Corporation
      19,612                10,813          30,425           PP&L Resources, Inc.                    862            475        1,337
                             7,576           7,576           Progress Energy Inc - CVO *                              -            -
      27,079                14,342          41,421           Progress Energy Inc.                  1,166            618        1,784
      29,299                15,074          44,373           Public Service Enterprises            1,265            651        1,916
                                                               Group, Inc.
      39,159                20,399          59,558           Reliant Energy, Inc.                  1,772            923        2,695
      28,300                16,239          44,539           Sempra Energy                           659            378        1,037
      89,478                45,701         135,179           Southern Company                      3,140          1,604        4,744
      62,924                30,732          93,656           The Williams Companies, Inc.          2,696          1,317        4,013
      34,209                19,080          53,289           TXU Corporation                       1,414            788        2,202
      45,554                22,475          68,029           Xcel Energy, Inc.                     1,372            677        2,049
                                                                                             -----------      ---------    ---------
                                                                                                  57,153         29,598       86,751
                                                                                             -----------      ---------    ---------

                                                             TOTAL COMMON STOCKS
                                                             (Cost $974,532, $472,643
                                                               and $1,447,175)                 1,355,579        714,414    2,069,993
                                                                                             -----------      ---------    ---------

                                                             U.S. TREASURIES - 0.2%
                                                             U.S. Treasury Bill, 4.02%,
     $ 2,000                               $ 2,000             06/21/2001(2)                       1,982                       1,982
                                                             U.S. Treasury Bill,
                             1,500           1,500             5.85%, 05/03/2001                                  1,493        1,493
                                                                                             -----------      ---------    ---------

                                                             TOTAL U.S. TREASURIES
                                                             (Cost $1,980, $1,493
                                                               and $3,473)                         1,982          1,493        3,475
                                                                                             -----------      ---------    ---------

                                                             INVESTMENT COMPANIES - 1.3%
                                                             First American Prime
  24,779,194             1,990,998      26,770,192             Obligations  (1)                   24,779          1,991       26,770
                                                                                             -----------      ---------    ---------

                                                             TOTAL INVESTMENT COMPANIES
                                                             (Cost $24,779, $1,991
                                                               and $26,770)                       24,779          1,991       26,770
                                                                                             -----------      ---------    ---------

FIRST AMERICAN EQUITY INDEX FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN EQUITY INDEX FUND AND FIRSTAR EQUITY INDEX FUND
MARCH 31, 2001
(DOLLAR AMOUNTS IN THOUSANDS)
(UNAUDITED)

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                           Pro Forma
                                                                                                                           Combined
                                                                                                                            (First
                                          Pro Forma                                                                        American
                                           Combined                                                                         Equity
                                        (First American                                      First American    Firstar      Index
  First American          Firstar        Equity Index                                        Equity Index    Equity Index   Fund)
Equity Index Fund    Equity Index Fund      Fund)                                            Fund Market     Fund Market    Market
    Shares/Par          Shares/Par      Shares/Par (3)                                          Value           Value      Value(3)
-----------------    -----------------  ---------------                                     --------------  ------------  ----------
                                                             TOTAL INVESTMENTS  - 100.2%     $ 1,382,340     $ 717,898    $2,100,238
                                                             (Cost $1,001,291, $476,127      ===========     =========    ==========
                                                               and $1,477,418)

             * Non-income producing

           (1) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

           (2) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

           (3) Management does not anticipate having to sell any securities as a result of the merger.

               ADR - American Depository Receipt
               Cl - Class
               FHLMC - Federal Home Loan Mortgage Corporation

               See Notes to Pro Forma Financial Statements

 FIRST AMERICAN INTERNATIONAL FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN INTERNATIONAL FUND, FIRSTAR INTERNATIONAL VALUE FUND AND
   FIRSTAR INTERNATIONAL GROWTH FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                             Pro Forma                                                                    (First
   First                                     Combined                                                                    American
  American      Firstar       Firstar     (First American                      First         Firstar       Firstar     International
International International International  International                      American    International International      Fund)
   Fund       Growth Fund    Value Fund        Fund)                         Fund Market   Growth Fund   Value Fund       Market
 Shares/Par    Shares/Par    Shares/Par   Shares/Par(2)(3)                      Value     Market Value  Market Value    Value(2)(3)
------------- ------------- ------------- ----------------                  ------------- ------------- -------------  -------------
                                                         FOREIGN STOCKS
                                                            - 95.4%
                                                         AUSTRALIA - 3.8%
  526,800                                     526,800    Australia and New  $    3,545     $             $             $   3,545
                                                           Zealand Banking
                                                           Group
    4,950                                       4,950    Brambles                  106                                       106
                                                           Industries
                   645,840                    645,840    BRL Hardy Limited                      3,071                      3,071
  849,704                                     849,704    Broken Hill             8,132                                     8,132
                                                           Proprietary
  508,000                                     508,000    Commonwealth            7,094                                     7,094
                                                           Bank of
                                                           Australia
                 1,426,485                  1,426,485    ERG Limited                              954                        954
                   167,615                    167,615    Macquarie Bank                         2,261                      2,261
                                                           Limited
   16,030                                      16,030    National                  224                                       224
                                                           Australia Bank
                 1,115,000                  1,115,000    Oil Search                               700                        700
                                                           Limited *
    5,351                                       5,351    OneSteel                    2                                         2
                                                           Limited *
                   605,280                    605,280    ResMed Inc. *                          2,454                      2,454
   14,125                                      14,125    Santos                     46                                        46
1,186,262                                   1,186,262    Westpac Banking         7,328                                     7,328
                                                                            ----------     ----------    ----------    ---------
                                                                                26,477          9,440             -       35,917
                                                                            ----------     ----------    ----------    ---------

                                                         BELGIUM - 0.1%
                                    17,000     17,000    Fortis (B)                  -              -           447          447
                                                                            ----------     ----------    ----------    ---------

                                                         BERMUDA - 0.1%
                                    10,000     10,000    XL Capital Ltd.             -              -           761          761
                                                           - Class A
                                                                            ----------     ----------    ----------    ---------

                                                         CANADA - 0.8%
    2,052                                       2,052    Alcan                      74                                        74
   67,100                                      67,100    Canadian Imperial       2,122                                     2,122
                                                           Bank of
                                                           Commerce
  225,900                                     225,900    Toronto-Dominion        5,667                                     5,667
                                                           Bank
                                                                            ----------     ----------    ----------    ---------
                                                                                 7,863              -             -        7,863
                                                                            ----------     ----------    ----------    ---------

                                                         CROATIA - 0.0%
                                    25,000     25,000    Pliva d.d. 144A             -              -           265          265
                                                           GDR **
                                                                            ----------     ----------    ----------    ---------

                                                         DENMARK  - 1.2%
                    58,240                     58,240    Carlsberg A/S                          2,654                      2,654
      562                                         562    Carlsberg, Cl A            24                                        24
       36                                          36    Carlsberg, Cl B             2                                         2
    1,429                                       1,429    Danisco                    42                                        42
    3,990                                       3,990    Danske Bank                63                                        63
   44,111                                      44,111    Novo-Nordisk,           8,979                                     8,979
                                                           Cl B
                                                                            ----------     ----------    ----------    ---------
                                                                                 9,110          2,654             -       11,764
                                                                            ----------     ----------    ----------    ---------


                                                         FINLAND - 0.3%
                                         1          1    Instrumentarium                                          -            -
                                                           Corporation
      700                                         700    Kone, Cl B                 44                                        44
                                    50,000     50,000    Metso OYJ                                              446          446
   89,600                                      89,600    Nokia                   2,155                                     2,155
    1,350                                       1,350    Sampo Insurance,           64                                        64
                                                           Cl A
                                    18,000     18,000    Tietoenator Oyj                                        438          438
                                                                            ----------     ----------    ----------    ---------
                                                                                 2,263              -           884        3,147
                                                                            ----------     ----------    ----------    ---------

                                                         FRANCE - 12.5%
  124,100                                     124,100    Accor                   4,668                                     4,668
   12,210           53,800                     66,010    Alcatel                   370          1,629                      1,999
  422,300           50,600          30,000    502,900    Alstom                 11,629          1,393           826       13,848
                    45,500                     45,500    Assurances
                                                           Generales
                                                           de France                            2,687                      2,687
                    14,400                     14,400    Atos Origin *                          1,009                      1,009
  253,784           41,126                    294,910    Aventis SA             19,720          3,196                     22,916
   59,519                                      59,519    Axa                     6,624                                     6,624
    5,139                                       5,139    BNP Paribas               433                                       433
                     6,930                      6,930    Castorama Dubois                       1,514                      1,514
                    13,250           5,200     18,450    Compagnie
                                                           de Saint
                                                           Gobain                               1,915           751        2,666
   46,194                                      46,194    Groupe Danone           5,872                                     5,872
   99,070                                      99,070    L'Oreal                 6,735                                     6,735
   87,100                                      87,100    Michelin, Cl B          2,840                                     2,840
                   284,100                    284,100    Orange SA *                            2,436                      2,436
                                    14,000     14,000    Pechiney SA                                            606          606
  161,372                                     161,372    Sanofi-                 9,016                                     9,016
                                                           Synthelabo
                    23,000                     23,000    Schneider                              1,342                      1,342
                                                           Electric SA
    5,028                                       5,028    Societe                   311                                       311
                                                           Generale
  167,825                                     167,825    STMicro-                5,860                                     5,860
                                                           electronics
    2,035                                       2,035    Thomson CSF                86                                        86
  118,669                                     118,669    Total Fina Elf         16,103                                    16,103
                    17,787           7,600     25,387    Total Fina ELF                         2,414         1,031        3,445
                                                           SA, Class B
                                    45,000     45,000    Usinor SA                                              553          553
                    65,040                     65,040    Vivendi                                2,855                      2,855
                                                           Environnement*
                    18,000                     18,000    Vivendi                                1,095                      1,095
                                                           Universal SA
                                                                            ----------     ----------    ----------    ---------
                                                                                90,267         23,485         3,767      117,519
                                                                            ----------     ----------    ----------    ---------

                                                         GERMANY - 9.7%
                                    10,000     10,000    Adidas-Salomon                                         544          544
                                                           AG
   25,600            7,830                     33,430    Allianz,                7,479          2,287                      9,766
                                                           Registered
  212,500                           16,300    228,800    BASF                    8,416                          646        9,062
  252,900                                     252,900    Bayer                  10,709                                    10,709
                                     9,787      9,787    Bayerische
                                                           Hypo-Und
                                                           Vereinsbank AG                                       527          527
  100,100                                     100,100    Bayerische              3,097                                     3,097
                                                           Motoren Werke
    1,550                                       1,550    Beiersdorf                164                                       164
  177,600                                     177,600    Deutsche Bank,         13,580                                    13,580
                                                          Registered

 FIRST AMERICAN INTERNATIONAL FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN INTERNATIONAL FUND, FIRSTAR INTERNATIONAL VALUE FUND AND
   FIRSTAR INTERNATIONAL GROWTH FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)


                                                                                                                         Pro Forma
                                                                                                                         Combined
                                             Pro Forma                                                                    (First
   First                                     Combined                                                                    American
  American      Firstar       Firstar     (First American                      First         Firstar       Firstar     International
International International International  International                      American    International International      Fund)
   Fund       Growth Fund    Value Fund        Fund)                         Fund Market   Growth Fund   Value Fund       Market
 Shares/Par    Shares/Par    Shares/Par   Shares/Par(2)(3)                      Value     Market Value  Market Value    Value(2)(3)
------------- ------------- ------------- ----------------                   -----------  ------------- -------------  -------------
  187,900                                      187,900 Deutsche Lufthansa,
                                                        Registered                  3,538                                    3,538
                 128,000                       128,000 Deutsche Post AG *                         2,257                      2,257
                  53,600                        53,600 Deutsche Telekom AG                        1,265                      1,265
  119,700                                      119,700 Desdner Bank,
                                                        Registered                  5,418                                    5,418
                               15,600           15,600 E.On AG                                                     745         745
                  31,960                        31,960 Fresenius Medical
                                                        Care AG                                   2,163                      2,163
                  34,680                        34,680 Henkel KGaA-Vorzug                         2,054                      2,054
   40,100                                       40,100 HypoVereinsbank              2,180                                    2,180
                  70,600                        70,600 Kamps AG                                     874                        874
                               15,000           15,000 Linde AG                                                    634         634
                  19,550                        19,550 Marschollek
                                                        Lautenshlaeger
                                                        und Partner AG                            1,962                      1,962
    2,800                                        2,800 Merck                          106                                      106
   28,700                                       28,700 Muenchener
                                                        Rueckversicher,
                                                        Registered                                8,601                      8,601
    5,330                                        5,330 Rwe                            192                                      192
                                5,900            5,900 SAP AG                                                      679         679
   95,650         31,000                       126,650 Schering AG                  4,659         1,510                      6,169
    7,020                                        7,020 Siemens                        726                                      726
    8,872                                        8,872 VEBA                           424                                      424
   71,000                      16,000           87,000 Volkswagen AG                3,264                          736       4,000
                                                                               ----------    ----------     ----------    --------
                                                                                   72,553        14,372          4,511      91,436
                                                                               ----------    ----------     ----------    --------

                                                       GREAT
                                                        BRITAIN - 18.7%
    6,653                                        6,653 3I Group                       106                                      106
                  81,000                        81,000 Abbey National PLC                         1,294                      1,294
                  83,000                        83,000 Allied Domecq PLC                            492                        492
  217,562                                      217,562 Amvescap                     3,170                                    3,170
   33,400                                       33,400 Anglo American               1,904                                    1,904
  227,054          6,600                       233,654 AstraZeneca PLC             10,846           314                     11,160
  436,217                                      436,217 Barclays                    13,613                                   13,613
   41,357                                       41,357 BG Group                       162                                      162
  228,600                                      228,600 BOC Group                    3,114                                    3,114
  204,300                      99,000          303,300 Boots                        1,821                          882       2,703
  287,532                                      287,532 BP Amoco                     2,379                                    2,379
                              100,845          100,845 British Airways PLC                                         452         452
                              100,650          100,650 British
                                                        Telecommunications
                                                        PLC                                                        730         730
  699,600         92,100                       791,700 Cadbury Schweppes            4,476           589                      5,065
                 155,245                       155,245 Celltech Group PLC*                        2,671                      2,671
   13,897        180,700                       194,597 CGNU                           192         2,491                      2,683
  654,163                                      654,163 Diageo                       6,575                                    6,575
                 244,811                       244,811 Dixons Group PLC                             969                        969
    9,618        192,000                       201,618 Electrocomponents               75         1,496                      1,571
1,121,942         80,681       44,000        1,246,623 GlaxoSmithKline *           29,365         2,112          1,152      32,629
  415,600                                      415,600 Hanson                       2,403                                    2,403
  354,494                                      354,494 HSBC Holdings                4,254                                    4,254
1,344,400                                    1,344,400 HSBC Holdings (HKD)         15,858                                   15,858
   26,064                                       26,064 J Sainsbury                    143                                      143
    4,897                                        4,897 Johnson Matthey                 66                                       66
  978,100                                      978,100 Kingfisher                   6,327                                    6,327
   41,357                                       41,357 Lattice Group*                  80                                       80
                 138,900      108,000          246,900 Lloyds TSB Group PLC                       1,366          1,062       2,428
    4,777                                        4,777 Logica                          67                                       67
1,178,800                                    1,178,800 Marks and Spencer            4,458                                    4,458
                 186,250                       186,250 Misys PLC                                  1,335                      1,335
   16,779                                       16,779 National Grid Group            130                                      130
                 219,200                       219,200 Next PLC                                   2,761                      2,761
   10,428                      99,000          109,428 Nycomed Amersham                73                          691         764
  325,700        194,830                       520,530 Reckitt Benckiser            4,158         2,488                      6,646
  271,500                                      271,500 Reed International           2,521                                    2,521
   17,636                                       17,636 Reuters Group                  214                                      214
  891,200                     275,151        1,166,351 Rolls-Royce *                2,768                          855       3,623
                               21,900           21,900 Royal Bank of
                                                        Scotland Group
                                                        PLC - V                                                     27          27
   30,592                      34,057           64,649 Royal Bank of Scotland
                                                        Group                         695                          774       1,469
    4,178                                        4,178 Schroders                       63                                       63
                 304,000                       304,000 Scottish & Southern
                                                        Energy PLC                                2,686                      2,686
    6,532                                        6,532 Sema Group                      52                                       52
                 250,100                       250,100 Shell Transport &
                                                        Trading Company PLC                       1,934                      1,934
  334,600                                      334,600 Smith and Nephew             1,460                                    1,460
                               50,381           50,381 Standard Chartered PLC                                      610         610
1,762,563        664,850                     2,427,413 Tesco                        6,290         2,373                      8,663
                               75,000           75,000 The Great Universal
                                                        Stores PLC                                                 528         528
                       1                             1 Trinity Mirror PLC                             -                          -
   33,972                     120,000          153,972 Unilever                       245                          866       1,111
2,986,200        680,595                     3,666,795 Vodafone AirTouch            8,194         1,868                     10,062
                                                                               ----------    ----------     ----------    --------
                                                                                  138,317        29,239          8,629     176,185
                                                                               ----------    ----------     ----------    --------

                                                       GREECE - 0.0%
                               20,000           20,000 Hellenic
                                                        Telecommunications
                                                        Organization SA                 -             -            268         268
                                                                               ----------    ----------     ----------    --------

                                                       HONG KONG - 4.5%
  450,000                                      450,000 Cheung Kong Holdings         4,717                                    4,717
                 247,000       80,000          327,000 China Mobile
                                                        (Hong Kong)
                                                        Limited*                                  1,083            352       1,435
                 988,000                       988,000 China Resources
                                                        Enterprise
                                                        Limited                                   1,311                      1,311
  317,700        107,400                       425,100 Hang Seng Bank
                                                        Limited                     3,686         1,250                      4,936
1,100,000                                    1,100,000 Henderson Land
                                                        Development                 5,599                                    5,599
                               54,390           54,390 HSBC Holdings PLC                                           641         641
                  91,000       44,500          135,500 Hutchison Whampoa
                                                        Limited                                     951            466       1,417
                              142,000          142,000 Peregrine Investments
                                                        Holdings Limited                                             -           -

 FIRST AMERICAN INTERNATIONAL FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN INTERNATIONAL FUND, FIRSTAR INTERNATIONAL VALUE FUND AND
   FIRSTAR INTERNATIONAL GROWTH FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                          Pro Forma                                                                        Pro Forma
                                          Combined                                                                         Combined
                                           (First                                                                           (First
                                          American                                                                         American
                                           Inter-                                                                           Inter-
    First                                 national                                   First                                 national
   American      Firstar       Firstar      Fund)                                  American       Firstar       Firstar      Fund)
International International International  Shares/                               International International International  Market
    Fund       Growth Fund    Value Fund     Par                                      Fund      Growth Fund   Value Fund     Value
  Shares/Par   Shares/Par     Shares/Par   (2)(3)                                 Market Value Market Value  Market Value   (2)(3)
------------- ------------- ------------- --------                               ------------- ------------- ------------- ---------
                               250,000      250,000 SmarTone Telecommunications
                                                     Limited                                                           313       313
   1,825,000                              1,825,000 Sun Hung Kai Properties             17,433                                17,433
   1,223,000        647,000               1,870,000 Wharf Holdings                       3,207         1,692                   4,899
                                                                                    ----------    ----------    ---------- ---------
                                                                                        34,642         6,287         1,772    42,701
                                                                                    ----------    ----------    ---------- ---------

                                                    HUNGARY - 0.0%
                                14,000       14,000 Matav RT-Sponsored ADR                   -             -           204       204
                                                                                    ----------    ----------    ---------- ---------

                                                    INDIA - 0.0%
                                 3,700        3,700 Infosys Technologies
                                                     Limited                                 -             -           242       242
                                                                                    ----------    ----------    ---------- ---------

                                                    IRELAND - 3.3%
      55,400                                 55,400 Allied Irish Bank                      558                                   558
     216,632                                216,632 Allied Irish Banks                   2,198                                 2,198
     722,900                    70,000      792,900 Bank of Ireland                      6,058                         582     6,640
     271,952                                271,952 CRH                                  4,193                                 4,193
      67,988                                 67,988 CRH PLC F/P Temp Shares              1,040                                 1,040
     303,200                                303,200 Elan ADR*                           15,842                                15,842
       5,087         66,100                  71,187 Irish Life &
                                                     Permanent PLC                          56           725                     781
       4,102                                  4,102 Kerry Group                             45                                    45
                                                                                    ----------    ----------    ---------- ---------
                                                                                        29,990           725           582    31,297
                                                                                    ----------    ----------    ---------- ---------

                                                    ITALY - 2.5%
     577,500                                577,500 Alleanza Assicurazioni               7,254                                 7,254
     131,394         74,400                 205,794 Assicurazioni Generali               4,158         2,355                   6,513
                    229,750                 229,750 Autogrill SpA                                      2,478                   2,478
                               347,000      347,000 Banca Nazionale del
                                                     Lavoro                                                          1,089     1,089
                    554,300    135,000      689,300 ENI SpA                                            3,626           883     4,509
       7,000                                  7,000 Italgas                                 61                                    61
       8,000                                  8,000 Mediobanca                              73                                    73
      67,262                                 67,262 Montedison                             157                                   157
      40,900                   450,000      490,900 Parmalat Finanziaria                    58                         636       694
      31,000                                 31,000 Pirelli                                102                                   102
      10,380                                 10,380 Riunione Adriatica di
                                                     Sicurta                               128                                   128
      17,247                                 17,247 San Paolo-IMI                          233                                   233
                                                                                    ----------    ----------    ---------- ---------
                                                                                        12,224         8,459         2,608    23,291
                                                                                    ----------    ----------    ---------- ---------

                                                    JAPAN - 9.9%
                               130,000      130,000 Asahi Chemical
                                                     Industry, Ltd.                                                    564       564
      16,000                                 16,000 Asahi Glass                            112                                   112
                     19,700                  19,700 Avex, Inc.                                         1,297                   1,297
      11,000                                 11,000 Canon                                  399                                   399
       5,000                                  5,000 Chugai Pharmaceutical                   76                                    76
       1,000                                  1,000 Citizen Watch                            7                                     7
                     15,700                  15,700 C TWO-NETWORK Company,
                                                     Limited                                             902                     902
       7,000         45,000     18,000       70,000 Daiichi Pharmaceutical
                                                     Co., Ltd.                             161         1,038           415     1,614
                    129,000                 129,000 Daiwa Securities Co.
                                                     Limited                                           1,222                   1,222
       5,000                                  5,000 Eisai                                  124                                   124
                     33,100                  33,100 ENPLAS CORPORATION                                   753                     753
                      9,100                   9,100 FANUC LTD                                            513                     513
                     10,400                  10,400 Fast Retailing Company
                                                     Limited                                           1,726                   1,726
                     62,000                  62,000 Fuji Heavy Industries LTD                            413                     413
     265,000         16,000                 281,000 Fuji Photo Film                      9,812           592                  10,404
                        114                     114 Fuji Television
                                                     Network, Inc.                                       798                     798
       8,000         69,000                  77,000 Furukawa Electric                       83           716                     799
                                83,000       83,000 Hitachi Ltd.                                                       711       711
                     15,200                  15,200 Hogy Medical Company                                 740                     740
     481,000                    16,000      497,000 Honda Motor                         19,651                         654    20,305
                    220,000                 220,000 Japan Radio                                        1,413                   1,413
     152,000                                152,000 Kao                                  3,833                                 3,833
                     78,300                  78,300 KOA Corporation                                    1,156                   1,156
                     12,600                  12,600 KONAMI Corporation                                   594                     594
                     32,100                  32,100 KOSE Corporation                                   1,104                   1,104
                                 7,200        7,200 Mabuchi Motor Co., LTD                                             698       698
      24,000                    28,000       52,000 Matsushita Electric
                                                     Industrial                            434                         506       940
                     25,600                  25,600 Meitec Corporation                                   909                     909
      11,000                                 11,000 Mitsui Fudosan Real Estate             106                                   106
                                   104          104 Mizuho Holdings, Inc.                                              585       585
                                34,000       34,000 NEC Corporation                                                    542       542
       8,000        110,000                 118,000 NGK Insulators                          89         1,229                   1,318
       4,000                                  4,000 NGK Spark Plug                          48                                    48
                         49                      49 NTT Mobile Communications
                                                     Network, Inc.                                       852                     852
                                30,000       30,000 Nihon Unisys, Ltd.                                                 219       219
      22,700          7,300                  30,000 Nintendo                             3,715         1,195                   4,910
                    185,000                 185,000 NIPPON CHEMI-CON CORPORATION                       1,033                   1,033
         925                                    925 Nippon Mitsubishi Oil                    5                                     5
       7,000                                  7,000 Nippon Sheet Glass                      68                                    68
                        160                     160 Nippon Telegraph & Telephone
                                                     Corporation                                       1,021                   1,021
      21,000                                 21,000 Nippon Yusen Kabushik Kaisha            82                                    82
                    236,000                 236,000 NISSAN Motor Co., LTD *                            1,488                   1,488
      23,000                                 23,000 Nomura Securities                      413                                   413
                    172,000                 172,000 Noritake Co. LTD                                     926                     926
      72,000                                 72,000 Olympus Optical                      1,035                                 1,035
                     15,700     10,000       25,700 Promise Co. LTD.                                   1,178           750     1,928
                    185,000                 185,000 Sakura Bank Limited                                  849                     849
                                35,000       35,000 Sankyo Company, Ltd.                                               686       686
      25,000         91,000                 116,000 Sanyo Electric                         152           555                     707

 FIRST AMERICAN INTERNATIONAL FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN INTERNATIONAL FUND, FIRSTAR INTERNATIONAL VALUE FUND AND
   FIRSTAR INTERNATIONAL GROWTH FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                           Pro Forma                                                                       Pro Forma
                                           Combined                                                                        Combined
                                            (First                                                                          (First
                                           American                                                                        American
                                            Inter-                                                                          Inter-
    First                                  national                                  First                                 national
   American      Firstar       Firstar       Fund)                                 American       Firstar       Firstar      Fund)
International International International   Shares/                              International International International  Market
    Fund       Growth Fund    Value Fund     Par                                      Fund      Growth Fund   Value Fund     Value
  Shares/Par   Shares/Par    Shares/Par    (2)(3)                                 Market Value Market Value  Market Value   (2)(3)
------------- ------------- ------------- ---------                              ------------- ------------- ------------- ---------

     160,000                              160,000   Sharp                              2,038                                   2,038
                                12,200     12,200   SONY Corporation                                                 866         866
      67,000                   100,000    167,000   Sumitomo Bank                        599                         576       1,175
     386,000                              386,000   Sumitomo Chemical                  1,870                                   1,870
       9,000                                9,000   Sumitomo Electric
                                                     Industries                          104                                     104
                  8,400                     8,400   TAIYO INK Manufacturing
                                                     Co., LTD                                           351                      351
      50,800                               50,800   Takeda Chemical Industries         2,452                                   2,452
                                 5,000      5,000   TDK Corporation                                                  329         329
          70                                   70   Toho                                   8                                       8
                 33,000                    33,000   TOKYO BROADCASTING SYSTEM,
                                                     INC.                                               787                      787
     302,600                              302,600   Tokyo Electric Power               6,737                                   6,737
      17,000                               17,000   Tokyu                                 74                                      74
                 20,000                    20,000   Tohoku Pioneer Corporation                          814                      814
                 13,500                    13,500   Toys "R" Us-Japan, Limited                        1,271                    1,271
                 11,200                    11,200   Yamada Denki                                        777                      777
       5,000                                5,000   Yamanouchi Pharmaceutical            172                                     172
       7,000                                7,000   Yokogawa Electric                     61                                      61
                                                                                  ----------     ----------   ----------   ---------
                                                                                      54,520         30,212        8,101      92,833
                                                                                  ----------     ----------   ----------   ---------

                                                    KOREA - 0.1%
                                43,000     43,000   Kookmin Bank-144A
                                                     Sponsored GDR                                                   439         439
                                 5,400      5,400   Samsung Electronics GDR                                          462         462
                                                                                  ----------     ----------   ----------   ---------
                                                                                           -              -          901         901
                                                                                  ----------     ----------   ----------   ---------

                                                    MALAYSIA - 0.0%
       3,325                                3,325   Silverstone*                           -                                       -
                                                                                  ----------     ----------   ----------   ---------

                                                    MEXICO - 0.5%
     111,800     25,500          9,500    146,800   Telefonos de Mexico ADR            3,526            804          300       4,630
                                10,000     10,000   Grupo Televisa SA                                                334         334
                                                                                  ----------     ----------   ----------   ---------
                                                                                       3,526            804          634       4,964
                                                                                  ----------     ----------   ----------   ---------

                                                    NETHERLANDS - 13.5%
     456,276                    48,434    504,710   ABN AMRO Holding                   8,361                         888       9,249
      99,612                               99,612   Aegon                              2,938                                   2,938
     217,303                              217,303   Ahold                              6,758                                   6,758
     303,668     43,700                   347,368   Akzo Nobel                        12,606          1,814                   14,420
     708,400     98,900                   807,300   ASM Lithography Holding*          15,781          2,203                   17,984
       9,805    157,800                   167,605   Elsevier                             127          2,045                    2,172
                 13,400                    13,400   Gucci Group NV,
                                                     Sponsored ADR                                    1,121                    1,121
     297,014                              297,014   Heineken                          15,570                                  15,570
     259,815                    10,104    269,919   ING Groep                         16,996                         661      17,657
                 54,155                    54,155   Jomed NV*                                         2,167                    2,167
                                75,118     75,118   Koninklijke KPN NV                                               734         734
      15,787     67,658                    83,445   Philips Electronics                  434          1,860                    2,294
     486,770                              486,770   Royal Dutch Petroleum             27,105                                  27,105
                 11,200                    11,200   TNT Post Group NV                                   234                      234
      71,538                               71,538   Unilever                           3,801                                   3,801
      98,800                    27,000    125,800   Wolters Kluwer                     2,488                         680       3,168
                                                                                  ----------     ----------   ----------   ---------
                                                                                     112,965         11,444        2,963     127,372
                                                                                  ----------     ----------   ----------   ---------

                                                    NORWAY - 0.8%
     159,050                              159,050   Norsk Hydro                        6,530                                   6,530
       5,000                                5,000   Orkla, Cl A                           88                                      88
                                91,000     91,000   Petroleum Geo
                                                     Services ASA                          -                         784         784
                                                                                  ----------     ----------   ----------   ---------
                                                                                       6,618              -          784       7,402
                                                                                  ----------     ----------   ----------   ---------

                                                    PORTUGAL - 0.2%
                168,800                   168,800   Portugal Telecom
                                                     SGPS, SA                                         1,447                    1,447
                                                                                  ----------     ----------   ----------   ---------

                                                    RUSSIA - 0.1%
                                12,600     12,600   Lukoil Holding ADR                                               469         469
                                                                                  ----------     ----------   ----------   ---------

                                                    SINGAPORE - 0.8%
                282,000                   282,000   Capitaland Limited *                                320                      320
     239,700                              239,700   City Developments                    783                                     783
                 98,840                    98,840   Datacraft Asia Limited                              481                      481
                885,000                   885,000   Singapore Telecommunications
                                                     Limited                                            931                      931
     503,280    143,000                   646,280   United Overseas Bank               3,540          1,006                    4,546
                                                                                  ----------     ----------   ----------   ---------
                                                                                       4,323          2,738            -       7,061
                                                                                  ----------     ----------   ----------   ---------

                                                    SLOVAK REPUBLIC - 0.0%
                                32,400     32,400   Slovakofarma 144A GDR **                                          48          48
                                                                                  ----------     ----------   ----------   ---------

                                                    SPAIN - 1.4%
      35,972                               35,972   Banco Bilbao Vizcaya
                                                     Argentaria*                         491                                     491
      49,777    260,000                   309,777   Banco Santander Central
                                                     Hispano                             455          2,379                    2,834
                    202                       202   Centros Comerciales
                                                     Carrefour SA                                         3                        3
                128,400                   128,400   Grupo Dragados SA                                 1,599                    1,599
      11,843                    55,000     66,843   Iberdrola                            168                         782         950
                199,500                   199,500   Indra Sistemas SA                                 1,843                    1,843
                147,700                   147,700   NH Hoteles SA                                     1,825                    1,825
                151,080        111,000    262,080   Telefonica SA                                     2,431          849       3,280
         404                                  404   Zardoya Otis                           4                                       4
                                                                                  ----------     ----------   ----------   ---------
                                                                                       1,118         10,080        1,631      12,829
                                                                                  ----------     ----------   ----------   ---------

                                                    SWEDEN - 1.1%

 FIRST AMERICAN INTERNATIONAL FUND
 PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
 FIRST AMERICAN INTERNATIONAL FUND, FIRSTAR INTERNATIONAL VALUE FUND AND
   FIRSTAR INTERNATIONAL GROWTH FUND
 MARCH 31, 2001
 (DOLLAR AMOUNTS IN THOUSANDS)
 (UNAUDITED)

 (PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

                                                                                                                          Pro Forma
                                               Pro Forma                                                                  Combined
                                               Combined                                                                    (First
                                                (First                                                                    American
    First                                      American                          First                                     Inter-
   American      Firstar         Firstar     International                      American      Firstar       Firstar       national
International  International  International      Fund)                        International International International     Fund)
    Fund       Growth Fund     Value Fund     Shares/Par                          Fund       Growth Fund    Value Fund  Market Value
 Shares/Par     Shares/Par      Shares/Par      (2)(3)                         Market Value  Market Value  Market Value    (2)(3)
------------- -------------- --------------- -------------                    ------------- ------------- -------------- ----------

                                   7,956          7,956     ABB Ltd. *                                             577        577
      3,133                                       3,133     AstraZeneca               149                                     149
                                  30,000         30,000     Atlas Copco AB                                         485        485
                                                             - Class B
                                  50,000         50,000     Electrolux AB                                          664        664
    119,000                                     119,000     Hennes and              1,684                                   1,684
                                                             Mauritz, Cl B
    334,600                                     334,600     Investor, Cl B          4,069                                   4,069
                                  64,345         64,345     Nordea AB                                              393        393
    139,700                                     139,700     Securitas, Cl B         2,342                                   2,342
     11,253                                      11,253     Svenska
                                                             Handlesbanken,           162                                     162
                                                             Cl A
                                                                                 --------      --------       --------    -------
                                                                                    8,406             -          2,119     10,525
                                                                                 --------      --------       --------    -------

                                                            SWITZERLAND - 9.5%
    53,484                                       53,484     Credit Suisse Group,   9,467                                    9,467
                                                             Registered
     3,711              1,175        529          5,415     Nestle, Registered     7,777         2,462            1,109    11,348
    18,545                           694         19,239     Novartis, Registered  29,107                          1,089    30,196
                                      70             70     Roche Holding AG                                        507       507
     9,130                                        9,130     Serono, Bearer         7,406                                    7,406
                       15,710                    15,710     STMicroelectronics                     549                        549
                                                             NV
                                   3,230          3,230     Swisscom AG                                             730       730
     6,123                                        6,123     Swiss Reinsurance,    12,381                                   12,381
                                                             Registered
                            0                         0     Sygenta AG *                             -                          -
    99,711             12,850                   112,561     UBS, Registered       14,414         1,858                     16,272
                                   1,636          1,636     Zurich Financial                                        540       540
                                                             Services AG
                                                                                 -------       -------          -------   -------
                                                                                  80,552         4,869            3,975    89,396
                                                                                 -------       -------          -------   -------


                                                            THAILAND - 0.0%
                                  15,900         15,900     Advanced Info                                           151        151
                                                             Service Public
                                                             Co., LTD
                                                                                 --------    ---------          -------  ---------

                                                            TOTAL FOREIGN STOCKS
                                                            (Cost $750,023,
                                                             $173,053, $52,440
                                                             and $975,516)        695,734      156,255           46,716    898,705
                                                                                 --------    ---------          -------  ---------

                                                            VARIABLE DEMAND
                                                             NOTES - 0.8%
                      $ 7,828                    $ 7,828    Deutsche Bank U.S.,                  7,828                       7,828
                                                             4.90%, 12/31/2031
                            2                          2    Chase U.S., 4.20%,                       2                           2
                                                             12/31/2031
                                     121             121    Chase U.S., 1.8255%,                                    121        121
                                                             12/31/2031
                                                                                 --------    ---------          -------  ---------



                                                            TOTAL VARIABLE RATE
                                                             DEMAND NOTES
                                                             (Cost $0, $7,830,                    7,830             121      7,951
                                                              $121 and $7,951)   --------     ---------        --------  ---------


                                                            RELATED MONEY MARKET
                                                             FUND - 2.4%
22,670,612                                   22,670,612     First American Prime   22,671                                   22,671
                                                             Obligations Fund
                                                                                 --------     ---------        --------  ---------

                                                            TOTAL RELATED MONEY
                                                             MARKET FUND
                                                             (Cost $22,671, $0,
                                                             $0 and $22,671)       22,671                                   22,671
                                                                                 --------     ---------        --------  ---------

                                                            TOTAL
                                                             INVESTMENTS - 98.6%
                                                             (Cost $772,694,
                                                             $180,883, $52,561
                                                             and $1,006,138)     $718,405     $ 164,085        $ 46,837  $ 929,327
                                                                                 --------     ---------        --------  ---------


* Non-Income producing security

** Restricted security

(1) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.

(2) Management does not anticipate having to sell any securities as a result of the merger.

(3) The Firstar International Growth Fund will be the accounting survivor.

AB - Aktiebolag (Swedish Stock Co.)

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German Stock Co.)

Cl - Class

GDR - Global Depository Receipt

HKD - Hong Kong Dollars

NV - Naamloze Vennootschaap (Dutch Corporation)

PLC - Public Limited Company


SA - Societe Anonyme (French Corporation)

SPA - Societa per Azioni (Italian Corporation)

See Notes to Pro Forma Financial Statements

FIRST AMERICAN REAL ESTATE SECURITIES FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN REAL ESTATE SECURITIES FUND AND FIRSTAR REIT FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                               Pro Forma
                               Combined                                                                               Pro Forma
                                (First                                                                                Combined
                               American                                                                                (First
                                 Real                                                                                  American
First American                  Estate                                              First American                    Real Estate
 Real Estates      Firstar    Securities                                              Real Estates      Firstar       Securities
Securities Fund   REIT Fund      Fund)                                              Securities Fund    REIT Fund         Fund)
    Shares         Shares      Shares(4)                                              Market Value    Market Value   Market Value(4)
---------------   ---------   ----------                                            ---------------   ------------   ---------------
                                           COMMON STOCKS 98.4%
                                           REAL ESTATE INVESTMENT TRUSTS - 98.4%
                                           DIVERSIFIED - 9.3%
                    31,000       31,000    Bedford Property Investors, Inc.          $                 $      582     $        582
     51,500         75,000      126,500    Catellus Development*                            811             1,181            1,992
     84,700         47,200      131,900    Crescent Real Estate Equities                  1,923             1,071            2,994
     31,900         18,100       50,000    RAIT Investment Trust                            440               250              690
                    45,000       45,000    Reckson Associates Realty Corp.                                  1,004            1,004
     32,500                      32,500    Rouse Company                                    840                                840
     28,500                      28,500    Security Capital Group, Cl B*                    591                                591
                    20,000       20,000    Trizec Hahn Corporation                                            301              301
                                                                                     ----------        ----------     ------------
                                                                                          4,605             4,388            8,993
                                                                                     ----------        ----------     ------------

                                           FINANCIAL SERVICES - 2.2%
    160,500                     160,500    Anthracite Mortgage Capital                    1,549                              1,549
                    23,000       23,000    Franchise Finance Corporation of America                           573              573
                                                                                     ----------        ----------     ------------
                                                                                          1,549               573            2,122
                                                                                     ----------        ----------     ------------



                                           HEALTHCARE - 0.8%
                    30,000       30,000    Healthcare Realty Trust, Inc.                                      723             723
                                                                                     ---------          ---------    ------------
                                                                                             -                723             723
                                                                                     ---------          ---------    ------------


                                           HOTELS - 6.9%
     7,400                        7,400    Four Seasons Hotel                              366                                366
    45,000          15,000       60,000    Hospitality Properties Trust                  1,188                396           1,584
    55,000          30,000       85,000    Host Marriott                                   642                350             992
    15,700                       15,700    Innkeepers USA Trust                            176                                176
    15,000          55,000       70,000    LaSalle Hotel Properties                        243                890           1,133
                    33,162       33,162    MeriStar Hospitality Corporation                                   663             663
    22,400                       22,400    RFS Hotel Investors                             324                                324
    19,000          23,300       42,300    Starwood Hotels & Resorts Worldwide             646                792           1,438
                                                                                     ---------          ---------    ------------
                                                                                         3,585              3,093           6,678
                                                                                     ---------          ---------    ------------

                                           OFFICE/INDUSTRIAL - 35.3%
    51,700          10,000       61,700    AMB Property                                  1,272                246           1,518
                    13,251       13,251    Arden Realty Inc.                                                  313             313
    33,750                       33,750    Beacon Capital Partnership* (1)                 384                                384
    36,300          19,000       55,300    Boston Properties                             1,396                731           2,127
    20,000          35,000       55,000    Brandywine Realty Trust                         398                697           1,095
    36,100                       36,100    Brookfield Properties                           601                                601
    31,100                       31,100    CarrAmerica Realty Trust                        887                                887
    10,500                       10,500    Centerpoint Properties                          490                                490
    31,600                       31,600    Corporate Office Properties Trust               301                                301
    97,000          70,000      167,000    Duke Realty Investments                       2,246              1,621           3,867
                    48,000       48,000    EastGroup Properties, Inc.                                       1,130           1,130
   166,013          52,000      218,013    Equity Office Properties Trust                4,648              1,456           6,104
    19,200                       19,200    First Industrial Realty Trust                   607                                607
     6,000                        6,000    Great Lakes Real Estate                         102                                102
                    23,000       23,000    Kilroy Realty Corporation                                          617             617
    33,500          24,450       57,950    Liberty Property Trust                          946                690           1,636
    34,600          19,400       54,000    Mack Cali Realty                                934                524           1,458
   111,500                      111,500    Mission West Properties                       1,416                              1,416
    50,100          24,000       74,100    Prentiss Properties Trust                     1,235                592           1,827
    91,600                       91,600    Prologis Trust                                1,839                              1,839
    11,900          10,000       21,900    SL Green Realty                                 327                275             602
    63,000          31,000       94,000    Spieker Properties                            3,456              1,700           5,156
                                                                                     ---------          ---------    ------------
                                                                                        23,485             10,590          34,075
                                                                                     ---------          ---------    ------------


                                           RESIDENTIAL - 24.6%

FIRST AMERICAN REAL ESTATE SECURITIES FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN REAL ESTATE SECURITIES FUND AND FIRSTAR REIT FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                               Pro Forma                                                                               Pro Forma
                               Combined                                                                                Combined
                                (First                                                                                  (First
                               American                                                                                American
First American                Real Estate                                           First American                    Real Estate
 Real Estates      Firstar     Securities                                             Real Estates      Firstar        Securities
Securities Fund   REIT Fund      Fund)                                              Securities Fund    REIT Fund         Fund)
    Shares         Shares      Shares(4)                                              Market Value    Market Value   Market Value(4)
---------------   ---------   ----------                                            ---------------   ------------   ---------------
     67,100         33,000      100,100    Apartment Investment and Management               2,983           1,467          4,450
    112,600         29,000      141,600    Archstone Communities Trust                       2,770             713          3,483
     37,700         24,512       62,212    AvalonBay Communities                             1,727           1,123          2,850
                    22,200       22,200    BRE Properties, Inc. - Class A                                      644            644
                    25,000       25,000    Camden Properties Trust                                             831            831
     11,500                      11,500    Charles E. Smith Residential Realty                 523                            523
     75,500         26,000      101,500    Equity Residential Properties Trust               3,928           1,353          5,281
     46,000          9,000       55,000    Essex Property Trust                              2,210             432          2,642
     32,700                      32,700    Manufactured Home Communities                       883                            883
     31,300         28,000       59,300    Summit Properties, Inc.                             767             686          1,453
     54,200                      54,200    United Dominion Realty Trust                        688                            688
                                                                                         ---------       ---------     ----------
                                                                                            16,479           7,249         23,728
                                                                                         ---------       ---------     ----------

                                           MALL/RETAIL - 16.5%
     12,000         25,500       37,500    CBL & Associates Properties                        319              678            997
                    26,200       26,200    Chelsea GCA Realty, Inc.                                          1,106          1,106
     38,400                      38,400    Commercial Net Lease Realty                        453                             453
                    13,000       13,000    Developers Diversified Realty Corporation                           191            191
     36,300         19,000       55,300    General Growth Properties, Inc.                  1,269              664          1,933
     12,200                      12,200    JP Realty                                          237                             237
     41,300         20,070       61,370    Kimco Realty                                     1,776              863          2,639
     16,000                      16,000    Mid Atlantic Realty Trust                          200                             200
                    43,000       43,000    Mills Corporation                                                   898            898
     31,500                      31,500    Pan Pacific Retail Properties                      698                             698
     38,200                      38,200    Philips International Realty                       157                             157
     84,000         47,040      131,040    Simon Property Group                             2,150            1,204          3,354
     51,300         15,000       66,300    Vornado Realty Trust                             1,838              537          2,375
     15,000                      15,000    Weingarten Realty Investors                        634                             634
                                                                                        ---------        ---------     ----------
                                                                                            9,731            6,142         15,873
                                                                                        ---------        ---------     ----------

                                           SELF STORAGE - 2.0%
                    22,660       22,660    Public Storage, Inc.                                                595            595
     17,000                      17,000    Shurgard Storage Centers                          449                              449
     13,400         15,240       28,640    Storage USA, Inc.                                 437               497            934
                                                                                        ---------        ---------     ----------
                                                                                              886            1,091          1,977
                                                                                        ---------        ---------     ----------

                                           SPECIALTY REAL ESTATE- 0.8%
     21,000                      21,000    Capital Automotive                                 336                             336
     35,000                      35,000    Fortress Investment* (1)                           433                             433
                                                                                        ---------        ---------     ----------
                                                                                              769                -            769
                                                                                        ---------        ---------     ----------

                                           TECHNOLOGY- 0.0%
         93                          93    Internap Network Services                            -                              -
                                                                                        ---------        ---------     ---------
                                                                                                -                -             -
                                                                                        ---------        ---------     ---------

                                           TOTAL REAL ESTATE INVESTMENT TRUSTS             61,089           33,850        94,939
                                                                                        ---------        ---------     ---------

                                           TOTAL COMMON STOCKS
                                           (Cost $56,955, $30,418, and $87,373)
                                                                                           61,089           33,850        94,939
                                                                                        ---------        ---------     ---------
                                           PREFERRED STOCKS- 0.2%
      6,019                       6,019    Cypress*                                             3                              3
      1,630                       1,630    Wyndham International*(2)                          160                            160
                                                                                        ---------        ---------      --------

                                           TOTAL PREFERRED STOCKS
                                           (Cost $25, $0 and $25)                             163                -           163
                                                                                        ---------        ---------      --------

                                           RELATED MONEY MARKET FUND - 1.2%
    737,418        489,143    1,226,561    First American Prime Obligations(3)                737              489         1,226
                                                                                        ---------        ---------      --------

FIRST AMERICAN REAL ESTATE SECURITIES FUND
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS
FIRST AMERICAN REAL ESTATE SECURITIES FUND AND FIRSTAR REIT FUND
March 31, 2001
(Dollar amounts in thousands)
(Unaudited)

(Percentages of each investment category relate to total net assets)

                                 Pro Forma                                                                           Pro Forma
                                 Combined                                                                            Combined
                                  (First                                                                              (First
                                 American                                                                            American
First American                  Real Estate                             First American                              Real Estate
 Real Estates      Firstar       Securities                              Real Estates          Firstar               Securities
Securities        REIT Fund        Fund)                               Securities Fund        REIT Fund                Fund)
 Fund Shares       Shares       Shares (4)                               Market Value        Market Value        Market Value (4)
--------------  -------------  ------------                           -----------------    ----------------     ------------------
                                              TOTAL RELATED PARTY
                                               MONEY MARKET FUND
                                               Cost ( $737, $489,
                                               and $1,226)                         737                  489                   1,226
                                                                       ------------------   ------------------   -------------------

                                              TOTAL INVESTMENTS
                                               - 99.8%
                                               (Cost $57,717,
                                               $30,907, and
                                               $88,624 )               $        61,989      $        34,339      $           96,328
                                                                       ==================   ==================   ===================

*   Non-income producing

(1) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(2) Private Placement Securities considered illiquid investments under guidelines established by the BOARD OF DIRECTORS.

(3) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(4) Management does not anticipate having to sell any securities as a result of the merger.


                  See Notes to Pro Forma Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


1.   BASIS OF COMBINATION

     The unaudited pro forma statements of assets and liabilities, statements of operations, and schedules of portfolio investments reflect the accounts of eleven investment portfolios offered by First American Investment Funds, Inc. ("the First American Investment Funds") and thirteen investment portfolios offered by Firstar Funds, Inc. ("the Firstar Funds") as if the proposed reorganizations occurred as of and for the year ended March 31, 2001. These statements have been derived from books and records utilized in calculating daily net asset values at March 31, 2001. Below are the fund names for the First American Investment Funds, the Firstar Funds and the Surviving Funds. All of the Surviving Funds will be portfolios of the First American Investment Funds. The designation FA for the First American Investment Funds or FS for the Firstar Funds in the Surviving Funds column indicates which Fund will be the accounting survivor of the reorganization.

     FIRST AMERICAN INVESTMENT FUNDS      FIRSTAR FUNDS                            SURVIVING FUNDS
     ----------------------------------------------------------------------------------------------------------------
     Limited Term Income Fund             Short-Term Bond Fund                     Limited Term Income Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     Intermediate Term Income Fund        Intermediate Bond Fund                   Intermediate Term Income Fund (FS)***
     ----------------------------------------------------------------------------------------------------------------
     Fixed Income Fund                    Aggregate Bond Fund                      Fixed Income Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     Corporate Bond Fund                  Strategic Income Fund                    Corporate Bond Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     Intermediate Tax Free Fund           Tax-Exempt Intermediate Bond Fund        Intermediate Tax Free Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     Tax Free Fund                        National Municipal Bond Fund             Tax Free Fund (FS)****
     ----------------------------------------------------------------------------------------------------------------
     Balanced Fund                        Balanced Growth Fund                     Balanced Fund (FS)*
                                          Balanced Income Fund
     ----------------------------------------------------------------------------------------------------------------
     Equity Income Fund                   Equity Income Fund                       Equity Income Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     Equity Index Fund                    Equity Index Fund                        Equity Index Fund (FA)
     ----------------------------------------------------------------------------------------------------------------
     International Fund                   International Growth Fund                International Fund (FS)**
                                          International Value Fund
     ----------------------------------------------------------------------------------------------------------------
     Real Estate Securities Fund          REIT Fund                                Real Estate Securities Fund (FA)
     ----------------------------------------------------------------------------------------------------------------

     *   The Firstar Balanced Growth Fund will be the accounting survivor.
     ** The Firstar International Growth Fund will be the accounting survivor. *** The Firstar Intermediate Bond Fund will be the accounting survivor. ****The Firstar National Municipal Bond Fund will be the accounting survivor.


     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under accounting principles generally accepted in the United States, the basis on the part of the acquiring funds of the assets of the acquired funds will be the fair market value of such on the closing date of the transaction. The acquiring funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring funds of the assets of the acquired funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring funds in the reorganization
     - i.e., the sum of the liabilities assumed, the fair market value of the acquiring funds' shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds.

     The pro forma statements of assets and liabilities, statements of operations, and schedules of portfolio investments should be read in conjunction with the historical financial statements of the First American Investment Funds and Firstar Funds incorporated by reference in the Statement of Additional Information.

     The First American Investment Funds and Firstar Funds are each separate portfolios of the First American Investment Funds, Inc. and Firstar Funds, Inc., respectively, which are registered as open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").


2.   SERVICE PROVIDERS

     U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined Funds' investment advisor. Clay Finlay, Inc. will serve as the sub-advisor to the First American International Fund. U.S. Bancorp Piper Jaffray Asset Management, Inc. and Firstar Mutual Fund Services, LLC (the "Co-administrators") will serve as the co-administrators to the Funds. Firstar Mutual Fund Services, LLC will serve as the transfer agent to the Funds. U.S. Bank will serve as the custodian to the Funds.


3.   ORGANIZATIONAL EXPENSES

     Organizational costs of the funds that are not Surviving Funds cannot be carried over when being merged with other funds. Therefore, in the pro forma statements of asset and liabilities, the unamortized organizational costs were written off for the non-surviving funds rather than being carried forward.

4.   SHARE CLASSES AND FEES

     FIRST AMERICAN INVESTMENT FUNDS
     The First American Investment Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares subject to a CDSC. Class C shares are subject to a front-end sales charge and a CDSC. Class Y shares are offered only to qualifying institutional investors and are not subject to a front-end sales charge or CDSC.

     FIRST AMERICAN INVESTMENT FUNDS          CLASSES OF SHARES
     ---------------------------------------------------------------------------
     Limited Term Income Fund                 Class A, Class Y
     ---------------------------------------------------------------------------
     Intermediate Term Income Fund            Class A, Class Y
     ---------------------------------------------------------------------------
     Fixed Income Fund                        Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     Corporate Bond Fund                      Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     Intermediate Tax Free Fund               Class A, Class Y
     ---------------------------------------------------------------------------
     Tax Free Fund                            Class A, Class C, Class Y
     ---------------------------------------------------------------------------
     Balanced Fund                            Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     Equity Income Fund                       Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     Equity Index Fund                        Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     International Fund                       Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------
     Real Estate Securities Fund              Class A, Class B, Class C, Class Y
     ---------------------------------------------------------------------------

     Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

     FIRST AMERICAN INVESTMENT FUNDS                   ADVISORY FEES ANNUAL RATE
     ---------------------------------------------------------------------------
     Limited Term Income Fund                                    0.70%
     ---------------------------------------------------------------------------
     Intermediate Term Income Fund                               0.70%
     ---------------------------------------------------------------------------
     Fixed Income Fund                                           0.70%
     ---------------------------------------------------------------------------
     Corporate Bond Fund                                         0.70%
     ---------------------------------------------------------------------------
     Intermediate Tax Free Fund                                  0.70%
     ---------------------------------------------------------------------------
     Tax Free Fund                                               0.70%
     ---------------------------------------------------------------------------
     Balanced Fund                                               0.70%
     ---------------------------------------------------------------------------
     Equity Income Fund                                          0.70%
     ---------------------------------------------------------------------------
     Equity Index Fund                                           0.70%
     ---------------------------------------------------------------------------
     International Fund                                          1.25%
     ---------------------------------------------------------------------------
     Real Estate Securities Fund                                 0.70%
     ---------------------------------------------------------------------------

     Under the terms of the administration agreement, the administrator is entitled to receive administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

     FIRST AMERICAN INVESTMENT FUNDS             ADMINISTRATION FEES ANNUAL RATE
     ---------------------------------------------------------------------------
     Limited Term Income Fund                                 Tiered
     ---------------------------------------------------------------------------
     Intermediate Term Income Fund                            Tiered
     ---------------------------------------------------------------------------
     Fixed Income Fund                                        Tiered
     ---------------------------------------------------------------------------
     Corporate Bond Fund                                      Tiered
     ---------------------------------------------------------------------------
     Intermediate Tax Free Fund                               Tiered
     ---------------------------------------------------------------------------
     Tax Free Fund                                            Tiered
     ---------------------------------------------------------------------------
     Balanced Fund                                            Tiered
     ---------------------------------------------------------------------------
     Equity Income Fund                                       Tiered
     ---------------------------------------------------------------------------
     Equity Index Fund                                        Tiered
     ---------------------------------------------------------------------------
     International Fund                                       Tiered
     ---------------------------------------------------------------------------
     Real Estate Securities Fund                              Tiered
     ---------------------------------------------------------------------------

     Tiered: 0.12% of the first $8 billion of the combined average aggregate daily net assets of the open-end mutual funds of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc. (collectively the "First American Fund Family"), plus 0.105% of the First American Fund Family's combined average aggregate daily net assets in excess of $8 billion.

     FIRSTAR FUNDS
     The Firstar Funds have multiple classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares subject to a CDSC. Class Y shares and institutional shares not subject to a front-end sales charge or CDSC.

     FIRSTAR FUNDS                             CLASSES OF SHARES
     ----------------------------------------------------------------------------------
     Short-Term Bond Fund                      Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Intermediate Bond Fund                    Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Aggregate Bond Fund                       Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Strategic Income Fund                     Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Tax-Exempt Intermediate Bond Fund         Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     National Municipal Bond Fund              Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Balanced Income Fund                      Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Balanced Growth Fund                      Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Equity Income Fund                        Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     Equity Index Fund                         Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     International Value Fund                  Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     International Growth Fund                 Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------
     REIT Fund                                 Class A, Class B, Class Y, Institutional
     ----------------------------------------------------------------------------------

     Under the terms of the investment advisory agreement, the advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

     FIRSTAR FUNDS                                     ADVISORY FEES ANNUAL RATE
     ---------------------------------------------------------------------------
     Short-Term Bond Fund                                        0.60%
     ---------------------------------------------------------------------------
     Intermediate Bond Fund                                      0.50%
     ---------------------------------------------------------------------------
     Aggregate Bond Fund                                         0.50%
     ---------------------------------------------------------------------------
     Strategic Income Fund                                       0.95%
     ---------------------------------------------------------------------------
     Tax-Exempt Intermediate Bond Fund                           0.50%
     ---------------------------------------------------------------------------
     National Municipal Bond Fund                                0.55%
     ---------------------------------------------------------------------------
     Balanced Income Fund                                        0.75%
     ---------------------------------------------------------------------------
     Balanced Growth Fund                                        0.75%
     ---------------------------------------------------------------------------
     Equity Income Fund                                          0.75%
     ---------------------------------------------------------------------------
     Equity Index Fund                                           0.25%
     ---------------------------------------------------------------------------
     International Value Fund                                    1.34%
     ---------------------------------------------------------------------------
     International Growth Fund                                   1.00%
     ---------------------------------------------------------------------------
     REIT Fund                                                   0.75%
     ---------------------------------------------------------------------------

     Under the terms of the administration agreement, the administrator is entitled to receive administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

     FIRSTAR FUNDS                               ADMINISTRATION FEES ANNUAL RATE
     ---------------------------------------------------------------------------
     Short-Term Bond Fund                                     Tiered
     ---------------------------------------------------------------------------
     Intermediate Bond Fund                                   Tiered
     ---------------------------------------------------------------------------
     Aggregate Bond Fund                                      Tiered
     ---------------------------------------------------------------------------
     Strategic Income Fund                                    Tiered
     ---------------------------------------------------------------------------
     Tax-Exempt Intermediate Bond Fund                        Tiered
     ---------------------------------------------------------------------------
     National Municipal Bond Fund                             Tiered
     ---------------------------------------------------------------------------
     Balanced Income Fund                                     Tiered
     ---------------------------------------------------------------------------
     Balanced Growth Fund                                     Tiered
     ---------------------------------------------------------------------------
     Equity Income Fund                                       Tiered
     ---------------------------------------------------------------------------
     Equity Index Fund                                        Tiered
     ---------------------------------------------------------------------------
     International Value Fund                                 Tiered
     ---------------------------------------------------------------------------
     International Growth Fund                                Tiered
     ---------------------------------------------------------------------------
     REIT Fund                                                Tiered
     ---------------------------------------------------------------------------

     Tiered: 0.125% on first $2 billion of the Firstar Fund complex net assets and 0.10% on the Firstar Fund complex net assets in excess of $2 billion.

5.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect if the First American Investment Funds and Firstar Funds as appropriate were included in the Surviving Funds for the year ended March 31, 2001.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination as if the reorganization had occurred at March 31, 2001. The Surviving Funds will offer the following classes:

     SURVIVING FUNDS                        CLASSES OF SHARES
     ----------------------------------------------------------------------------------
     Limited Term Income Fund               Class A, Class S, Class Y
     ----------------------------------------------------------------------------------
     Intermediate Term Income Fund          Class A, Class S, Class Y
     ----------------------------------------------------------------------------------
     Fixed Income Fund                      Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     Corporate Bond Fund                    Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     Intermediate Tax Free Fund             Class A, Class Y
     ----------------------------------------------------------------------------------
     Tax Free Fund                          Class A, Class C, Class Y
     ----------------------------------------------------------------------------------
     Balanced Fund                          Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     Equity Income Fund                     Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     Equity Index Fund                      Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     International Fund                     Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------
     Real Estate Securities Fund            Class A, Class B, Class C, Class S, Class Y
     ----------------------------------------------------------------------------------

     More information on the classes of shares offered can be found in the Combined Proxy Statement/Prospectus.

6.   PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date or as soon as information is available to the Funds. Discounts are accreted and premiums are amortized on fixed income securities over the life of the respective security. Discounts are accreted and premiums are amortized on securities with put provisions to the earlier of the put or maturity date.

7.   CAPITAL SHARES

     The pro forma net asset values per share assume the issuance of shares of the First American Investment Funds, which would have occurred at March 31, 2001, in connection with the proposed reorganization.

8.   MERGER COSTS

     All costs associated with the Reorganization will be paid by U.S. Bancorp.

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR SHORT-TERM BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011



                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED


         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Short-Term Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Short-Term Bond Fund to the FAIF Limited Term Income Fund in exchange for shares of designated classes of the FAIF Limited Term Income Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Limited Term Income Fund to the shareholders of the Firstar Short-Term Bond Fund in liquidation of the Firstar Short-Term Bond Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.


                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                         FIRSTAR INTERMEDIATE BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED




         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Intermediate Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Intermediate Bond Fund to the FAIF Intermediate Term Income Fund in exchange for shares of designated classes of the FAIF Intermediate Term Income Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Intermediate Term Income Fund to the shareholders of the Firstar Intermediate Bond Fund in liquidation of the Firstar Intermediate Bond Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                 [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR BOND IMMDEX(TM) FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011


                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903
                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Bond IMMDEX(TM) Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Bond IMMDEX(TM) Fund to the FAIF Bond IMMDEX(TM) Fund in exchange for shares of designated classes of the FAIF Bond IMMDEX(TM) Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Bond IMMDEX(TM) Fund to the shareholders of the Firstar Bond IMMDEX(TM) Fund in liquidation of the Firstar Bond IMMDEX(TM) Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                     FIRSTAR U.S. GOVERNMENT SECURITIES FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903
                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar U.S. Government Securities Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar U.S. Government Securities Fund to the FAIF U.S. Government Securities Fund in exchange for shares of designated classes of the FAIF U.S. Government Securities Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF U.S. Government Securities Fund to the shareholders of the Firstar U.S. Government Securities Fund in liquidation of the Firstar U.S. Government Securities Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN
(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSONS.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                           FIRSTAR AGGREGATE BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Aggregate Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Aggregate Bond Fund to the FAIF Fixed Income Fund in exchange for shares of designated classes of the FAIF Fixed Income Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Fixed Income Fund to the shareholders of the Firstar Aggregate Bond Fund in liquidation of the Firstar Aggregate Bond Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN
(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR STRATEGIC INCOME FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY

                   YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF
                              ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Strategic Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Strategic Income Fund to the FAIF Corporate Bond Fund in exchange for shares of designated classes of the FAIF Corporate Bond Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Corporate Bond Fund to the shareholders of the Firstar Strategic Income Fund in liquidation of the Firstar Strategic Income Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN
(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


---------------------------          ----------------------------------------
SIGNATURE              DATE          SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                    FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Tax-Exempt Intermediate Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Tax-Exempt Intermediate Bond Fund to the FAIF Intermediate Tax Free Fund in exchange for shares of designated classes of the FAIF Intermediate Tax Free Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Intermediate Tax Free Fund to the shareholders of the Firstar Tax-Exempt Intermediate Bond Fund in liquidation of the Firstar Tax-Exempt Intermediate Bond Fund.

                [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
                [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                      FIRSTAR MISSOURI TAX-EXEMPT BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Missouri Tax-Exempt Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Missouri Tax-Exempt Bond Fund to the FAIF Missouri Tax Free Fund in exchange for shares of designated classes of the FAIF Missouri Tax Free Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Missouri Tax Free Fund to the shareholders of the Firstar Missouri Tax-Exempt Bond Fund in liquidation of the Firstar Missouri Tax-Exempt Bond Fund.

                [ ] FOR         [ ] AGAINST         [ ] ABSTAIN
(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
                [ ] FOR         [ ] AGAINST         [ ] ABSTAIN


         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                      FIRSTAR NATIONAL MUNICIPAL BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar National Municipal Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar National Municipal Bond Fund to the FAIF Tax Free Fund in exchange for shares of designated classes of the FAIF Tax Free Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Tax Free Fund to the shareholders of the Firstar National Municipal Bond Fund in liquidation of the Firstar National Municipal Bond Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR BALANCED INCOME FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Balanced Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Balanced Income Fund to the FAIF Balanced Fund in exchange for shares of designated classes of the FAIF Balanced Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Balanced Fund to the shareholders of the Firstar Balanced Income Fund in liquidation of the Firstar Balanced Income Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR BALANCED GROWTH FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903
                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Balanced Growth Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Balanced Growth Fund to the FAIF Balanced Fund in exchange for shares of designated classes of the FAIF Balanced Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Balanced Fund to the shareholders of the Firstar Balanced Growth Fund in liquidation of the Firstar Balanced Growth Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR GROWTH & INCOME FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903
                                       OR

                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Growth & Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Growth & Income Fund to the FAIF Growth & Income Fund in exchange for shares of designated classes of the FAIF Growth & Income Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Growth & Income Fund to the shareholders of the Firstar Growth & Income Fund in liquidation of the Firstar Growth & Income Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                           FIRSTAR EQUITY INCOME FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Equity Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Equity Income Fund to the FAIF Equity Income Fund in exchange for shares of designated classes of the FAIF Equity Income Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Equity Income Fund to the shareholders of the Firstar Equity Income Fund in liquidation of the Firstar Equity Income Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                           FIRSTAR RELATIVE VALUE FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.
                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011
                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL
                         CALL TOLL-FREE 1-800-690-6903
                                       OR
                         LOG ON TO WWW.PROXYVOTE.COM
                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Relative Value Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Relative Value Fund to the FAIF Relative Value Fund in exchange for shares of designated classes of the FAIF Relative Value Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Relative Value Fund to the shareholders of the Firstar Relative Value Fund in liquidation of the Firstar Relative Value Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.
           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                            FIRSTAR EQUITY INDEX FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Equity Index Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Equity Index Fund to the FAIF Equity Index Fund in exchange for shares of designated classes of the FAIF Equity Index Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Equity Index Fund to the shareholders of the Firstar Equity Index Fund in liquidation of the Firstar Equity Index Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                       FIRSTAR LARGE CAP CORE EQUITY FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Large Cap Core Equity Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Large Cap Core Equity Fund to the FAIF Large Cap Core Fund in exchange for shares of designated classes of the FAIF Large Cap Core Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Large Cap Core Fund to the shareholders of the Firstar Large Cap Core Equity Fund in liquidation of the Firstar Large Cap Core Equity Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR LARGE CAP GROWTH FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Large Cap Growth Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Large Cap Growth Fund to the FAIF Capital Growth Fund in exchange for shares of designated classes of the FAIF Capital Growth Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Capital Growth Fund to the shareholders of the Firstar Large Cap Growth Fund in liquidation of the Firstar Large Cap Growth Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                        FIRSTAR INTERNATIONAL VALUE FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar International Value Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar International Value Fund to the FAIF International Fund in exchange for shares of designated classes of the FAIF International Fund of equal value; and (b) the distribution of the shares designated classes of the FAIF International Fund to the shareholders of the Firstar International Value Fund in liquidation of the Firstar International Value Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                        FIRSTAR INTERNATIONAL GROWTH FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar International Growth Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar International Growth Fund to the FAIF International Fund in exchange for shares of designated classes of the FAIF International Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF International Fund to the shareholders of the Firstar International Growth Fund in liquidation of the Firstar International Growth Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN


         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                            FIRSTAR MIDCAP INDEX FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar MidCap Index Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar MidCap Index Fund to the FAIF Mid Cap Index Fund in exchange for shares of designated classes of the FAIF Mid Cap Index Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Mid Cap Index Fund to the shareholders of the Firstar MidCap Index Fund in liquidation of the Firstar MidCap Index Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                         FIRSTAR MIDCAP CORE EQUITY FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar MidCap Core Equity Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar MidCap Core Equity Fund to the FAIF Mid Cap Core Fund in exchange for shares of designated classes of the FAIF Mid Cap Core Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Mid Cap Core Fund to the shareholders of the Firstar MidCap Core Equity Fund in liquidation of the Firstar MidCap Core Equity Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                          FIRSTAR SMALL CAP INDEX FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Small Cap Index Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Small Cap Index Fund to the FAIF Small Cap Index Fund in exchange for shares of designated classes of the FAIF Small Cap Index Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Small Cap Index Fund to the shareholders of the Firstar Small Cap Index Fund in liquidation of the Firstar Small Cap Index Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                       FIRSTAR SMALL CAP CORE EQUITY FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

       The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Small Cap Core Equity Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Small Cap Core Equity Fund to the FAIF Small Cap Core Fund in exchange for shares of designated classes of the FAIF Small Cap Core Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Small Cap Core Fund to the shareholders of the Firstar Small Cap Core Equity Fund in liquidation of the Firstar Small Cap Core Equity Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                        FIRSTAR SCIENCE & TECHNOLOGY FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Science & Technology Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Science & Technology Fund to the FAIF Science & Technology Fund in exchange for shares of designated classes of the FAIF Science & Technology Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Science & Technology Fund to the shareholders of the Firstar Science & Technology Fund in liquidation of the Firstar Science & Technology Fund.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

           [  ]FOR                   [  ]AGAINST                [  ]ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                              FIRSTAR MICROCAP FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar MicroCap Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar MicroCap Fund to the FAIF Micro Cap Fund in exchange for shares of designated classes of the FAIF Micro Cap Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Micro Cap Fund to the shareholders of the Firstar MicroCap Fund in liquidation of the Firstar MicroCap Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE

                                   PROXY CARD

                               FIRSTAR FUNDS, INC.

                                FIRSTAR REIT FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 30, 2001

                        PLEASE VOTE THIS PROXY CARD TODAY


  YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

                              FIRSTAR FUNDS, INC.
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN 53201-3011

                 VOTE BY TELEPHONE, ON THE INTERNET, OR BY MAIL

                         CALL TOLL-FREE 1-800-690-6903

                                       OR

                          LOG ON TO WWW.PROXYVOTE.COM

                                       OR

                  RETURN IN THE ENCLOSED POSTAGE PAID ENVELOPE

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

         The undersigned hereby appoints Michael Phillips, Cori Daggett and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Funds, Inc. (the "Meeting") to be held at the offices of Firstar Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern time) on August 30, 2001, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar REIT Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JULY 1, 2001.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF FIRSTAR FUNDS, INC., WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS.

(1) To approve the Agreement and Plan of Reorganization by and between Firstar Funds, Inc. ("Firstar") and First American Investment Funds ("FAIF"), attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar REIT Fund to the FAIF Real Estate Securities Fund in exchange for shares of designated classes of the FAIF Real Estate Securities Fund of equal value; and (b) the distribution of the shares of designated classes of the FAIF Real Estate Securities Fund to the shareholders of the Firstar REIT Fund in liquidation of the Firstar REIT Fund.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

(2) To approve the sale of substantially all of the assets of Firstar in connection with the reorganizations of the Firstar Funds contemplated by the Reorganization Agreement and similar reorganizations being voted on by shareholders of other investment portfolios of Firstar and the dissolution of Firstar under state law upon the consummation of the separate reorganizations.

                  [ ] FOR         [ ] AGAINST         [ ] ABSTAIN

         In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.


PLEASE SIGN, DATE AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY WILL BE VOTED IN THE MANNER SPECIFIED HEREON AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSALS.

PLEASE SIGN EXACTLY AS NAME APPEARS HEREON. WHEN SHARES ARE HELD BY JOINT TENANTS, BOTH SHOULD SIGN. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH. IF A CORPORATION, PLEASE SIGN IN FULL CORPORATE NAME BY PRESIDENT OR OTHER AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON.


--------------------------------         -------------------------------------
SIGNATURE                   DATE         SIGNATURE (JOINT OWNER)          DATE